                   NATIONS INTERMEDIATE MUNICIPAL BOND FUND
                     NATIONS KANSAS MUNICIPAL INCOME FUND
              NATIONS TENNESSEE INTERMEDIATE MUNICIPAL BOND FUND
 One Bank of America Plaza, 33/rd/ Floor Charlotte, North Carolina 28255-0001

            COLUMBIA PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
             One Financial Center Boston, Massachusetts 02111-2621

Dear Shareholder:

   I am writing to ask for your vote on (1) the proposed mergers of Nations Intermediate Municipal Bond Fund, Nations Kansas Municipal Income Fund and Nations Tennessee Intermediate Municipal Bond Fund, each a series of Nations Funds Trust, and Columbia Pennsylvania Intermediate Municipal Bond Fund, a series of Columbia Funds Trust V, into Columbia Intermediate Tax-Exempt Bond Fund (the "Acquiring Fund" and, together with the aforementioned funds, each a "Fund"), a series of Columbia Funds Trust V and (2) for shareholders of Columbia Pennsylvania Intermediate Municipal Bond Fund only, the election of Trustees of Columbia Funds Trust V, at a special joint meeting of shareholders to be held on September 16, 2005.

   The proposed mergers are a few of several mergers recommended by Columbia Management Advisors, Inc. ("Columbia"), the investment advisor to the Columbia Funds. Columbia's overall goal in proposing these fund mergers is two-fold. First, by merging funds with generally similar investment strategies, Columbia can create larger, more efficient investment portfolios. Second, by streamlining its product offering, Columbia can more effectively concentrate its investment management and distribution resources on a more focused group of portfolios. Columbia recommended the mergers to enable shareholders to invest in a larger, more efficient investment portfolio while continuing to access a similar investment strategy.

   Should a merger be approved and the other conditions to the merger be satisfied, your current Fund investment will be exchanged, without immediate federal income tax consequences, for an equal investment (that is, dollar value) in the Acquiring Fund. Shareholders of Columbia Pennsylvania Intermediate Municipal Bond Fund will receive shares of the Acquiring Fund corresponding to the class of shares they currently own. Shareholders of Nations Intermediate Municipal Bond Fund, Nations Kansas Municipal Income Fund and Nations Tennessee Intermediate Municipal Bond Fund will receive Class A, Class B, Class C and Class Z shares for their Investor A, Investor B, Investor C and Primary A shares, respectively. It also is expected that if shareholders of the Acquiring Fund approve the election of all nominees to its Board of Trustees (pursuant to a separate proxy statement), the Acquiring Fund will be reorganized as a series of Columbia Funds Trust IX, a Massachusetts business trust into which the legal entities of all of the retail Columbia Funds are expected to be consolidated. Columbia believes that this consolidation will enhance the efficiency of administration and compliance monitoring for the Columbia Funds. More information on the specific details and reasons for your Fund's merger is contained in the enclosed combined Prospectus/Proxy Statement. Please read it carefully.

   THE TRUSTEES OF YOUR FUND UNANIMOUSLY RECOMMEND THAT YOU VOTE FOR THE MERGER.

   THE TRUSTEES OF COLUMBIA PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND UNANIMOUSLY RECOMMEND THAT YOU VOTE FOR ALL OF THE NOMINEES FOR TRUSTEES OF YOUR FUND.

   YOUR VOTE IS IMPORTANT. YOU CAN VOTE BY COMPLETING THE ENCLOSED PROXY CARD. A SELF-ADDRESSED POSTAGE-PAID ENVELOPE HAS BEEN ENCLOSED FOR YOUR CONVENIENCE.

   We appreciate your participation and prompt response in these matters and thank you for your continued support.

                                                   Sincerely,


                                                   Christopher L. Wilson
                                                   President and Chief
                                                     Executive Officer
                                                   Nations Funds Trust
                                                   Columbia Funds Trust V

July 18, 2005

   NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD SEPTEMBER 16, 2005

                   NATIONS INTERMEDIATE MUNICIPAL BOND FUND
                     NATIONS KANSAS MUNICIPAL INCOME FUND
              NATIONS TENNESSEE INTERMEDIATE MUNICIPAL BOND FUND
                         Series of Nations Funds Trust

                    One Bank of America Plaza, 33/rd/ Floor
                     Charlotte, North Carolina 28255-0001
                                1-866-348-1468

                                      and

            COLUMBIA PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
                      A Series of Columbia Funds Trust V

                             One Financial Center
                       Boston, Massachusetts 02111-2621
                                1-866-348-1468

To the shareholders of Nations Intermediate Municipal Bond Fund:

   NOTICE IS HEREBY GIVEN that a Special Meeting of the shareholders of Nations Intermediate Municipal Bond Fund (the "Nations Intermediate Fund"), a series of Nations Funds Trust, will be held at 10:00 a.m. Eastern time on September 16, 2005, at the offices of Columbia Management Advisors, Inc., One Financial Center, Boston, Massachusetts 02111-2621, for the following purposes:

      1. To approve an Agreement and Plan of Reorganization providing for (i) the sale of all of the assets of the Nations Intermediate Fund to, and the assumption of all of the liabilities of the Nations Intermediate Fund by, Columbia Intermediate Tax-Exempt Bond Fund (the "Acquiring Fund"), a series of Columbia Funds Trust V, in exchange for shares of the Acquiring Fund, and
   (ii) the distribution of such shares to the shareholders of the Nations Intermediate Fund in complete liquidation of the Nations Intermediate Fund.

      2. To consider and act upon such other matters that properly come before the meeting or any adjourned session of the meeting.

To the shareholders of Nations Kansas Municipal Income Fund:

   NOTICE IS HEREBY GIVEN that a Special Meeting of the shareholders of Nations Kansas Municipal Income Fund (the "Nations Kansas Fund"), a series of Nations Funds Trust, will be held at 10:00 a.m. Eastern time on September 16, 2005, at the offices of Columbia Management Advisors, Inc., One Financial Center, Boston, Massachusetts 02111-2621, for the following purposes:

      1. To approve an Agreement and Plan of Reorganization providing for (i) the sale of all of the assets of the Nations Kansas Fund to, and the assumption of all of the liabilities of the Nations Kansas Fund by, Columbia Intermediate Tax-Exempt Bond Fund (the "Acquiring Fund"), a series of Columbia Funds Trust V, in exchange for shares of the Acquiring Fund, and
   (ii) the distribution of such shares to the shareholders of the Nations Kansas Fund in complete liquidation of the Nations Kansas Fund.

      2. To consider and act upon such other matters that properly come before the meeting or any adjourned session of the meeting.

To the shareholders of Nations Tennessee Intermediate Municipal Bond Fund:

   NOTICE IS HEREBY GIVEN that a Special Meeting of the shareholders of Nations Tennessee Intermediate Municipal Bond Fund (the "Nations Tennessee Fund"), a series of Nations Funds Trust, will be held at 10:00 a.m. Eastern time on September 16, 2005, at the offices of Columbia Management Advisors, Inc., One Financial Center, Boston, Massachusetts 02111-2621, for the following purposes:

      1. To approve an Agreement and Plan of Reorganization providing for (i) the sale of all of the assets of the Nations Tennessee Fund to, and the assumption of all of the liabilities of the Nations Tennessee Fund by, Columbia Intermediate Tax-Exempt Bond Fund (the "Acquiring Fund"), a series of Columbia Funds Trust V, in exchange for shares of the Acquiring Fund, and
   (ii) the distribution of such shares to the shareholders of the Nations Tennessee Fund in complete liquidation of the Nations Tennessee Fund.

      2. To consider and act upon such other matters that properly come before the meeting or any adjourned session of the meeting.

To the shareholders of Columbia Pennsylvania Intermediate Municipal Bond Fund:

   NOTICE IS HEREBY GIVEN that a Special Meeting of the shareholders of Columbia Pennsylvania Intermediate Municipal Bond Fund (the "Columbia Pennsylvania Fund"), a series of Columbia Funds Trust V, will be held at 10:00 a.m. Eastern time on September 16, 2005, at the offices of Columbia Management Advisors, Inc., One Financial Center, Boston, Massachusetts 02111-2621, for the following purposes:

      1. To approve an Agreement and Plan of Reorganization providing for (i) the sale of all of the assets of the Columbia Pennsylvania Fund to, and the assumption of all of the liabilities of the Columbia Pennsylvania Fund by, Columbia Intermediate Tax-Exempt Bond Fund (the "Acquiring Fund"), a series of Columbia Funds Trust V, in exchange for shares of the Acquiring Fund, and
   (ii) the distribution of such shares to the shareholders of the Columbia Pennsylvania Fund in complete liquidation of the Columbia Pennsylvania Fund.

      2. To elect Trustees of Columbia Funds Trust V. Mses. Kelly and Verville and Messrs. Hacker, Lowry, Mayer, Nelson, Neuhauser, Simpson, Stitzel, Theobald and Woolworth (each of whom has agreed to serve) are nominees for election as trustees of Columbia Funds Trust V by the shareholders of Columbia Funds Trust V.

      3. To consider and act upon such other matters that properly come before the meeting or any adjourned session of the meeting.

   Shareholders of record of each of the Nations Intermediate Fund, the Nations Kansas Fund, the Nations Tennessee Fund and the Columbia Pennsylvania Fund at the close of business on June 28, 2005 are entitled to notice of and to vote at the meeting and any adjourned session of the meeting.

                                                   By Order of the Board of
                                                     Trustees,

                                                   R. Scott Henderson, Secretary

July 18, 2005

NOTICE: YOUR VOTE IS IMPORTANT, REGARDLESS OF THE NUMBER OF SHARES YOU OWN.
        PLEASE SEE THE ENCLOSED PROSPECTUS/PROXY STATEMENT AND OTHER MATERIALS FOR INSTRUCTIONS ON HOW TO VOTE EASILY AND QUICKLY.

                                                 Filed pursuant to Rule 497(b).
                                                           File no. 333-125500.

                          PROSPECTUS/PROXY STATEMENT
                                 July 1, 2005

                 Acquisition of the Assets and Liabilities of

                   NATIONS INTERMEDIATE MUNICIPAL BOND FUND
                     NATIONS KANSAS MUNICIPAL INCOME FUND
              NATIONS TENNESSEE INTERMEDIATE MUNICIPAL BOND FUND

                            c/o Nations Funds Trust
                    One Bank of America Plaza, 33/rd/ Floor
                     Charlotte, North Carolina 28255-0001
                                1-866-348-1468

                                      and

            COLUMBIA PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND

                          c/o Columbia Funds Trust V
                             One Financial Center
                       Boston, Massachusetts 02111-2621
                                1-866-348-1468

                       by and in Exchange for Shares of

                  COLUMBIA INTERMEDIATE TAX-EXEMPT BOND FUND

                          c/o Columbia Funds Trust V
                             One Financial Center
                       Boston, Massachusetts 02111-2621
                                1-866-348-1468

                                     * * *

                Election of Trustees of Columbia Funds Trust V

TABLE OF CONTENTS

I.    Questions and Answers Regarding Approval of the Mergers.......................   5
II.   Nations Intermediate Fund
      Proposal -- Merger of the Nations Intermediate Fund into the Acquiring Fund...  26
      The Proposal..................................................................  26
      Principal Investment Risks....................................................  26
      Information about the Merger..................................................  27
III.  Nations Kansas Fund
      Proposal -- Merger of the Nations Kansas Fund into the Acquiring Fund.........  32
      The Proposal..................................................................  32
      Principal Investment Risks....................................................  32
      Information about the Merger..................................................  33
IV.   Nations Tennessee Fund
      Proposal -- Merger of the Nations Tennessee Fund into the Acquiring Fund......  38
      The Proposal..................................................................  38
      Principal Investment Risks....................................................  38
      Information about the Merger..................................................  39
V.    Columbia Pennsylvania Fund
      Proposal 1 -- Merger of the Columbia Pennsylvania Fund into the Acquiring Fund  44
      The Proposal..................................................................  44
      Principal Investment Risks....................................................  44
      Information about the Merger..................................................  45
VI.   Questions and Answers Regarding the Election of Trustees......................  50
VII.  Columbia Pennsylvania Fund
      Proposal 2 -- Election of Trustees............................................  51
VIII. General.......................................................................  61
      Information About the Mergers.................................................  61
      Voting Information............................................................  64
      Information about Proxies and the Conduct of the Meeting......................  64
Appendix A -- Form of Agreement and Plan of Reorganization.......................... A-1
Appendix B -- Fund Information...................................................... B-1
Appendix C -- Capitalization........................................................ C-1
Appendix D -- Information Applicable to the Acquiring Fund.......................... D-1
Appendix E -- Financial Highlights for the Acquiring Fund........................... E-1
Appendix F -- Comparison of Organizational Documents................................ F-1

   This Prospectus/Proxy Statement (this "Prospectus/Proxy Statement") and the enclosed proxy card (the "Proxy Card") are expected to be mailed to shareholders beginning on or about July 18, 2005. This Prospectus/Proxy Statement contains information shareholders should know before voting on the following proposals:

                                                                                              To be voted on by
                                          Proposal:                                           shareholders of:
                                          ---------                                           -----------------
Nations Intermediate Municipal Bond Fund Proposal:  Approval of the Agreement and                 Nations
Plan of Reorganization, dated as of June 1, 2005, with respect to the proposed acquisition of   Intermediate
Nations Intermediate Municipal Bond Fund (the "Nations Intermediate Fund" or an "Acquired        Municipal
Fund"), a series of Nations Funds Trust ("Nations Trust") by Columbia Intermediate Tax-          Bond Fund
Exempt Bond Fund (the "Acquiring Fund"), a series of Columbia Funds Trust V ("Trust V")
(the "Nations Intermediate Fund Agreement and Plan of Reorganization").

Nations Kansas Municipal Income Fund Proposal:  Approval of the Agreement and Plan of             Nations
Reorganization, dated as of June 1, 2005, with respect to the proposed acquisition of Nations      Kansas
Kansas Municipal Income Fund (the "Nations Kansas Fund" or an "Acquired Fund"), a series         Municipal
of Nations Trust, by the Acquiring Fund (the "Nations Kansas Fund Agreement and Plan of         Income Fund
Reorganization").

Nations Tennessee Intermediate Municipal Bond Fund Proposal:  Approval of the                     Nations
Agreement and Plan of Reorganization, dated as of June 1, 2005 with respect to the proposed      Tennessee
acquisition of Nations Tennessee Intermediate Municipal Bond Fund (the "Nations Tennessee       Intermediate
Fund" or an "Acquired Fund"), a series of Nations Trust, by the Acquiring Fund (the "Nations     Municipal
Tennessee Fund Agreement and Plan of Reorganization").                                           Bond Fund

Columbia Pennsylvania Intermediate Municipal Bond Fund Proposal 1: Approval of the                Columbia
Agreement and Plan of Reorganization, dated as of June 1, 2005 with respect to the proposed     Pennsylvania
acquisition of Columbia Pennsylvania Intermediate Municipal Bond Fund (the "Columbia            Intermediate
Pennsylvania Fund" or an "Acquired Fund," and together with the Nations Intermediate Fund,       Municipal
the Nations Kansas Fund, the Nations Tennessee Fund and the Acquiring Fund, each a "Fund"        Bond Fund
and collectively the "Funds") by the Acquiring Fund (together with the Nations Intermediate
Fund Agreement and Plan of Reorganization, the Nations Kansas Fund Agreement and Plan of
Reorganization and the Nations Tennessee Fund Agreement and Plan of Reorganization, each an "Agreement and Plan of Reorganization" and collectively, the "Agreements and Plans of
Reorganization").

Columbia Pennsylvania Intermediate Municipal Bond Fund Proposal 2: The election of                Columbia
the Trustees of Columbia Funds Trust V.                                                         Pennsylvania
                                                                                                Intermediate
                                                                                                 Municipal
                                                                                                 Bond Fund

   These proposals will be considered by shareholders of the Acquired Funds at a special joint meeting of shareholders of the Acquired Funds (the "Meeting") that will be held at the offices of Columbia Management Advisors, Inc., One Financial Center, Boston, Massachusetts 02111-2621. Although the Agreements and Plans of Reorganization contemplate transactions in which an Acquired Fund transfers substantially all of its assets and liabilities to the Acquiring Fund in exchange for shares of the Acquiring Fund, this Prospectus/Proxy Statement refers to each such transaction as a "Merger," and to such transactions collectively as the "Mergers." Each of the Funds is a series of a registered open-end management investment company. Please read this Prospectus/Proxy Statement and keep it for future reference.

   The Acquiring Fund seeks to provide investors with current income, exempt from federal income tax, consistent with preservation of capital. The Acquiring Fund pursues this objective by normally investing at least 80% of its net assets plus any borrowings for investment purposes in municipal securities and mutual funds that invest in municipal securities. The Acquiring Fund does not seek to provide income that is exempt from the income tax of any particular state. If the Agreement and Plan of Reorganization relating to an Acquired Fund is approved by the shareholders of such Acquired Fund and the Merger of such Acquired Fund occurs, such Acquired Fund will transfer all of the assets and liabilities attributable to each class of its shares to the Acquiring Fund in exchange for shares of the corresponding class of the Acquiring Fund (for example, holders of Class A shares of the Columbia Pennsylvania Fund will receive Class A shares of the Acquiring Fund, holders of Investor A shares of the Nations Intermediate Fund, the Nations Kansas Fund and the Nations Tennessee Fund (each a "Nations Acquired Fund" and collectively, the "Nations Acquired Funds") will receive Class A shares of the Acquiring Fund and holders of Primary A shares of a Nations Acquired Fund will receive Class Z shares of the Acquiring Fund) with the same aggregate net asset value as the net value of the assets and liabilities transferred. After that exchange, shares of each class received by an Acquired Fund will be distributed pro rata to its shareholders of the corresponding class and such shareholders will become shareholders of the Acquiring Fund.

   The following document has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated into this Prospectus/Proxy Statement by reference:

  . The Statement of Additional Information of the Acquiring Fund dated July 1, 2005, relating to this Prospectus/Proxy Statement.

   For the Nations Acquired Funds only, the following documents have been filed with the SEC and are incorporated into this Prospectus/Proxy Statement by reference:

  . The Prospectuses of the Nations Acquired Funds dated August 1, 2004, as supplemented.

  . The Statement of Additional Information of the Nations Acquired Funds dated August 1, 2004, as supplemented.

  . The Report of Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of the Nations Acquired Funds dated March 31, 2005.

   For the Columbia Pennsylvania Fund only, the following documents have been filed with the SEC and are incorporated into this Prospectus/Proxy Statement by reference:

  . The Prospectus of the Columbia Pennsylvania Fund dated March 1, 2005, as supplemented.

  . The Statement of Additional Information of the Columbia Pennsylvania Fund dated March 1, 2005, as supplemented.

  . The Report of Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of the Columbia Pennsylvania Fund dated October 31, 2004, and the unaudited financial statements included in the Semiannual Report to Shareholders of the Columbia Pennsylvania Fund dated April 30, 2005.

   The Acquired Funds previously have sent their Annual Reports to their shareholders. For a free copy of an Acquired Fund's Annual Report or any of the documents listed above, call 1-866-348-1468, or write to an Acquired Fund at the address listed on the cover of this Prospectus/Proxy Statement. Shareholders also may obtain many of these documents by accessing the Internet site for an Acquired Fund at www.columbiafunds.com (for the Columbia Pennsylvania Fund) or www.nationsfunds.com (for the Nations Acquired Funds). Text-only versions of all of the Acquired Funds' documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet site at www.sec.gov. Shareholders can review and copy information about the Funds by visiting the Public Reference Room, U.S. Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2521. Shareholders can obtain copies, upon payment of a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing the Public Reference Room at the address above. Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

   The SEC has not approved or disapproved these securities or determined if this Prospectus/Proxy Statement is truthful or complete. Any representation to the contrary is a criminal offense.

   An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

          I.  QUESTIONS AND ANSWERS REGARDING APPROVAL OF THE MERGERS

   The following questions and answers provide an overview of key features of the Mergers and of the information contained in this Prospectus/Proxy Statement. Please review the Prospectus/Proxy Statement prior to casting a vote. For answers to questions about the Mergers, please call 1-866-348-1468.

1. What Mergers are being proposed?

   The Board of Trustees (the "Board" or the "Trustees") of each Acquired Fund is recommending that each Acquired Fund be merged into the Acquiring Fund. This means that an Acquired Fund would transfer all of its assets and liabilities to the Acquiring Fund in exchange for shares of the Acquiring Fund. If the Merger relating to an Acquired Fund is approved and completed, shareholders of such Acquired Fund will receive shares of the Acquiring Fund of a class corresponding to the class of their Acquired Fund shares and with a dollar value equal to the value of their Acquired Fund shares on the business day prior to the closing of the Merger. The Mergers currently are scheduled to take place on September 23, 2005 or such other date as the parties may agree.

   Please note that the closing of each Merger is not conditioned on the closing of the other Mergers proposed in this Prospectus/Proxy Statement. Accordingly, in the event that the shareholders of one of the Acquired Funds approve their Acquired Fund's Merger, it is expected that the approved Merger will take place as described, subject to the terms of the corresponding Agreement and Plan of Reorganization, even if the shareholders of one or more of the other Acquired Funds have not approved their Acquired Funds' Mergers.

2. Why are the Mergers being proposed?

   The Trustees recommend approval of the merger of each Acquired Fund into the Acquiring Fund because the Mergers offer shareholders of each Acquired Fund the opportunity to invest in a larger combined portfolio that generally has similar investment goals and principal investment strategies, except that the Acquiring Fund does not seek to provide income that is exempt from the income tax of any particular state. Because income dividends, if any, from the Acquiring Fund will not be exempt from the income tax of any particular state, the after-tax return on Acquiring Fund shares may be lower than the after-tax return on shares of an Acquired Fund. Spreading fixed costs over a broader asset base allows the potential for more efficient operation and lower overall expense ratios. In reviewing the Mergers, the Trustees also considered that, based on estimated expense ratios, and based on a commitment by the Acquiring Fund's adviser, Columbia Management Advisors, Inc. ("Columbia") to cap total net operating expenses for the Acquiring Fund, shareholders of each class of each Acquired Fund, after the Mergers, are expected to experience net operating expense ratios that are in all cases no higher than, and in most cases lower than, the current net operating expense ratios of such shareholders' Acquired Fund share class.

   Please review "Reasons for the Merger and Trustees' Considerations" in Sections II, III, IV and V of this Prospectus/Proxy Statement for more information regarding the factors considered by each Acquired Fund's Board.

3. How do the management fee ratios and expense ratios of the Funds compare and what are they estimated to be following the Mergers?

   The tables below allow shareholders to compare the sales charges and the management fee ratios and expense ratios of each Fund and to analyze the estimated expenses that Columbia expects the Acquiring Fund to bear in the first year following the Mergers. The shareholder fees presented below for the Acquiring Fund apply both before and after giving effect to all of the Mergers. Sales charges, if applicable, are paid directly by shareholders to the Fund's distributor (Columbia Funds Distributor, Inc. for the Acquiring Fund and the Columbia Pennsylvania Fund and BACAP Distributors, LLC for each Nations Acquired Fund). Annual Fund Operating Expenses are paid by each Fund. They include management fees, distribution and service (12b-1) fees (if applicable) and administrative costs, including pricing and custody services.

   In addition, following the presentation of that information, Annual Fund Operating Expenses and Example Expenses are presented on a pro forma combined basis for scenarios in which one or more but not all of the Acquired Funds merge into the Acquiring Fund. The Annual Fund Operating Expenses shown in the table below represent expenses as of each Fund's most recent fiscal year (ended March 31, 2005 for each of the Nations Acquired Funds and ended October 31, 2004 for the Columbia Pennsylvania Fund), those projected for the Acquiring Fund on a pro forma basis after giving effect to the proposed Merger of one or more but not all of the Acquired Funds and those projected for the Acquiring Fund if all Mergers occur, and are based on pro forma combined net assets as of October 31, 2004.

   Shareholders of the Acquired Funds will not pay additional sales charges as a result of their Acquired Funds' Mergers, although contingent deferred sales charges ("CDSCs") applicable to share purchases made prior to the Mergers will continue to apply.

   Based on the expense ratios shown below, the net expense ratios of each class of shares of the Acquiring Fund are expected to be equal to or lower than the net expense ratios of each corresponding class of shares of each Acquired Fund (after giving effect to the contractual fee limitations described in the footnotes to the Annual Fund Operating Expenses tables). Columbia has undertaken to maintain these limitations through the first anniversary of the consummation of the Mergers, after which these limitations may be modified or terminated at any time, which may cause the expense ratios of a class of shares of the Acquiring Fund to be higher than the estimated expense ratios of the corresponding class of shares of an Acquired Fund.

   If the Merger occurs, Merger expenses will be allocated to the Nations Kansas Fund and the Columbia Pennsylvania Fund, which will reduce each such Fund's net asset value immediately prior to the closing of the Merger (by approximately $0.0064 and $0.0181 per share for the Nations Kansas Fund and the Columbia Pennsylvania Fund, respectively, based on shares outstanding as of April 29, 2005). Based on the expense ratios shown below, it is projected that, after the Merger, former Acquired Fund shareholders will benefit from expense savings that will offset the allocated Merger expenses. However, the benefit of these projected expense savings will not be realized immediately. It is projected that the aggregate expense savings will not exceed the allocated Merger expenses until approximately six months after the Merger. If a shareholder redeems his or her shares prior to that time, the shareholder will receive no net benefit from the projected expense savings.

Shareholder Fees
(paid directly from a shareholder's investment)

                           Nations Intermediate Fund

                                                                    Investor A       Investor B       Investor C      Primary A
                                                                   ----------       ----------       ----------       ---------
Maximum sales charge (load) imposed on purchases (%)
  (as a percentage of the offering price).........................    3.25             0.00             0.00            0.00
Maximum deferred sales charge (load) on redemptions (%)
  (as a percentage of the lesser of original purchase price or net
  asset value)....................................................    0.00/(1)(10)/    3.00/(2)(10)/    1.00/(3)(10)/   0.00

                              Nations Kansas Fund

                                                                    Investor A       Investor B       Investor C      Primary A
                                                                   ----------       ----------       ----------       ---------
Maximum sales charge (load) imposed on purchases (%)
  (as a percentage of the offering price).........................    3.25             0.00             0.00            0.00
Maximum deferred sales charge (load) on redemptions (%)
  (as a percentage of the lesser of original purchase price or net
  asset value)....................................................    0.00/(1)(10)/    3.00/(2)(10)/    1.00/(3)(10)/   0.00

                            Nations Tennessee Fund

                                                                    Investor A       Investor B       Investor C      Primary A
                                                                   ----------       ----------       ----------       ---------
Maximum sales charge (load) imposed on purchases (%)
  (as a percentage of the offering price).........................    3.25             0.00             0.00            0.00
Maximum deferred sales charge (load) on redemptions (%)
  (as a percentage of the lesser of original purchase price or net
  asset value)....................................................    0.00/(1)(10)/    3.00/(2)(10)/    1.00/(3)(10)/   0.00

                        Columbia Pennsylvania Fund/(4)/

                                                                         Class A    Class B    Class C    Class Z
                                                                        -------    -------    -------    -------
Maximum sales charge (load) on purchases (%)
  (as a percentage of the offering price)..............................  4.75       0.00       0.00       0.00
Maximum deferred sales charge (load) on redemptions (%)
  (as a percentage of the lesser of purchase price or redemption price)  1.00/(5)/  5.00       1.00       0.00
Redemption fee (%) (as a percentage of amount redeemed, if applicable).   -- /(6)/   -- /(6)/   -- /(6)/   -- /(6)/

                Columbia Intermediate Tax-Exempt Bond Fund/(4)/
                               (Acquiring Fund)

                                                                         Class A    Class B    Class C    Class Z
                                                                        -------    -------    -------    -------
Maximum sales charge (load) on purchases (%)
  (as a percentage of the offering price)..............................  4.75/(8)/  0.00       0.00       0.00
Maximum deferred sales charge (load) on redemptions (%)
  (as a percentage of the lesser of purchase price or redemption price)  1.00/(5)/  5.00/(9)/  1.00       0.00
Redemption fee (%) (as a percentage of amount redeemed, if applicable).   -- /(6)/   -- /(6)/   -- /(6)/   -- /(6)/

                Columbia Intermediate Tax-Exempt Bond Fund/(4)/
                               (Acquiring Fund)
        (pro forma combined, assuming consummation of all Mergers)/(7)/

                                                                         Class A    Class B    Class C    Class Z
                                                                        -------    -------    -------    -------
Maximum sales charge (load) on purchases (%)
  (as a percentage of the offering price)..............................  4.75/(8)/  0.00       0.00       0.00
Maximum deferred sales charge (load) on redemptions (%)
  (as a percentage of the lesser of purchase price or redemption price)  1.00/(5)/  5.00/(9)/  1.00       0.00
Redemption fee (%) (as a percentage of amount redeemed, if applicable).   -- /(6)/   -- /(6)/   -- /(6)/   -- /(6)/

--------
(1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A shares and sell them within eighteen months of buying them.
(2)This charge decreases over time.
(3)This charge applies to investors who buy Investor C shares and sell them within one year of buying them.
(4)A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.
(5)The charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.
(6)There is a $7.50 charge for wiring sale proceeds to a shareholder's bank.
(7)The shareholder fees shown for the Acquiring Fund on a pro forma combined basis would not change if one or more of the Mergers were not approved by shareholders.
(8)In connection with the consolidation of certain service providers to the Columbia Funds and the Nations Fund prior to the Merger, the maximum sales charge on Class A shares will be reduced to 3.25%.
(9)In connection with the consolidation of certain service providers to the Columbia Funds and the Nations Fund prior to the Merger, the maximum contingent deferred sales charge on Class B shares will be reduced to 3.0%.
(10)As of April 11, 2005, any otherwise applicable contingent deferred sales charge described in footnotes (1)-(3) above will be waived for redemptions of Investor A, Investor B or Investor C shares prior to the Mergers. Following a Merger, if approved, redemptions of such shares will be subject to any applicable contingent deferred sales charge of the Acquiring Fund. Any such contingent deferred sales charge will be calculated based on such shareholder's original Investor A, Investor B or Investor C share purchase date, as applicable.

Annual Fund Operating Expenses
(deducted directly from fund assets)

                          Columbia Pennsylvania Fund

                                            Class A Class B  Class C   Class Z
                                            ------- ------- -------    -------
  Management fee (%)/(1)/..................  0.55    0.55    0.55       0.55
  Distribution and service (12b-1) fees (%)  0.25    1.00    1.00/(2)/  0.00
  Other expenses (%).......................  0.51    0.51    0.51       0.51
  Total annual fund operating expenses (%).  1.31    2.06    2.06/(2)/  1.06

                           Nations Intermediate Fund

                                          Investor A Investor B Investor C Primary A
                                          ---------- ---------- ---------- ---------
Management fee (%)/(3)/..................    0.50       0.50       0.50       0.50
Distribution and service (12b-1) fees (%)    0.25       1.00       1.00       0.00
Other expenses (%).......................    0.05       0.05       0.05       0.05
Total annual fund operating expenses (%).    0.80       1.55       1.55       0.55
Expense waiver/reimbursement (%).........   (0.05)     (0.05)     (0.05)     (0.05)
Net annual fund operating expenses (%)...    0.75       1.50       1.50       0.50

                              Nations Kansas Fund

                                          Investor A Investor B Investor C Primary A
                                          ---------- ---------- ---------- ---------
Management fee (%)/(4)/..................    0.55       0.55       0.55       0.55
Distribution and service (12b-1) fees (%)    0.25       1.00       1.00       0.00
Other expenses (%).......................    0.30       0.30       0.30       0.30
Total annual fund operating expenses (%).    1.10       1.85       1.85       0.85
Expense waiver/reimbursement (%).........   (0.25)     (0.25)     (0.25)     (0.25)
Net annual fund operating expenses (%)...    0.85       1.60       1.60       0.60

                            Nations Tennessee Fund

                                          Investor A Investor B Investor C Primary A
                                          ---------- ---------- ---------- ---------
Management fee (%)/(5)/..................    0.55       0.55       0.55       0.55
Distribution and service (12b-1) fees (%)    0.25       1.00       1.00       0.00
Other expenses (%).......................    0.35       0.35       0.35       0.35
Total annual fund operating expenses (%).    1.15       1.90       1.90       0.90
Expense waiver/reimbursement (%).........   (0.40)     (0.40)     (0.40)     (0.40)
Net annual fund operating expenses (%)...    0.75       1.50       1.50       0.50

                  Columbia Intermediate Tax-Exempt Bond Fund
                               (Acquiring Fund)

                                            Class A Class B  Class C   Class Z
                                            ------- ------- -------    -------
  Management fee (%)/(6)/..................  0.54    0.54    0.54       0.54
  Distribution and service (12b-1) fees (%)  0.20    0.85    0.85/(7)/  0.00
  Other expenses (%)/(8)/..................  0.10    0.10    0.10       0.10
  Total annual fund operating expenses (%).  0.84    1.49    1.49/(7)/  0.64

                  Columbia Intermediate Tax-Exempt Bond Fund
                               (Acquiring Fund)
          (pro forma combined, assuming consummation of all Mergers)

                                           Class A Class B   Class C    Class Z
                                           ------- ------- -------      -------
 Management fee (%)/(9)/..................   0.48    0.48    0.48         0.48
 Distribution and service (12b-1) fees (%)   0.20    0.85    0.85/(10)/   0.00
 Other expenses (%).......................   0.05    0.05    0.05         0.05
 Total annual fund operating expenses (%).   0.73    1.38    1.38         0.53
 Expense waiver/reimbursement (%)/(11)/...  (0.03)  (0.03)  (0.03)       (0.03)
 Net annual fund operating expenses (%)...   0.70    1.35    1.35/(10)/   0.50

--------
(1)The Columbia Pennsylvania Fund pays a management fee of 0.48% and an administration fee of 0.07%. The management fee has been restated to reflect contractual changes to the management fee for the Columbia Pennsylvania Fund effective November 1, 2004.
(2)The Columbia Pennsylvania Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. If this waiver were reflected in the table, the 12b-1 fee for Class C shares would be 0.65% and total annual fund operating expenses for Class C shares would be 1.71%. This arrangement may be modified or terminated by the distributor at any time.
(3)The Nations Intermediate Fund pays a management fee of 0.35% and an administrative fee of 0.15%. In order to facilitate comparison of the fees in this table, the management fee has been restated to show the combination of management fees (i.e. advisory fees) and administration fees. The management fee has been restated to reflect contractual changes to the management fee for the Nations Intermediate Fund effective December 1, 2004. Therefore, the actual management fee paid during the year is a blend of the contractual rate prior to December 1, 2004 and the management fee shown in the table above. The effective management fee (excluding administration fees) paid by the Nations Intermediate Fund for the year was 0.38%.
(4)The Nations Kansas Fund pays a management fee of 0.40% and an administration fee of 0.15%. In order to facilitate comparison of the fees in this table the management fee has been restated to show the combination of management fees (i.e. advisory fees) and administration fees. The management fee has been restated to reflect contractual changes to the management fee for the Nations Kansas Fund effective December 1, 2004. Therefore, the actual management fee paid during the year is a blend of the contractual rate prior to December 1, 2004 and the management fee shown in the table above. The effective management fee (excluding administration fees) paid by the Nations Kansas Fund for the year was 0.47%.
(5)The Nations Tennessee Fund pays a management fee of 0.40% and an administration fee of 0.15%. In order to facilitate comparison of the fees in this table the management fee has been restated to show the combination of management fees (i.e. advisory fees) and administration fees.
(6)The Acquiring Fund pays a management fee of 0.47% and an administration fee of 0.07%. Management fees have been restated to reflect contractual changes to the management fee for the Acquiring Fund effective November 1, 2004.
(7)The Acquiring Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fees for Class C shares. If this waiver were reflected in the table, the 12b-1 fees for Class C shares would be 0.40% and the total annual fund operating expenses would be 1.04%. This arrangement may be modified or terminated by the distributor at any time.
(8)Other expenses have been restated to reflect changes to the transfer agency fees for the Fund effective January 1, 2004.
(9)The Acquiring Fund would pay a management fee of 0.41% and an administrative fee of 0.07%.
(10)The Acquiring Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. If this waiver were reflected in the table, the 12b-1 fee for Class C shares would be 0.40% and total annual fund operating expenses for Class C shares would be 0.90%. This arrangement may be modified or terminated by the distributor at any time.

(11)Columbia has contractually agreed to bear a portion of the Acquiring Fund's expenses such that the Acquiring Fund's ordinary expenses (excluding any distribution and service fees, taxes and interest expense) will not exceed 0.50% annually for one year after the consummation of the Mergers.

   The number of Mergers that occur will affect the total Annual Fund Operating Expenses of the Acquiring Fund on a pro forma combined basis after the Mergers. The tables below present the pro forma combined Total Annual Fund Operating Expenses assuming in each case that some, but not all, of the Mergers are consummated.

   The table immediately below presents the pro forma combined Total Annual Fund Operating Expenses for the Acquiring Fund assuming that any of the following Mergers (but no other Mergers) are consummated: (1) Nations Intermediate Fund, Nations Tennessee Fund and Columbia Pennsylvania Fund into the Acquiring Fund, (2) Nations Intermediate Fund, Nations Kansas Fund and Columbia Pennsylvania Fund into the Acquiring Fund, (3) Nations Intermediate Fund, Nations Kansas Fund and Nations Tennessee Fund into the Acquiring Fund,
(4) Nations Intermediate Fund and Nations Tennessee Fund into the Acquiring Fund or (5) Nations Intermediate Fund and Nations Kansas Fund into the Acquiring Fund.

                  Columbia Intermediate Tax-Exempt Bond Fund
                               (Acquiring Fund)
(pro forma combined, assuming consummation of only the Mergers described above)

                                           Class A Class B  Class C    Class Z
                                           ------- ------- -------     -------
 Management fee/(1)/ (%)..................   0.48    0.48    0.48        0.48
 Distribution and service (12b-1) fees (%)   0.20    0.85    0.85/(2)/   0.00
 Other expenses (%).......................   0.05    0.05    0.05        0.05
 Total annual fund operating expenses (%).   0.73    1.38    1.38        0.53
 Expense waiver/reimbursement/(3)/ (%)....  (0.03)  (0.03)  (0.03)      (0.03)
 Net annual fund operating expenses (%)...   0.70    1.35    1.35/(2)/   0.50

--------
(1)Management fee of 0.41% and administrative fee of 0.07%.
(2)The Acquiring Fund's distributor currently is voluntarily waving 0.45% of the distribution fee for Class C shares. If such waiver were reflected in the table, the total distribution and service (12b-1) fees for Class C shares would be 0.40% and the net annual fund operating expenses for Class C shares would be 0.90%.
(3)Columbia has contractually agreed to bear a portion of the Acquiring Fund's expenses such that the Acquiring Fund's ordinary operating expenses (excluding any distribution and service fees, taxes and interest expenses) do not exceed 0.50% annually for one year after the consummation of the Merger.

   The table immediately below presents the pro forma combined Total Annual Fund Operating Expenses for the Acquiring Fund assuming that any of the following Mergers (but no other Mergers) are consummated: (1) Nations Kansas Fund, Nations Tennessee Fund and Columbia Pennsylvania Fund into the Acquiring Fund, (2) Nations Tennessee Fund and Columbia Pennsylvania Fund into the Acquiring Fund or (3) Nations Tennessee Fund into the Acquiring Fund.

                  Columbia Intermediate Tax-Exempt Bond Fund
                               (Acquiring Fund)
(pro forma combined, assuming consummation of only the Mergers described above)

                                           Class A Class B  Class C    Class Z
                                           ------- ------- -------     -------
 Management fee/(1)/ (%)..................   0.54    0.54    0.54        0.54
 Distribution and service (12b-1) fees (%)   0.20    0.85    0.85/(2)/   0.00
 Other expenses (%).......................   0.11    0.11    0.11        0.11
 Total annual fund operating expenses (%).   0.85    1.50    1.50        0.65
 Expense waiver/reimbursement/(3)/ (%)....  (0.15)  (0.15)  (0.15)      (0.15)
 Net annual fund operating expenses (%)...   0.70    1.35    1.35/(2)/   0.50

--------
(1)Management fee of 0.47% and administrative fee of 0.07%.
(2)The Acquiring Fund's distributor currently is voluntarily waving 0.45% of the distribution fee for Class C shares. If such waiver were reflected in the table, the total distribution and service (12b-1) fees for Class C shares would be 0.40% and the net annual fund operating expenses for Class C shares would be 0.90%.
(3)Columbia has contractually agreed to bear a portion of the Acquiring Fund's expenses such that the Acquiring Fund's ordinary operating expenses (excluding any distribution and service fees, taxes and interest expenses) do not exceed 0.50% annually for one year after the consummation of the Merger.

   The table immediately below presents the pro forma combined Total Annual Fund Operating Expenses for the Acquiring Fund assuming that either of the following Mergers (but no other Mergers) are consummated: (1) Nations Intermediate Fund and Columbia Pennsylvania Fund into the Acquiring Fund or (2) Nations Intermediate Fund into the Acquiring Fund.

                  Columbia Intermediate Tax-Exempt Bond Fund
                               (Acquiring Fund)
(pro forma combined, assuming consummation of only the Mergers described above)

                                           Class A Class B  Class C    Class Z
                                           ------- ------- -------     -------
 Management fee/(1)/ (%)..................   0.48    0.48    0.48        0.48
 Distribution and service (12b-1) fees (%)   0.20    0.85    0.85/(2)/   0.00
 Other expenses (%).......................   0.04    0.04    0.04        0.04
 Total annual fund operating expenses (%).   0.72    1.37    1.37        0.52
 Expense waiver/reimbursement/(3)/ (%)....  (0.02)  (0.02)  (0.02)      (0.02)
 Net annual fund operating expenses (%)...   0.70    1.35    1.35/(2)/   0.50

--------
(1)Management fee of 0.41% and administrative fee of 0.07%.
(2)The Acquiring Fund's distributor currently is voluntarily waiving 0.45% of the distribution fee for Class C shares. If such waiver were reflected in the table, the total distribution and service (12b-1) fees for Class C shares would be 0.40% and the net annual fund operating expenses for Class C shares would be 0.90%.
(3)Columbia has contractually agreed to bear a portion of the Acquiring Fund's expenses such that the Acquiring Fund's ordinary operating expenses (excluding any distribution and service fees, taxes and interest expenses) do not exceed 0.50% annually for one year after the consummation of the Merger.

   The table immediately below presents the pro forma combined Total Annual Fund Operating Expenses for the Acquiring Fund assuming that either of the following Mergers (but no other Mergers) are consummated: (1) Nations Kansas Fund and Columbia Pennsylvania Fund into the Acquiring Fund or (2) Nations Kansas Fund into the Acquiring Fund.

                  Columbia Intermediate Tax-Exempt Bond Fund
                               (Acquiring Fund)
(pro forma combined, assuming consummation of only the Mergers described above)

                                           Class A Class B  Class C    Class Z
                                           ------- ------- -------     -------
 Management fee/(1)/ (%)..................   0.54    0.54    0.54        0.54
 Distribution and service (12b-1) fees (%)   0.20    0.85    0.85/(2)/   0.00
 Other expenses (%).......................   0.11    0.11    0.11        0.11
 Total annual fund operating expenses (%).   0.85    1.50    1.50        0.65
 Expense waiver/reimbursement/(3)/ (%)....  (0.05)  (0.05)  (0.05)      (0.05)
 Net annual fund operating expenses (%)...   0.80    1.45    1.45/(2)/   0.60

--------
(1)Management fee of 0.47% and administrative fee of 0.07%.
(2)The Acquiring Fund's distributor currently is voluntarily waving 0.45% of the distribution fee for Class C shares. If such waiver were reflected in the table, the total distribution and service (12b-1) fees for Class C shares would be 0.40% and the net annual fund operating expenses for Class C shares would be 1.00%.
(3)Columbia has contractually agreed to bear a portion of the Acquiring Fund's expenses such that the Acquiring Fund's ordinary operating expenses (excluding any distribution and service fees, taxes and interest expenses) do not exceed 0.60% annually for one year after the consummation of the Merger.

   The table immediately below presents the pro forma combined Total Annual Fund Operating Expenses for the Acquiring Fund assuming that the following Merger (but no other Merger) is consummated: Nations Kansas Fund and Nations Tennessee Fund into the Acquiring Fund.

                  Columbia Intermediate Tax-Exempt Bond Fund
                               (Acquiring Fund)
(pro forma combined, assuming consummation of only the Merger described above)

                                           Class A Class B  Class C    Class Z
                                           ------- ------- -------     -------
 Management fee/(1)/ (%)..................   0.53    0.53    0.53        0.53
 Distribution and service (12b-1) fees (%)   0.20    0.85    0.85/(2)/   0.00
 Other expenses (%).......................   0.12    0.12    0.12        0.12
 Total annual fund operating expenses (%).   0.85    1.50    1.50        0.65
 Expense waiver/reimbursement/(3)/ (%)....  (0.15)  (0.15)  (0.15)      (0.15)
 Net annual fund operating expenses (%)...   0.70    1.35    1.35/(2)/   0.50

--------
(1)Management fee of 0.46% and administrative fee of 0.07%.
(2)The Acquiring Fund's distributor currently is voluntarily waving 0.45% of the distribution fee for Class C shares. If such waiver were reflected in the table, the total distribution and service (12b-1) fees for Class C shares would be 0.40% and the net annual fund operating expenses for Class C shares would be 0.90%.
(3)Columbia has contractually agreed to bear a portion of the Acquiring Fund's expenses such that the Acquiring Fund's ordinary operating expenses (excluding any distribution and service fees, taxes and interest expenses) do not exceed 0.50% annually for one year after the consummation of the Merger.

   The table immediately below presents the pro forma combined Total Annual Fund Operating Expenses for the Acquiring Fund assuming that the following Merger (but no other Merger) is consummated: Columbia Pennsylvania Fund into the Acquiring Fund.

                  Columbia Intermediate Tax-Exempt Bond Fund
                               (Acquiring Fund)
(pro forma combined, assuming consummation of only the Merger described above)

                                            Class A Class B  Class C   Class Z
                                            ------- ------- -------    -------
  Management fee/(1)/ (%)..................  0.54    0.54    0.54       0.54
  Distribution and service (12b-1) fees (%)  0.20    0.85    0.85/(2)/  0.00
  Other expenses (%).......................  0.11    0.11    0.11       0.11
  Total annual fund operating expenses (%).  0.85    1.50    1.50/(2)/  0.65

--------
(1)Management fee of 0.47% and administrative fee of 0.07%.
(2)The Acquiring Fund's distributor currently is voluntarily waving 0.45% of the distribution fee for Class C shares. If such waiver were reflected in the table, the total distribution and service (12b-1) fees for Class C shares would be 0.40% and the total annual fund operating expenses for Class C shares would be 1.05%.

Example Expenses

   Example Expenses help shareholders compare the cost of investing in each Acquired Fund currently with the cost of investing in the Acquiring Fund both currently and on a pro forma combined basis and also allow shareholders to compare these costs with the cost of investing in other mutual funds. It uses the following hypothetical conditions:

  .   $10,000 initial investment.

  .   5% total return for each year.

  .   Each Fund's operating expenses remain the same.

  .   Reinvestment of all dividends and distributions.

  .   Class B shares convert to Class A shares after eight years.

Example Expenses
(actual costs may be higher or lower)

                                               1 Year 3 Years 5 Years 10 Years
                                               ------ ------- ------- --------
  Nations Intermediate Fund
  -------------------------
  Investor A                                    $399   $567    $750    $1,278
  Investor B: did not sell shares               $153   $485    $840    $1,639
              sold all shares at end of period  $453   $685    $840    $1,639
  Investor C: did not sell shares               $153   $485    $840    $1,841
              sold all shares at end of period  $253   $485    $840    $1,841
  Primary A                                     $ 51   $171    $302    $  684

  Nations Kansas Fund
  -------------------
  Investor A                                    $409   $639    $888    $1,600
  Investor B: did not sell shares               $163   $557    $977    $1,952
              sold all shares at end of period  $463   $757    $977    $1,952
  Investor C: did not sell shares               $163   $557    $977    $2,149
              sold all shares at end of period  $263   $557    $977    $2,149
  Primary A                                     $ 61   $246    $447    $1,026

                                                      1 Year 3 Years 5 Years 10 Years
                                                      ------ ------- ------- --------

  Nations Tennessee Fund
  ----------------------
  Investor A                                           $399   $640   $  900   $1,643
  Investor B:     did not sell shares                  $153   $558   $  989   $1,994
                  sold all shares at end of period     $453   $758   $  989   $1,994
  Investor C:     did not sell shares                  $153   $558   $  989   $2,190
                  sold all shares at end of period     $253   $558   $  989   $2,190
  Primary A                                            $ 51   $247   $  459   $1,071

  Columbia Pennsylvania Fund
  --------------------------
  Class A                                              $602   $870   $1,159   $1,979
  Class B:        did not sell shares                  $209   $646   $1,108   $2,197
                  sold all shares at end of period     $709   $946   $1,308   $2,197
  Class C:        did not sell shares                  $209   $646   $1,108   $2,390
                  sold all shares at end of period     $309   $646   $1,108   $2,390
  Class Z                                              $108   $337   $  585   $1,294

  Columbia Intermediate Tax-Exempt Bond Fund
  ------------------------------------------
  (Acquiring Fund)
  Class A                                              $557   $730   $  919   $1,463
  Class B:        did not sell shares                  $152   $471   $  813   $1,604
                  sold all shares at end of period     $652   $771   $1,013   $1,604
  Class C:        did not sell shares                  $152   $471   $  813   $1,779
                  sold all shares at end of period     $252   $471   $  813   $1,779
  Class Z                                              $ 65   $205   $  357   $  798

  Columbia Intermediate Tax-Exempt Bond Fund
  ------------------------------------------
  (Acquiring Fund) (pro forma combined) (all Mergers)
  Class A                                              $543   $694   $  859   $1,336
  Class B:        did not sell shares                  $137   $434   $  752   $1,477
                  sold all shares at end of period     $637   $734   $  952   $1,477
  Class C:        did not sell shares                  $137   $434   $  752   $1,655
                  sold all shares at end of period     $237   $434   $  752   $1,655
  Class Z                                              $ 51   $167   $  293   $  662

   The pro forma combined Example Expenses detailed above assume that all Mergers occur. The tables below present the pro forma combined Example Expenses assuming in each case that some, but not all, of the Acquired Funds approved the Merger.

   The table immediately below presents the pro forma combined Example Expenses for the Acquiring Fund assuming that any of the following Mergers (but no other Mergers) are consummated: (1) Nations Intermediate Fund, Nations Tennessee Fund and Columbia Pennsylvania Fund into the Acquiring Fund, (2) Nations Intermediate Fund, Nations Kansas Fund and Columbia Pennsylvania Fund into the Acquiring Fund, (3) Nations Intermediate Fund, Nations Kansas Fund and Nations Tennessee Fund into the Acquiring Fund, (4) Nations Intermediate Fund and Nations Tennessee Fund into the Acquiring Fund or (5) Nations Intermediate Fund and Nations Kansas Fund into the Acquiring Fund.

   Columbia Intermediate Tax-Exempt Bond Fund
   ------------------------------------------
   (Acquiring Fund) (pro forma combined) (only the Mergers described above)
                                                                            1 Year 3 Years 5 Years 10 Years
                                                                            ------ ------- ------- --------
   Class A                                                                   $543   $694    $859    $1,336
   Class B:                 did not sell shares                              $137   $434    $752    $1,477
                            sold all shares at end of period                 $637   $734    $952    $1,477
   Class C:                 did not sell shares                              $137   $434    $752    $1,655
                            sold all shares at end of period                 $237   $434    $752    $1,655
   Class Z                                                                   $ 51   $167    $293    $  662

   The table immediately below presents the pro forma combined Example Expenses for the Acquiring Fund assuming that any of the following Mergers (but no other Mergers) are consummated: (1) Nations Kansas Fund, Nations Tennessee Fund and Columbia Pennsylvania Fund into the Acquiring Fund, (2) Nations Tennessee Fund and Columbia Pennsylvania Fund into the Acquiring Fund or (3) Nations Tennessee Fund into the Acquiring Fund.

   Columbia Intermediate Tax-Exempt Bond Fund
   ------------------------------------------
   (Acquiring Fund) (pro forma combined) (only the Mergers described above)
                                                                            1 Year 3 Years 5 Years 10 Years
                                                                            ------ ------- ------- --------
   Class A                                                                   $543   $719   $  910   $1,461
   Class B:                 did not sell shares                              $137   $459   $  804   $1,602
                            sold all shares at end of period                 $637   $759   $1,004   $1,602
   Class C:                 did not sell shares                              $137   $459   $  804   $1,778
                            sold all shares at end of period                 $237   $459   $  804   $1,778
   Class Z                                                                   $ 51   $193   $  347   $  796

   The table immediately below presents the pro forma combined Example Expenses for the Acquiring Fund assuming that either of the following Mergers (but no other Mergers) are consummated: (1) Nations Intermediate Fund and Columbia Pennsylvania Fund into the Acquiring Fund or (2) Nations Intermediate Fund into the Acquiring Fund.

   Columbia Intermediate Tax-Exempt Bond Fund
   ------------------------------------------
   (Acquiring Fund) (pro forma combined) (only the Mergers described above)
                                                                            1 Year 3 Years 5 Years 10 Years
                                                                            ------ ------- ------- --------
   Class A                                                                   $543   $692    $855    $1,325
   Class B:                 did not sell shares                              $137   $432    $748    $1,466
                            sold all shares at end of period                 $637   $732    $948    $1,466
   Class C:                 did not sell shares                              $137   $432    $748    $1,645
                            sold all shares at end of period                 $237   $432    $748    $1,645
   Class Z                                                                   $ 51   $165    $289    $  651

   The table immediately below presents the pro forma combined Example Expenses for the Acquiring Fund assuming that either of the following Mergers (but no other Mergers) are consummated: (1) Nations Kansas Fund and Columbia Pennsylvania Fund into the Acquiring Fund or (2) Nations Kansas Fund into the Acquiring Fund.

   Columbia Intermediate Tax-Exempt Bond Fund
   ------------------------------------------
   (Acquiring Fund) (pro forma combined) (only the Mergers described above)
                                                                            1 Year 3 Years 5 Years 10 Years
                                                                            ------ ------- ------- --------
   Class A                                                                   $553   $729   $  919   $1,470
   Class B:                 did not sell shares                              $148   $469   $  814   $1,610
                            sold all shares at end of period                 $648   $769   $1,014   $1,610
   Class C:                 did not sell shares                              $148   $469   $  814   $1,786
                            sold all shares at end of period                 $248   $469   $  814   $1,786
   Class Z                                                                   $ 61   $203   $  357   $  806

   The table immediately below presents the pro forma combined Example Expenses for the Acquiring Fund assuming that the following Merger (but no other Merger) is consummated: Nations Kansas Fund and Nations Tennessee Fund into the Acquiring Fund.

   Columbia Intermediate Tax-Exempt Bond Fund
   ------------------------------------------
   (Acquiring Fund) (pro forma combined) (only the Merger described above)
                                                                           1 Year 3 Years 5 Years 10 Years
                                                                           ------ ------- ------- --------
   Class A                                                                  $543   $719   $  910   $1,461
   Class B:                 did not sell shares                             $137   $459   $  804   $1,602
                            sold all shares at end of period                $637   $759   $1,004   $1,602
   Class C:                 did not sell shares                             $137   $459   $  804   $1,778
                            sold all shares at end of period                $237   $459   $  804   $1,778
   Class Z                                                                  $ 51   $193   $  347   $  796

   The table immediately below presents the pro forma combined Example Expenses for the Acquiring Fund assuming that the following Merger (but no other Merger) is consummated: Columbia Pennsylvania Fund into the Acquiring Fund.

   Columbia Intermediate Tax-Exempt Bond Fund
   ------------------------------------------
   (Acquiring Fund) (pro forma combined) (only the Merger described above)
                                                                           1 Year 3 Years 5 Years 10 Years
                                                                           ------ ------- ------- --------
   Class A                                                                  $558   $733   $  924   $1,474
   Class B:                 did not sell shares                             $153   $474   $  818   $1,615
                            sold all shares at end of period                $653   $774   $1,018   $1,615
   Class C:                 did not sell shares                             $153   $474   $  818   $1,791
                            sold all shares at end of period                $253   $474   $  818   $1,791
   Class Z                                                                  $ 66   $208   $  362   $  810

   The projected post-Merger pro forma combined Annual Fund Operating Expenses and Example Expenses presented above are based on numerous material assumptions, including (1) that the current contractual agreements will remain in place and (2) that certain fixed costs involved in operating the Acquired Funds will be eliminated. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved because expenses depend on a variety of factors, including the future level of Acquiring Fund assets, many of which are beyond the control of the Acquiring Fund or Columbia.

Hypothetical Investment and Expense Information

   Please see Appendix D for information relating to supplemental hypothetical investment expense information that provides additional information in a different format from the preceding Annual Fund Operating Expenses and Example Expenses tables about the effect of the expenses of the Acquiring Fund, including investment advisory fees and other Acquiring Fund costs, on the Acquiring Fund's returns over a 10-year period.

4. How do the investment goals, principal investment strategies and policies of the Funds compare?

   The table below shows the investment goals and principal investment strategies of each Fund:



                     Nations                  Nations                Columbia                 Nations
Fund Name       Intermediate Fund           Kansas Fund          Pennsylvania Fund         Tennessee Fund
---------       -----------------           -----------          -----------------         --------------
Investment   The Fund seeks high      The Fund seeks high      The Fund seeks as       The Fund seeks high
Goal(s)/     current income           current income           high a level or         current income
Objective(s) exempt from federal      exempt from federal      current interest        exempt from federal
             income tax               and Kansas state         income exempt from      income tax and the
             consistent with          income taxes             federal income tax      Tennessee Hall
             moderate fluctuation     consistent with          and, to the extent      Income Tax on
             of principal.            moderate fluctuation     possible, from the      unearned income
                                      of principal.            personal income tax     consistent with
                                                               of Pennsylvania, as     moderate fluctuation
                                                               is consistent with      of principal.
                                                               relative stability of
                                                               principal.

Principal    .Under normal            .Under normal            .The Fund               .Under normal
Investment     circumstances, the       circumstances, the       normally invests        circumstances,
Strategies     Fund will invest at      Fund will invest         at least 80% of         the Fund will
               least 80% of its         at least 80% of its      net assets plus         invest at least
               assets in securities     assets in securities     any borrowings          80% of its assets
               that pay interest        that pay interest        for investment          in securities that
               exempt from              exempt from              purposes in the         pay interest
               federal income           federal income tax       municipal               exempt from
               tax.                     and Kansas               securities of           federal income
                                        individual income        Pennsylvania            tax and Tennessee
             .The Fund may              tax. The Fund also       (potentially            Hall income tax
               invest up to 20%         normally invests         including issuers       on unearned
               of its assets in         at least 80% of its      located outside         income. The Fund
               debt securities          assets in                Pennsylvania)           also normally
               that are taxable,        investment grade         that pay interest       invests at least
               including                intermediate-term        exempt from both        80% of its assets
               securities subject       municipal                federal income          in investment
               to the federal           securities.              tax (including the      grade
               alternative                                       federal alternative     intermediate-term
               minimum tax.           .The Fund may              minimum tax)            municipal
                                        invest up to 20%         and the income          securities.
             .The Fund may              of its assets in         tax of
               invest up to 10%         debt securities          Pennsylvania.         .The Fund may
               of its total assets      that are taxable,                                invest up to 20%
               in municipal high        including              .Under normal             of its assets in
               yield debt               securities that are      circumstances,          debt securities
               securities.              subject to the           the Fund will           that are taxable,
                                        federal alternative      invest no more          including
             .The Fund may              minimum tax.             than 20% of net         securities that are
               engage in                                         assets in taxable       subject to the
               repurchase,            .The Fund may              obligations.            federal alternative
               reverse                  invest up to 10%                                 minimum tax.
               repurchase and           of its total assets    .Investments in
               forward purchase         in municipal high        private activity      .The Fund may
               agreements to            yield debt               bonds are not           invest up to 10%
               enhance return or        securities.              treated as              of its total assets
               manage liquidity.                                 municipal               in municipal high
                                      .The Fund may              securities for          yield debt
             .The Fund may              engage in                purposes of the         securities.
               use futures,             repurchase,              80% test.
               interest rate            reverse                                        .The Fund may
               swaps, total             repurchase and         .Nearly all of the        engage in
               return swaps,            forward purchase         Fund's                  repurchase,
               options and other                                 investments will        reverse
               derivative                                        be of investment        repurchase and
                                                                 grade quality.

                   Columbia
               Intermediate Tax-
               Exempt Bond Fund
Fund Name      (Acquiring Fund)
---------      ----------------
Investment   The Fund seeks to
Goal(s)/     provide investors
Objective(s) with current income,
             exempt from federal
             income tax,
             consistent with
             preservation of
             capital.





Principal    .The Fund
Investment     normally invests
Strategies     at least 80% of
               net assets plus
               any borrowings
               for investment
               purposes in
               municipal
               securities and
               mutual funds that
               invest in
               municipal
               securities.

             .The Fund may
               invest up to 20%
               of net assets in
               debt securities
               that pay interest
               that is not exempt
               from federal
               income tax
               (including the
               federal alternative
               minimum tax).

             .Investments in
               private activity
               bonds are not
               treated as
               municipal
               securities for
               purposes of the
               80% test.

             .The Fund may
               invest as a
               hedging strategy
               in a limited
               amount of futures
               contracts or
               options on futures
               contracts.




                                                                                                                Columbia
                                                                                                            Intermediate Tax-
                 Nations                 Nations                Columbia                 Nations            Exempt Bond Fund
Fund Name   Intermediate Fund          Kansas Fund          Pennsylvania Fund         Tennessee Fund        (Acquiring Fund)
---------   -----------------          -----------          -----------------         --------------        ----------------
            instruments to          agreements to         .Under normal             forward purchase      .Nearly all of the
            enhance return, to      enhance return or       market                  agreements to           Fund's
            hedge or as a           manage liquidity.       conditions, the         enhance return or       investments will
            substitute for a                                Fund will invest        manage liquidity.       be of investment
            position in an        .The Fund may             at least 65% of                                 grade quality.
            underlying asset.       use futures,            total assets in       .The Fund may
                                    interest rate           securities that         use futures,          .The Advisor
          .The Fund may             swaps, total            have one or the         interest rate           expects that most
            invest in               return swaps,           top three ratings       swaps, total            of the Fund's
            securities that are     options and other       assigned by S&P         return swaps,           securities will
            not part of its         derivative              or Moody's (or          options and other       have one of the
            principal               instruments to          the Advisor).           derivative              top three credit
            investment              enhance return, to                              instruments to          ratings.
            strategies, but it      hedge or as a         .The Fund must            enhance return, to
            will not hold           substitute for a        promptly sell           hedge or as a         .The Fund must
            more than 10% of        position in an          rated debt              substitute for a        promptly sell
            its assets in any       underlying asset.       securities that are     position in an          rated debt
            one type of these                               not rated               underlying asset.       securities that are
            securities.           .The Fund may             investment grade                                not rated
                                    invest in               by S&P or             .The Fund may             investment grade
                                    securities that are     Moody's to the          invest in               by S&P or
                                    not part of its         extent such             securities that are     Moody's (or
                                    principal               securities exceed       not part of its         determined to be
                                    investment              5% of net assets.       principal               so by the
                                    strategies, but it                              investment              Advisor) to the
                                    will not hold         .Under normal             strategies, but it      extent such
                                    more than 10% of        circumstances,          will not hold           securities exceed
                                    its assets in any       the Fund's              more than 10% of        5% of net assets.
                                    one type of these       average weighted        its assets in any
                                    securities.             maturity is             one type of these     .Under normal
                                                            expected to be          securities.             circumstances,
                                                            between three and                               the Fund's
                                                            ten years.                                      average weighted
                                                                                                            maturity will be
                                                                                                            between five and
                                                                                                            ten years.

   The following highlights the differences in the Funds' fundamental investment policies and restrictions. For purposes of this discussion, a "fundamental" investment policy or restriction is one that may not be changed without a shareholder vote. As described below, certain fundamental policies of the Acquiring Fund are proposed to be amended or eliminated.

  . As a matter of fundamental policy, the Acquiring Fund may not underwrite securities of other issuers, except insofar as the Acquiring Fund technically may be deemed to be an underwriter under the Securities Act of 1933, as amended (the "1933 Act"), in connection with the purchase and sale of its portfolio securities. As a matter of fundamental policy, the Columbia Pennsylvania Fund may not act as an underwriter of securities of other issuers, except as it may be deemed an underwriter under federal securities laws in selling a security held by it. As a matter of fundamental policy, the Nations Acquired Funds may not underwrite any issue of securities within the meaning of the 1933 Act except when it might be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Nations Acquired Funds' ability to invest in securities issued by other registered investment companies.

  . As a matter of fundamental policy, the Acquiring Fund may not purchase or sell real estate, except that the Acquiring Fund may purchase securities of issuers that deal or invest in real estate and may purchase securities that are secured by real estate or interests in real estate. All of the Nations Acquired Funds have an identical fundamental investment policy. As a matter of fundamental policy, the Columbia

     Pennsylvania Fund may not purchase or sell real estate or real estate limited partnership interests; provided that this shall not prevent the Columbia Pennsylvania Fund from investing in readily marketable securities of issuers that own or invest in real estate.

  . As a matter of fundamental policy, the Acquiring Fund may not purchase or sell commodities or commodity contracts except that the Acquiring Fund may, to the extent consistent with its investment goal and policies, purchase and sell financial futures contracts and related options and foreign currency forward contracts, futures contracts and related options. As a matter of fundamental policy, the Nations Acquired Funds may not purchase or sell commodities, except that the Nations Acquired Funds may, to the extent consistent with their investment objectives, invest in securities of companies that purchase or sell commodities or that invest in such programs, and purchase and sell options, forward contracts, futures contracts and options on futures contracts. This limitation does not apply to foreign currency transactions, including without limitation forward currency contracts.

  . The Acquiring Fund may not concentrate its investments in the securities of one or more issuers conducting their principal business activities in the same industry (other than securities issued or guaranteed by the U.S. Government, any state, territory or possession of the U.S. Government, the District of Columbia, or any of their authorities, agencies, instrumentalities or political subdivisions). As a matter of fundamental policy, the Columbia Pennsylvania Fund may not purchase any securities that would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities or, to investments in tax-exempt securities issued by governments or political subdivisions of governments. For purposes of this limitation, (i) utility companies will be divided according to their services; for example, gas, gas transmission, electric and telephone will each be considered a separate industry; and (ii) financial service companies will be classified according to the end users of their services; for example, automobile finance, bank finance and diversified finance will each be considered a separate industry. The Nations Acquired Funds have fundamental investment restrictions in which they may not purchase any securities that would cause 25% or more of the value of their total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), the rules and regulations thereunder and any exemptive relief obtained by the Nations Acquired Funds.

  . As a matter of fundamental policy, the Nations Acquired Funds may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Nations Acquired Funds. The Acquiring Fund has a generally similar fundamental investment policy that makes no explicit reference to regulations or exemptive relief. As a matter of fundamental policy, the Columbia Pennsylvania Fund may not make loans, except that it may (a) purchase or hold debt instruments in accordance with its investment goal and policies; (b) enter into repurchase agreements; and (c) engage in securities lending as described in its prospectuses and statement of additional information.

  . As a matter of fundamental policy, the Acquiring Fund may not borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted by the 1940 Act. As a matter of fundamental policy, the Nations Acquired Funds may not borrow money or issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Nations Acquired Funds. As a matter of fundamental policy, the Columbia Pennsylvania Fund may not borrow money except for temporary or emergency purposes and then only in an amount not exceeding 33 1/3 of the value of its total assets. Any borrowing must be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Columbia Pennsylvania Fund's total assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Columbia Pennsylvania Fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The Columbia Pennsylvania Fund's borrowing provision is included for temporary liquidity or emergency purposes. All borrowings in excess of 5% of the value of its total assets must be repaid before making additional investments and any interest paid on such borrowing will reduce income. As a matter of fundamental policy, the Columbia Pennsylvania Fund may not pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by its fundamental investment policy with respect to borrowings in aggregate amounts not to exceed 10% of its total assets taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending. As a matter of fundamental policy, the Columbia Pennsylvania Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

  . As a matter of fundamental policy, the Acquiring Fund may not make any investment inconsistent with its classification as a diversified series of an open-end investment company under the 1940 Act. As a matter of fundamental policy, the Nations Intermediate Fund may not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of their total assets will be invested in the securities of such issuer or they would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of their total assets may be invested without regard to these limitations and (b) their assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any exemptive relief obtained by such Nations Acquired Funds. Each of the Columbia Pennsylvania Fund, the Nations Kansas Fund and the Nations Tennessee Fund is a nondiversified series of an open-end investment company.

  . As a matter of fundamental policy, the Acquiring Fund will invest, except during temporary defensive periods, at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities. The Acquiring Fund may comply with this 80% policy by investing in a partnership, trust, regulated investment company or other entity that invests in municipal securities, in which case the Acquiring Fund's investment in such entity shall be deemed to be an investment in the underlying municipal securities in the same proportion as such entity's investment in such municipal securities bears to its net assets. As a matter of fundamental policy, the Columbia Pennsylvania Fund will invest, except during temporary defensive periods, at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities issued by or on behalf of the Commonwealth of Pennsylvania, its political subdivisions, authorities, agencies, instrumentalities and corporations, and certain other governmental issuers (which may include issuers located outside Pennsylvania), the interest on which is exempt from both federal income tax (including the federal alternative minimum tax) and Pennsylvania state income tax. Municipal securities that the Columbia Pennsylvania Fund may purchase include: (i) municipal notes that are rated at least SP-1 by S&P or MIG-1 or V-MIG-1 by Moody's at the time of investment or, if not rated, determined by Columbia to be of comparable quality; and (ii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's at the time of investment or, if not rated, determined by Columbia to be of comparable quality. As a matter of fundamental policy, the Nations Intermediate Fund, under normal circumstances, will invest at least 80% of its assets in securities that pay interest exempt from federal income tax, other than the federal alternative minimum tax. The Nations Kansas Fund and the Nations Tennessee Fund each has a fundamental investment policy very similar to that of the Nations Intermediate Fund, except that each seeks securities that also are exempt from state individual income tax and the Tennessee Hall Income Tax on unearned income, respectively.

   In addition to the fundamental investment policies and restrictions discussed above, the Columbia Pennsylvania Fund has the following additional fundamental investment policies and restrictions:

  . It may not invest more than 20% of its total assets in bonds subject to the alternative minimum tax.

  . It may invest in commercial paper issued by corporations and other entities without registration under the 1933 Act in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper"). For purposes of its limitation on purchases of illiquid instruments, Section 4(2) Paper will not be considered illiquid if Columbia has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities.

  . Although there is no limit on the percentage of portfolio securities that it may purchase subject to stand-by commitments, the amount paid directly or indirectly for all standby commitments, which are not integral parts of the security as originally issued, held by it will not exceed 0.5% of its total assets calculated immediately after merger.

  . Under normal conditions, its investments in private activity bonds will not exceed 10% of its total assets. It has no present intention of investing in private activity bonds.

  . It may not make short sales of securities, maintain a short position or purchase securities on margin, except that it may obtain short-term credits as necessary for the clearance of security transactions.

  . It may not purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.

   The following highlights the differences in the Funds' non-fundamental investment policies and restrictions (policies and restrictions that may be changed without a shareholder vote):

  . The Acquiring Fund may not sell securities short, maintain a short position or purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions. None of the Nations Acquired Funds may sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box") or unless it segregates assets in an amount at least equal to the underlying security or asset.

  . The Acquiring Fund may not write or sell put options, call options, straddles, spreads or any combination thereof, except that it may, to the extent consistent with its investment goal and policies, write covered call options and purchase and sell other options. The Columbia Pennsylvania Fund has a similar policy under which it may not write or sell puts, calls, warrants or combinations thereof, except that it may purchase securities subject to a stand-by commitment and, to the extent consistent with its investment goal and policies, write covered call options and purchase and sell other options.

  . None of the Acquired Funds may purchase securities of companies for the purpose of exercising control. For the Nations Acquired Funds only, investments by a Nations Acquired Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

  . The Acquiring Fund may not purchase the securities of other investment companies except as permitted by the 1940 Act. Each of the Nations Acquired Funds may invest in shares of other open-end management investment companies, subject to the limitations of the 1940 Act, the rules thereunder, and any orders obtained thereunder now or in the future. If any Nations Acquired Fund is purchased by another fund in reliance on Section 12(d)(1)(G) of the 1940 Act or an exemptive order granting relief from Section 12(d)(1)(G), it will not purchase shares of a related registered open-end investment company in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

  .   The Acquiring Fund may not invest in warrants.

  . Neither the Acquiring Fund nor the Columbia Pennsylvania Fund may invest in illiquid securities in an amount exceeding, in the aggregate, 15% of its net assets. None of the Nations Acquired Funds may invest or hold more than 15% of its net assets in illiquid securities. For the Nations Acquired Funds only, illiquid securities include, among others: (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale; (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days; and (c) repurchase agreements not terminable within seven days.

  . Neither the Acquiring Fund nor the Columbia Pennsylvania Fund may purchase or retain securities of an issuer if, to its knowledge, an officer, trustee, member or director of its trust or any investment adviser of its trust owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, members and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

  . Neither the Acquiring Fund nor the Columbia Pennsylvania Fund may invest in interests in oil, gas or other mineral exploration or development programs. Neither the Acquiring Fund, the Columbia ITEB Fund nor the Columbia Pennsylvania Fund may invest in oil, gas or mineral leases.

   In addition to the non-fundamental investment policies and restrictions discussed above, the Nations Acquired Funds are subject to certain other non-fundamental policies to which the Acquiring Fund is not subject. Each of the Nations Acquired Funds:

  . may invest in futures or options contracts regulated by the CFTC for: (i) bona fide hedging purposes within the meaning of the rules of the CFTC; and (ii) for other purposes if, as a result, no more than 5% of its net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts; and

  . may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of such Nations Acquired Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily.

   In addition to the non-fundamental investment policies and restrictions discussed above, the Nations Kansas Fund and the Nations Tennessee Fund are subject to another non-fundamental policy to which the Acquiring Fund is not subject. Neither the Nations Kansas Fund nor the Nations Tennessee Fund may purchase securities of any one issuer (other than U.S. Government obligations and securities of other investment companies) if, immediately after such purchase, more than 25% of the value of its total assets would be invested in the securities of one issuer, and with respect to 50% of its total assets, more than 5% of its assets would be invested in the securities of one issuer. Although the Acquiring Fund is not subject to a similar non-fundamental investment policy, it is subject to similar limitations pursuant to federal tax laws.

   The above comparisons reflect the current investment policies of the Acquiring Fund and the Acquired Funds. However, the shareholders of record of the Acquiring Fund on June 28, 2005 currently are scheduled to vote on changes to the fundamental investment policies for the Acquiring Fund at a meeting of shareholders scheduled to be held on September 16, 2005. Shareholders of the Acquiring Fund will vote separately on each proposed change to the fundamental investment policies for the Acquiring Fund. If all of the proposed changes to the Acquiring Fund's fundamental investment policies were approved, the differences in fundamental investment policies would be as follows:

  . As a matter of fundamental policy, the Acquiring Fund may not underwrite any issue of securities issued by other persons within the meaning of the 1933 Act except when it might be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Acquiring Fund's ability to invest in securities issued by other registered investment companies. All of the Nations Acquired Funds have an identical fundamental policy regarding the underwriting of securities. As a matter of fundamental policy, the Columbia Pennsylvania Fund may not act as an underwriter of securities of other issuers, except as it may be deemed an underwriter under federal securities laws in selling a security held by it.

  . As a matter of fundamental policy, the Acquiring Fund may not purchase or sell real estate, except that the Acquiring Fund may purchase securities of issuers that deal or invest in real estate, may purchase securities that are secured by real estate or interests in real estate and may hold and dispose of real estate or interests in real estate merged through the exercise of its rights as a holder of securities that are secured by real estate or interests therein. All of the Nations Acquired Funds have a generally similar fundamental investment policy regarding real estate, except that the Nations Acquired Funds' fundamental investment policy does not expressly permit the holding or disposal of real estate or interests in real estate merged through the exercise of rights as a holder of securities that are secured by real estate or interests therein. As a matter of fundamental policy, the Columbia Pennsylvania Fund may not purchase or sell real estate or real estate limited partnership interests; provided that this shall not prevent the Columbia Pennsylvania Fund from investing in readily marketable securities of issuers that own or invest in real estate.

  . As a matter of fundamental policy, the Acquiring Fund may not purchase or sell commodities, except that the Acquiring Fund may, to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or that invest in such programs, and purchase and sell options, forward contracts, futures contracts and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions, including without limitation forward currency contracts. All of the Nations Acquired Funds have an identical fundamental investment policy with respect to commodities.

  . The Acquiring Fund has a fundamental investment restriction under which it may not purchase any securities that would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Acquiring Fund. All of the Nations Acquired Funds have an identical fundamental investment policy with respect to industry concentration. As a matter of fundamental policy, the Columbia Pennsylvania Fund may not purchase any securities that would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities or, to investments in tax-exempt securities issued by governments or political subdivisions of governments. For purposes of this limitation,
      (i) utility companies will be divided according to their services; for example, gas, gas transmission, electric and telephone will each be considered a separate industry; and (ii) financial service companies will be classified according to the end users of their services; for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

  . As a matter of fundamental policy, the Acquiring Fund may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. All of the Nations Acquired Funds have an identical fundamental investment policy with respect to loans. As a matter of fundamental policy, the Columbia Pennsylvania Fund may not make loans, except that it may (a) purchase or hold debt instruments in accordance with its investment goal and policies; (b) enter into repurchase agreements; and (c) engage in securities lending as described in its prospectuses and statement of additional information.

  . As a matter of fundamental policy, the Acquiring Fund may not borrow money or issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. All of the Nations Acquired Funds have an identical fundamental investment policy with respect to borrowing and senior securities. As a matter of fundamental policy, the Columbia Pennsylvania Fund may not borrow money except for temporary or emergency purposes and then only in an amount not exceeding 33 1/3% of the value of its total assets. Any borrowing must be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Columbia Pennsylvania Fund's total assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Columbia Pennsylvania Fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The Columbia Pennsylvania Fund's borrowing provision is included for temporary liquidity or emergency purposes. All borrowings in excess of 5% of the value of its total assets must be repaid before making additional investments and any interest paid on such borrowing will reduce income. As a matter of fundamental policy, the Columbia Pennsylvania Fund may not pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by its fundamental investment policy with respect to borrowings in aggregate amounts not to exceed 10% of its total assets taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending. As a matter of fundamental policy, the Columbia Pennsylvania Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

  . As a matter of fundamental policy, the Acquiring Fund may not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) the Acquiring Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief. For purposes of this restriction, tax exempt securities that are supported solely by the revenues of a particular private entity will be deemed to have been issued by that entity. The Nations Intermediate Fund has a generally similar fundamental investment policy with respect to diversification, except that its fundamental investment policy makes no provision for the treatment of tax-exempt securities supported solely by the revenues of a particular private entity. The Columbia Pennsylvania Fund, the Nations Kansas Fund and the Nations Tennessee Fund have no similar fundamental investment policy with respect to diversification.

   For a complete list of the Funds' investment policies and restrictions, see each Fund's Statement of Additional Information.

5. What class of the Acquiring Fund shares will shareholders receive if the Merger occurs?

   If the Merger of an Acquired Fund occurs, shareholders will receive shares of the Acquiring Fund corresponding to the shares that they currently own in such Acquired Fund (for example, holders of Class A shares of the Columbia Pennsylvania Fund will receive Class A shares of the Acquiring Fund, holders of Investor A shares of a Nations Acquired Fund will receive Class A shares of the Acquiring Fund and holders of Primary A shares of a Nations Acquired Fund will receive Class Z shares of the Acquiring Fund). It is expected that, in connection with the consolidation of certain service providers to the Columbia Funds and the Nations Funds prior to the Merger, the procedures for purchasing, redeeming and exchanging shares of the Columbia Funds and the Nations Funds will be aligned by modifying the current procedures of both complexes. Accordingly, although changes to such procedures are anticipated, the Merger will not itself result in any changes to such procedures. As a result of these modifications to the procedures, the Acquiring Fund shares will be subject to the same CDSCs upon redemption as the Acquired Fund shares and, in the case of Class B shares, will convert to Class A shares eight years after the Acquired Fund shares were purchased. For more information on the Acquiring Fund's current distribution, purchase, redemption and exchange policies, see Appendix D to this Prospectus/Proxy Statement.

6. What are the federal income tax consequences of the Mergers?

   The Mergers are expected to be tax-free to shareholders for federal income tax purposes. This means that neither shareholders nor the Funds are expected to recognize a gain or loss directly as a result of the Mergers. However, because an Acquired Fund's Merger will end the tax year of such Acquired Fund, it may accelerate distributions from such Acquired Fund to shareholders. Specifically, an Acquired Fund will recognize any tax-exempt investment income, any net investment company taxable income and any net capital gains, including those realized on disposition of portfolio securities in connection with such Acquired Fund's Merger (after reduction by any available capital loss carryforwards), or net capital losses in the short tax year ending on the date of such Acquired Fund's Merger, and will declare and pay a distribution of such income and any such net capital gains remaining after reduction of any available capital loss carryforwards to its shareholders on or before that date.

   A portion of the portfolio assets of the Acquired Funds may be sold in connection with the Mergers. The actual tax effect of such sales will depend on the difference between the price at which such portfolio assets are sold and the Fund's basis in such assets. Any capital gains recognized in these sales on a net basis will be distributed to the Fund's shareholders as capital-gain dividends (to the extent of net realized long-term capital gains distributed) and/or ordinary dividends (to the extent of net realized short-term capital gains distributed) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

   The cost basis and holding period of shares in an Acquired Fund are expected to carry over to new shares in the Acquiring Fund. At any time prior to the consummation of the Merger, a shareholder may redeem shares, likely resulting in the recognition of gain or loss to such shareholder for federal income tax purposes.

   Certain other tax consequences are discussed below under "Federal Income Tax Consequences."

7. Who bears the expenses associated with the Mergers?

   Columbia, the Acquiring Fund and certain of the Acquired Funds each will bear a portion of the out-of-pocket expenses associated with the Mergers. Out-of-pocket expenses associated with the Merger include, but are not limited to: (1) the expenses associated with the preparation, printing and mailing of any shareholder communications, including this Prospectus/Proxy Statement, and any filings with the SEC and/or other governmental authorities in connection with the Merger; (2) the fees and expenses of any proxy solicitation firm retained in connection with the Merger; (3) the legal fees and expenses incurred by the Funds in connection with the Merger; and (4) the trustees' fees and out-of-pocket expenses incurred in connection with the Merger.

   The out-of-pocket expenses of each Merger are first allocated to the Acquiring Fund or to the Acquired Fund involved in that Merger. Merger-related costs that are specifically allocable to one Fund are allocated to that Fund (e.g., the costs of printing and mailing this Prospectus/Proxy Statement are allocated exclusively to the Acquired Funds, and among the Acquired Funds based on the number of shareholder accounts). Costs of each Merger that are not specifically allocable to either Fund are divided equally between the Funds involved in that Merger. Following this initial allocation among the Funds, Columbia limits the expenses actually allocated to a Fund in each Merger to the lesser of (i) the anticipated reductions in expenses borne by that Fund over the first year following the Merger and (ii) 75% of the initial allocation to that Fund. Any reduction in the Merger expenses allocable to a Fund as a result of these limitations is borne by Columbia, not the other Fund involved in that Merger. The estimated costs of the Mergers to be borne by the Nations Intermediate Fund, the Nations Kansas Fund, the Nations Tennessee Fund, the Columbia Pennsylvania Fund and the Acquiring Fund are approximately $0, $41,709, $0, $42,192 and $46,132, respectively. Should any Merger fail to occur, Columbia will bear all costs associated with that Merger.

8. Who is eligible to vote?

   Shareholders of record on June 28, 2005 are entitled to attend and to vote at the Meeting or any adjournment of the Meeting. All shareholders of an Acquired Fund, regardless of the class of shares held, will vote together as a single class on the Proposal regarding the Merger. For each Acquired Fund, each whole share is entitled to one vote and each fractional share is entitled to a proportionate fractional vote. Shares represented by properly executed proxies, unless revoked before or at the Meeting, will be voted according to shareholder instructions. If a shareholder signs a Proxy Card but does not fill in a vote, his or her shares will be voted to approve the Merger of his or her Fund and, if any other business comes before the Meeting, his or her shares will be voted at the discretion of the persons named as proxies.

9. Why is the Acquiring Fund expected to be reorganized following the Mergers?

   At a meeting held on May 10-11, 2005, the Board, including all Trustees who are not "interested persons" of the Acquiring Fund (as defined in section 2(a)(19) of the 1940 Act) (each, for purposes of this Question 9, an "Independent Trustee") unanimously approved the reorganization of the surviving open-end retail funds managed by Columbia (the "Columbia Funds"), including the Acquiring Fund, as series of an existing Massachusetts business trust, Columbia Funds Trust IX (the "Trust Reorganization"). In the Trust Reorganization, the Acquiring Fund will be reorganized into a newly-created series of Columbia Funds Trust IX. The primary purpose of the Trust Reorganization is to facilitate compliance monitoring and administration for the Columbia Funds.

   Consummation of the Trust Reorganization with respect to the Acquiring Fund is expected to occur immediately following completion of the Mergers. The Mergers are not conditioned on the completion of the Trust Reorganization. Shareholders of the Acquired Funds are not being asked to approve the Trust Reorganization.

   Please refer to Appendix F for a comparison of the significant differences between the organizational documents that apply to the Acquired Funds, the Acquiring Fund and Columbia Funds Trust IX.

                        II.  NATIONS INTERMEDIATE FUND

  PROPOSAL -- MERGER OF THE NATIONS INTERMEDIATE FUND INTO THE ACQUIRING FUND

The Proposal

   Shareholders of the Nations Intermediate Fund are being asked to approve an Agreement and Plan of Reorganization, the form of which is attached as Appendix A to this Prospectus/Proxy Statement. By approving the Agreement and Plan of Reorganization, shareholders are approving the merger of the Nations Intermediate Fund into the Acquiring Fund.

Principal Investment Risks

  What are the principal investment risks of the Acquiring Fund, and how do they compare with those of the Nations Intermediate Fund?

   The principal risks associated with the Acquiring Fund and the Nations Intermediate Fund generally are similar because they generally have similar investment goals and principal investment strategies. The actual risks of investing in the Acquiring Fund and the Nations Intermediate Fund depend on the securities held in their portfolio and on market conditions, both of which change over time. Both the Acquiring Fund and the Nations Intermediate Fund are subject to management risk, interest rate risk and derivatives risk. For more information about the principal investment risks and other investment risks of the Acquiring Fund, please see Appendix D.

   Shareholders of the Nations Intermediate Fund should note that, although the investment goal and principal investment strategies of the Acquiring Fund generally are similar to those of the Nations Intermediate Fund, the Acquiring Fund may have a different investment style. Additionally, the fundamental investment policies of the Acquiring Fund will differ if the shareholders of the Acquiring Fund approve proposed changes to its fundamental investment policies. Please see the answer to question 4 above under "Questions and Answers" for more information regarding the investment goals, principal investment strategies and policies of the Funds.

Information about the Merger

  Shares That Shareholders Will Receive

   If the Merger occurs, shareholders of the Nations Intermediate Fund will receive shares in the Acquiring Fund corresponding to the shares that they currently own in the Nations Intermediate Fund (for example, a shareholder who holds Investor A shares of the Nations Intermediate Fund will receive Class A shares of the Acquiring Fund and a shareholder who holds Primary A shares of the Nations Intermediate Fund will receive Class Z shares of the Acquiring
Fund). As compared to the Nations Intermediate Fund shares currently owned by shareholders, the Acquiring Fund shares that shareholders receive will have the following characteristics:

  . They will have an aggregate net asset value equal to the aggregate net asset value of a shareholder's current shares as of the business day before the closing of the Merger.

  . It is expected that, in connection with the consolidation of certain service providers to the Columbia Funds and the Nations Funds prior to the Merger, the procedures for purchasing, redeeming and exchanging shares of the Columbia Funds and the Nations Funds will be aligned by modifying the current procedures of both complexes. Accordingly, although changes to such procedures are anticipated, the Merger will not itself result in any changes to such procedures. Taking into account the modifications to the procedures, the Acquiring Fund shares will bear the same sales charges (including CDSCs, if any) as the current Nations Intermediate Fund shares to the extent such charges apply, and for purposes of determining the CDSC applicable to any redemption and/or for purposes of conversion of Class B shares to Class A shares, if applicable, the Acquiring Fund shares will continue to age from the date a shareholder purchased his Nations Intermediate Fund shares. Please see Appendix D to this Prospectus/Proxy Statement for more information about the current procedures for purchasing, redeeming and exchanging shares of the Acquiring Fund.

  . They will entitle shareholders to voting and other rights generally similar to those currently enjoyed by shareholders of the Nations Intermediate Fund, but as a shareholder of the Acquiring Fund. Please see Appendix F to this Prospectus/Proxy Statement for more information regarding the differences between the rights of shareholders of the Acquiring Fund and shareholders of the Nations Intermediate Fund.

  . The account options a shareholder has selected for handling distributions from the Nations Intermediate Fund will not change as a result of the Merger.

  Capitalization

   Information concerning the capitalization of each of the Funds is contained in Appendix C to this Prospectus/Proxy Statement.

  Reasons for the Merger and Trustees' Considerations

   The Trustees of Nations Trust, including all Trustees who are not "interested persons" (as such term is defined in the 1940 Act), based upon their evaluation of the information presented to them, and in light of the fiduciary duties under federal and state law, determined on behalf of the Nations Intermediate Fund that the Merger would be in the best interests of the Nations Intermediate Fund's shareholders and that the interests of existing shareholders in the Nations Intermediate Fund would not be diluted as a result of the Merger. The Trustees have unanimously approved the Agreement and Plan of Reorganization and the Merger, and recommend that Nations Intermediate Fund shareholders vote in favor of the Merger by approving the Agreement and Plan of Reorganization.

   Columbia proposed the Merger to the Trustees of Nations Trust at meetings held on February 15, 2005 and March 21, 2005.

   At the meeting, the Trustees (with the advice and assistance of independent counsel) considered, among other things, in no order of priority:

    1. the Merger as part of a continuing initiative to streamline and improve the offerings of the Columbia Funds family and the Nations Funds family by eliminating overlapping funds and clarifying investor choices;

    2. various potential shareholder benefits of the Merger;

    3. the current asset level of the Nations Intermediate Fund and the combined pro forma asset level of the Acquiring Fund;

    4. the historical performance results of the Nations Intermediate Fund and the Acquiring Fund (see "Performance Information" below), although no assurances can be given that the Acquiring Fund will achieve any particular level of performance after the Merger;

    5. the investment objectives and principal investment strategies of the Nations Intermediate Fund and the Acquiring Fund;

    6. that the Acquiring Fund is expected to have, in most cases, net operating expense ratios that are lower than those of the Nations Intermediate Fund and, in all cases, net operating expense ratios that are no higher than those of the Nations Intermediate Fund;

    7. Columbia's commitment, until the first anniversary of the Merger, to bear a portion of the Acquiring Fund's expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) will not exceed 0.50% of the Acquiring Fund's average net assets;

    8. the anticipated tax-free nature of the exchange of shares in the Merger and other expected U.S. federal income tax consequences of the Merger, including limitations on the use of realized and unrealized losses for U.S. federal income tax purposes and the potential diminution of the ability to use such losses to offset future gains (see "Federal Income Tax Consequences" below);

    9. the potential benefits of the Merger to Columbia and its affiliates (e.g., the benefit of consolidating resources within Columbia and BACAP);

    10.various aspects of the Merger and the Agreement and Plan of Reorganization, including the fact that the Acquiring Fund will be part of a Massachusetts business trust;

    11.the fact that shareholders of Nations Intermediate Fund will experience no change in shareholder services as a result of the Merger; and

    12.that Columbia and the Acquiring Fund will bear the costs associated with the Merger, and that an Acquired Fund or an Acquiring Fund will receive only an allocation of costs related to its Merger to the extent that Columbia anticipates a reduction in expenses to shareholders of such Fund in the first year following the Merger.

   If all of the Mergers are approved by shareholders, the transactions will combine the Nations Intermediate Fund's assets with those of the Acquiring Fund and the other Acquired Funds, resulting in a combined portfolio that is significantly larger than the Nations Intermediate Fund. Larger mutual funds generally have more buying power (for example, they have greater opportunity to purchase round lots of securities) and generally are better able to diversify their portfolios.

   Columbia also believes that the Mergers help to eliminate overlapping products. The Nations Intermediate Fund and the Acquiring Fund are both tax-exempt bond funds with no specific geographic focus. Columbia believes that streamlining its product offerings in a particular asset segment will help to minimize investor confusion.

  Performance Information

   The bar charts below show the percentage gain or loss in each calendar year for the 10-year period ending December 31, 2004, for Investor A shares of the Nations Intermediate Fund and Class A shares of the Acquiring Fund. The bar charts should provide a general idea of how the Nations Intermediate Fund's and the Acquiring Fund's returns have varied from year to year. The bar charts include the effect of expenses, but do not include the effect of sales charges. Returns would be lower if any applicable sales charges were reflected. The calculations of total returns assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, total returns would have been lower. As with all mutual funds, past performance is not an indication of future results. No assurance can be given that the Acquiring Fund will achieve any particular level of performance after the Merger.

   Additional discussion of the manner of calculating total return is contained in the respective Prospectuses and Statement of Additional Information for the Nations Intermediate Fund and the Acquiring Fund.

                    Nations Intermediate Fund (Investor A)

                                    [CHART]

 1995    1996    1997    1998    1999    2000    2001    2002    2003    2004
 ----   -----   -----   -----   -----   -----   -----   -----   -----   -----
14.55%  3.83%   7.16%   5.25%   -1.46%  7.89%   4.57%   7.75%   4.07%   2.57%

For period shown in bar chart:                  The Nations Intermediate Fund's
Best quarter: 1/st/ quarter 1995, +5.95%        year-to-date total return through
Worst quarter: 2/nd/ quarter 2004, -2.07        June 30, 2005 was 1.56%.

           Columbia Intermediate Tax-Exempt Bond Fund/(1)/ (Class A)
                               (Acquiring Fund)

                                    [CHART]

 1995    1996    1997    1998    1999    2000    2001    2002    2003    2004
 ----   -----   -----   -----   -----   -----   -----   -----   -----   -----
14.34%  4.20%   9.10%   6.41%   -2.95%  10.19%  4.58%   7.99%   4.13%   2.54%

 For period shown in bar chart:              The Acquiring Fund's year-to-date
 Best quarter: 1/st/ quarter 1995, +5.39%    total return through June 30, 2005
 Worst quarter: 2/nd/ quarter 2004, -2.44%   was 1.67%.

--------
(1)The calendar year total returns shown for Class A shares include the returns of Retail A Shares of the Galaxy Intermediate Tax-Exempt Bond Fund (the "Galaxy Fund"), the predecessor to the Fund, for periods prior to November 25, 2002, the date on which Class A shares were initially offered, the returns for BKB Shares of the Galaxy Fund for periods prior to June 26, 2001, the date on which BKB Shares were converted into Retail A Shares, and the returns of shares of the Boston 1784 Tax-Exempt Medium-Term Income Fund, the predecessor to the Galaxy Fund (the Boston 1784 Fund), for periods prior to June 26, 2000, the inception date for BKB Shares. Class A shares generally would have had substantially similar annual returns because they would have been invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for Class A shares exceed expenses paid by Retail A Shares, BKB Shares and shares of the Boston 1784 Fund.

   The following tables list the average annual total return (reflecting applicable sales charges) for each class of shares of the Nations Intermediate Fund and the Acquiring Fund for the one-year, five-year and ten-year periods ending December 31, 2004 for Investor A, Investor B, Investor C and Primary A shares of the Nations Intermediate Fund and Class A, Class B, Class C and Class Z shares of the Acquiring Fund. These tables are intended to provide shareholders with some indication of the risks of investing in the Nations Intermediate Fund and the Acquiring Fund. Each table also includes the performance of a relevant broad-based market index. Indices are unmanaged and do not reflect deductions for fees, expenses or taxes.

   After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on an investor's tax situation, may differ from those shown and may not be relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Nations Intermediate Fund

      Average Annual Total Returns -- For Periods Ended December 31, 2004

                                                                               10 Years/
                                                                                 Since
                                                                1 Year 5 Years Inception
                                                                ------ ------- ---------
Investor A (%)
   Return Before Taxes......................................... -0.61   4.68     5.22
   Return After Taxes on Distributions......................... -0.63   4.67     5.18
   Return After Taxes on Distributions and Sale of Fund Shares.  0.90   4.62     5.11
Investor B (%)
   Return Before Taxes......................................... -1.08   4.58     4.92
Investor C (%)
   Return Before Taxes.........................................  0.99   4.59     4.96
Primary A (%)
   Return Before Taxes.........................................  3.00   5.65     5.80
   Return After Taxes on Distributions.........................  2.98   5.63     5.76
   Return After Taxes on Distributions and Sale of Fund Shares.  3.38   5.50     5.66
Lehman Brothers Quality Intermediate Municipal Index (%).......  3.02   6.18     6.21

Columbia Intermediate Tax-Exempt Bond Fund
(Acquiring Fund)

      Average Annual Total Returns -- For Periods Ended December 31, 2004

                                                                1 Year  5 Years   10 Years
                                                                ------ -------    --------
Class A (%)
   Return Before Taxes......................................... -2.36   4.83/(1)/   5.44/(1)/
   Return After Taxes on Distributions......................... -2.46   4.80/(1)/   5.30/(1)/
   Return After Taxes on Distributions and Sale of Fund Shares. -0.20   4.68/(1)/   5.23/(1)/
Class B (%)
   Return Before Taxes......................................... -3.04   5.01/(1)/   5.70/(1)/
   Return After Taxes on Distributions......................... -3.15   4.99/(1)/   5.56/(1)/
   Return After Taxes on Distributions and Sale of Fund Shares. -0.80   4.79/(1)/   5.45/(1)/
Class C (%)
   Return Before Taxes.........................................  1.35   5.53/(1)/   5.80/(1)/
   Return After Taxes on Distributions.........................  1.24   5.51/(1)/   5.66/(1)/
   Return After Taxes on Distributions and Sale of Fund Shares.  2.21   5.27/(1)/   5.55/(1)/
Class Z (%)
   Return Before Taxes.........................................  2.74   6.06/(2)/   6.06/(2)/
   Return After Taxes on Distributions.........................  2.64   6.04/(2)/   5.92/(2)/
   Return After Taxes on Distributions and Sale of Fund Shares.  3.26   5.80/(2)/   5.81/(2)/
Lehman Blend Index (%).........................................  3.76   6.71        6.70

--------
(1)Class A, Class B and Class C are newer classes of shares. Their performance information includes returns of Retail A Shares of the Galaxy Fund (for Class A) and Retail B Shares of the Galaxy Fund (for Class B and Class C) for periods prior to November 25, 2002. The returns shown for Class B and Class C shares also include the returns of Retail A Shares of the Galaxy Fund for periods prior to March 1, 2001. Additionally, the returns shown for Class A, Class B and Class C shares include the returns of BKB Shares of the Galaxy Fund for periods prior to June 26, 2001 and the returns of shares of the Boston 1784 Fund (whose shares initially were offered on June 14, 1993) for periods prior to June 26, 2000. The returns have not been restated to reflect any differences in expenses between any of the predecessor shares and the newer classes of shares. Class A, Class B and Class C shares initially were offered on November 25, 2002.
(2)Class Z is a newer class of shares. Its performance information includes returns of Trust Shares of the Galaxy Fund for periods prior to November 25, 2002 and returns of shares of the Boston 1784 Fund (whose shares initially were offered on June 14, 1993) for periods prior to June 26, 2000. Class Z shares initially were offered on November 25, 2002.

   THE TRUSTEES OF NATIONS TRUST, ON BEHALF OF THE NATIONS INTERMEDIATE FUND, UNANIMOUSLY RECOMMEND APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION.

  Required Vote for Proposal

   Approval of the Agreement and Plan of Reorganization will require the affirmative vote of the holders of the lesser of (1) more than 50% of the Nations Intermediate Fund's outstanding shares or (2) 67% or more of the shares present at the Meeting if more than 50% of the outstanding shares of the Nations Intermediate Fund are represented at the Meeting in person or by proxy. A vote of the shareholders of the Acquiring Fund is not needed to approve the Merger.

   Although the Trustees are proposing that each of the Acquired Funds merge with the Acquiring Fund, the merger of one Acquired Fund is not conditioned upon the merger of the other Acquired Funds. Accordingly, if Nations Intermediate Fund shareholders approve the merger of the Nations Intermediate Fund, but shareholders of some or all of the other Acquired Funds do not approve the merger of their Acquired Funds, it is expected that, subject to the terms of the Agreement and Plan of Reorganization, the Merger proposed in this proposal will take place as described in this Prospectus/Proxy Statement.

                           III.  NATIONS KANSAS FUND

     PROPOSAL -- MERGER OF THE NATIONS KANSAS FUND INTO THE ACQUIRING FUND

The Proposal

   Shareholders of the Nations Kansas Fund are being asked to approve an Agreement and Plan of Reorganization, the form of which is attached as Appendix A to this Prospectus/Proxy Statement. By approving the Agreement and Plan of Reorganization, shareholders are approving the merger of the Nations Kansas Fund into the Acquiring Fund.

Principal Investment Risks

  What are the principal investment risks of the Acquiring Fund, and how do they compare with those of the Nations Kansas Fund?

   The principal risks associated with the Nations Kansas Fund and the Acquiring Fund generally are similar because they generally have similar investment goals and principal investment strategies. The actual risks of investing in each Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time. Both Funds are subject to management risk, interest rate risk and derivatives risk. For more information about the principal investment risks and other investment risks of the Acquiring Fund, please see Appendix D.

   Shareholders of the Nations Kansas Fund should note that, although the investment goal and principal investment strategies of the Acquiring Fund generally are similar to those of the Nations Kansas Fund, the Acquiring Fund may have a different investment style. Specifically, the Nations Kansas Fund has a particular geographic focus (Kansas), whereas the Acquiring Fund has no particular geographic focus. Additionally, the Nations Kansas Fund normally invests at least 80% of its assets in investment grade intermediate-term municipal securities, whereas the Acquiring Fund typically invests at least 80% of its assets in municipal securities. Moreover, the fundamental investment policies of the Acquiring Fund will differ if the shareholders of the Acquiring Fund approve proposed changes to its fundamental investment policies. Please see the answer to question 4 above under "Questions and Answers" for more information regarding the investment goals, principal investment strategies and policies of the Funds.

Information about the Merger

  Shares That Shareholders Will Receive

   If the Merger occurs, shareholders of the Nations Kansas Fund will receive shares in the Acquiring Fund corresponding to the shares that they currently own in the Nations Kansas Fund (for example, a shareholder who holds Investor A shares of the Nations Kansas Fund will receive Class A shares of the Acquiring Fund and a shareholder who holds Primary A shares of the Nations Kansas Fund will receive Class Z shares of the Acquiring Fund). As compared to the Nations Kansas Fund shares, the Acquiring Fund shares that shareholders will receive will have the following characteristics:

  . They will have an aggregate net asset value equal to the aggregate net asset value of a shareholder's current shares as of the business day before the closing of the Merger.

  . It is expected that, in connection with the consolidation of certain service providers to the Columbia Funds and the Nations Funds prior to the Merger, the procedures for purchasing, redeeming and exchanging shares of the Columbia Funds and the Nations Funds will be aligned by modifying the current procedures of both complexes. Accordingly, although changes to such procedures are anticipated, the Merger will not itself result in any changes to such procedures. Taking into account the modifications to the procedures, the Acquiring Fund shares will bear the same sales charges (including CDSCs, if any) as the current Nations Kansas Fund shares to the extent such charges apply, and for purposes of determining the CDSC applicable to any redemption and/or conversion of Class B shares to Class A shares, if applicable, the Acquiring Fund shares will continue to age from the date a shareholder purchased his Nations Kansas Fund shares. Please see Appendix D to this Prospectus/Proxy Statement for more information about the current procedures for purchasing, redeeming and exchanging shares of the Acquiring Fund.

  . They will entitle shareholders to voting and other rights generally similar to those currently enjoyed by Nations Kansas Fund shareholders, but as a shareholder of the Acquiring Fund. Please see Appendix F to this Prospectus/Proxy Statement for more information regarding the differences between the rights of shareholders of the Acquiring Fund and shareholders of the Nations Kansas Fund.

  . The account options a shareholder has selected for handling distributions from the Nations Kansas Fund will not change as a result of the Merger.

  Capitalization

   Information concerning the capitalization of each of the Funds is contained in Appendix C to this Prospectus/Proxy Statement.

  Reasons for the Merger and Trustees' Considerations

   The Trustees of Nations Trust, including all Trustees who are not "interested persons" (as such term is defined in the 1940 Act), based upon their evaluation of the information presented to them, and in light of the fiduciary duties under federal and state law, determined on behalf of the Nations Kansas Fund that the Merger would be in the best interests of the Nations Kansas Fund's shareholders and that the interests of existing shareholders in the Nations Kansas Fund would not be diluted as a result of the Merger. The Trustees have unanimously approved the Agreement and Plan of Reorganization and the Merger, and recommend that Nations Kansas Fund shareholders vote in favor of the Merger by approving the Agreement and Plan of Reorganization.

   Columbia proposed the Merger to the Trustees of Nations Trust at meetings held on February 15, 2005 and March 21, 2005.

   At the meeting, the Trustees (with the advice and assistance of independent counsel) considered, among other things, in no order of priority:

    1. the Merger as part of a continuing initiative to streamline and improve the offerings of the Columbia Funds family and the Nations Funds family by eliminating overlapping funds and clarifying investor choices;

    2. various potential shareholder benefits of the Merger;

    3. the current asset level of the Nations Kansas Fund and the combined pro forma asset level of the Acquiring Fund;

    4. the historical performance results of the Nations Kansas Fund and the Acquiring Fund (see "Performance Information" below), although no assurances can be given that the Acquiring Fund will achieve any particular level of performance after the Merger;

    5. the investment objectives and principal investment strategies of the Funds;

    6. that the Acquiring Fund is expected to have, in most cases, net operating expense ratios that are lower than those of the Nations Kansas Fund and, in all cases, net operating expense ratios that are no higher than those of the Nations Kansas Fund;

    7. Columbia's commitment, until the first anniversary of the Merger, to bear a portion of the Acquiring Fund's expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) will not exceed 0.60% of the Acquiring Fund's average net assets;

    8. the anticipated tax-free nature of the exchange of shares in the Merger and other expected U.S. federal income tax consequences of the Merger, including limitations on the use of realized and unrealized losses for U.S. federal income tax purposes and the potential diminution of the ability to use such losses to offset future gains (see "Federal Income Tax Consequences" below);

    9. the potential benefits of the Merger to Columbia and its affiliates (e.g., the benefit of consolidating resources within Columbia and BACAP);

    10.various aspects of the Merger and the Agreement and Plan of Reorganization, including the fact that the Acquiring Fund will be part of a Massachusetts business trust;

    11.the fact that shareholders of Nations Kansas Fund will experience no change in shareholder services as a result of the Merger; and

    12.that Columbia, the Nations Kansas Fund and the Acquiring Fund will bear the costs associated with the Merger, and that an Acquired Fund or an Acquiring Fund will receive only an allocation of costs related to its Merger to the extent that Columbia anticipates a reduction in expenses to shareholders of such Fund in the first year following the Merger.

   If all of the Mergers are approved by shareholders, the transactions will combine the Nations Kansas Fund's assets with those of the Acquiring Fund and the other Acquired Funds, resulting in a combined portfolio that is significantly larger than the Nations Kansas Fund. Larger mutual funds generally have more buying power (for example, they have greater opportunity to purchase round lots of securities) and generally are better able to diversify their portfolios.

   Columbia also believes that the Mergers help to eliminate overlapping products. The Nations Kansas Fund and the Acquiring Fund are both tax-exempt bond funds. Columbia believes that streamlining its product offerings in a particular asset segment will help to minimize investor confusion.

  Performance Information

   The bar charts below show the percentage gain or loss in each calendar year for the 10-year period ending December 31, 2004, for Investor A shares of the Nations Kansas Fund and Class A shares of the Acquiring Fund. The bar charts should provide a general idea of how the Nations Kansas Fund's and the Acquiring Fund's returns have varied from year to year. The bar charts include the effect of Fund expenses, but do not include the effect of sales charges. Returns would be lower if any applicable sales charges were reflected. The calculations of total returns assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, total returns would have been lower. As with all mutual funds, past performance is not an indication of future results. No assurance can be given that the Acquiring Fund will achieve any particular level of performance after the Merger.

   Additional discussion of the manner of calculating total return is contained in each Fund's respective Prospectuses and Statement of Additional Information.

                     Nations Kansas Fund/(1)/ (Investor A)

                                    [CHART]

1995    1996    1997    1998    1999    2000    2001    2002    2003    2004
----   -----   -----   -----   -----   -----   -----   -----   -----   -----
                                               3.79%   7.22%   3.47%   2.41%

  For period shown in bar chart:                The Nations Kansas Fund's
  Best quarter: 2/nd/ quarter 2002, +3.43%      year-to-date total return
  Worst quarter: 2/nd/ quarter 2004, -2.09      through June 30, 2005 was 1.42%.

--------
(1)The inception date of Investor A shares is August 14, 2000.

           Columbia Intermediate Tax-Exempt Bond Fund/(1)/ (Class A)
                               (Acquiring Fund)

                                    [CHART]

 1995    1996    1997    1998    1999    2000    2001    2002    2003    2004
 ----   -----   -----   -----   -----   -----   -----   -----   -----   -----
14.34%  4.20%   9.10%   6.41%  -2.95%   10.19%  4.58%   7.99%   4.13%   2.54%

  For period shown in bar chart:                 The Acquiring Fund's
  Best quarter: 1/st/ quarter 1995, +5.39%       year-to-date total return
  Worst quarter: 2/nd/ quarter 2004, -2.44%      through June 30, 2005 was 1.67%.

--------
(1)The calendar year total returns shown for Class A shares include the returns of Retail A Shares of the Galaxy Intermediate Tax-Exempt Bond Fund (the "Galaxy Fund"), the predecessor to the Fund, for periods prior to November 25, 2002, the date on which Class A shares were initially offered, the returns for BKB Shares of the Galaxy Fund for periods prior to June 26, 2001, the date on which BKB Shares were converted into Retail A Shares, and the returns of shares of the Boston 1784 Tax-Exempt Medium-Term Income Fund, the predecessor to the Galaxy Fund (the Boston 1784 Fund), for periods prior to June 26, 2000, the inception date for BKB Shares. Class A shares generally would have had substantially similar annual returns because they would have been invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for Class A shares exceed expenses paid by Retail A Shares, BKB Shares and shares of the Boston 1784 Fund.

   The following tables list the average annual total return (reflecting applicable sales charges) for each class of shares of the Nations Kansas Fund and the Acquiring Fund for the one-year, five-year and ten-year periods ending December 31, 2004 for Investor A, Investor B, Investor C and Primary A shares of the Nations Kansas Fund and Class A, Class B, Class C and Class Z shares of the Acquiring Fund. These tables are intended to provide shareholders with some indication of the risks of investing in the Nations Kansas Fund and the Acquiring Fund. Each table also includes the performance of a relevant broad-based market index. Indices are unmanaged and do not reflect deductions for fees, expenses or taxes.

   After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on an investor's tax situation, may differ from those shown and may not be relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Because income dividends, if any, from the Acquiring Fund will not be exempt from the income tax of any particular state, the after-tax return on Acquiring Fund shares may be lower than the after-tax return on shares of an Acquired Fund.

Nations Kansas Fund

      Average Annual Total Returns -- For Periods Ended December 31, 2004

                                                                         Since
                                                                1 Year Inception
                                                                ------ ---------
Investor A (%)
   Return Before Taxes.........................................  0.12    4.32/(1)/
   Return After Taxes on Distributions......................... -0.02    4.26/(1)/
   Return After Taxes on Distributions and Sale of Fund Shares.  1.44    4.26/(1)/
Investor B (%)
   Return Before Taxes......................................... -0.18    4.48/(1)/
Investor C (%)
   Return Before Taxes.........................................  1.80    3.54/(1)/
Primary A (%)
   Return Before Taxes.........................................  3.72    5.70/(1)/
   Return After Taxes on Distributions.........................  3.58    5.64/(1)/
   Return After Taxes on Distributions and Sale of Fund Shares.  3.92    5.50/(1)/
Lehman Brothers Quality Intermediate Municipal Index (%).......  4.64    6.90/(2)/

--------
(1)The inception dates of Investor A shares, Investor B shares, Investor C shares and Primary A shares are August 14, 2000, August 29, 2000, July 9, 2002 and July 17, 2000.
(2)The return shown for the Lehman Brothers Quality Intermediate Municipal Index is from July 31, 2000.

Columbia Intermediate Tax-Exempt Bond Fund
(Acquiring Fund)

      Average Annual Total Returns -- For Periods Ended December 31, 2004

                                                                1 Year  5 Years   10 Years
                                                                ------ -------    --------
Class A (%)
   Return Before Taxes......................................... -2.36   4.83/(1)/   5.44/(1)/
   Return After Taxes on Distributions......................... -2.46   4.80/(1)/   5.30/(1)/
   Return After Taxes on Distributions and Sale of Fund Shares. -0.20   4.68/(1)/   5.23/(1)/
Class B (%)
   Return Before Taxes......................................... -3.04   5.01/(1)/   5.70/(1)/
   Return After Taxes on Distributions......................... -3.15   4.99/(1)/   5.56/(1)/
   Return After Taxes on Distributions and Sale of Fund Shares. -0.80   4.79/(1)/   5.45/(1)/
Class C (%)
   Return Before Taxes.........................................  1.35   5.53/(1)/   5.80/(1)/
   Return After Taxes on Distributions.........................  1.24   5.51/(1)/   5.66/(1)/
   Return After Taxes on Distributions and Sale of Fund Shares.  2.21   5.27/(1)/   5.55/(1)/
Class Z (%)
   Return Before Taxes.........................................  2.74   6.06/(2)/   6.06/(2)/
   Return After Taxes on Distributions.........................  2.64   6.04/(2)/   5.92/(2)/
   Return After Taxes on Distributions and Sale of Fund Shares.  3.26   5.80/(2)/   5.81/(2)/
Lehman Blend Index (%).........................................  3.76   6.71        6.70

--------
(1)Class A, Class B and Class C are newer classes of shares. Their performance information includes returns of Retail A Shares of the Galaxy Fund (for Class A) and Retail B Shares of the Galaxy Fund (for Class B and Class C) for periods prior to November 25, 2002. The returns shown for Class B and Class C shares also include the returns of Retail A Shares of the Galaxy Fund for periods prior to March 1, 2001. Additionally, the returns shown for Class A, Class B and Class C shares include the returns of BKB Shares of the Galaxy Fund for periods prior to June 26, 2001 and the returns of shares of the Boston 1784 Fund (whose shares initially were offered on June 14, 1993) for periods prior to June 26, 2000. The returns have not been restated to reflect any differences in expenses between any of the predecessor shares and the newer classes of shares. Class A, Class B and Class C shares initially were offered on November 25, 2002.

(2)Class Z is a newer class of shares. Its performance information includes returns of Trust Shares of the Galaxy Fund for periods prior to November 25, 2002 and returns of shares of the Boston 1784 Fund (whose shares initially were offered on June 14, 1993) for periods prior to June 26, 2000. Class Z shares initially were offered on November 25, 2002.

   THE TRUSTEES OF NATIONS TRUST, ON BEHALF OF THE NATIONS KANSAS FUND, UNANIMOUSLY RECOMMEND APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION.

  Required Vote for Proposal

   Approval of the Agreement and Plan of Reorganization will require the affirmative vote of the holders of the lesser of (1) more than 50% of the Nations Kansas Fund's outstanding shares or (2) 67% or more of the shares present at the Meeting if more than 50% of the outstanding shares of the Nations Kansas Fund are represented at the Meeting in person or by proxy.
A vote of the shareholders of the Acquiring Fund is not needed to approve the Merger.

   Although the Trustees are proposing that the Acquiring Fund merge each of the Acquired Funds, the merger of one Acquired Fund is not conditioned upon the merger of the other Acquired Funds. Accordingly, if Nations Kansas Fund shareholders approve the merger of the Nations Kansas Fund, but shareholders of some or all of the other Acquired Funds do not approve the merger of their Acquired Funds, it is expected that, subject to the terms of the Agreement and Plan of Reorganization, the Merger proposed in this proposal will take place as described in this Prospectus/Proxy Statement.

                          IV.  NATIONS TENNESSEE FUND

   PROPOSAL -- MERGER OF THE NATIONS TENNESSEE FUND INTO THE ACQUIRING FUND

The Proposal

   Shareholders of the Nations Tennessee Fund are being asked to approve an Agreement and Plan of Reorganization, the form of which is attached as Appendix A to this Prospectus/Proxy Statement. By approving the Agreement and Plan of Reorganization, shareholders are approving the merger of the Nations Tennessee Fund into the Acquiring Fund.

Principal Investment Risks

  What are the principal investment risks of the Acquiring Fund, and how do they compare with those of the Nations Tennessee Fund?

   The principal risks associated with each Fund generally are similar because the Funds generally have similar investment goals and principal investment strategies. The actual risks of investing in each Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time. Both Funds are subject to management risk, interest rate risk and derivatives risk. For more information about the principal investment risks and other investment risks of the Acquiring Fund, please see Appendix D.

   Shareholders of the Nations Tennessee Fund should note that, although the investment goal and principal investment strategies of the Acquiring Fund generally are similar to those of the Nations Tennessee Fund, the Acquiring Fund may have a different investment style. Specifically, the Nations Tennessee Fund has a particular geographic focus (Tennessee) and normally invests at least 80% of its assets in securities exempt from the

Tennessee Hall Income Tax on unearned income, whereas the Acquiring Fund has no particular geographic focus and no particular policy with respect to state taxes. Additionally, the fundamental investment policies of the Acquiring Fund will differ if the shareholders of the Acquiring Fund approve proposed changes to its fundamental investment policies. Please see the answer to question 4 above under "Questions and Answers" for more information regarding the investment goals, principal investment strategies and policies of the Funds.

Information about the Merger

  Shares That Shareholders Will Receive

   If the Merger occurs, Nations Tennessee Fund shareholders will receive shares in the Acquiring Fund corresponding to the shares that they currently own in the Nations Tennessee Fund (for example, a shareholder who holds Investor A shares of the Nations Tennessee Fund will receive Class A shares of the Acquiring Fund and a shareholder who holds Primary A shares of the Nations Tennessee Fund will receive Class Z shares of the Acquiring Fund). As compared to the current Nations Tennessee Fund shares, the Acquiring Fund shares that shareholders receive will have the following characteristics:

  . They will have an aggregate net asset value equal to the aggregate net asset value of a shareholder's current shares as of the business day before the closing of the Merger.

  . It is expected that, in connection with the consolidation of certain service providers to the Columbia Funds and the Nations Funds prior to the Merger, the procedures for purchasing, redeeming and exchanging shares of the Columbia Funds and the Nations Funds will be aligned by modifying the current procedures of both complexes. Accordingly, although changes to such procedures are anticipated, the Merger will not itself result in any changes to such procedures. Taking into account the modifications to the procedures, the Acquiring Fund shares will bear the same sales charges (including CDSCs, if any) as current Nations Tennessee Fund shares to the extent such charges apply, and for purposes of determining the CDSC applicable to any redemption and/or conversion of Class B shares to Class A shares, if applicable, the Acquiring Fund shares will continue to age from the date a shareholder purchased his Nations Tennessee Fund shares. Please see Appendix D to this Prospectus/Proxy Statement for more information about the current procedures for purchasing, redeeming and exchanging shares of the Acquiring Fund.

  . They will entitle shareholders to voting and other rights generally similar to those currently enjoyed by Nations Tennessee Fund shareholders, but as a shareholder of the Acquiring Fund. Please see Appendix F to this Prospectus/Proxy Statement for more information regarding the differences between the rights of shareholders of the Acquiring Fund and shareholders of the Nations Tennessee Fund.

  . The account options a shareholder has selected for handling distributions from the Nations Tennessee Fund will not change as a result of the Merger.

  Capitalization

   Information concerning the capitalization of each of the Funds is contained in Appendix C to this Prospectus/Proxy Statement.

  Reasons for the Merger and Trustees' Considerations

   The Trustees of Nations Trust, including all Trustees who are not "interested persons" (as such term is defined in the 1940 Act) of the Nations Tennessee Fund have determined on behalf of the Nations Tennessee Fund that the Merger would be in the best interests of the Nations Tennessee Fund's shareholders and that the interests of existing shareholders in the Nations Tennessee Fund would not be diluted as a result of the Merger. The Trustees have unanimously approved the Agreement and Plan of Reorganization and the Merger, and recommend that Nations Tennessee Fund shareholders vote in favor of the Merger by approving the Agreement and Plan of Reorganization.

   Columbia proposed the Merger to the Trustees of Nations Trust at meetings held on February 15, 2005 and March 21, 2005.

   At the meeting, the Trustees (with the advice and assistance of independent counsel) considered, among other things, in order of priority:

    1. the Merger as part of a continuing initiative to streamline and improve the offerings of the Columbia Funds family and the Nations Funds family by eliminating overlapping funds and clarifying investor choices;

    2. various potential shareholder benefits of the Merger;

    3. the current asset level of the Nations Tennessee Fund and the combined pro forma asset level of the Acquiring Fund;

    4. the historical performance results of the Nations Tennessee Fund and the Acquiring Fund (see "Performance Information" below), although no assurances can be given that the Acquiring Fund will achieve any particular level of performance after the Merger;

    5. the investment objectives and principal investment strategies of the Funds;

    6. that the Acquiring Fund is expected to have, in most cases, net operating expense ratios that are lower than those of the Nations Tennessee Fund, and, in all cases, net operating expense ratios that are no higher than those of the Nations Tennessee Fund;

    7. Columbia's commitment, until the first anniversary of the Merger, to bear a portion of the Acquiring Fund's expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) will not exceed 0.50% of the Acquiring Fund's average net assets;

    8. the anticipated tax-free nature of the exchange of shares in the Merger and other expected U.S. federal income tax consequences of the Merger, including limitations on the use of realized and unrealized losses for U.S. federal income tax purposes and the potential diminution of the ability to use such losses to offset future gains (see "Federal Income Tax Consequences" below);

    9. the potential benefits of the Merger to Columbia and its affiliates (e.g., the benefit of consolidating resources within Columbia and BACAP);

    10.various aspects of the Merger and the Agreement and Plan of Reorganization, including the fact that the Acquiring Fund will be part of a Massachusetts business trust;

    11.the fact that shareholders of Nations Tennessee Fund will experience no change in shareholder services as a result of the Merger; and

    12.that Columbia and the Acquiring Fund will bear the costs associated with the Merger, and that an Acquired Fund or an Acquiring Fund will receive only an allocation of costs related to its Merger to the extent that Columbia anticipates a reduction in expenses to shareholders of such Fund in the first year following the Merger.

   If all of the Mergers are approved by shareholders, the transactions will combine the Nations Tennessee Fund's assets with those of the Acquiring Fund and the other Acquired Funds, resulting in a combined portfolio that is significantly larger than the Nations Tennessee Fund. Larger mutual funds generally have more buying power (for example, they have greater opportunity to purchase round lots of securities) and generally are better able to diversify their portfolios.

   Columbia also believes that the Mergers help to eliminate overlapping products. The Nations Tennessee Fund and the Acquiring Fund are both tax-exempt bond funds. Columbia believes that streamlining its product offerings in a particular asset segment will help to minimize investor confusion.

  Performance Information

   The bar charts below show the percentage gain or loss in each calendar year for the 10-year period ending December 31, 2004, for Investor A shares of the Nations Tennessee Fund and Class A shares of the Acquiring Fund. The bar charts should provide a general idea of how the Nations Tennessee Fund's and the Acquiring Fund's returns have varied from year to year. The bar charts include the effect of Fund expenses, but do not include the effect of sales charges. Returns would be lower if any applicable sales charges were reflected. The calculations of total returns assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, total returns would have been lower. As with all mutual funds, past performance is not an indication of future results. No assurance can be given that the Acquiring Fund will achieve any particular level of performance after the Merger.

   Additional discussion of the manner of calculating total return is contained in each Fund's respective Prospectuses and Statement of Additional Information.

                      Nations Tennessee Fund (Investor A)

                                    [CHART]

 1995    1996    1997    1998    1999    2000    2001    2002    2003    2004
 ----   -----   -----   -----   -----   -----   -----   -----   -----   -----
13.93%  3.72%   6.71%   5.20%   -1.46%  7.94%   5.27%   7.98%   3.70%   2.76%



For period shown in bar chart:                The Nations Tennessee Fund's
Best quarter: 1/st/ quarter 1995, +5.76%      year-to-date total return through
Worst quarter: 2nd quarter 2004, -1.82%       June 30, 2005 was 1.55%.

           Columbia Intermediate Tax-Exempt Bond Fund/(1)/ (Class A)
                               (Acquiring Fund)

                                    [CHART]

 1995    1996    1997    1998    1999    2000    2001    2002    2003    2004
 ----   -----   -----   -----   -----   -----   -----   -----   -----   -----
14.34%  4.20%   9.10%   6.41%   -2.95%  10.19%  4.58%   7.99%   4.13%   2.54%

 For period shown in bar chart:              The Acquiring Fund's year-to-date
 Best quarter: 1/st/ quarter 1995, +5.39%    total return through June 30, 2005
 Worst quarter: 2/nd/ quarter 2004, -2.44%   was 1.67%.
--------
(1)The calendar year total returns shown for Class A shares include the returns of Retail A Shares of the Galaxy Intermediate Tax-Exempt Bond Fund (the "Galaxy Fund"), the predecessor to the Fund, for periods prior to November 25, 2002, the date on which Class A shares were initially offered, the returns for BKB Shares of the Galaxy Fund for periods prior to June 26, 2001, the date on which BKB Shares were converted into Retail A Shares, and the returns of shares of the Boston 1784 Tax-Exempt Medium-Term Income Fund, the predecessor to the Galaxy Fund (the Boston 1784 Fund), for periods prior to June 26, 2000, the inception date for BKB Shares. Class A shares generally would have had substantially similar annual returns because they would have been invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for Class A shares exceed expenses paid by Retail A Shares, BKB Shares and shares of the Boston 1784 Fund.

   The following tables list the average annual total return (reflecting applicable sales charges) for each class of shares of the Nations Tennessee Fund and the Acquiring Fund for the one-year, five-year and ten-year periods ending December 31, 2004 for Investor A, Investor B, Investor C and Primary A shares of the Nations Tennessee Fund and Class A, Class B, Class C and Class Z shares of the Acquiring Fund. These tables are intended to provide shareholders with some indication of the risks of investing in the Nations Tennessee Fund and the Acquiring Fund. Each table also includes the performance of one or more relevant broad-based market indices. Indices are unmanaged and do not reflect deductions for fees, expenses or taxes.

   After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on an investor's tax situation, may differ from those shown and may not be relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Because income dividends, if any, from the Acquiring Fund will not be exempt from the income tax of any particular state, the after-tax return on Acquiring Fund shares may be lower than the after-tax return on shares of an Acquired Fund.

Nations Tennessee Fund

      Average Annual Total Returns -- For Periods Ended December 31, 2004

                                                                1 Year 5 Years 10 Years
                                                                ------ ------- --------
Investor A (%)
   Return Before Taxes......................................... -0.59   4.82     5.15
   Return After Taxes on Distributions......................... -0.61   4.82     5.15
   Return After Taxes on Distributions and Sale of Fund Shares.  0.94   4.73     5.06
Investor B (%)
   Return Before Taxes......................................... -0.97   4.72     4.87
Investor C (%)
   Return Before Taxes.........................................  1.12   4.63     4.84
Primary A (%)
   Return Before Taxes.........................................  3.02   5.77     5.74
   Return After Taxes on Distributions.........................  3.00   5.77     5.74
   Return After Taxes on Distributions and Sale of Fund Shares.  3.42   5.60     5.62
Lehman Brothers Quality Intermediate Municipal Index (%).......  3.02   6.18     6.21
Lehman Brothers 7-Year Municipal Bond Index (%)................  3.15   6.61     6.48

Columbia Intermediate Tax-Exempt Bond Fund
(Acquiring Fund)

      Average Annual Total Returns -- For Periods Ended December 31, 2004

                                                                1 Year  5 Years   10 Years
                                                                ------ -------    --------
Class A (%)
   Return Before Taxes......................................... -2.36   4.83/(1)/   5.44/(1)/
   Return After Taxes on Distributions......................... -2.46   4.80/(1)/   5.30/(1)/
   Return After Taxes on Distributions and Sale of Fund Shares. -0.20   4.68/(1)/   5.23/(1)/
Class B (%)
   Return Before Taxes......................................... -3.04   5.01/(1)/   5.70/(1)/
   Return After Taxes on Distributions......................... -3.15   4.99/(1)/   5.56/(1)/
   Return After Taxes on Distributions and Sale of Fund Shares. -0.80   4.79/(1)/   5.45/(1)/
Class C (%)
   Return Before Taxes.........................................  1.35   5.53/(1)/   5.80/(1)/
   Return After Taxes on Distributions.........................  1.24   5.51/(1)/   5.66/(1)/
   Return After Taxes on Distributions and Sale of Fund Shares.  2.21   5.27/(1)/   5.55/(1)/
Class Z (%)
   Return Before Taxes.........................................  2.74   6.06/(2)/   6.06/(2)/
   Return After Taxes on Distributions.........................  2.64   6.04/(2)/   5.92/(2)/
   Return After Taxes on Distributions and Sale of Fund Shares.  3.26   5.80/(2)/   5.81/(2)/
Lehman Blend Index (%).........................................  3.76   6.71        6.70

--------
(1)Class A, Class B and Class C are newer classes of shares. Their performance information includes returns of Retail A Shares of the Galaxy Fund (for Class A) and Retail B Shares of the Galaxy Fund (for Class B and Class C) for periods prior to November 25, 2002. The returns shown for Class B and Class C shares also include the returns of Retail A Shares of the Galaxy Fund for periods prior to March 1, 2001. Additionally, the returns shown for Class A, Class B and Class C shares include the returns of BKB Shares of the Galaxy Fund for periods prior to June 26, 2001 and the returns of shares of the Boston 1784 Fund (whose shares initially were offered on June 14, 1993) for periods prior to June 26, 2000. The returns have not been restated to reflect any differences in expenses between any of the predecessor shares and the newer classes of shares. Class A, Class B and Class C shares initially were offered on November 25, 2002.

(2)Class Z is a newer class of shares. Its performance information includes returns of Trust Shares of the Galaxy Fund for periods prior to November 25, 2002 and returns of shares of the Boston 1784 Fund (whose shares initially were offered on June 14, 1993) for periods prior to June 26, 2000. Class Z shares initially were offered on November 25, 2002.

   THE TRUSTEES OF NATIONS TRUST, ON BEHALF OF THE NATIONS TENNESSEE FUND, UNANIMOUSLY RECOMMEND APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION.

  Required Vote for Proposal

   Approval of the Agreement and Plan of Reorganization will require the affirmative vote of the holders of the lesser of (1) more than 50% of the Nations Tennessee Fund's outstanding shares or (2) 67% or more of the shares present at the Meeting if more than 50% of the outstanding shares of the Nations Tennessee Fund are represented at the Meeting in person or by proxy. A vote of the shareholders of the Acquiring Fund is not needed to approve the Merger.

   Although the Trustees are proposing that the Acquiring Fund merge each of the Acquired Funds, the merger of one Acquired Fund is not conditioned upon the merger of the other Acquired Funds. Accordingly, if Nations Tennessee Fund shareholders approve the merger of the Nations Tennessee Fund, but shareholders of some or all of the other Acquired Funds do not approve the merger of their Acquired Funds, it is expected that, subject to the terms of the Agreement and Plan of Reorganization, the Merger proposed in this proposal will take place as described in this Prospectus/Proxy Statement.

                        V.  COLUMBIA PENNSYLVANIA FUND

PROPOSAL 1 -- MERGER OF THE COLUMBIA PENNSYLVANIA FUND INTO THE ACQUIRING FUND

The Proposal

   Shareholders of the Columbia Pennsylvania Fund are being asked to approve an Agreement and Plan of Reorganization, the form of which is attached as Appendix A to this Prospectus/Proxy Statement. By approving the Agreement and Plan of Reorganization, shareholders are approving the merger of the Columbia Pennsylvania Fund into the Acquiring Fund.

Principal Investment Risks

  What are the principal investment risks of the Acquiring Fund, and how do they compare with those of the Columbia Pennsylvania Fund?

   The principal risks associated with each Fund generally are similar because the Funds generally have similar investment goals and principal investment strategies. The actual risks of investing in each Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time. Both Funds are subject to management risk, market risk, interest rate risk, the risks associated with investing in tax-exempt bonds, issuer risk and alternative minimum tax risk. For more information about the principal investment risks and other investment risks of the Acquiring Fund, please see Appendix D.

   Shareholders of the Columbia Pennsylvania Fund should note that, although the investment goal and principal investment strategies of the Acquiring Fund generally are similar to those of the Columbia Pennsylvania Fund, the Acquiring Fund may have a different investment style. Specifically, the Columbia

Pennsylvania Fund has a particular geographic focus (Pennsylvania) and normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities exempt from Pennsylvania state income tax, whereas the Acquiring Fund has no particular geographic focus and has no similar policy regarding state income tax. Additionally, the Columbia Pennsylvania Fund must invest in municipal securities rated above a certain minimum credit quality, whereas the Acquiring Fund has no similar policy. Moreover, the fundamental investment policies of the Acquiring Fund will differ if the shareholders of the Acquiring Fund approve proposed changes to its fundamental investment policies. Please see the answer to question 4 above under "Questions and Answers" for more information regarding the investment goals, principal investment strategies and policies of the Funds.

Information about the Merger

  Shares That Shareholders Will Receive

   If the Merger occurs, shareholders will receive shares in the Acquiring Fund of the same class as the shares that they currently own in the Columbia Pennsylvania Fund. As compared to the current Columbia Pennsylvania Fund shares, the Acquiring Fund shares shareholders receive will have the following characteristics:

  . They will have an aggregate net asset value equal to the aggregate net asset value of a shareholder's current shares as of the business day before the closing of the Merger.

  . They will bear the same sales charges (including CDSCs, if any) as the current Columbia Pennsylvania Fund shares to the extent such charges apply, and for purposes of determining the CDSC applicable to any redemption and/or conversion of Class B shares to Class A shares, if applicable, the Acquiring Fund shares will continue to age from the date a shareholder purchased his Columbia Pennsylvania Fund shares.

  . It is expected that, in connection with the consolidation of certain service providers to the Columbia Funds and the Nations Funds prior to the Merger, the procedures for purchasing, redeeming and exchanging shares of the Columbia Funds and the Nations Funds will be aligned by modifying the current procedures of both complexes. Accordingly, although changes to such procedures are anticipated, the Merger will not itself result in any changes to such procedures.

  . They will entitle shareholders to voting and other rights generally identical to those currently enjoyed by shareholders of the Columbia Pennsylvania Fund, but as a shareholder of the Acquiring Fund.

  . The account options a shareholder has selected for handling distributions from the Columbia Pennsylvania Fund will not change as a result of the Merger.

  Capitalization

   Information concerning the capitalization of each of the Funds is contained in Appendix C to this Prospectus/Proxy Statement.

  Reasons for the Merger and Trustees' Considerations

   The Trustees of Trust V, including all Trustees who are not "interested persons" (as such term is defined in the 1940 Act) of the Columbia Pennsylvania Fund have determined on behalf of the Columbia Pennsylvania Fund that the Merger would be in the best interests of the Columbia Pennsylvania Fund's shareholders and that the interests of existing shareholders in the Columbia Pennsylvania Fund would not be diluted as a result of the Merger. The Trustees have unanimously approved the Agreement and Plan of Reorganization and the Merger, and recommend that Columbia Pennsylvania Fund shareholders vote in favor of the Merger by approving the Agreement and Plan of Reorganization.

   Columbia proposed the Merger to the Trustees of Trust V at a meeting held on February 8-9, 2005 because the Merger is expected to create a larger fund with an investment goal and principal investment strategies generally similar to those of the Columbia Pennsylvania Fund.

   At the meeting, the Trustees (with the advice and assistance of independent counsel) considered, among other things, in no order of priority:

    1. the Merger as part of a continuing initiative to streamline and to improve the offerings of the Columbia Funds family by eliminating overlapping funds and clarifying investor choices;

    2. various potential shareholder benefits of the Merger;

    3. the current asset level of the Columbia Pennsylvania Fund and the combined pro forma asset level of the Acquiring Fund;

    4. the historical performance results of the Columbia Pennsylvania Fund and the Acquiring Fund (see "Performance Information" below), although no assurances can be given that the Acquiring Fund will achieve any particular level of performance after the Merger;

    5. the investment objectives and principal investment strategies of the Funds;

    6. that the Acquiring Fund is expected to have lower net operating expense ratios than the Columbia Pennsylvania Fund;

    7. the expected U.S. federal income tax consequences of the Merger, including limitations on the use of realized and unrealized losses for U.S. federal income tax purposes and the potential diminution of the ability to use such losses to offset future gains (see "Federal Income Tax Consequences" below);

    8. that Columbia, the Columbia Pennsylvania Fund and the Acquiring Fund will bear the costs associated with the Merger, and that an Acquired Fund or an Acquiring Fund will receive only an allocation of costs related to its Merger to the extent that Columbia anticipates a reduction in expenses to shareholders of such Fund in the first year following the Merger; and

    9. the potential benefits of the Merger to Columbia and its affiliates (e.g., the benefit of consolidating resources within Columbia and BACAP).

   If all of the Mergers are approved by shareholders, the transactions will combine the Columbia Pennsylvania Fund's assets with those of the Acquiring Fund and the other Acquired Funds, resulting in a combined portfolio that is significantly larger than the Columbia Pennsylvania Fund. Larger mutual funds generally have more buying power (for example, they have greater opportunity to purchase round lots of securities) and generally are better able to diversify their portfolios.

   Columbia also believes that the Mergers help to eliminate overlapping products. The Columbia Pennsylvania Fund and the Acquiring Fund are both tax-exempt bond funds. Columbia believes that streamlining its product offerings in a particular asset segment will help to minimize investor confusion.

  Performance Information

   The bar charts below show the percentage gain or loss in each calendar year for the 10-year period ending December 31, 2004, for Class A shares of the Columbia Pennsylvania Fund and Class A shares of the Acquiring Fund. The bar charts should provide a general idea of how the Columbia Pennsylvania Fund's and the Acquiring Fund's returns have varied from year to year. The bar charts include the effects of Fund expenses, but do not include the effect of sales charges. Returns would be lower if any applicable sales charges were reflected. The calculations of total returns assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, total returns would have been lower. As with all mutual funds, past performance is not an indication of future results. No assurance can be given that the Acquiring Fund will achieve any particular level of performance after the Merger.

   Additional discussion of the manner of calculating total return is contained in each Fund's respective Prospectuses and Statement of Additional Information.

                   Columbia Pennsylvania Fund/(1)/ (Class A)

                                    [CHART]

 1995    1996    1997    1998    1999    2000    2001    2002    2003    2004
 ----   -----   -----   -----   -----   -----   -----   -----   -----   -----
11.53%  3.89%   1.80%   4.84%   -7.06%  13.31%  4.70%   9.41%   3.50%   2.17%

 For period shown in bar chart:              The Columbia Pennsylvania Fund's
 Best quarter: 4/th/ quarter 2000, +5.64%    year-to-date total return through
 Worst quarter: 2/nd/ quarter 1999, -2.99%   June 30, 2005 was 1.01%.
--------
(1)The calendar year total returns shown for Class A shares include the returns of Trust Shares of the Galaxy Pennsylvania Municipal Bond Fund (the Galaxy Pennsylvania Fund), the predecessor to the Fund, for periods prior to November 25, 2002, the date on which Class A shares initially were offered by the Fund, and returns of Class I Shares of the Pennsylvania Municipal Securities Fund (the Pillar Fund), the predecessor to the Galaxy Pennsylvania Fund, for periods prior to August 27, 2001. Class A, Class B and Class C shares would have substantially similar returns because they are invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for Class A, Class B and Class C shares (in particular, 12b-1 fees, which Trust Shares did not pay) exceed expenses paid by Trust Shares.

           Columbia Intermediate Tax-Exempt Bond Fund/(1)/ (Class A)
                               (Acquiring Fund)

                                    [CHART]

 1995    1996    1997    1998    1999    2000    2001    2002    2003    2004
 ----   -----   -----   -----   -----   -----   -----   -----   -----   -----
14.34%  4.20%   9.10%   6.41%   -2.95%  10.19%  4.58%   7.99%   4.13%   2.54%

For period shown in bar chart:                 The Acquiring Fund's year-to-
Best quarter: 1/st/ quarter 1995, +5.39%       date total return through June 30,
Worst quarter: 2/nd/ quarter 2004, -2.44%      2005 was 1.67%.

--------
(1)The calendar year total returns shown for Class A shares include the returns of Retail A Shares of the Galaxy Intermediate Tax-Exempt Bond Fund (the "Galaxy Fund"), the predecessor to the Fund, for periods prior to November 25, 2002, the date on which Class A shares were initially offered, the returns for BKB Shares of the Galaxy Fund for periods prior to June 26, 2001, the date on which BKB Shares were converted into Retail A Shares, and the returns of shares of the Boston 1784 Tax-Exempt Medium-Term Income Fund, the predecessor to the Galaxy Fund (the Boston 1784 Fund), for periods prior to June 26, 2000, the inception date for BKB Shares. Class A shares generally would have had substantially similar annual returns because they would have been invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for Class A shares exceed expenses paid by Retail A Shares, BKB Shares and shares of the Boston 1784 Fund.

   The following tables list the average annual total return (reflecting applicable sales charges) for each class of shares of the Columbia Pennsylvania Fund and the Acquiring Fund for the one-year, five-year and ten-year periods ending December 31, 2004 for Class A, Class B, Class C and Class Z shares of the Columbia Pennsylvania Fund and Class A, Class B, Class C and Class Z shares of the Acquiring Fund. These tables are intended to provide shareholders with some indication of the risks of investing in the Columbia Pennsylvania Fund and the Acquiring Fund. Each table also includes the performance of a relevant broad-based market index. Indices are unmanaged and do not reflect deductions for fees, expenses or taxes.

   After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on an investor's tax situation, may differ from those shown and may not be relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Because income dividends, if any, from the Acquiring Fund will not be exempt from the income tax of any particular state, the after-tax return on Acquiring Fund shares may be lower than the after-tax return on shares of an Acquired Fund.

Columbia Pennsylvania Fund

      Average Annual Total Returns -- For Periods Ended December 31, 2004

                                                                1 Year  5 Years   10 Years
                                                                ------ -------    --------
Class A (%)
   Return Before Taxes......................................... -2.66   5.51/(1)/   4.69/(1)/
   Return After Taxes on Distributions......................... -2.66   5.51/(1)/   4.61/(1)/
   Return After Taxes on Distributions and Sale of Fund Shares. -0.79   5.25/(1)/   4.56/(1)/
Class B (%)
   Return Before Taxes......................................... -3.56   5.88/(1)/   5.04/(1)/
   Return After Taxes on Distributions......................... -3.56   5.88/(1)/   4.96/(1)/
   Return After Taxes on Distributions and Sale of Fund Shares. -1.59   5.54/(1)/   4.85/(1)/
Class C (%)
   Return Before Taxes.........................................  0.77   6.36/(1)/   5.12/(1)/
   Return After Taxes on Distributions.........................  0.77   6.36/(1)/   5.04/(1)/
   Return After Taxes on Distributions and Sale of Fund Shares.  1.35   5.98/(1)/   4.93/(1)/
Class Z (%)
   Return Before Taxes.........................................  2.43   6.65/(2)/   5.26/(2)/
   Return After Taxes on Distributions.........................  2.43   6.65/(2)/   5.18/(2)/
   Return After Taxes on Distributions and Sale of Fund Shares.  2.66   6.27/(2)/   5.08/(2)/
Lehman Brothers 3-15 Year Bond Index (%).......................  3.76   6.71        6.70

--------
(1)Class A, Class B and Class C are newer classes of shares. Their performance information includes returns of Trust Shares of the Galaxy Pennsylvania Fund for periods prior to November 25, 2002 and returns of Class I shares of the Pillar Fund for periods prior to August 27, 2001. These returns have not been adjusted to reflect any differences in expenses (such as 12b-1 fees) between any of the predecessor shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class A, Class B and Class C shares initially were offered on November 25, 2002.
(2)Class Z is a newer class of shares. Its performance includes returns of Trust Shares of the Galaxy Pennsylvania Fund for periods prior to November 25, 2002 and returns of the Pillar Fund for periods prior to August 27, 2001. Class Z shares initially were offered on November 25, 2002.

Columbia Intermediate Tax-Exempt Bond Fund

      Average Annual Total Returns -- For Periods Ended December 31, 2004

                                                                1 Year  5 Years   10 Years
                                                                ------ -------    --------
Class A (%)
   Return Before Taxes......................................... -2.36   4.83/(1)/   5.44/(1)/
   Return After Taxes on Distributions......................... -2.46   4.80/(1)/   5.30/(1)/
   Return After Taxes on Distributions and Sale of Fund Shares. -0.20   4.68/(1)/   5.23/(1)/
Class B (%)
   Return Before Taxes......................................... -3.04   5.01/(1)/   5.70/(1)/
   Return After Taxes on Distributions......................... -3.15   4.99/(1)/   5.56/(1)/
   Return After Taxes on Distributions and Sale of Fund Shares. -0.80   4.79/(1)/   5.45/(1)/
Class C (%)
   Return Before Taxes.........................................  1.35   5.53/(1)/   5.80/(1)/
   Return After Taxes on Distributions.........................  1.24   5.51/(1)/   5.66/(1)/
   Return After Taxes on Distributions and Sale of Fund Shares.  2.21   5.27/(1)/   5.55/(1)/

                                                                1 Year  5 Years   10 Years
                                                                ------ -------    --------
Class Z (%)
   Return Before Taxes.........................................  2.74   6.06/(2)/   6.06/(2)/
   Return After Taxes on Distributions.........................  2.64   6.04/(2)/   5.92/(2)/
   Return After Taxes on Distributions and Sale of Fund Shares.  3.26   5.80/(2)/   5.81/(2)/
Lehman Blend Index (%).........................................  3.76   6.71        6.70

--------
(1)Class A, Class B and Class C are newer classes of shares. Their performance information includes returns of Retail A Shares of the Galaxy Fund (for Class A) and Retail B Shares of the Galaxy Fund (for Class B and Class C) for periods prior to November 25, 2002. The returns shown for Class B and Class C shares also include the returns of Retail A Shares of the Galaxy Fund for periods prior to March 1, 2001. Additionally, the returns shown for Class A, Class B and Class C shares include the returns of BKB Shares of the Galaxy Fund for periods prior to June 26, 2001 and the returns of shares of the Boston 1784 Fund (whose shares initially were offered on June 14, 1993) for periods prior to June 26, 2000. The returns have not been restated to reflect any differences in expenses between any of the predecessor shares and the newer classes of shares. Class A, Class B and Class C shares initially were offered on November 25, 2002.
(2)Class Z is a newer class of shares. Its performance information includes returns of Trust Shares of the Galaxy Fund for periods prior to November 25, 2002 and returns of shares of the Boston 1784 Fund (whose shares initially were offered on June 14, 1993) for periods prior to June 26, 2000. Class Z shares initially were offered on November 25, 2002.

   THE TRUSTEES OF TRUST V, ON BEHALF OF THE COLUMBIA PENNSYLVANIA FUND, UNANIMOUSLY RECOMMEND APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION.

  Required Vote for Proposal

   Approval of the Agreement and Plan of Reorganization will require the affirmative vote of the holders of the lesser of (1) more than 50% of the Columbia Pennsylvania Fund's outstanding shares or (2) 67% or more of the shares present at the Meeting if more than 50% of the outstanding shares of the Columbia Pennsylvania Fund are represented at the Meeting in person or by proxy. A vote of the shareholders of the Acquiring Fund is not needed to approve the Merger.

   Although the Trustees are proposing that the Acquiring Fund merge each of the Acquired Funds, the merger of one Acquired Fund is not conditioned upon the merger of the other Acquired Funds. Accordingly, if Columbia Pennsylvania Fund shareholders approve the merger of the Columbia Pennsylvania Fund, but the shareholders of one or more other Acquired Funds do not approve the merger of their Acquired Funds, it is expected that, subject to the terms of the Agreement and Plan of Reorganization, the Merger proposed in this proposal will take place as described in this Prospectus/Proxy Statement.

         VI.  QUESTIONS AND ANSWERS REGARDING THE ELECTION OF TRUSTEES

   The following questions and answers provide an overview of the proposal to elect Trustees of Columbia Funds Trust V and of the information contained in this Prospectus/Proxy Statement. Please review this Prospectus/Proxy Statement prior to casting a vote. Shareholders should call 1-866-348-1468 if they have questions about the election of Trustees.

1. Why are shareholders being asked to elect Trustees if the Columbia Pennsylvania Fund is proposed to be merged and subsequently terminated?

   On February 9, 2005, pursuant to a settlement with the SEC, without admitting or denying the findings of the SEC, Columbia and Columbia Funds Distributor, Inc. consented to the entry of a settlement with the SEC. In connection with this settlement, the Columbia Pennsylvania Fund, along with other Columbia Funds, voluntarily undertook to elect

Trustees at least every five years, commencing in 2005. A copy of the SEC order memorializing this settlement is available on the SEC's website at www.sec.gov. In the event that the Merger of the Columbia Pennsylvania Fund does not occur, the Columbia Pennsylvania Fund, by asking shareholders to elect Trustees at the Meeting, will save the costs of soliciting proxies and scheduling a new meeting for the election of Trustees at a later date.

2. Who are the individuals proposed for election as Trustees of the Columbia Pennsylvania Fund?

   Shareholders of the Columbia Pennsylvania Fund are being asked in Proposal 2 to elect all of the incumbent Trustees of Trust V. The Trustees of Trust V recommend that shareholders vote for the election of the following nominees, who currently serve as Trustees of the Trust: Mses. Kelly and Verville and Messrs. Hacker, Lowry, Nelson, Neuhauser, Mayer, Theobald, Simpson, Stitzel and Woolworth. Shareholders will find more information about the individual Trustees in Section VII of this Prospectus/Proxy Statement.

3. Who is eligible to vote?

   Shareholders of record on June 28, 2005 are entitled to attend and to vote at the Meeting or any adjournment of the Meeting. In connection with Proposal 2, all shareholders of the Columbia Pennsylvania Fund, regardless of the class of shares held, will vote together as a single class with all shareholders of Trust V. Each whole share of Trust V is entitled to one vote, and each fractional share is entitled to a proportionate fractional vote. Shares represented by properly executed proxies, unless revoked before or at the Meeting, will be voted according to shareholder instructions. If a shareholder signs a Proxy Card but does not fill in a vote, his or her shares will be voted to approve the election of all of the proposed incumbent Trustees. If any other business comes before the Meeting or any adjournment of the Meeting, his or her shares will be voted at the discretion of the persons named as proxies.

   Please review "VII. Columbia Pennsylvania Fund Proposal 2 -- Election of Trustees" in this Prospectus/ Proxy Statement for more information.

                       VII.  COLUMBIA PENNSYLVANIA FUND

                      PROPOSAL 2 -- ELECTION OF TRUSTEES

   The Trustees are proposing that each of the current Trustees be elected by shareholders to serve as trustees of Trust V, as set out below:

   Mses. Kelly and Verville and Messrs. Hacker, Lowry, Mayer, Nelson, Neuhauser, Simpson, Stitzel, Theobald and Woolworth (who each have agreed to serve) are proposed for election as Trustees of Trust V and are to be elected by the shareholders of the Columbia Pennsylvania Fund and the other shareholders of Trust V.

  Required Vote for Proposal

   The affirmative vote of a plurality of all shareholders of the Columbia Pennsylvania Fund, voting together as a single class with shareholders of all other series of Trust V, present at the Meeting in person or by proxy, is required for the election of each proposed Trustee, provided that a quorum is present at the Meeting. Thirty per centum (30%) of the shares entitled to vote constitute a quorum for the transaction of business at the Meeting.

   THE TRUSTEES OF TRUST V UNANIMOUSLY RECOMMEND THAT SHAREHOLDERS VOTE "FOR" THE ELECTION OF THE PROPOSED TRUSTEES.

Trustees and Officer Information

   The names and ages of the Trustees and executive officers of the Columbia Pennsylvania Fund, the year that each first was elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios in all registered investment companies advised by Columbia or its affiliates (the

"Fund Complex") overseen by each Trustee and other directorships/trusteeships that each Trustee holds are shown below. As of December 31, 2004, the Fund Complex consisted of 127 open-end and 12 closed-end management investment company portfolios. The address of each Trustee and officer is One Financial Center, Boston, MA 02111-2621, unless otherwise indicated.

                                                                                   Number of
                                                                                   Portfolios
                                Year First                                          in Fund
                      Position  Elected Or                                          Complex
                        with     Appointed          Principal Occupation(s)         Overseen  Other Directorships/
Name/Age and Address   Funds   to Office/(1)/       During Past Five Years         by Trustee  Trusteeships Held
--------------------  -------- -------------  ------------------------------------ ---------- --------------------
                                             Disinterested Trustees

Douglas A. Hacker     Trustee      1996       Executive Vice President-Strategy       118             None
(Age 49)                                      of United Airlines since
                                              December, 2002 (formerly
                                              President of UAL Loyalty Services
                                              (airline services) from September,
                                              2001 to December, 2002;
                                              Executive Vice President and
                                              Chief Financial Officer of United
                                              Airlines from March, 1993 to
                                              September, 2001; Senior Vice
                                              President and Chief Financial
                                              Officer of UAL, Inc. prior thereto).

Janet Langford Kelly  Trustee      1996       Adjunct Professor of Law,               118             None
(Age 47)                                      Northwestern University, since
                                              September, 2003; Private Investor
                                              since March, 2004 (formerly Chief
                                              Administration Officer and Senior
                                              Vice President, Kmart Holding
                                              Corporation (consumer goods), from
                                              September 2003 to March 2004;
                                              Executive Vice President-Corporate
                                              Department and Administration,
                                              General Counsel and Secretary,
                                              Kellogg Company (food
                                              manufacturer) from September,
                                              1999 to August, 2003; Senior Vice
                                              President, Secretary and General
                                              Counsel, Sara Lee Corporation
                                              (branded, packaged, consumer-
                                              products manufacturer) from
                                              January, 1995 to September, 1999).

Richard W. Lowry/(2)/ Trustee      1995       Private Investor since August,          120             None
(Age 69)                                      1987 (formerly Chairman and
                                              Chief Executive Officer, U.S.
                                              Plywood Corporation (building
                                              products manufacturer)).

                                                                                        Number of
                                                                                        Portfolios
                                    Year First                                           in Fund
                          Position  Elected Or                                           Complex
                            with     Appointed           Principal Occupation(s)         Overseen   Other Directorships/
Name/Age and Address       Funds   to Office/(1)/        During Past Five Years         by Trustee   Trusteeships Held
--------------------      -------- -------------  ------------------------------------- ---------- -----------------------
Charles R. Nelson         Trustee      1981       Professor of Economics, University       118              None
(Age 62)                                          of Washington, since January,
                                                  1976; Ford and Louisa Van Voorhis
                                                  Professor of Political Economy,
                                                  University of Washington, since
                                                  September, 1993; (formerly
                                                  Director, Institute for Economic
                                                  Research, University of
                                                  Washington, from September 2001
                                                  to June 2003; Adjunct Professor of
                                                  Statistics, University of
                                                  Washington, since September,
                                                  1980; Associate Editor, Journal of
                                                  Money Credit and Banking, since
                                                  September, 1993; consultant on
                                                  econometric and statistical matters).

John J. Neuhauser/(2)(3)/ Trustee      1985       Academic Vice President and              121     Saucony, Inc.
(Age 62)                                          Dean of Faculties since August,                  (athletic footwear).
                                                  1999, Boston College (formerly
                                                  Dean, Boston College School of
                                                  Management from September,
                                                  1977 to September, 1999).

Patrick J. Simpson        Trustee      2000       Partner, Perkins Coie, LLP (law          118     Trustee, Enesco
(Age 61)                                          firm) 1988-present.                              Group, Inc. (designer,
                                                                                                   importer and
                                                                                                   distributor of giftware
                                                                                                   and collectibles).

Thomas E. Stitzel         Trustee      1998       Business Consultant since 1999           118              None
(Age 69)                                          (formerly Professor of Finance
                                                  from 1975 to 1999; College of
                                                  Business, Boise State University);
                                                  Chartered Financial Analyst).

Thomas C. Theobald/(4)/   Trustee      1996       Partner and Senior Advisor,              118     Anixter International
(Age 68)                                          Chicago Growth Partners (private                 (network support
                                                  equity investing) since September,               equipment
                                                  2004; (formerly Managing                         distributor); Ventas
                                                  Director, William Blair Capital                  Inc. (real estate
                                                  Partners (private equity investing)              investment trust);
                                                  from September, 1994 to                          Jones Lang LaSalle
                                                  September 2004).                                 (real estate
                                                                                                   management services)
                                                                                                   and Ambee Financial
                                                                                                   Group (financial
                                                                                                   guarantee insurance).

                                                                                   Number of
                                                                                   Portfolios
                                   Year First                                       in Fund
                         Position  Elected Or                                       Complex
                           with     Appointed         Principal Occupation(s)       Overseen   Other Directorships/
Name/Age and Address      Funds   to Office/(1)/      During Past Five Years       by Trustee   Trusteeships Held
--------------------     -------- -------------  --------------------------------- ---------- ----------------------
Anne-Lee Verville/(3)/   Trustee      1998       Retired since 1997 (formerly         119     Chairman of the
(Age 59)                                         General Manager, Global                      Board of Trustees,
                                                 Education Industry from 1994 to              Enesco Group, Inc.
                                                 1997, IBM Corporation                        (designer, importer
                                                 (computers and technology)).                 and distributor of
                                                                                              giftware and
                                                                                              collectibles).

Richard L. Woolworth     Trustee      1991       Retired since December, 2003         118     North West Natural
(Age 64)                                         (formerly Chairman and Chief                 (a natural gas service
                                                 Executive Officer, The Regence               provider).
                                                 Group (regional health insurer)
                                                 1971-2003; Chairman and Chief
                                                 Executive Officer, Blue Cross and
                                                 Blue Shield of Oregon 1971-2003;
                                                 Certified Public Accountant,
                                                 Arthur Young & Company
                                                 1963-1971).

                                                Interested Trustee

William E. Mayer/(2)(5)/ Trustee      1994       Managing Partner, Park Avenue        120     Lee Enterprises (print
(Age 65)                                         Equity Partners (private equity              media); WR
                                                 fund) since February, 1999                   Hambrecht + Co.
                                                 (formerly Partner, Development               (financial service
                                                 Capital LLC from November,                   provider); First
                                                 1996 to February, 1999).                     Health (healthcare);
                                                                                              Readers Digest
                                                                                              (publisher);
                                                                                              Oppenfield Solutions
                                                                                              (retail industry
                                                                                              provider).

--------
(1)In December, 2000, the boards of each of the former Liberty Funds and the former Stein Roe Funds were combined into one board of trustees responsible for the oversight of both fund groups, consisting of 88 investment companies (collectively, the "Liberty Board"). On October 8, 2003, the trustees of the Liberty Board were elected to the boards of the Columbia Funds, consisting of 15 investment companies (the "Columbia Board"), and of the CMG Fund Trust, consisting of 15 publicly offered investment companies (the "CMG Funds Board"). Simultaneously with that election, Patrick J. Simpson and Richard L. Woolworth, who had been trustees on the Columbia Board and on the CMG Funds Board, were elected to serve as trustees of the Liberty Board. Also on October 8, 2003, each of the Funds' incumbent trustees were elected as trustees of the 15 Columbia Funds and as trustees of the 15 publicly offered funds in the CMG Fund Trust.
(2)Messrs. Lowry, Neuhauser and Mayer each also serve as a trustee of the All-Star Funds, currently consisting of 2 investment companies, which are advised by an affiliate of Columbia.
(3)Mr. Neuhauser and Ms. Verville also serve as disinterested trustees of Columbia Multi-Strategy Hedge Fund, LLC, which is advised by Columbia.
(4)Mr. Theobald was appointed as Chairman of the Board effective December 10, 2003.
(5)Mr. Mayer is an "interested person" (as defined in the 1940 Act) of the Fund by reason of his affiliation with WR Hambrecht + Co, a registered broker-dealer.

                                          Year First
                                          Elected or
Name/Age and             Position with    Appointed                      Principal Occupation(s) During Past
Address                      Funds        to Office                                  Five Years
--------------------- ------------------- ---------- ---------------------------------------------------------------------------
                                                            Officers

Christopher L. Wilson Head of Mutual         2004    Formerly President and Chief Executive Officer, CDC IXIS Asset
(Age 47)              Funds since August             Management Services, Inc. from September 1998 to August 2004.
                      2004; President of
                      the Columbia Funds
                      since October 2004

J. Kevin Connaughton  Treasurer since        2000    Treasurer of the Columbia Funds (15 investment companies), Liberty Funds
(Age 40)              December 14,                   (88 investment companies) and Liberty All-Star Funds (2 investment
                      2000; President                companies) since February 2004 and December, 2000, respectively; Chief
                      from February 27,              Financial Officer of the Columbia Funds since January, 2003 (formerly
                      2004 to October                Controller of the Columbia Funds, Liberty Funds and of the Liberty All-Star
                      2004.                          Funds from February, 1998 to October, 2000); Treasurer of the Stein Roe
                                                     Funds (13 investment companies) since February, 2001 (formerly Controller from May, 2000 to February, 2001); Treasurer of the Galaxy Funds (15
                                                     investment companies) since September, 2002 (formerly Vice President from
                                                     April, 2000 to January, 2001); Treasurer of the Columbia Multi-Strategy
                                                     Hedge Fund, LLC since December, 2002; Vice President of Columbia
                                                     Advisors, Inc. since April, 2003 (formerly Vice President of Colonial from
                                                     February, 1998 to October, 2000; Senior Tax Manager, Coopers & Lybrand,
                                                     LLP from April, 1996 to January, 1998).

Mary Joan Hoene       Senior Vice            2004    Formerly Partner, Carter, Ledyard & Milburn LLP from January 2001 to
(Age 54)              President and Chief            August 2004; Counsel, Carter, Ledyard & Milburn LLP from November 1999
40 West 57th Street   Compliance Officer             to December 20000; Vice President and Counsel, Equitable Life Assurance
New York, NY 10019    since 2004                     Society of the United States from April 1998 to November 1999.

Michael G. Clarke     Chief Accounting       2004    Formerly Controller of the Columbia Funds and of the Liberty All-Star Funds
(Age 34)              Officer since                  from May 2004 to October 2004; Assistant treasurer from June 2002 to May
                      October 2004                   2004; Vice President, Product Strategy & Development of the Liberty Funds
                                                     Group from February 2001 to June 2002; Assistant Treasurer of the Liberty
                                                     Funds Group from February 2001 to June 2002; Assistant Treasurer of the
                                                     Liberty Funds and of the Liberty All-Star Funds from August 1999 to
                                                     February 2001; Audit Manager, Deloitte & Touche LLP from May 1997 to
                                                     August 1999.

Jeffrey R. Coleman    Controller since       2004    Formerly Vice President of IXIS Asset Management Services, Inc. and
(Age 35)              October 2004                   Deputy Treasurer of the CDC Nvest Funds and Loomis Sayles Funds from
                                                     February 2003 to September 2004; Assistant Vice President of CDC IXIS
                                                     Asset Management Services, Inc. and Assistant Treasurer of the CDC Nvest
                                                     Funds from August 2000 to February 2003; Tax Manager of PFPC Inc. from
                                                     November 1996 to August 2000.

R. Scott Henderson    Secretary since        2004    Formerly of Counsel Bingham McCutchen from April 2001 to September
(Age 45)              December 2004                  2004; Executive Director and General Counsel, Massachusetts Pension
                                                     Reserves Investment Management Board from September 1997 to March 2001.

Trustees' Compensation

   The members of the Columbia Pennsylvania Fund's Board also serve as Trustees on the boards of all other funds within the Fund Complex. Two-thirds of the Trustees' fees are allocated among the funds within the Fund Complex based on the relative net assets of each fund, and one-third of the fees is allocated equally among the funds within the Fund Complex.

   The tables below show the compensation received by each of the Trustees.

   For the fiscal year ended October 31, 2004, the Trustees received from the Columbia Pennsylvania Fund the following compensation for serving as Trustees:

                                     Aggregate Compensation from
                                    the Columbia Pennsylvania Fund
                              for the Fiscal Year Ended October 31, 2004
                              ------------------------------------------
                            Disinterested Trustees
       Douglas A. Hacker.....                    $779
       Janet Langford Kelly..                    $809
       Richard W. Lowry......                    $761
       Charles R. Nelson.....                    $815
       John J. Neuhauser.....                    $793
       Patrick J. Simpson (a)                    $784
       Thomas E. Stitzel.....                    $887
       Thomas C. Theobald (b)                    $912
       Anne-Lee Verville (c).                    $934
       Richard L. Woolworth..                    $826
                              Interested Trustee
       William E. Mayer......                    $  0

   For the calendar year ended December 31, 2004, the Trustees received from the Fund Complex the following compensation for serving as Trustees:

                                                          Total Compensation
                                                             from the Fund
                                                          Complex Paid to the
                                                           Trustees for the
                           Pension or Retirement Benefits    Calendar Year
                              Accrued as Part of Fund            Ended
                                   Expenses/(1)/           December 31, 2004
                           ------------------------------ -------------------
                             Disinterested Trustees
   Douglas A. Hacker......              N/A                    $135,000
   Janet Langford Kelly...              N/A                    $148,500
   Richard W. Lowry.......              N/A                    $150,700
   Charles R. Nelson......              N/A                    $141,500
   John J. Neuhauser......              N/A                    $158,284
   Patrick J. Simpson.....              N/A                    $129,000
   Thomas E. Stitzel......              N/A                    $149,000
   Thomas C. Theobald/(2)/              N/A                    $172,500
   Anne-Lee Verville/(2)/.              N/A                    $157,000
   Richard L. Woolworth...              N/A                    $131,000
                               Interested Trustee
   William E. Mayer.......              N/A                    $166,700

--------
(1)The funds in the Fund Complex currently do not provide pension or retirement plan benefits to the Trustees.
(2)During the calendar year ended December 31, 2004, Mr. Simpson deferred $129,000 of his total compensation pursuant to the deferred compensation plan, Mr. Theobald deferred $90,000 of his total compensation pursuant to the deferred compensation plan and Ms. Verville deferred $55,000 of her total compensation pursuant to the deferred compensation plan.

Trustee Share Ownership

   The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2004 in (i) the Columbia Pennsylvania Fund and (ii) all funds in the Fund Complex overseen by the Trustees.

                           Dollar Range of Equity Aggregate Dollar Range of
                            Securities Owned in   Equity Securities in All
                                the Columbia          Funds Overseen by
                             Pennsylvania Fund     Trustee in Fund Complex
                           ---------------------- -------------------------
                            Disinterested Trustees
    Douglas A. Hacker.....           $0                Over $100,000
    Janet Langford Kelly..           $0                Over $100,000
    Richard W. Lowry/(1)/.           $0                Over $100,000
    Charles R. Nelson.....           $0                Over $100,000
    John J. Neuhauser/(1)/           $0                Over $100,000
    Patrick J. Simpson....           $0                Over $100,000
    Thomas E. Stitzel.....           $0                Over $100,000
    Thomas C. Theobald....           $0                Over $100,000
    Anne-Lee Verville.....           $0                Over $100,000
    Richard L. Woolworth..           $0                Over $100,000
                              Interested Trustee
    William E. Mayer/(1)/.           $0               $50,001-$100,000

--------
(1)Messrs. Lowry, Mayer and Neuhauser also serve as trustees of the All-Star Funds.

   As of December 31, 2004, no disinterested Trustee or any of his or her immediate family members owned beneficially or of record any class of securities of Bank of America Corporation, Columbia, another investment adviser, sub-adviser or portfolio manager of any of the funds in the Fund Complex or any person controlling, controlled by or under common control with any such entity. The term "immediate family member" refers to a person's spouse, a child residing in the person's household (including step and adoptive children) and any dependents of the person (see Section 152 of the Internal Revenue Code).

Shareholder Communications

   Shareholders may communicate with the Trustees as a group or individually. Any such communications should be sent to the Columbia Pennsylvania Fund's Board or to an individual Trustee in writing, c/o the Secretary of the Columbia Pennsylvania Fund, One Financial Center, Boston, MA 02111-2621. The Secretary may determine not to forward any communication to the Board or to a Trustee that does not relate to the business of the Columbia Pennsylvania Fund.

Trustees' Meetings and Committees

   The Board of Trustees overseeing the Columbia Pennsylvania Fund is responsible for the overall management and supervision of the Columbia Pennsylvania Fund's affairs and for protecting the interests of the Columbia Pennsylvania Fund's shareholders. For the fiscal year ended October 31, 2004, the Columbia Pennsylvania Fund's Board held 18 meetings (6 regular joint Board meetings and 12 special joint Board meetings). The Columbia Funds are not required under their Agreements and Declarations of Trust to hold annual meetings, but have voluntarily undertaken to hold meetings to elect Trustees at least every five years.

   The Board has created several committees to perform specific functions on behalf of the Columbia Pennsylvania Fund. The members of each committee, along with a description of each committee's functions, appear below, followed by a table that sets forth the number of meetings held by the Board and each committee during the most recent fiscal year.

1. Audit Committee

   Each Board has an Audit Committee (collectively, the "Audit Committee") comprised of only "Independent Trustees" (as defined in the listing standards of the NYSE and the AMEX), who also are not "interested persons" (as defined in the 1940 Act) of any fund overseen by the Board. Each member of the Audit Committee must be financially literate and at least one member must have prior accounting experience or related financial management expertise. The Boards have determined, in accordance with applicable regulations of the NYSE and AMEX, that each member of the Audit Committee is financially literate and that at least one member has prior accounting experience or related financial management expertise.

   On February 10, 2004, the Audit Committee adopted a revised written charter that sets forth the Audit Committee's structure, duties, powers and methods of operation. The Audit Committee serves as an independent and objective party to monitor the funds' accounting policies, financial reporting and internal control systems and the work of the funds' independent registered public accountant. The Audit Committee also serves to provide an open avenue of communication between the independent registered public accountants, Columbia's internal accounting staff and the Board. The principal functions of the Audit Committee are to assist Board oversight of (1) the integrity of each fund's financial statements, (2) each fund's compliance with legal and regulatory requirements, (3) the independent registered public accountant's qualifications and independence, (4) the performance of Columbia's internal audit function, and (5) the independent registered public accountant. The Audit Committee is directly responsible for the appointment, compensation, retention and oversight of the work of the independent registered public accountant (including the resolution of disagreements between management and the independent registered public accountant regarding financial reporting) for the purpose of preparing or issuing an audit report or performing other review or attest services for the funds.

2. Governance Committee

   Messrs. Lowry, Mayer, Simpson and Theobald are members of the Governance Committee of the Columbia Pennsylvania Fund. The Columbia Pennsylvania Fund has no nominating or compensation committees. The Governance Committee performs certain of the functions typically performed by these committees. Among other things, the Governance Committee recommends to the Board nominees for Trustee and nominees for appointment to various committees; performs periodic evaluations of the effectiveness of the Board; reviews and recommends to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities; and reviews and makes recommendations to the Board regarding the compensation of the Trustees who are not affiliated with Columbia. The Governance Committee has not adopted a charter.

   Three of the four Governance Committee members, Messrs. Lowry, Simpson and Theobald, who are Independent Trustees and who are not "interested persons" (as defined in the 1940 Act) of any Fund ("Governance Committee Independent Trustees"), participate in the consideration, selection and nomination of Trustees. The Governance Committee Independent Trustees have considered and nominated all Trustees and Trustee nominees. The Governance Committee Independent Trustees will consider candidates for Trustee identified by any reasonable source, including current Independent Trustees, fund management, fund shareholders and other persons or entities. Shareholders of the Columbia Pennsylvania Fund who wish to nominate a candidate to the Columbia Pennsylvania Fund's Board may send information regarding prospective candidates to the Governance Committee, in care of the Columbia Pennsylvania Fund, at One Financial Center, Boston, MA 02111-2621. The information should include evidence of the shareholders' Fund ownership, a full listing of the proposed candidate's education, experience, current employment, date of birth, names and addresses of at least three professional references, information as to whether the candidate is an "interested person" of the Fund under the 1940 Act and "independent" under NYSE and AMEX listing standards in relation to the Columbia Pennsylvania Fund, and such other information as may be helpful to the Governance Committee Independent Trustees in evaluating the candidate. All satisfactorily completed information packages regarding a candidate will be forwarded to a Governance Committee Independent Trustee for consideration. Recommendations for candidates will be evaluated in light of whether the number of Trustees of the Columbia Pennsylvania Fund is expected to be increased and in light of anticipated vacancies. All nominations from Fund shareholders will be considered. There may be times when the Governance Committee is not recruiting new Board members. In that case, shareholder recommendations will be maintained on file pending the active recruitment of Trustees.

   When considering candidates for Trustee, the Governance Committee Independent Trustees consider, among other things, whether prospective nominees have distinguished records in their primary careers, personal and professional integrity and substantive knowledge in areas important to the Board's operations, such as a background or an education in finance, auditing, securities law, the workings of the securities markets or investment advice. For candidates to serve as Independent Trustees, independence from the funds' investment adviser, its affiliates and other principal service providers is critical, as is an independent and questioning mind-set. In each case, the Governance Committee Independent Trustees will evaluate whether a candidate is an "interested person" under the 1940 Act and "independent" under NYSE and AMEX listing standards. The Governance Committee Independent Trustees also consider whether a prospective candidate's workload would be consistent with regular attendance at Board meetings and would allow him or her to be available for service on Board committees, and to devote the additional time and effort necessary to stay apprised of Board matters and the rapidly changing regulatory environment in which the funds operate. Different substantive areas may assume greater or lesser significance at particular times, in light of a Board's present composition and its perceptions about future issues and needs.

   The Governance Committee Independent Trustees initially evaluate prospective candidates on the basis of their resumes, considered in light of the criteria discussed above. Those prospective candidates that appear likely to be able to fill a significant need of the Board would be contacted by a Governance Committee Independent Trustee by telephone to discuss the position; if there appeared to be sufficient interest, an in-person meeting with one or more of the Governance Committee Independent Trustees would be arranged. If a Governance Committee Independent Trustee, based on the results of these contacts, believes he or she has identified a viable candidate, he or she would air the matter with the other Governance Committee Independent Trustees for input. Any request by fund management to meet with the prospective candidate would be given appropriate consideration. The Columbia Pennsylvania Fund has not paid a fee to third parties to assist in finding nominees.

3. Advisory Fees & Expenses Committee

   Ms. Kelly and Messrs. Mayer, Nelson and Neuhauser are members of the Advisory Fees & Expenses Committee of the Columbia Pennsylvania Fund. The Advisory Fees & Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the committee by the Board.

4. Compliance Committee

   Mses. Kelly and Verville and Messrs. Nelson, Neuhauser, Simpson and Stitzel are members of the Compliance Committee of the Columbia Pennsylvania Fund. Prior to August 10, 2004, Mses. Kelly and Verville and Mr. Nelson were members of the Compliance Committee of the Columbia Pennsylvania Fund. The Compliance Committee's functions include providing oversight of the monitoring processes and controls regarding the Columbia Pennsylvania Fund. The Committee supervises legal, regulatory and internal rules, policies, procedures and standards other than those relating to accounting matters and oversight of compliance by the Columbia Pennsylvania Fund's investment adviser, principal underwriter and transfer agent.

5. Investment Oversight Committees

   Each Investment Oversight Committee ("IOC") is responsible for monitoring, on an ongoing basis, a select group of Columbia Funds and gives particular consideration to such matters as the Funds' adherence to their investment mandates, historical performance, changes in investment processes and personnel and proposed changes to investment objectives. Investment personnel who manage the Funds will attend IOC meetings from time to time to assist each IOC in its review of the Funds. Each IOC meets four times per year. Investment Oversight Committee 1 currently consists of Messrs. Lowry, Mayer and Neuhauser. Investment Oversight Committee 2 currently consists of Mr. Hacker and Ms. Verville. Investment Oversight Committee 3 currently consists of Ms. Kelley and Messrs. Stitzel and Theobald. Investment Oversight Committee 4 currently consists of Messrs. Nelson, Simpson and Woolworth.

                                     Number of Meetings for Fiscal Year Ended
                                                 October 31, 2004
                                     ----------------------------------------
  Board of Trustees.................                    18
  Audit Committee...................                    11
  Governance Committee..............                     5
  Advisory Fees & Expenses Committee                     7
  Compliance Committee..............                     6

Audit Committee Pre-Approval of Independent Registered Public Accountant
Services

   The Audit Committee is required to pre-approve the engagement of the Columbia Pennsylvania Fund's independent registered public accountant to provide audit and non-audit services to the Columbia Pennsylvania Fund and non-audit services to Columbia (not including any subadviser whose role is primarily portfolio management and which is contracted with or overseen by another investment adviser) or any entity controlling, controlled by or under common control with Columbia that provides ongoing services to the Columbia Pennsylvania Fund ("Columbia Affiliate"), if the engagement relates directly to the operations or financial reporting of the Columbia Pennsylvania Fund. The engagement may be entered into pursuant to pre-approval policies and procedures established by the Audit Committee.

   The Audit Committee has adopted an Audit and Non-Audit Services Pre-Approval Policy ("Policy") for the pre-approval of audit and non-audit services provided to the Columbia Pennsylvania Fund and non-audit services provided to Columbia and Columbia Affiliates, if the engagement relates directly to the operations or financial reporting of the Columbia Pennsylvania Fund. The Policy sets forth the procedures and conditions pursuant to which services to be performed by the Columbia Pennsylvania Fund's independent registered public accountant are to be pre-approved. Unless a type of service receives general pre-approval under the Policy, it requires specific pre-approval by the Audit Committee if it is to be provided by the independent registered public accountant.

   The Policy provides for the general pre-approval by the Audit Committee of certain: (i) audit services to the Columbia Pennsylvania Fund; (ii) audit-related services to the Columbia Pennsylvania Fund; (iii) tax services to the Columbia Pennsylvania Fund; (iv) other services to the Columbia Pennsylvania Fund; and (v) fund-related services to Columbia Affiliates. The Policy requires the Columbia Pennsylvania Fund's Treasurer and/or Director of Trustee Administration to submit to the Audit Committee, at least annually, a schedule of the types of services that are subject to general pre-approval. The schedule(s) must provide a description of each type of service that is subject to general pre-approval and, when possible, must provide projected fee caps for each instance of providing each service. At least annually, the Audit Committee will review and approve the types of services and review the projected fees for the next year, and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations. In addition to the fees for each individual service, the Audit Committee has the authority to implement a fee cap on the aggregate amount of non-audit services provided to the Columbia Pennsylvania Fund. The fee amounts listed on the schedules will be updated to the extent necessary at each of the other regularly scheduled meetings of the Audit Committee.

Fees Paid to the Independent Registered Public Accounting Firm

   The following table sets forth the aggregate fees billed by PricewaterhouseCoopers LLP for the Columbia Pennsylvania Fund's last two fiscal years for professional services rendered for (i) audit services, including the audit of the Columbia Pennsylvania Fund's financial statements and services normally provided in connection with statutory and regulatory filings or engagements for those fiscal years; (ii) audit-related services associated with the issuance of the Columbia Pennsylvania Fund's unaudited semi-annual financial statements, (iii) tax services and reviews of the Columbia Pennsylvania Fund's tax returns; and (iv) other services. Please note that the table includes amounts related to non-audit services that would have been subject to pre-approval if SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

   All of the audit fees, audit-related fees, tax fees and other fees billed by PricewaterhouseCoopers LLP for services provided to the Columbia Pennsylvania Fund in the fiscal year ended October 31, 2004 were pre-approved by the Audit Committee. Prior to March 1, 2004, Columbia Pennsylvania Fund's independent accountant was Ernst & Young LLP. Fees disclosed below represent fees billed by the current and predecessor independent accountants while each was engaged by the Fund.

   PricewaterhouseCoopers LLP billed $95,000 in the fiscal year ended October 31, 2004 for audit-related services, tax services or other services provided to Columbia or Columbia Affiliates for engagements that related directly to the operations or financial reporting of the Columbia Pennsylvania Fund.

                                                  Audit-          All
                                           Audit  Related  Tax   Other
                                           Fees    Fees    Fees  Fees
                                          ------- ------- ------ -----
          Columbia Pennsylvania Fund 2003 $23,000 $4,000  $3,300  $0
                                     2004 $17,650 $3,500  $2,000  $0

   The aggregate amount of fees paid for non-audit services billed to the Columbia Pennsylvania Fund, Columbia and Columbia Affiliates was $100,500 for the fiscal year ended October 31, 2004 and $7,300 for the fiscal year ended October 31, 2003.

   The Audit Committee has determined that the provision of the services described above is compatible with maintaining the independence of PricewaterhouseCoopers LLP.

   THE TRUSTEES OF TRUST V, ON BEHALF OF THE COLUMBIA PENNSYLVANIA FUND, UNANIMOUSLY RECOMMEND THAT SHAREHOLDERS VOTE "FOR" THE ELECTION OF THE PROPOSED TRUSTEES OF THE COLUMBIA PENNSYLVANIA FUND.

                                VIII.  GENERAL

Information About the Mergers

  Terms of the Agreements and Plans of Reorganization

   If approved by the shareholders of an Acquired Fund, its Merger is expected to occur on September 23, 2005, or such other date as the parties may agree, under its Agreement and Plan of Reorganization. The following is a brief summary of the principal terms of the Agreements and Plans of Reorganization. Please review Appendix A to this Prospectus/Proxy Statement for more information regarding the Agreements and Plans of Reorganization.

  . The Acquired Fund will transfer all of the assets and liabilities to the Acquiring Fund in exchange for shares of the corresponding class of the Acquiring Fund with an aggregate net asset value equal to the net value of the transferred assets and liabilities.

  . The assets of each the Acquired Fund and the Acquiring Fund will be valued for purposes of the Merger as of the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the business day next preceding the closing date of the Merger (currently scheduled to be September 23, 2005), or such other date as the parties may agree.

  . The shares of each class of the Acquiring Fund received by the Acquired Fund will be distributed to the shareholders of the corresponding class of the Acquired Fund pro rata in accordance with their percentage ownership of such class of the shares of the Acquired Fund in complete liquidation of the Acquired Fund.

  . After the Merger, the Acquired Fund's affairs will be wound up in an orderly fashion and it will be terminated under state law.

  . The Merger requires approval by the Acquired Fund's shareholders and satisfaction of a number of other conditions; the Merger may be terminated at any time with the approval of the Trustees of Trust V (and the Trustees of Nations Trust, for any Merger involving a Nations Acquired Fund).

   Shareholders should be aware that the Mergers as proposed are not expected to result in recognition of gain or loss to shareholders for federal income tax purposes. Shares may be redeemed at any time prior to the consummation of a Merger.

  Federal Income Tax Consequences

   The Mergers are intended to be tax-free reorganizations for federal income tax purposes. Ropes & Gray LLP will deliver to the Acquiring Fund and to each Acquired Fund an opinion, and the closing of each Merger will be conditioned on receipt by the Acquiring Fund and the applicable Acquired Fund of such opinion, to the effect that, on the basis of existing provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the Treasury regulations promulgated thereunder, current administrative rules and court decisions, generally for federal income tax purposes:

  . the Merger will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund each will be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

  . under Section 361 of the Code, no gain or loss will be recognized by the Acquired Fund upon the transfer of its assets to the Acquiring Fund in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of the Acquired Fund's liabilities, or upon the distribution of Acquiring Fund shares by the Acquired Fund to its shareholders in liquidation;

  . under Section 354 of the Code, no gain or loss will be recognized by shareholders of the Acquired Fund on the distribution of Acquiring Fund shares to them in exchange for their shares of the Acquired Fund;

  . under Section 358 of the Code, the aggregate tax basis of the Acquiring Fund shares that the Acquired Fund's shareholders receive in exchange for their Acquired Fund shares will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor;

  . under Section 1223(1) of the Code, an Acquired Fund shareholder's holding period for the Acquiring Fund shares received will be determined by including the holding period for the Acquired Fund shares exchanged therefor, provided that the shareholder held the Acquired Fund shares as a capital asset;

  . under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund upon receipt of the assets transferred to the Acquiring Fund in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund;

  . under Section 362(b) of the Code, the Acquiring Fund's tax basis in the assets that the Acquiring Fund receives from the Acquired Fund will be the same as the Acquired Fund's tax basis in such assets immediately prior to such exchange;

  . under Section 1223(2) of the Code, the Acquiring Fund's holding periods in such assets will include the Acquired Fund's holding periods in such assets; and

  . under Section 381 of the Code, the Acquiring Fund will succeed to the capital loss carryovers of the Acquired Fund, if any, but the use by the Acquiring Fund of any such capital loss carryovers (and of capital loss carryovers of the Acquiring Fund) may be subject to limitation under
      Section 383 of the Code.

   The opinion will be qualified to reflect that the Code requires that certain contracts or securities (including, in particular, futures contracts, certain foreign currency contracts, "nonequity" options and investments in "passive foreign investment companies") be marked-to-market (treated as sold for their fair market value) at the end of a taxable year (or upon their termination or transfer).

   The opinion will be based on certain factual certifications made by officers of the applicable Acquired Fund and Trust V (and Nations Trust, for each Merger involving a Nations Acquired Fund) and also will be based on customary assumptions. The opinion is not a guarantee that the tax consequences of any Merger will be as described above. The opinion will note and distinguish certain published precedent. There is no assurance that the Internal Revenue Service or a court would agree with the opinion.

   A portion of the portfolio assets of an Acquired Fund may be sold in connection with its Merger. The actual tax effect of such sales will depend on the difference between the price at which such portfolio assets are sold and the applicable Acquired Fund's basis in such assets. Any net capital gains recognized in these sales will be distributed to the applicable Acquired Fund's shareholders as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

   Prior to the closing of a Merger, the applicable Acquired Fund will, and the Acquiring Fund may, declare a distribution to shareholders that, together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net capital gains, including those realized on disposition of portfolio securities in connection with the Merger (after reduction by any available capital loss carryforwards), if any, through the closing of the Merger. Such distributions will be taxable to shareholders.

   The Acquiring Fund's ability to use the pre-Merger losses of an Acquired Fund to offset post-Merger gains of the combined fund is expected to be limited as a result of the Merger due to the application of loss limitation rules under federal tax law. In addition, for five years beginning after the date on which the Merger is consummated, the combined fund will not be allowed to offset gains "built in" to either the Acquiring Fund or an Acquired Fund at the time of the Merger against capital losses (including capital loss carryforwards) built into the other fund. The effect of these limitations, however, will depend on the amount of losses in the Acquiring Fund and the applicable Acquired Fund at the time of the Merger. As a result, under certain circumstances, Acquired Fund shareholders could receive taxable distributions earlier than they would if the Merger were not to have occurred.

   As of October 31, 2004, Columbia Pennsylvania Fund had approximately $1.2 million in capital loss carryforwards. As a result of the merger, the benefit of the these capital loss carryforwards will be spread across a broader group of shareholders than would have been the case absent the merger. As a result of this reduction in the relative amount of the capital loss carryforwards available to shareholders of Columbia Pennsylvania Fund following the merger, former shareholders of Columbia Pennsylvania Fund could, under certain circumstances, pay more taxes, or pay taxes sooner, than they would if such merger did not occur.

   This description of the federal income tax consequences of the Mergers is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisors as to the specific consequences to them of a Merger, including the applicability and effect of state, local, non-U.S. and other tax laws.

Voting Information

   The Boards are soliciting proxies from the shareholders of the Acquired Funds in connection with the Meeting, which has been called to be held at 10:00 a.m. Eastern time on September 16, 2005, at Columbia's offices at One Financial Center, Boston, Massachusetts 02111. The meeting notice, this Prospectus/Proxy Statement and the proxy card are being mailed to shareholders beginning on or about July 18, 2005.

Information about Proxies and the Conduct of the Meeting

   Solicitation of Proxies. Proxies will be solicited primarily by mailing this Prospectus/Proxy Statement and its enclosures, but proxies also may be solicited through further mailings, telephone calls, personal interviews and/or e-mail by officers of the Acquired Funds or by employees or agents of Columbia and its affiliated companies. In addition, ALAMO Direct Mail Services, Inc., 280 Oser Avenue, Hauppauge, NY 11788, has been engaged to assist in the solicitation of proxies, at an estimated cost of approximately $7,714.

Voting Process.  Shareholders can vote in any one of the following ways:

    a. By mail, by filling out and returning the enclosed Proxy Card;

    b. By phone, fax or Internet (see the enclosed Proxy Card for instructions); or

    c. In person at the Meeting.

   Shareholders who owned shares on the record date, June 28, 2005, are entitled to vote at the Meeting and at any adjournment of the Meeting. Each whole share of a Fund is entitled to one vote, and each fractional share is entitled to a proportionate fractional vote. If a shareholder chooses to vote by mail or by fax and such shareholder is an individual account owner, such shareholder should sign exactly as his name appears on the Proxy Card. Either owner of a joint account may sign the Proxy Card, but the signer's name must match exactly the name that appears on the Proxy Card.

   Quorum and Method of Tabulation. Shares represented by duly executed proxies will be voted as instructed on the Proxy Card. If no instructions are given, the proxy will be voted in favor of the proposals. A shareholder can revoke his proxy by sending a signed, written letter of revocation to the Secretary of his Acquired Fund, by properly executing and submitting a later-dated Proxy Card or by attending the Meeting and voting in person.

   Votes cast in person or by proxy at the Meeting will be counted by persons appointed by the Acquired Funds as tellers for the Meeting (the "Tellers"). Thirty per centum (30%) of the shares of the Columbia Pennsylvania Fund entitled to vote on the record date, present in person or represented by proxy, constitute a quorum for the transaction of business by the shareholders of the Columbia Pennsylvania Fund at the Meeting. With respect to Proposal 2, thirty per centum (30%) of the shares of Trust V entitled to vote on the record date constitute a quorum. Thirty three and one-third per centum (33 1/3%) of the shares of each Nations Acquired Fund entitled to vote on the record date, present in person or represented by proxy, constitute a quorum for the transaction of business by the shareholders of such Nations Acquired Fund at the Meeting. In determining whether a quorum is present, the Tellers will count shares represented by proxies that reflect abstentions and "broker non-votes" as shares that are present and entitled to vote. Abstentions and broker non-votes will have the effect of a negative vote on the proposals, except that they will have no effect on Proposal 2. "Broker non-votes" are shares held by brokers or nominees as to which (i) the broker or nominee does not have discretionary voting power and (ii) the broker or nominee has not received instructions from the beneficial owner or other person who is entitled to instruct how the shares should be voted.

   Underwriter Address. The address of the Columbia Pennsylvania Fund's principal underwriter, Columbia Funds Distributor, Inc., is One Financial Center, Boston, Massachusetts 02111. The address of the Nations Acquired Funds' principal underwriter, BACAP Distributors, LLC, is One Bank of America Plaza, 33rd Floor, Charlotte, North Carolina 28255.

   Share Ownership. Appendix B to this Prospectus/Proxy Statement lists the total number of shares outstanding as of June 28, 2005 for each class of each Acquired Fund entitled to vote at the Meeting. It also identifies holders of more than five percent of any class of shares of each Acquired Fund, and contains information about the executive officers and Trustees of the Acquired Funds and their shareholdings in the Acquired Funds.

   Adjournments; Other Business. If an Acquired Fund has not received enough votes by the time of the Meeting to approve a proposal, the persons named as proxies may propose that such Meeting be adjourned one or more times to permit further solicitation of proxies. Any adjournment requires the affirmative vote of a majority of the total number of shares voted on the matter, but, for purposes of adjournment only, any number of shares present at the Meeting or represented by proxy constitutes a quorum. The persons named as proxies will vote in favor of any such adjournment all proxies that they are entitled to vote in favor of the proposal. They will vote against any such adjournment any proxy that directs them to vote against the proposal. They will not vote any proxy that directs them to abstain from voting on the proposal.

   The Meeting has been called to transact any business that properly comes before it. The only business that management of the Acquired Funds intends to present or knows that others will present is the proposals. If any other matters properly come before the Meeting, and on all matters incidental to the conduct of the Meeting, the persons named as proxies intend to vote the proxies in accordance with their judgment, unless the Secretary of an Acquired Fund has previously received written instructions to the contrary from the shareholder entitled to vote the shares.

          APPENDIX A -- FORM OF AGREEMENT AND PLAN OF REORGANIZATION

   THIS AGREEMENT AND PLAN OF REORGANIZATION dated as of June 1, 2005, is by and among [Nations Funds Trust/Columbia Funds Trust V] (the "Trust"), a [Delaware statutory/Massachusetts business] trust, on behalf of [Nations Intermediate Municipal Bond Fund/Nations Kansas Municipal Income Fund/Nations Tennessee Intermediate Municipal Bond Fund/Columbia Pennsylvania Intermediate Bond Fund] (the "Acquired Fund") and [Columbia Funds Trust V (the "Acquiring Trust"), a Massachusetts business trust, on behalf of Columbia Intermediate Tax-Exempt Bond Fund (the "Acquiring Fund"), and Columbia Management Advisors, Inc. ("Columbia").

   This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Sections 361(a) and Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision. The reorganization will consist of the transfer of all of the assets of the Acquired Fund attributable to its [Investor A/Class A] shares of beneficial interest in exchange for Class A shares of beneficial interest of the Acquiring Fund ("Class A Acquisition Shares"), the transfer of all of the assets of the Acquired Fund attributable to its [Investor B/Class B] shares of beneficial interest in exchange for Class B shares of beneficial interest of the Acquiring Fund ("Class B Acquisition Shares"), the transfer of all of the assets of the Acquired Fund attributable to its [Investor C/Class C] shares of beneficial interest in exchange for Class C shares of beneficial interest of the Acquiring Fund ("Class C Acquisition Shares"), the transfer of all of the assets of the Acquired Fund attributable to its [Primary A/Class Z] shares of beneficial interest in exchange for Class Z shares of beneficial interest of the Acquiring Fund ("Class Z Acquisition Shares" and together with the Class A Acquisition Shares, Class B Acquisition Shares and Class C Acquisition Shares, the "Acquisition Shares") and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund (other than certain expenses of the reorganization contemplated hereby) and the distribution of the Class A Acquisition Shares, the Class B Acquisition Shares, the Class C Acquisition Shares, and the Class Z Acquisition Shares to the [Investor A/Class A], [Investor B/Class B], [Investor C/Class C] and [Primary A/Class Z] shareholders, respectively, of the Acquired Fund in liquidation of the Acquired Fund, all upon the terms and conditions set forth in this Agreement.

   In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND ACQUISITION SHARES AND LIQUIDATION OF ACQUIRED FUND.

    1.1Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein,

       (a)The Acquired Fund will transfer and deliver to the Acquiring Fund, and the Acquiring Fund will acquire, all the assets of the Acquired Fund as set forth in paragraph 1.2;

       (b)The Acquiring Fund will assume all of the Acquired Fund's liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise, in existence on the Closing Date (as defined in paragraph 1.2 hereof) (the "Obligations"); except that expenses of the reorganization contemplated hereby to be paid by the Acquired Fund pursuant to paragraph 9.2 shall not be assumed or paid by the Acquiring Fund; and

       (c)The Acquiring Fund will issue and deliver to the Acquired Fund in exchange for such assets the number of Class A, Class B, Class C, and Class Z Acquisition Shares (including fractional shares, if any) determined by dividing the net asset values of the [Investor A/Class A], [Investor B/Class B], [Investor C/Class C] and [Primary A/Class Z] shares of the Acquired Fund, respectively, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Class A, Class B, Class C or Class Z Acquisition Share, as applicable, computed in the manner and as of the time and date set forth in paragraph 2.2. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

    1.2The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all cash, securities, dividends and interest receivable, receivables for shares sold and all other assets which are owned by the Acquired Fund on the closing date provided in paragraph 3.1 (the "Closing Date") and any deferred expenses, other than unamortized organizational expenses, shown as an asset on the books of the Acquired Fund on the Closing Date. The Acquiring Fund agrees that all rights to indemnification and all limitations of liability existing in favor of the Acquired Fund's current and former Trustees and officers, acting in their capacities as such, under the Acquired Fund's Declaration of Trust and Bylaws as in effect as of the date of this Agreement shall survive the reorganization as obligations of the Acquiring Fund and shall continue in full force and effect, without any amendment thereto, and shall constitute rights which may be asserted against the Acquired Fund, its successors or assigns.

    1.3As provided in paragraph 3.4, as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to its [Investor A/Class A] shareholders of record ("Acquired Fund [Investor A/Class A] Shareholders"), determined as of the close of business on the Valuation Date (as defined in paragraph 2.1), Class A Acquisition Shares received by the Acquired Fund pursuant to paragraph 1.1; to its [Investor B/Class B] shareholders of record ("Acquired Fund Class B Shareholders"), determined as of the close of business on the Valuation Date, Class B Acquisition Shares received by the Acquired Fund pursuant to paragraph 1.1; to its [Investor C/Class C] shareholders of record ("Acquired Fund [Investor C/Class C] Shareholders"), determined as of the close of business on the Valuation Date, Class C Acquisition Shares received by the Acquired Fund pursuant to paragraph 1.1; and to its [Primary A/Class Z] shareholders of record ("Acquired Fund [Primary A/Class Z] Shareholders," and collectively with Acquired Fund [Investor A/Class A] Shareholders, Acquired Fund [Investor B/Class B] Shareholders and Acquired Fund [Investor C/Class C] Shareholders, the "Acquired Fund Shareholders"), determined as of the close of business on the Valuation Date, Class Z Acquisition Shares received by the Acquired Fund pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquisition Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders and representing the respective pro rata number of Acquisition Shares due such shareholders. The Acquiring Fund shall not be obligated to issue certificates representing Acquisition Shares in connection with such exchange.

    1.4With respect to Acquisition Shares distributable pursuant to paragraph
       1.3 to an Acquired Fund Shareholder holding a certificate or certificates for shares of the Acquired Fund, if any, on the Valuation Date, the Acquiring Fund will not permit such shareholder to receive Acquisition Share certificates therefor, exchange such Acquisition Shares for shares of other investment companies, effect an account transfer of such Acquisition Shares, or pledge or redeem such Acquisition Shares until the Acquiring Fund has been notified by the Acquired Fund or its agent that such Acquired Fund Shareholder has surrendered all his or her outstanding certificates for Acquired Fund shares or, in the event of lost certificates, posted adequate bond.

    1.5As soon as practicable after the Closing Date, the Acquired Fund shall make all filings and take all other steps as shall be necessary and proper to effect its complete dissolution.

2. VALUATION.

    2.1For the purpose of paragraph 1, the value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the net asset value computed as of the close of regular trading on the New York Stock Exchange on the business day next preceding the Closing (such time and date being herein called the "Valuation Date") using the valuation procedures set forth in the Declaration of Trust of the Acquiring Fund and the then current prospectus or prospectuses or statement or statements of additional information of the Acquiring Fund (collectively, as amended or supplemented from time to time, the "Acquiring Fund Prospectus"), after deduction for the expenses of the reorganization contemplated hereby to be paid by the Acquired Fund pursuant to paragraph 9.2, and shall be certified by the Acquired Fund.

    2.2For the purpose of paragraph 2.1, the net asset value of a Class A, Class B, Class C and Class Z Acquisition Share shall be the net asset value per share computed as of the close of regular trading on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Declaration of Trust of the Acquiring Fund and the Acquiring Fund Prospectus.

3. CLOSING AND CLOSING DATE.

    3.1The Closing Date shall be on September 23, 2005, or on such other date as the parties may agree. The Closing shall be held at 5:00 p.m. at Columbia's offices, One Financial Center, Boston, Massachusetts 02111, or at such other time and/or place as the parties may agree.

    3.2The portfolio securities of the Acquired Fund shall be made available by the Acquired Fund to State Street Bank and Trust Company, as custodian for the Acquiring Fund (the "Custodian"), for examination no later than five business days preceding the Valuation Date. On the Closing Date, such portfolio securities and all the Acquired Fund's cash shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department's book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the Investment Company Act of 1940, as amended (the "1940 Act") and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of "State Street Bank and Trust Company, custodian for Columbia Intermediate Tax-Exempt Bond Fund."

    3.3In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or
       (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days of the Valuation Date, this Agreement may be terminated by the Acquiring Fund upon the giving of written notice to the other party.

    3.4At the Closing, the Acquired Fund or its transfer agent shall deliver to the Acquiring Fund or its designated agent a list of the names and addresses of the Acquired Fund Shareholders and the number of outstanding shares of beneficial interest of the Acquired Fund owned by each Acquired Fund Shareholder, all as of the close of business on the Valuation Date, certified by any Vice President, Secretary or Assistant Secretary of the Acquired Fund. The Acquiring Fund will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that the Acquisition Shares issuable pursuant to paragraph 1.1 have been credited to the Acquired Fund's account on the books of the Acquiring Fund. On the Liquidation Date, the Acquiring Fund will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that such Acquisition Shares have been credited pro rata to open accounts in the names of the Acquired Fund Shareholders as provided in paragraph 1.3.

    3.5At the Closing each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by paragraph 1.

4. REPRESENTATIONS AND WARRANTIES.

    4.1The Trust, on behalf of the Acquired Fund, represents and warrants the following to the Acquiring Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

       (a)The Trust is [a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware/an unincorporated voluntary association with transferable shares of beneficial interest (commonly referred to as a business trust) duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts];

       (b)The Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquired Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Declaration of Trust of the Trust and the 1940 Act;

       (c)The Acquired Fund is not in violation in any material respect of any provision of its Declaration of Trust or Bylaws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

       (d)The Acquired Fund has no material contracts or other commitments (other than this Agreement and such other contracts as may be entered into in the ordinary course of its business) which if terminated may result in material liability to the Acquired Fund or under which (whether or not terminated) any material payments for periods subsequent to the Closing Date will be due from the Acquired Fund;

       (e)To the knowledge of the Acquired Fund, except as has been disclosed in writing to the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquired Fund or any of its properties or assets or any person whom the Acquired Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and the Acquired Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

       (f)The statement of assets and liabilities, the statement of operations, the statement of changes in net assets, and the schedule of investments of the Acquired Fund at, as of and for the fiscal year ended [March 31, 2004/October 31, 2004], audited by PricewaterhouseCoopers LLP, [and the statement of assets and liabilities, the statement of operations, the statement of changes in net assets and the schedule of investments at, as of and for the six months ended September 30, 2004,] copies of which have been furnished to the Acquiring Fund, fairly reflect the financial condition and results of operations of the Acquired Fund as of such date and for the period then ended in accordance with generally accepted accounting principles consistently applied, and the Acquired Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets referred to above or those incurred in the ordinary course of its business since [September 30, 2004/October 31, 2004];

       (g)Since [September 30, 2004/October 31, 2004], there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness, except as disclosed in writing to the Acquiring Fund. For the purposes of this subparagraph (g), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

       (h)As of the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on such returns and reports or on any assessment received shall have been paid, or provisions shall have been made for the payment thereof. All of the Acquired Fund's tax liabilities will have been adequately provided for on its books. To the best of the Acquired Fund's knowledge, it will not have had any tax deficiency or liability asserted against it or question with respect thereto raised, and it will not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid;

       (i)The Acquired Fund has met the requirements of subchapter M of the Code for treatment as a "regulated investment company" within the meaning of Section 851 of the Code in respect of each taxable year since the commencement of operations, and will continue to meet such requirements at all times through the Closing Date. The Acquired Fund has not at any time since its inception been liable for nor is now liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code. The Acquired Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder;

       (j)The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the Board of Trustees may authorize from time to time. The outstanding shares of beneficial interest in the Acquired Fund are, and at the Closing Date will be, divided into [Investor A/Class A] shares, [Investor B/Class B] shares, [Investor C/Class C] shares[,] [and] [Primary A/Class Z] shares, [Class G shares and Class T shares,] each having the characteristics described in the Acquired Fund's then current prospectus or prospectuses or statement or statements of additional information (collectively, as amended from time to time, the "Acquired Fund Prospectus"). All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (except as set forth in the Acquired Fund Prospectus) by the Acquired Fund, and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. Except for [Investor B/Class B] shares, which convert to [Investor A/Class A] shares, no options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest in the Acquired Fund of any class are outstanding and none will be outstanding on the Closing Date;

       (k)The Acquired Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus or prospectuses and statement or statements of additional information as in effect from time to time, except as previously disclosed in writing to the Acquiring Fund;

       (l)The execution, delivery and performance of this Agreement has been duly authorized by the Board of the Acquired Fund, and, upon approval thereof by the required majority of the shareholders of the Acquired Fund, this Agreement will constitute the valid and binding obligation of the Acquired Fund enforceable in accordance with its terms except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

       (m)The Acquisition Shares to be issued to the Acquired Fund pursuant to paragraph 1 will not be acquired for the purpose of making any distribution thereof other than to the Acquired Fund Shareholders as provided in paragraph 1.3;

       (n)The information provided by the Acquired Fund for use in the Registration Statement and Prospectus/Proxy Statement referred to in paragraph 5.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations as applicable thereto;

       (o)No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act and state securities or "Blue Sky" laws (which terms used herein shall include the laws of the District of Columbia and of Puerto Rico);

       (p)At the Closing Date, the Acquired Fund will have good and marketable title to its assets to be transferred to the Acquiring Fund pursuant to paragraph 1.1 and will have full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets and liabilities of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and liabilities and payment therefor as contemplated by this Agreement, the Acquiring Fund will acquire good and marketable title thereto and will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to the Acquiring Fund. As used in this Agreement, the term "Investments" shall mean the Acquired Fund's investments shown on the schedule of its investments as of April 30, 2005, referred to in subparagraph 4.1(f) hereof, as supplemented with such changes in the portfolio as the Acquired Fund shall make, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions through the Closing Date;

       (q)At the Closing Date, the Acquired Fund will have sold such of its assets, if any, as are necessary to assure that, after giving effect to the acquisition of the assets of the Acquired Fund pursuant to this Agreement, the Acquiring Fund will remain a "diversified company" within the meaning of Section 5(b)(1) of the 1940 Act and in compliance with such other mandatory investment restrictions as are set forth in the Acquiring Fund Prospectus, as amended through the Closing Date; and

       (r)No registration of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of the Acquiring Fund or the Acquired Fund, except as previously disclosed by the Acquired Fund to the Acquiring Fund.

    4.2The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants the following to the Acquired Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

       (a)The Acquiring Trust is an unincorporated voluntary association with transferable shares of beneficial interest (commonly referred to as a business trust) duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts;

       (b)The Acquiring Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquiring Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Declaration of Trust of the Acquiring Trust and the 1940 Act;

       (c)The Acquiring Fund Prospectus conforms in all material respects to the applicable requirements of the 1933 Act and the rules and regulations of the Securities and Exchange Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquiring Fund is a party that are not referred to in such Prospectus or in the registration statement of which it is a part;

       (d)At the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

       (e)The Acquiring Fund is not in violation in any material respect of any provisions of its Declaration of Trust or Bylaws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

       (f)To the knowledge of the Acquiring Fund, except as has been disclosed in writing to the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of its properties or assets or any person whom the Acquiring Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

       (g)The statement of assets and liabilities, the statement of operations, the statement of changes in net assets, and the schedule of investments at, as of and for the fiscal year ended October 31, 2004, of the Acquiring Fund, audited by PricewaterhouseCoopers LLP, and the statement of assets and liabilities, the statement of operations, the statement of changes in net assets and the schedule of investments at, as of and for the six months ended April 30, 2005, copies of which have been furnished to the Acquired Fund, fairly reflect the financial condition and results of operations of the Acquiring Fund as of such date and for the period then ended in accordance with generally accepted accounting principles consistently applied, and the Acquiring Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets referred to above or those incurred in the ordinary course of its business since October 31, 2004;

       (h)Since April 30, 2005, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness. For the purposes of this subparagraph (h), changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

       (i)As of the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on such returns and reports or any assessments received shall have been paid, or provisions shall have been made for the payment thereof. All of the Acquiring Fund's tax liabilities will have been adequately provided for on its books. To the best of the Acquiring Fund's knowledge, it will not have not have had any tax deficiency or liability asserted against it or question with respect thereto raised, and it will not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid;

       (j)The Acquiring Fund has met the requirements of subchapter M of the Code for treatment as a "regulated investment company" within the meaning of Section 851 of the Code in respect of each taxable year since the commencement of operations, and will continue to meet such requirements at all times through the Closing Date. The Acquiring Fund has not at any time since its inception been liable for nor is now liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code. The Acquiring Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder;

       (k)The authorized capital of the Acquiring Trust consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the Board of Trustees may authorize from time to time. The outstanding shares of beneficial interest in the Acquiring Fund are, and at the Closing Date will be, divided into Class A shares, Class B shares, Class C shares, Class G shares, Class T shares and Class Z shares, each having the characteristics described in the Acquiring Fund Prospectus. All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Fund, and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. Except for Class B shares and Class G shares which convert to Class A shares and Class T shares respectively, no options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest in the Acquiring Fund of any class are outstanding and none will be outstanding on the Closing Date;

       (l)The Acquiring Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the Acquiring Fund Prospectus;

       (m)The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes the valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

       (n)The Acquisition Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Class A, Class B, Class C and Class Z shares of beneficial interest in the Acquiring Fund, and will be fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof;

       (o)The information to be furnished by the Acquiring Fund for use in the Registration Statement and Prospectus/Proxy Statement referred to in paragraph 5.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto; and

       (p)No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act and state securities or "Blue Sky" laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico).

5. COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND.

   The Acquired Fund and Acquiring Fund hereby covenant and agree as follows:

    5.1The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions.

    5.2The Acquired Fund will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby.

    5.3In connection with the Acquired Fund shareholders' meeting referred to in paragraph 5.2, the Acquired Fund will prepare a Prospectus/Proxy Statement for such meeting, to be included in a Registration Statement on Form N-14 (the "Registration Statement") which the Acquiring Fund will prepare and file for registration under the 1933 Act of the Acquisition Shares to be distributed to the Acquired Fund shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act.

    5.4The information to be furnished by the Acquired Fund for use in the Registration Statement and the information to be furnished by the Acquiring Fund for use in the Prospectus/Proxy Statement, each as referred to in paragraph 5.3, shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereunder applicable thereto.

    5.5The Acquiring Fund will advise the Acquired Fund promptly if at any time prior to the Closing Date the assets of the Acquired Fund include any securities which the Acquiring Fund is not permitted to acquire.

    5.6Subject to the provisions of this Agreement, the Acquired Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to cause the conditions to the other party's obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

    5.7The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or "Blue Sky" laws as it may deem appropriate in order to continue its operations after the Closing Date.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

   The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

    6.1The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquiring Fund has complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date.

    6.2The Acquired Fund shall have received a favorable opinion of Ropes &
       Gray LLP, counsel to the Acquiring Fund for the transactions contemplated hereby, dated the Closing Date and, in a form satisfactory to the Acquired Fund, to the following effect:

       (a)The Acquiring Trust is an unincorporated voluntary association with transferable shares of beneficial interest (commonly referred to as a business trust) duly organized and validly existing under the laws of The Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquiring Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust and Bylaws of the Acquiring Trust;

       (b)This Agreement has been duly authorized, executed and delivered on behalf of the Acquiring Fund and, assuming the Registration Statement and the Prospectus/Proxy Statement referred to in paragraph 5.3 comply with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Acquired Fund, is the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

       (c)The Acquiring Fund has the power to assume the liabilities to be assumed by it hereunder and upon consummation of the transactions contemplated hereby the Acquiring Fund will have duly assumed such liabilities;

       (d)The Acquisition Shares to be issued for transfer to the Acquired Fund Shareholders as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and fully paid and nonassessable Class A, Class B, Class C and Class Z shares of beneficial interest in the Acquiring Fund, and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof;

       (e)The execution and delivery of this Agreement did not, and the performance by the Acquiring Fund of its obligations hereunder will not, violate the Acquiring Fund's Declaration of Trust or Bylaws, or any provision of any agreement known to such counsel to which the Acquiring Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Fund is a party or by which it is bound;

       (f)To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement except such as may be required under state securities or "Blue Sky" laws or such as have been obtained;

       (g)Such counsel does not know of any legal or governmental proceedings relating to the Acquiring Fund existing on or before the date of mailing of the Prospectus/Proxy Statement referred to in paragraph
          5.3 or the Closing Date required to be described in the Registration Statement which are not described as required;

       (h)The Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and

       (i)To the knowledge of such counsel, except as has been disclosed in writing to the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of its properties or assets or any person whom the Acquiring Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

   The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

    7.1The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquired Fund have complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date;

    7.2The Acquiring Fund shall have received a favorable opinion of [Morrison
       & Foerster LLP/Ropes & Gray LLP], counsel to the Acquired Fund for the transactions contemplated hereby, dated the Closing Date and in a form satisfactory to the Acquiring Fund, to the following effect:

       (a)The Trust is [a statutory trust duly organized and validly existing under the laws of the State of Delaware and has power to own all of its properties and assets and to carry on its business as presently conducted/an unincorporated voluntary association with transferable shares of beneficial interest (commonly referred to as a business trust) duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts], and the Acquired Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust and Bylaws of the Trust;

       (b)This Agreement has been duly authorized, executed and delivered on behalf of the Acquired Fund and, assuming the Registration Statement and the Prospectus/Proxy Statement referred to in paragraph 5.3 comply with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Acquiring Fund, is the valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

       (c)The Acquired Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby, the Acquired Fund will have duly transferred such assets to the Acquiring Fund;

       (d)The execution and delivery of this Agreement did not, and the performance by the Acquired Fund of its obligations hereunder will not, violate the Acquiring Fund's Declaration of Trust or Bylaws, or any provision of any agreement known to such counsel to which the Acquired Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquired Fund is a party or by which it is bound;

       (e)To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained;

       (f)Such counsel does not know of any legal or governmental proceedings relating to the Acquired Fund existing on or before the date of mailing of the Prospectus/Proxy Statement referred to in paragraph
          5.3 or the Closing Date required to be described in the Registration Statement which are not described as required;

       (g)The Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and

       (h)To the knowledge of such counsel, except as has been disclosed in writing to the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquired Fund or any of its properties or assets or any person whom the Acquired Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and the Acquired Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

    7.3Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends which, together with all previous dividends, shall have the effect of distributing all of the Acquired Fund's investment company taxable income for its taxable years ending on or after [March 31, 2005/October 31, 2004], and on or prior to the Closing Date (computed without regard to any deduction for dividends paid), and all of its net capital gains realized in each of its taxable years ending on or after [March 31, 2005/October 31, 2004], and on or prior to the Closing Date.

    7.4The Acquired Fund shall have furnished to the Acquiring Fund a certificate, signed by the President (or any Vice President) and the Treasurer of the Acquired Fund, as to the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement.

    7.5The custodian of the Acquired Fund shall have delivered to the Acquiring
       Fund a certificate identifying all of the assets of the Acquired Fund held by such custodian as of the Valuation Date.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

   The respective obligations of the Acquired Fund and the Acquiring Fund hereunder are subject to the further conditions that on or before the Closing
Date:

    8.1This Agreement and the transactions contemplated herein shall have received all necessary shareholder approvals at the meeting of shareholders of the Acquired Fund referred to in paragraph 5.2.

    8.2On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated hereby.

    8.3All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Securities and Exchange Commission and of state "Blue Sky" and securities authorities) deemed necessary by the Acquired Fund and the Acquiring Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund.

    8.4The Registration Statement shall have become effective under the 1933
       Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

    8.5The Acquired Fund and the Acquiring Fund shall have received a favorable opinion of Ropes & Gray LLP dated on the Closing Date (which opinion will be subject to certain qualifications) satisfactory to both parties substantially to the effect that, on the basis of the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules and court decisions, generally for federal income tax purposes:

       (a)The acquisition by the Acquiring Fund of the assets of the Acquired Fund in exchange for the Acquiring Fund's assumption of the liabilities and Obligations of the Acquired Fund and issuance of the Acquisition Shares, followed by the distribution by the Acquired Fund of such Acquisition Shares to the shareholders of the Acquired Fund in exchange for their shares of the Acquired Fund, all as provided in paragraph 1 hereof, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

       (b)No gain or loss will be recognized by the Acquired Fund (i) upon the transfer of its assets to the Acquiring Fund in exchange for the Acquisition Shares and the assumption by the Acquiring Fund of the obligations of the Acquired Fund or (ii) upon the distribution of the Acquisition Shares by the Acquired Fund to its shareholders in liquidation, as contemplated in paragraph 1 hereof;

       (c)No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for the assumption of the Obligations of the Acquired Fund and issuance of the Acquisition Shares as contemplated in paragraph 1 hereof;

       (d)The tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the transfer;

       (e)The holding periods of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund;

       (f)No gain or loss will be recognized by the Acquired Fund shareholders upon the exchange of all of their Acquired Fund shares for the Acquisition Shares;

       (g)The aggregate tax basis of the Acquisition Shares to be received by each shareholder of the Acquired Fund will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor;

       (h)An Acquired Fund shareholder's holding period for the Acquisition Shares to be received will include the period during which the Acquired Fund shares exchanged therefor were held, provided that the shareholder held the Acquired Fund shares as a capital asset on the date of the exchange; and

       (i)The Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

   The opinion will be qualified to reflect that the Code requires that certain contracts or securities (including, in particular, futures contracts, certain foreign currency contracts, "nonequity" options and investments in "passive foreign investment companies") be marked-to-market (treated as sold for their fair market value) at the end of a taxable year (or upon their termination or transfer).

   The opinion will be based on certain factual certifications made by officers of the Acquired Fund and Nations Trust and also will be based on customary assumptions. The opinion is not a guarantee that the tax consequences of the Acquisition will be as described above. The opinion will note and distinguish certain published precedent. There is no assurance that the Internal Revenue Service or a court would agree with the opinion.

    8.6At any time prior to the Closing, any of the foregoing conditions of this Agreement may be waived by the Board of the Acquired Fund or the Acquiring Fund, if, in its judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund or the Acquiring Fund.

9. BROKERAGE FEES AND EXPENSES.

    9.1The Acquired Fund and the Acquiring Fund each represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

    9.2All fees paid to governmental authorities for the registration or qualification of the Acquisition Shares and all transfer agency costs related to the Acquisition Shares shall be allocated to the Acquiring Fund. All fees and expenses related to printing, mailing, solicitation of proxies and tabulation of votes of Acquired Fund shareholders shall be allocated to the Acquired Fund. All of the other expenses of the transactions, including without limitation, accounting, legal and custodial expenses, contemplated by this Agreement shall be allocated equally between the Acquired Fund and the Acquiring Fund. The expenses detailed above shall be borne as follows: (a) as to expenses allocable to the Acquired Fund, 75% of such expenses shall be borne by the Acquired Fund and 25% of such expenses shall be borne by Columbia; and
       (b) as to expenses allocable to the Acquiring Fund, 75% of such expenses shall be borne by the Acquiring Fund and 25% of such expenses shall be borne by Columbia.

10.ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

   10.1The Acquired Fund and the Acquiring Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

   10.2The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except paragraphs 1.1, 1.3, 1.5, 5.4, 9, 10, 13 and 14.

11.TERMINATION.

   11.1This Agreement may be terminated by the mutual agreement of the Acquired
       Fund and the Acquiring Fund. In addition, either the Acquired Fund or the Acquiring Fund may at its option terminate this Agreement at or prior to the Closing Date because:

       (a)Of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date;

       (b)A condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met; or

       (c)Any governmental authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement or the consummation of any of the transactions contemplated herein and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this Section 11.1(c) shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied.

       If the transactions contemplated by this Agreement have not been substantially completed by December 31, 2006, this Agreement shall automatically terminate on that date unless a later date is agreed to by both the Acquired Fund and the Acquiring Fund.

   11.2If for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to any other party for any damages resulting therefrom, including without limitation consequential damages.

12.AMENDMENTS.

   This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquired Fund and the Acquiring Fund; provided, however, that following the shareholders' meeting called by the Acquired Fund pursuant to paragraph 5.2 no such amendment may have the effect of changing the provisions for determining the number of the Acquisition Shares to be issued to shareholders of the Acquired Fund under this Agreement to the detriment of such shareholders without their further approval.

13.NOTICES.

   Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquired Fund or the Acquiring Fund at One Financial Center, Boston, Massachusetts 02111, Attention:
Secretary.

14.HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; NON-RECOURSE.

   14.1The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

   14.2This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

   14.3This Agreement shall be governed by and construed in accordance with the domestic substantive laws of The Commonwealth of Massachusetts, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

   14.4This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

   14.5A copy of the Declaration of Trust of the Acquiring Fund [and the Acquired Fund] is on file with the Secretary of The Commonwealth of Massachusetts, and notice is hereby given that no trustee, officer, agent or employee of [either] the Acquiring Fund [or the Acquired Fund] shall have any personal liability under this Agreement, and that this Agreement is binding only upon the assets and properties of the Acquiring Fund [and the Acquired Fund].

               [The rest of this page intentionally left blank]

   IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as a sealed instrument by its President, a Vice President or Treasurer and its corporate seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

                                              [NATIONS FUNDS TRUST/COLUMBIA
                                                FUNDS TRUST V]
                                              on behalf of [Insert Acquired
                                                Fund]
                                              By: ______________________________
                                              Name:
                                              Title:

                                              ATTEST:

                                              By:
                                                  ------------------------------
                                              Name:
                                              Title:

                                              COLUMBIA FUNDS TRUST V
                                              on behalf of Columbia
                                                Intermediate Tax-Exempt Bond
                                                Fund
                                              By: ______________________________
                                              Name:
                                              Title:

                                              ATTEST:

                                              By:
                                                  ------------------------------
                                              Name:
                                              Title:

                                              Solely for purposes of Paragraph
                                                9.2 of the Agreement
                                              COLUMBIA MANAGEMENT ADVISORS, INC.
                                              By: ______________________________
                                              Name:
                                              Title:

                                              ATTEST:

                                              By:
                                                  ------------------------------
                                              Name:
                                              Title:

                        Appendix B -- Fund Information

Shares of the Acquired Funds Outstanding and Entitled to Vote

   For each class of shares of each Acquired Fund that are entitled to vote at the Meeting, the number of shares outstanding as of June 28, 2005 was as follows:

                                                 Number of Shares
                                             Outstanding and Entitled
                     Fund             Class          to Vote
                     ----             ------ ------------------------
           Nations Intermediate Fund  Inv. A       3,415,917.412
                                      Inv. B         434,195.743
                                      Inv. C         409,952.445
                                      Pri. A     155,495,359.332
           Nations Kansas Fund        Inv. A         412,158.417
                                      Inv. B          17,860.844
                                      Inv. C          14,005.344
                                      Pri. A       5,488,946.559
           Nations Tennessee Fund     Inv. A       1,457,578.646
                                      Inv. B         273,631.236
                                      Inv. C         130,758.131
                                      Pri. A       3,393,831.118
           Columbia Pennsylvania Fund      A         166,683.270
                                           B         68,804.9130
                                           C         45,965.6510
                                           Z      1,975,957.1260

Ownership of Shares

   As of June 28, 2005, each of Nations Trust and Trust V believes that, as a group, the Trustees and officers, as the case may be, of the Nations Intermediate Fund, the Nations Kansas Fund, the Nations Tennessee Fund and the Columbia Pennsylvania Fund, respectively, owned less than one percent of each class of shares of the Nations Intermediate Fund, the Nations Kansas Fund, the Nations Tennessee Fund and the Columbia Pennsylvania Fund, respectively. As of June 28, 2005, the following shareholders of record owned five percent or more of the outstanding shares of the noted class of shares of the noted Fund:

                                                                                                  Percentage of
                                                                                                Outstanding Shares
                                                                                                  of Class Owned
                               Name and                       Number of        Percentage of           Upon
                              Address of                  Outstanding Shares Outstanding Shares  Consummation of
Fund and Class                Shareholder                   of Class Owned     of Class Owned        Merger*
-------------- ------------------------------------------ ------------------ ------------------ ------------------
Nations Intermediate Fund
   Investor A  Wilbranch & Co.                                 329,606.7560         9.64%              6.264%
               Attn: Mutual Funds Processing
               P.O. Box 2887
               Wilson, NC 27894
   Investor B  Merrill Lynch, Pierce, Fenner & Smith Inc.       78,763.0030        18.13%             11.773%
               for the sole benefit of its customers
               Attention Service Team
               4800 Deer Lake Drive East
               3rd Floor
               Jacksonville, FL 32246
               NFSC FEBO                                        21,272.3950         6.28%              4.076%
               James H. Crossingham
               Helen H. Crossingham
               P.O. Box 988
               Mt. Airy, NC 27030
               NFSC FEBO                                        21,887.9190         5.04%              3.272%
               Patricia D. Pittman
               4226 Tarzana Estates Dr.
               Tarzana, CA 91356
   Investor C  Merrill Lynch, Pierce, Fenner & Smith Inc.      244,277.9960        59.58%             34.328%
               for the sole benefit of its customers
               Attention Service Team
               4800 Deer Lake Drive East
               3rd Floor
               Jacksonville, FL 32246
   Primary A   Bank of America NA                          153,939,176.8240        98.99%             76.553%
               Attn: Funds Accounting (ACI)
               411 North Akard St.
               Dallas, TX 75201-3307

                 Percentage of
               Outstanding Shares
                 of Class Owned
                      Upon
                Consummation of
Fund and Class   all Mergers**
-------------- ------------------
Nations Intermediate Fund
   Investor A         4.492%



   Investor B         7.587%





                      2.627%




                      2.108%



   Investor C        26.968%





   Primary A         72.614%




                                                                                             Percentage of      Percentage of
                                                                                           Outstanding Shares Outstanding Shares
                                                                                             of Class Owned     of Class Owned
                             Name and                    Number of        Percentage of           Upon               Upon
                            Address of               Outstanding Shares Outstanding Shares  Consummation of    Consummation of
Fund and Class              Shareholder                of Class Owned     of Class Owned        Merger*         all Mergers**
-------------- ------------------------------------- ------------------ ------------------ ------------------ ------------------
Nations Kansas Fund
   Investor A  Edward D. Jones and Co. F/A/O             26,066.8240           6.32%             1.142%             0.351%
               Jenevieve M. Edens & P. Clifton Edens
               P.O. Box 2500
               Maryland Heights, MO 63043-8500
               NFSC FEBO                                101,263.5580          24.56%             4.438%             1.362%
               Everet Snowbarger Trust
               Everet Snowbarger
               3611 Inverness Drive
               Hutchinson, KS 67502
               NFSC FEBO                                 33,772.5020           8.19%             1.480%             0.454%
               Gladys Snowbarger Trust
               Gladys Snowbarger
               3611 Inverness Drive
               Hutchinson, KS 67502
               NFSC FEBO                                 94,987.4510          23.04%             4.163%             1.278%
               Russell G. Johansen Martial Trust
               Dorothy D. Johansen
               9230 E. Lakepoint
               Wichita, KS 67226
   Investor B  NFSC FEBO                                  2,735.7280          15.31%             1.069%             0.260%
               Joan Berns
               Joan Berns Revocable Trust
               412 N. Vine
               Peabody, KS 66866
               NFSC FEBO                                  6,225.2660          34.85%             2.432%             0.591%
               William F. & Phyllis E. Whited Trust
               William F. Whited
               3225 Kallin Ave.
               Long Beach, CA 90808

                                                                                      Percentage of      Percentage of
                                                                                    Outstanding Shares Outstanding Shares
                                                                                      of Class Owned     of Class Owned
                         Name and                 Number of        Percentage of           Upon               Upon
                        Address of            Outstanding Shares Outstanding Shares  Consummation of    Consummation of
Fund and Class          Shareholder             of Class Owned     of Class Owned        Merger*         all Mergers**
-------------- ------------------------------ ------------------ ------------------ ------------------ ------------------
               NFSC FEBO                            6,357.9830         35.59%              2.484%            0.604%
               H. F. Osbourn
               Joann Reaves Osbourn
               1301 Trinity Dr.
               Newton, KS 67114
               NFSC FEBO                            1,991.8040         11.15%              0.778%            0.189%
               Richard A. Schlitt
               Lynette A. Schlitt
               12020 Ridgepoint
               Wichita, KS 67235
   Investor C  A G Edwards & Sons Inc. FBO          1,420.6670         10.14%              0.443%            0.154%
               Albert E. Groneau & P A
               Albert E. Groneau
               One North Jefferson
               St. Louis, MO 63103-2287
               A G Edwards & Sons Inc. FBO          1,869.5570         13.34%              0.583%            0.203%
               Michael A. Charron
               One North Jefferson
               St. Louis, MO 63103-2287
               NFSC FEBO                           10,715.1200         76.50%              3.344%            1.164%
               Edith M. Craig Revocable Trust
               Edith M. Craig
               Cedar Lake Village
               15325 S. Line Elm Rd. #109
               Olathe, KS 66061
   Primary A   Bank of America NA               5,478,576.0920         99.81%             10.594%            2.549%
               Attn: Funds Accounting (ACI)
               411 North Akard St.
               Dallas, TX 75201-3307

                                                                                       Percentage of      Percentage of
                                                                                     Outstanding Shares Outstanding Shares
                                                                                       of Class Owned     of Class Owned
                          Name and                 Number of        Percentage of           Upon               Upon
                         Address of            Outstanding Shares Outstanding Shares  Consummation of    Consummation of
Fund and Class           Shareholder             of Class Owned     of Class Owned        Merger*         all Mergers**
-------------- ------------------------------- ------------------ ------------------ ------------------ ------------------
Nations Tennessee Fund
   Investor A  NFSC FEBO                          77,778.7560            5.33%             2.393%             1.091%
               Sandra M. Polk
               101 Jocelyn Hills Rd.
               Nashville, TN 37205
               NFSC FEBO                          85,663.1960            5.87%             2.635%             1.202%
               Marshall T. Polk III
               P.O. Box 90148
               Nashville, TN 37209
               Pershing LLC                       77,893.2400            5.34%             2.396%             1.093%
               P.O. Box 2052
               Jersey City, NJ 07303-9998
               UBS Financial Services Inc. FBO    89,528.3380            6.14%             2.754%             1.256%
               Herbert M. Porter
               Sherrian D. Porter
               100 Wentworth Ave.
               Nashville, TN 37215-2230
               UBS Financial Services Inc. FBO    99,381.2480            6.81%             3.057%             1.394%
               William A. Pat Scruggs
               P.O. Box 9839
               Knoxville, TN 37940-0839
   Investor B  NFS LLC FEBO                       17,056.6160            6.23%             3.399%             1.691%
               Carlotta E. Lockmiller
               1918 Muirfield Drive
               Ada, OK 74820
               NFS LLC FEBO                       14,811.9210            5.41%             2.952%             1.469%
               Terrence M. Kelly
               Barbara M. Kelly
               825 Plantation Blvd.
               Gallatin, TN 37066

                                                                                               Percentage of
                                                                                             Outstanding Shares
                                                                                               of Class Owned
                              Name and                     Number of        Percentage of           Upon
                             Address of                Outstanding Shares Outstanding Shares  Consummation of
Fund and Class               Shareholder                 of Class Owned     of Class Owned        Merger*
-------------- --------------------------------------- ------------------ ------------------ ------------------
               NFSC FEBO                                  16,687.1520            6.09%             3.326%
               Charles R. Cooksey
               Julie E. Cooksey
               4767 Carthage Hwy.
               Lebanon, TN 37087
               NFSC FEBO                                  18,878.1730            6.89%             3.762%
               Rose Marie St. Clair
               222 Andrews Drive
               Clarksville, TN 37042
               NFSC FEBO                                  14,282.1960            5.21%             2.846%
               Gary Armor Hall
               Vicki B. Hall
               16609 Mizzen Court
               Cornelius, NC 28031
               NFSC FEBO                                  17,486.2060            6.39%             3.485%
               Nancy C. Davis
               Henry G. Davis
               2201 Bowman Rd.
               Franklin, TN 37064
   Investor C  NFS LLC FEBO                                9,951.7270            7.61%             2.339%
               Doris M. Pardue
               1697 Stewart Ferry Pike
               Pardue, TN 37076
               NFS LLC FEBO                               41,414.7820           31.67%             9.734%
               Neely B. Coble
               Ctr. Hill Lake Personal Residence Trust
               118 Bonaventure Pl.
               Nashville, TN 37205

                 Percentage of
               Outstanding Shares
                 of Class Owned
                      Upon
                Consummation of
Fund and Class   all Mergers**
-------------- ------------------
                     1.655%




                     1.872%



                     1.416%




                     1.734%




   Investor C        1.124%



                     4.680%





                                                                                          Percentage of      Percentage of
                                                                                        Outstanding Shares Outstanding Shares
                                                                                          of Class Owned     of Class Owned
                           Name and                   Number of        Percentage of           Upon               Upon
                          Address of              Outstanding Shares Outstanding Shares  Consummation of    Consummation of
Fund and Class            Shareholder               of Class Owned     of Class Owned        Merger*         all Mergers**
-------------- ---------------------------------- ------------------ ------------------ ------------------ ------------------
               NFSC FEBO                                7,220.8360          5.52%             1.697%             0.816%
               Gary Brukardt
               Karen Brukardt
               5618 Hillsboro Pike
               Nashville, TN 37215
               NFSC FEBO                                6,848.9640          5.23%             1.610%             0.774%
               J. Chase Cole
               511 Union St. Ste. 2100
               Nashville, TN 37219
               Pershing LLC                             9,523.8100          7.28%             2.238%             1.076%
               P.O. Box 2052
               Jersey City, NJ 07030-9998
               UBS Financial Services Inc. FBO         19,735.0680         15.09%             4.638%             2.230%
               Robert Madigan
               5301 Rio Vista Lane
               Knoxville, TN 37919-8939
   Primary A   Bank of America NA                   3,301,889.2910         97.29%             6.918%             1.602%
               Attn: Funds Accounting (ACI)
               411 North Akard St.
               Dallas, TX 75201-3307

Columbia Pennsylvania Fund
   Class A     J. J. B. Hilliard W. L. Lyons Inc.      70,476.0520         42.28%             3.549%             0.975%
               James J. Ahearn
               501 S. 4th St.
               Louisville, KY 40202-2520
               Peter J. Kitz                           31,327.6590         18.79%             1.578%             0.433%
               Suzanne Kitz
               1711 Springhouse Ln.
               Chester Springs, PA 19425-1425

                                                                                          Percentage of      Percentage of
                                                                                        Outstanding Shares Outstanding Shares
                                                                                          of Class Owned     of Class Owned
                           Name and                   Number of        Percentage of           Upon               Upon
                          Address of              Outstanding Shares Outstanding Shares  Consummation of    Consummation of
Fund and Class            Shareholder               of Class Owned     of Class Owned        Merger*         all Mergers**
-------------- ---------------------------------- ------------------ ------------------ ------------------ ------------------
               Ferris, Baker Watts, Inc.              9,303.1670            5.58%             0.468%             0.129%
               Catherine Popiel Revocable Trust
               5701 Centre Avenue #512
               Essex House
               Pittsburgh, PA 15206-3742
   Class B     NFSC FEBO                             11,716.4550           17.03%             3.903%             1.145%
               Eva M. Durette
               5780 Fox Valley Dr.
               Doylestown, PA 18901-9416
               J. J. B. Hilliard W. L. Lyons Inc.     8,374.2250           12.17%             2.789%             0.819%
               Dr. Saroj R. Wadha &
               Dr. Rajindar K. Wadha
               501 S. 4th St.
               Louisville, KY 40202-2520
               J. J. B. Hilliard W. L. Lyons Inc.     8,374.1140           12.17%             2.789%             0.819%
               Dr. Rajindar K. Wadha &
               Dr. Saroj R. Wadha
               501 S. 4th St.
               Louisville, KY 40202-2520
               Pershing LLC                           5,011.7470            7.28%             1.669%             0.490%
               P.O. Box 2052
               Jersey City, NJ 07303-2052
               NFS LLC FEBO                           4,999.1580            7.27%             1.665%             0.489%
               Peter W. Michaels
               Pine Run Community 12 Shadbush
               Doylestown, PA 18901
               NFS LLC FEBO                           4,816.9560            7.00%             1.604%             0.471%
               Kay F. Pike
               286 Kingsfield Dr.
               Souderton, PA 18964-2174

                                                                                                  Percentage of
                                                                                                Outstanding Shares
                                                                                                  of Class Owned
                               Name and                       Number of        Percentage of           Upon
                              Address of                  Outstanding Shares Outstanding Shares  Consummation of
Fund and Class                Shareholder                   of Class Owned     of Class Owned        Merger*
-------------- ------------------------------------------ ------------------ ------------------ ------------------
               NFSC FEBO                                      4,052.2210            5.89%             1.350%
               Nicholas Scott Wynn
               7821 Hemlock Rd.
               Media, PA 19063-1709
   Class C     Merrill Lynch, Pierce, Fenner & Smith Inc.     9,202.4630           20.02%             2.679%
               for the sole benefit of its customers
               Attn: Fund Administration
               4800 Deer Lake Dr. Fl. 3
               Jacksonville, FL 32246-6484
               NFSC FEBO                                      6,451.2980           14.04%             1.878%
               James L. Crist
               4226 Yarmouth Dr.
               Allison Park, PA 15101-1568
               Janney Montgomery Scott LLC                    5,426.8240           11.81%             1.580%
               Mary Katherine Miller
               1801 Market St.
               Philadelphia, PA 19103-1628
               Edward D. Jones & Co. FBO                      5,141.0280           11.18%             1.497%
               Mary Ellen Mundy &
               Paul F. Mundy
               P.O. Box 2500
               Maryland Heights, MO 63043-8500
               First Clearing LLC                             2,912.6210            6.34%             0.848%
               Carole G. Hoch
               6026 Triple Crown Cir.
               Greensburg, PA 15601-9207
               Legg Mason Wood Walker Inc.                    2,500.0000            5.44%             0.728%
               P.O. Box 1476
               Baltimore, MD 21202

                 Percentage of
               Outstanding Shares
                 of Class Owned
                      Upon
                Consummation of
Fund and Class   all Mergers**
-------------- ------------------
                     0.396%



   Class C           1.030%




                     0.722%



                     0.607%



                     0.575%




                     0.326%



                     0.280%



                                                                                                  Percentage of
                                                                                                Outstanding Shares
                                                                                                  of Class Owned
                               Name and                       Number of        Percentage of           Upon
                              Address of                  Outstanding Shares Outstanding Shares  Consummation of
Fund and Class                Shareholder                   of Class Owned     of Class Owned        Merger*
-------------- ------------------------------------------ ------------------ ------------------ ------------------
   Class Z     Bank of America NA                           1,927,997.5480         97.57%             4.106%
               Attn: Funds Accounting (ACI)
               411 North Akard St.
               Dallas, TX 75201-3307

Columbia Intermediate Tax-Exempt Bond Fund
   Class A     Merrill Lynch, Pierce, Fenner & Smith Inc.     309,334.7260         17.32%               N/A
               for the sole benefit of its customers
               Attention Fund Administration
               4800 Deer Lake Drive East Fl. 2
               Jacksonville, FL 32246-6484
               UBS Financial Services Inc. FBO                101,619.9160          5.69%               N/A
               Margaret E. Diponio TTEE
               By Margaret E. Diponio
               14800 Farmington Rd. Ste. 102
               Livonia, MI 48154-5464
               Citigroup Global Markets, Inc.                  92,633.6960          5.19%               N/A
               Attn: Peter Booth
               33 W. 34th St.
               New York, NY 10001-2402
   Class B     Citigroup Global Markets, Inc.                  23,603.8250         10.39%               N/A
               Attn: Peter Booth
               33 W. 34th St.
               New York, NY 10001-2402
               Pershing LLC
               P.O. Box 2052
               Jersey City, NJ 07303-2052
   Class C     Merrill Lynch, Pierce, Fenner & Smith Inc.      98,403.4800         33.68%               N/A
               for the sole benefit of its customers
               Attention Fund Administration
               4800 Deer Lake Drive East Fl. 2
               Jacksonville, FL 32246-6484

                 Percentage of
               Outstanding Shares
                 of Class Owned
                      Upon
                Consummation of
Fund and Class   all Mergers**
-------------- ------------------
   Class Z            0.922%




Columbia Intermediate Tax-Exempt Bond Fund
   Class A            4.356%




                      1.431%




                      1.304%



   Class B           26.968%






   Class C           11.214%





                                                                                         Percentage of      Percentage of
                                                                                       Outstanding Shares Outstanding Shares
                                                                                         of Class Owned     of Class Owned
                           Name and                  Number of        Percentage of           Upon               Upon
                          Address of             Outstanding Shares Outstanding Shares  Consummation of    Consummation of
Fund and Class            Shareholder              of Class Owned     of Class Owned        Merger*         all Mergers**
-------------- --------------------------------- ------------------ ------------------ ------------------ ------------------
               Citigroup Global Markets, Inc.         31,601.6370         10.81%              N/A                3.601%
               Attn: Peter Booth
               33 W. 34th St.
               New York, NY 10001-2402
               A. G. Edwards & Sons FBO               30,761.7000         3.506%              N/A                3.506%
               Richard J. Miele &
               Carmel L. Miele
               1 N. Jefferson Ave.
               St. Louis, MO 63103-2205
   Class Z     Bank of America NA                 34,849,319.0220         78.81%              N/A               16.969%
               Attn: Joan Wray, Funds Accounting
               411 North Akard St.
               Dallas, TX 75201-3307

--------
* Percentage owned assuming completion of the Merger on June 28, 2005. ** Percentage owned assuming completion of all Mergers on June 28, 2005.

                         Appendix C -- Capitalization

   The following table shows on an unaudited basis the capitalization of the Nations Intermediate Municipal Bond Fund, the Nations Kansas Municipal Income Fund, the Columbia Pennsylvania Intermediate Municipal Bond Fund, the Nations Tennessee Intermediate Municipal Bond Fund and the Columbia Intermediate Tax-Exempt Fund as of April 29, 2005, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Nations Intermediate Municipal Bond Fund, the Nations Kansas Municipal Income Fund, the Columbia Pennsylvania Intermediate Municipal Bond Fund and the Nations Tennessee Intermediate Municipal Bond Fund by the Columbia Intermediate Tax-Exempt Fund at net asset value as of that date:

                                                                                 Columbia
                                           Nations     Columbia     Nations    Intermediate
                             Nations       Kansas    Pennsylvania  Tennessee    Tax-Exempt
                           Intermediate   Municipal  Intermediate Intermediate     Fund
                            Municipal      Income     Municipal    Municipal    (Acquiring         Pro Forma
                            Bond Fund       Fund      Bond Fund    Bond Fund      Fund)           Adjustments
                          -------------- ----------- ------------ ------------ ------------ ---------------
Class A/(7)/
Net asset value.......... $           -- $        -- $ 2,105,407  $        --  $ 20,453,334 $    50,678,477/(2)(3)/
Shares outstanding.......             --          --     204,368           --     1,949,152       4,827,641/(3)/
Net asset value per share $           -- $        -- $     10.30  $        --  $      10.49
Class B/(7)/
Net asset value.......... $           -- $        -- $   795,842  $        --  $  2,285,954 $     7,998,654/(2)(4)/
Shares outstanding.......             --          --      77,252           --       217,844         761,138/(4)/
Net asset value per share $           -- $        -- $     10.30  $        --  $      10.49
Class C/(7)/
Net asset value.......... $           -- $        -- $   533,730  $        --  $  3,004,633 $     5,993,632/(2)(5)/
Shares outstanding.......             --          --      51,808           --       286,331         570,465/(5)/
Net asset value per share $           -- $        -- $     10.30  $        --  $      10.49
Class G
Net asset value.......... $           -- $        -- $        --  $        --  $    685,226 $           (63)/(2)/
Shares outstanding.......             --          --          --           --        65,300              --
Net asset value per share $           -- $        -- $        --  $        --  $      10.49
Class T
Net asset value.......... $           -- $        -- $        --  $        --  $ 18,399,248 $        (1,702)/(2)/
Shares outstanding.......             --          --          --           --     1,753,386              --
Net asset value per share $           -- $        -- $        --  $        --  $      10.49
Class Z/(7)/
Net asset value.......... $           -- $        -- $20,520,541  $        --  $453,758,362 $ 1,733,711,317/(2)(6)/
Shares outstanding.......             --          --   1,991,889           --    43,241,702     165,241,080/(6)/
Net asset value per share $           -- $        -- $     10.30  $        --  $      10.49
Investor A/(7)/
Net asset value.......... $   31,029,600 $ 4,193,122 $        --  $15,464,027  $         -- $   (50,686,749)
Shares outstanding.......      3,045,129     417,808          --    1,476,170            -- $    (4,939,107)
Net asset value per share $        10.19 $     10.04 $        --  $     10.48  $         --
Investor B/(7)/
Net asset value.......... $    4,441,019 $   218,570 $        --  $ 3,340,818  $         -- $    (8,000,407)
Shares outstanding.......        435,913      21,806          --      318,875            -- $      (776,594)
Net asset value per share $        10.19 $     10.02 $        --  $     10.48  $         --
Investor C/(7)/
Net asset value.......... $    4,207,956 $   239,476 $        --  $ 1,547,571  $         -- $    (5,995,003)
Shares outstanding.......        412,957      23,921          --      148,464            -- $      (585,342)
Net asset value per share $        10.19 $     10.01 $        --  $     10.42  $         --
Primary A/(7)/
Net asset value.......... $1,636,590,652 $60,798,085 $        --  $36,439,452  $         -- $(1,733,828,189)
Shares outstanding.......    160,595,170   6,057,080          --    3,478,304            -- $  (170,130,554)
Net asset value per share $        10.19 $     10.04 $        --  $     10.48  $         --

                             Columbia
                           Intermediate
                            Tax-Exempt
                               Fund
                            Pro Forma
                          Combined/(1)/
                          --------------
Class A/(7)/
Net asset value.......... $   73,237,218
Shares outstanding.......      6,981,161
Net asset value per share $        10.49
Class B/(7)/
Net asset value.......... $   11,080,450
Shares outstanding.......      1,056,234
Net asset value per share $        10.49
Class C/(7)/
Net asset value.......... $    9,531,995
Shares outstanding.......        908,604
Net asset value per share $        10.49
Class G
Net asset value.......... $      685,163
Shares outstanding.......         65,300
Net asset value per share $        10.49
Class T
Net asset value.......... $   18,397,546
Shares outstanding.......      1,753,386
Net asset value per share $        10.49
Class Z/(7)/
Net asset value.......... $2,207,990,220
Shares outstanding.......    210,474,671
Net asset value per share $        10.49
Investor A/(7)/
Net asset value.......... $           --
Shares outstanding.......             --
Net asset value per share $           --
Investor B/(7)/
Net asset value.......... $           --
Shares outstanding.......             --
Net asset value per share $           --
Investor C/(7)/
Net asset value.......... $           --
Shares outstanding.......             --
Net asset value per share $           --
Primary A/(7)/
Net asset value.......... $           --
Shares outstanding.......             --
Net asset value per share $           --

--------
(1)Assumes the Merger was consummated on April 29, 2005 and is for information purposes only. No assurance can be given as to how many shares of the Columbia Intermediate Tax-Exempt Fund will be received by the shareholders of the Nations Intermediate Municipal Bond Fund, the Nations Kansas Municipal Income Fund, the Columbia Pennsylvania Intermediate Municipal Bond Fund and the Nations Tennessee Intermediate Municipal Bond Fund on the date the Merger takes place, and the foregoing should not be relied upon to reflect the number of shares of the Columbia Intermediate Tax-Exempt Fund that actually will be received on or after such date.

(2)Adjustments reflect one time proxy, accounting, legal and other costs of the Merger of $0, $41,709, $42,192, $0 and $46,132 to be borne by Nations Intermediate Municipal Bond Fund, Nations Kansas Municipal Income Fund, Columbia Pennsylvania Intermediate Municipal Bond Fund, Nations Tennessee Intermediate Municipal Bond Fund and Columbia Intermediate Tax-Exempt Fund, respectively.
(3)Includes net assets and shares from Investor A. Investor A shares will merge into Class A on the date of the Merger.
(4)Includes net assets and shares from Investor B. Investor B shares will merge into Class B on the date of the Merger.
(5)Includes net assets and shares from Investor C. Investor C shares will merge into Class C on the date of the Merger.
(6)Includes net assets and shares from Primary A. Primary A shares will merge into Class Z on the date of the Merger.
(7)Investor A, B, C and Primary A shares of Nations Intermediate Municipal Fund, Nations Kansas Municipal Income Fund and Nations Tennessee Intermediate Municipal Fund and Class A, B, C and Z shares of Columbia Pennsylvania Tax-Exempt Fund are exchanged for Class A, B, C, and Z shares of Columbia Intermediate Tax-Exempt Fund, based on the net asset value per share of Columbia Intermediate Tax-Exempt Fund's Class A, B, C and Z shares, respectively, at the time of the Merger.

                                Capitalization

   The following table shows on an unaudited basis the capitalization of the Nations Kansas Municipal Income Fund, the Columbia Pennsylvania Intermediate Municipal Bond Fund, the Nations Tennessee Intermediate Municipal Bond Fund and the Columbia Intermediate Tax-Exempt Fund as of April 29, 2005, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Nations Kansas Municipal Income Fund, the Columbia Pennsylvania Intermediate Municipal Bond Fund and the Nations Tennessee Intermediate Municipal Bond Fund by the Columbia Intermediate Tax-Exempt Fund at net asset value as of that date:

                                                                                                           Columbia
                                           Columbia     Nations                                          Intermediate
                                         Pennsylvania  Tennessee       Columbia                           Tax-Exempt
                          Nations Kansas Intermediate Intermediate   Intermediate                            Fund
                            Municipal     Municipal    Municipal   Tax-Exempt Fund       Pro Forma        Pro Forma
                           Income Fund    Bond Fund    Bond Fund   (Acquiring Fund)     Adjustments      Combined/(1)/
                          -------------- ------------ ------------ ---------------- ------------         ------------
Class A
Net asset value..........  $        --   $ 2,105,407  $        --    $ 20,453,334   $ 19,648,877/(2)(3)/ $ 42,207,618
Shares outstanding.......           --       204,368           --       1,949,152      1,869,624/(3)/       4,023,144
Net asset value per share  $        --   $     10.30  $        --    $      10.49                        $      10.49
Class B
Net asset value..........  $        --   $   795,842  $        --    $  2,285,954   $  3,557,635/(2)(4)/ $  6,639,431
Shares outstanding.......           --        77,252           --         217,844        337,780/(4)/         632,876
Net asset value per share  $        --   $     10.30  $        --    $      10.49                        $      10.49
Class C
Net asset value..........  $        --   $   533,730  $        --    $  3,004,633   $  1,785,676/(2)(5)/ $  5,324,039
Shares outstanding.......           --        51,808           --         286,331        169,325/(5)/         507,464
Net asset value per share  $        --   $     10.30  $        --    $      10.49                        $      10.49
Class G
Net asset value..........  $        --   $        --  $        --    $    685,226   $        (63)/(2)/   $    685,163
Shares outstanding.......           --            --           --          65,300             --               65,300
Net asset value per share  $        --   $        --  $        --    $      10.49                        $      10.49
Class T
Net asset value..........  $        --   $        --  $        --    $ 18,399,248   $     (1,702)/(2)/   $ 18,397,546
Shares outstanding.......           --            --           --       1,753,386             --            1,753,386
Net asset value per share  $        --   $        --  $        --    $      10.49                        $      10.49
Class Z
Net asset value..........  $        --   $20,520,541  $        --    $453,758,362   $ 97,120,665/(2)(6)/ $571,399,568
Shares outstanding.......           --     1,991,889           --      43,241,702      9,226,718/(6)/      54,460,309
Net asset value per share  $        --   $     10.30  $        --    $      10.49                        $      10.49
Investor A
Net asset value..........  $ 4,193,122   $        --  $15,464,027    $         --   $(19,657,149)        $         --
Shares outstanding.......      417,808            --    1,476,170              --   $ (1,893,978)                  --
Net asset value per share  $     10.04   $        --  $     10.48    $         --                        $         --
Investor B
Net asset value..........  $   218,570   $        --  $ 3,340,818    $         --   $ (3,559,388)        $         --
Shares outstanding.......       21,806            --      318,875              --   $   (340,681)                  --
Net asset value per share  $     10.02   $        --  $     10.48    $         --                        $         --
Investor C
Net asset value..........  $   239,476   $        --  $ 1,547,571    $         --   $ (1,787,047)        $         --
Shares outstanding.......       23,921            --      148,464              --   $   (172,385)                  --
Net asset value per share  $     10.01   $        --  $     10.42    $         --                        $         --
Primary A
Net asset value..........  $60,798,085   $        --  $36,439,452    $         --   $(97,237,537)        $         --
Shares outstanding.......    6,057,080            --    3,478,304              --   $ (9,535,384)                  --
Net asset value per share  $     10.04   $        --  $     10.48    $         --                        $         --

--------
(1)Assumes the Merger was consummated on April 29, 2005 and is for information purposes only. No assurance can be given as to how many shares of the Columbia Intermediate Tax-Exempt Fund will be received by the shareholders of the Nations Kansas Municipal Income Fund, the Columbia Pennsylvania Intermediate Municipal Bond Fund and the Nations Tennessee Intermediate Municipal Bond Fund on the date the Merger takes place, and the foregoing should not be relied upon to reflect the number of shares of the Columbia Intermediate Tax-Exempt Fund that actually will be received on or after such date.

(2)Adjustments reflect one time proxy, accounting, legal and other costs of the Merger of $41,709, $42,192, $0 and $46,132 to be borne by Nations Kansas Municipal Income Fund, Columbia Pennsylvania Intermediate Municipal Bond Fund, Nations Tennessee Intermediate Municipal Bond Fund and Columbia Intermediate Tax-Exempt Fund, respectively.
(3)Includes net assets and shares from Investor A. Investor A shares will merge into Class A on the date of the Merger.
(4)Includes net assets and shares from Investor B. Investor B shares will merge into Class B on the date of the Merger.
(5)Includes net assets and shares from Investor C. Investor C shares will merge into Class C on the date of the Merger.
(6)Includes net assets and shares from Primary A. Primary A shares will merge into Class Z on the date of the Merger.
(7)Investor A, B, C and Primary A shares of Nations Kansas Municipal Income Fund and Nations Tennessee Intermediate Municipal Fund and Class A, B, C and Z shares of Columbia Pennsylvania Tax-Exempt Fund are exchanged for Class A, B, C, and Z shares of Columbia Intermediate Tax-Exempt Fund, based on the net asset value per share of Columbia Intermediate Tax-Exempt Fund's Class A, B, C and Z shares, respectively, at the time of the Merger.

                                Capitalization

   The following table shows on an unaudited basis the capitalization of the Nations Intermediate Municipal Bond Fund, the Columbia Pennsylvania Intermediate Municipal Bond Fund, the Nations Tennessee Intermediate Municipal Bond Fund and the Columbia Intermediate Tax-Exempt Fund as of April 29, 2005, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Nations Intermediate Municipal Bond Fund, the Columbia Pennsylvania Intermediate Municipal Bond Fund and the Nations Tennessee Intermediate Municipal Bond Fund by the Columbia Intermediate Tax-Exempt Fund at net asset value as of that date:

                                                                                                               Columbia
                                           Columbia     Nations                                              Intermediate
                             Nations     Pennsylvania  Tennessee       Columbia                               Tax-Exempt
                           Intermediate  Intermediate Intermediate   Intermediate                                Fund
                            Municipal     Municipal    Municipal   Tax-Exempt Fund         Pro Forma          Pro Forma
                            Bond Fund     Bond Fund    Bond Fund   (Acquiring Fund)       Adjustments       Combined/(1)/
                          -------------- ------------ ------------ ---------------- ---------------         --------------
Class A
Net asset value.......... $           -- $ 2,105,407  $        --    $ 20,453,334   $    46,488,027/(2)(3)/ $   69,046,768
Shares outstanding.......             --     204,368           --       1,949,152         4,428,170/(3)/         6,581,690
Net asset value per share $           -- $     10.30  $        --    $      10.49                           $        10.49
Class B
Net asset value.......... $           -- $   795,842  $        --    $  2,285,954   $     7,780,223/(2)(4)/ $   10,862,019
Shares outstanding.......             --      77,252           --         217,844           740,315/(4)/         1,035,411
Net asset value per share $           -- $     10.30  $        --    $      10.49                           $        10.49
Class C
Net asset value.......... $           -- $   533,730  $        --    $  3,004,633   $     5,754,309/(2)(5)/ $    9,292,672
Shares outstanding.......             --      51,808           --         286,331           547,650/(5)/           885,789
Net asset value per share $           -- $     10.30  $        --    $      10.49                           $        10.49
Class G
Net asset value.......... $           -- $        --  $        --    $    685,226   $           (63)/(2)/   $      685,163
Shares outstanding.......             --          --           --          65,300                --                 65,300
Net asset value per share $           -- $        --  $        --    $      10.49                           $        10.49
Class T
Net asset value.......... $           -- $        --  $        --    $ 18,399,248   $        (1,702)/(2)/   $   18,397,546
Shares outstanding.......             --          --           --       1,753,386                --              1,753,386
Net asset value per share $           -- $        --  $        --    $      10.49                           $        10.49
Class Z
Net asset value.......... $           -- $20,520,541  $        --    $453,758,362   $ 1,672,951,977/(2)(6)/ $2,147,230,880
Shares outstanding.......             --   1,991,889           --      43,241,702       159,448,960/(6)/       204,682,551
Net asset value per share $           -- $     10.30  $        --    $      10.49                           $        10.49
Investor A
Net asset value.......... $   31,029,600 $        --  $15,464,027    $         --   $   (46,493,627)        $           --
Shares outstanding.......      3,045,129          --    1,476,170              --   $    (4,521,299)                    --
Net asset value per share $        10.19 $        --  $     10.48    $         --                           $           --
Investor B
Net asset value.......... $    4,441,019 $        --  $ 3,340,818    $         --   $    (7,781,837)        $           --
Shares outstanding.......        435,913          --      318,875              --   $      (754,788)                    --
Net asset value per share $        10.19 $        --  $     10.48    $         --                           $           --
Investor C
Net asset value.......... $    4,207,956 $        --  $ 1,547,571    $         --   $    (5,755,527)        $           --
Shares outstanding.......        412,957          --      148,464              --   $      (561,421)                    --
Net asset value per share $        10.19 $        --  $     10.42    $         --                           $           --
Primary A
Net asset value.......... $1,636,590,652 $        --  $36,439,452    $         --   $(1,673,030,104)        $           --
Shares outstanding.......    160,595,170          --    3,478,304              --   $  (164,073,474)                    --
Net asset value per share $        10.19 $        --  $     10.48    $         --                           $           --

--------
(1)Assumes the Merger was consummated on April 29, 2005 and is for information purposes only. No assurance can be given as to how many shares of the Columbia Intermediate Tax-Exempt Fund will be received by the shareholders of the Nations Intermediate Municipal Bond Fund, the Columbia Pennsylvania Intermediate Municipal Bond Fund, and the Nations Tennessee Intermediate Municipal Bond Fund on the date the Merger takes place, and the foregoing should not be relied upon to reflect the number of shares of the Columbia Intermediate Tax-Exempt Fund that actually will be received on or after such date.

(2)Adjustments reflect one time proxy, accounting, legal and other costs of the Merger of $0, $42,192, $0 and $46,132 to be borne by Nations Intermediate Municipal Bond Fund, Columbia Pennsylvania Intermediate Municipal Bond Fund, Nations Tennessee Intermediate Municipal Bond Fund and Columbia Intermediate Tax-Exempt Fund, respectively.
(3)Includes net assets and shares from Investor A. Investor A shares will merge into Class A on the date of the Merger.
(4)Includes net assets and shares from Investor B. Investor B shares will merge into Class B on the date of the Merger.
(5)Includes net assets and shares from Investor C. Investor C shares will merge into Class C on the date of the Merger.
(6)Includes net assets and shares from Primary A. Primary A shares will merge into Class Z on the date of the Merger.
(7)Investor A, B, C and Primary A shares of Nations Intermediate Municipal Fund and Nations Tennessee Intermediate Municipal Fund and Class A, B, C and Z shares of Columbia Pennsylvania Tax-Exempt Fund are exchanged for Class A, B, C, and Z shares of Columbia Intermediate Tax-Exempt Fund, based on the net asset value per share of Columbia Intermediate Tax-Exempt Fund's Class A, B, C and Z shares, respectively, at the time of the Merger.

                                Capitalization

   The following table shows on an unaudited basis the capitalization of the Nations Intermediate Municipal Bond Fund, the Nations Kansas Municipal Income Fund, the Nations Tennessee Intermediate Municipal Bond Fund and the Columbia Intermediate Tax-Exempt Fund as of April 29, 2005, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Nations Intermediate Municipal Bond Fund, the Nations Kansas Municipal Income Fund, and the Nations Tennessee Intermediate Municipal Bond Fund by the Columbia Intermediate Tax-Exempt Fund at net asset value as of that date:

                                                          Nations                                                Columbia
                             Nations                     Tennessee       Columbia                              Intermediate
                           Intermediate  Nations Kansas Intermediate   Intermediate                           Tax-Exempt Fund
                            Municipal      Municipal     Municipal   Tax-Exempt Fund         Pro Forma           Pro Forma
                            Bond Fund     Income Fund    Bond Fund   (Acquiring Fund)       Adjustments        Combined/(1)/
                          -------------- -------------- ------------ ---------------- ---------------         ---------------
Class A
Net asset value.......... $           --  $        --   $        --    $ 20,453,334   $    50,682,185/(2)(3)/ $   71,135,519
Shares outstanding.......             --           --            --       1,949,152         4,831,657/(3)/         6,780,809
Net asset value per share $           --  $        --   $        --    $      10.49                           $        10.49
Class B
Net asset value.......... $           --  $        --   $        --    $  2,285,954   $     8,000,056/(2)(4)/ $   10,286,010
Shares outstanding.......             --           --            --         217,844           762,657/(4)/           980,501
Net asset value per share $           --  $        --   $        --    $      10.49                           $        10.49
Class C
Net asset value.......... $           --  $        --   $        --    $  3,004,633   $     5,994,572/(2)(5)/ $    8,999,205
Shares outstanding.......             --           --            --         286,331           571,482/(5)/           857,813
Net asset value per share $           --  $        --   $        --    $      10.49                           $        10.49
Class G
Net asset value.......... $           --  $        --   $        --    $    685,226   $           (63)/(2)/   $      685,163
Shares outstanding.......             --           --            --          65,300                --                 65,300
Net asset value per share $           --  $        --   $        --    $      10.49                           $        10.49
Class T
Net asset value.......... $           --  $        --   $        --    $ 18,399,248   $        (1,702)/(2)/   $   18,397,546
Shares outstanding.......             --           --            --       1,753,386                --              1,753,386
Net asset value per share $           --  $        --   $        --    $      10.49                           $        10.49
Class Z
Net asset value.......... $           --  $        --   $        --    $453,758,362   $ 1,733,747,459/(2)(6)/ $2,187,505,821
Shares outstanding.......             --           --            --      43,241,702       165,280,214/(6)/       208,521,916
Net asset value per share $           --  $        --   $        --    $      10.49                           $        10.49
Investor A
Net asset value.......... $   31,029,600  $ 4,193,122   $15,464,027    $         --   $   (50,686,749)        $           --
Shares outstanding.......      3,045,129      417,808     1,476,170              --   $    (4,939,107)                    --
Net asset value per share $        10.19  $     10.04   $     10.48    $         --                           $           --
Investor B
Net asset value.......... $    4,441,019  $   218,570   $ 3,340,818    $         --   $    (8,000,407)        $           --
Shares outstanding.......        435,913       21,806       318,875              --   $      (776,594)                    --
Net asset value per share $        10.19  $     10.02   $     10.48    $         --                           $           --
Investor C
Net asset value.......... $    4,207,956  $   239,476   $ 1,547,571    $         --   $    (5,995,003)        $           --
Shares outstanding.......        412,957       23,921       148,464              --   $      (585,342)                    --
Net asset value per share $        10.19  $     10.01   $     10.42    $         --                           $           --
Primary A
Net asset value.......... $1,636,590,652  $60,798,085   $36,439,452    $         --   $(1,733,828,189)        $           --
Shares outstanding.......    160,595,170    6,057,080     3,478,304              --   $  (170,130,554)                    --
Net asset value per share $        10.19  $     10.04   $     10.48    $         --                           $           --

--------
(1)Assumes the Merger was consummated on April 29, 2005 and is for information purposes only. No assurance can be given as to how many shares of the Columbia Intermediate Tax-Exempt Fund will be received by the shareholders of the Nations Intermediate Municipal Bond Fund, the Nations Kansas Municipal Income Fund, and the Nations Tennessee Intermediate Municipal Bond Fund on the date the Merger takes place, and the foregoing should not be relied upon to reflect the number of shares of the Columbia Intermediate Tax-Exempt Fund that actually will be received on or after such date.

(2)Adjustments reflect one time proxy, accounting, legal and other costs of the Merger of $0, $41,709, $0 and $46,132 to be borne by Nations Intermediate Municipal Bond Fund, Nations Kansas Municipal Income Fund, Nations Tennessee Intermediate Municipal Bond Fund and Columbia Intermediate Tax-Exempt Fund, respectively.
(3)Includes net assets and shares from Investor A. Investor A shares will merge into Class A on the date of the Merger.
(4)Includes net assets and shares from Investor B. Investor B shares will merge into Class B on the date of the Merger.
(5)Includes net assets and shares from Investor C. Investor C shares will merge into Class C on the date of the Merger.
(6)Includes net assets and shares from Primary A. Primary A shares will merge into Class Z on the date of the Merger.
(7)Investor A, B, C and Primary A shares of Nations Intermediate Municipal Fund, Nations Kansas Municipal Income Fund and Nations Tennessee Intermediate Municipal Fund are exchanged for Class A, B, C, and Z shares of Columbia Intermediate Tax-Exempt Fund, based on the net asset value per share of Columbia Intermediate Tax-Exempt Fund's Class A, B, C and Z shares, respectively, at the time of the Merger.

                                Capitalization

   The following table shows on an unaudited basis the capitalization of the Nations Kansas Municipal Income Fund, the Nations Tennessee Intermediate Municipal Bond Fund and the Columbia Intermediate Tax-Exempt Fund as of April 29, 2005, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Nations Kansas Municipal Income Fund, and the Nations Tennessee Intermediate Municipal Bond Fund by the Columbia Intermediate Tax-Exempt Fund at net asset value as of that date:

                                                                                                    Columbia
                                         Nations Tennessee     Columbia                           Intermediate
                          Nations Kansas   Intermediate      Intermediate                        Tax-Exempt Fund
                            Municipal        Municipal     Tax-Exempt Fund       Pro Forma          Pro Forma
                           Income Fund       Bond Fund     (Acquiring Fund)     Adjustments       Combined/(1)/
                          -------------- ----------------- ---------------- ------------         ---------------
Class A
Net asset value..........  $        --      $        --      $ 20,453,334   $ 19,652,585/(2)(3)/  $ 40,105,919
Shares outstanding.......           --               --         1,949,152      1,873,639/(3)/        3,822,791
Net asset value per share  $        --      $        --      $      10.49                         $      10.49
Class B
Net asset value..........  $        --      $        --      $  2,285,954   $  3,559,037/(2)(4)/  $  5,844,991
Shares outstanding.......           --               --           217,844        339,299/(4)/          557,143
Net asset value per share  $        --      $        --      $      10.49                         $      10.49
Class C
Net asset value..........  $        --      $        --      $  3,004,633   $  1,786,616/(2)(5)/  $  4,791,249
Shares outstanding.......           --               --           286,331        170,343/(5)/          456,674
Net asset value per share  $        --      $        --      $      10.49                         $      10.49
Class G
Net asset value..........  $        --      $        --      $    685,226   $        (63)/(2)/    $    685,163
Shares outstanding.......           --               --            65,300             --                65,300
Net asset value per share  $        --      $        --      $      10.49                         $      10.49
Class T
Net asset value..........  $        --      $        --      $ 18,399,248   $     (1,702)/(2)/    $ 18,397,546
Shares outstanding.......           --               --         1,753,386             --             1,753,386
Net asset value per share  $        --      $        --      $      10.49                         $      10.49
Class Z
Net asset value..........  $        --      $        --      $453,758,362   $ 97,156,807/(2)(6)/  $550,915,169
Shares outstanding.......           --               --        43,241,702      9,265,852/(6)/       52,507,554
Net asset value per share  $        --      $        --      $      10.49                         $      10.49
Investor A
Net asset value..........  $ 4,193,122      $15,464,027      $         --   $(19,657,149)         $         --
Shares outstanding.......      417,808        1,476,170                --   $ (1,893,978)                   --
Net asset value per share  $     10.04      $     10.48      $         --                         $         --
Investor B
Net asset value..........  $   218,570      $ 3,340,818      $         --   $ (3,559,388)         $         --
Shares outstanding.......       21,806          318,875                --   $   (340,681)                   --
Net asset value per share  $     10.02      $     10.48      $         --                         $         --
Investor C
Net asset value..........  $   239,476      $ 1,547,571      $         --   $ (1,787,047)         $         --
Shares outstanding.......       23,921          148,464                --   $   (172,385)                   --
Net asset value per share  $     10.01      $     10.42      $         --                         $         --
Primary A
Net asset value..........  $60,798,085      $36,439,452      $         --   $(97,237,537)         $         --
Shares outstanding.......    6,057,080        3,478,304                --   $ (9,535,384)                   --
Net asset value per share  $     10.04      $     10.48      $         --                         $         --

--------
(1)Assumes the Merger was consummated on April 29, 2005 and is for information purposes only. No assurance can be given as to how many shares of the Columbia Intermediate Tax-Exempt Fund will be received by the shareholders of the Nations Kansas Municipal Income Fund, and the Nations Tennessee Intermediate Municipal Bond Fund on the date the Merger takes place, and the foregoing should not be relied upon to reflect the number of shares of the Columbia Intermediate Tax-Exempt Fund that actually will be received on or after such date.
(2)Adjustments reflect one time proxy, accounting, legal and other costs of the Merger of $41,709, $0 and $46,132 to be borne by Nations Kansas Municipal Income Fund, Nations Tennessee Intermediate Municipal Bond Fund and Columbia Intermediate Tax-Exempt Fund, respectively.

(3)Includes net assets and shares from Investor A. Investor A shares will merge into Class A on the date of the Merger.
(4)Includes net assets and shares from Investor B. Investor B shares will merge into Class B on the date of the Merger.
(5)Includes net assets and shares from Investor C. Investor C shares will merge into Class C on the date of the Merger.
(6)Includes net assets and shares from Primary A. Primary A shares will merge into Class Z on the date of the Merger.
(7)Investor A, B, C and Primary A shares of Nations Kansas Municipal Income Fund and Nations Tennesee Intermediate Municipal Fund are exchanged for Class A, B, C, and Z shares of Columbia Intermediate Tax-Exempt Fund, based on the net asset value per share of Columbia Intermediate Tax-Exempt Fund's Class A, B, C and Z shares, respectively, at the time of the Merger.

                                Capitalization

   The following table shows on an unaudited basis the capitalization of the Nations Intermediate Municipal Bond Fund, the Nations Tennessee Intermediate Municipal Bond Fund and the Columbia Intermediate Tax-Exempt Fund as of April 29, 2005, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Nations Intermediate Municipal Bond Fund and the Nations Tennessee Intermediate Municipal Bond Fund by the Columbia Intermediate Tax-Exempt Fund at net asset value as of that date:

                                           Nations                                                Columbia
                             Nations      Tennessee       Columbia                              Intermediate
                           Intermediate  Intermediate   Intermediate                           Tax-Exempt Fund
                            Municipal     Municipal   Tax-Exempt Fund         Pro Forma           Pro Forma
                            Bond Fund     Bond Fund   (Acquiring Fund)       Adjustments        Combined/(1)/
                          -------------- ------------ ---------------- ---------------         ---------------
Class A
Net asset value.......... $           -- $        --    $ 20,453,334   $    46,491,735/(2)(3)/ $   66,945,069
Shares outstanding.......             --          --       1,949,152         4,432,186/(3)/         6,381,338
Net asset value per share $           -- $        --    $      10.49                           $        10.49
Class B
Net asset value.......... $           -- $        --    $  2,285,954   $     7,781,625/(2)(4)/ $   10,067,579
Shares outstanding.......             --          --         217,844           741,834/(4)/           959,678
Net asset value per share $           -- $        --    $      10.49                           $        10.49
Class C
Net asset value.......... $           -- $        --    $  3,004,633   $     5,755,249/(2)(5)/ $    8,759,882
Shares outstanding.......             --          --         286,331           548,668/(5)/           834,999
Net asset value per share $           -- $        --    $      10.49                           $        10.49
Class G
Net asset value.......... $           -- $        --    $    685,226   $           (63)/(2)/   $      685,163
Shares outstanding.......             --          --          65,300                --                 65,300
Net asset value per share $           -- $        --    $      10.49                           $        10.49
Class T
Net asset value.......... $           -- $        --    $ 18,399,248   $        (1,702)/(2)/   $   18,397,546
Shares outstanding.......             --          --       1,753,386                --              1,753,386
Net asset value per share $           -- $        --    $      10.49                           $        10.49
Class Z
Net asset value.......... $           -- $        --    $453,758,362   $ 1,672,988,119/(2)(6)/ $2,126,746,481
Shares outstanding.......             --          --      43,241,702       159,488,094/(6)/       202,729,796
Net asset value per share $           -- $        --    $      10.49                           $        10.49
Investor A
Net asset value.......... $   31,029,600 $15,464,027    $         --   $   (46,493,627)        $           --
Shares outstanding.......      3,045,129   1,476,170              --   $    (4,521,299)                    --
Net asset value per share $        10.19 $     10.48    $         --                           $           --
Investor B
Net asset value.......... $    4,441,019 $ 3,340,818    $         --   $    (7,781,837)        $           --
Shares outstanding.......        435,913     318,875              --   $      (754,788)                    --
Net asset value per share $        10.19 $     10.48    $         --                           $           --
Investor C
Net asset value.......... $    4,207,956 $ 1,547,571    $         --   $    (5,755,527)        $           --
Shares outstanding.......        412,957     148,464              --   $      (561,421)                    --
Net asset value per share $        10.19 $     10.42    $         --                           $           --
Primary A
Net asset value.......... $1,636,590,652 $36,439,452    $         --   $(1,673,030,104)        $           --
Shares outstanding.......    160,595,170   3,478,304              --   $  (164,073,474)                    --
Net asset value per share $        10.19 $     10.48    $         --                           $           --

--------
(1)Assumes the Merger was consummated on April 29, 2005 and is for information purposes only. No assurance can be given as to how many shares of the Columbia Intermediate Tax-Exempt Fund will be received by the shareholders of the Nations Intermediate Municipal Bond Fund and the Nations Tennessee Intermediate Municipal Bond Fund on the date the Merger takes place, and the foregoing should not be relied upon to reflect the number of shares of the Columbia Intermediate Tax-Exempt Fund that actually will be received on or after such date.
(2)Adjustments reflect one time proxy, accounting, legal and other costs of the Merger of $0, $0 and $46,132 to be borne by Nations Intermediate Municipal Bond Fund, Nations Tennessee Intermediate Municipal Bond Fund and Columbia Intermediate Tax-Exempt Fund, respectively.

(3)Includes net assets and shares from Investor A. Investor A shares will merge into Class A on the date of the Merger.
(4)Includes net assets and shares from Investor B. Investor B shares will merge into Class B on the date of the Merger.
(5)Includes net assets and shares from Investor C. Investor C shares will merge into Class C on the date of the Merger.
(6)Includes net assets and shares from Primary A. Primary A shares will merge into Class Z on the date of the Merger.
(7)Investor A, B, C and Primary A shares of Nations Intermediate Municipal Fund and Nations Tennessee Intermediate Municipal Fund are exchanged for Class A, B, C, and Z shares of Columbia Intermediate Tax-Exempt Fund, based on the net asset value per share of Columbia Intermediate Tax-Exempt Fund's Class A, B, C and Z shares, respectively, at the time of the Merger.

                                Capitalization

   The following table shows on an unaudited basis the capitalization of the Nations Intermediate Municipal Bond Fund, the Columbia Pennsylvania Intermediate Municipal Bond Fund and the Columbia Intermediate Tax-Exempt Fund as of April 29, 2005, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Nations Intermediate Municipal Bond Fund and the Columbia Pennsylvania Intermediate Municipal Bond Fund by the Columbia Intermediate Tax-Exempt Fund at net asset value as of that date:

                                           Columbia                                               Columbia
                             Nations     Pennsylvania     Columbia                              Intermediate
                           Intermediate  Intermediate   Intermediate                           Tax-Exempt Fund
                            Municipal     Municipal   Tax-Exempt Fund         Pro Forma           Pro Forma
                            Bond Fund     Bond Fund   (Acquiring Fund)       Adjustments        Combined/(1)/
                          -------------- ------------ ---------------- ---------------         ---------------
Class A
Net asset value.......... $           -- $ 2,105,407    $ 20,453,334   $    31,024,000/(2)(3)/ $   53,582,741
Shares outstanding.......             --     204,368       1,949,152         2,954,002/(3)/         5,107,522
Net asset value per share $           -- $     10.30    $      10.49                           $        10.49
Class B
Net asset value.......... $           -- $   795,842    $  2,285,954   $     4,439,405/(2)(4)/ $    7,521,201
Shares outstanding.......             --      77,252         217,844           421,838/(4)/           716,934
Net asset value per share $           -- $     10.30    $      10.49                           $        10.49
Class C
Net asset value.......... $           -- $   533,730    $  3,004,633   $     4,206,738/(2)(5)/ $    7,745,101
Shares outstanding.......             --      51,808         286,331           400,122/(5)/           738,261
Net asset value per share $           -- $     10.30    $      10.49                           $        10.49
Class G
Net asset value.......... $           -- $        --    $    685,226   $           (63)/(2)/   $      685,163
Shares outstanding.......             --          --          65,300                --                 65,300
Net asset value per share $           -- $        --    $      10.49                           $        10.49
Class T
Net asset value.......... $           -- $        --    $ 18,399,248   $        (1,702)/(2)/   $   18,397,546
Shares outstanding.......             --          --       1,753,386                --              1,753,386
Net asset value per share $           -- $        --    $      10.49                           $        10.49
Class Z
Net asset value.......... $           -- $20,520,541    $453,758,362   $ 1,636,512,525/(2)(6)/ $2,110,791,428
Shares outstanding.......             --   1,991,889      43,241,702       155,975,227/(6)/       201,208,818
Net asset value per share $           -- $     10.30    $      10.49                           $        10.49
Investor A
Net asset value.......... $   31,029,600 $        --    $         --   $   (31,029,600)        $           --
Shares outstanding.......      3,045,129          --              --   $    (3,045,129)                    --
Net asset value per share $        10.19 $        --    $         --                           $           --
Investor B
Net asset value.......... $    4,441,019 $        --    $         --   $    (4,441,019)        $           --
Shares outstanding.......        435,913          --              --   $      (435,913)                    --
Net asset value per share $        10.19 $        --    $         --                           $           --
Investor C
Net asset value.......... $    4,207,956 $        --    $         --   $    (4,207,956)        $           --
Shares outstanding.......        412,957          --              --   $      (412,957)                    --
Net asset value per share $        10.19 $        --    $         --                           $           --
Primary A
Net asset value.......... $1,636,590,652 $        --    $         --   $(1,636,590,652)        $           --
Shares outstanding.......    160,595,170          --              --   $  (160,595,170)                    --
Net asset value per share $        10.19 $        --    $         --                           $           --

--------
(1)Assumes the Merger was consummated on April 29, 2005 and is for information purposes only. No assurance can be given as to how many shares of the Columbia Intermediate Tax-Exempt Fund will be received by the shareholders of the Nations Intermediate Municipal Bond Fund and the Columbia Pennsylvania Intermediate Municipal Bond Fund on the date the Merger takes place, and the foregoing should not be relied upon to reflect the number of shares of the Columbia Intermediate Tax-Exempt Fund that actually will be received on or after such date.

(2)Adjustments reflect one time proxy, accounting, legal and other costs of the Merger of $0, $42,192 and $46,132 to be borne by Nations Intermediate Municipal Bond Fund, Columbia Pennsylvania Intermediate Municipal Bond Fund and Columbia Intermediate Tax-Exempt Fund, respectively.
(3)Includes net assets and shares from Investor A. Investor A shares will merge into Class A on the date of the Merger.
(4)Includes net assets and shares from Investor B. Investor B shares will merge into Class B on the date of the Merger.
(5)Includes net assets and shares from Investor C. Investor C shares will merge into Class C on the date of the Merger.
(6)Includes net assets and shares from Primary A. Primary A shares will merge into Class Z on the date of the Merger.
(7)Investor A, B, C and Primary A shares of Nations Intermediate Municipal Fund and Class A, B, C, and Z shares of Columbia Pennsylvania Tax-Exempt Fund are exchanged for Class A, B, C, and Z shares of Columbia Intermediate Tax-Exempt Fund, based on the net asset value per share of Columbia Intermediate Tax-Exempt Fund's Class A, B, C and Z shares, respectively, at the time of the Merger.

          Appendix D -- Information Applicable to the Acquiring Fund

   Below is information regarding the Acquiring Fund (this information does not reflect the modifications to the purchase, redemption and exchange procedures of the Acquiring Fund that are expected to occur in connection with the consolidation of certain service providers to the Columbia Funds and Nations Funds prior to the Mergers):

PRINCIPAL INVESTMENT RISKS

   The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. Shareholders may lose money by investing in the Fund.

   Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of a shareholder's investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

   Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

   Because the Fund may invest in special revenue obligations, including asset-backed securities and debt securities issued by private entities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security or the entity responsible for payment of a special revenue obligation, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

   Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in asset-backed and mortgage-backed securities. With respect to investments in mortgage-backed securities, prepayment risk is the possibility that, as prevailing interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, asset-backed and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, asset-backed and mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

   Tax-exempt bonds are subject to special risks. Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some of these bonds taxable. Bonds that are backed by the issuer's taxing authority, known as general obligation bonds, may depend for payment on legislative appropriation and/or aid from other governments. These bonds may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. Other tax-exempt bonds, known as special revenue obligations, are payable from revenues earned by a particular project or other revenue source. These bonds are subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or the private company backing the project, rather than to the credit of the state or local government issuer of the bonds.

   The interest income distributed by the Fund from certain tax-exempt bonds may be subject to the federal alternative minimum tax for individuals and corporations. As a fundamental policy that cannot be changed without shareholder approval, the Fund may not invest more than 20% of its total assets in bonds subject to the alternative minimum tax. Shareholders should consult their tax advisors for more information.

   Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also cause the Fund to receive taxable income, which could increase the amount of taxes payable by shareholders. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative strategies, see the Statement of Additional Information.

HOW TO BUY SHARES

   A financial advisor can help establish an appropriate investment portfolio, buy shares and monitor investments. When the Fund receives purchase requests in "good form," shares will be bought at the next calculated public offering price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect a shareholder's order. For example "good form" may mean that a shareholder has properly placed his or her order with his or her financial advisor or the Fund's transfer agent has received his or her completed application, including all necessary signatures. The USA PATRIOT ACT may require us to obtain certain personal information which we will use to verify a shareholder's identity. If a shareholder does not provide the information, we may not be able to open the account. If we are unable to verify customer information, we reserve the right to close an account or take such other steps as we deem reasonable.

Initial Investment Minimums:

                        Initial Investment....... $1,000
                        Automatic Investment Plan $   50
                        Retirement Plan.......... $   25

   The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

Outlined below are the various options for buying shares:

Method            Instructions
------            ------------------------------------------------------------------------------------------------
Through a         A financial advisor can help establish an account and buy Fund shares on a shareholder's financial advisor behalf. To receive the current trading day's price, a financial advisor must receive a request prior to the close of regular trading on the New York Stock Exchange (NYSE), usually
                  4:00 p.m. Eastern time. A financial advisor may charge fees for executing the purchase.

By check          For new accounts, send a completed application and check made payable to the Fund to the
(new account)     transfer agent, Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By check          For existing accounts, fill out and return the additional investment stub included in an account
(existing         statement, or send a letter of instruction including the Fund name and account number with a
account)          check made payable to the Fund to Columbia Funds Services, Inc., P.O. Box 8081, Boston,
                  MA 02266-8081.

Method          Instructions
------          -----------------------------------------------------------------------------------------------

By exchange     A financial advisor may acquire shares of the Fund by exchanging shares of a different fund distributed by Columbia Funds Distributor, Inc. for shares of the same class (and, in some cases, certain other classes) of the Fund at no additional cost. There may be an additional sales charge if exchanging from a money market fund. To exchange by telephone, call 1-800-422-3737.

By wire         Shares of the Fund may be purchased by wiring money from a bank account to a Fund account. To wire funds to a Fund account, call 1-800-422-3737 for wiring instructions.

By electronic   Shares of the Fund may be purchased by electronically transferring money from a bank account funds transfer  to a Fund account by calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." This feature must set up this feature prior to the telephone request. Be sure to complete the appropriate section of the application.

Automatic       Monthly or quarterly investments may be made automatically from a bank account to a Fund investment plan account. Pre-authorized amounts may be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.

Automated       Shares of the Fund may be purchased by exchanging $100 or more each month from another
dollar cost     fund for shares of the same class of the Fund at no additional cost. Exchanges will continue so
averaging       long as the fund balance is sufficient to complete the transfers. This program may be terminated or the amount of the exchange changed (subject to the $100 minimum) by calling
                1-800-345-6611. There may be an additional sales charge if exchanging from a money market fund. Be sure to complete the appropriate section of the account application for this feature.

By dividend     Dividends distributed by another fund may be automatically invested into the same class of diversification shares (and, in some cases, certain other classes) of the Fund at no additional sales charge.
                There may be an additional sales charge if exchanging from a money market fund. To invest dividends in the Fund, call 1-800-345-6611.

CLASS Z ELIGIBLE INVESTORS

   Only Eligible Investors may purchase Class Z shares, directly or by exchange. The Eligible Investors described below are subject to different minimum initial investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

  . Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Funds Distributor, Inc. who holds Class Z shares; (ii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iii) who purchased certain no-load shares of funds merged with funds distributed by Columbia Funds Distributor, Inc.;

  . Any trustee or director (or family member of a trustee or director) of any fund distributed by Columbia Funds Distributor, Inc.; and

  . Any employee (or family member of an employee) of former FleetBoston Financial Corporation or its subsidiaries.

$100,000 minimum initial investment

  . Clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee; and

  . Any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.

No minimum initial investment

  . Any client of Fleet National Bank or a subsidiary (for shares purchased through an asset management trust, retirement plan administration or similar arrangement with Fleet National Bank or the subsidiary);

  . A retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from Columbia Funds Distributor, Inc. or through a third-party broker-dealer;

  . Investors purchasing through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code; and

  . Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

   The Fund reserves the right to change the criteria for Eligible Investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $50 minimum purchase. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

SALES CHARGES

   A shareholder may be subject to an initial sales charge when purchasing, or a contingent deferred sales charge (CDSC) when selling, Class A, Class B or Class C shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information.

   Purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

Choosing a Share Class

   The Fund offers six classes of shares--Class A, Class B, Class C, Class G, Class T and Class Z. Determining which share class is best for a shareholder depends on the dollar amount being invested and the number of years for which a shareholder is willing to invest. If a financial advisor does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on a shareholder's personal situation, a financial advisor can help decide which class of shares is most appropriate.

Class A Shares

   Purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of an initial investment when opening an account. The sales charge paid on an additional investment is based on the total amount of purchase and the current value of an account. Shares purchased with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to a financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount invested as shown in the table below.

Class A Sales Charges

                                                                   % of
                                                              offering price
                                      As a % of                retained by
                                      the public   As a % of    financial
   Amount purchased                 offering price investment    advisor
   ----------------                 -------------- ---------- --------------
   Less than $50,000...............      4.75         4.99         4.25
   $50,000 to less than $100,000...      4.50         4.71         4.00
   $100,000 to less than $250,000..      3.50         3.63         3.00
   $250,000 to less than $500,000..      2.50         2.56         2.00
   $500,000 to less than $1,000,000      2.00         2.04         1.75
   $1,000,000 or more..............      0.00         0.00         0.00

   Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring an account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

   For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

Purchases Over $1 Million

                Amount purchased                    Commission %
                ----------------                    ------------
                Less than $3 million...............     1.00
                $3 million to less than $5 million.     0.80
                $5 million to less than $25 million     0.50
                $25 million or more................     0.25

   The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

   For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

Understanding Contingent Deferred Sales Charges

   Certain investments in Class A, Class B and Class C shares are subject to a CDSC, a sales charge applied at the time a shareholder sells shares. A shareholder will pay the CDSC only on shares sold within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares purchased with reinvested dividends or other distributions are not subject to a CDSC. When placing an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those held the longest.

Reduced Sales Charges for Larger Investments

A. What are the principal ways to obtain a breakpoint discount?

   There are two principal ways a shareholder may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.

   Rights of Accumulation. The value of eligible accounts (regardless of class) maintained by a shareholder and each member of the shareholder's immediate family may be combined with the value of the shareholder's current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for the shareholder's current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

   Statement of Intent. A shareholder also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, the shareholder would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If Statement of Intent purchases are not completed within 13 months, a shareholder will be charged the applicable sales charge on the amount invested to that date. To calculate the total value of a shareholder's Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. A shareholder must retain all records necessary to substantiate historic costs because the Fund and the shareholder's financial intermediary may not maintain this information. Upon request, a Statement of Intent may apply to purchases made 90 days prior to the date the Statement of Intent is received by the Fund.

B. What accounts are eligible for breakpoint discounts?

   The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

  .   Individual accounts

  .   Joint accounts

  .   Certain IRA accounts

  .   Certain trusts

  .   UTMA/UGMA accounts

   For the purposes of obtaining a breakpoint discount, members of a shareholder's "immediate family" include the shareholder's spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of the dealer or other financial intermediary through which a shareholder owns Columbia fund shares. The value of an investment in a Columbia money market fund held in an eligible account may be aggregated with investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission. For purposes of obtaining either breakpoint discount, purchases of Galaxy money market funds are not included.

C. How does one obtain a breakpoint discount?

   The steps necessary to obtain a breakpoint discount depend on how an account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, a shareholder must notify the shareholder's financial advisor at the time the shareholder purchases shares of the existence of each eligible account maintained by the shareholder or the shareholder's immediate family. It is the sole responsibility of a financial advisor to ensure that a shareholder receives discounts for which the shareholder is eligible and the

Fund is not responsible for a financial advisor's failure to apply the eligible discount to the shareholder's account. A shareholder may be asked by the Fund or the shareholder's financial advisor for account statements or other records to verify the shareholder's discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of the shareholder's immediate family. If a shareholder owns shares exclusively through an account maintained with the Fund's transfer agent, Columbia Funds Services, Inc., the shareholder will need to provide the foregoing information to a Columbia Funds Services, Inc. representative at the time the shareholder purchase shares.

D. How can one obtain more information about breakpoint discounts?

   Certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

Class B Shares

   Purchases of Class B shares are made at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable charts below. The CDSC generally declines each year and eventually disappears over time. The distributor pays financial advisors an up-front commission on sales of Class B shares as described in the charts below.

Purchases of less than $250,000:

                                               % deducted when
                 Holding period after purchase shares are sold
                 ----------------------------- ---------------
                     Through first year.......      5.00
                     Through second year......      4.00
                     Through third year.......      3.00
                     Through fourth year......      3.00
                     Through fifth year.......      2.00
                     Through sixth year.......      1.00
                     Longer than six years....      0.00

   Commission to financial advisors is 4.00%.

   Automatic conversion to Class A shares occurs eight years after purchase.

   A shareholder can pay a lower CDSC and reduce the period during which a CDSC would apply when making purchases of Class B shares through a financial advisor that participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors, purchases of Class B shares must be less than $250,000. Consult a financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, Rights of Accumulation (as described above) apply, so that if the combined value of the eligible Fund accounts in all classes maintained by a shareholder and each member of the shareholder's immediate family (as defined above), together with the value of the shareholder's current purchase, is at or above a discount level, the shareholder's current purchase will be subject to a lower CDSC and the applicable reduced holding period, provided that the shareholder has notified the shareholder's financial advisor in writing of the identity of such other accounts and the shareholder's relationship to the other account holders. It is the sole responsibility of a financial advisor to ensure that a shareholder receives discounts for which the shareholder is eligible and the Fund is not responsible for a financial advisor's failure to apply the eligible discount to the shareholder's account. A shareholder may be asked by the Fund or the shareholder's financial advisor for account statements or other records to verify the shareholder's discount eligibility, including, when applicable, records for accounts opened with a different financial advisor and records of accounts established by members of the shareholder's immediate family. This Class B share discount program for larger purchases (as further described in the charts below) is not applicable to Class B shares received by former Galaxy Fund Prime B shareholders in connection with the reorganization of the former Galaxy Fund.

Purchases of $250,000 to less than $500,000:

                                               % deducted when
                 Holding period after purchase shares are sold
                 ----------------------------- ---------------
                    Through first year........      3.00
                    Through second year.......      2.00
                    Through third year........      1.00
                    Longer than three years...      0.00

   Commission to financial advisors is 2.50%.

   Automatic conversion to Class A shares occurs four years after purchase.

Purchases of $500,000 to less than $1 million:

                                               % deducted when
                 Holding period after purchase shares are sold
                 ----------------------------- ---------------
                      Through first year......      3.00
                      Through second year.....      2.00
                      Through third year......      1.00

   Commission to financial advisors is 1.75%.

   Automatic conversion to Class A shares occurs three years after purchase.

   If a shareholder exchanges into a fund participating in the Class B share discount program or transfer a fund account from a financial advisor that does not participate in the program to one that does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. A financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If a shareholder exchanges from a participating fund or transfers his or her account from a financial advisor that does participate in the program into a non-participating fund or to a financial advisor that does not participate in the program, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the nonparticipating financial advisor.

Class C Shares

   Purchases of Class C shares are made at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, a shareholder may sell them at any time without paying a CDSC. The distributor pays the shareholder's financial advisor an up-front commission of 1.00% on sales of Class C shares.

Class C Shares Charges

                                               % deducted when
                 Holding period after purchase shares are sold
                 ----------------------------- ---------------
                     Through first year.......      1.00
                     Longer than one year.....      0.00

HOW TO EXCHANGE SHARES

   A shareholder may exchange his or her Class A, Class B or Class C shares of the Fund for shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If a shareholder's shares are subject to a CDSC, the shareholder will not be charged a CDSC upon the exchange. However, when a shareholder sells the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when the shareholder originally purchased the shares the shareholder is exchanging. For purposes of computing the CDSC, the length of time a shareholder has owned shares will be computed from the date of the shareholder's original purchase and the applicable CDSC will be the CDSC of the original fund. A shareholder may exchange the shareholder's Class Z shares of the Fund for Class Z or Class A (only if Class C is not offered) shares of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. Unless a shareholder's account is part of a tax-deferred retirement plan, an exchange is a taxable event, and the shareholder may realize a gain or a loss for tax purposes. The Fund may terminate a shareholder's exchange privilege if the advisor determines that the shareholder's exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have the shareholder account and taxpayer identification numbers available when calling.

HOW TO SELL SHARES

   A financial advisor can help a shareholder determine if and when the shareholder should sell the shareholder's shares. A shareholder may sell shares of the Fund on any regular business day that the NYSE is open.

   When the Fund receives a shareholder's sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect a shareholder's order. For example, when selling shares by letter of instruction, "good form" means (i) the shareholder's letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) the shareholder included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

   The Fund will generally send proceeds from the sale to the shareholder within seven days (usually on the next business day after a shareholder's request is received in "good form"). However, if the shareholder purchased the shares by check, the Fund may delay sending the proceeds from the sale of the shares for up to 15 days after the purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

Outlined below are the various options for selling shares:

Method              Instructions
------              ---------------------------------------------------------------------------------------------
Through a financial A financial advisor may be contacted to place a sell order. To receive the current trading
advisor             day's price, a financial advisor must receive a request prior to the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time. A financial advisor may charge fees for executing a redemption.

Method           Instructions
------           ----------------------------------------------------------------------------------------------

By exchange      A shareholder or the shareholder's financial advisor may sell shares of the Fund by exchanging from the Fund into the same share class (and, in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at no additional cost. To exchange by telephone, call 1-800-422-3737.

By telephone     A shareholder or the shareholder's financial advisor may sell shares of the Fund by telephone and request that a check be sent to the shareholder's address of record by calling 1-800-422-3737, unless the shareholder has notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a
                 30-day period. A shareholder does not need to set up this feature in advance of the call.
                 Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.

By mail          A shareholder may send a signed letter of instruction or stock power form along with any share certificates to be sold to the address below. In the letter of instruction, note the
                 Fund's name, share class, account number, and the dollar value or number of shares desired to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program for amounts over
                 $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611. Mail the letter of instruction to Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By check writing A shareholder may sell shares of the Fund by check writing. The check must be at least
                 $500 and no more than $100,000. A shareholder will continue to earn dividends on shares until the check is presented to the bank for payment. When the check is presented to the bank a sufficient number of full and fractional shares will be sold at the next determined net asset value to cover the amount of the check. Certificate shares may not be sold by check writing. Check writing is available only for Class A shares. Be sure to complete the appropriate section of the account application for this feature.

By wire          A shareholder may sell shares of the Fund and request that the proceeds be wired to the shareholder's bank. A shareholder must set up this feature prior to the request. Be sure to complete the appropriate section of the account application for this feature.

By systematic    A shareholder may automatically sell a specified dollar amount or percentage of an withdrawal plan  account on a monthly, quarterly or semiannual basis and have the proceeds sent to the shareholder if his or her account balance is at least $5,000. This feature is not available to shareholders holding shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

By electronic    A shareholder may sell shares of the Fund and request that the proceeds be electronically
Funds transfer   transferred to the shareholder's bank. Proceeds may take up to two business days to be received by the bank. A shareholder must set up this feature prior to the request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES

   The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing.

   The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), Columbia Funds may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

   The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase, as described below.

   For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an advisor, selling agent or trust department, generally will not be considered to be under common ownership or control.

   Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

   The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

   The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

DISTRIBUTION AND SERVICE FEES

12b-1 Plan

   The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B, and C shares and certain services provided to a share by a financial advisor. The annual service fee may equal up to 0.20% for each of Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.65% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. The distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that the distribution and service fees will not exceed 0.40% annually. Over time, these fees will reduce the return on an investment and may cost shareholders more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which the shares were purchased.

Additional Intermediary Compensation

   In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of the Fund or other funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.

   Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including:
(i) occasional gifts (ii) occasional meals, or other entertainment; and/or
(iii) support for financial service firm educational or training events.

   In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, subtransfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

   In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. Please also contact the financial service firm or intermediary for details about payments it may receive.

OTHER INFORMATION ABOUT A SHAREHOLDER'S ACCOUNT

How the Fund's Share Price is Determined

   The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

   When a shareholder requests a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after the request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive the order before that day's transactions are processed. If a shareholder requests a transaction through a financial advisor, the financial advisor must receive his or her order by the close of trading on the NYSE to receive that day's price.

   The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

   The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security. A shareholder can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." A shareholder can find daily prices for all share classes by visiting www.columbiafunds.com.

Account Fees

   If an account value falls below $1,000 (other than as a result of depreciation in share value), the account may be subject to an annual fee of $10. The Fund's transfer agent will send a shareholder written notification of any such action and provide details on how money can be added to an account to avoid this penalty.

Share Certificates

   Share certificates are not available for any class of shares offered by the Fund. If a shareholder currently holds previously issued share certificates, the shareholder will not be able to sell shares until the shareholder has endorsed the certificates and returned them to the transfer agent.

Dividends, Distributions and Taxes

   The Fund has the potential to make the following distributions:

Dividends     Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.

Capital gains Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a
              12-month period or less.

Understanding Fund Distributions

   The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder is entitled to a portion of the Fund's income and capital gains based on the number of shares owned at the time these distributions are declared.

Distribution Options

   The Fund declares any dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Shares begin to earn dividends on the date on which a purchase order is settled by payment. Shares stop earning dividends at the close of business on the day before the date on which a redemption order is settled. A shareholder can choose one of the options listed in the table below for these distributions when opening an account. To change a distribution option, call 1-800-345-6611.

   If a shareholder does not indicate on the application or at the time an account is established a preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

Distribution options:

Reinvest all distributions in additional shares of the current fund Reinvest all distributions in shares of another fund
Receive dividends in cash (see options below) and reinvest capital gains Receive all distributions in cash (with one of the following options):

  .   send the check to the shareholder's address of record

  .   send the check to a third party address

  .   transfer the money to a bank via electronic funds transfer

   Distributions of $10 or less will automatically be reinvested in additional Fund shares. If a shareholder elects to receive distributions by check and the check is returned as undeliverable, the distribution and all subsequent distributions will be reinvested in additional shares of the Fund.

Tax Consequences

   For federal income tax purposes, distributions of investment income by the Fund, whether in cash or additional securities, will ordinarily constitute tax-exempt income. Generally, gains realized by the Fund on the sale or exchange of investments, the income from which is tax-exempt, will be taxable to shareholders. In addition, an investment in the Fund may result in liability for federal alternative minimum tax for both individuals and corporate shareholders. The Fund intends to distribute federally tax-exempt income. The Fund may invest a portion of its assets in securities that generate income subject to federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes.

   A shareholder will be provided with information each year regarding the amount of ordinary income and capital gains distributed to the shareholder for the previous year and any portion of the distribution which is exempt from state and local taxes. An investment in the Fund may have additional personal tax implications. Please consult a tax advisor about federal, state, local or other applicable tax laws.

   In addition to the dividends and capital gains distributions made by the Fund, a shareholder may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

MANAGING THE FUNDS

Investment Advisor

   Columbia Management Advisors, Inc. ("Columbia"), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia is a direct wholly owned subsidiary of Columbia Management Group, (LLC) ("CMG"), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, CMG was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia, a registered investment advisor, has been an investment advisor since 1969. For the 2004 fiscal year, aggregate advisory fees paid to Columbia by the Fund, not including administration, pricing and bookkeeping, and other fees paid to Columbia by the Fund, amounted to 0.55% of average daily net assets of the Fund.

Portfolio Manager

   Susan Sanderson, vice president of Columbia Management, is the manager of the Fund and has managed the Fund since June 2002. Ms. Sanderson has been associated with Columbia Management or its predecessors since 1985.

LEGAL PROCEEDINGS

   On February 9, 2005, Columbia Management and CFD (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

   Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia Management and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC, to reduce certain Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

   Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Funds' independent trustees and not unacceptable to the staff of the SEC. At this time, the distribution plan is still under development. As such, any gain to the fund or its shareholders can not currently be determined.

   As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia Funds.

   A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

   In connection with events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL")./1/ The MDL is ongoing.

   On January 11, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Funds and Columbia. The lawsuit alleges that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Funds and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs allege that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions.

   In 2004, certain Columbia Funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions/2/ making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits seek damages and allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as IN RE COLUMBIA ENTITIES LITIGATION. The plaintiffs filed a consolidated amended complaint on June 9, 2005.

   On March 21, 2005 purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has conditionally ordered its transfer to the MDL.
--------
(1)The derivative cases purportedly brought on behalf of the Columbia Funds in the MDL have been consolidated under the lead case, Slaybe, et al. v. Columbia Management Advisers, Inc. et al, No. 04-CV-1768 (D. Md. Sept. 29,
   2004). The fund derivative plaintiffs allege that the funds were harmed by market timing and late trading activity and seek, among other things, removal of the trustees of the funds, removal of Columbia Management and CFD, disgorgement of all management fees and monetary damages.

(2)Cohen, et al. v. FleetBoston Financial Corporation, et al., (D. Mass. Aug. 2, 2004); Osburn, et al. v. FleetBoston Financial Corporation, et al., (D. Mass. Aug. 10, 2004); Slick er, et al. v. FleetBoston Financial Corporation, et al., (D. Mass. Aug. 11, 2004); Simmonds, et al. v. FleetBoston Financial Corporation, et al., (D. Mass. Sept. 8, 2004).

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

   The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Acquiring Fund, including investment advisory fees and other Acquiring Fund costs, on the Acquiring Fund's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in each class of the Acquiring Fund assuming a 5% return each year, the hypothetical year-end balance before expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period, reinvesting all dividends and distributions and converting Class B to Class A shares after eight years The annual expense ratio used for the Acquiring Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the chart and is net of any fee waiver or expense reimbursement.

  Acquiring Fund -- Class A Shares

                             Initial Hypothetical
   Annual Expense Ratio       Investment Amount       Assumed Rate of Return
 ------------------------  ------------------------  ------------------------
          0.84%                   $10,000.00                    5%

                        Cumulative         Hypothetical Cumulative Hypothetical
                          Return             Year-End     Return     Year-End
                          Before             Balance      After      Balance     Annual
                          Fees &           Before Fees    Fees &   After Fees &  Fees &
         Year            Expenses           & Expenses   Expenses    Expenses   Expenses
         ----           ----------         ------------ ---------- ------------ ---------
          1                5.00%            $10,001.25     4.16%    $ 9,921.24  $  556.67
          2               10.25%            $10,501.31     8.49%    $10,333.96  $   85.07
          3               15.76%            $11,026.38    13.01%    $10,763.86  $   88.61
          4               21.55%            $11,577.70    17.71%    $11,211.63  $   92.30
          5               27.63%            $12,156.58    22.60%    $11,678.04  $   96.14
          6               34.01%            $12,764.41    27.70%    $12,163.84  $  100.14
          7               40.71%            $13,402.63    33.02%    $12,669.86  $  104.30
          8               47.75%            $14,072.76    38.55%    $13,196.93  $  108.64
          9               55.13%            $14,776.40    44.31%    $13,745.92  $  113.16
          10              62.89%            $15,515.22    50.32%    $14,317.75  $  117.87
         Total Gain Before Fees & Expenses  $ 5,990.22
         Total Gain After Fees & Expenses.                          $ 4,792.75
         Total Annual Fees & Expenses Paid                                      $1,462.90

  Acquiring Fund -- Class B Shares

                             Initial Hypothetical
   Annual Expense Ratio       Investment Amount       Assumed Rate of Return
 ------------------------  ------------------------  ------------------------
          1.49%                   $10,000.00                    5%

                        Cumulative         Hypothetical Cumulative Hypothetical
                          Return             Year-End     Return     Year-End
                          Before             Balance      After      Balance     Annual
                          Fees &           Before Fees    Fees &   After Fees &  Fees &
         Year            Expenses           & Expenses   Expenses    Expenses   Expenses
         ----           ----------         ------------ ---------- ------------ ---------
          1                5.00%            $10,500.00     3.51%    $10,351.00  $  151.61
          2               10.25%            $11,025.00     7.14%    $10,714.32  $  156.94
          3               15.76%            $11,576.25    10.90%    $11,090.39  $  162.45
          4               21.55%            $12,155.06    14.80%    $11,479.67  $  168.15
          5               27.63%            $12,762.82    18.83%    $11,882.60  $  174.05
          6               34.01%            $13,400.96    23.00%    $12,299.68  $  180.16
          7               40.71%            $14,071.00    27.31%    $12,731.40  $  186.48
          8               47.75%            $14,774.55    31.78%    $13,178.27  $  193.03
          9               55.13%            $15,513.28    37.26%    $13,726.49  $  113.00
          10              62.89%            $16,288.95    42.98%    $14,297.51  $  117.70
         Total Gain Before Fees & Expenses  $ 6,288.95
         Total Gain After Fees & Expenses.                          $ 4,297.51
         Total Annual Fees & Expenses Paid                                      $1,603.56

  Acquiring Fund -- Class C Shares

                             Initial Hypothetical
   Annual Expense Ratio       Investment Amount       Assumed Rate of Return
 ------------------------  ------------------------  ------------------------
          1.49%                   $10,000.00                    5%

                        Cumulative         Hypothetical Cumulative Hypothetical
                          Return             Year-End     Return     Year-End
                          Before             Balance      After      Balance     Annual
                          Fees &           Before Fees    Fees &   After Fees &  Fees &
         Year            Expenses           & Expenses   Expenses    Expenses   Expenses
         ----           ----------         ------------ ---------- ------------ ---------
          1                5.00%            $10,500.00     3.51%    $10,351.00  $  151.61
          2               10.25%            $11,025.00     7.14%    $10,714.32  $  156.94
          3               15.76%            $11,576.25    10.90%    $11,090.39  $  162.45
          4               21.55%            $12,155.06    14.80%    $11,479.67  $  168.15
          5               27.63%            $12,762.82    18.83%    $11,882.60  $  174.05
          6               34.01%            $13,400.96    23.00%    $12,299.68  $  180.16
          7               40.71%            $14,071.00    27.31%    $12,731.40  $  186.48
          8               47.75%            $14,774.55    31.78%    $13,178.27  $  193.03
          9               55.13%            $15,513.28    36.41%    $13,640.83  $  199.80
          10              62.89%            $16,288.95    41.20%    $14,119.62  $  206.82
         Total Gain Before Fees & Expenses  $ 6,288.95
         Total Gain After Fees & Expenses.                          $ 4,119.62
         Total Annual Fees & Expenses Paid                                      $1,779.48

  Acquiring Fund -- Class Z Shares

                             Initial Hypothetical
   Annual Expense Ratio       Investment Amount       Assumed Rate of Return
 ------------------------  ------------------------  ------------------------
          0.64%                   $10,000.00                    5%

                        Cumulative         Hypothetical Cumulative Hypothetical
                          Return             Year-End     Return     Year-End
                          Before             Balance      After      Balance     Annual
                          Fees &           Before Fees    Fees &   After Fees &  Fees &
         Year            Expenses           & Expenses   Expenses    Expenses   Expenses
         ----           ----------         ------------ ---------- ------------ --------
          1                5.00%            $10,500.00     4.36%    $10,436.00  $ 65.40
          2               10.25%            $11,025.00     8.91%    $10,891.01  $ 68.25
          3               15.76%            $11,576.25    13.66%    $11,365.86  $ 71.22
          4               21.55%            $12,155.06    18.61%    $11,861.41  $ 74.33
          5               27.63%            $12,762.82    23.79%    $12,378.57  $ 77.57
          6               34.01%            $13,400.96    29.18%    $12,918.27  $ 80.95
          7               40.71%            $14,071.00    34.82%    $13,481.51  $ 84.48
          8               47.75%            $14,774.55    40.69%    $14,069.30  $ 88.16
          9               55.13%            $15,513.28    46.83%    $14,682.72  $ 92.01
          10              62.89%            $16,288.95    53.23%    $15,322.89  $ 96.02
         Total Gain Before Fees & Expenses  $ 6,288.95
         Total Gain After Fees & Expenses.                          $ 5,322.89
         Total Annual Fees & Expenses Paid                                      $798.38

           Appendix E -- Financial Highlights for the Acquiring Fund

   The financial highlights tables below are intended to help shareholders understand the Acquiring Fund's financial performance. Information is shown for the last five fiscal years (or, in the case of Class A, Class B and Class C shares, for the last two fiscal periods). Certain information reflects financial results for a single fund share. The total returns in each table represent the rate that shareholders would have earned (or lost) on an investment in the Acquiring Fund (assuming the reinvestment of all dividends and distributions). This information is included in the Acquiring Fund's financial statements, which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, with respect to the fiscal year ended October 31, 2004, and by the Fund's previous independent registered public accounting firm with respect to the fiscal years and fiscal periods ended October 31, 2003, October 31, 2002, October 31, 2001 and October 31, 2000. PWC's report, along with the Acquiring Fund's financial statements, is included in the Acquiring Fund's annual report. A shareholder can request a free annual report by calling 1-800-426-3750. References in this Appendix E to the "investment advisor" refer to Columbia.

   Selected data for a share outstanding throughout each period is as follows:

                                                    Year Ended    Period Ended
                                                    October 31,   October 31,
                  Class A Shares                       2004       2003/(a)(b)/
                  --------------                    -----------   ------------
Net asset value -- Beginning of Period ($)             10.65          10.54
                                                      ------         ------
Income from Investment Operations ($):
   Net investment income/(c)/......................     0.38           0.36/(j)/
   Net realized and unrealized gain on investments.     0.08           0.11
                                                      ------         ------
Total from Investment Operations...................     0.46           0.47
                                                      ------         ------
Less Distributions Declared to Shareholders ($):
   From net investment income......................    (0.38)         (0.36)
   From net realized gains.........................    (0.01)            --
                                                      ------         ------
   Total Distributions Declared to Shareholders....    (0.39)         (0.36)
                                                      ------         ------
Net asset value -- End of period ($)...............    10.72          10.65
                                                      ------         ------
Total return (%)/(d)(e)/...........................     4.44           4.46/(f)/
                                                      ------         ------
Ratios to Average Net Assets/Supplemental Data (%):
   Expenses/(g)/...................................     0.93           0.93/(h)/
   Net investment income/(g)/......................     3.62           3.61/(h)/
   Waiver/reimbursement............................      -- /(i)/      0.26/(h)/
Portfolio turnover rate (%)........................       16              9
Net assets, end of period (000's) ($)..............   22,479         21,484

--------
(a)On October 13, 2003, the Liberty Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Tax-Exempt Bond Fund.
(b)Class A shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.
(c)Per share data was calculated using average shares outstanding during the period.
(d)Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e)Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)Not annualized.
(g)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)Annualized.
(i)Rounds to less than 0.01%.
(j)Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.34.

   Selected data for a share outstanding throughout each period is as follows:

                                                     Year Ended  Period Ended
                                                     October 31, October 31,
                   Class B Shares                       2004     2003/(a)(b)/
                   --------------                    ----------- ------------
 Net asset value -- Beginning of Period ($)             10.65       10.54
                                                        -----       -----
 Income from Investment Operations ($):
    Net investment income/(c)/......................     0.31        0.29/(i)/
    Net realized and unrealized gain on investments.     0.08        0.11
                                                        -----       -----
 Total from Investment Operations...................     0.39        0.40
                                                        -----       -----
 Less Distributions Declared to Shareholders ($):
    From net investment income......................    (0.31)      (0.29)
    From net realized gains.........................    (0.01)         --
                                                        -----       -----
 Total Distributions Declared to Shareholders.......    (0.32)      (0.29)
                                                        -----       -----
 Net asset value -- End of period ($)...............    10.72       10.65
                                                        -----       -----
 Total return (%)/(d)(e)/...........................     3.76        3.85/(f)/
                                                        -----       -----
 Ratios to Average Net Assets/Supplemental Data (%):
    Expenses/(g)/...................................     1.58        1.56/(h)/
    Net investment income/(g)/......................     2.98        2.99/(h)/
    Waiver/reimbursement............................     0.01        0.39/(h)/
 Portfolio turnover rate (%)........................       16           9
 Net assets, end of period (000's) ($)..............    2,605       3,024

--------
(a)On October 13, 2003, the Liberty Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Tax-Exempt Bond Fund.
(b)Class B shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.
(c)Per share data was calculated using average shares outstanding during the period.
(d)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e)Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)Not annualized.
(g)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)Annualized.
(i)Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.27.

   Selected data for a share outstanding throughout each period is as follows:

                                                     Year Ended  Period Ended
                                                     October 31, October 31,
                   Class C Shares                       2004     2003/(a)(b)/
                   --------------                    ----------- ------------
 Net asset value -- Beginning of Period ($)             10.65       10.54
                                                        -----       -----
 Income from Investment Operations ($):
    Net investment income/(c)/......................     0.36        0.34/(i)/
    Net realized and unrealized gain on investments.     0.08        0.11
                                                        -----       -----
 Total from Investment Operations...................     0.44        0.45
                                                        -----       -----
 Less Distributions Declared to Shareholders ($):
    From net investment income......................    (0.36)      (0.34)
    From net realized gains.........................    (0.01)         --
                                                        -----       -----
 Total Distributions Declared to Shareholders.......    (0.37)      (0.34)
                                                        -----       -----
 Net asset value -- End of period ($)                   10.72       10.65
                                                        -----       -----
 Total return (%)/(d)(e)/...........................     4.23        4.27/(f)/
                                                        -----       -----
 Ratios to Average Net Assets/Supplemental Data (%):
    Expenses/(g)/...................................     1.13        1.12/(h)/
    Net investment income/(g)/......................     3.42        3.41/(h)/
    Waiver/reimbursement............................     0.45        0.82/(h)/
 Portfolio turnover rate (%)........................       16           9
 Net assets, end of period (000's) ($)..............    3,034       1,520

--------
(a)On October 13, 2003, the Liberty Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Tax-Exempt Bond Fund.
(b)Class C shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.
(c)Per share data was calculated using average shares outstanding during the period.
(d)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e)Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)Not annualized.
(g)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)Annualized.
(i)Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.27.

   Selected data for a share outstanding throughout each period is as follows:

                                                                                                            Period Ended
                                                                Year Ended October 31,                      October 31,
                                               2004       2003/(a)(b)/           2002            2001           2000
                                            -------      -----------       -------            -------      ------------
                                              Class Z        Class Z            Class Z         Class Z     Class Z/(c)/
                    -                       -------      -----------       -------            -------      ------------
Net asset value -- Beginning of period ($)    10.66          10.61           10.50              10.01           9.60
                                            -------        -------         -------            -------        -------
Income from Investment Operations ($):
   Net investment income...................    0.41/(d)/      0.40/(d)(l)/    0.38/(d)(e)(l)/    0.42/(l)/      0.18/(d)(l)/
   Net realized and unrealized gain (loss)
     on investments........................    0.07           0.05            0.11/(e)/          0.49           0.41
                                            -------        -------         -------            -------        -------
Total from Investment Operations...........    0.48           0.45            0.49               0.91           0.59
                                            -------        -------         -------            -------        -------
Less Distributions Declared to
  Shareholders ($):
   From net investment income..............   (0.41)         (0.40)          (0.38)             (0.42)         (0.18)
   From net realized gains.................   (0.01)            --              --                 --             --
                                            -------        -------         -------            -------        -------
Total Distributions Declared to
  Shareholders:............................   (0.42)         (0.40)          (0.38)             (0.42)         (0.18)
                                            -------        -------         -------            -------        -------
Net asset value -- End of period ($).......   10.72          10.66           10.61              10.50          10.01
                                            -------        -------         -------            -------        -------
Total return (%)/(f)(g)/...................    4.55           4.28            4.77               9.23           6.18/(h)/
                                            -------        -------         -------            -------        -------
Ratios to Average Net
  Assets/Supplemental Data (%):
   Expenses/(i)/...........................    0.72           0.71            0.69               0.74           0.77/(j)/
   Net investment income/(i)/..............    3.83           3.84            3.64/(e)/          4.06           4.38/(j)/
   Waiver/reimbursement....................     -- /(k)/      0.21            0.20               0.15           0.14/(j)/
Portfolio turnover rate (%)................      16              9              60                 88             38/(h)/
Net assets, end of period (000's) ($)...... 476,484        515,479         258,982            252,076        261,938

                                            Year Ended
                                             May 31,
                                               2000
                                            ----------
                                             Class Z
                    -                       ----------
Net asset value -- Beginning of period ($)     10.33
                                             -------
Income from Investment Operations ($):
   Net investment income...................     0.44
   Net realized and unrealized gain (loss)
     on investments........................    (0.62)
                                             -------
Total from Investment Operations...........    (0.18)
                                             -------
Less Distributions Declared to
  Shareholders ($):
   From net investment income..............    (0.44)
   From net realized gains.................    (0.11)
                                             -------
Total Distributions Declared to
  Shareholders:............................    (0.55)
                                             -------
Net asset value -- End of period ($).......     9.60
                                             -------
Total return (%)/(f)(g)/...................    (1.70)
                                             -------
Ratios to Average Net
  Assets/Supplemental Data (%):
   Expenses/(i)/...........................     0.80
   Net investment income/(i)/..............     4.50
   Waiver/reimbursement....................     0.31
Portfolio turnover rate (%)................       48
Net assets, end of period (000's) ($)......  296,711

--------
(a)On October 13, 2003, the Liberty Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Tax-Exempt Bond Fund.
(b)On November 25, 2002, the Galaxy Intermediate Tax-Exempt Bond Fund, Trust shares were redesignated Liberty Intermediate Tax-Exempt Bond Fund, Class Z shares.
(c)The Fund commenced operations on June 14, 1993 as a separate portfolio (the Predecessor Boston 1784 Fund) of the Boston 1784 Funds. On June 26, 2000, the Predecessor Boston 1784 Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Boston 1784 Fund offered and sold one series of shares. In connection with the reorganization, shareholders of the Predecessor Boston 1784 Fund exchanged their shares for Trust shares and BKB shares of the Galaxy Intermediate Tax-Exempt Bond Fund (the Galaxy Fund). Shareholders of the Predecessor Boston 1784 Fund who purchased their shares through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received Trust shares of the Galaxy Fund. Shareholders of the Predecessor Boston 1784 Fund who purchased their shares other than through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received BKB shares of the Galaxy Fund. On June 26, 2001, BKB shares converted into Retail A shares.
(d)Per share data was calculated using average shares outstanding during the period.
(e)The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.
(f)Total return at net asset value assuming all distributions reinvested.

(g)Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(h)Not annualized.
(i)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(j)Annualized.
(k)Rounds to less than 0.01%.
(l)Net investment income per share before reimbursement/waiver of fees by the investment advisor and/or any of its affiliates for the years ended October 31, 2003, 2002, 2001 and the period ended October 31, 2000 was $0.38/(d)/,
   $0.36/(d)/, $0.41 and $0.18/(d)/, respectively.

             Appendix F -- Comparison of Organizational Documents

   As series of Nations Trust, a Delaware business trust, the Nations Acquired Funds are subject to the provisions of Nations Trust's Amended and Restated Agreement and Declaration of Trust. As series of Trust V, a Massachusetts business trust, the Acquiring Fund and the Columbia Pennsylvania Fund are subject to the provisions of Trust V's Agreement and Declaration of Trust and Bylaws. For convenience, declarations of trust and bylaws shall be referred to below generally as "Charter Documents." The provisions of Nations Trust's Charter Documents generally are similar to, but differ in some respects from, the provisions of Trust V's Charter Documents.

   The following are summaries of the significant differences between Nations Trust's Charter Documents and Delaware law, on the one hand, and Trust V's Charter Documents and Massachusetts law, on the other. A comparison of Trust V's Charter Documents with those under which the Acquiring Fund would operate following the Trust Reorganization also appears below. Except as noted, the Charter Documents of Nations Trust are substantially similar to the Charter Documents of Trust V, and the provisions of Delaware law are substantially similar to the provisions of Massachusetts law, insofar as such provisions affect the rights of shareholders of the Funds generally. For additional information regarding all of the differences, shareholders should refer directly to the Funds' organizational documents, copies of which may be obtained by contacting the applicable Fund at its address listed on the cover of this Prospectus/Proxy Statement or toll-free at 1-866-348-1468.

Comparison of Nations Trust Charter Documents and Delaware Law to Trust V Charter Documents and Massachusetts Law.

   Shareholder Voting Rights, Interests, Meetings and Proxies. Trust V's Declaration of Trust does not provide shareholders the right to call meetings. Nations Trust's Declaration of Trust also does not provide shareholders the right to call meetings with the exception of special meetings to remove Trustees, and then only if and to the extent the SEC takes the position by rule, interpretive or other public release, or by no-action letter, that
Section 16(c) of the 1940 Act gives them such a right.

   Trust V's Declaration of Trust provides that shareholders have the power to vote only (i) for the election or removal of Trustees, (ii) with respect to any investment adviser, (iii) with respect to any termination (by the shareholders) of the Trust or series or class thereof, (iv) with respect to any amendment (by the Trustees) to the Declaration of Trust that requires shareholder authorization, (v) with respect to derivative actions similar to a Massachusetts corporation, and (vi) with respect to any other matters required by law or deemed desirable by the Board of Trustees.

   Nations Trust's Declaration of Trust provides that shareholders have only the voting powers expressly granted under Delaware law or the 1940 Act. Shareholders are not given an independent right to vote on any matter, including termination of the Trust. Except for matters that require shareholder vote by law, shareholders have the right to vote on matters only as the Board of Trustees may consider desirable and have so authorized.

   A Trustee of Trust V may be removed, with or without cause, by (i) a vote of a majority of the Trustees then in office or (ii) at any meeting called for such purpose by a vote of two-thirds of the outstanding shares. A Trustee of Nations Trust may be removed without cause by a written instrument signed by at least two-thirds of the other Trustees; however, a Trustee who requests to be retired, or has become physically or mentally incapacitated or is otherwise unable to serve fully may be retired by written instrument signed by a majority of the other Trustees. Shareholders may remove a Trustee of Nations Trust only at a meeting of shareholders by a vote of at least two-thirds of outstanding shares and only if such meeting is required by Section 16(c) of the 1940 Act.

   Neither Trust V nor Nations Trust is required to hold annual shareholder meetings. Pursuant to the 1940 Act, vacancies on the Board of Trustees of both Trust V and Nations Trust may be filled by the Trustees unless, after filling such vacancy, less than two-thirds of the Trustees then holding office would have been elected to such office by the shareholders. The Board of Trustees of Trust V or Nations Trust, as applicable, will call a meeting of shareholders to elect trustees whenever less than a majority of the trustees has been elected by shareholders.

   Trust V's Declaration of Trust provides that a quorum for a shareholder meeting is 30% of the shares entitled to vote, except that if any provision of law or the Declaration of Trust permits or requires that holders of any series or class shall vote as a series or class, then 30% of the number of shares of each series or class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series or class. Nations Trust's Declaration of Trust provides that a quorum for a shareholder meeting is 33 1/3% of the shares entitled to vote, except that if any holders of any series or class shall vote as a class, then 33 1/3% of the shares of each series or class entitled to vote shall be necessary to constitute a quorum at a shareholders meeting of that series.

   Trust V's Declaration of Trust provides that written notice of a shareholder meeting must be given to shareholders not less than seven days before the date of such meeting. Nations Trust's Declaration of Trust allows for notice personally, by telephone, first class mail, express mail, overnight mail, telegram, electronic mail, telefacscimile, internet or other similar electronic medium to the shareholder at the address on the books of the Trust, its transfer agent or given by the shareholder to the Trust for purposes of notice.

   A shareholder of Trust V may put a voting proxy in place with no specified duration, compared with a maximum of eleven months, unless otherwise provided in the proxy, for shareholders of Nations Trust.

   Shareholder Liability. Trust V's Declaration of Trust disclaims personal liability for shareholders for any claims against the trust or any series or class of shares, and provides that a shareholder or former shareholder held to be personally liable solely by reason his or her being or having been a shareholder shall be entitled to be held harmless from and indemnified against all loss and expense arising from such liability, but only out of the assets of the particular series of shares of which he or she is or was a shareholder. Likewise, Nations Trust's Declaration of Trust provides that any shareholder or former shareholder who is exposed to liability by reason of a claim relating solely to their status as a shareholder will be held harmless from and indemnified against all loss and expense arising from such claim. Trust V's Declaration of Trust, unlike Nations Trust's Declaration of Trust, requires that every note, bond, contract, instrument, certificate or undertaking made or issued by any Trustees or Trustee or by any officers or officer shall recite that the obligations of such instrument are not binding on any of them or the shareholders individually.

   As Delaware limits shareholder liability by statute, and the likelihood of shareholder liability for obligations of Trust V is considered remote, the differences between the Declarations of Trust are likely to be immaterial.

   Trustees' Plenary Powers and Powers with Respect to Amendments, Mergers and Committees. Trustees of both Nations Trust and Trust V are responsible for managing the business of the Trust and have all powers necessary or convenient to carry out that responsibility.

   Trust V's Declaration of Trust may be amended at any time by an instrument in writing signed by a majority of the then Trustees when authorized so to do by vote of a majority of the shares entitled to vote with respect to such amendment, except that shareholder authorization is not required for amendments to change the name of the Trust, supply any omission, cure any ambiguity or cure, correct or supplement any defective or inconsistent provision. Nations Trust's Declaration of Trust provides that the Trustees may amend the Declaration of Trust without shareholder approval unless expressly required by the 1940 Act or Delaware law. The Nations Trust's Declaration of Trust also provides that shareholders have the right to vote on amendments if expressly required under the 1940 Act or Delaware law or submitted to them by the Trustees in their discretion.

   The Board of Trustees of Nations Trust may cause Nations Trust to merge or consolidate with another trust, to merge or consolidate a series of the Trust with a series of another trust, to convert a class of shares into another class of shares of the same series, or to exchange shares of the Trust for shares of another trust. Unless expressly required by the 1940 Act, the Board, with written notice to the shareholders, may cause the above without a shareholder vote. While the Declaration of Trust of Trust V does not expressly provide for Trust mergers or consolidations, because shareholders have the power to vote only on specifically enumerated matters in contrast to the Trustees, plenary powers, the Trustees of Trust V will likely have the same powers as the Trustees of Nations Trust to cause the transactions described above.

   A committee formed by the Trustees of Nations Trust has the authority of the Board of Trustees except with respect to: approving any action which, under applicable law, requires shareholder approval or Board approval; filling vacancies on the board or any committees; fixing compensation of the Trustees; amending or repealing the Declaration of Trust; amending or repealing any Board resolution that by its terms is not amendable or repealable; and appointing any other committee or committee members. The Declaration of Trust of Trust V does not so limit committees of its Trustees.

   Trustee Liability and Indemnification. Pursuant to Trust V's Declaration of Trust, the Trustees are not personally liable for claims against the Trust or for any neglect or wrongdoing of any officer, agent, employee, investment adviser, or principal underwriter of the Trust. Each Trustee is not responsible for the act or omission of any other Trustee and may be liable only by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

   Trust V will indemnify each of its Trustees and officers against all liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees, reasonably incurred by such person while in office or thereafter, by reason of the indemnified person's service as a Trustee or officer. Trust V will not indemnify its Trustees and officers against any liability to the Trust or to its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. In the absence of a final decision on the merits by an adjudicating body that such person is liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office, indemnification will be provided if (a) approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts, that such person is not liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (b) there has been obtained an opinion in writing of independent legal counsel that such indemnification would not protect such person against any liability to the Trust to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

   Legal expenses may be paid from time to time by Trust V in advance of the final disposition of any such proceeding if Trust V receives an undertaking by the indemnified person to reimburse Trust V in the event it is ultimately determined that the indemnified person is not entitled to such indemnification and (a) the indemnified person provides security for his undertaking, or (b) the Trust is insured against losses arising from such person's failure to fulfill his undertaking, or (c) a majority of the disinterested, non-party Trustees or an independent legal counsel, as expressed in a written opinion, determines, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnified person ultimately will be found entitled to indemnification.

   In actions other than by the Trust, Nations Trust indemnifies each person who is or has been a Trustee, officer, employee or other agent of the Trust against all amounts actually and reasonably incurred in connection with proceedings as a result of their being a Trustee, officer, employee or agent of the Trust if the person acted in good faith and reasonably believed: in the case of conduct in his official capacity as a Trustee, that his conduct was in the

Trust's best interests; in all other cases, that his conduct was at least not opposed to the Trust's best interests; and in the case of criminal proceedings, that he had no reasonable cause to believe the conduct was unlawful.

   In actions by the Trust, Nations Trust indemnifies each person who is or has been a Trustee, officer, employee or other agent of the Trust against all amounts actually and reasonably incurred in connection with proceedings as a result of their being a Trustee, officer, employee or agent of the Trust if the person acted in good faith and in a manner that the person believed to be in the best interests of the Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

   Nations Trust will not indemnify a person for liabilities resulting from the following: willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct as an agent of the Trust; personal benefit being improperly received, whether or not benefit resulted from an action taken in the person's official capacity; breach of a duty to the Trust, unless as the result of certain disabling conduct; or amounts paid in settling or otherwise disposing of threatened or pending action without court approval, approval by a majority of disinterested Trustees, or a written opinion by legal counsel that indemnification is proper.

   Advances of expenses are provided for under Nations Trust's Declaration of Trust with requirements similar to those applicable to Trust V.

Changes to Charter Documents Resulting from Trust Reorganization.

   It currently is proposed that, following the Mergers, the Acquiring Fund be reorganized into a new series of Columbia Funds Trust IX (''Trust IX''). If the Trust Reorganization is effected, then the Acquiring Fund will be subject to new Charter Documents. The following is a summary of the significant differences between Trust V's Charter Documents and the Charter Documents proposed for Trust IX following the Trust Reorganization.

   Shareholder Voting Rights. Both the Trust V Charter Documents and Trust IX Charter Documents provide shareholders the power to vote (i) for the election or removal of Trustees, (ii) with respect to any termination of the Trust other than by the Trustees by written notice to shareholders, (iii) with respect to derivative actions, and (iv) with respect to any other matters required by law or by the organizational documents, or deemed desirable by the Board of Trustees. The Trust V Charter Documents also explicitly provide shareholders the power to vote with respect to any investment adviser and with respect to any amendment by the Trustees that requires shareholder authorization. Both sets of Charter Documents state that shareholders have the power to vote only on these matters.

   The Trust IX Charter Documents provide that no shareholder may bring a derivative action, proceeding or claim without first requesting the Trustees to bring or to maintain such action, proceeding or claim. They further state that such demand shall be excused only when the shareholder plaintiff makes a specific showing that irreparable injury to the Trust or series otherwise would result. The Trust V Charter Documents do not require such demand.

   The Trust IX Charter Documents provide that each whole share or fractional share outstanding on the record date is entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share or fractional share in U.S. dollars determined at the close of business on the record date. For example, a share having a net asset value of $10.50 would be entitled to 10.5 votes. The Trust V Charter Documents provide that on a record date, each outstanding share or fractional share is entitled to one vote or a proportional fractional vote.

   Notice to Shareholders. Both the Trust V Charter Documents and Trust IX Charter Documents provide that notice of shareholder meetings must be given not less than seven days in advance. The Trust IX Charter Documents state that this notice can be mailed, postage prepaid, or sent by facsimile or other electronic submission, whereas the Trust V Charter Documents require only that the notice be written.

   Trustee's Power to Amend Declaration of Trust. The Trust IX Charter Documents provide that the Declaration of Trust may be amended at any time by an instrument in writing signed by a majority of the then Trustees, provided that, for non-ministerial amendments, notice is mailed to shareholders upon the same day such amendment is effective. The Trust V Charter Documents also provide that the Declaration of Trust may be amended at any time by an instrument in writing signed by a majority of the then Trustees, but only when so authorized by vote of a majority of the shares entitled to vote with respect to such amendment. Notwithstanding the foregoing sentence, shareholder authorization is not required for amendments to change the name of the Trust, to supply any omission, to cure any ambiguity or to cure, to correct or to supplement any defective or inconsistent provision.

   Termination of Trust, Series or Class of Trust. Both the Trust V Charter Documents and the Trust IX Charter Documents provide that the Trustees may terminate the Trust or any series of the Trust without shareholder approval by written notice to the shareholders. The Trust V Charter Documents also allow the Trustees to terminate a class without shareholder approval by written notice to the shareholders.

   Merger or Consolidation of Trust or Series of Trust. The Trust IX Charter Documents provide that a consolidation, merger or transfer may be authorized by vote of a majority of the Trustees then in office without shareholder approval, unless otherwise required by law. Under the Trust V Charter Documents, the shareholders have no express right to vote on mergers or consolidations.

   Removal of Trustees. Both the Trust V Charter Documents and the Trust IX Charter Documents provide that a Trustee may be removed, with or without cause, by a majority of Trustees then in office. Under the Trust V Charter Documents, a Trustee may be removed, with or without cause, by a vote of two-thirds of the holders of outstanding shares at a meeting called for the purpose.

   Trustee and Officer Indemnification. The Trust IX Charter Documents provide that the Trust will indemnify each of its Trustees and officers who are not employees or officers of any investment adviser to the Trust or any affiliated person thereof and may indemnify each of its officers who are employees or officers of any investment adviser to the Trust or any affiliated person thereof against all liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees, reasonably incurred by such person while in office or thereafter, by reason of the indemnified person's service as a Trustee or officer. The Trust V Charter Documents provide for the same indemnification without limitation for employment or officer status with an investment advisor or affiliate. Neither Trust will indemnify its Trustees and officers against any liability to the Trust or to its shareholders to which he otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

   The Trust IX Charter Documents provide that in the absence of a final decision on the merits by an adjudicating body that (i) an indemnifiable person has not acted in good faith in the reasonable belief that such person's action was in the best interests of the Trust or (ii) such person is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, indemnification will be provided if (a) approved, after notice of such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts, that such person has acted in good faith in the reasonable belief that such person's action was in the best interests of the Trust and is not liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts to the effect that such person appears to have acted in good faith in the reasonable belief that such person's action was in the best interests of the Trust and that such indemnification would not protect such person against any liability to the Trust to which such person otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The Trust V Charter Documents provide the same indemnification coverage in the absence of a final decision on the merits, but do not employ the good faith standard in addition to the liability standard.

   The Trust IX Charter Documents provide that the appointment, designation or identification of a Trustee as the chairman of the Board, the lead or assistant lead independent Trustee, a member or chairman of a committee of the Board, an expert on any topic or in any area (including an audit committee financial expert) or as having any other special appointment, designation or identification shall not (a) impose on that person any duty, obligation or liability that is greater than the duties, obligations and liabilities imposed on that person as a Trustee in the absence of the appointment, designation or identification or (b) affect in any way such Trustee's rights or entitlement to indemnification, and no Trustee who has special skills or expertise, or is appointed, designated or identified as aforesaid, shall (x) be held to a higher standard of care by virtue thereof or (y) be limited with respect to any indemnification to which such Trustee would otherwise be entitled.

                                                 Filed pursuant to Rule 497(b).
                                                           File no. 333-125500.

                            COLUMBIA FUNDS TRUST V

                      STATEMENT OF ADDITIONAL INFORMATION

                                 July 1, 2005

   This Statement of Additional Information (the "SAI") relates to (i) the proposed mergers (each a "Merger" and collectively, the "Mergers") of Nations Intermediate Municipal Bond Fund, Nations Kansas Municipal Income Fund and Nations Tennessee Intermediate Municipal Bond Fund (collectively, the "Nations Acquired Funds"), each a series of Nations Funds Trust, and of Columbia Pennsylvania Intermediate Municipal Bond Fund (collectively with the Nations Acquired Funds, the "Acquired Funds"), a series of Columbia Funds Trust V, into Columbia Intermediate Tax-Exempt Bond Fund (the "Acquiring Fund"), a series of Columbia Funds Trust V, and (ii) the proposed election of nominees as trustees of Columbia Funds Trust V (the "Election"). This SAI contains information which may be of interest to shareholders but which is not included in the combined Prospectus/Proxy Statement dated July 1, 2005 (the "Prospectus/Proxy Statement") which relates to the Mergers and to the Election. As described in the Prospectus/Proxy Statement, each Merger would involve the transfer of all the assets of the Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption of all of the liabilities of the Acquired Fund by the Acquiring Fund. The Acquired Fund would distribute the Acquiring Fund shares it receives to its shareholders in complete liquidation of the Acquired Fund. The Acquiring Fund will be the survivor for accounting purposes.

   This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to the Acquiring Fund at One Financial Center, Boston, Massachusetts 02111-2621, or by calling 1-866-348-1468.

TABLE OF CONTENTS

   Additional Information about the Acquiring Fund......................   2
   Portfolio Manager....................................................   2
   Independent Registered Public Accounting Firm........................   4
   Financial Statements.................................................   5
   Appendix A--Statement of Additional Information of the Acquiring Fund 188

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND

   Attached hereto as Appendix A is the Statement of Additional Information of the Acquiring Fund dated March 1, 2005, as revised July 12, 2005.

PORTFOLIO MANAGER

Other Accounts Managed by Portfolio Manager

   The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the Acquiring Fund's portfolio manager managed as of the Acquiring Fund's fiscal year end.

                   Other SEC-registered open-end Other pooled investment
Portfolio Manager   and closed-end funds                vehicles          Other accounts
-----------------  ----------------------------- ----------------------  ----------------
                   Number of                     Number of               Number of
                   accounts         Assets       accounts      Assets    accounts  Assets
                   ---------      ------------   ---------  ------------ --------- ------
Susan A. Sanderson     4         $446 million        2      $822 million   None     N/A

   See "Potential Conflicts of Interest in Managing Multiple Accounts" below for information on how Columbia Management Advisors, Inc. ("Columbia"), the Acquiring Fund's investment adviser, addresses potential conflicts of interest resulting from an individual's management of more than one account.

Ownership of Securities

   The table below shows the dollar ranges of shares of the Acquiring Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the portfolio manager listed above at the end of the Acquiring Fund's most recent fiscal year:

                           Dollar Range of Equity Securities in the Fund
        Portfolio Manager               Beneficially Owned
        -----------------  ---------------------------------------------
        Susan A. Sanderson                     None

Compensation

   As of the Acquiring Fund's most recent fiscal year end, the portfolio manager received all of her compensation from Columbia and its parent company, Columbia Management Group, Inc., in the form of salary, bonus, stock options and restricted stock. A portfolio manager's bonus is variable and is generally based on (1) an evaluation of the manager's investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, Columbia generally considers the one-, three- and five-year performance of mutual funds and other accounts under the portfolio manager's oversight relative to the benchmark noted below, emphasizing the manager's three- and five-year performance. Columbia may also consider the portfolio manager's performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, when applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall investment performance.

                  Portfolio Manager    Performance Benchmark
                  -----------------  -------------------------
                  Susan A. Sanderson Lehman Brothers 3-15 Year
                                     Blend Municipal Bond

   The size of the overall bonus pool each year is determined by Columbia Management Group, Inc. and depends in part on levels of compensation generally in the investment management industry (based on market compensation data) and Columbia's profitability for the year, which is influenced by assets under management.

Potential Conflicts of Interest in Managing Multiple Accounts

   Like other investment professionals with multiple clients, a portfolio manager for the Acquiring Fund may face certain potential conflicts of interest in connection with managing both the Acquiring Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which Columbia believes are faced by investment professionals at most major financial firms. Columbia and the Trustees of the Columbia Funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

   The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance ("performance fee accounts"), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts.

   These potential conflicts may include, among others:

  . The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

  . The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

  . The trading of other accounts could be used to benefit higher-fee accounts (front-running).

  . The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

   Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, Columbia's investment professionals do not have the opportunity to invest in client accounts, other than the Columbia Funds.

   A potential conflict of interest may arise when the Acquiring Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of the Acquiring Fund as well as other accounts, Columbia's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the Acquiring Fund or another account if one account is favored over another in allocating the securities purchased or sold--for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

   "Cross trades," in which one Columbia account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. Columbia and the Acquiring Fund's Trustees have adopted compliance procedures that provide that any transactions between the Acquiring Fund and another Columbia-advised account are to be made at an independent current market price, as required by law.

   Another potential conflict of interest may arise based on the different investment objectives and strategies of the Acquiring Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than the Acquiring Fund. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to the Acquiring Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

   A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

   The Acquiring Fund's portfolio manager may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Acquiring Fund. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

   Columbia or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to Columbia and its affiliates.

   The Acquiring Fund's portfolio manager may also face other potential conflicts of interest in managing the Acquiring Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Acquiring Fund and other accounts. In addition, the Acquiring Fund's portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel at Columbia, including the Acquiring Fund's portfolio manager, are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by Columbia and the Acquiring Fund, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Acquiring Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

   PricewaterhouseCoopers LLP, located at 125 High Street, Boston, MA 02110-1707, is Independent Registered Public Accounting Firm to the Acquiring Fund and to the Acquired Funds, providing audit and tax return review of various Securities and Exchange Commission filings. The Report of Independent Registered Public Accounting Firm, Financial Highlights and Financial Statements (collectively, the "Financial Statement

Materials") included in the Acquiring Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2004, the Financial Statement Materials included in the Columbia Pennsylvania Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2004 and the Financial Statement Materials included in each of the Nations Acquired Funds' Annual Reports to Shareholders for the fiscal year ended March 31, 2005, are incorporated by reference into this SAI. The audited financial statements for the Acquiring Fund and for the Acquired Funds incorporated by reference into this SAI have been so included and incorporated in reliance upon the report of PricewaterhouseCoopers LLP, given on its authority as an expert in auditing and accounting.

FINANCIAL STATEMENTS

   Pro forma financial statements of the Acquiring Fund for the Mergers are provided on the following pages.

   The accompanying unaudited pro forma combining investment portfolios and statements of assets and liabilities assume that the exchange described in the next paragraph occurred as of October 31, 2004 and the unaudited pro forma combining statements of operations for the twelve months ended October 31, 2004 present the results of operations of the Acquiring Fund as if the Mergers had been consummated at October 31, 2004. The pro forma results of operations are not necessarily indicative of future operations or the actual results that would have occurred had the Mergers been consummated at October 31, 2004. These historical statements have been derived from the Acquiring Fund and the Acquired Fund's books and records utilized in calculating daily net asset value at October 31, 2004, and for the twelve month period then ended.

   The pro forma statements give effect to the proposed transfer of all of the assets of one or more Acquired Funds to the Acquiring Fund in exchange for the assumption by the Acquiring Fund of all of the liabilities of such one or more Acquired Funds and for a number of the Acquiring Fund's shares equal in value to the value of the net assets of the Acquired Fund transferred to the Acquiring Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Acquiring Fund for pre-Merger periods will not be restated. The pro forma statements of operations do not reflect the expenses of any Fund in carrying out its obligations under its Agreement and Plan of Reorganization.

   The unaudited pro forma combining financial statements should be read in conjunction with the separate financial statements of the Acquiring Fund and the Acquired Funds incorporated by reference in this SAI.

                   PRO-FORMA COMBINING INVESTMENT PORTFOLIO

                         October 31, 2004 (Unaudited)

                                                                                                       Nations Tennessee
                                                            Nations Intermediate   Nations Kansas        Intermediate
                                                            Municipal Bond Fund  Municipal Income Fund Municipal Bond Fund
                                                                Target Fund          Target Fund          Target Fund
                                                            -------------------- --------------------- -------------------
                                                   % of Net
                                                    Assets   Par ($)  Value ($)   Par ($)   Value ($)  Par ($)  Value ($)
                                                   -------- --------- ---------- ---------  ---------  -------  ---------
Municipal Securities                                 98.2%
EDUCATION                                             4.3%
Education                                             3.2%
Connecticut State HEFA Trinity College, Series F
 5.500%, 07/01/21 Insured: MBIA...................                 --         --        --         --    --        --
District of Columbia Revenue, Georgetown
 University, Series A 5.950%, 04/01/14 Insured:
 MBIA.............................................                 --         --        --         --    --        --
District of Columbia Revenue, Georgetown
 University Project, Series 1988C Insured: MBIA
  4.850% 04/01/09.................................          1,375,000  1,481,325        --         --    --        --
  5.050% 04/01/11.................................          3,050,000  3,321,084        --         --    --        --
Fort Worth Texas Higher Education Revenue
 Texas Christian University Project Series 1997
 5.000% 03/15/17..................................          2,190,000  2,328,912        --         --    --        --
Illinois Finance Authority DePaul University
 Revenue Refunding Series 2004A
 5.375% 10/01/17..................................          1,000,000  1,120,470        --         --    --        --
Illinois Finance Authority DePaul University
 Revenue Refunding Series 2004A
 5.375% 10/01/18..................................          2,000,000  2,236,780        --         --    --        --
Illinois Educational Facilities Authority Wesleyan
 University 5.650%, 09/01/26 Insured: MBIA........                 --         --        --         --    --        --
Indiana University Revenue, Series 1998L
  5.000% 08/01/09.................................          1,520,000  1,657,241        --         --    --        --
  5.000% 08/01/10.................................          2,510,000  2,744,961        --         --    --        --
Iowa Student Loan Liquidity Corp. Student Loan
 Revenue Refunding, Series 1998J
 4.800% 06/01/09..................................          9,650,000 10,235,658        --         --    --        --
Ivy Tech State College Indiana, Revenue Series
 1997E Insured: AMBAC
  5.000% 07/01/07.................................          1,035,000  1,105,877        --         --    --        --
  5.050% 07/01/09.................................          1,000,000  1,074,110        --         --    --        --
Kansas State Development Finance Authority
 Revenue Board of Regents Scientific Research
 Series 2003 5.000% 10/01/19 Insured:
 AMBAC............................................                 --         -- 2,000,000  2,170,400    --        --

                                                   Columbia Pennsylvania Columbia Intermediate Columbia Intermediate
                                                   Intermediate Tax-         Tax-Exempt             Tax-Exempt
                                                   Exempt Bond Fund           Bond Fund           Bond Fund Pro-
                                                      Target Fund          Acquiring Fund         Forma Combined
                                                   --------------------- --------------------- --------------------

                                                   Par ($)   Value ($)    Par ($)   Value ($)   Par ($)   Value ($)
                                                   -------   ---------   ---------  ---------  ---------  ----------
Municipal Securities
EDUCATION
Education
Connecticut State HEFA Trinity College, Series F
 5.500%, 07/01/21 Insured: MBIA...................   --         --       1,000,000  1,182,520  1,000,000   1,182,520
District of Columbia Revenue, Georgetown
 University, Series A 5.950%, 04/01/14 Insured:
 MBIA.............................................   --         --       1,000,000  1,124,130  1,000,000   1,124,130
District of Columbia Revenue, Georgetown
 University Project, Series 1988C Insured: MBIA
  4.850% 04/01/09.................................   --         --              --         --  1,375,000   1,481,325
  5.050% 04/01/11.................................   --         --              --         --  3,050,000   3,321,084
Fort Worth Texas Higher Education Revenue
 Texas Christian University Project Series 1997
 5.000% 03/15/17..................................   --         --              --         --  2,190,000   2,328,912
Illinois Finance Authority DePaul University
 Revenue Refunding Series 2004A
 5.375% 10/01/17..................................   --         --              --         --  1,000,000   1,120,470
Illinois Finance Authority DePaul University
 Revenue Refunding Series 2004A
 5.375% 10/01/18..................................   --         --              --         --  2,000,000   2,236,780
Illinois Educational Facilities Authority Wesleyan
 University 5.650%, 09/01/26 Insured: MBIA........   --         --       3,000,000  3,270,060  3,000,000   3,270,060
Indiana University Revenue, Series 1998L
  5.000% 08/01/09.................................   --         --              --         --  1,520,000   1,657,241
  5.000% 08/01/10.................................   --         --              --         --  2,510,000   2,744,961
Iowa Student Loan Liquidity Corp. Student Loan
 Revenue Refunding, Series 1998J
 4.800% 06/01/09..................................   --         --              --         --  9,650,000  10,235,658
Ivy Tech State College Indiana, Revenue Series
 1997E Insured: AMBAC
  5.000% 07/01/07.................................   --         --              --         --  1,035,000   1,105,877
  5.050% 07/01/09.................................   --         --              --         --  1,000,000   1,074,110
Kansas State Development Finance Authority
 Revenue Board of Regents Scientific Research
 Series 2003 5.000% 10/01/19 Insured:
 AMBAC............................................   --         --              --         --  2,000,000   2,170,400

                                                                                                       Nations Tennessee
                                                            Nations Intermediate   Nations Kansas        Intermediate
                                                            Municipal Bond Fund  Municipal Income Fund Municipal Bond Fund
                                                                Target Fund          Target Fund          Target Fund
                                                            -------------------  --------------------- -------------------
                                                   % of Net
                                                    Assets   Par ($)   Value ($)  Par ($)   Value ($)  Par ($)  Value ($)
                                                   -------- ---------  --------- ---------  ---------  -------  ---------
Kansas State Development Finance Authority
 Revenue Regents-Wichita Universtity Project
 Series 2000 B 5.900% 04/01/15 Insured:
 AMBAC............................................                 --         -- 2,000,000  2,277,049       --        --
Kansas State Development Finance Authority
 Revenue Kansas State Prjects Series 2001 5.500%
 03/01/16 Insured: AMBAC..........................                 --         -- 1,020,000  1,139,319       --        --
Maryland State HEFA Johns Hopkins University
 6.000%, 07/01/10.................................                 --         --        --         --       --        --
Massachusetts State College Building Authority
 Project Revenue, Series A 7.500%, 05/01/14.......                 --         --        --         --       --        --
Massachusetts State IFA Tufts University, Series H
 5.500%, 02/15/12 Insured: MBIA...................                 --         --        --         --       --        --
Massachusetts State Industriall Finance Agency
 Revenue Babson College Issue Project, Series
 1998A 5.000% 10/01/18 Insured: MBIA..............          1,000,000  1,081,460        --         --       --        --
Metropolitan Government Nashville and Davidson
 County, Tennessee Health and Educational
 Facilities Board Improvement Revenue Meharry
 Medical College Project, Refunding, Series 1996
 Insured: AMBAC
  6.000% 12/01/08.................................          1,000,000  1,132,550        --         --  505,000   571,949
  6.000% 12/01/09.................................                 --         --        --         --  595,000   683,976
  6.000% 12/01/16.................................                 --         --        --         --  500,000   599,882
Mississippi State University Educational Building
 Corp. Revenue Series 1998 Insured: MBIA
  5.250% 08/01/12.................................          1,000,000  1,110,540        --         --       --        --
  5.250% 08/01/13.................................          1,000,000  1,110,540        --         --       --        --
Missouri State HEFA St. Louis University
 5.500%, 10/01/16.................................                 --         --        --         --       --        --
Missouri State HEFA Washington University, Series
 A 5.500%, 06/15/16...............................                 --         --        --         --       --        --
New York State Dormitory Authority
 Revenue Columbia University, Series A
 5.250%, 07/01/20.................................                 --         --        --         --       --        --
Pennsylvania State HEFA College & University
 Revenues, Bryn Mawr College 5.250%, 12/01/12
 Insured: AMBAC...................................                 --         --        --         --       --        --
Rhode Island HMFC Higher Education, Johnson &
 Wales 5.250%, 04/01/15 Insured: XL Capital
 Assurance........................................                 --         --        --         --       --        --

                                                   Columbia Pennsylvania Columbia Intermediate Columbia Intermediate
                                                   Intermediate Tax-         Tax-Exempt            Tax-Exempt
                                                   Exempt Bond Fund           Bond Fund          Bond Fund Pro-
                                                      Target Fund          Acquiring Fund        Forma Combined
                                                   --------------------- --------------------- ---------------------

                                                   Par ($)   Value ($)    Par ($)   Value ($)   Par ($)   Value ($)
                                                   -------   ---------   ---------  ---------  ---------  ---------
Kansas State Development Finance Authority
 Revenue Regents-Wichita Universtity Project
 Series 2000 B 5.900% 04/01/15 Insured:
 AMBAC............................................   --         --              --         --  2,000,000  2,277,049
Kansas State Development Finance Authority
 Revenue Kansas State Prjects Series 2001 5.500%
 03/01/16 Insured: AMBAC..........................   --         --              --         --  1,020,000  1,139,319
Maryland State HEFA Johns Hopkins University
 6.000%, 07/01/10.................................   --         --       1,500,000  1,744,080  1,500,000  1,744,080
Massachusetts State College Building Authority
 Project Revenue, Series A 7.500%, 05/01/14.......   --         --         500,000    647,745    500,000    647,745
Massachusetts State IFA Tufts University, Series H
 5.500%, 02/15/12 Insured: MBIA...................   --         --       2,000,000  2,296,340  2,000,000  2,296,340
Massachusetts State Industriall Finance Agency
 Revenue Babson College Issue Project, Series
 1998A 5.000% 10/01/18 Insured: MBIA..............   --         --              --         --  1,000,000  1,081,460
Metropolitan Government Nashville and Davidson
 County, Tennessee Health and Educational
 Facilities Board Improvement Revenue Meharry
 Medical College Project, Refunding, Series 1996
 Insured: AMBAC
  6.000% 12/01/08.................................   --         --              --         --  1,505,000  1,704,499
  6.000% 12/01/09.................................   --         --              --         --    595,000    683,976
  6.000% 12/01/16.................................   --         --              --         --    500,000    599,882
Mississippi State University Educational Building
 Corp. Revenue Series 1998 Insured: MBIA
  5.250% 08/01/12.................................   --         --              --         --  1,000,000  1,110,540
  5.250% 08/01/13.................................   --         --              --         --  1,000,000  1,110,540
Missouri State HEFA St. Louis University
 5.500%, 10/01/16.................................   --         --       1,000,000  1,168,020  1,000,000  1,168,020
Missouri State HEFA Washington University, Series
 A 5.500%, 06/15/16...............................   --         --       1,000,000  1,176,050  1,000,000  1,176,050
New York State Dormitory Authority
 Revenue Columbia University, Series A
 5.250%, 07/01/20.................................   --         --       2,000,000  2,212,480  2,000,000  2,212,480
Pennsylvania State HEFA College & University
 Revenues, Bryn Mawr College 5.250%, 12/01/12
 Insured: AMBAC...................................   --         --       1,500,000  1,707,045  1,500,000  1,707,045
Rhode Island HMFC Higher Education, Johnson &
 Wales 5.250%, 04/01/15 Insured: XL Capital
 Assurance........................................   --         --       1,500,000  1,665,735  1,500,000  1,665,735

                                                                                                   Nations Tennessee
                                                        Nations Intermediate  Nations Kansas         Intermediate
                                                        Municipal Bond Fund  Municipal Income Fund Municipal Bond Fund
                                                            Target Fund         Target Fund           Target Fund
                                                        -------------------- --------------------- -------------------
                                               % of Net
                                                Assets   Par ($)  Value ($)  Par ($)   Value ($)   Par ($)  Value ($)
                                               -------- --------- ---------- -------   ---------   -------  ---------
Southwest Higher Education Authority Inc.,
 Texas, Revenue Southern Methodist
 University Project, Series 1995
 5.125% 10/01/16 Insured: FSA.................          2,000,000  2,118,980      --          --     --            --
University of Illinois, Revenue University
 Housing and Auxilairy Facilities Systems
 Revenue, Series 1996 5.000% 10/01/07
 Insured: MBIA................................          1,670,000  1,787,551      --          --     --            --
University of Texas Revenue, Refunding Series
 2003B 5.250% 08/15/12........................          7,600,000  8,609,736      --          --     --            --
University of Texas Revenue, Refunding
 Series 2004B 5.250% 08/15/16.................          2,000,000  2,289,880      --          --     --            --
University of Hawaii, System Revenue, Series A
 5.500%, 07/15/14 Insured: FGIC...............                 --         --      --          --     --            --
Erie Higher Education Building Authority,
 Mercyhurst College Project, Series 2004 B,
 5.000%, 03/15/14.............................                 --         --      --          --     --            --
Lancaster County, Higher Education Authority,
 Franklin & Marshall College, Series A
 5.000%, 04/15/10.............................                 --         --      --          --     --            --
Pennsylvania State HEFA College and
 University Revenue College of Pharmacy &
 Science 5.000%, 11/01/07 Insured: MBIA.......                 --         --      --          --     --            --
Pennsylvania State HEFA, Series T
 5.000%, 06/15/12 Insured: AMBAC..............                 --         --      --          --     --            --
Pennsylvania State HEFA Widener University
 5.000%, 07/15/10.............................                 --         --      --          --     --            --
Pennsylvania State University
 5.250%, 08/15/11.............................                 --         --      --          --     --            --
Kansas Washburn University Topeka Living
 Learning 5.000% 07/01/18 Insured:
 AMBAC........................................                 --         -- 900,000     982,116     --            --
                                                                  ----------            ---------           ---------
   Education Total............................                    46,547,655           6,568,884            1,855,807
                                                                  ----------            ---------           ---------

Student Loan                                     1.1%
Alaska Student Loan Corp. Revenue,
 Series 1997A AMT 5.2000% 07/01/06
 Insured: AMBAC...............................          1,250,000  1,312,463      --          --     --            --
Arizona Educational Loan Marketing Corp.
 Revenue, Series 1993 6.300% 12/01/08.........          1,500,000  1,532,445      --          --     --            --

                                               Columbia Pennsylvania Columbia Intermediate Columbia Intermediate
                                                Intermediate Tax-         Tax-Exempt            Tax-Exempt
                                                Exempt Bond Fund          Bond Fund           Bond Fund Pro-
                                                   Target Fund          Acquiring Fund        Forma Combined
                                               --------------------- --------------------  --------------------

                                                Par ($)   Value ($)   Par ($)   Value ($)   Par ($)   Value ($)
                                               ---------  ---------  ---------  ---------- ---------  ----------
Southwest Higher Education Authority Inc.,
 Texas, Revenue Southern Methodist
 University Project, Series 1995
 5.125% 10/01/16 Insured: FSA.................        --         --         --          -- 2,000,000   2,118,980
University of Illinois, Revenue University
 Housing and Auxilairy Facilities Systems
 Revenue, Series 1996 5.000% 10/01/07
 Insured: MBIA................................        --         --         --          -- 1,670,000   1,787,551
University of Texas Revenue, Refunding Series
 2003B 5.250% 08/15/12........................        --         --         --          -- 7,600,000   8,609,736
University of Texas Revenue, Refunding
 Series 2004B 5.250% 08/15/16.................        --         --         --          -- 2,000,000   2,289,880
University of Hawaii, System Revenue, Series A
 5.500%, 07/15/14 Insured: FGIC...............        --         --  1,000,000   1,144,040 1,000,000   1,144,040
Erie Higher Education Building Authority,
 Mercyhurst College Project, Series 2004 B,
 5.000%, 03/15/14.............................   255,000    269,451         --          --   255,000     269,451
Lancaster County, Higher Education Authority,
 Franklin & Marshall College, Series A
 5.000%, 04/15/10.............................   500,000    548,595         --          --   500,000     548,595
Pennsylvania State HEFA College and
 University Revenue College of Pharmacy &
 Science 5.000%, 11/01/07 Insured: MBIA.......   500,000    521,000         --          --   500,000     521,000
Pennsylvania State HEFA, Series T
 5.000%, 06/15/12 Insured: AMBAC..............   750,000    827,903         --          --   750,000     827,903
Pennsylvania State HEFA Widener University
 5.000%, 07/15/10.............................   500,000    538,925         --          --   500,000     538,925
Pennsylvania State University
 5.250%, 08/15/11............................. 1,000,000  1,130,630         --          -- 1,000,000   1,130,630
Kansas Washburn University Topeka Living
 Learning 5.000% 07/01/18 Insured:
 AMBAC........................................        --         --         --          --   900,000     982,116
                                                          ---------             ----------            ----------
   Education Total............................            3,836,504             19,338,245            78,147,095
                                                          ---------             ----------            ----------

Student Loan
Alaska Student Loan Corp. Revenue,
 Series 1997A AMT 5.2000% 07/01/06
 Insured: AMBAC...............................        --         --         --          -- 1,250,000   1,312,463
Arizona Educational Loan Marketing Corp.
 Revenue, Series 1993 6.300% 12/01/08.........        --         --         --          -- 1,500,000   1,532,445

                                                                                                      Nations Tennessee
                                                          Nations Intermediate   Nations Kansas         Intermediate
                                                           Municipal Bond Fund  Municipal Income Fund Municipal Bond Fund
                                                               Target Fund         Target Fund           Target Fund
                                                          --------------------- --------------------- -------------------
                                                 % of Net
                                                  Assets   Par ($)   Value ($)  Par ($)   Value ($)   Par ($)  Value ($)
                                                 -------- ---------- ---------- -------   ---------   -------  ---------
Education Loans, Inc. South Dakota Student Loan
 Revenue, Series 1998 AMT
 4.950% 06/01/10................................          11,000,000 11,714,780   --             --     --            --
Massachusetts Educational Financing Authority
 Educational Loan Revenue, Refunding, Series
 1999A 4.100% 07/01/05 Insured: AMBAC...........           2,255,000  2,261,720   --             --     --            --
Massachusetts Educational Financing Authority
 Educational Loan Revenue, Refunding, Series
 1999A AMT 4.750% 07/01/11 Insured:
 AMBAC..........................................           2,430,000  2,472,549   --             --     --            --
Massachusetts Educational Financing Authority
 Revenue Series 1998C Insured: MBIA
  4.600% 12/01/09...............................           2,210,000  2,246,222   --             --     --            --
  4.700% 12/01/09...............................           1,970,000  2,003,766   --             --     --            --
Pasadena Texas Independent School District, GO,
 Series 1998 5.000% 02/15/11....................           1,245,000  1,289,608   --             --     --            --
Utah State Student Loan Revenue, Series 1995N,
 AMT Insured: AMBAC 5.900% 11/01/07.............           2,500,000  2,622,575   --             --     --            --
                                                                     ----------            ---------           ---------
   Student Loan Total...........................                     27,456,128                  --                   --
                                                                     ----------            ---------           ---------
   EDUCATION TOTAL..............................                     74,003,783           6,568,884            1,855,807
                                                                     ==========            =========           =========
HEALTH CARE                                        7.1%
Hospitals                                          7.1%
Amarillo, Texas, Health Facilities Corp. Baptist
 St. Anthony's Hospital Corp. 5.500%, 01/01/14
 Insured: FSA...................................                  --         --   --             --     --            --
Augusta County, Virginia Hospital Revenue, IDA,
 Augusta Health Care, Inc. 5.250%, 09/01/18.....                  --         --   --             --     --            --
Birmingham Baptist Medical Center Alabama
 Special Care Facilities Financing Authority
 Revenue Baptist Medical Centers Project,
 Refunding, Series 1993A 5.500% 08/15/05
 Insured: MBIA..................................           2,500,000  2,526,425   --             --     --            --
California Statewide Communities Development
 Authority Revenue Certificates of Participation
 Series 1993 5.400% 11/01/15....................           5,500,000  5,561,105   --             --     --            --
California Health Care Facilities Financing
 Authority Catholic Healthcare West, Series H
 4.450%, 07/01/26(a)............................                  --         --   --             --     --            --
California Statewide Communities Development
 Authority Revenue Kaiser Permanente, Series I
 3.450%, 04/01/35(a)............................                  --         --   --             --     --            --

                                                 Columbia Pennsylvania Columbia Intermediate Columbia Intermediate Tax-
                                                 Intermediate Tax-          Tax-Exempt               Exempt
                                                 Exempt Bond Fund           Bond Fund            Bond Fund Pro-
                                                    Target Fund           Acquiring Fund         Forma Combined
                                                 --------------------- --------------------  --------------------------

                                                 Par ($)   Value ($)    Par ($)   Value ($)   Par ($)      Value ($)
                                                 -------   ---------   ---------  ----------  ----------   -----------
Education Loans, Inc. South Dakota Student Loan
 Revenue, Series 1998 AMT
 4.950% 06/01/10................................   --             --          --          -- 11,000,000    11,714,780
Massachusetts Educational Financing Authority
 Educational Loan Revenue, Refunding, Series
 1999A 4.100% 07/01/05 Insured: AMBAC...........   --             --          --          --  2,255,000     2,261,720
Massachusetts Educational Financing Authority
 Educational Loan Revenue, Refunding, Series
 1999A AMT 4.750% 07/01/11 Insured:
 AMBAC..........................................   --             --          --          --  2,430,000     2,472,549
Massachusetts Educational Financing Authority
 Revenue Series 1998C Insured: MBIA
  4.600% 12/01/09...............................   --             --          --          --  2,210,000     2,246,222
  4.700% 12/01/09...............................   --             --          --          --  1,970,000     2,003,766
Pasadena Texas Independent School District, GO,
 Series 1998 5.000% 02/15/11....................   --             --          --          --  1,245,000     1,289,608
Utah State Student Loan Revenue, Series 1995N,
 AMT Insured: AMBAC 5.900% 11/01/07.............   --             --          --          --  2,500,000     2,622,575
                                                   --       ---------             ----------               -----------
   Student Loan Total...........................                  --                      --               27,456,128
                                                            ---------             ----------               -----------
   EDUCATION TOTAL..............................           3,836,504              19,338,245              105,603,223
                                                            =========             ==========               ===========
HEALTH CARE
Hospitals
Amarillo, Texas, Health Facilities Corp. Baptist
 St. Anthony's Hospital Corp. 5.500%, 01/01/14
 Insured: FSA...................................   --             --   1,000,000   1,136,370  1,000,000     1,136,370
Augusta County, Virginia Hospital Revenue, IDA,
 Augusta Health Care, Inc. 5.250%, 09/01/18.....   --             --   1,500,000   1,660,605  1,500,000     1,660,605
Birmingham Baptist Medical Center Alabama
 Special Care Facilities Financing Authority
 Revenue Baptist Medical Centers Project,
 Refunding, Series 1993A 5.500% 08/15/05
 Insured: MBIA..................................   --             --          --          --  2,500,000     2,526,425
California Statewide Communities Development
 Authority Revenue Certificates of Participation
 Series 1993 5.400% 11/01/15....................   --             --          --          --  5,500,000     5,561,105
California Health Care Facilities Financing
 Authority Catholic Healthcare West, Series H
 4.450%, 07/01/26(a)............................   --             --   1,100,000   1,138,456  1,100,000     1,138,456
California Statewide Communities Development
 Authority Revenue Kaiser Permanente, Series I
 3.450%, 04/01/35(a)............................   --             --   1,000,000     990,340  1,000,000       990,340

                                                                                                      Nations Tennessee
                                                          Nations Intermediate  Nations Kansas          Intermediate
                                                          Municipal Bond Fund  Municipal Income Fund Municipal Bond Fund
                                                              Target Fund         Target Fund            Target Fund
                                                          -------------------  --------------------- -------------------
                                                 % of Net
                                                  Assets   Par ($)   Value ($) Par ($)   Value ($)    Par ($)  Value ($)
                                                 -------- ---------  --------- -------   ---------   --------- ---------
Chattanooga-Hamilton County, Tennessee Hospital
 Authority Revenue Erlanger Medcal Center
 Project, Refunding, Series 1993 5.500%
 10/01/07 Insured: FSA..........................                 --         --      --          --   1,250,000 1,361,287
Coffee County Georgia Hospital Authority
 Revenue Regional Medical Center, Inc., Project
 5.000%, 12/01/15(b)............................                 --         --      --          --          --        --
Denver Colorado Health and Hospital Authority
 Healthcare Revenue, Series 2001A
 6.000% 12/01/23................................          1,630,000  1,699,634      --          --          --        --
Farmington, New Mexico, Hospital Revenue San
 Juan Regional Medical Center, Series A
 5.125%, 06/01/18...............................                 --         --      --          --          --        --
Fulton De Kalb, Georgia, Hospital Authority
 Revenue 5.250%, 01/01/16 Insured: FSA..........                 --         --      --          --          --        --
Greenville Hospital Systems of South Carolina
 Health Facilities Revenue, Series 1996B
 5.500% 05/01/08................................          3,210,000  3,404,366      --          --          --        --
Harris County, Texas Health Facility Development
 Corp. Revenue Series 1999A 5.625% 07/01/11
 Insured: MBIA..................................          5,790,000  6,420,531      --          --          --        --
Harris County Texas, Health Facilities
 Development Authority Revenue Series 1999A
 5.375% 07/01/19 Insured: MBIA..................          5,000,000  5,470,200      --          --          --        --
Harris County Texas, HFDC Memorial Hospital
 System Project, Series A 6.000%, 06/01/13
 Insured: MBIA..................................                 --         --      --          --          --        --
Jefferson County Texas, Health Facilities
 Development Corp., Revenue Baptist Hospitals
 Project, Series 2001 5.200% 08/15/21 Insured:
 AMBAC..........................................          3,495,000  3,692,747      --          --          --        --
Kansas State Development Finance Authority
 Revenue Sisters of Charity Leavenworth Project,
 Series 1998 5.000% 12/01/14 Insured: MBIA......                 --         -- 955,000   1,035,860          --        --
Kansas State Development Finance Authority
 Health Facilities Revenue Hayes Medical Center
 Inc. Project, Series 1997 B 4.900% 11/15/05
 Insured: MBIA..................................                 --         -- 670,000     691,145          --        --

                                                 Columbia Pennsylvania Columbia Intermediate Columbia Intermediate
                                                 Intermediate Tax-         Tax-Exempt            Tax-Exempt
                                                 Exempt Bond Fund           Bond Fund          Bond Fund Pro-
                                                    Target Fund          Acquiring Fund        Forma Combined
                                                 --------------------- --------------------- ---------------------

                                                 Par ($)   Value ($)    Par ($)   Value ($)   Par ($)   Value ($)
                                                 -------   ---------   ---------  ---------  ---------  ---------
Chattanooga-Hamilton County, Tennessee Hospital
 Authority Revenue Erlanger Medcal Center
 Project, Refunding, Series 1993 5.500%
 10/01/07 Insured: FSA..........................   --         --              --         --  1,250,000  1,361,287
Coffee County Georgia Hospital Authority
 Revenue Regional Medical Center, Inc., Project
 5.000%, 12/01/15(b)............................   --         --       1,705,000  1,781,640  1,705,000  1,781,640
Denver Colorado Health and Hospital Authority
 Healthcare Revenue, Series 2001A
 6.000% 12/01/23................................   --         --              --         --  1,630,000  1,699,634
Farmington, New Mexico, Hospital Revenue San
 Juan Regional Medical Center, Series A
 5.125%, 06/01/18...............................   --         --         500,000    523,705    500,000    523,705
Fulton De Kalb, Georgia, Hospital Authority
 Revenue 5.250%, 01/01/16 Insured: FSA..........   --         --       1,000,000  1,116,280  1,000,000  1,116,280
Greenville Hospital Systems of South Carolina
 Health Facilities Revenue, Series 1996B
 5.500% 05/01/08................................   --         --              --         --  3,210,000  3,404,366
Harris County, Texas Health Facility Development
 Corp. Revenue Series 1999A 5.625% 07/01/11
 Insured: MBIA..................................   --         --              --         --  5,790,000  6,420,531
Harris County Texas, Health Facilities
 Development Authority Revenue Series 1999A
 5.375% 07/01/19 Insured: MBIA..................   --         --              --         --  5,000,000  5,470,200
Harris County Texas, HFDC Memorial Hospital
 System Project, Series A 6.000%, 06/01/13
 Insured: MBIA..................................   --         --       2,170,000  2,547,732  2,170,000  2,547,732
Jefferson County Texas, Health Facilities
 Development Corp., Revenue Baptist Hospitals
 Project, Series 2001 5.200% 08/15/21 Insured:
 AMBAC..........................................   --         --              --         --  3,495,000  3,692,747
Kansas State Development Finance Authority
 Revenue Sisters of Charity Leavenworth Project,
 Series 1998 5.000% 12/01/14 Insured: MBIA......   --         --              --         --    955,000  1,035,860
Kansas State Development Finance Authority
 Health Facilities Revenue Hayes Medical Center
 Inc. Project, Series 1997 B 4.900% 11/15/05
 Insured: MBIA..................................   --         --              --         --    670,000    691,145

                                                                                                        Nations Tennessee
                                                            Nations Intermediate   Nations Kansas         Intermediate
                                                            Municipal Bond Fund  Municipal Income Fund Municipal Bond Fund
                                                                Target Fund          Target Fund           Target Fund
                                                            -------------------  --------------------- -------------------
                                                   % of Net
                                                    Assets   Par ($)   Value ($)  Par ($)   Value ($)   Par ($)  Value ($)
                                                   -------- ---------  --------- ---------  ---------  --------- ---------
Kansas State Development Finance Authority
 Health Facilities Revenue Hayes Medical Center
 Inc. Project, Series 1997 B Insured: MBIA
  4.800% 11/15/04.................................                 --         --   735,000    735,985         --        --
  5.000% 11/15/06.................................                 --         --   510,000    540,600         --        --
Kansas State Development Finance Authority
 Health Facilities Revenue Stormont-Vail
 Healthcare Inc. Project, Series 1996 F Insured:
 MBIA
  5.600% 11/15/07.................................                 --         --   740,000    787,722         --        --
  5.750% 11/15/09.................................                 --         --   500,000    533,115         --        --
Kansas State Development Finance Authority
 Health Facilities Revenue St. Luke's/Shawnee
 Missouri Project, Series 1996 N Insured: MBIA
  4.700% 11/15/05.................................                 --         --   605,000    622,654         --        --
  4.75 % 11/15/06.................................                 --         --   675,000    712,557         --        --
Kansas State Development Finance Authority
 Health Facilities Revenue St. Luke's/Shawnee
 Missouri Project, Series 1996 P Insured: MBIA
 4.750% 11/15/06..................................                 --         --   630,000    663,428         --        --
Kansas University Hospital Authority Revenue
 Kansas University Health System Project, Series
 1999 A Insured: AMBAC
  5.350% 09/01/12.................................                 --         -- 1,265,000  1,392,411         --        --
  5.400% 09/01/13.................................                 --         -- 1,525,000  1,682,136         --        --
Knox County, Tennessee Health, Educational and
 Housing Facilities Board Revenue Fort Sanders
 Alliance Project, Refunding, Series 1993 Insured:
 MBIA 7.250% 01/01/09.............................                 --         --        --         --    300,000   352,530
Knox County, Tennessee Health, Educational and
 Housing Facilities Board Revenue Fort Sanders
 Alliance Project, Refunding, Series 1993 Insured:
 MBIA 5.500% 04/15/11.............................                 --         --        --         --  2,000,000 2,156,520
Knox County, Tennessee Health, Educational and
 Housing Facilities Board Revenue University
 Health Systems Inc. Project, Series 1993 5.750%
 04/1/19..........................................                 --         --        --         --  1,500,000 1,568,265
Knox County Tennesee Health Educational and
 Housing Facilities Board Revenue, University
 Health Systems Inc. Project, Series 1999 5.625%
 04/01/29.........................................          5,000,000  5,092,700        --         --         --        --

                                                   Columbia Pennsylvania Columbia Intermediate Columbia Intermediate
                                                   Intermediate Tax-        Tax-Exempt             Tax-Exempt
                                                   Exempt Bond Fund          Bond Fund           Bond Fund Pro-
                                                      Target Fund         Acquiring Fund         Forma Combined
                                                   --------------------- --------------------- ---------------------

                                                   Par ($)   Value ($)   Par ($)   Value ($)    Par ($)   Value ($)
                                                   -------   ---------   -------   ---------   ---------  ---------
Kansas State Development Finance Authority
 Health Facilities Revenue Hayes Medical Center
 Inc. Project, Series 1997 B Insured: MBIA
  4.800% 11/15/04.................................   --         --         --         --         735,000    735,985
  5.000% 11/15/06.................................   --         --         --         --         510,000    540,600
Kansas State Development Finance Authority
 Health Facilities Revenue Stormont-Vail
 Healthcare Inc. Project, Series 1996 F Insured:
 MBIA
  5.600% 11/15/07.................................   --         --         --         --         740,000    787,722
  5.750% 11/15/09.................................   --         --         --         --         500,000    533,115
Kansas State Development Finance Authority
 Health Facilities Revenue St. Luke's/Shawnee
 Missouri Project, Series 1996 N Insured: MBIA
  4.700% 11/15/05.................................   --         --         --         --         605,000    622,654
  4.75 % 11/15/06.................................   --         --         --         --         675,000    712,557
Kansas State Development Finance Authority
 Health Facilities Revenue St. Luke's/Shawnee
 Missouri Project, Series 1996 P Insured: MBIA
 4.750% 11/15/06..................................   --         --         --         --         630,000    663,428
Kansas University Hospital Authority Revenue
 Kansas University Health System Project, Series
 1999 A Insured: AMBAC
  5.350% 09/01/12.................................   --         --         --         --       1,265,000  1,392,411
  5.400% 09/01/13.................................   --         --         --         --       1,525,000  1,682,136
Knox County, Tennessee Health, Educational and
 Housing Facilities Board Revenue Fort Sanders
 Alliance Project, Refunding, Series 1993 Insured:
 MBIA 7.250% 01/01/09.............................   --         --         --         --         300,000    352,530
Knox County, Tennessee Health, Educational and
 Housing Facilities Board Revenue Fort Sanders
 Alliance Project, Refunding, Series 1993 Insured:
 MBIA 5.500% 04/15/11.............................   --         --         --         --       2,000,000  2,156,520
Knox County, Tennessee Health, Educational and
 Housing Facilities Board Revenue University
 Health Systems Inc. Project, Series 1993 5.750%
 04/1/19..........................................   --         --         --         --       1,500,000  1,568,265
Knox County Tennesee Health Educational and
 Housing Facilities Board Revenue, University
 Health Systems Inc. Project, Series 1999 5.625%
 04/01/29.........................................   --         --         --         --       5,000,000  5,092,700

                                                                                                     Nations Tennessee
                                                          Nations Intermediate   Nations Kansas        Intermediate
                                                          Municipal Bond Fund  Municipal Income Fund Municipal Bond Fund
                                                              Target Fund          Target Fund          Target Fund
                                                          -------------------  --------------------- -------------------
                                                 % of Net
                                                  Assets   Par ($)   Value ($)  Par ($)   Value ($)  Par ($)  Value ($)
                                                 -------- ---------  --------- ---------  ---------  -------  ---------
Lakewood, Ohio Hospital Improvement Revenue
 Lakewood Hospital Association
 5.500%, 02/15/14...............................                 --         --        --         --    --        --
Lorain County Ohio Hospital Revenue Catholic
 Healthcare Partnerships Project Series 2001A
  5.625% 10/01/14...............................          6,135,000  6,783,776        --         --    --        --
  5.625% 10/1/2015..............................          3,000,000  3,301,560        --         --    --        --
  5.625% 10/1/2016..............................          3,000,000  3,288,240        --         --    --        --
Manhattan Kansas Hospital Revenue Mercy Health
 Care Center, Series 2001 5.250% 08/15/2010
 Insured: FSA...................................                 --         -- 1,005,000  1,118,464    --        --
Massachusetts State HEFA Partners Healthcare
 Systems, Series A 5.375%, 07/01/17 Insured:
 MBIA...........................................                 --         --        --         --    --        --
Massachusetts State HEFA Partners Healthcare
 Systems, Series C 6.000%, 07/01/14.............                 --         --        --         --    --        --
Massachusetts State HEFA Partners Healthcare
 Systems, Series C 6.000%, 07/01/17.............                 --         --        --         --    --        --
Montgomery County Ohio Hospital Revenue
 Kettering Medical Center Project, Series 1999
 6.50% 04/01/13.................................          6,060,000  6,739,750        --         --    --        --
New Jersey Health Care Facilities Financing
 Authority AHS Hospital Corp., Series A 6.000%,
 07/01/12 Insured: AMBAC........................                 --         --        --         --    --        --
Natrona County Wyoming Hospital Revenue
 Refunding Wyoming Medical Center Project,
 Series 1998 5.250% 09/15/06 Insured: AMBAC.....          2,535,000  2,640,481        --         --    --        --
North Broward Florida Hospital District Revenue
 Refunding Series 1997 5.250% 01/15/11 Insured:
 MBIA...........................................          4,075,000  4,355,197        --         --    --        --
North Carolina Medical Care Commission, Health
 Care Facilities Revenue Novant Health Inc.
 Project, Series 2003A 5.000% 11/01/11..........          3,505,000  3,857,954        --         --    --        --
North Carolina Medical Care Commission, Health
 Care Facilities Revenue Carolina Medicorp, Inc,
 Project, Series 1996 5.125% 02/01/16...........          4,000,000  4,232,480        --         --    --        --
North Carolina Medical Care Commission, Health
 Care Facilities Revenue Pitt County Memorial
 Hospital Project, Series 1998A
 4.400% 12/01/08................................          3,135,000  3,346,957        --         --    --        --

                                                 Columbia Pennsylvania Columbia Intermediate Columbia Intermediate
                                                 Intermediate Tax-         Tax-Exempt            Tax-Exempt
                                                 Exempt Bond Fund           Bond Fund          Bond Fund Pro-
                                                    Target Fund          Acquiring Fund        Forma Combined
                                                 --------------------- --------------------- ---------------------

                                                 Par ($)   Value ($)    Par ($)   Value ($)   Par ($)   Value ($)
                                                 -------   ---------   ---------  ---------  ---------  ---------
Lakewood, Ohio Hospital Improvement Revenue
 Lakewood Hospital Association
 5.500%, 02/15/14...............................   --         --       1,400,000  1,516,578  1,400,000  1,516,578
Lorain County Ohio Hospital Revenue Catholic
 Healthcare Partnerships Project Series 2001A
  5.625% 10/01/14...............................   --         --              --         --  6,135,000  6,783,776
  5.625% 10/1/2015..............................   --         --              --         --  3,000,000  3,301,560
  5.625% 10/1/2016..............................   --         --              --         --  3,000,000  3,288,240
Manhattan Kansas Hospital Revenue Mercy Health
 Care Center, Series 2001 5.250% 08/15/2010
 Insured: FSA...................................   --         --              --         --  1,005,000  1,118,464
Massachusetts State HEFA Partners Healthcare
 Systems, Series A 5.375%, 07/01/17 Insured:
 MBIA...........................................   --         --       2,000,000  2,157,720  2,000,000  2,157,720
Massachusetts State HEFA Partners Healthcare
 Systems, Series C 6.000%, 07/01/14.............   --         --       1,000,000  1,145,530  1,000,000  1,145,530
Massachusetts State HEFA Partners Healthcare
 Systems, Series C 6.000%, 07/01/17.............   --         --       1,250,000  1,419,588  1,250,000  1,419,588
Montgomery County Ohio Hospital Revenue
 Kettering Medical Center Project, Series 1999
 6.50% 04/01/13.................................   --         --              --         --  6,060,000  6,739,750
New Jersey Health Care Facilities Financing
 Authority AHS Hospital Corp., Series A 6.000%,
 07/01/12 Insured: AMBAC........................   --         --       1,500,000  1,770,225  1,500,000  1,770,225
Natrona County Wyoming Hospital Revenue
 Refunding Wyoming Medical Center Project,
 Series 1998 5.250% 09/15/06 Insured: AMBAC.....   --         --              --         --  2,535,000  2,640,481
North Broward Florida Hospital District Revenue
 Refunding Series 1997 5.250% 01/15/11 Insured:
 MBIA...........................................   --         --              --         --  4,075,000  4,355,197
North Carolina Medical Care Commission, Health
 Care Facilities Revenue Novant Health Inc.
 Project, Series 2003A 5.000% 11/01/11..........   --         --              --         --  3,505,000  3,857,954
North Carolina Medical Care Commission, Health
 Care Facilities Revenue Carolina Medicorp, Inc,
 Project, Series 1996 5.125% 02/01/16...........   --         --              --         --  4,000,000  4,232,480
North Carolina Medical Care Commission, Health
 Care Facilities Revenue Pitt County Memorial
 Hospital Project, Series 1998A
 4.400% 12/01/08................................   --         --              --         --  3,135,000  3,346,957

                                                                                                       Nations Tennessee
                                                           Nations Intermediate  Nations Kansas          Intermediate
                                                           Municipal Bond Fund  Municipal Income Fund Municipal Bond Fund
                                                               Target Fund         Target Fund            Target Fund
                                                           -------------------  --------------------- -------------------
                                                  % of Net
                                                   Assets   Par ($)   Value ($) Par ($)   Value ($)    Par ($)  Value ($)
                                                  -------- ---------  --------- -------   ---------   --------- ---------
North Carolina Medical Care Commission, Health
 Care Facilities Revenue Pitt County Memorial
 Hospital Project, Series 1998B 5.000%
 12/01/18........................................          3,000,000  3,187,410   --         --              --        --
North Carolina Medical Care Community Hospital
 Revenue Duke University Hospital Project, Series
 1996C 5.250% 06/01/26 Insured: MBIA.............          5,000,000  5,059,750   --         --              --        --
North Central Texas Health Facilities Development
 Corp. Baylor Healthcare Systems Project, Series
 1995 5.50% 5/15/2013 Insured: AMBAC.............          5,210,000  5,559,174   --         --              --        --
Oklahoma Finance Authority Hospital Revenue
 Duncan Regional Hospital Project, Series A
 5.000%, 12/01/15................................                 --         --   --         --              --        --
Prince William County Virginia, Hospital Revenue,
 IDA Potomac Hospital Corp. 5.500%,
 10/01/18........................................                 --         --   --         --              --        --
Shelby County, Tennessee Health, Educational and
 Housing Facilities Board Revenue Methodist
 Health Systems, Series 1995 6.250% 08/01/09
 Insured: MBIA...................................                 --         --   --         --          10,000    11,398
Shelby County, Tennessee Health, Educational and
 Housing Facilities Board Revenue St. Jude's
 Children's Research Project, Series 1999
 Insured: MBIA 5.375% 07/01/24...................                 --         --   --         --       1,000,000 1,044,610
St. Josephs County Indiana Hospital Authority,
 Hospital Fac Revenue St. Josephs Hospital
 South Bend, Series 1979 8.500% 12/01/04.........            205,000    206,203   --         --              --        --
Shelby County Tennessee Health, Educational and
 Housing Facilities Board St Jude's Childrens
 Research Project, Series 1999 5.375% 07/01/24...          8,000,000  8,356,880   --         --              --        --
Tampa Florida Health Systems Revenue Catholic
 Health East Project, Series 1998A-1 Insured:
 MBIA
  5.500% 11/15/13................................          6,080,000  6,985,190   --         --              --        --
  5.500% 11/15/14................................          6,000,000  6,926,820   --         --              --        --
Tarrant County Texas Health Facilities
 Development Corp Health Systems Revenue,
 Texas Health Resources Project, Series 1997A
 Insured: MBIA
  5.750% 02/15/10................................          3,805,000  4,236,030   --         --              --        --
  5.250% 02/15/17................................          5,000,000  5,432,550   --         --              --        --

                                                  Columbia Pennsylvania Columbia Intermediate Columbia Intermediate
                                                  Intermediate Tax-         Tax-Exempt            Tax-Exempt
                                                  Exempt Bond Fund           Bond Fund          Bond Fund Pro-
                                                     Target Fund          Acquiring Fund        Forma Combined
                                                  --------------------- --------------------- ---------------------

                                                  Par ($)   Value ($)    Par ($)   Value ($)   Par ($)   Value ($)
                                                  -------   ---------   ---------  ---------  ---------  ---------
North Carolina Medical Care Commission, Health
 Care Facilities Revenue Pitt County Memorial
 Hospital Project, Series 1998B 5.000%
 12/01/18........................................   --         --              --         --  3,000,000  3,187,410
North Carolina Medical Care Community Hospital
 Revenue Duke University Hospital Project, Series
 1996C 5.250% 06/01/26 Insured: MBIA.............   --         --              --         --  5,000,000  5,059,750
North Central Texas Health Facilities Development
 Corp. Baylor Healthcare Systems Project, Series
 1995 5.50% 5/15/2013 Insured: AMBAC.............   --         --              --         --  5,210,000  5,559,174
Oklahoma Finance Authority Hospital Revenue
 Duncan Regional Hospital Project, Series A
 5.000%, 12/01/15................................   --         --       1,545,000  1,618,959  1,545,000  1,618,959
Prince William County Virginia, Hospital Revenue,
 IDA Potomac Hospital Corp. 5.500%,
 10/01/18........................................   --         --       1,000,000  1,090,010  1,000,000  1,090,010
Shelby County, Tennessee Health, Educational and
 Housing Facilities Board Revenue Methodist
 Health Systems, Series 1995 6.250% 08/01/09
 Insured: MBIA...................................   --         --              --         --     10,000     11,398
Shelby County, Tennessee Health, Educational and
 Housing Facilities Board Revenue St. Jude's
 Children's Research Project, Series 1999
 Insured: MBIA 5.375% 07/01/24...................   --         --              --         --  1,000,000  1,044,610
St. Josephs County Indiana Hospital Authority,
 Hospital Fac Revenue St. Josephs Hospital
 South Bend, Series 1979 8.500% 12/01/04.........   --         --              --         --    205,000    206,203
Shelby County Tennessee Health, Educational and
 Housing Facilities Board St Jude's Childrens
 Research Project, Series 1999 5.375% 07/01/24...   --         --              --         --  8,000,000  8,356,880
Tampa Florida Health Systems Revenue Catholic
 Health East Project, Series 1998A-1 Insured:
 MBIA
  5.500% 11/15/13................................   --         --              --         --  6,080,000  6,985,190
  5.500% 11/15/14................................   --         --              --         --  6,000,000  6,926,820
Tarrant County Texas Health Facilities
 Development Corp Health Systems Revenue,
 Texas Health Resources Project, Series 1997A
 Insured: MBIA
  5.750% 02/15/10................................   --         --              --         --  3,805,000  4,236,030
  5.250% 02/15/17................................   --         --              --         --  5,000,000  5,432,550

                                                                                                        Nations Tennessee
                                                            Nations Intermediate    Nations Kansas        Intermediate
                                                             Municipal Bond Fund  Municipal Income Fund Municipal Bond Fund
                                                                 Target Fund         Target Fund           Target Fund
                                                            --------------------- --------------------- -------------------
                                                   % of Net
                                                    Assets   Par ($)   Value ($)  Par ($)   Value ($)   Par ($)  Value ($)
                                                   -------- --------- ----------- -------   ----------  -------  ---------
West Virginia State Hospital Finance Authority
 Hospital Revenue Charleston Area Medical Center
 Project, Series 1995A 5.750% 09/01/13 Insured:
 MBIA.............................................          1,000,000   1,049,360   --              --    --            --
West Virginia State Hospital Finance Authority
 Revenue Charleston Medical Center Project,
 Series 2000 6.750% 09/01/22......................          1,265,000   1,406,299   --              --    --            --
West Virginia State Hospital Finance Authority
 Revenue Charleston Medical Center Un-refunded
 6.750%, 09/01/22.................................                 --          --   --              --    --            --
Wichita Kansas Revenue Refunding Series 2001III
 6.250% 11/15/18..................................          5,000,000   5,630,600   --              --    --            --
Wisconsin State Health and Educational Facilities
 Authority Revenue Aurora Health Care Inc.
 Project, Series 1999A 5.600% 02/15/29............          7,615,000   7,696,937   --              --    --            --
                                                                      -----------           ----------           ---------
   Hospitals Total................................                    134,147,306           10,516,077           6,494,610
                                                                      -----------           ----------           ---------
Continuing Care Retirement                           0.0%
Delaware County Authority Revenue, Dunwoody
 Village, Inc., Series A 5.000%, 04/01/09.........                 --          --   --              --    --            --
                                                                      -----------           ----------           ---------
   Continuing Care Retirement Total...............                             --                   --                  --
                                                                      -----------           ----------           ---------
   HEALTH CARE TOTAL..............................                    134,147,306           10,516,077           6,494,610
                                                                      ===========           ==========           =========
HOUSING                                              4.9%
Assisted Living                                      0.2%
Maricopa County Arizona Industrial Development
 Authority Health Facilities Revenue, Series 1999A
 6.300% 09/20/38 Insured: GNMA....................          3,715,000   4,009,377   --              --    --            --
                                                                      -----------           ----------           ---------
   Assisted Living Total..........................                      4,009,377                   --                  --
                                                                      -----------           ----------           ---------
Multi-Family                                         2.2%
ABAG California Finance Authority for Nonprofit
 Corporations Multifamily Revenue, Refunding,
 Series 2000B 6.400% 08/15/30.....................          1,000,000   1,091,740   --              --    --            --
ABAG California Finance Authority for Nonprofit
 Corporations Multifamily Revenue, Refunding,
 Series 2000A, AMT 6.25% 08/15/30.................          8,000,000   8,751,040   --              --    --            --

                                                   Columbia Pennsylvania Columbia Intermediate Columbia Intermediate
                                                   Intermediate Tax-         Tax-Exempt             Tax-Exempt
                                                   Exempt Bond Fund          Bond Fund            Bond Fund Pro-
                                                      Target Fund          Acquiring Fund         Forma Combined
                                                   --------------------- --------------------- ---------------------

                                                   Par ($)   Value ($)   Par ($)   Value ($)    Par ($)   Value ($)
                                                   -------   ---------   -------   ----------  --------- -----------
West Virginia State Hospital Finance Authority
 Hospital Revenue Charleston Area Medical Center
 Project, Series 1995A 5.750% 09/01/13 Insured:
 MBIA.............................................      --         --         --           --  1,000,000   1,049,360
West Virginia State Hospital Finance Authority
 Revenue Charleston Medical Center Project,
 Series 2000 6.750% 09/01/22......................      --         --         --           --  1,265,000   1,406,299
West Virginia State Hospital Finance Authority
 Revenue Charleston Medical Center Un-refunded
 6.750%, 09/01/22.................................      --         --    270,000      300,159    270,000     300,159
Wichita Kansas Revenue Refunding Series 2001III
 6.250% 11/15/18..................................      --         --         --           --  5,000,000   5,630,600
Wisconsin State Health and Educational Facilities
 Authority Revenue Aurora Health Care Inc.
 Project, Series 1999A 5.600% 02/15/29............      --         --         --           --  7,615,000   7,696,937
                                                              -------              ----------            -----------
   Hospitals Total................................                 --              21,913,897            173,071,890
                                                              -------              ----------            -----------
Continuing Care Retirement
Delaware County Authority Revenue, Dunwoody
 Village, Inc., Series A 5.000%, 04/01/09......... 500,000    536,610         --           --    500,000     536,610
                                                              -------              ----------            -----------
   Continuing Care Retirement Total...............            536,610                      --                536,610
                                                              -------              ----------            -----------
   HEALTH CARE TOTAL..............................            536,610              21,913,897            173,608,500
                                                              =======              ==========            ===========
HOUSING
Assisted Living
Maricopa County Arizona Industrial Development
 Authority Health Facilities Revenue, Series 1999A
 6.300% 09/20/38 Insured: GNMA....................      --         --         --           --  3,715,000   4,009,377
                                                              -------              ----------            -----------
   Assisted Living Total..........................                 --                      --              4,009,377
                                                              -------              ----------            -----------
Multi-Family
ABAG California Finance Authority for Nonprofit
 Corporations Multifamily Revenue, Refunding,
 Series 2000B 6.400% 08/15/30.....................      --         --         --           --  1,000,000   1,091,740
ABAG California Finance Authority for Nonprofit
 Corporations Multifamily Revenue, Refunding,
 Series 2000A, AMT 6.25% 08/15/30.................      --         --         --           --  8,000,000   8,751,040

                                                                                                    Nations Tennessee
                                                        Nations Intermediate   Nations Kansas         Intermediate
                                                        Municipal Bond Fund  Municipal Income Fund Municipal Bond Fund
                                                            Target Fund          Target Fund           Target Fund
                                                        -------------------  --------------------- -------------------
                                               % of Net
                                                Assets   Par ($)   Value ($)  Par ($)   Value ($)   Par ($)  Value ($)
                                               -------- ---------  --------- ---------  ---------  --------- ---------
California Statewide Communities Development
 Authority, Apartment Devlopment Revenue,
 Refunding, Irvine Apartment Communities
 Project Series 1998A-4 Mandatory Put
 5/15/2013 5.250% 05/15/25....................          1,750,000  1,836,660        --         --         --        --
Chicago Illinois Housing Authority Capital
 Program Revenue Series 2001
  5.375% 07/01/13.............................          5,000,000  5,526,550        --         --         --        --
  5.250% 07/01/12.............................          5,975,000  6,622,033        --         --         --        --
Duval County Florida Housing Finance Authority
 Multi-Family Housing Revenue United
 Dominion Realty Trust, Greentree Place
 Project Refunding, Series 1995
 6.750% 04/01/25..............................          2,700,000  2,769,606        --         --         --        --
Florida Housing Finance Agency United
 Dominion Realty Trust, Andover Project
 Refunding, Series 1996E, AMT
 6.350% 05/01/26..............................          2,000,000  2,060,580        --         --         --        --
Massachusetts State HFA Multi-Family Housing
 Project, Series A 5.600%, 07/01/07 Insured:
 MBIA.........................................                 --         --        --         --         --        --
Massachusetts State HFA Multi-Family Housing
 Project, Series A 5.700%, 07/01/08 Insured:
 MBIA.........................................                 --         --        --         --         --        --
Minneapolis and St Paul Minnesota Metropolitan
 Apartments Commission, Series 13
 5.00% 01/01/10...............................                 --         -- 1,000,000  1,082,580         --        --
Metropolitan Government Nashville and
 Davidson County, TN Multi-Family Housing
 Revenue, Enhancement, Inc. Welch Bend
 Apartments Project, Series 1996A
 5.500% 01/01/27 Insured: FNMA................                 --         --        --         --  1,000,000 1,049,350
New York State HFA Revenue, Housing Project
 Mortgage Series A 5.800%, 11/01/09 Insured:
 FSA..........................................                 --         --        --         --         --        --
North Carolina Medical Care Community
 Revenue Health Care Housing ARC Projects,
 Series A 4.650%, 10/01/14....................                 --         --        --         --         --        --

                                               Columbia Pennsylvania Columbia Intermediate Columbia Intermediate
                                               Intermediate Tax-         Tax-Exempt            Tax-Exempt
                                               Exempt Bond Fund           Bond Fund          Bond Fund Pro-
                                                  Target Fund          Acquiring Fund        Forma Combined
                                               --------------------- --------------------- ---------------------

                                               Par ($)   Value ($)    Par ($)   Value ($)   Par ($)   Value ($)
                                               -------   ---------   ---------  ---------  ---------  ---------
California Statewide Communities Development
 Authority, Apartment Devlopment Revenue,
 Refunding, Irvine Apartment Communities
 Project Series 1998A-4 Mandatory Put
 5/15/2013 5.250% 05/15/25....................   --         --              --         --  1,750,000  1,836,660
Chicago Illinois Housing Authority Capital
 Program Revenue Series 2001
  5.375% 07/01/13.............................   --         --              --         --  5,000,000  5,526,550
  5.250% 07/01/12.............................   --         --              --         --  5,975,000  6,622,033
Duval County Florida Housing Finance Authority
 Multi-Family Housing Revenue United
 Dominion Realty Trust, Greentree Place
 Project Refunding, Series 1995
 6.750% 04/01/25..............................   --         --              --         --  2,700,000  2,769,606
Florida Housing Finance Agency United
 Dominion Realty Trust, Andover Project
 Refunding, Series 1996E, AMT
 6.350% 05/01/26..............................   --         --              --         --  2,000,000  2,060,580
Massachusetts State HFA Multi-Family Housing
 Project, Series A 5.600%, 07/01/07 Insured:
 MBIA.........................................   --         --         440,000    456,905    440,000    456,905
Massachusetts State HFA Multi-Family Housing
 Project, Series A 5.700%, 07/01/08 Insured:
 MBIA.........................................   --         --         435,000    451,273    435,000    451,273
Minneapolis and St Paul Minnesota Metropolitan
 Apartments Commission, Series 13
 5.00% 01/01/10...............................   --         --              --         --  1,000,000  1,082,580
Metropolitan Government Nashville and
 Davidson County, TN Multi-Family Housing
 Revenue, Enhancement, Inc. Welch Bend
 Apartments Project, Series 1996A
 5.500% 01/01/27 Insured: FNMA................   --         --              --         --  1,000,000  1,049,350
New York State HFA Revenue, Housing Project
 Mortgage Series A 5.800%, 11/01/09 Insured:
 FSA..........................................   --         --       1,610,000  1,680,051  1,610,000  1,680,051
North Carolina Medical Care Community
 Revenue Health Care Housing ARC Projects,
 Series A 4.650%, 10/01/14....................   --         --         575,000    581,365    575,000    581,365

                                                                                                  Nations Tennessee
                                                     Nations Intermediate    Nations Kansas         Intermediate
                                                      Municipal Bond Fund  Municipal Income Fund Municipal Bond Fund
                                                          Target Fund          Target Fund           Target Fund
                                                     --------------------- --------------------- -------------------
                                            % of Net
                                             Assets   Par ($)   Value ($)   Par ($)   Value ($)   Par ($)  Value ($)
                                            -------- ---------- ---------- ---------  ---------  --------- ---------
North Carolina Medical Care Commission
 Revenue Health Care Housing ARC
 Projects 5.500% 10/01/24..................                  --         -- 1,575,000  1,594,278         --        --
Stamford Connecticut Housing Authority,
 Multi-Family Rev Refunding Housing
 Fairfield Apartments Project, Series 1998,
 AMT Mandatory Put 12/1/2008 @ 100
 4.750% 12/01/28...........................           7,800,000  8,018,400        --         --         --        --
Tennessee Housing Development Agency
 Revenue Home Ownership Program,
 Series 1988, AMT
  4.750% 07/01/08..........................                  --         --        --         --  1,085,000 1,146,834
  4.850% 07/01/09..........................                  --         --        --         --  1,135,000 1,204,076
  (d) 01/01/08.............................                  --         --        --         --  2,500,000 2,229,675
Virginia State Housing Development
 Authority Multi-Family Housing,
 Series H 5.700%, 11/01/07.................                  --         --        --         --         --        --
Wyoming Community Development
 Authority Multi-Family Revenue Housing
 Aspen Court Apartments Project, Series
 1999A 4.750% 12/01/30.....................           3,805,000  3,844,534        --         --         --        --
                                                                ----------            ---------            ---------
   Multi-Family Total......................                     40,521,143            2,676,858            5,629,935
                                                                ----------            ---------            ---------

Single Family                                 2.5%
Alaska State Housing Finance Corp.
 Revenue, GO of Corporation Series
 1992A 6.000% 12/01/05.....................           3,000,000  3,123,240        --         --         --        --
Alaska State Housing Finance Corp.
 Revenue, GO of Corporation Series
 1995A Insured: MBIA
  5.400% 06/01/08..........................           1,505,000  1,566,720        --         --         --        --
  5.800% 12/01/12..........................           1,965,000  2,035,642        --         --         --        --
Alaska State Housing Finance Corp.
 Revenue, GO of Corporation Series
 1997A 6.000% 06/01/27 Insured:
 MBIA......................................          11,500,000 12,029,345        --         --         --        --
Escambia County Florida Housing Finance
 Authority Single Family Mortgage
 Revenue, Series 1999, AMT 4.50%
 10/01/09 Insured: FSA.....................           2,945,000  3,096,344        --         --         --        --

                                            Columbia Pennsylvania Columbia Intermediate Columbia Intermediate
                                            Intermediate Tax-         Tax-Exempt             Tax-Exempt
                                            Exempt Bond Fund           Bond Fund           Bond Fund Pro-
                                               Target Fund          Acquiring Fund         Forma Combined
                                            --------------------- --------------------- ---------------------

                                            Par ($)   Value ($)    Par ($)   Value ($)   Par ($)   Value ($)
                                            -------   ---------   ---------  ---------  ---------- ----------
North Carolina Medical Care Commission
 Revenue Health Care Housing ARC
 Projects 5.500% 10/01/24..................   --         --              --         --   1,575,000  1,594,278
Stamford Connecticut Housing Authority,
 Multi-Family Rev Refunding Housing
 Fairfield Apartments Project, Series 1998,
 AMT Mandatory Put 12/1/2008 @ 100
 4.750% 12/01/28...........................   --         --              --         --   7,800,000  8,018,400
Tennessee Housing Development Agency
 Revenue Home Ownership Program,
 Series 1988, AMT
  4.750% 07/01/08..........................   --         --              --         --   1,085,000  1,146,834
  4.850% 07/01/09..........................   --         --              --         --   1,135,000  1,204,076
  (d) 01/01/08.............................   --         --              --         --   2,500,000  2,229,675
Virginia State Housing Development
 Authority Multi-Family Housing,
 Series H 5.700%, 11/01/07.................   --         --       1,655,000  1,708,473   1,655,000  1,708,473
Wyoming Community Development
 Authority Multi-Family Revenue Housing
 Aspen Court Apartments Project, Series
 1999A 4.750% 12/01/30.....................   --         --              --         --   3,805,000  3,844,534
                                                         --                  ---------             ----------
   Multi-Family Total......................              --                  4,878,067             53,706,003
                                                         --                  ---------             ----------

Single Family
Alaska State Housing Finance Corp.
 Revenue, GO of Corporation Series
 1992A 6.000% 12/01/05.....................   --         --              --         --   3,000,000  3,123,240
Alaska State Housing Finance Corp.
 Revenue, GO of Corporation Series
 1995A Insured: MBIA
  5.400% 06/01/08..........................   --         --              --         --   1,505,000  1,566,720
  5.800% 12/01/12..........................   --         --              --         --   1,965,000  2,035,642
Alaska State Housing Finance Corp.
 Revenue, GO of Corporation Series
 1997A 6.000% 06/01/27 Insured:
 MBIA......................................   --         --              --         --  11,500,000 12,029,345
Escambia County Florida Housing Finance
 Authority Single Family Mortgage
 Revenue, Series 1999, AMT 4.50%
 10/01/09 Insured: FSA.....................   --         --              --         --   2,945,000  3,096,344

                                                                                                       Nations Tennessee
                                                            Nations Intermediate  Nations Kansas         Intermediate
                                                            Municipal Bond Fund  Municipal Income Fund Municipal Bond Fund
                                                                Target Fund         Target Fund           Target Fund
                                                            -------------------  --------------------- -------------------
                                                   % of Net
                                                    Assets   Par ($)   Value ($) Par ($)   Value ($)   Par ($)  Value ($)
                                                   -------- ---------  --------- -------   ---------   -------  ---------
Iowa Finance Authority, SFM, Series F
 5.550%, 01/01/16 Insured: GNMA...................                 --         --   --         --         --        --
Maine State Housing Authority Series C-1
 5.700%, 11/15/15.................................                 --         --   --         --         --        --
Maricopa County Arizona Industrial Development
 Authority Single Family Mortgage Revenue, Series
 2001-1B 5.000% 09/01/28..........................             70,000     70,655   --         --         --        --
New Hampshire State, HFA, SFM Project Series B
 5.850%, 07/01/10 Insured: FSA....................                 --         --   --         --         --        --
New Mexico Mortgage Finance Authority, Single
 Family Mortgage Revenue Series 1997C-2, AMT
 5.950% 07/01/17 Insured: GNMA....................            465,000    486,167   --         --         --        --
New Mexico Mortgage Finance Authority, Single
 Family Mortgage Revenue Series 1997E-2, AMT
 5.6000% 07/01/17 Insured: GNMA...................            925,000    966,903   --         --         --        --
New Mexico Mortgage Finance Authority, Single
 Family Mortgage Revenue Series 2001B-2, AMT
 6.200% 09/01/32 Insured: GNMA....................          2,545,000  2,669,120   --         --         --        --
New Mexico Mortgage Finance Authority, Single
 Family Mortgage Revenue Series 2002B-2, AMT
 6.350% 03/01/33 Insured: GNMA....................          2,025,000  2,203,403   --         --         --        --
New Mexico Mortgage Finance Authority, Single
 Family Mortgage Revenue Series 2002PG-A-2
 6.450% 03/01/33 Insured: GNMA....................          1,695,000  1,786,700   --         --         --        --
New Mexico Mortgage Finance Authority SFM, Series
 B-3 5.500%, 07/01/28 Insured: GNMA...............                 --         --   --         --         --        --
North Carolina HFA Single Family Revenue, Series Y
 6.300%, 09/01/15.................................                 --         --   --         --         --        --
North Carolina Housing Finance Agency Single
 Family Program, Series 1997RR 5.850% 09/01/28
 Insured: FHA.....................................          1,525,000  1,576,347   --         --         --        --
Oregon State Housing and Community Services
 Department Mortage Revenue Single Family
 Mortgage Project Insured: FHA
  5.500% 07/01/08, Series 1996A...................             10,000     10,598   --         --         --        --
  5.150% 07/01/09, Series 1997H...................            110,000    115,617   --         --         --        --
  4.600% 07/01/07, Series 1998D...................             25,000     26,154   --         --         --        --
  5.550% 07/01/21, Series 2000H...................            235,000    248,679   --         --         --        --

                                                   Columbia Pennsylvania Columbia Intermediate Columbia Intermediate
                                                   Intermediate Tax-         Tax-Exempt            Tax-Exempt
                                                   Exempt Bond Fund           Bond Fund          Bond Fund Pro-
                                                      Target Fund          Acquiring Fund        Forma Combined
                                                   --------------------- --------------------- ---------------------

                                                   Par ($)   Value ($)    Par ($)   Value ($)   Par ($)   Value ($)
                                                   -------   ---------   ---------  ---------  ---------  ---------
Iowa Finance Authority, SFM, Series F
 5.550%, 01/01/16 Insured: GNMA...................   --         --         940,000    975,024    940,000    975,024
Maine State Housing Authority Series C-1
 5.700%, 11/15/15.................................   --         --       1,705,000  1,803,941  1,705,000  1,803,941
Maricopa County Arizona Industrial Development
 Authority Single Family Mortgage Revenue, Series
 2001-1B 5.000% 09/01/28..........................   --         --              --         --     70,000     70,655
New Hampshire State, HFA, SFM Project Series B
 5.850%, 07/01/10 Insured: FSA....................   --         --         315,000    318,711    315,000    318,711
New Mexico Mortgage Finance Authority, Single
 Family Mortgage Revenue Series 1997C-2, AMT
 5.950% 07/01/17 Insured: GNMA....................   --         --              --         --    465,000    486,167
New Mexico Mortgage Finance Authority, Single
 Family Mortgage Revenue Series 1997E-2, AMT
 5.6000% 07/01/17 Insured: GNMA...................   --         --              --         --    925,000    966,903
New Mexico Mortgage Finance Authority, Single
 Family Mortgage Revenue Series 2001B-2, AMT
 6.200% 09/01/32 Insured: GNMA....................   --         --              --         --  2,545,000  2,669,120
New Mexico Mortgage Finance Authority, Single
 Family Mortgage Revenue Series 2002B-2, AMT
 6.350% 03/01/33 Insured: GNMA....................   --         --              --         --  2,025,000  2,203,403
New Mexico Mortgage Finance Authority, Single
 Family Mortgage Revenue Series 2002PG-A-2
 6.450% 03/01/33 Insured: GNMA....................   --         --              --         --  1,695,000  1,786,700
New Mexico Mortgage Finance Authority SFM, Series
 B-3 5.500%, 07/01/28 Insured: GNMA...............   --         --         740,000    764,109    740,000    764,109
North Carolina HFA Single Family Revenue, Series Y
 6.300%, 09/01/15.................................   --         --         380,000    388,128    380,000    388,128
North Carolina Housing Finance Agency Single
 Family Program, Series 1997RR 5.850% 09/01/28
 Insured: FHA.....................................   --         --              --         --  1,525,000  1,576,347
Oregon State Housing and Community Services
 Department Mortage Revenue Single Family
 Mortgage Project Insured: FHA
  5.500% 07/01/08, Series 1996A...................   --         --              --         --     10,000     10,598
  5.150% 07/01/09, Series 1997H...................   --         --              --         --    110,000    115,617
  4.600% 07/01/07, Series 1998D...................   --         --              --         --     25,000     26,154
  5.550% 07/01/21, Series 2000H...................   --         --              --         --    235,000    248,679

                                                                                                   Nations Tennessee
                                                       Nations Intermediate   Nations Kansas         Intermediate
                                                        Municipal Bond Fund  Municipal Income Fund Municipal Bond Fund
                                                            Target Fund         Target Fund           Target Fund
                                                       --------------------- --------------------- -------------------
                                              % of Net
                                               Assets   Par ($)   Value ($)  Par ($)   Value ($)   Par ($)  Value ($)
                                              -------- --------- ----------- -------   ---------   -------  ---------
Ohio Housing Finance Agency Mortgage
 Revenue Residential Project, Series 1998B-2,
 AMT 4.800% 09/01/07 Insured: GNMA...........          1,055,000   1,085,004      --          --        --         --
Pennsylvaina Housing Finance Agency Single
 Family Mortage Revenue, Series 1997A-31,
 AMT 5.450% 10/01/21.........................          9,180,000   9,501,667      --          --        --         --
Pinellas County Florida Housing Authority
 Housing Revenue Affordable Housing Project,
 Series 2001 4.600% 12/01/10 Insured: FSA....          7,000,000   7,506,870      --          --        --         --
Sedgwick and Shawnee Counties, Kansas Single
 Family Revenue Mortgage Backed Securities
 Program, Series 2003, AMT Insured: GNMA
  6.300% 06/01/27............................                 --          -- 985,000   1,084,692        --         --
  6.050% 06/01/27............................                 --          -- 980,000   1,084,262        --         --
Tennessee Housing Development Agency
 Revenue Series 1998, AMT 4.950%
 07/01/10....................................          1,190,000   1,268,005      --          --        --         --
Tucson and Pima County Arizona Industrial
 Development Authority Revenue Single Family
 Mortage Revenue, Series 2001A-1, AMT
 4.650% 07/01/21.............................            960,000     968,726      --          --        --         --
Tucson and Pima County Arizona Industrial
 Development Authority Revenue Single Family
 Mortage Revenue, Series 2001A-1, AMT
 4.650% 01/01/34.............................            705,000     752,813      --          --        --         --
West Virginia State Housing Development Fund,
 Housing Finance, Series A 5.550%,
 11/01/10....................................                 --          --      --          --        --         --
Wisconsin Housing and Economic Development
 Authority Revenue Series 1997G 5.350%
 03/01/12                                              2,735,000   2,897,705      --          --        --         --
                                                                 -----------            ---------           ---------
   Single Family Total.......................                     55,992,424           2,168,954                   --
                                                                 -----------            ---------           ---------
   HOUSING TOTAL.............................                    100,522,944           4,845,812            5,629,935
                                                                 ===========            =========           =========
INDUSTRIAL                                      1.1%
Chemicals                                       0.5%
Humphreys County Tennessee, Industrial
 Development Board Solid Waste Disposal
 Revenue E.I. Dupont Denemours abs Co.
 Project, Series 1994, AMT 6.700% 05/01/24...                 --          --      --          --   575,000    588,305

                                              Columbia Pennsylvania Columbia Intermediate Columbia Intermediate
                                              Intermediate Tax-        Tax-Exempt              Tax-Exempt
                                              Exempt Bond Fund          Bond Fund            Bond Fund Pro-
                                                 Target Fund         Acquiring Fund          Forma Combined
                                              --------------------- --------------------- ---------------------

                                              Par ($)   Value ($)   Par ($)   Value ($)    Par ($)   Value ($)
                                              -------   ---------   -------   ---------   --------- -----------
Ohio Housing Finance Agency Mortgage
 Revenue Residential Project, Series 1998B-2,
 AMT 4.800% 09/01/07 Insured: GNMA...........   --         --            --          --   1,055,000   1,085,004
Pennsylvaina Housing Finance Agency Single
 Family Mortage Revenue, Series 1997A-31,
 AMT 5.450% 10/01/21.........................   --         --            --          --   9,180,000   9,501,667
Pinellas County Florida Housing Authority
 Housing Revenue Affordable Housing Project,
 Series 2001 4.600% 12/01/10 Insured: FSA....   --         --            --          --   7,000,000   7,506,870
Sedgwick and Shawnee Counties, Kansas Single
 Family Revenue Mortgage Backed Securities
 Program, Series 2003, AMT Insured: GNMA
  6.300% 06/01/27............................   --         --            --          --     985,000   1,084,692
  6.050% 06/01/27............................   --         --            --          --     980,000   1,084,262
Tennessee Housing Development Agency
 Revenue Series 1998, AMT 4.950%
 07/01/10....................................   --         --            --          --   1,190,000   1,268,005
Tucson and Pima County Arizona Industrial
 Development Authority Revenue Single Family
 Mortage Revenue, Series 2001A-1, AMT
 4.650% 07/01/21.............................   --         --            --          --     960,000     968,726
Tucson and Pima County Arizona Industrial
 Development Authority Revenue Single Family
 Mortage Revenue, Series 2001A-1, AMT
 4.650% 01/01/34.............................   --         --            --          --     705,000     752,813
West Virginia State Housing Development Fund,
 Housing Finance, Series A 5.550%,
 11/01/10....................................   --         --       300,000     317,595     300,000     317,595
Wisconsin Housing and Economic Development
 Authority Revenue Series 1997G 5.350%
 03/01/12                                       --         --            --          --   2,735,000   2,897,705
                                                           --                  ---------            -----------
   Single Family Total.......................              --                 4,567,508              62,728,886
                                                           --                  ---------            -----------
   HOUSING TOTAL.............................              --                 9,445,575             120,444,266
                                                           ==                  =========            ===========
INDUSTRIAL
Chemicals
Humphreys County Tennessee, Industrial
 Development Board Solid Waste Disposal
 Revenue E.I. Dupont Denemours abs Co.
 Project, Series 1994, AMT 6.700% 05/01/24...   --         --            --          --     575,000     588,305

                                                                                                         Nations Tennessee
                                                             Nations Intermediate   Nations Kansas         Intermediate
                                                              Municipal Bond Fund  Municipal Income Fund Municipal Bond Fund
                                                                  Target Fund         Target Fund           Target Fund
                                                             --------------------- --------------------- -------------------
                                                    % of Net
                                                     Assets   Par ($)   Value ($)  Par ($)   Value ($)   Par ($)  Value ($)
                                                    -------- ---------- ---------- -------   ---------   -------  ---------
Guadalupe Blanco River Authority Texas, Sewer and
 Solid Waste Disposal Facility Revenue, E.I. duPont
 de Nemours and Company Project, Series 1999,
 AMT 5.500% 05/01/29...............................          10,650,000 11,012,952   --         --            --        --
                                                                        ----------              --                 -------
   Chemicals Total.................................                     11,012,952              --                 588,305
                                                                        ----------              --                 -------
Food Products                                         0.2%
Cartersville Georgia Development Authority Revenue
 Sewer Facilities Revenue, Anheuser Busch
 Companies, Inc Project Refunding, 5.625%
 05/01/09, Series 1997, AMT........................           3,500,000  3,866,940   --         --            --        --
                                                                        ----------              --                 -------
   Food Products Total.............................                      3,866,940              --                      --
                                                                        ----------              --                 -------
Forest Products                                       0.2%
Gulf Coast Waste Disposal Authority, Texas,
 Revenue Refunding Series 2002A 6.100%
 08/01/24..........................................           5,750,000  6,065,388   --         --            --        --
                                                                        ----------              --                 -------
   Forest Products Total...........................                      6,065,388              --                      --
                                                                        ----------              --                 -------
Manufacturing                                         0.0%
Maury County Tennessee Industrial Development
 Board Multi-Model Pollution Control Revenue
 Refunding General Moters Corp--Saturn Corp.
 Project, Series 1997 6.500% 09/01/24..............                  --         --   --         --       750,000   765,930
                                                                        ----------              --                 -------
   Manufacturing Total.............................                             --              --                 765,930
                                                                        ----------              --                 -------
Oil and Gas                                           0.1%
Philadelphia Pennsylvania Industrial Development
 Authority, IDR, Refunding Ashland Oil Inc.
 Project, Series 1993 5.70% 06/01/05...............           2,500,000  2,540,850   --         --            --        --
                                                                        ----------              --                 -------
   Oil and Gas Total...............................                      2,540,850              --                      --
                                                                        ----------              --                 -------
Other Industrial Development                          0.1%
Michigan State Strategic Fund Ltd. Obligation
 Revenue NSF International Project 5.000%,
 08/01/13..........................................                  --         --   --         --            --        --

                                                    Columbia Pennsylvania Columbia Intermediate Columbia Intermediate
                                                    Intermediate Tax-        Tax-Exempt              Tax-Exempt
                                                    Exempt Bond Fund          Bond Fund            Bond Fund Pro-
                                                       Target Fund         Acquiring Fund          Forma Combined
                                                    --------------------- --------------------- ---------------------

                                                    Par ($)   Value ($)   Par ($)   Value ($)    Par ($)   Value ($)
                                                    -------   ---------   -------   ---------   ---------- ----------
Guadalupe Blanco River Authority Texas, Sewer and
 Solid Waste Disposal Facility Revenue, E.I. duPont
 de Nemours and Company Project, Series 1999,
 AMT 5.500% 05/01/29...............................   --         --            --         --    10,650,000 11,012,952
                                                                 --                  -------               ----------
   Chemicals Total.................................              --                       --               11,601,257
                                                                 --                  -------               ----------
Food Products
Cartersville Georgia Development Authority Revenue
 Sewer Facilities Revenue, Anheuser Busch
 Companies, Inc Project Refunding, 5.625%
 05/01/09, Series 1997, AMT........................   --         --            --         --     3,500,000  3,866,940
                                                                 --                  -------               ----------
   Food Products Total.............................              --                       --                3,866,940
                                                                 --                  -------               ----------
Forest Products
Gulf Coast Waste Disposal Authority, Texas,
 Revenue Refunding Series 2002A 6.100%
 08/01/24..........................................   --         --            --         --     5,750,000  6,065,388
                                                                 --                  -------               ----------
   Forest Products Total...........................              --                       --                6,065,388
                                                                 --                  -------               ----------
Manufacturing
Maury County Tennessee Industrial Development
 Board Multi-Model Pollution Control Revenue
 Refunding General Moters Corp--Saturn Corp.
 Project, Series 1997 6.500% 09/01/24..............   --         --            --         --       750,000    765,930
                                                                 --                  -------               ----------
   Manufacturing Total.............................              --                       --                  765,930
                                                                 --                  -------               ----------
Oil and Gas
Philadelphia Pennsylvania Industrial Development
 Authority, IDR, Refunding Ashland Oil Inc.
 Project, Series 1993 5.70% 06/01/05...............   --         --            --         --     2,500,000  2,540,850
                                                                 --                  -------               ----------
   Oil and Gas Total...............................              --                       --                2,540,850
                                                                 --                  -------               ----------
Other Industrial Development
Michigan State Strategic Fund Ltd. Obligation
 Revenue NSF International Project 5.000%,
 08/01/13..........................................   --         --       820,000    886,625       820,000    886,625

                                                                                                Nations Tennessee
                                                    Nations Intermediate    Nations Kansas        Intermediate
                                                     Municipal Bond Fund  Municipal Income Fund Municipal Bond Fund
                                                         Target Fund          Target Fund          Target Fund
                                                    --------------------- --------------------- -------------------
                                           % of Net
                                            Assets   Par ($)   Value ($)   Par ($)   Value ($)  Par ($)  Value ($)
                                           -------- ---------- ---------- ---------  ---------  -------  ---------
Pennsylvania State IDA Economic
 Development 5.250%, 07/01/11 Insured:
 AMBAC....................................                  --         --        --         --    --            --
                                                               ----------            ---------           ---------
   Other IDB..............................                             --                   --                  --
                                                               ----------            ---------           ---------
   INDUSTRIAL TOTAL.......................                     23,486,130                   --           1,354,235
                                                               ==========            =========           =========
OTHER                                        15.2%
Pool/Bond Bank                                2.6%
Alaska Industrial Development and Export
 Authority Revenue GO of Authority, Series
 1995A 6.000% 04/01/05....................             895,000    907,852        --         --    --            --
Alaska Industrial Development and Export
 Authority Revenue GO of Authority,
 Refunding, Series 1998A, AMT 5.250%
 04/01/12 Insured: MBIA...................           3,345,000  3,619,323        --         --    --            --
Delaware Valley Pennsylvania Regional
 Financing Authority Local Government
 Revenue, Series 2002 5.50% 07/01/12......          15,000,000 17,002,500        --         --    --            --
Delaware Valley Pennsylvania, Regional
 Finance Authority, Local Government
 Revenue, Series B 5.600%, 07/01/17
 Insured: AMBAC...........................                  --         --        --         --    --            --
Delaware Valley Pennsylvania, Regional
 Finance Authority, Local Government
 Revenue, Series B 5.750%, 07/01/17.......                  --         --        --         --    --            --
Indianapolis, Indiana, Local Public
 Improvement Bond Bank, Series D 6.500%,
 02/01/06.................................                  --         --        --         --    --            --
Kansas State Development Finance Authority
 Revenue Revenue Refunding Water
 Pollution Revolving Fund
  5.500% 11/01/13.........................                  --         -- 1,000,000  1,147,080    --            --
  5.500% 11/01/15.........................                  --         -- 1,000,000  1,147,610    --            --
Kansas State Development Finance Authority
 Revenue Water Pollution Control 5.500%,
 05/01/14.................................                  --         --        --         --    --            --
Indiana Bond Bank Revenue State Revolving
 Fund Project Series 1995A 6.875%
 02/01/12.................................           1,100,000  1,136,267        --         --    --            --

                                           Columbia Pennsylvania Columbia Intermediate Columbia Intermediate
                                            Intermediate Tax-        Tax-Exempt             Tax-Exempt
                                            Exempt Bond Fund          Bond Fund           Bond Fund Pro-
                                               Target Fund         Acquiring Fund         Forma Combined
                                           --------------------- --------------------- ---------------------

                                            Par ($)   Value ($)   Par ($)   Value ($)   Par ($)   Value ($)
                                           ---------  ---------  ---------  ---------  ---------- ----------
Pennsylvania State IDA Economic
 Development 5.250%, 07/01/11 Insured:
 AMBAC.................................... 1,000,000  1,125,440         --         --   1,000,000  1,125,440
                                                      ---------             ---------             ----------
   Other IDB..............................            1,125,440               886,625              2,012,065
                                                      ---------             ---------             ----------
   INDUSTRIAL TOTAL.......................            1,125,440               886,625             26,852,430
                                                      =========             =========             ==========
OTHER
Pool/Bond Bank
Alaska Industrial Development and Export
 Authority Revenue GO of Authority, Series
 1995A 6.000% 04/01/05....................        --         --         --         --     895,000    907,852
Alaska Industrial Development and Export
 Authority Revenue GO of Authority,
 Refunding, Series 1998A, AMT 5.250%
 04/01/12 Insured: MBIA...................        --         --         --         --   3,345,000  3,619,323
Delaware Valley Pennsylvania Regional
 Financing Authority Local Government
 Revenue, Series 2002 5.50% 07/01/12......        --         --         --         --  15,000,000 17,002,500
Delaware Valley Pennsylvania, Regional
 Finance Authority, Local Government
 Revenue, Series B 5.600%, 07/01/17
 Insured: AMBAC...........................        --         --  2,000,000  2,346,060   2,000,000  2,346,060
Delaware Valley Pennsylvania, Regional
 Finance Authority, Local Government
 Revenue, Series B 5.750%, 07/01/17.......        --         --  2,000,000  2,371,480   2,000,000  2,371,480
Indianapolis, Indiana, Local Public
 Improvement Bond Bank, Series D 6.500%,
 02/01/06.................................        --         --  2,100,000  2,216,949   2,100,000  2,216,949
Kansas State Development Finance Authority
 Revenue Revenue Refunding Water
 Pollution Revolving Fund
  5.500% 11/01/13.........................        --         --         --         --   1,000,000  1,147,080
  5.500% 11/01/15.........................        --         --         --         --   1,000,000  1,147,610
Kansas State Development Finance Authority
 Revenue Water Pollution Control 5.500%,
 05/01/14.................................        --         --  1,000,000  1,162,030   1,000,000  1,162,030
Indiana Bond Bank Revenue State Revolving
 Fund Project Series 1995A 6.875%
 02/01/12.................................        --         --         --         --   1,100,000  1,136,267

                                                                                                   Nations Tennessee
                                                        Nations Intermediate  Nations Kansas         Intermediate
                                                        Municipal Bond Fund  Municipal Income Fund Municipal Bond Fund
                                                            Target Fund         Target Fund           Target Fund
                                                        -------------------- --------------------- -------------------
                                               % of Net
                                                Assets   Par ($)  Value ($)  Par ($)   Value ($)   Par ($)  Value ($)
                                               -------- --------- ---------- -------   ---------   -------  ---------
Maine Municipal Bond Bank Revenue, Series A
 5.250%, 11/01/08 Insured: FSA................                 --         --   --             --     --        --
Maine Municipal Bond Bank Revenue, Series A
 5.375%, 11/01/16.............................                 --         --   --             --     --        --
Maine Municipal Bond Bank Revenue, Series D
 5.700%, 11/01/21 Insured: MBIA...............                 --         --   --             --     --        --
Massachusetts State Water Pollution Abatement
 Trust Revenue, Refunding Series 2004A
 5.250% 08/01/17..............................          2,920,000  3,360,657   --             --     --        --
Massachusetts State Water Pollution Abatement
 Trust, Massachusetts Water Resource Authority
 Program, Series A 6.000%, 08/01/19...........                 --         --   --             --     --        --
Nevada State, GO, Series 1998A 5.250%
 05/15/16.....................................          6,570,000  7,102,498   --             --     --        --
New York State Dormitory Authority Revenue
 School District Financing, Series A 5.250%,
 10/01/12 Insured: MBIA.......................                 --         --   --             --     --        --
New York State EFC, PCR, State Water Un-
 refunded 5.750%, 06/15/09....................                 --         --   --             --     --        --
New York State EFC, PCR, State Water, Series A
 Un-refunded 6.300%, 05/15/05.................                 --         --   --             --     --        --
Ohio State Water Development Authority, PCR
 5.250%, 06/01/18.............................                 --         --   --             --     --        --
Pennsylvania State Finance Authority Revenue,
 Penn Hills Project, Series A 5.500%, 12/01/22
 Insured: FGIC................................                 --         --   --             --     --        --
Virginia State Public School Authority School
 Financing, Series A 5.000%, 08/01/17.........                 --         --   --             --     --        --
Vermont Municipal Bond Bank Series 1996-1
 5.700% 12/1/10 Insured: AMBAC................          1,000,000  1,090,090   --             --     --        --
                                                                  ----------            ---------              --
   Pool/Bond Bank.............................                    34,219,187           2,294,690               --
                                                                  ----------            ---------              --
Refunded/Escrowed(c)                             12.1%
Adams County Colorado School District No. 012
 GO Series 1997 5.250% 12/15/09, Pre-refunded
 12/15/07 Insured: FGIC.......................          1,000,000  1,101,620   --             --     --        --
Alabama Special Care Facilities Financing
 Authority Hospital Revenue Charity Obligation
 Group Project, Series1999A Pre-refunded
 05/01/09 4.625% 11/01/10.....................          3,265,000  3,501,713   --             --     --        --

                                               Columbia Pennsylvania Columbia Intermediate Columbia Intermediate
                                                Intermediate Tax-         Tax-Exempt            Tax-Exempt
                                                Exempt Bond Fund          Bond Fund           Bond Fund Pro-
                                                   Target Fund          Acquiring Fund        Forma Combined
                                               --------------------- --------------------  --------------------

                                                Par ($)   Value ($)   Par ($)   Value ($)   Par ($)   Value ($)
                                               ---------  ---------  ---------  ---------- ---------  ----------
Maine Municipal Bond Bank Revenue, Series A
 5.250%, 11/01/08 Insured: FSA................        --         --    855,000     946,254   855,000     946,254
Maine Municipal Bond Bank Revenue, Series A
 5.375%, 11/01/16.............................        --         --    355,000     396,972   355,000     396,972
Maine Municipal Bond Bank Revenue, Series D
 5.700%, 11/01/21 Insured: MBIA...............        --         --  1,000,000   1,138,000 1,000,000   1,138,000
Massachusetts State Water Pollution Abatement
 Trust Revenue, Refunding Series 2004A
 5.250% 08/01/17..............................        --         --         --          -- 2,920,000   3,360,657
Massachusetts State Water Pollution Abatement
 Trust, Massachusetts Water Resource Authority
 Program, Series A 6.000%, 08/01/19...........        --         --  2,500,000   3,081,450 2,500,000   3,081,450
Nevada State, GO, Series 1998A 5.250%
 05/15/16.....................................        --         --         --          -- 6,570,000   7,102,498
New York State Dormitory Authority Revenue
 School District Financing, Series A 5.250%,
 10/01/12 Insured: MBIA.......................        --         --  2,420,000   2,749,265 2,420,000   2,749,265
New York State EFC, PCR, State Water Un-
 refunded 5.750%, 06/15/09....................        --         --     10,000      11,383    10,000      11,383
New York State EFC, PCR, State Water, Series A
 Un-refunded 6.300%, 05/15/05.................        --         --    270,000     276,410   270,000     276,410
Ohio State Water Development Authority, PCR
 5.250%, 06/01/18.............................        --         --  5,535,000   6,168,425 5,535,000   6,168,425
Pennsylvania State Finance Authority Revenue,
 Penn Hills Project, Series A 5.500%, 12/01/22
 Insured: FGIC................................ 1,000,000  1,118,670         --          -- 1,000,000   1,118,670
Virginia State Public School Authority School
 Financing, Series A 5.000%, 08/01/17.........        --         --  3,500,000   3,785,985 3,500,000   3,785,985
Vermont Municipal Bond Bank Series 1996-1
 5.700% 12/1/10 Insured: AMBAC................        --         --         --          -- 1,000,000   1,090,090
                                                          ---------             ----------            ----------
   Pool/Bond Bank.............................            1,118,670             26,650,663            64,283,210
                                                          ---------             ----------            ----------
Refunded/Escrowed(c)
Adams County Colorado School District No. 012
 GO Series 1997 5.250% 12/15/09, Pre-refunded
 12/15/07 Insured: FGIC.......................        --         --         --          -- 1,000,000   1,101,620
Alabama Special Care Facilities Financing
 Authority Hospital Revenue Charity Obligation
 Group Project, Series1999A Pre-refunded
 05/01/09 4.625% 11/01/10.....................        --         --         --          -- 3,265,000   3,501,713

                                                                                                          Nations Tennessee
                                                               Nations Intermediate   Nations Kansas        Intermediate
                                                               Municipal Bond Fund  Municipal Income Fund Municipal Bond Fund
                                                                   Target Fund          Target Fund          Target Fund
                                                               -------------------  --------------------- -------------------
                                                      % of Net
                                                       Assets   Par ($)   Value ($)  Par ($)   Value ($)  Par ($)  Value ($)
                                                      -------- ---------  --------- ---------  ---------  -------  ---------
Arizona Health Facilities Authority Hospital Systems
 Revenue Samaritan Health Systems Project,
 Refunding, Series 1993 Pre-refunded 06/01/05
 5.400% 12/01/05 Insured: MBIA.......................          1,500,000  1,557,285        --         --       --        --
Atlanta, Georgia, Airport Facilities Revenue Pre-
 refunded Escrowed to Maturity 6.500%, 01/01/07
 Insured: AMBAC......................................                 --         --        --         --       --        --
Atlanta, Georgia, Airport Revenue, Series A Pre-
 refunded 01/01/10 5.500%, 01/01/22 Insured:
 FGIC................................................                 --         --        --         --       --        --
Atlanta, Georgia, Water & Wastewater Revenue,
 Series A Pre-refunded 05/01/09 5.000%, 11/01/38
 Insured: FGIC.......................................                 --         --        --         --       --        --
Birmingham Alabama Industrial Water Board
 Industrial Water Supply, Series 1978 Pre-refunded
 07/01/07 6.000% 07/01/07............................          2,500,000  2,716,950        --         --       --        --
Birmingham Alabama Medical Clinic Board Babtist
 Medical Centers Project, Series 1979 Pre-refunded
 07/01/05 8.300% 07/01/08............................            685,000    775,509        --         --       --        --
Boulder Colorado Larimer and Weld Counties Vrain
 Valley School District, GO, Series 1997 Pre-refunded
 12/15/07 5.000% 12/15/10 Insured: FGIC..............          2,445,000  2,648,962        --         --       --        --
Blount County Tennessee, Public Building Authority
 Public Facility Revenue, Series 1998 Pre-refunded
 06/01/14 5.000% 04/01/19 Insured: FGIC..............                 --         --        --         --  500,000   537,310
Calhoun County South Carolina Solid Waste Disposal
 Facility Revenue Carolina, Eastman Company
 Project, Series 1992, AMT Pre-refunded 05/01/17
 6.750% 05/01/17.....................................                 --         -- 2,000,000  2,532,537       --        --
Central Duaphin Pennsylvania School District GO
 Series 1998AA Pre-refunded 12/01/08 5.000%
 12/01/13............................................            205,000    230,916        --         --       --        --
Central Duaphin Pennsylvania School District GO
 Series 1998AA Pre-refunded 12/01/08 5.000%
 12/01/13 Insured: MBIA..............................          1,295,000  1,407,238        --         --       --        --
Cherokee County South Carolina School District No.
 001, GO Series 1997, Pre-refunded 03/01/07
 5.000% 03/01/16.....................................          3,600,000  3,826,044        --         --       --        --
Chicago Illinois Emergency Telephone Systems. GO
 Series 1998 Pre-refunded 01/01/08 5.550% 01/01/08
 Insured: FGIC.......................................          1,000,000  1,100,780        --         --       --        --

                                                      Columbia Pennsylvania Columbia Intermediate Columbia Intermediate
                                                      Intermediate Tax-         Tax-Exempt            Tax-Exempt
                                                      Exempt Bond Fund           Bond Fund          Bond Fund Pro-
                                                         Target Fund          Acquiring Fund        Forma Combined
                                                      --------------------- --------------------- ---------------------

                                                      Par ($)   Value ($)    Par ($)   Value ($)   Par ($)   Value ($)
                                                      -------   ---------   ---------  ---------  ---------  ---------
Arizona Health Facilities Authority Hospital Systems
 Revenue Samaritan Health Systems Project,
 Refunding, Series 1993 Pre-refunded 06/01/05
 5.400% 12/01/05 Insured: MBIA.......................   --         --              --         --  1,500,000  1,557,285
Atlanta, Georgia, Airport Facilities Revenue Pre-
 refunded Escrowed to Maturity 6.500%, 01/01/07
 Insured: AMBAC......................................   --         --       4,000,000  4,366,320  4,000,000  4,366,320
Atlanta, Georgia, Airport Revenue, Series A Pre-
 refunded 01/01/10 5.500%, 01/01/22 Insured:
 FGIC................................................   --         --       2,725,000  3,100,478  2,725,000  3,100,478
Atlanta, Georgia, Water & Wastewater Revenue,
 Series A Pre-refunded 05/01/09 5.000%, 11/01/38
 Insured: FGIC.......................................   --         --       3,420,000  3,803,484  3,420,000  3,803,484
Birmingham Alabama Industrial Water Board
 Industrial Water Supply, Series 1978 Pre-refunded
 07/01/07 6.000% 07/01/07............................   --         --              --         --  2,500,000  2,716,950
Birmingham Alabama Medical Clinic Board Babtist
 Medical Centers Project, Series 1979 Pre-refunded
 07/01/05 8.300% 07/01/08............................   --         --              --         --    685,000    775,509
Boulder Colorado Larimer and Weld Counties Vrain
 Valley School District, GO, Series 1997 Pre-refunded
 12/15/07 5.000% 12/15/10 Insured: FGIC..............   --         --              --         --  2,445,000  2,648,962
Blount County Tennessee, Public Building Authority
 Public Facility Revenue, Series 1998 Pre-refunded
 06/01/14 5.000% 04/01/19 Insured: FGIC..............   --         --              --         --    500,000    537,310
Calhoun County South Carolina Solid Waste Disposal
 Facility Revenue Carolina, Eastman Company
 Project, Series 1992, AMT Pre-refunded 05/01/17
 6.750% 05/01/17.....................................   --         --              --         --  2,000,000  2,532,537
Central Duaphin Pennsylvania School District GO
 Series 1998AA Pre-refunded 12/01/08 5.000%
 12/01/13............................................   --         --              --         --    205,000    230,916
Central Duaphin Pennsylvania School District GO
 Series 1998AA Pre-refunded 12/01/08 5.000%
 12/01/13 Insured: MBIA..............................   --         --              --         --  1,295,000  1,407,238
Cherokee County South Carolina School District No.
 001, GO Series 1997, Pre-refunded 03/01/07
 5.000% 03/01/16.....................................   --         --              --         --  3,600,000  3,826,044
Chicago Illinois Emergency Telephone Systems. GO
 Series 1998 Pre-refunded 01/01/08 5.550% 01/01/08
 Insured: FGIC.......................................   --         --              --         --  1,000,000  1,100,780

                                                                                                              Nations Tennessee
                                                                   Nations Intermediate  Nations Kansas         Intermediate
                                                                   Municipal Bond Fund  Municipal Income Fund Municipal Bond Fund
                                                                       Target Fund         Target Fund           Target Fund
                                                                   -------------------  --------------------- -------------------
                                                          % of Net
                                                           Assets   Par ($)   Value ($) Par ($)   Value ($)   Par ($)  Value ($)
                                                          -------- ---------  --------- -------   ---------   -------  ---------
Chicago Illinois, GO, Refunding, Series 1999A Prefunded
 01/01/08 5 1/1/2008 Insured: FGIC.......................            605,000    655,838   --         --         --        --
Chicago, Illinois, Board of Education, GO Pre-refunded
 12/01/10 5.600%, 12/01/18 Insured: FGIC.................                 --         --   --         --         --        --
Clark County Nevada Passenger Facility Charge Revenue
 Las Vagas/MaCarran International Airport, Series
 1995A 5.750% 07/01/08, Pre-refunded 07/01/05
 Insured: MBIA...........................................          1,365,000  1,422,780   --         --         --        --
Clark County Nevada, School District Series A, GO, Pre-
 refunded 06/15/10 6.000%, 06/15/16 Insured: MBIA........                 --         --   --         --         --        --
Colorado Department of Transportation, RAN Pre-
 refunded 06/15/10 6.000%, 06/15/12 Insured:
 AMBAC...................................................                 --         --   --         --         --        --
Colorado Department of Transportation, RAN Pre-
 refunded 06/15/10 6.000%, 06/15/15 Insured:
 AMBAC...................................................                 --         --   --         --         --        --
Connecticut State SP OB Revenue Transportation
 Infrastructure Series A Pre-refunded 10/01/11 5.375%,
 10/01/17 Insured: FSA...................................                 --         --   --         --         --        --
Connecticut State SP OB Revenue Transportation
 Infrastructure Series A Pre-refunded 12/01/09 5.625%,
 12/01/19 Insured: FGIC..................................                 --         --   --         --         --        --
Connecticut State SP OB Revenue Transportation
 Infrastructure Series B Pre-refunded 10/01/06 5.500%,
 10/01/12 Insured: MBIA..................................                 --         --   --         --         --        --
Cook County, Illinois, GO Pre-refunded Escrowed to
 Maturity 7.250%, 11/01/07 Insured: MBIA.................                 --         --   --         --         --        --
District of Columbia Hospital Revenue Medlantic
 Healthcare Group Project, Refunding, Series 1997A
 Insured: MBIA
  6.000% 08/15/06, Pre-refunded 08/15/06.................          1,000,000  1,070,400   --         --         --        --
  6.000% 08/15/07, Pre-refunded 08/15/07.................          1,350,000  1,488,254   --         --         --        --
Douglas County Colorado School District No. RE-1
 Douglas and Elbert Counties, GO, Series 2001 Pre-
 refunded 12/15/11 5.250% 12/15/13 Insured: MBIA.........          7,385,000  8,386,628   --         --         --        --
Energy Northwest Washington Wind Project Revenue,
 Series 2001B Pre-refunded 01/01/07 6.00%
 07/01/23................................................          2,500,000  2,631,300   --         --         --        --
Elizabeth, Pennsylvania, Forward School District, Capital
 Appreciation, Series B, GO Pre-refunded Escrowed to
 Maturity(d) 09/01/21 Insured: MBIA......................                 --         --   --         --         --        --
Florida State Board Education Capital Outlay, GO,
 Refunding Public Education, Series 1995D Pre-
 refunded 06/01/05 4.750% 06/01/07.......................          2,500,000  2,563,925   --         --         --        --

                                                          Columbia Pennsylvania Columbia Intermediate Columbia Intermediate
                                                          Intermediate Tax-         Tax-Exempt            Tax-Exempt
                                                          Exempt Bond Fund           Bond Fund          Bond Fund Pro-
                                                             Target Fund          Acquiring Fund        Forma Combined
                                                          --------------------- --------------------- ---------------------

                                                          Par ($)   Value ($)    Par ($)   Value ($)   Par ($)   Value ($)
                                                          -------   ---------   ---------  ---------  ---------  ---------
Chicago Illinois, GO, Refunding, Series 1999A Prefunded
 01/01/08 5 1/1/2008 Insured: FGIC.......................   --         --              --         --    605,000    655,838
Chicago, Illinois, Board of Education, GO Pre-refunded
 12/01/10 5.600%, 12/01/18 Insured: FGIC.................   --         --       1,300,000  1,491,152  1,300,000  1,491,152
Clark County Nevada Passenger Facility Charge Revenue
 Las Vagas/MaCarran International Airport, Series
 1995A 5.750% 07/01/08, Pre-refunded 07/01/05
 Insured: MBIA...........................................   --         --              --         --  1,365,000  1,422,780
Clark County Nevada, School District Series A, GO, Pre-
 refunded 06/15/10 6.000%, 06/15/16 Insured: MBIA........   --         --         635,000    737,051    635,000    737,051
Colorado Department of Transportation, RAN Pre-
 refunded 06/15/10 6.000%, 06/15/12 Insured:
 AMBAC...................................................   --         --       2,750,000  3,205,207  2,750,000  3,205,207
Colorado Department of Transportation, RAN Pre-
 refunded 06/15/10 6.000%, 06/15/15 Insured:
 AMBAC...................................................   --         --       2,750,000  3,205,208  2,750,000  3,205,208
Connecticut State SP OB Revenue Transportation
 Infrastructure Series A Pre-refunded 10/01/11 5.375%,
 10/01/17 Insured: FSA...................................   --         --       1,000,000  1,142,740  1,000,000  1,142,740
Connecticut State SP OB Revenue Transportation
 Infrastructure Series A Pre-refunded 12/01/09 5.625%,
 12/01/19 Insured: FGIC..................................   --         --       1,520,000  1,743,759  1,520,000  1,743,759
Connecticut State SP OB Revenue Transportation
 Infrastructure Series B Pre-refunded 10/01/06 5.500%,
 10/01/12 Insured: MBIA..................................   --         --       2,750,000  2,960,843  2,750,000  2,960,843
Cook County, Illinois, GO Pre-refunded Escrowed to
 Maturity 7.250%, 11/01/07 Insured: MBIA.................   --         --       1,000,000  1,064,710  1,000,000  1,064,710
District of Columbia Hospital Revenue Medlantic
 Healthcare Group Project, Refunding, Series 1997A
 Insured: MBIA
  6.000% 08/15/06, Pre-refunded 08/15/06.................   --         --              --         --  1,000,000  1,070,400
  6.000% 08/15/07, Pre-refunded 08/15/07.................   --         --              --         --  1,350,000  1,488,254
Douglas County Colorado School District No. RE-1
 Douglas and Elbert Counties, GO, Series 2001 Pre-
 refunded 12/15/11 5.250% 12/15/13 Insured: MBIA.........   --         --              --         --  7,385,000  8,386,628
Energy Northwest Washington Wind Project Revenue,
 Series 2001B Pre-refunded 01/01/07 6.00%
 07/01/23................................................   --         --              --         --  2,500,000  2,631,300
Elizabeth, Pennsylvania, Forward School District, Capital
 Appreciation, Series B, GO Pre-refunded Escrowed to
 Maturity(d) 09/01/21 Insured: MBIA......................   --         --       2,210,000  1,010,788  2,210,000  1,010,788
Florida State Board Education Capital Outlay, GO,
 Refunding Public Education, Series 1995D Pre-
 refunded 06/01/05 4.750% 06/01/07.......................   --         --              --         --  2,500,000  2,563,925

                                                                                                             Nations Tennessee
                                                                  Nations Intermediate  Nations Kansas         Intermediate
                                                                  Municipal Bond Fund  Municipal Income Fund Municipal Bond Fund
                                                                      Target Fund         Target Fund           Target Fund
                                                                  -------------------  --------------------- -------------------
                                                         % of Net
                                                          Assets   Par ($)   Value ($) Par ($)   Value ($)   Par ($)  Value ($)
                                                         -------- ---------  --------- -------   ---------   -------  ---------
Forest Hills, Ohio, School District, GO Pre-refunded
 Escrowed to Maturity 6.000%, 12/01/10 Insured:
 MBIA...................................................                 --         --   --         --         --        --
Galena Park Texas Independent School District, GO,
 Series 1997 Pre-refunded 08/15/07 5.000% 08/15/21
 Insured: PSF-GTD.......................................          1,050,000  1,102,899   --         --         --        --
Garland Texas Certificates of Obligation, GO, Series
 2000 Pre-refunded 02/15/09 5.500% 02/15/12.............          3,120,000  3,459,144   --         --         --        --
Georgia Municipal Electric Authority Power Revenue
 Series Y Pre-refunded Escrowed to Maturity 6.400%,
 01/01/13 Insured: AMBAC................................                 --         --   --         --         --        --
Georgia State, Series D, GO Pre-refunded 11/01/09
 5.800%, 11/01/10.......................................                 --         --   --         --         --        --
Georgia State, Series D, GO Pre-refunded 11/01/09
 5.800%, 11/01/12.......................................                 --         --   --         --         --        --
Hamilton Indiana, North Del School Building Corp.
 Revenue, Series 1996 Pre-refunded 01/15/07 5.300%
 07/15/11 Insured: AMBAC................................          1,140,000  1,235,680   --         --         --        --
Harris County Texas, GO Certificate of Obligation Series
 1996 5.150% 10/01/07, Pre-refunded 10/01/06............          2,730,000  2,892,380   --         --         --        --
Harris County Texas, GO Certificate of Obligation Series
 1996 5.375% 10/01/09, Pre-refunded 10/01/06............          1,000,000  1,063,710   --         --         --        --
Harris County Texas, GO Certificate of Obligation Series
 1992 6.000% 12/15/10, Pre-refunded 12/15/10............          1,000,000  1,168,510   --         --         --        --
Harris County Texas Criminal Justice Center, GO, Series
 1996 Pre-refunded 10/01/06 5.400% 10/01/10.............          1,055,000  1,122,710   --         --         --        --
Henderson Nevada, Sereis 1997A Pre-refunded 06/01/07
 5.100% 06/01/08 Insured: MBIA..........................          1,180,000  1,280,524   --         --         --        --
Houston Texas Water Systems Revenue, Series 1979 Pre-
 refunded 06/01/05 6.400% 12/1/14.......................          5,800,000  6,721,388   --         --         --        --
Honolulu, Hawaii, City & County, Series A Pre-refunded
 Escrowed to Maturity 6.000%, 11/01/10 Insured:
 MBIA...................................................                 --         --   --         --         --        --
Illinois Health Facilities Authority Revenue Franciscan
 Sisters Health Care Project, Series 2000 Pre-refunded
 05/01/10 6.500% 09/01/05 Insured: MBIA.................            635,000    659,682   --         --         --        --
Illinois Health Facilities Authority Revenue Highland
 Park Hospital Project, Series 1991B Pre-refunded
 10/01/07 5.900% 10/01/12 Insured: FGIC.................          6,320,000  7,104,502   --         --         --        --

                                                         Columbia Pennsylvania Columbia Intermediate Columbia Intermediate
                                                         Intermediate Tax-         Tax-Exempt            Tax-Exempt
                                                         Exempt Bond Fund           Bond Fund          Bond Fund Pro-
                                                            Target Fund          Acquiring Fund        Forma Combined
                                                         --------------------- --------------------- ---------------------

                                                         Par ($)   Value ($)    Par ($)   Value ($)   Par ($)   Value ($)
                                                         -------   ---------   ---------  ---------  ---------  ---------
Forest Hills, Ohio, School District, GO Pre-refunded
 Escrowed to Maturity 6.000%, 12/01/10 Insured:
 MBIA...................................................   --         --       1,460,000  1,706,302  1,460,000  1,706,302
Galena Park Texas Independent School District, GO,
 Series 1997 Pre-refunded 08/15/07 5.000% 08/15/21
 Insured: PSF-GTD.......................................   --         --              --         --  1,050,000  1,102,899
Garland Texas Certificates of Obligation, GO, Series
 2000 Pre-refunded 02/15/09 5.500% 02/15/12.............   --         --              --         --  3,120,000  3,459,144
Georgia Municipal Electric Authority Power Revenue
 Series Y Pre-refunded Escrowed to Maturity 6.400%,
 01/01/13 Insured: AMBAC................................   --         --         165,000    196,606    165,000    196,606
Georgia State, Series D, GO Pre-refunded 11/01/09
 5.800%, 11/01/10.......................................   --         --       3,000,000  3,497,940  3,000,000  3,497,940
Georgia State, Series D, GO Pre-refunded 11/01/09
 5.800%, 11/01/12.......................................   --         --       4,000,000  4,663,920  4,000,000  4,663,920
Hamilton Indiana, North Del School Building Corp.
 Revenue, Series 1996 Pre-refunded 01/15/07 5.300%
 07/15/11 Insured: AMBAC................................   --         --              --         --  1,140,000  1,235,680
Harris County Texas, GO Certificate of Obligation Series
 1996 5.150% 10/01/07, Pre-refunded 10/01/06............   --         --              --         --  2,730,000  2,892,380
Harris County Texas, GO Certificate of Obligation Series
 1996 5.375% 10/01/09, Pre-refunded 10/01/06............   --         --              --         --  1,000,000  1,063,710
Harris County Texas, GO Certificate of Obligation Series
 1992 6.000% 12/15/10, Pre-refunded 12/15/10............   --         --              --         --  1,000,000  1,168,510
Harris County Texas Criminal Justice Center, GO, Series
 1996 Pre-refunded 10/01/06 5.400% 10/01/10.............   --         --              --         --  1,055,000  1,122,710
Henderson Nevada, Sereis 1997A Pre-refunded 06/01/07
 5.100% 06/01/08 Insured: MBIA..........................   --         --              --         --  1,180,000  1,280,524
Houston Texas Water Systems Revenue, Series 1979 Pre-
 refunded 06/01/05 6.400% 12/1/14.......................   --         --              --         --  5,800,000  6,721,388
Honolulu, Hawaii, City & County, Series A Pre-refunded
 Escrowed to Maturity 6.000%, 11/01/10 Insured:
 MBIA...................................................   --         --         135,000    157,696    135,000    157,696
Illinois Health Facilities Authority Revenue Franciscan
 Sisters Health Care Project, Series 2000 Pre-refunded
 05/01/10 6.500% 09/01/05 Insured: MBIA.................   --         --              --         --    635,000    659,682
Illinois Health Facilities Authority Revenue Highland
 Park Hospital Project, Series 1991B Pre-refunded
 10/01/07 5.900% 10/01/12 Insured: FGIC.................   --         --              --         --  6,320,000  7,104,502

                                                                                                  Nations Tennessee
                                                      Nations Intermediate    Nations Kansas        Intermediate
                                                       Municipal Bond Fund  Municipal Income Fund Municipal Bond Fund
                                                           Target Fund          Target Fund          Target Fund
                                                      --------------------- --------------------- -------------------
                                             % of Net
                                              Assets   Par ($)   Value ($)   Par ($)   Value ($)  Par ($)  Value ($)
                                             -------- ---------- ---------- ---------  ---------  -------  ---------
Illinois Health Facilities Authority Revenue
 Galesburg Cottage Hospital Project, Series
 2000 Pre-refunded 05/01/10 6.000% 05/01/15
 Insured: RADIAN............................           1,500,000  1,732,575        --         --    --        --
Illinois State, GO, Series 2000 Pre-refunded
 06/01/10 5.750% 06/01/15 Insured: MBIA.....           6,850,000  7,865,649        --         --    --        --
Illinois State, GO, Series 2002 Pre-refunded
 12/01/12 5.375% 12/01/13 Insured: FSA......          10,000,000 11,456,900        --         --    --        --
Indiana Transportation Financing Authority
 Highway Revenue Series 1998A, Pre-
 refunded 12/01/08 Insured: MBIA
  5.250% 12/01/13...........................           1,000,000  1,119,670        --         --    --        --
  5.250% 12/01/14...........................           1,500,000  1,679,505        --         --    --        --
Indiana State Toll Road Commission Revenue
 Pre-refunded Escrowed to Maturity 9.000%,
 01/01/15...................................                  --         --        --         --    --        --
Junction City Kansas Water and Sewer Revenue
 Prerefunded Series 1996 A Insured: MBIA
 Pre-refunded 09/01/05 4.900% 09/01/07......                  --         --   595,000    616,200    --        --
Kansas State Development Finance Authority
 Revenue Board of Regents Rehabilitation
 Project, Series 1997G-2 Pre-refunded
 10/01/07 5.000% 10/01/10 Insured:
 AMBAC......................................                  --         -- 1,000,000  1,080,880    --        --
Kansas State Development Finance Authority
 Health Facilities Revenue Stormont-Vail
 Healthcare Inc. Project, Series 1996 G Pre-
 refunded 11/15/06 Insured: MBIA
  5.700% 11/15/08...........................                  --         --   890,000    955,824    --        --
  5.750% 11/15/09...........................                  --         --   730,000    784,713    --        --
Kansas State Development Finance Authority
 Health Facilities Revenue St. Lukes/Shawnee
 Mission Project, Series 1996 N Pre-refunded
 11/15/05 4.700% 11/15/05 Insured: MBIA.....                  --         --   620,000    638,420    --        --
Kansas State Department of Highway
 Transportation Pre-refunded Escrowed to
 Maturity 5.500%, 09/01/14..................                  --         --        --         --    --        --
Kansas State Development Finance Authority
 Revenue, Series 1998A Pre-refunded
 06/01/08 4.800% 06/01/13...................           4,500,000  4,710,555        --         --    --        --

                                             Columbia Pennsylvania Columbia Intermediate Columbia Intermediate
                                             Intermediate Tax-         Tax-Exempt             Tax-Exempt
                                             Exempt Bond Fund           Bond Fund           Bond Fund Pro-
                                                Target Fund          Acquiring Fund         Forma Combined
                                             --------------------- --------------------- ---------------------

                                             Par ($)   Value ($)    Par ($)   Value ($)   Par ($)   Value ($)
                                             -------   ---------   ---------  ---------  ---------- ----------
Illinois Health Facilities Authority Revenue
 Galesburg Cottage Hospital Project, Series
 2000 Pre-refunded 05/01/10 6.000% 05/01/15
 Insured: RADIAN............................   --         --              --         --   1,500,000  1,732,575
Illinois State, GO, Series 2000 Pre-refunded
 06/01/10 5.750% 06/01/15 Insured: MBIA.....   --         --              --         --   6,850,000  7,865,649
Illinois State, GO, Series 2002 Pre-refunded
 12/01/12 5.375% 12/01/13 Insured: FSA......   --         --              --         --  10,000,000 11,456,900
Indiana Transportation Financing Authority
 Highway Revenue Series 1998A, Pre-
 refunded 12/01/08 Insured: MBIA
  5.250% 12/01/13...........................   --         --              --         --   1,000,000  1,119,670
  5.250% 12/01/14...........................   --         --              --         --   1,500,000  1,679,505
Indiana State Toll Road Commission Revenue
 Pre-refunded Escrowed to Maturity 9.000%,
 01/01/15...................................   --         --       2,240,000  3,099,286   2,240,000  3,099,286
Junction City Kansas Water and Sewer Revenue
 Prerefunded Series 1996 A Insured: MBIA
 Pre-refunded 09/01/05 4.900% 09/01/07......   --         --              --         --     595,000    616,200
Kansas State Development Finance Authority
 Revenue Board of Regents Rehabilitation
 Project, Series 1997G-2 Pre-refunded
 10/01/07 5.000% 10/01/10 Insured:
 AMBAC......................................   --         --              --         --   1,000,000  1,080,880
Kansas State Development Finance Authority
 Health Facilities Revenue Stormont-Vail
 Healthcare Inc. Project, Series 1996 G Pre-
 refunded 11/15/06 Insured: MBIA
  5.700% 11/15/08...........................   --         --              --         --     890,000    955,824
  5.750% 11/15/09...........................   --         --              --         --     730,000    784,713
Kansas State Development Finance Authority
 Health Facilities Revenue St. Lukes/Shawnee
 Mission Project, Series 1996 N Pre-refunded
 11/15/05 4.700% 11/15/05 Insured: MBIA.....   --         --              --         --     620,000    638,420
Kansas State Department of Highway
 Transportation Pre-refunded Escrowed to
 Maturity 5.500%, 09/01/14..................   --         --       1,575,000  1,838,072   1,575,000  1,838,072
Kansas State Development Finance Authority
 Revenue, Series 1998A Pre-refunded
 06/01/08 4.800% 06/01/13...................   --         --              --         --   4,500,000  4,710,555

                                                                                                         Nations Tennessee
                                                             Nations Intermediate  Nations Kansas          Intermediate
                                                             Municipal Bond Fund  Municipal Income Fund Municipal Bond Fund
                                                                 Target Fund         Target Fund            Target Fund
                                                             -------------------  --------------------- -------------------
                                                    % of Net
                                                     Assets   Par ($)   Value ($) Par ($)   Value ($)    Par ($)  Value ($)
                                                    -------- ---------  --------- -------   ---------   --------- ---------
Kentucky State Turnpike Authority Toll Road
 Revenue, Series 1986A Pre-refunded 07/01/06
 5.500% 07/01/07...................................            180,000    187,603   --         --              --        --
King County Washington, Go, Series 1997D Pre-
 refunded 12/01/07 5.750% 12/01/11.................          1,000,000  1,115,900   --         --              --        --
King County Washington Baseball Stadium, GO,
 Series 2002 Pre-refunded 12/01/13
 5.500% 12/01/13...................................            970,000  1,129,487   --         --              --        --
Knox County Tennessee Health, Educational and
 Housing Facilities Board Revenue University
 Health Systems Inc, Project, Series 1999
 Pre-refunded 04/01/19 4.750% 04/01/19.............                 --         --   --         --       1,250,000 1,300,525
Labette County Kansas Single Family Mortgage
 Revenue, Series 1998A Pre-refunded12/01/14(d)
 12/01/14..........................................          2,175,000  1,458,577   --         --              --        --
Lower Colorado River Authority Junior Lien, 5th
 Supplement Pre-refunded Escrowed to Maturity
 5.375%, 01/01/16..................................                 --         --   --         --              --        --
Madison County Tennessee, GO, Series 2002 Pre-
 refunded 01/01/12 5.000% 04/01/13.................                 --         --   --         --       1,550,000 1,709,293
Maricopa County, Arizona Hospital Revenue
 Samaritan Health Services Pre-refunded Escrowed
 to Maturity 7.625%, 01/01/08......................                 --         --   --         --              --        --
Massachusetts Bay Transportation Authority Revenue
 General Transportation Systems, Series A Pre-
 refunded Escrowed to Maturity 7.000%,
 03/01/07..........................................                 --         --   --         --              --        --
Massachusetts Bay Transportation Authority Revenue
 Special Assessment, Series A Pre-refunded 07/01/10
 5.750%, 07/01/14..................................                 --         --   --         --              --        --
Massachusetts Consumer Loan, Series B Pre-refunded
 06/01/07 5.125%, 06/01/12(e) Insured: FGIC........                 --         --   --         --              --        --
Massachusetts State Construction Lien, Series B, GO
 Pre-refunded 06/01/10 5.250%, 06/01/17............                 --         --   --         --              --        --
Massachusetts State Construction Lien, Series C, GO
 Pre-refunded 12/01/11 5.375%, 12/01/16............                 --         --   --         --              --        --
Massachusetts State HEFA Daughters of Charity/
 Carney Hospital, Series D Pre-refunded 07/01/06
 6.000%, 07/01/09..................................                 --         --   --         --              --        --
Milwaukee County Wisconsin, Series A, GO Pre-
 refunded Escrowed to Maturity 5.000%,
 10/01/07..........................................                 --         --   --         --              --        --

                                                    Columbia Pennsylvania Columbia Intermediate Columbia Intermediate
                                                    Intermediate Tax-         Tax-Exempt            Tax-Exempt
                                                    Exempt Bond Fund           Bond Fund          Bond Fund Pro-
                                                       Target Fund          Acquiring Fund        Forma Combined
                                                    --------------------- --------------------- ---------------------

                                                    Par ($)   Value ($)    Par ($)   Value ($)   Par ($)   Value ($)
                                                    -------   ---------   ---------  ---------  ---------  ---------
Kentucky State Turnpike Authority Toll Road
 Revenue, Series 1986A Pre-refunded 07/01/06
 5.500% 07/01/07...................................   --         --              --         --    180,000    187,603
King County Washington, Go, Series 1997D Pre-
 refunded 12/01/07 5.750% 12/01/11.................   --         --              --         --  1,000,000  1,115,900
King County Washington Baseball Stadium, GO,
 Series 2002 Pre-refunded 12/01/13
 5.500% 12/01/13...................................   --         --              --         --    970,000  1,129,487
Knox County Tennessee Health, Educational and
 Housing Facilities Board Revenue University
 Health Systems Inc, Project, Series 1999
 Pre-refunded 04/01/19 4.750% 04/01/19.............   --         --              --         --  1,250,000  1,300,525
Labette County Kansas Single Family Mortgage
 Revenue, Series 1998A Pre-refunded12/01/14(d)
 12/01/14..........................................   --         --              --         --  2,175,000  1,458,577
Lower Colorado River Authority Junior Lien, 5th
 Supplement Pre-refunded Escrowed to Maturity
 5.375%, 01/01/16..................................   --         --       2,100,000  2,421,468  2,100,000  2,421,468
Madison County Tennessee, GO, Series 2002 Pre-
 refunded 01/01/12 5.000% 04/01/13.................   --         --              --         --  1,550,000  1,709,293
Maricopa County, Arizona Hospital Revenue
 Samaritan Health Services Pre-refunded Escrowed
 to Maturity 7.625%, 01/01/08......................   --         --       1,345,000  1,439,970  1,345,000  1,439,970
Massachusetts Bay Transportation Authority Revenue
 General Transportation Systems, Series A Pre-
 refunded Escrowed to Maturity 7.000%,
 03/01/07..........................................   --         --          55,000     61,190     55,000     61,190
Massachusetts Bay Transportation Authority Revenue
 Special Assessment, Series A Pre-refunded 07/01/10
 5.750%, 07/01/14..................................   --         --       2,750,000  3,164,837  2,750,000  3,164,837
Massachusetts Consumer Loan, Series B Pre-refunded
 06/01/07 5.125%, 06/01/12(e) Insured: FGIC........   --         --       1,500,000  1,628,730  1,500,000  1,628,730
Massachusetts State Construction Lien, Series B, GO
 Pre-refunded 06/01/10 5.250%, 06/01/17............   --         --       1,500,000  1,671,615  1,500,000  1,671,615
Massachusetts State Construction Lien, Series C, GO
 Pre-refunded 12/01/11 5.375%, 12/01/16............   --         --       3,000,000  3,401,250  3,000,000  3,401,250
Massachusetts State HEFA Daughters of Charity/
 Carney Hospital, Series D Pre-refunded 07/01/06
 6.000%, 07/01/09..................................   --         --       1,000,000  1,042,240  1,000,000  1,042,240
Milwaukee County Wisconsin, Series A, GO Pre-
 refunded Escrowed to Maturity 5.000%,
 10/01/07..........................................   --         --       1,550,000  1,675,364  1,550,000  1,675,364

                                                                                                          Nations Tennessee
                                                              Nations Intermediate   Nations Kansas         Intermediate
                                                               Municipal Bond Fund  Municipal Income Fund Municipal Bond Fund
                                                                   Target Fund         Target Fund           Target Fund
                                                              --------------------- --------------------- -------------------
                                                     % of Net
                                                      Assets   Par ($)   Value ($)  Par ($)   Value ($)   Par ($)  Value ($)
                                                     -------- ---------- ---------- -------   ---------   -------  ---------
Michigan State Hospital Finance Authority Revenue
 Ascension Health Credit Project, Series 1999A
 5.750% 11/15/18, Pre-refunded 11/15/09 Insured:
 MBIA...............................................           5,000,000  5,741,700   --         --         --        --
Midlothian Texas Independent School District, GO,
 Refunding Series 1995, Pre-refunded 02/15/06
 5.200% 02/15/13 Insured: PSF-GTD...................           1,700,000  1,766,028   --         --         --        --
Montana State Board Inventory Payroll Tax Revenue
 Workers Compensation Project, Series 1991
 6.750% 06/01/07, Pre-refunded 06/01/07 Insured:
 MBIA...............................................           4,000,000  4,428,800   --         --         --        --
New Hampshire Municipal Bond Bank, Series B Pre-
 refunded 08/15/09 5.250%, 08/15/11 Insured:
 FSA................................................                  --         --   --         --         --        --
New Jersey State Turnpike Authority Revenue Series
 A Pre-refunded Escrowed to Maturity 6.000%,
 01/01/11 Insured: MBIA.............................                  --         --   --         --         --        --
New Jersey State Transportation Trust Fund Authority
 Transportation Systems Revenue, Series 1997A,
 Pre-refunded 06/15/08 5.000% 06/15/14..............          10,000,000 10,914,300   --         --         --        --
New Jersey State Transportation Trust Fund
 Authority, Revenue Series 1995A, Pre-refunded
 06/15/05 Unrefunded Balance, 5.500% 06/15/11
 Insured: MBIA......................................           3,840,000  4,000,781   --         --         --        --
New Jersey State Turnpike Authority Revenue, Series
 1972G Pre-refunded 04/11/05 5.750% 01/01/09........           2,035,000  2,206,367   --         --         --        --
New York City, New York, Series A, GO Pre-
 refunded 08/01/06 6.250%, 08/01/09.................                  --         --   --         --         --        --
New York City, New York, Series I, GO Pre-refunded
 04/15/07 6.000%, 04/15/09..........................                  --         --   --         --         --        --
New York, Metropolitan Transportation Authority
 Revenue Commuter Facilities, Series A Pre-
 refunded 07/01/08 5.750%, 07/01/11 Insured:
 FGIC...............................................                  --         --   --         --         --        --
New York, Metropolitan Transportation Authority
 Revenue Commuter Facilities, Series A Pre-
 refunded 07/01/11 5.500%, 07/01/15 Insured:
 FSA................................................                  --         --   --         --         --        --
New York, Metropolitan Transportation Authority
 Revenue Dedicated Tax Fund, Series C-1 Pre-
 refunded 07/01/08 5.250%, 07/01/17 Insured:
 FGIC...............................................                  --         --   --         --         --        --
New York, Metropolitan Transportation Authority
 Revenue Service Contract, Commuter Facilities,
 Series O Pre-refunded Escrowed to Maturity
 5.500%, 07/01/17...................................                  --         --   --         --         --        --

                                                     Columbia Pennsylvania Columbia Intermediate Columbia Intermediate
                                                     Intermediate Tax-         Tax-Exempt             Tax-Exempt
                                                     Exempt Bond Fund           Bond Fund           Bond Fund Pro-
                                                        Target Fund          Acquiring Fund         Forma Combined
                                                     --------------------- --------------------- ---------------------

                                                     Par ($)   Value ($)    Par ($)   Value ($)   Par ($)   Value ($)
                                                     -------   ---------   ---------  ---------  ---------- ----------
Michigan State Hospital Finance Authority Revenue
 Ascension Health Credit Project, Series 1999A
 5.750% 11/15/18, Pre-refunded 11/15/09 Insured:
 MBIA...............................................   --         --              --         --   5,000,000  5,741,700
Midlothian Texas Independent School District, GO,
 Refunding Series 1995, Pre-refunded 02/15/06
 5.200% 02/15/13 Insured: PSF-GTD...................   --         --              --         --   1,700,000  1,766,028
Montana State Board Inventory Payroll Tax Revenue
 Workers Compensation Project, Series 1991
 6.750% 06/01/07, Pre-refunded 06/01/07 Insured:
 MBIA...............................................   --         --              --         --   4,000,000  4,428,800
New Hampshire Municipal Bond Bank, Series B Pre-
 refunded 08/15/09 5.250%, 08/15/11 Insured:
 FSA................................................   --         --         750,000    844,192     750,000    844,192
New Jersey State Turnpike Authority Revenue Series
 A Pre-refunded Escrowed to Maturity 6.000%,
 01/01/11 Insured: MBIA.............................   --         --         875,000  1,020,784     875,000  1,020,784
New Jersey State Transportation Trust Fund Authority
 Transportation Systems Revenue, Series 1997A,
 Pre-refunded 06/15/08 5.000% 06/15/14..............   --         --              --         --  10,000,000 10,914,300
New Jersey State Transportation Trust Fund
 Authority, Revenue Series 1995A, Pre-refunded
 06/15/05 Unrefunded Balance, 5.500% 06/15/11
 Insured: MBIA......................................   --         --              --         --   3,840,000  4,000,781
New Jersey State Turnpike Authority Revenue, Series
 1972G Pre-refunded 04/11/05 5.750% 01/01/09........   --         --              --         --   2,035,000  2,206,367
New York City, New York, Series A, GO Pre-
 refunded 08/01/06 6.250%, 08/01/09.................   --         --         120,000    130,884     120,000    130,884
New York City, New York, Series I, GO Pre-refunded
 04/15/07 6.000%, 04/15/09..........................   --         --         280,000    309,680     280,000    309,680
New York, Metropolitan Transportation Authority
 Revenue Commuter Facilities, Series A Pre-
 refunded 07/01/08 5.750%, 07/01/11 Insured:
 FGIC...............................................   --         --       1,000,000  1,124,170   1,000,000  1,124,170
New York, Metropolitan Transportation Authority
 Revenue Commuter Facilities, Series A Pre-
 refunded 07/01/11 5.500%, 07/01/15 Insured:
 FSA................................................   --         --       1,530,000  1,758,674   1,530,000  1,758,674
New York, Metropolitan Transportation Authority
 Revenue Dedicated Tax Fund, Series C-1 Pre-
 refunded 07/01/08 5.250%, 07/01/17 Insured:
 FGIC...............................................   --         --       2,165,000  2,405,835   2,165,000  2,405,835
New York, Metropolitan Transportation Authority
 Revenue Service Contract, Commuter Facilities,
 Series O Pre-refunded Escrowed to Maturity
 5.500%, 07/01/17...................................   --         --       1,000,000  1,181,840   1,000,000  1,181,840

                                                                                                            Nations Tennessee
                                                                Nations Intermediate   Nations Kansas         Intermediate
                                                                 Municipal Bond Fund  Municipal Income Fund Municipal Bond Fund
                                                                     Target Fund         Target Fund           Target Fund
                                                                --------------------- --------------------- -------------------
                                                       % of Net
                                                        Assets   Par ($)   Value ($)  Par ($)   Value ($)   Par ($)  Value ($)
                                                       -------- ---------- ---------- -------   ---------   -------  ---------
New York, Metro Transportation Authority
 Transportation Facilities Revenue Service Contract,
 Series R Pre-refunded Escrowed to Maturity
 5.500%, 07/01/14.....................................                  --         --   --         --         --        --
New York State EFC, PCR, State Water Pre-refunded
 Escrowed to Maturity 5.750%, 06/15/09................                  --         --   --         --         --        --
New York State EFC, PCR, State Water, Series A
 Pre-refunded Escrowed to Maturity 5.750%,
 06/15/09.............................................                  --         --   --         --         --        --
New York State Thruway Authority Local Highway
 & Bridge Pre-refunded 04/01/10 5.375%, 04/01/18
 Insured: AMBAC.......................................                  --         --   --         --         --        --
North Carolina State Public Improvement, Series A,
 GO Pre-refunded 03/01/09 5.250%, 03/01/12............                  --         --   --         --         --        --
North Central Texas Health Facilities Development
 Corp. Revenue Presbyterian Healthcare Residential
 Project, Refunding, Series 1996B Pre-refunded
 06/01/06 5.500% 06/01/16 Insured: MBIA...............           5,000,000  5,872,750   --         --         --        --
Ohio State Higher Education Capital Facilities, Series
 B Pre-refunded 05/01/10 5.625%, 05/01/15.............                  --         --   --         --         --        --
Ohio State Infrastructure Improvement, GO Pre-
 refunded 02/01/10 5.750%, 02/01/16...................                  --         --   --         --         --        --
Ohio State Infrastructure Improvement, Series A, GO
 Pre-refunded 02/01/10 5.750%, 02/01/11...............                  --         --   --         --         --        --
Oregon State Department of Transportation Highway
 Revenue Pre-refunded 11/15/10 5.750%,
 11/15/15.............................................                  --         --   --         --         --        --
Philadelphia, Pennsylvania, School District, Series A,
 GO Pre-refunded 02/01/11 5.750%, 02/01/13
 Insured: FSA.........................................                  --         --   --         --         --        --
Piedmont, South Carolina, Municipal Power Agency
 Electric Revenue Pre-refunded Escrowed to
 Maturity 6.125%, 01/01/07 Insured: FGIC..............                  --         --   --         --         --        --
Pennsylvania State, Go Series 1995, Pre-refunded
 11/15/09 5.000% 11/15/09 Insured: AMBAC..............           1,000,000  1,047,840   --         --         --        --
Pennsylvania State, Go Series 2001, Pre-refunded
 01/15/11 5.125% 01/15/16.............................          10,000,000 11,264,800   --         --         --        --
Plymouth Indiana Multi School Building Revenue
 Refunding Series 1995, Pre-refunded 07/01/05
 5.550% 07/01/09 Insured: MBIA........................           1,000,000  1,033,810   --         --         --        --

                                                       Columbia Pennsylvania Columbia Intermediate Columbia Intermediate
                                                       Intermediate Tax-         Tax-Exempt             Tax-Exempt
                                                       Exempt Bond Fund           Bond Fund           Bond Fund Pro-
                                                          Target Fund          Acquiring Fund         Forma Combined
                                                       --------------------- --------------------- ---------------------

                                                       Par ($)   Value ($)    Par ($)   Value ($)   Par ($)   Value ($)
                                                       -------   ---------   ---------  ---------  ---------- ----------
New York, Metro Transportation Authority
 Transportation Facilities Revenue Service Contract,
 Series R Pre-refunded Escrowed to Maturity
 5.500%, 07/01/14.....................................   --         --       1,740,000  1,932,949   1,740,000  1,932,949
New York State EFC, PCR, State Water Pre-refunded
 Escrowed to Maturity 5.750%, 06/15/09................   --         --          50,000     57,070      50,000     57,070
New York State EFC, PCR, State Water, Series A
 Pre-refunded Escrowed to Maturity 5.750%,
 06/15/09.............................................   --         --         440,000    502,216     440,000    502,216
New York State Thruway Authority Local Highway
 & Bridge Pre-refunded 04/01/10 5.375%, 04/01/18
 Insured: AMBAC.......................................   --         --       1,000,000  1,138,910   1,000,000  1,138,910
North Carolina State Public Improvement, Series A,
 GO Pre-refunded 03/01/09 5.250%, 03/01/12............   --         --       2,500,000  2,808,000   2,500,000  2,808,000
North Central Texas Health Facilities Development
 Corp. Revenue Presbyterian Healthcare Residential
 Project, Refunding, Series 1996B Pre-refunded
 06/01/06 5.500% 06/01/16 Insured: MBIA...............   --         --              --         --   5,000,000  5,872,750
Ohio State Higher Education Capital Facilities, Series
 B Pre-refunded 05/01/10 5.625%, 05/01/15.............   --         --       1,000,000  1,140,470   1,000,000  1,140,470
Ohio State Infrastructure Improvement, GO Pre-
 refunded 02/01/10 5.750%, 02/01/16...................   --         --       1,000,000  1,142,140   1,000,000  1,142,140
Ohio State Infrastructure Improvement, Series A, GO
 Pre-refunded 02/01/10 5.750%, 02/01/11...............   --         --       2,280,000  2,623,756   2,280,000  2,623,756
Oregon State Department of Transportation Highway
 Revenue Pre-refunded 11/15/10 5.750%,
 11/15/15.............................................   --         --       2,000,000  2,307,320   2,000,000  2,307,320
Philadelphia, Pennsylvania, School District, Series A,
 GO Pre-refunded 02/01/11 5.750%, 02/01/13
 Insured: FSA.........................................   --         --       1,000,000  1,154,070   1,000,000  1,154,070
Piedmont, South Carolina, Municipal Power Agency
 Electric Revenue Pre-refunded Escrowed to
 Maturity 6.125%, 01/01/07 Insured: FGIC..............   --         --         335,000    364,071     335,000    364,071
Pennsylvania State, Go Series 1995, Pre-refunded
 11/15/09 5.000% 11/15/09 Insured: AMBAC..............   --         --              --         --   1,000,000  1,047,840
Pennsylvania State, Go Series 2001, Pre-refunded
 01/15/11 5.125% 01/15/16.............................   --         --              --         --  10,000,000 11,264,800
Plymouth Indiana Multi School Building Revenue
 Refunding Series 1995, Pre-refunded 07/01/05
 5.550% 07/01/09 Insured: MBIA........................   --         --              --         --   1,000,000  1,033,810

                                                                                                            Nations Tennessee
                                                                Nations Intermediate  Nations Kansas          Intermediate
                                                                Municipal Bond Fund  Municipal Income Fund Municipal Bond Fund
                                                                    Target Fund         Target Fund            Target Fund
                                                                -------------------  --------------------- -------------------
                                                       % of Net
                                                        Assets   Par ($)   Value ($) Par ($)   Value ($)    Par ($)  Value ($)
                                                       -------- ---------  --------- -------   ---------   --------- ---------
Port Seattle Washington Pre-refunded Revenue Series
 1996B Insured: FGIC
  Pre-refunded 09/01/05 5.100% 09/01/05...............            170,000    173,975      --         --           --        --
  Pre-refunded 09/01/08 6.000% 09/01/08...............            200,000    222,924      --         --           --        --
Puerto Rico Electric Power Authority Power Revenue
 Refunding Series 1995Z Pre-refunded 07/01/05
 5.250% 07/01/07......................................          1,000,000  1,041,230      --         --           --        --
Rutherford County Tennessee, GO Pre-refunded 4.000%
 04/01/21.............................................                 --         --      --         --    1,545,000 1,504,984
San Antonio Texas Electric and Gas Revenue Refunding
 Series 2002, Pre-refunded 08/01/10 5.000%
 08/01/10.............................................            145,000    161,004      --         --           --        --
Saucon Valley Pennsylvania School District, GO, Series
 1998 Pre-refunded 04/15/08 Insured: AMBAC
  5.150% 10/15/13.....................................            835,000    915,043      --         --           --        --
  5.200% 10/15/14.....................................            880,000    965,818      --         --           --        --
Scranton Pennsylvania School District, GO, Series 1998
 Pre-refunded 04/01/08 Insured: AMBAC
  4.750% 04/01/08.....................................            780,000    843,866      --         --           --        --
  5.200% 04/01/11.....................................          1,895,000  2,078,114      --         --           --        --
Shawnee County Kansas Health Care Facilities Revenue
 Refunding Prerefunded Series 1995 Pre-refunded
 08/15/05 5.100% 08/15/09 Insured: FSA................                 --         -- 500,000    512,945           --        --
Shelby County Tennessee Health, Educational and
 Housing Facilities Board Revenue Methodist Health
 Systems, Series 1995 Pre-refunded Escrowed to
 Maturity 6.250% 08/01/09 Insured: MBIA...............                 --         --      --         --      490,000   566,812
South Dakota Health and Educational Facilities
 Authority Revenue Rapid City Regional Hospital
 Project, Series 1996 Pre-refunded 04/11/05 7.750%
 09/01/07.............................................          1,050,000  1,148,637      --         --           --        --
South Lake Michigan Schools, Go, Series 1997 5.250%
 05/01/12, Pre-refunded 05/01/08 Insured: FGIC........          1,850,000  2,016,093      --         --           --        --
Southern Minnisota Municipal Power Agency Power
 Supply Systems Series 1992B, Pre-refunded 04/11/05
 5.800% 01/01/07......................................          2,150,000  2,162,513      --         --           --        --
Tampa Florida Water and Sewer Revenue, Series 1987
 Pre-refunded 04/11/05 6.800% 10/01/07................          1,275,000  1,376,426      --         --           --        --
Tennessee State GO, Series 1999B Pre-refunded
 05/01/09 5.250% 05/01/17 Insured: FSA................                 --         --      --         --    2,000,000 2,223,960

                                                       Columbia Pennsylvania Columbia Intermediate Columbia Intermediate
                                                       Intermediate Tax-        Tax-Exempt             Tax-Exempt
                                                       Exempt Bond Fund          Bond Fund           Bond Fund Pro-
                                                          Target Fund         Acquiring Fund         Forma Combined
                                                       --------------------- --------------------- ---------------------

                                                       Par ($)   Value ($)   Par ($)   Value ($)    Par ($)   Value ($)
                                                       -------   ---------   -------   ---------   ---------  ---------
Port Seattle Washington Pre-refunded Revenue Series
 1996B Insured: FGIC
  Pre-refunded 09/01/05 5.100% 09/01/05...............   --         --         --         --         170,000    173,975
  Pre-refunded 09/01/08 6.000% 09/01/08...............   --         --         --         --         200,000    222,924
Puerto Rico Electric Power Authority Power Revenue
 Refunding Series 1995Z Pre-refunded 07/01/05
 5.250% 07/01/07......................................   --         --         --         --       1,000,000  1,041,230
Rutherford County Tennessee, GO Pre-refunded 4.000%
 04/01/21.............................................   --         --         --         --       1,545,000  1,504,984
San Antonio Texas Electric and Gas Revenue Refunding
 Series 2002, Pre-refunded 08/01/10 5.000%
 08/01/10.............................................   --         --         --         --         145,000    161,004
Saucon Valley Pennsylvania School District, GO, Series
 1998 Pre-refunded 04/15/08 Insured: AMBAC
  5.150% 10/15/13.....................................   --         --         --         --         835,000    915,043
  5.200% 10/15/14.....................................   --         --         --         --         880,000    965,818
Scranton Pennsylvania School District, GO, Series 1998
 Pre-refunded 04/01/08 Insured: AMBAC
  4.750% 04/01/08.....................................   --         --         --         --         780,000    843,866
  5.200% 04/01/11.....................................   --         --         --         --       1,895,000  2,078,114
Shawnee County Kansas Health Care Facilities Revenue
 Refunding Prerefunded Series 1995 Pre-refunded
 08/15/05 5.100% 08/15/09 Insured: FSA................   --         --         --         --         500,000    512,945
Shelby County Tennessee Health, Educational and
 Housing Facilities Board Revenue Methodist Health
 Systems, Series 1995 Pre-refunded Escrowed to
 Maturity 6.250% 08/01/09 Insured: MBIA...............   --         --         --         --         490,000    566,812
South Dakota Health and Educational Facilities
 Authority Revenue Rapid City Regional Hospital
 Project, Series 1996 Pre-refunded 04/11/05 7.750%
 09/01/07.............................................   --         --         --         --       1,050,000  1,148,637
South Lake Michigan Schools, Go, Series 1997 5.250%
 05/01/12, Pre-refunded 05/01/08 Insured: FGIC........   --         --         --         --       1,850,000  2,016,093
Southern Minnisota Municipal Power Agency Power
 Supply Systems Series 1992B, Pre-refunded 04/11/05
 5.800% 01/01/07......................................   --         --         --         --       2,150,000  2,162,513
Tampa Florida Water and Sewer Revenue, Series 1987
 Pre-refunded 04/11/05 6.800% 10/01/07................   --         --         --         --       1,275,000  1,376,426
Tennessee State GO, Series 1999B Pre-refunded
 05/01/09 5.250% 05/01/17 Insured: FSA................   --         --         --         --       2,000,000  2,223,960

                                                                                                         Nations Tennessee
                                                             Nations Intermediate  Nations Kansas          Intermediate
                                                             Municipal Bond Fund  Municipal Income Fund Municipal Bond Fund
                                                                 Target Fund         Target Fund            Target Fund
                                                             -------------------  --------------------- -------------------
                                                    % of Net
                                                     Assets   Par ($)   Value ($) Par ($)   Value ($)    Par ($)  Value ($)
                                                    -------- ---------  --------- -------   ---------   --------- ---------
Travis County Texas Health Facilities Development
 Corp. Revenue Ascension Health Credit Project,
 Series 1999A Pre-refunded 11/15/09 5.875%
 11/15/24 Insured: AMBAC...........................          4,500,000  5,186,970   --         --              --        --
Tucson Arizona, GO, Refunding, Series 1995 Pre-
 refunded 07/01/05 5.600% 07/01/07 Insured:
 FGIC..............................................          1,000,000  1,034,240   --         --              --        --
United Indepedent School District Texas, Go, Series
 1995 5.500% 08/15/08, Pre-refunded 08/15/06
 Insured: PSF......................................            500,000    531,090   --         --              --        --
University Lowell Building Authority
 Massachusetts, Guaranteed Series 1995A Pre-
 refunded 11/01/09 5.7% 11/01/2009 Insured:
 AMBAC.............................................            295,000    312,178   --         --              --        --
Vancouver Washington Water and Sewer Revenue,
 Series 1995 5.850% 06/01/11, Pre-refunded
 06/01/05 Insured: FGIC............................          1,000,000  1,023,900   --         --              --        --
West Virginia State Hospital Finance Authority,
 Hospital Revenue Charleston Area Medical
 Center Project, Series 1993A Pre-refunded
 09/01/23 6.500% 09/01/23..........................          3,980,000  4,983,875   --         --              --        --
West Virginia State Hospital Finance Authority
 Revenue Charleston Medical Center Pre-refunded
 09/01/10 6.750%, 09/01/22.........................                 --         --   --         --              --        --
West Virginia State Hospital Finance Authority,
 Hospital Revenue Charleston Area Medical
 Center Project, Series 2000 Pre-refunded 09/01/10
 6.750% 09/01/22...................................          5,235,000  6,330,214   --         --              --        --
Williamson County Tennessee, GO Series 2000 Pre-
 refunded 03/01/10 5.350% 03/01/17.................                 --         --   --         --       1,200,000 1,348,824
Washington State, Series AT-5, GO Pre-refunded
 Escrowed to Maturity(d) 08/01/07..................                 --         --   --         --              --        --
Wisconsin State Transportation Revenue, Series B
 Pre-refunded 07/01/09 5.250%, 07/01/11 Insured:
 FGIC..............................................                 --         --   --         --              --        --
Wisconsin State, Series D, GO Pre-refunded
 05/01/11 5.500%, 05/01/16 Insured: MBIA...........                 --         --   --         --              --        --
Wisconsin State GO, Series 1996A Pre-refunded
 05/01/06 5.000% 05/01/16..........................          4,745,000  4,926,639   --         --              --        --
Ypsilanti Michigan School District Refunding,
 Series 1996 Pre-refunded 05/01/07 5.4 5/1/2009
 Insured: FGIC.....................................          1,000,000  1,080,900   --         --              --        --

                                                    Columbia Pennsylvania Columbia Intermediate Columbia Intermediate
                                                    Intermediate Tax-         Tax-Exempt            Tax-Exempt
                                                    Exempt Bond Fund           Bond Fund          Bond Fund Pro-
                                                       Target Fund          Acquiring Fund        Forma Combined
                                                    --------------------- --------------------- ---------------------

                                                    Par ($)   Value ($)    Par ($)   Value ($)   Par ($)   Value ($)
                                                    -------   ---------   ---------  ---------  ---------  ---------
Travis County Texas Health Facilities Development
 Corp. Revenue Ascension Health Credit Project,
 Series 1999A Pre-refunded 11/15/09 5.875%
 11/15/24 Insured: AMBAC...........................   --         --              --         --  4,500,000  5,186,970
Tucson Arizona, GO, Refunding, Series 1995 Pre-
 refunded 07/01/05 5.600% 07/01/07 Insured:
 FGIC..............................................   --         --              --         --  1,000,000  1,034,240
United Indepedent School District Texas, Go, Series
 1995 5.500% 08/15/08, Pre-refunded 08/15/06
 Insured: PSF......................................   --         --              --         --    500,000    531,090
University Lowell Building Authority
 Massachusetts, Guaranteed Series 1995A Pre-
 refunded 11/01/09 5.7% 11/01/2009 Insured:
 AMBAC.............................................   --         --              --         --    295,000    312,178
Vancouver Washington Water and Sewer Revenue,
 Series 1995 5.850% 06/01/11, Pre-refunded
 06/01/05 Insured: FGIC............................   --         --              --         --  1,000,000  1,023,900
West Virginia State Hospital Finance Authority,
 Hospital Revenue Charleston Area Medical
 Center Project, Series 1993A Pre-refunded
 09/01/23 6.500% 09/01/23..........................   --         --              --         --  3,980,000  4,983,875
West Virginia State Hospital Finance Authority
 Revenue Charleston Medical Center Pre-refunded
 09/01/10 6.750%, 09/01/22.........................   --         --       1,105,000  1,336,177  1,105,000  1,336,177
West Virginia State Hospital Finance Authority,
 Hospital Revenue Charleston Area Medical
 Center Project, Series 2000 Pre-refunded 09/01/10
 6.750% 09/01/22...................................   --         --              --         --  5,235,000  6,330,214
Williamson County Tennessee, GO Series 2000 Pre-
 refunded 03/01/10 5.350% 03/01/17.................   --         --              --         --  1,200,000  1,348,824
Washington State, Series AT-5, GO Pre-refunded
 Escrowed to Maturity(d) 08/01/07..................   --         --       2,390,000  2,238,546  2,390,000  2,238,546
Wisconsin State Transportation Revenue, Series B
 Pre-refunded 07/01/09 5.250%, 07/01/11 Insured:
 FGIC..............................................   --         --       2,020,000  2,252,118  2,020,000  2,252,118
Wisconsin State, Series D, GO Pre-refunded
 05/01/11 5.500%, 05/01/16 Insured: MBIA...........   --         --       2,000,000  2,286,780  2,000,000  2,286,780
Wisconsin State GO, Series 1996A Pre-refunded
 05/01/06 5.000% 05/01/16..........................   --         --              --         --  4,745,000  4,926,639
Ypsilanti Michigan School District Refunding,
 Series 1996 Pre-refunded 05/01/07 5.4 5/1/2009
 Insured: FGIC.....................................   --         --              --         --  1,000,000  1,080,900

                                                                                                     Nations Tennessee
                                                         Nations Intermediate   Nations Kansas         Intermediate
                                                          Municipal Bond Fund  Municipal Income Fund Municipal Bond Fund
                                                              Target Fund         Target Fund           Target Fund
                                                         --------------------- --------------------- -------------------
                                                % of Net
                                                 Assets   Par ($)   Value ($)  Par ($)   Value ($)   Par ($)  Value ($)
                                                -------- --------- ----------- -------   ---------   -------  ---------
Harrisburg Authority Revenue Pooled Building
 Program, Series II Pre-refunded 09/15/07
 5.600%, 09/15/11 Insured: MBIA................                 --          --   --             --     --            --
Philadelphia School District, Series A, GO Pre-
 refunded 02/01/12 5.500%, 02/01/15 Insured:
 FSA...........................................                 --          --   --             --     --            --
                                                                   -----------            ---------           ---------
   Refunded/Escrowed Total.....................                    184,146,517           7,121,519            9,191,708
                                                                   -----------            ---------           ---------
Tobacco                                           0.5%
Badger Wisconsin Tobacco Asset Securitization
 Corp. Asset Backed Revenue, Series 2002
 6.000% 06/01/17...............................          5,000,000   4,803,550   --             --     --            --
Golden State California Tobacco Securitization
 Corporations Tobacco Settlemen Revenue,
 Series 2003A 6.250% 06/01/33..................          3,500,000   3,338,825   --             --     --            --
New Jersey Tobacco Settlement Financing
 Corp., Series 2003 6.750% 06/01/39............          4,000,000   3,915,879   --             --     --            --
                                                                   -----------            ---------           ---------
   Tobacco Total...............................                     12,058,254                  --                   --
                                                                   -----------            ---------           ---------
   OTHER TOTAL.................................                    230,423,958           9,416,209            9,191,708
                                                                   ===========            =========           =========
OTHER REVENUE                                     0.4%
Recreation                                        0.4%
District of Columbia Revenue The Smithonian
 Institute Project, Series 1997 5.000%
 02/01/17......................................          2,000,000   2,156,100   --             --     --            --
Florida State Board of Education Lottery
 Revenue, Series A 5.250%, 07/01/18 Insured:
 FGIC..........................................                 --          --   --             --     --            --
Illinois Educational Facilities Authority
 Revenue Shedd Aquarium Project, Series
 1997
  5.150% 07/01/09, Insured: AMBAC..............          1,030,000   1,123,081   --             --     --            --
  5.250% 07/01/10, Insured: AMBAC..............          1,025,000   1,120,499   --             --     --            --
  5.300% 07/01/11..............................          1,145,000   1,253,271   --             --     --            --
Oregon State Department of Administrative
 Services Lottery Revenue, Series B 5.250%,
 04/01/15 Insured: FSA.........................                 --          --   --             --     --            --
                                                                   -----------            ---------           ---------
   Recreation Total............................                      5,652,951                  --                   --
                                                                   -----------            ---------           ---------
   OTHER REVENUE TOTAL.........................                      5,652,951                  --                   --
                                                                   ===========            =========           =========

                                                                        Columbia Intermediate Columbia Intermediate
                                                Columbia Pennsylvania        Tax-Exempt            Tax-Exempt
                                                Intermediate Tax-Exempt       Bond Fund          Bond Fund Pro-
                                                Bond Fund Target Fund      Acquiring Fund        Forma Combined
                                                ----------------------- --------------------- ---------------------

                                                 Par ($)    Value ($)    Par ($)   Value ($)   Par ($)   Value ($)
                                                 ---------  ---------   --------- ----------- --------- -----------
Harrisburg Authority Revenue Pooled Building
 Program, Series II Pre-refunded 09/15/07
 5.600%, 09/15/11 Insured: MBIA................   500,000     548,710          --          --   500,000     548,710
Philadelphia School District, Series A, GO Pre-
 refunded 02/01/12 5.500%, 02/01/15 Insured:
 FSA........................................... 1,000,000   1,150,120          --          -- 1,000,000   1,150,120
                                                             ---------            -----------           -----------
   Refunded/Escrowed Total.....................             1,698,830              91,558,878           293,717,452
                                                             ---------            -----------           -----------
Tobacco
Badger Wisconsin Tobacco Asset Securitization
 Corp. Asset Backed Revenue, Series 2002
 6.000% 06/01/17...............................        --          --          --          -- 5,000,000   4,803,550
Golden State California Tobacco Securitization
 Corporations Tobacco Settlemen Revenue,
 Series 2003A 6.250% 06/01/33..................        --          --          --          -- 3,500,000   3,338,825
New Jersey Tobacco Settlement Financing
 Corp., Series 2003 6.750% 06/01/39............        --          --          --          -- 4,000,000   3,915,879
                                                             ---------            -----------           -----------
   Tobacco Total...............................                    --                      --            12,058,254
                                                             ---------            -----------           -----------
   OTHER TOTAL.................................             2,817,500             118,209,541           370,058,916
                                                             =========            ===========           ===========
OTHER REVENUE
Recreation
District of Columbia Revenue The Smithonian
 Institute Project, Series 1997 5.000%
 02/01/17......................................        --          --          --          -- 2,000,000   2,156,100
Florida State Board of Education Lottery
 Revenue, Series A 5.250%, 07/01/18 Insured:
 FGIC..........................................        --          --   2,675,000   2,970,641 2,675,000   2,970,641
Illinois Educational Facilities Authority
 Revenue Shedd Aquarium Project, Series
 1997
  5.150% 07/01/09, Insured: AMBAC..............        --          --          --          -- 1,030,000   1,123,081
  5.250% 07/01/10, Insured: AMBAC..............        --          --          --          -- 1,025,000   1,120,499
  5.300% 07/01/11..............................        --          --          --          -- 1,145,000   1,253,271
Oregon State Department of Administrative
 Services Lottery Revenue, Series B 5.250%,
 04/01/15 Insured: FSA.........................        --          --   1,000,000   1,099,090 1,000,000   1,099,090
                                                             ---------            -----------           -----------
   Recreation Total............................                    --               4,069,731             9,722,682
                                                             ---------            -----------           -----------
   OTHER REVENUE TOTAL.........................                    --               4,069,731             9,722,682
                                                             =========            ===========           ===========

                                                                                                          Nations Tennessee
                                                              Nations Intermediate  Nations Kansas          Intermediate
                                                              Municipal Bond Fund  Municipal Income Fund Municipal Bond Fund
                                                                  Target Fund         Target Fund            Target Fund
                                                              -------------------- --------------------- -------------------
                                                     % of Net
                                                      Assets   Par ($)  Value ($)  Par ($)   Value ($)    Par ($)  Value ($)
                                                     -------- --------- ---------- -------   ---------   --------- ---------
RESOURCE RECOVERY                                      2.7%
Disposal                                               0.9%
Haywood County North Carolina Industrial Facilities
 and Pollution Control Financing Authority Solid
 Waste Disposal Revenue Champion International
 Corporation Project, Series 1993, AMT 5.500%
 01/01/17...........................................                 --         --   --         --         500,000   513,950
Courtland Alabama IDB Solid Waste Disposal
 Revenue Champion International Corporation
 Project, Series 1993, AMT 6.375% 03/01/29..........          5,750,000  5,824,175   --         --              --        --
Illinois Development Finance Authority Waste
 Management, Inc. Series 1997, AMT 5.050%
 01/01/10...........................................          5,525,000  5,817,050   --         --              --        --
Massachusetts State IFA Solid Waste Disposal
 Revenue Peabody Monofill Associates, Inc. Project
 9.000%, 09/01/05...................................                 --         --   --         --              --        --
Maury County Tennessee Industrial Development
 Board, Solid Waste Disposal Occidental Petrolium
 Corporation, Series 2001A, AMT 6.250%
 08/01/18...........................................                 --         --   --         --       1,000,000 1,065,630
McMinn County Tennessee Industrial Development
 Board, Recycling Facilities Revenue Bowater Inc.
 Project, Series 1992, AMT 7.400% 12/01/22..........                 --         --   --         --       1,250,000 1,249,875
Metropolitan Government Nashville and Davidson
 County Tennessee Industrial Development Board
 Revenue Waste Management Inc., Tennessee
 Project, Series 2001 3.750% 08/01/31...............                 --         --   --         --         500,000   505,770
Okeechobee County Florida, Solid Waste Revenue
 Various Disposal--Waste Management/Landfill,
 Series 2004A, AMT 4.200% 07/01/39..................                 --         --   --         --       1,000,000 1,022,960
Westmoreland County Pennsylvania Industrial
 Development Authority, Revenue Valley Landfill
 Expansion Project, Series 1993 5.100% 05/01/18.....          5,900,000  6,220,606   --         --              --        --
                                                                        ----------              --                 ---------
   Disposal Total...................................                    17,861,831              --                 4,358,185
                                                                        ----------              --                 ---------
Resource Recovery                                      1.8%
Bergen County, New Jersey, Utility Authority, Series
 A 6.250%, 06/15/06 Insured: FGIC...................                 --         --   --         --              --        --
Dutchess County New York Industrial Development
 Agency IDR IBM Project, Series 1999 AMT
 Mandatory Put 12/01/09 @ 100 5.450% 12/01/29.......          8,500,000  9,336,485   --         --              --        --

                                                     Columbia Pennsylvania Columbia Intermediate Columbia Intermediate
                                                     Intermediate Tax-         Tax-Exempt             Tax-Exempt
                                                     Exempt Bond Fund           Bond Fund             Bond Fund
                                                        Target Fund          Acquiring Fund       Pro-Forma Combined
                                                     --------------------- --------------------- --------------------

                                                     Par ($)   Value ($)    Par ($)   Value ($)   Par ($)   Value ($)
                                                     -------   ---------   ---------  ---------  ---------  ----------
RESOURCE RECOVERY
Disposal
Haywood County North Carolina Industrial Facilities
 and Pollution Control Financing Authority Solid
 Waste Disposal Revenue Champion International
 Corporation Project, Series 1993, AMT 5.500%
 01/01/17...........................................   --         --              --         --    500,000     513,950
Courtland Alabama IDB Solid Waste Disposal
 Revenue Champion International Corporation
 Project, Series 1993, AMT 6.375% 03/01/29..........   --         --              --         --  5,750,000   5,824,175
Illinois Development Finance Authority Waste
 Management, Inc. Series 1997, AMT 5.050%
 01/01/10...........................................   --         --              --         --  5,525,000   5,817,050
Massachusetts State IFA Solid Waste Disposal
 Revenue Peabody Monofill Associates, Inc. Project
 9.000%, 09/01/05...................................   --         --          30,000     30,614     30,000      30,614
Maury County Tennessee Industrial Development
 Board, Solid Waste Disposal Occidental Petrolium
 Corporation, Series 2001A, AMT 6.250%
 08/01/18...........................................   --         --              --         --  1,000,000   1,065,630
McMinn County Tennessee Industrial Development
 Board, Recycling Facilities Revenue Bowater Inc.
 Project, Series 1992, AMT 7.400% 12/01/22..........   --         --              --         --  1,250,000   1,249,875
Metropolitan Government Nashville and Davidson
 County Tennessee Industrial Development Board
 Revenue Waste Management Inc., Tennessee
 Project, Series 2001 3.750% 08/01/31...............   --         --              --         --    500,000     505,770
Okeechobee County Florida, Solid Waste Revenue
 Various Disposal--Waste Management/Landfill,
 Series 2004A, AMT 4.200% 07/01/39..................   --         --              --         --  1,000,000   1,022,960
Westmoreland County Pennsylvania Industrial
 Development Authority, Revenue Valley Landfill
 Expansion Project, Series 1993 5.100% 05/01/18.....   --         --              --         --  5,900,000   6,220,606
                                                                  --                  ---------             ----------
   Disposal Total...................................              --                     30,614             22,250,630
                                                                  --                  ---------             ----------
Resource Recovery
Bergen County, New Jersey, Utility Authority, Series
 A 6.250%, 06/15/06 Insured: FGIC...................   --         --       2,000,000  2,137,240  2,000,000   2,137,240
Dutchess County New York Industrial Development
 Agency IDR IBM Project, Series 1999 AMT
 Mandatory Put 12/01/09 @ 100 5.450% 12/01/29.......   --         --              --         --  8,500,000   9,336,485

                                                                                                         Nations Tennessee
                                                             Nations Intermediate   Nations Kansas         Intermediate
                                                              Municipal Bond Fund  Municipal Income Fund Municipal Bond Fund
                                                                  Target Fund         Target Fund           Target Fund
                                                             --------------------- --------------------- -------------------
                                                    % of Net
                                                     Assets   Par ($)   Value ($)  Par ($)   Value ($)   Par ($)  Value ($)
                                                    -------- ---------- ---------- -------   ---------   -------  ---------
Massachusetts State Industrial Financing Agency
 Recovery Revenue Ogden Haverhill Progect,
 Series 1998A 5.350% 12/01/10......................           6,800,000  6,926,888      --         --      --            --
Niagara County, New York IDA, Solid Waste
 Disposal Revenue Series 2001B, AMT 5.550%
 11/15/24..........................................           8,000,000  8,590,640      --         --      --            --
Prichard Alabama Waterworks and Sewer Board
 Water and Sewer Revenue Refunding, Series 1994
 5.650% 11/15/04...................................             820,000    821,410      --         --      --            --
County of Tooele Utah Hazardous Waste Treatment
 Revenue Union Pacific Project, Series 1992, AMT
 5.700% 11/01/26...................................          11,100,000 11,262,060      --         --      --            --
York County South Carolina, Exempt Facilities IDR
 Hoechst Celanese Corporation Project, Series
 1994, AMT 5.700% 01/01/24.........................           3,890,000  3,490,108      --         --      --            --
                                                                        ----------            -------             ---------
   Resource Recovery Total.........................                     40,427,591                 --                    --
                                                                        ----------            -------             ---------
   RESOURCE RECOVERY TOTAL.........................                     58,289,422                 --             4,358,185
                                                                        ==========            =======             =========
TAX-BACKED                                            41.1%
Local Appropriated                                     1.2%
Berkley County SC, School District, Installment
 Lease Rev Securing Assets for Education 5.250%,
 12/01/18..........................................                  --         --      --         --      --            --
Dorchester Co SC, School District No. 002,
 Installment Purpose Rev Growth Remedy
 Opportunity Tax Hike 5.250%, 12/01/17.............                  --         --      --         --      --            --
Grand Rapids Michigan Building Authority Revenue,
 Series 1998
  5.000% 04/01/12..................................           1,205,000  1,342,201      --         --      --            --
  5.000% 04/01/13..................................           1,000,000  1,113,970      --         --      --            --
  5.000% 04/01/14..................................           1,415,000  1,579,013      --         --      --            --
Greenville County South Carolina, School District,
 Building Equity Sooner Tomorrow 5.875%,
 12/01/17..........................................                  --         --      --         --      --            --
Hillsborough County Florida, School Board Master
 Lease Program COP, Series A 5.500%, 07/01/14
 Insured: MBIA.....................................                  --         --      --         --      --            --
Johnson County Kansas, Park and Recreation District
 Certificates of Partnership Series 2003 A 4.000%
 09/01/15 Insured: MBIA............................                  --         -- 100,000    101,862      --            --

                                                    Columbia Pennsylvania Columbia Intermediate Columbia Intermediate
                                                    Intermediate Tax-         Tax-Exempt             Tax-Exempt
                                                    Exempt Bond Fund           Bond Fund           Bond Fund Pro-
                                                       Target Fund          Acquiring Fund         Forma Combined
                                                    --------------------- --------------------- ---------------------

                                                    Par ($)   Value ($)    Par ($)   Value ($)   Par ($)   Value ($)
                                                    -------   ---------   ---------  ---------  ---------- ----------
Massachusetts State Industrial Financing Agency
 Recovery Revenue Ogden Haverhill Progect,
 Series 1998A 5.350% 12/01/10......................   --         --              --         --   6,800,000  6,926,888
Niagara County, New York IDA, Solid Waste
 Disposal Revenue Series 2001B, AMT 5.550%
 11/15/24..........................................   --         --              --         --   8,000,000  8,590,640
Prichard Alabama Waterworks and Sewer Board
 Water and Sewer Revenue Refunding, Series 1994
 5.650% 11/15/04...................................   --         --              --         --     820,000    821,410
County of Tooele Utah Hazardous Waste Treatment
 Revenue Union Pacific Project, Series 1992, AMT
 5.700% 11/01/26...................................   --         --              --         --  11,100,000 11,262,060
York County South Carolina, Exempt Facilities IDR
 Hoechst Celanese Corporation Project, Series
 1994, AMT 5.700% 01/01/24.........................   --         --              --         --   3,890,000  3,490,108
                                                                 --                  ---------             ----------
   Resource Recovery Total.........................              --                  2,137,240             42,564,831
                                                                 --                  ---------             ----------
   RESOURCE RECOVERY TOTAL.........................              --                  2,167,854             64,815,461
                                                                 ==                  =========             ==========
TAX-BACKED
Local Appropriated
Berkley County SC, School District, Installment
 Lease Rev Securing Assets for Education 5.250%,
 12/01/18..........................................   --         --       1,000,000  1,069,260   1,000,000  1,069,260
Dorchester Co SC, School District No. 002,
 Installment Purpose Rev Growth Remedy
 Opportunity Tax Hike 5.250%, 12/01/17.............   --         --       2,000,000  2,169,460   2,000,000  2,169,460
Grand Rapids Michigan Building Authority Revenue,
 Series 1998
  5.000% 04/01/12..................................   --         --              --         --   1,205,000  1,342,201
  5.000% 04/01/13..................................   --         --              --         --   1,000,000  1,113,970
  5.000% 04/01/14..................................   --         --              --         --   1,415,000  1,579,013
Greenville County South Carolina, School District,
 Building Equity Sooner Tomorrow 5.875%,
 12/01/17..........................................   --         --       1,000,000  1,132,000   1,000,000  1,132,000
Hillsborough County Florida, School Board Master
 Lease Program COP, Series A 5.500%, 07/01/14
 Insured: MBIA.....................................   --         --       2,000,000  2,319,480   2,000,000  2,319,480
Johnson County Kansas, Park and Recreation District
 Certificates of Partnership Series 2003 A 4.000%
 09/01/15 Insured: MBIA............................   --         --              --         --     100,000    101,862

                                                                                                     Nations Tennessee
                                                        Nations Intermediate    Nations Kansas         Intermediate
                                                         Municipal Bond Fund  Municipal Income Fund Municipal Bond Fund
                                                             Target Fund          Target Fund           Target Fund
                                                        --------------------- --------------------- -------------------
                                               % of Net
                                                Assets   Par ($)   Value ($)   Par ($)   Value ($)   Par ($)  Value ($)
                                               -------- ---------- ---------- ---------  ---------  --------- ---------
Pike Township Indiana School Building
 Corp. Revenue Refunding Series 1993
 4.800% 08/01/05..............................           1,140,000  1,142,656        --         --         --        --
San Bernardino County California, COP
 Justice Center Airport Improvements Series
 A 5.000%, 07/01/15 Insured: MBIA.............                  --         --        --         --         --        --
St Louis Missouri Municipal Financial Corp.,
 Lease Hold Revenue Convention Center
 Project, Series 2003 5.250% 07/15/11
 Insured: AMBAC...............................           9,060,000 10,205,909        --         --         --        --
Shelby County Indiana Jail Building Corp.,
 Revenue Refunding Series 1998 Insured:
 MBIA
  5.300% 07/15/07.............................           1,005,000  1,063,260        --         --         --        --
  5.400% 07/15/08.............................           1,045,000  1,106,801        --         --         --        --
University of Arizona, COP, Series A
 5.500%, 06/01/15 Insured: AMBAC..............                  --         --        --         --         --        --
Wyandotte County Kansas, Unified School
 District Number 500 Insured: FSA 5.000%
 09/01/20.....................................                  --         -- 1,890,000  2,016,006         --        --
                                                                   ----------            ---------            ---------
   Local Appropriated Total...................                     17,553,810            2,117,868                   --
                                                                   ----------            ---------            ---------
Local General Obligations                        19.6%
Adams County Colorado, School District No.
 012 Series A, GO(d) 12/15/12 Insured:
 MBIA.........................................                  --         --        --         --         --        --
Anderson County Tennessee, Go, Refunding
 Series 2001 5.000% 04/01/13 Insured:
 FSA..........................................                  --         --        --         --  1,535,000 1,683,757
Aldine Texas Independent School District
 GO, Refunding, Series 1997(d) 02/15/07
 Insured: PSF.................................           2,175,000  2,061,704        --         --         --        --
Anchorage Alaska, GO, Refunding, Series
 2002 5.250% 07/01/10 Insured: MBIA...........          10,600,000 11,870,198        --         --         --        --
Anchorage Alaska Schools, Go, Refunding,
 Series 2004B 5.25% 12/01/2015 Insured:
 AMBAC........................................           5,000,000  5,714,200        --         --         --        --
Arizona School Facilities Board Certificate of
 Participation, Series 2003A 5.250%
 09/01/14 Insured: MBIA.......................          10,000,000 11,227,300        --         --         --        --

                                               Columbia Pennsylvania Columbia Intermediate Columbia Intermediate
                                               Intermediate Tax-         Tax-Exempt             Tax-Exempt
                                               Exempt Bond Fund           Bond Fund           Bond Fund Pro-
                                                  Target Fund          Acquiring Fund         Forma Combined
                                               --------------------- --------------------- ---------------------

                                               Par ($)   Value ($)    Par ($)   Value ($)   Par ($)   Value ($)
                                               -------   ---------   ---------  ---------  ---------- ----------
Pike Township Indiana School Building
 Corp. Revenue Refunding Series 1993
 4.800% 08/01/05..............................   --         --              --         --   1,140,000  1,142,656
San Bernardino County California, COP
 Justice Center Airport Improvements Series
 A 5.000%, 07/01/15 Insured: MBIA.............   --         --       1,000,000  1,114,650   1,000,000  1,114,650
St Louis Missouri Municipal Financial Corp.,
 Lease Hold Revenue Convention Center
 Project, Series 2003 5.250% 07/15/11
 Insured: AMBAC...............................   --         --              --         --   9,060,000 10,205,909
Shelby County Indiana Jail Building Corp.,
 Revenue Refunding Series 1998 Insured:
 MBIA
  5.300% 07/15/07.............................   --         --              --         --   1,005,000  1,063,260
  5.400% 07/15/08.............................   --         --              --         --   1,045,000  1,106,801
University of Arizona, COP, Series A
 5.500%, 06/01/15 Insured: AMBAC..............   --         --         500,000    566,840     500,000    566,840
Wyandotte County Kansas, Unified School
 District Number 500 Insured: FSA 5.000%
 09/01/20.....................................   --         --              --         --   1,890,000  2,016,006
                                                            --                  ---------             ----------
   Local Appropriated Total...................              --                  8,371,690             28,043,368
                                                            --                  ---------             ----------
Local General Obligations
Adams County Colorado, School District No.
 012 Series A, GO(d) 12/15/12 Insured:
 MBIA.........................................   --         --       1,300,000    955,812   1,300,000    955,812
Anderson County Tennessee, Go, Refunding
 Series 2001 5.000% 04/01/13 Insured:
 FSA..........................................   --         --              --         --   1,535,000  1,683,757
Aldine Texas Independent School District
 GO, Refunding, Series 1997(d) 02/15/07
 Insured: PSF.................................   --         --              --         --   2,175,000  2,061,704
Anchorage Alaska, GO, Refunding, Series
 2002 5.250% 07/01/10 Insured: MBIA...........   --         --              --         --  10,600,000 11,870,198
Anchorage Alaska Schools, Go, Refunding,
 Series 2004B 5.25% 12/01/2015 Insured:
 AMBAC........................................   --         --              --         --   5,000,000  5,714,200
Arizona School Facilities Board Certificate of
 Participation, Series 2003A 5.250%
 09/01/14 Insured: MBIA.......................   --         --              --         --  10,000,000 11,227,300

                                                                                                       Nations Tennessee
                                                           Nations Intermediate   Nations Kansas         Intermediate
                                                           Municipal Bond Fund  Municipal Income Fund Municipal Bond Fund
                                                               Target Fund          Target Fund           Target Fund
                                                           -------------------  --------------------- -------------------
                                                  % of Net
                                                   Assets   Par ($)   Value ($)  Par ($)   Value ($)   Par ($)  Value ($)
                                                  -------- ---------  --------- ---------  ---------  --------- ---------
Aurora Colorado Centretech Metropolitan District,
 GO Refunding Series 1998C 4.875%
 12/01/28........................................          3,635,000  3,835,361        --         --         --        --
Austin Texas Independent School District, Go,
 Refunding, Series 2004 5.250% 08/01/15..........          8,150,000  9,277,552        --         --         --        --
Birdville Texas Independent School District, Go,
 Refunding, Series 1997B 5.000% 02/15/07.........          1,500,000  1,597,590        --         --         --        --
Berkley City, Mississippi, School District, GO
 7.000%, 01/01/09 Insured: FGIC..................                 --         --        --         --         --        --
Birmingham, Alabama, Series A, GO 5.25%,
 05/01/17........................................                 --         --        --         --         --        --
Blount County Tennessee, Public Building
 Authority, GO Local Government Public
 Improvement, Series 2004B-5-A 5.000%
 06/01/16 Insured: FGIC..........................                 --         --        --         --  1,075,000 1,186,004
Butler and Sedgwick Counties Unified School
 District Number 385, GO, Seies 2000 6.000%
 09/01/13 Insured: FSA...........................                 --         -- 1,380,000  1,646,754         --        --
Carlsbad, California, Unified School District
 Series 1997(d) 11/01/14 Insured: FGIC...........                 --         --        --         --         --        --
Cache Coutny Utah School District, Utah School
 Board Guaranty Program GO, Refunding, Series
 1997 5.50 % 06/15/07............................          2,145,000  2,330,843        --         --         --        --
Cary North Carolina Water and Public
 Improvement, Go, Series 2001 5.000%
 03/1/13.........................................          4,300,000  4,757,864        --         --         --        --
Central Dauphin Pennsylvania School District,
 GO, Series 1998 5.000% 06/01/12 Insured:
 FGIC............................................          1,055,000  1,132,680        --         --         --        --
Charleston County South Carolina, School
 District, GO 5.000%, 02/01/14...................                 --         --        --         --         --        --
Chicago, Illinois, GO 5.250% 01/01/17 Insured:
 FSA.............................................                 --         --        --         --  1,000,000 1,108,900
Chesterfield County Virginia, GO, Refunding and
 Improvement Series 1991 6.250% 07/15/05.........            975,000    989,196        --         --         --        --
Chicago Illinois Equipment Notes, GO, Series
 1998 5.000% 01/01/08 Insured: FSA...............          2,000,000  2,162,320        --         --         --        --
Chicago Illinois, GO, Refunding, Series 1999
 Insured: FGIC
  5.000% 01/01/15................................          5,650,000  6,080,756        --         --         --        --
  5.250% 01/01/18................................          7,540,000  8,588,739        --         --         --        --

                                                  Columbia Pennsylvania Columbia Intermediate Columbia Intermediate
                                                  Intermediate Tax-         Tax-Exempt            Tax-Exempt
                                                  Exempt Bond Fund           Bond Fund          Bond Fund Pro-
                                                     Target Fund          Acquiring Fund        Forma Combined
                                                  --------------------- --------------------- ---------------------

                                                  Par ($)   Value ($)    Par ($)   Value ($)   Par ($)   Value ($)
                                                  -------   ---------   ---------  ---------  ---------  ---------
Aurora Colorado Centretech Metropolitan District,
 GO Refunding Series 1998C 4.875%
 12/01/28........................................   --         --              --         --  3,635,000  3,835,361
Austin Texas Independent School District, Go,
 Refunding, Series 2004 5.250% 08/01/15..........   --         --              --         --  8,150,000  9,277,552
Birdville Texas Independent School District, Go,
 Refunding, Series 1997B 5.000% 02/15/07.........   --         --              --         --  1,500,000  1,597,590
Berkley City, Mississippi, School District, GO
 7.000%, 01/01/09 Insured: FGIC..................   --         --         500,000    586,430    500,000    586,430
Birmingham, Alabama, Series A, GO 5.25%,
 05/01/17........................................   --         --       2,000,000  2,194,860  2,000,000  2,194,860
Blount County Tennessee, Public Building
 Authority, GO Local Government Public
 Improvement, Series 2004B-5-A 5.000%
 06/01/16 Insured: FGIC..........................   --         --              --         --  1,075,000  1,186,004
Butler and Sedgwick Counties Unified School
 District Number 385, GO, Seies 2000 6.000%
 09/01/13 Insured: FSA...........................   --         --              --         --  1,380,000  1,646,754
Carlsbad, California, Unified School District
 Series 1997(d) 11/01/14 Insured: FGIC...........   --         --         300,000    200,112    300,000    200,112
Cache Coutny Utah School District, Utah School
 Board Guaranty Program GO, Refunding, Series
 1997 5.50 % 06/15/07............................   --         --              --         --  2,145,000  2,330,843
Cary North Carolina Water and Public
 Improvement, Go, Series 2001 5.000%
 03/1/13.........................................   --         --              --         --  4,300,000  4,757,864
Central Dauphin Pennsylvania School District,
 GO, Series 1998 5.000% 06/01/12 Insured:
 FGIC............................................   --         --              --         --  1,055,000  1,132,680
Charleston County South Carolina, School
 District, GO 5.000%, 02/01/14...................   --         --         850,000    936,351    850,000    936,351
Chicago, Illinois, GO 5.250% 01/01/17 Insured:
 FSA.............................................   --         --              --         --  1,000,000  1,108,900
Chesterfield County Virginia, GO, Refunding and
 Improvement Series 1991 6.250% 07/15/05.........   --         --              --         --    975,000    989,196
Chicago Illinois Equipment Notes, GO, Series
 1998 5.000% 01/01/08 Insured: FSA...............   --         --              --         --  2,000,000  2,162,320
Chicago Illinois, GO, Refunding, Series 1999
 Insured: FGIC
  5.000% 01/01/15................................   --         --              --         --  5,650,000  6,080,756
  5.250% 01/01/18................................   --         --              --         --  7,540,000  8,588,739

                                                                                                               Nations Tennessee
                                                                   Nations Intermediate   Nations Kansas         Intermediate
                                                                    Municipal Bond Fund  Municipal Income Fund Municipal Bond Fund
                                                                        Target Fund         Target Fund           Target Fund
                                                                   --------------------- --------------------- -------------------
                                                          % of Net
                                                           Assets   Par ($)   Value ($)  Par ($)   Value ($)   Par ($)  Value ($)
                                                          -------- ---------- ---------- -------   ---------   -------  ---------
Chicago Illinois City Colleges Capital Improvement,
 GO, Series 1999 6.000% 01/01/11 Insured: FGIC...........           5,195,000  5,959,288   --         --         --        --
Chicago Illinois, Park District, GO, Series 1997 Insured:
 AMBAC
  5.250% 01/01/09........................................           1,135,000  1,229,580   --         --         --        --
  5.250% 01/01/10........................................           1,195,000  1,294,579   --         --         --        --
  5.250% 01/01/11........................................           1,260,000  1,362,992   --         --         --        --
  5.250% 01/01/12........................................           1,325,000  1,433,306   --         --         --        --
Chicago, Illinois, Board of Education, Chicago School
 Reform, GO 6.250%, 12/01/12 Insured: MBIA...............                  --         --   --         --         --        --
Chicago, Illinois, Project, Series C, GO 5.750%,
 01/01/13 Insured: FGIC..................................                  --         --   --         --         --        --
Clark County School District No. 37 Vancouver,
 Series C(d) 12/01/16 Insured: FGIC......................                  --         --   --         --         --        --
Clark County Nevada School District, GO, Refunding,
 Series 2001C 5.375 06/15/13 Insured: FGIC...............           8,895,000 10,088,976   --         --         --        --
Clark County Nevada School District, GO, Series 2003
 5.000% 06/15/16 Insured: MBIA...........................          10,760,000 11,825,993   --         --         --        --
Clark County Washington School District No. 117
 Camas, GO Refunding, Series 1998 5.000% 12/01/12
 Insured: AMBAC..........................................           1,805,000  2,012,828   --         --         --        --
Connecticut State, GO, Series 2002D 5.250%
 11/15/08................................................          10,470,000 11,590,081   --         --         --        --
Cook County Iliinois, Capital Improvement GO, Series
 1996 5.400% 11/15/2007 Insured: FGIC....................           1,000,000  1,071,930   --         --         --        --
Cook County Illinois School District No. 135, GO,
 Refunding, Series 1995
  5.450% 12/01/08, Insured: FGIC.........................           2,265,000  2,393,652   --         --         --        --
  5.550% 12/01/09........................................           2,350,000  2,480,519   --         --         --        --
Comal, Texas, ISD, School Building, GO 5.500%,
 02/01/14 Insured: PSF-GTD...............................                  --         --   --         --         --        --
Cumberland County North Carolina, GO, Series 1998
 5.000% 03/01/17 Insured: FGIC...........................           2,000,000  2,182,300   --         --         --        --
De Kalb County Georgia Special Recreation Tax
 District, GO Series 2001 5.000% 12/01/13................           5,635,000  6,361,464   --         --         --        --
Detroit Michigan City School District, GO School
 Building and Site Improvements, Series 2002A 6.0%
 05/01/2019 Insured: FGIC................................           2,000,000  2,454,420   --         --         --        --
Detroit City, Michigan, School District, School Building
 & Site Improvement, Series B 5.250%, 05/01/14
 Insured: FGIC...........................................                  --         --   --         --         --        --

                                                          Columbia Pennsylvania Columbia Intermediate Columbia Intermediate
                                                          Intermediate Tax-         Tax-Exempt             Tax-Exempt
                                                          Exempt Bond Fund           Bond Fund           Bond Fund Pro-
                                                             Target Fund          Acquiring Fund         Forma Combined
                                                          --------------------- --------------------- ---------------------

                                                          Par ($)   Value ($)    Par ($)   Value ($)   Par ($)   Value ($)
                                                          -------   ---------   ---------  ---------  ---------- ----------
Chicago Illinois City Colleges Capital Improvement,
 GO, Series 1999 6.000% 01/01/11 Insured: FGIC...........   --         --              --         --   5,195,000  5,959,288
Chicago Illinois, Park District, GO, Series 1997 Insured:
 AMBAC
  5.250% 01/01/09........................................   --         --              --         --   1,135,000  1,229,580
  5.250% 01/01/10........................................   --         --              --         --   1,195,000  1,294,579
  5.250% 01/01/11........................................   --         --              --         --   1,260,000  1,362,992
  5.250% 01/01/12........................................   --         --              --         --   1,325,000  1,433,306
Chicago, Illinois, Board of Education, Chicago School
 Reform, GO 6.250%, 12/01/12 Insured: MBIA...............   --         --       2,100,000  2,523,045   2,100,000  2,523,045
Chicago, Illinois, Project, Series C, GO 5.750%,
 01/01/13 Insured: FGIC..................................   --         --         500,000    570,370     500,000    570,370
Clark County School District No. 37 Vancouver,
 Series C(d) 12/01/16 Insured: FGIC......................   --         --       1,000,000    593,680   1,000,000    593,680
Clark County Nevada School District, GO, Refunding,
 Series 2001C 5.375 06/15/13 Insured: FGIC...............   --         --              --         --   8,895,000 10,088,976
Clark County Nevada School District, GO, Series 2003
 5.000% 06/15/16 Insured: MBIA...........................   --         --              --         --  10,760,000 11,825,993
Clark County Washington School District No. 117
 Camas, GO Refunding, Series 1998 5.000% 12/01/12
 Insured: AMBAC..........................................   --         --              --         --   1,805,000  2,012,828
Connecticut State, GO, Series 2002D 5.250%
 11/15/08................................................   --         --              --         --  10,470,000 11,590,081
Cook County Iliinois, Capital Improvement GO, Series
 1996 5.400% 11/15/2007 Insured: FGIC....................   --         --              --         --   1,000,000  1,071,930
Cook County Illinois School District No. 135, GO,
 Refunding, Series 1995
  5.450% 12/01/08, Insured: FGIC.........................   --         --              --         --   2,265,000  2,393,652
  5.550% 12/01/09........................................   --         --              --         --   2,350,000  2,480,519
Comal, Texas, ISD, School Building, GO 5.500%,
 02/01/14 Insured: PSF-GTD...............................   --         --       1,000,000  1,128,320   1,000,000  1,128,320
Cumberland County North Carolina, GO, Series 1998
 5.000% 03/01/17 Insured: FGIC...........................   --         --              --         --   2,000,000  2,182,300
De Kalb County Georgia Special Recreation Tax
 District, GO Series 2001 5.000% 12/01/13................   --         --              --         --   5,635,000  6,361,464
Detroit Michigan City School District, GO School
 Building and Site Improvements, Series 2002A 6.0%
 05/01/2019 Insured: FGIC................................   --         --              --         --   2,000,000  2,454,420
Detroit City, Michigan, School District, School Building
 & Site Improvement, Series B 5.250%, 05/01/14
 Insured: FGIC...........................................   --         --       2,000,000  2,248,820   2,000,000  2,248,820

                                                                                                   Nations Tennessee
                                                      Nations Intermediate    Nations Kansas         Intermediate
                                                       Municipal Bond Fund  Municipal Income Fund Municipal Bond Fund
                                                           Target Fund          Target Fund           Target Fund
                                                      --------------------- --------------------- -------------------
                                             % of Net
                                              Assets   Par ($)   Value ($)   Par ($)   Value ($)   Par ($)  Value ($)
                                             -------- ---------- ---------- ---------  ---------  --------- ---------
Dickson County Tennessee, GO, Refunding
 Series 2003 5.000% 03/01/14 Insured:
 FGIC.......................................                  --         --        --         --  1,000,000 1,119,250
Dickson County Tennessee, GO, Refunding
 Series 2003 5.000% 06/01/14 Insured:
 FGIC.......................................                  --         --        --         --  1,000,000 1,108,540
Du Page County Illinois School District, GO,
 Refunding, Series 1997 6.750% 02/01/11
 Insured: FGIC..............................           1,145,000  1,377,744        --         --         --        --
Duncanville Texas Independent School
 District, GO, Refunding Series 1993
 5.200% 02/15/09 Insured: PSF...............           1,485,000  1,638,638        --         --         --        --
Fairbanks North Star Borough Alaska, GO,
 Refunding, Series 1993S 5.500% 03/01/08
 Insured: MBIA..............................           1,000,000  1,099,440        --         --         --        --
Ford County Kansas, Dodge Unified School
 District Number 443, GO, Refunding,
 Series 2002 5.000% 03/01/13 Insured:
 FGIC.......................................                  --         -- 1,600,000  1,786,544         --        --
Elk River, Minnesota, ISD No.728 Series A,
 GO 5.000%, 02/01/17 Insured: MBIA..........                  --         --        --         --         --        --
Franklin Tennessee, Special School District,
 GO, Refunding Series 2002 5.000%
 06/01/12...................................                  --         --        --         --  1,000,000 1,115,410
Franklin Tennessee, Special School District,
 GO, Refunding(d) 06/01/20 Insured:
 FSA........................................                  --         --        --         --  2,000,000   993,340
Hamilton County Tennessee, GO, Refunding
 Series 1998B 5.100% 08/01/24...............                  --         --        --         --    500,000   552,850
Harris County Texas, GO, Series 2001
 5.000% 10/01/12............................          10,990,000 12,098,232        --         --         --        --
Honolulu City & County Hawaii, Series A,
 GO 7.350%, 07/01/06........................                  --         --        --         --         --        --
Honolulu City & County Hawaii, GO,
 Refunding, Series 1990A 7.350%,
 07/01/07...................................           2,500,000  2,826,475        --         --         --        --
Honolulu City & County Hawaii, Series A
 Un-refunded 6.000%, 11/01/10 Insured:
 MBIA.......................................                  --         --        --         --         --        --
Houston Texas, GO, Series 2001A 5.500%
 03/01/10 Insured: FSA......................           7,320,000  8,250,884        --         --         --        --

                                             Columbia Pennsylvania Columbia Intermediate Columbia Intermediate
                                             Intermediate Tax-         Tax-Exempt             Tax-Exempt
                                             Exempt Bond Fund           Bond Fund           Bond Fund Pro-
                                                Target Fund          Acquiring Fund         Forma Combined
                                             --------------------- --------------------- ---------------------

                                             Par ($)   Value ($)    Par ($)   Value ($)   Par ($)   Value ($)
                                             -------   ---------   ---------  ---------  ---------- ----------
Dickson County Tennessee, GO, Refunding
 Series 2003 5.000% 03/01/14 Insured:
 FGIC.......................................   --         --              --         --   1,000,000  1,119,250
Dickson County Tennessee, GO, Refunding
 Series 2003 5.000% 06/01/14 Insured:
 FGIC.......................................   --         --              --         --   1,000,000  1,108,540
Du Page County Illinois School District, GO,
 Refunding, Series 1997 6.750% 02/01/11
 Insured: FGIC..............................   --         --              --         --   1,145,000  1,377,744
Duncanville Texas Independent School
 District, GO, Refunding Series 1993
 5.200% 02/15/09 Insured: PSF...............   --         --              --         --   1,485,000  1,638,638
Fairbanks North Star Borough Alaska, GO,
 Refunding, Series 1993S 5.500% 03/01/08
 Insured: MBIA..............................   --         --              --         --   1,000,000  1,099,440
Ford County Kansas, Dodge Unified School
 District Number 443, GO, Refunding,
 Series 2002 5.000% 03/01/13 Insured:
 FGIC.......................................   --         --              --         --   1,600,000  1,786,544
Elk River, Minnesota, ISD No.728 Series A,
 GO 5.000%, 02/01/17 Insured: MBIA..........   --         --       2,000,000  2,169,460   2,000,000  2,169,460
Franklin Tennessee, Special School District,
 GO, Refunding Series 2002 5.000%
 06/01/12...................................   --         --              --         --   1,000,000  1,115,410
Franklin Tennessee, Special School District,
 GO, Refunding(d) 06/01/20 Insured:
 FSA........................................   --         --              --         --   2,000,000    993,340
Hamilton County Tennessee, GO, Refunding
 Series 1998B 5.100% 08/01/24...............   --         --              --         --     500,000    552,850
Harris County Texas, GO, Series 2001
 5.000% 10/01/12............................   --         --              --         --  10,990,000 12,098,232
Honolulu City & County Hawaii, Series A,
 GO 7.350%, 07/01/06........................   --         --       1,000,000  1,086,130   1,000,000  1,086,130
Honolulu City & County Hawaii, GO,
 Refunding, Series 1990A 7.350%,
 07/01/07...................................   --         --              --         --   2,500,000  2,826,475
Honolulu City & County Hawaii, Series A
 Un-refunded 6.000%, 11/01/10 Insured:
 MBIA.......................................   --         --         365,000    425,116     365,000    425,116
Houston Texas, GO, Series 2001A 5.500%
 03/01/10 Insured: FSA......................   --         --              --         --   7,320,000  8,250,884

                                                                                                      Nations Tennessee
                                                          Nations Intermediate   Nations Kansas         Intermediate
                                                          Municipal Bond Fund  Municipal Income Fund Municipal Bond Fund
                                                              Target Fund          Target Fund           Target Fund
                                                          -------------------  --------------------- -------------------
                                                 % of Net
                                                  Assets   Par ($)   Value ($)  Par ($)   Value ($)   Par ($)  Value ($)
                                                 -------- ---------  --------- ---------  ---------  --------- ---------
Iron County Utah Schol District, GO, Series 1994
 6.000% 01/15/06 Insured: MBIA..................          1,000,000  1,008,940        --         --         --        --
Jefferson County Washington School District No.
 49, GO, Series 1998 5.000% 12/01/07 Insured:
 FSA............................................          1,140,000  1,231,952        --         --         --        --
Jefferson County Colorado, School District No.
 R-001, GO 5.500%, 12/15/06 Insured: MBIA.......                 --         --        --         --         --        --
Johnson County Kansas Unified School District
 Number 21, GO, Refunding, Series 2001 A
 5.500% 10/01/15 Insured: FSA...................                 --         --    50,000     58,713         --        --
Johnson County Kansas Unified School District
 Number 232, GO, Refunding, Series 2001 A
 5.500% 09/01/15 Insured: MBIA..................                 --         --   150,000    167,262         --        --
Katy, Texas, ISD, Capital Appreciation(d)
 08/15/11 Insured: PSF-GTD......................                 --         --        --         --         --        --
Kendall Kane County Illinois, Community Unit
 School District No. 115, Yorkville Capital
 Appreciation, GO(d) 01/01/17 Insured: FGIC.....                 --         --        --         --         --        --
Kentucky State Turnpike Authority, Economic
 Development Revenue, Revitalization Project,
 Series A 5.500%, 07/01/13 Insured: AMBAC.......                 --         --        --         --         --        --
Kingsport Tennessee GO 5.000% 03/01/14
 Insured: AMBAC.................................                 --         --        --         --  1,000,000 1,115,730
King & Snohomish Counties Washington School
 District, GO, Refunding Series 1993 5.600%
 12/01/10 Insured: FGIC.........................          6,150,000  7,029,266        --         --         --        --
King County Washington, Go, Refunding, Series
 1997D 5.55 12/1/2008...........................          3,000,000  3,330,780        --         --         --        --
King County Washington, Go, Refunding, Series
 1998B 4.750% 01/01/17..........................          1,000,000  1,055,720        --         --         --        --
Knox County Tennessee, GO, Refunding 5.000%
 04/01/09.......................................          5,000,000  5,500,350        --         --         --        --
Lake County Illinois, Warren Township High
 School District No 121 Series 1995 5.050%
 01/01/07 Insured: FGIC.........................          1,000,000  1,025,220        --         --         --        --
Lawrenceburg Tennessee, Public Building
 Authority Water and Sewer, GO, Series 2001B
 5.500% 07/1/16 Insured: FSA....................                 --         --        --         --  1,330,000 1,491,196
Lenexa Kansas, GO Refunding Series 2003 A
 5.000% 09/01/11................................                 --         -- 1,000,000  1,117,740         --        --

                                                 Columbia Pennsylvania Columbia Intermediate Columbia Intermediate
                                                 Intermediate Tax-         Tax-Exempt            Tax-Exempt
                                                 Exempt Bond Fund           Bond Fund          Bond Fund Pro-
                                                    Target Fund          Acquiring Fund        Forma Combined
                                                 --------------------- --------------------- ---------------------

                                                 Par ($)   Value ($)    Par ($)   Value ($)   Par ($)   Value ($)
                                                 -------   ---------   ---------  ---------  ---------  ---------
Iron County Utah Schol District, GO, Series 1994
 6.000% 01/15/06 Insured: MBIA..................   --         --              --         --  1,000,000  1,008,940
Jefferson County Washington School District No.
 49, GO, Series 1998 5.000% 12/01/07 Insured:
 FSA............................................   --         --              --         --  1,140,000  1,231,952
Jefferson County Colorado, School District No.
 R-001, GO 5.500%, 12/15/06 Insured: MBIA.......   --         --         500,000    536,200    500,000    536,200
Johnson County Kansas Unified School District
 Number 21, GO, Refunding, Series 2001 A
 5.500% 10/01/15 Insured: FSA...................   --         --              --         --     50,000     58,713
Johnson County Kansas Unified School District
 Number 232, GO, Refunding, Series 2001 A
 5.500% 09/01/15 Insured: MBIA..................   --         --              --         --    150,000    167,262
Katy, Texas, ISD, Capital Appreciation(d)
 08/15/11 Insured: PSF-GTD......................   --         --       1,775,000  1,390,091  1,775,000  1,390,091
Kendall Kane County Illinois, Community Unit
 School District No. 115, Yorkville Capital
 Appreciation, GO(d) 01/01/17 Insured: FGIC.....   --         --       3,650,000  2,125,979  3,650,000  2,125,979
Kentucky State Turnpike Authority, Economic
 Development Revenue, Revitalization Project,
 Series A 5.500%, 07/01/13 Insured: AMBAC.......   --         --       1,000,000  1,154,900  1,000,000  1,154,900
Kingsport Tennessee GO 5.000% 03/01/14
 Insured: AMBAC.................................   --         --              --         --  1,000,000  1,115,730
King & Snohomish Counties Washington School
 District, GO, Refunding Series 1993 5.600%
 12/01/10 Insured: FGIC.........................   --         --              --         --  6,150,000  7,029,266
King County Washington, Go, Refunding, Series
 1997D 5.55 12/1/2008...........................   --         --              --         --  3,000,000  3,330,780
King County Washington, Go, Refunding, Series
 1998B 4.750% 01/01/17..........................   --         --              --         --  1,000,000  1,055,720
Knox County Tennessee, GO, Refunding 5.000%
 04/01/09.......................................   --         --              --         --  5,000,000  5,500,350
Lake County Illinois, Warren Township High
 School District No 121 Series 1995 5.050%
 01/01/07 Insured: FGIC.........................   --         --              --         --  1,000,000  1,025,220
Lawrenceburg Tennessee, Public Building
 Authority Water and Sewer, GO, Series 2001B
 5.500% 07/1/16 Insured: FSA....................   --         --              --         --  1,330,000  1,491,196
Lenexa Kansas, GO Refunding Series 2003 A
 5.000% 09/01/11................................   --         --              --         --  1,000,000  1,117,740

                                                                                                      Nations Tennessee
                                                          Nations Intermediate    Nations Kansas        Intermediate
                                                           Municipal Bond Fund  Municipal Income Fund Municipal Bond Fund
                                                               Target Fund          Target Fund          Target Fund
                                                          --------------------- --------------------- -------------------
                                                 % of Net
                                                  Assets   Par ($)   Value ($)   Par ($)   Value ($)  Par ($)  Value ($)
                                                 -------- ---------- ---------- ---------  ---------  -------  ---------
Lenexa Kansas, Public Improvement Revenue
 Refunding Series 2003 A 5.000% 09/01/12........                  --         -- 1,000,000  1,118,950    --        --
Lewisville Texas, Independent School District,
 GO, Series1997 6.750% 08/15/08 Insured:
 PSF............................................           1,000,000  1,151,950        --         --    --        --
Ligonier Valley Pennsylvania School District,
 GO, Refunding, Ser 1998 5.000% 03/01/13
 Insured: FSA...................................           1,350,000  1,453,694        --         --    --        --
Linn County Oregon, Community School District
 No. 9 Lebanon, GO 5.250%, 06/15/17 Insured:
 MBIA...........................................                  --         --        --         --    --        --
London City, Ohio, School District, School
 Facilities Construction & Improvement, GO
 5.500%, 12/01/15 Insured: FGIC.................                  --         --        --         --    --        --
Los Angeles California Public Improvement, GO,
 Series 2003A 5.000% 09/01/12 Insured:
 MBIA...........................................           9,035,000 10,116,399        --         --    --        --
Los Angeles California, Unified School District,
 Series 1998B 5.000% 07/01/18 Insured:
 FGIC...........................................          10,000,000 10,816,100        --         --    --        --
Los Angeles County California, Metro Trans
 Authority Sales Tax Revenue, Series 2003A
 5.0% 07/01/2018 Insured: FSA...................           7,700,000  8,353,114        --         --    --        --
Manchester New Hampshire School Facilities
 Revenue Refunding Series 2004 Insured:
 MBIA
  5.500% 06/01/18...............................           4,215,000  4,950,265        --         --    --        --
  5.500% 06/01/19...............................           4,450,000  5,230,842        --         --    --        --
Maricopa County Arizona Unified High School
 District No 210, GO Series 2003 5.000%
 07/01/15 Insured: MBIA.........................           6,300,000  7,075,530        --         --    --        --
Maricopa County Arizona, Unified School
 District No. 097 Deer Valley, Series A, GO
 6.250%, 07/01/06 Insured: MBIA.................                  --         --        --         --    --        --
Maricopa County Arizona, Unified School
 District No. 69 Paradise Valley 6.350%,
 07/01/10 Insured: MBIA.........................                  --         --        --         --    --        --
Marion City, Ohio, School District, School
 Facilities Construction & Improvement, GO
 6.500%, 12/01/14 Insured: FSA..................                  --         --        --         --    --        --

                                                 Columbia Pennsylvania Columbia Intermediate Columbia Intermediate
                                                 Intermediate Tax-         Tax-Exempt             Tax-Exempt
                                                 Exempt Bond Fund           Bond Fund           Bond Fund Pro-
                                                    Target Fund          Acquiring Fund         Forma Combined
                                                 --------------------- --------------------- ---------------------

                                                 Par ($)   Value ($)    Par ($)   Value ($)   Par ($)   Value ($)
                                                 -------   ---------   ---------  ---------  ---------- ----------
Lenexa Kansas, Public Improvement Revenue
 Refunding Series 2003 A 5.000% 09/01/12........   --         --              --         --   1,000,000  1,118,950
Lewisville Texas, Independent School District,
 GO, Series1997 6.750% 08/15/08 Insured:
 PSF............................................   --         --              --         --   1,000,000  1,151,950
Ligonier Valley Pennsylvania School District,
 GO, Refunding, Ser 1998 5.000% 03/01/13
 Insured: FSA...................................   --         --              --         --   1,350,000  1,453,694
Linn County Oregon, Community School District
 No. 9 Lebanon, GO 5.250%, 06/15/17 Insured:
 MBIA...........................................   --         --       1,120,000  1,237,790   1,120,000  1,237,790
London City, Ohio, School District, School
 Facilities Construction & Improvement, GO
 5.500%, 12/01/15 Insured: FGIC.................   --         --         375,000    424,226     375,000    424,226
Los Angeles California Public Improvement, GO,
 Series 2003A 5.000% 09/01/12 Insured:
 MBIA...........................................   --         --              --         --   9,035,000 10,116,399
Los Angeles California, Unified School District,
 Series 1998B 5.000% 07/01/18 Insured:
 FGIC...........................................   --         --              --         --  10,000,000 10,816,100
Los Angeles County California, Metro Trans
 Authority Sales Tax Revenue, Series 2003A
 5.0% 07/01/2018 Insured: FSA...................   --         --              --         --   7,700,000  8,353,114
Manchester New Hampshire School Facilities
 Revenue Refunding Series 2004 Insured:
 MBIA
  5.500% 06/01/18...............................   --         --              --         --   4,215,000  4,950,265
  5.500% 06/01/19...............................   --         --              --         --   4,450,000  5,230,842
Maricopa County Arizona Unified High School
 District No 210, GO Series 2003 5.000%
 07/01/15 Insured: MBIA.........................   --         --              --         --   6,300,000  7,075,530
Maricopa County Arizona, Unified School
 District No. 097 Deer Valley, Series A, GO
 6.250%, 07/01/06 Insured: MBIA.................   --         --       1,750,000  1,873,148   1,750,000  1,873,148
Maricopa County Arizona, Unified School
 District No. 69 Paradise Valley 6.350%,
 07/01/10 Insured: MBIA.........................   --         --         500,000    588,625     500,000    588,625
Marion City, Ohio, School District, School
 Facilities Construction & Improvement, GO
 6.500%, 12/01/14 Insured: FSA..................   --         --         500,000    624,190     500,000    624,190

                                                                                                   Nations Tennessee
                                                      Nations Intermediate    Nations Kansas         Intermediate
                                                       Municipal Bond Fund  Municipal Income Fund Municipal Bond Fund
                                                           Target Fund          Target Fund           Target Fund
                                                      --------------------- --------------------- -------------------
                                             % of Net
                                              Assets   Par ($)   Value ($)   Par ($)   Value ($)   Par ($)  Value ($)
                                             -------- ---------- ---------- ---------  ---------  --------- ---------
Memphis Tennessee GO, Series 2000 5.000%
 04/01/17...................................                  --         --        --         --  2,500,000 2,688,225
Metropolitan Government, Nashville and
 Davidson County Tennessee GO,
 Refunding, Series 1993 5.250%
 05/15/07...................................                  --         --        --         --  1,000,000 1,078,440
Metropolitan Government, Nashville and
 Davidson County Tennessee GO,
 Refunding, Series 2001A 5.250%
 10/15/07...................................           7,470,000  8,126,538        --         --         --        --
Milwaukee County Wisconsin, GO, Series
 2001A
  5.000% 10/01/12...........................           2,500,000  2,756,975        --         --         --        --
  5.000% 10/01/13...........................           2,500,000  2,751,600        --         --         --        --
Milwaukee Wisconsin, GO, Refunding,
 Series 2002A 5.250% 09/01/15 Insured:
 FSA........................................          10,385,000 11,890,929        --         --         --        --
Mohave County Arizona Elementary School
 District No 016 Mohave Valley, GO,
 Series 1997 6.900% 07/01/07 Insured:
 MBIA.......................................             910,000  1,021,275        --         --         --        --
Montgomery County Tennessee GO,
 Refunding Series 2004 5.000% 05/01/14
 Insured: FGIC..............................                  --         --        --         --  1,250,000 1,403,400
Montgomery County Kansas, Unified School
 District Number 445, Series 2002 6.250%
 04/01/12 Insured: FGIC.....................                  --         -- 1,065,000  1,273,399         --        --
Natomas, California, Unified School District
 Series 1999, GO 5.850%, 03/01/15
 Insured: MBIA..............................                  --         --        --         --         --        --
New York, New York, GO Insured: MBIA
  6.250% 04/15/07, Series 1997..............           3,500,000  3,848,705        --         --         --        --
  8.000% 08/01/06, Series 1997L.............           1,700,000  1,873,366        --         --         --        --
New York City, New York, Series A 7.000%,
 08/01/06...................................                  --         --        --         --         --        --
New York City, New York, Series A, GO
 6.250%, 08/01/09...........................                  --         --        --         --         --        --
New York City, New York, Series D, GO
 5.625%, 06/01/14...........................                  --         --        --         --         --        --
New York City, New York, Series E, GO
 5.625%, 08/01/15 Insured: MBIA.............                  --         --        --         --         --        --

                                             Columbia Pennsylvania Columbia Intermediate Columbia Intermediate
                                             Intermediate Tax-         Tax-Exempt             Tax-Exempt
                                             Exempt Bond Fund           Bond Fund           Bond Fund Pro-
                                                Target Fund          Acquiring Fund         Forma Combined
                                             --------------------- --------------------- ---------------------

                                             Par ($)   Value ($)    Par ($)   Value ($)   Par ($)   Value ($)
                                             -------   ---------   ---------  ---------  ---------- ----------
Memphis Tennessee GO, Series 2000 5.000%
 04/01/17...................................   --         --              --         --   2,500,000  2,688,225
Metropolitan Government, Nashville and
 Davidson County Tennessee GO,
 Refunding, Series 1993 5.250%
 05/15/07...................................   --         --              --         --   1,000,000  1,078,440
Metropolitan Government, Nashville and
 Davidson County Tennessee GO,
 Refunding, Series 2001A 5.250%
 10/15/07...................................   --         --              --         --   7,470,000  8,126,538
Milwaukee County Wisconsin, GO, Series
 2001A
  5.000% 10/01/12...........................   --         --              --         --   2,500,000  2,756,975
  5.000% 10/01/13...........................   --         --              --         --   2,500,000  2,751,600
Milwaukee Wisconsin, GO, Refunding,
 Series 2002A 5.250% 09/01/15 Insured:
 FSA........................................   --         --              --         --  10,385,000 11,890,929
Mohave County Arizona Elementary School
 District No 016 Mohave Valley, GO,
 Series 1997 6.900% 07/01/07 Insured:
 MBIA.......................................   --         --              --         --     910,000  1,021,275
Montgomery County Tennessee GO,
 Refunding Series 2004 5.000% 05/01/14
 Insured: FGIC..............................   --         --              --         --   1,250,000  1,403,400
Montgomery County Kansas, Unified School
 District Number 445, Series 2002 6.250%
 04/01/12 Insured: FGIC.....................   --         --              --         --   1,065,000  1,273,399
Natomas, California, Unified School District
 Series 1999, GO 5.850%, 03/01/15
 Insured: MBIA..............................   --         --         250,000    298,332     250,000    298,332
New York, New York, GO Insured: MBIA
  6.250% 04/15/07, Series 1997..............   --         --              --         --   3,500,000  3,848,705
  8.000% 08/01/06, Series 1997L.............   --         --              --         --   1,700,000  1,873,366
New York City, New York, Series A 7.000%,
 08/01/06...................................   --         --         850,000    920,150     850,000    920,150
New York City, New York, Series A, GO
 6.250%, 08/01/09...........................   --         --       2,930,000  3,160,943   2,930,000  3,160,943
New York City, New York, Series D, GO
 5.625%, 06/01/14...........................   --         --       2,500,000  2,804,550   2,500,000  2,804,550
New York City, New York, Series E, GO
 5.625%, 08/01/15 Insured: MBIA.............   --         --       1,000,000  1,133,740   1,000,000  1,133,740

                                                                                                       Nations Tennessee
                                                           Nations Intermediate   Nations Kansas         Intermediate
                                                           Municipal Bond Fund  Municipal Income Fund Municipal Bond Fund
                                                               Target Fund          Target Fund           Target Fund
                                                           -------------------  --------------------- -------------------
                                                  % of Net
                                                   Assets   Par ($)   Value ($)  Par ($)   Value ($)   Par ($)  Value ($)
                                                  -------- ---------  --------- ---------  ---------  --------- ---------
New York City, New York, Series F, GO 5.750%,
 02/01/10........................................                 --         --        --         --         --        --
New York City, New York, Series G, GO 5.625%,
 08/01/13 Insured: MBIA..........................                 --         --        --         --         --        --
New York City, New York, Series G, GO 5.750%,
 08/01/18........................................                 --         --        --         --         --        --
New York City, Series I, GO 6.000%, 04/15/09.....                 --         --        --         --         --        --
North Slope Alaska Borough Capital Appreciation
 GO, Series B(d) 06/30/09 Insured: MBIA..........                 --         -- 2,000,000  1,733,197         --        --
Orleans, Louisiana, Levee District Trust Receipts
 Series A 5.950%, 11/01/07 Insured: FSA..........                 --         --        --         --         --        --
Overton County Tennessee GO 5.000% 04/01/16
 Insured: MBIA...................................                 --         --        --         --  1,000,000 1,111,670
Plano Texas Independent School District, GO,
 Refunding, Series 2001 5.000% 02/15/09
 Insured: PSF....................................          4,000,000  4,386,680        --         --         --        --
Reno County Kansas, Unified School District No
 313, GO, Series 1996 B Insured: FSA
  5.900% 09/01/08................................                 --         --   860,000    968,446         --        --
  5.900% 09/01/09................................                 --         --   925,000  1,058,477         --        --
  5.900% 09/01/10................................                 --         --   995,000  1,151,394         --        --
Richardson Texas, GO, Refunding, Series 1998
 5.250% 02/15/07.................................          2,110,000  2,259,029        --         --         --        --
Richmond, Virginia, GO 5.125%, 01/15/07
 Insured: FSA....................................                 --         --        --         --         --        --
Richmond, Virginia, Series A, GO 5.250%,
 07/15/12 Insured: FSA...........................                 --         --        --         --         --        --
Rutherford County Tennessee 6.000% 04/01/06......                 --         --        --         --  1,645,000 1,739,160
Saline County Kansas, Unified Scool District No
 305 Salina GO, Refunding, Series 1999 5.250%
 09/01/13 Insured: FSA...........................                 --         -- 1,010,000  1,105,990         --        --
San Antonio, Texas, ISD, Series B, GO(d) 8/15/11
 Insured: PSF-GTD................................                 --         --        --         --         --        --
San Antonio Texas, GO, Refunding, Series 2001
 5.000% 08/01/10.................................          7,855,000  8,680,325        --         --         --        --
San Benito Texas Consolodated Independent
 School, GO, Refunding Series 1996 5.000%
 08/01/07 Insured: PSF...........................          1,060,000  1,111,421        --         --         --        --

                                                  Columbia Pennsylvania Columbia Intermediate Columbia Intermediate
                                                  Intermediate Tax-         Tax-Exempt            Tax-Exempt
                                                  Exempt Bond Fund           Bond Fund          Bond Fund Pro-
                                                     Target Fund          Acquiring Fund        Forma Combined
                                                  --------------------- --------------------- ---------------------

                                                  Par ($)   Value ($)    Par ($)   Value ($)   Par ($)   Value ($)
                                                  -------   ---------   ---------  ---------  ---------  ---------
New York City, New York, Series F, GO 5.750%,
 02/01/10........................................   --         --           5,000      5,278      5,000      5,278
New York City, New York, Series G, GO 5.625%,
 08/01/13 Insured: MBIA..........................   --         --       2,500,000  2,869,475  2,500,000  2,869,475
New York City, New York, Series G, GO 5.750%,
 08/01/18........................................   --         --       1,000,000  1,114,930  1,000,000  1,114,930
New York City, Series I, GO 6.000%, 04/15/09.....   --         --         720,000    784,454    720,000    784,454
North Slope Alaska Borough Capital Appreciation
 GO, Series B(d) 06/30/09 Insured: MBIA..........   --         --              --         --  2,000,000  1,733,197
Orleans, Louisiana, Levee District Trust Receipts
 Series A 5.950%, 11/01/07 Insured: FSA..........   --         --       2,200,000  2,358,422  2,200,000  2,358,422
Overton County Tennessee GO 5.000% 04/01/16
 Insured: MBIA...................................   --         --              --         --  1,000,000  1,111,670
Plano Texas Independent School District, GO,
 Refunding, Series 2001 5.000% 02/15/09
 Insured: PSF....................................   --         --              --         --  4,000,000  4,386,680
Reno County Kansas, Unified School District No
 313, GO, Series 1996 B Insured: FSA
  5.900% 09/01/08................................   --         --              --         --    860,000    968,446
  5.900% 09/01/09................................   --         --              --         --    925,000  1,058,477
  5.900% 09/01/10................................   --         --              --         --    995,000  1,151,394
Richardson Texas, GO, Refunding, Series 1998
 5.250% 02/15/07.................................   --         --              --         --  2,110,000  2,259,029
Richmond, Virginia, GO 5.125%, 01/15/07
 Insured: FSA....................................   --         --       3,000,000  3,204,000  3,000,000  3,204,000
Richmond, Virginia, Series A, GO 5.250%,
 07/15/12 Insured: FSA...........................   --         --       1,000,000  1,139,490  1,000,000  1,139,490
Rutherford County Tennessee 6.000% 04/01/06......   --         --              --         --  1,645,000  1,739,160
Saline County Kansas, Unified Scool District No
 305 Salina GO, Refunding, Series 1999 5.250%
 09/01/13 Insured: FSA...........................   --         --              --         --  1,010,000  1,105,990
San Antonio, Texas, ISD, Series B, GO(d) 8/15/11
 Insured: PSF-GTD................................   --         --       3,500,000  2,735,565  3,500,000  2,735,565
San Antonio Texas, GO, Refunding, Series 2001
 5.000% 08/01/10.................................   --         --              --         --  7,855,000  8,680,325
San Benito Texas Consolodated Independent
 School, GO, Refunding Series 1996 5.000%
 08/01/07 Insured: PSF...........................   --         --              --         --  1,060,000  1,111,421

                                                                                                  Nations Tennessee
                                                     Nations Intermediate    Nations Kansas         Intermediate
                                                      Municipal Bond Fund  Municipal Income Fund Municipal Bond Fund
                                                          Target Fund          Target Fund           Target Fund
                                                     --------------------- --------------------- -------------------
                                            % of Net
                                             Assets   Par ($)   Value ($)   Par ($)   Value ($)   Par ($)  Value ($)
                                            -------- ---------- ---------- ---------  ---------  --------- ---------
San Francisco California, GO, Refunding,
 Series 2002 5.000% 06/15/11...............          14,750,000 16,430,025        --         --         --        --
Saucon Valley Pennsylvania School District,
 GO, Series 1998 5.150% 10/15/13 Insured:
 AMBAC.....................................             905,000    982,034        --         --         --        --
Saucon Valley Pennsylvania School District,
 Unrefunded Balance Series 1998 5.200%
 10/15/14 Insured: AMBAC...................             950,000  1,032,688        --         --         --        --
Scranton Pennsylvania School District, GO,
 Unrefunded Balance Series 1998 4.750%
 04/01/08 Insured: AMBAC...................             235,000    253,920        --         --         --        --
Scranton Pennsylvania School District, GO,
 Unrefunded Balance Series 1998 5.200%
 04/01/11 Insured: AMBAC...................             595,000    646,390        --         --         --        --
Seattle, Washington, Series A, GO 5.500%,
 03/01/11..................................                  --         --        --         --         --        --
Sedgwick County Kansas, Unified School
 District Number 259 Wichita 5.000%
 09/01/15 Insured: MBIA....................                  --         -- 1,000,000  1,122,770         --        --
Sedgwick County Kansas, Unified School
 District Number 262, Series 2003, GO
 5.000% 11/01/09 Insured: FSIA.............                  --         --   500,000    553,085         --        --
Sedgwick County Kansas, Unified School
 District Number 264, Clearwater, Series
 2003, GO Insured: FGIC
  5.125% 09/01/09..........................                  --         --   495,000    549,470         --        --
  5.125% 09/01/10..........................                  --         --   550,000    614,432         --        --
Sedgwick County Kansas, Unified School
 District Number 267, Series 1999, GO
 5.250% 11/01/11 Insured: AMBAC............                  --         -- 1,000,000  1,132,840         --        --
Shelby County Tennessee GO, Refunding
 Series 1996B 5.200% 12/01/09..............                  --         --        --         --  1,030,000 1,102,944
Shelby County Tennessee GO, Refunding
 Series 1999B 5.250% 04/01/11..............                  --         --        --         --  1,000,000 1,127,410
Shelby County Tennessee Public
 Improvement, GO, Refunding Series
 1999A 4.750% 05/01/21.....................                  --         --        --         --    400,000   408,944
Shelby County Tennessee Public
 Improvement, GO Series 1996A 5.625%
 06/01/06..................................                  --         --        --         --    500,000   528,845

                                            Columbia Pennsylvania Columbia Intermediate Columbia Intermediate
                                            Intermediate Tax-         Tax-Exempt             Tax-Exempt
                                            Exempt Bond Fund           Bond Fund           Bond Fund Pro-
                                               Target Fund          Acquiring Fund         Forma Combined
                                            --------------------- --------------------- ---------------------

                                            Par ($)   Value ($)    Par ($)   Value ($)   Par ($)   Value ($)
                                            -------   ---------   ---------  ---------  ---------- ----------
San Francisco California, GO, Refunding,
 Series 2002 5.000% 06/15/11...............   --         --              --         --  14,750,000 16,430,025
Saucon Valley Pennsylvania School District,
 GO, Series 1998 5.150% 10/15/13 Insured:
 AMBAC.....................................   --         --              --         --     905,000    982,034
Saucon Valley Pennsylvania School District,
 Unrefunded Balance Series 1998 5.200%
 10/15/14 Insured: AMBAC...................   --         --              --         --     950,000  1,032,688
Scranton Pennsylvania School District, GO,
 Unrefunded Balance Series 1998 4.750%
 04/01/08 Insured: AMBAC...................   --         --              --         --     235,000    253,920
Scranton Pennsylvania School District, GO,
 Unrefunded Balance Series 1998 5.200%
 04/01/11 Insured: AMBAC...................   --         --              --         --     595,000    646,390
Seattle, Washington, Series A, GO 5.500%,
 03/01/11..................................   --         --       1,370,000  1,560,718   1,370,000  1,560,718
Sedgwick County Kansas, Unified School
 District Number 259 Wichita 5.000%
 09/01/15 Insured: MBIA....................   --         --              --         --   1,000,000  1,122,770
Sedgwick County Kansas, Unified School
 District Number 262, Series 2003, GO
 5.000% 11/01/09 Insured: FSIA.............   --         --              --         --     500,000    553,085
Sedgwick County Kansas, Unified School
 District Number 264, Clearwater, Series
 2003, GO Insured: FGIC
  5.125% 09/01/09..........................   --         --              --         --     495,000    549,470
  5.125% 09/01/10..........................   --         --              --         --     550,000    614,432
Sedgwick County Kansas, Unified School
 District Number 267, Series 1999, GO
 5.250% 11/01/11 Insured: AMBAC............   --         --              --         --   1,000,000  1,132,840
Shelby County Tennessee GO, Refunding
 Series 1996B 5.200% 12/01/09..............   --         --              --         --   1,030,000  1,102,944
Shelby County Tennessee GO, Refunding
 Series 1999B 5.250% 04/01/11..............   --         --              --         --   1,000,000  1,127,410
Shelby County Tennessee Public
 Improvement, GO, Refunding Series
 1999A 4.750% 05/01/21.....................   --         --              --         --     400,000    408,944
Shelby County Tennessee Public
 Improvement, GO Series 1996A 5.625%
 06/01/06..................................   --         --              --         --     500,000    528,845

                                                                                                         Nations Tennessee
                                                              Nations Intermediate   Nations Kansas        Intermediate
                                                              Municipal Bond Fund  Municipal Income Fund Municipal Bond Fund
                                                                  Target Fund          Target Fund          Target Fund
                                                              -------------------  --------------------- -------------------
                                                     % of Net
                                                      Assets   Par ($)   Value ($)  Par ($)   Value ($)  Par ($)  Value ($)
                                                     -------- ---------  --------- ---------  ---------  -------  ---------
Shelby County Tennessee, Go, Refunding, Series
 1997B 5.500% 08/01/08..............................          6,450,000  7,164,466        --         --    --        --
Shawnee County Kansas, GO, Refunding and
 Improvement Series 1998 A 5.125% 09/01/10..........                 --         -- 1,320,000  1,466,401    --        --
Shawnee County Kansas, GO, Refunding and
 Improvement Series 2002 5.250% 09/01/17 Insured:
 FSA................................................                 --         -- 1,660,000  1,854,270    --        --
Shawnee County Kansas, Unified School District No
 501 Topeka, Series 2002, GO 5.000% 02/01/14........                 --         -- 1,000,000  1,101,590    --        --
Shawnee County, Kansas, School District, No. 437
 Auburn-Washburn 5.500%, 09/01/13 Insured:
 FSA................................................                 --         --        --         --    --        --
Skagit County Washington Conservative School
 District No. 320, GO Prerefunded 12/01/04 @ 100,
 Series 1994 6.850% 12/01/10........................          1,500,000  1,506,735        --         --    --        --
Snohomish County Washington School District No.
 002 Everett, GO Series 1998A 5.500% 12/01/11
 Insured: MBIA......................................          8,000,000  9,168,320        --         --    --        --
Spokane County Washington School District No 354
 Mead, GO Series 1998
  5.000% 12/01/09, Insures FGIC.....................          1,975,000  2,182,257        --         --    --        --
  5.500% 12/01/10...................................          7,800,000  8,881,314        --         --    --        --
  5.250% 12/01/11...................................          1,600,000  1,808,464        --         --    --        --
Spring Branch, Texas, ISD, GO 5.375%, 02/01/18
 Insured: PSF-GTD...................................                 --         --        --         --    --        --
Strongsville, Ohio, GO 6.000%, 12/01/06.............                 --         --        --         --    --        --
Tempe, Arizona, High School District No. 213, GO
 7.000%, 07/01/08 Insured: FGIC.....................                 --         --        --         --    --        --
Tucson Arizona, GO, Refunding, Series 1998
  5.500% 07/01/18...................................          4,760,000  5,568,153        --         --    --        --
Tunkhannock Pennsylvaniaa Area School District,
 GO, Series 1998 Insured: AMBAC
  5.100% 07/15/12...................................          1,175,000  1,267,672        --         --    --        --
  5.150% 07/15/14...................................          1,245,000  1,345,584        --         --    --        --
Tyrone Pennsylvania Area School District, GO, Series
 1998 5.000% 09/15/13 Insured: MBIA.................          1,845,000  2,000,183        --         --    --        --
Union City, California, Elementary School District
 Capital Appreciation Series A, GO(d) 09/01/20
 Insured: FGIC......................................                 --         --        --         --    --        --
Van Dyke Michigan Pubic Schools, GO, Refunding,
 Series 1996 5.100% 05/01/09 Insured: FGIC..........          1,000,000  1,053,650        --         --    --        --

                                                     Columbia Pennsylvania Columbia Intermediate Columbia Intermediate
                                                     Intermediate Tax-         Tax-Exempt            Tax-Exempt
                                                     Exempt Bond Fund           Bond Fund          Bond Fund Pro-
                                                        Target Fund          Acquiring Fund        Forma Combined
                                                     --------------------- --------------------- ---------------------

                                                     Par ($)   Value ($)    Par ($)   Value ($)   Par ($)   Value ($)
                                                     -------   ---------   ---------  ---------  ---------  ---------
Shelby County Tennessee, Go, Refunding, Series
 1997B 5.500% 08/01/08..............................   --         --              --         --  6,450,000  7,164,466
Shawnee County Kansas, GO, Refunding and
 Improvement Series 1998 A 5.125% 09/01/10..........   --         --              --         --  1,320,000  1,466,401
Shawnee County Kansas, GO, Refunding and
 Improvement Series 2002 5.250% 09/01/17 Insured:
 FSA................................................   --         --              --         --  1,660,000  1,854,270
Shawnee County Kansas, Unified School District No
 501 Topeka, Series 2002, GO 5.000% 02/01/14........   --         --              --         --  1,000,000  1,101,590
Shawnee County, Kansas, School District, No. 437
 Auburn-Washburn 5.500%, 09/01/13 Insured:
 FSA................................................   --         --       1,555,000  1,771,005  1,555,000  1,771,005
Skagit County Washington Conservative School
 District No. 320, GO Prerefunded 12/01/04 @ 100,
 Series 1994 6.850% 12/01/10........................   --         --              --         --  1,500,000  1,506,735
Snohomish County Washington School District No.
 002 Everett, GO Series 1998A 5.500% 12/01/11
 Insured: MBIA......................................   --         --              --         --  8,000,000  9,168,320
Spokane County Washington School District No 354
 Mead, GO Series 1998
  5.000% 12/01/09, Insures FGIC.....................   --         --              --         --  1,975,000  2,182,257
  5.500% 12/01/10...................................   --         --              --         --  7,800,000  8,881,314
  5.250% 12/01/11...................................   --         --              --         --  1,600,000  1,808,464
Spring Branch, Texas, ISD, GO 5.375%, 02/01/18
 Insured: PSF-GTD...................................   --         --       2,785,000  3,075,949  2,785,000  3,075,949
Strongsville, Ohio, GO 6.000%, 12/01/06.............   --         --         500,000    521,960    500,000    521,960
Tempe, Arizona, High School District No. 213, GO
 7.000%, 07/01/08 Insured: FGIC.....................   --         --         500,000    579,025    500,000    579,025
Tucson Arizona, GO, Refunding, Series 1998
  5.500% 07/01/18...................................   --         --              --         --  4,760,000  5,568,153
Tunkhannock Pennsylvaniaa Area School District,
 GO, Series 1998 Insured: AMBAC
  5.100% 07/15/12...................................   --         --              --         --  1,175,000  1,267,672
  5.150% 07/15/14...................................   --         --              --         --  1,245,000  1,345,584
Tyrone Pennsylvania Area School District, GO, Series
 1998 5.000% 09/15/13 Insured: MBIA.................   --         --              --         --  1,845,000  2,000,183
Union City, California, Elementary School District
 Capital Appreciation Series A, GO(d) 09/01/20
 Insured: FGIC......................................   --         --       1,000,000    477,190  1,000,000    477,190
Van Dyke Michigan Pubic Schools, GO, Refunding,
 Series 1996 5.100% 05/01/09 Insured: FGIC..........   --         --              --         --  1,000,000  1,053,650

                                                                                                         Nations Tennessee
                                                              Nations Intermediate  Nations Kansas         Intermediate
                                                              Municipal Bond Fund  Municipal Income Fund Municipal Bond Fund
                                                                  Target Fund         Target Fund           Target Fund
                                                              -------------------  --------------------- -------------------
                                                     % of Net
                                                      Assets   Par ($)   Value ($) Par ($)   Value ($)   Par ($)  Value ($)
                                                     -------- ---------  --------- -------   ---------   -------  ---------
Virginia Beach, Virginia Public Improvement, Series
 B, GO 5.000%, 05/01/16.............................                 --         --   --         --         --        --
Washington County Oregon, GO 5.250%,
 06/01/07...........................................                 --         --   --         --         --        --
Washington State, GO, Refunding, Series 1997R-98A
 5.000% 07/01/15....................................          6,645,000  7,041,507   --         --         --        --
West Fargo, North Dakota, Public School District No.
 006 GO 5.250%, 05/01/17 Insured: FGIC..............                 --         --   --         --         --        --
Washoe County Nevada, Reno/Sparks Convention
 Project, Go, Refunding Series 1995 5.375%
 07/01/08 Insured: MBIA.............................          1,350,000  1,394,294   --         --         --        --
West University Place Texas, Go, Refunding, Series
 1998 5.1 2/1/2012 Insured: FSA.....................          1,900,000  2,048,200   --         --         --        --
Westfield Indiana Housing Building Corp. Revenue
 Refunding Sereis 1998
  5.100% 01/05/12, Insured AMBAC....................          1,085,000  1,180,100   --         --         --        --
  5.100% 07/05/12...................................          1,185,000  1,288,865   --         --         --        --
  5.250% 01/05/14, Insured AMBAC....................          1,745,000  1,907,477   --         --         --        --
Westmoreland County Pennsylvania, Capital
 Appreciation, GO (d) 12/01/18 Insured: FGIC........                 --         --   --         --         --        --
Winneconne Wisconsin Community School District,
 Go, Rrefunding Series 1998 Insured: FSA
  4.900% 04/01/10...................................          1,000,000  1,065,030   --         --         --        --
  5.000% 04/01/11...................................          1,050,000  1,131,984   --         --         --        --
  5.000% 04/01/12...................................          1,100,000  1,185,888   --         --         --        --
Wyandotte County Kansas, School District, No. 204,
 Bonner Springs Series A 6.375%, 09/01/11
 Insured: FSA.......................................                 --         --   --         --         --        --
Allegheny County, Series C-49, GO 5.000%,
 04/01/08 Insured: MBIA.............................                 --         --   --         --         --        --
Central York School District, GO 5.000%, 06/01/10
 Insured: FGIC......................................                 --         --   --         --         --        --
Chambersburg Area School District, GO 5.000%,
 06/15/12 Insured: FSA..............................                 --         --   --         --         --        --
Chester County, GO 5.000%, 06/15/15.................                 --         --   --         --         --        --
Delaware County, GO 5.125%, 10/01/16................                 --         --   --         --         --        --
Ephrata Area School District, Series A, GO 5.000%,
 04/15/14 Insured: FGIC.............................                 --         --   --         --         --        --
North Allegheny School District 5.500%, 11/01/08
 Insured: FGIC......................................                 --         --   --         --         --        --
Northampton County, GO 5.000%, 08/15/16.............                 --         --   --         --         --        --

                                                     Columbia Pennsylvania Columbia Intermediate Columbia Intermediate
                                                      Intermediate Tax-        Tax-Exempt            Tax-Exempt
                                                      Exempt Bond Fund          Bond Fund          Bond Fund Pro-
                                                         Target Fund         Acquiring Fund        Forma Combined
                                                     --------------------- --------------------- ---------------------

                                                      Par ($)   Value ($)   Par ($)   Value ($)   Par ($)   Value ($)
                                                     ---------  ---------  ---------  ---------  ---------  ---------
Virginia Beach, Virginia Public Improvement, Series
 B, GO 5.000%, 05/01/16.............................        --         --  4,000,000  4,499,640  4,000,000  4,499,640
Washington County Oregon, GO 5.250%,
 06/01/07...........................................        --         --    825,000    891,066    825,000    891,066
Washington State, GO, Refunding, Series 1997R-98A
 5.000% 07/01/15....................................        --         --         --         --  6,645,000  7,041,507
West Fargo, North Dakota, Public School District No.
 006 GO 5.250%, 05/01/17 Insured: FGIC..............        --         --  3,600,000  3,972,528  3,600,000  3,972,528
Washoe County Nevada, Reno/Sparks Convention
 Project, Go, Refunding Series 1995 5.375%
 07/01/08 Insured: MBIA.............................        --         --         --         --  1,350,000  1,394,294
West University Place Texas, Go, Refunding, Series
 1998 5.1 2/1/2012 Insured: FSA.....................        --         --         --         --  1,900,000  2,048,200
Westfield Indiana Housing Building Corp. Revenue
 Refunding Sereis 1998
  5.100% 01/05/12, Insured AMBAC....................        --         --         --         --  1,085,000  1,180,100
  5.100% 07/05/12...................................        --         --         --         --  1,185,000  1,288,865
  5.250% 01/05/14, Insured AMBAC....................        --         --         --         --  1,745,000  1,907,477
Westmoreland County Pennsylvania, Capital
 Appreciation, GO (d) 12/01/18 Insured: FGIC........        --         --  1,000,000    536,640  1,000,000    536,640
Winneconne Wisconsin Community School District,
 Go, Rrefunding Series 1998 Insured: FSA
  4.900% 04/01/10...................................        --         --         --         --  1,000,000  1,065,030
  5.000% 04/01/11...................................        --         --         --         --  1,050,000  1,131,984
  5.000% 04/01/12...................................        --         --         --         --  1,100,000  1,185,888
Wyandotte County Kansas, School District, No. 204,
 Bonner Springs Series A 6.375%, 09/01/11
 Insured: FSA.......................................        --         --    500,000    598,080    500,000    598,080
Allegheny County, Series C-49, GO 5.000%,
 04/01/08 Insured: MBIA.............................   500,000    544,350         --         --    500,000    544,350
Central York School District, GO 5.000%, 06/01/10
 Insured: FGIC......................................   500,000    554,075         --         --    500,000    554,075
Chambersburg Area School District, GO 5.000%,
 06/15/12 Insured: FSA..............................   300,000    331,161         --         --    300,000    331,161
Chester County, GO 5.000%, 06/15/15.................   500,000    535,005         --         --    500,000    535,005
Delaware County, GO 5.125%, 10/01/16................   500,000    543,735         --         --    500,000    543,735
Ephrata Area School District, Series A, GO 5.000%,
 04/15/14 Insured: FGIC.............................   750,000    825,337         --         --    750,000    825,337
North Allegheny School District 5.500%, 11/01/08
 Insured: FGIC...................................... 1,000,000  1,115,810         --         --  1,000,000  1,115,810
Northampton County, GO 5.000%, 08/15/16............. 1,000,000  1,080,300         --         --  1,000,000  1,080,300

                                                                                                  Nations Tennessee
                                                      Nations Intermediate    Nations Kansas         Intermediate
                                                       Municipal Bond Fund  Municipal Income Fund Municipal Bond Fund
                                                           Target Fund         Target Fund           Target Fund
                                                      --------------------- --------------------- ------------------
                                             % of Net
                                              Assets   Par ($)   Value ($)  Par ($)   Value ($)   Par ($)  Value ($)
                                             -------- --------- ----------- -------   ----------  -------  ----------
Norwin School District, Series B, GO 5.000%,
 04/01/13 Insured: MBIA.....................                 --          --   --              --    --             --
Oxford Area School District, Series A, GO
 5.250%, 02/15/11 Insured: FGIC.............                 --          --   --              --    --             --
Philadelphia School District, Series 2004 D,
 GO 5.000%, 06/01/15 Insured: FGIC..........                 --          --   --              --    --             --
Philadelphia, Series A, GO 5.250%, 02/15/15
 Insured: XL Capital Assurance..............                 --          --   --              --    --             --
Pittsburgh School District, GO 5.500%,
 09/01/12 Insured: FSA......................                 --          --   --              --    --             --
Upper Saint Clair Township School District,
 GO 5.375%, 07/15/13 Insured: FSA...........                 --          --   --              --    --             --
Warwick School District Lancaster County, GO
 5.250%, 02/15/12 Insured: FGIC.............                 --          --   --              --    --             --
                                                                -----------           ----------           ----------
   Local General Obligations Total..........                    360,231,789           21,581,724           22,664,015
                                                                -----------           ----------           ----------
Special Non-Property Tax                       6.4%
Atlanta, Georgia, Metropolitan Rapid
 Transportation Authority Sales Tax Revenue,
 Series A 6.250%, 07/01/10 Insured:
 MBIA.......................................                 --          --   --              --    --             --
Bernalillo County New Mexico Gross Receipts
 Tax Revenue, Refunding Series 1998
 5.250% 04/01/27............................          3,000,000   3,315,090   --              --    --             --
California State Economic Recovery, GO,
 Series 2004A 4.500% 01/01/07...............          1,000,000   1,053,080   --              --    --             --
California State Economic Recovery Series A,
 GO 5.000%, 07/01/11 Insured: MBIA..........                 --          --   --              --    --             --
Colorado Department of Transportation, RAN
 5.500%, 06/15/14 Insured: MBIA.............                 --          --   --              --    --             --
Colorado Department of Transportation, RAN
 5.500%, 06/15/15 Insured: MBIA.............                 --          --   --              --    --             --
Connecticut State SP OB Revenue
 Transportation Infrastructure Series B
 5.375%, 10/01/12 Insured: FSA..............                 --          --   --              --    --             --
Denver Colorado City and County Excise Tax
 Revenue, Refunding Series 1999A 5.375%
 09/01/11 Insured: FSA......................          5,570,000   6,190,665   --              --    --             --
Dona Ana County New Mexico, Gross Receipt
 Tax Revenue 5.500%, 06/01/16 Insured:
 AMBAC......................................                 --          --   --              --    --             --

                                             Columbia Pennsylvania Columbia Intermediate Columbia Intermediate
                                              Intermediate Tax-         Tax-Exempt            Tax-Exempt
                                              Exempt Bond Fund          Bond Fund           Bond Fund Pro-
                                                 Target Fund          Acquiring Fund        Forma Combined
                                             --------------------- --------------------  ---------------------

                                              Par ($)   Value ($)   Par ($)   Value ($)   Par ($)   Value ($)
                                             ---------  ---------  ---------  ---------- --------- -----------
Norwin School District, Series B, GO 5.000%,
 04/01/13 Insured: MBIA.....................   575,000    627,480         --          --   575,000     627,480
Oxford Area School District, Series A, GO
 5.250%, 02/15/11 Insured: FGIC.............   500,000    563,155         --          --   500,000     563,155
Philadelphia School District, Series 2004 D,
 GO 5.000%, 06/01/15 Insured: FGIC..........   250,000    277,520         --          --   250,000     277,520
Philadelphia, Series A, GO 5.250%, 02/15/15
 Insured: XL Capital Assurance..............   315,000    348,396         --          --   315,000     348,396
Pittsburgh School District, GO 5.500%,
 09/01/12 Insured: FSA......................   500,000    572,920         --          --   500,000     572,920
Upper Saint Clair Township School District,
 GO 5.375%, 07/15/13 Insured: FSA........... 1,000,000  1,135,180         --          -- 1,000,000   1,135,180
Warwick School District Lancaster County, GO
 5.250%, 02/15/12 Insured: FGIC.............   750,000    840,473         --          --   750,000     840,473
                                                        ---------             ----------           -----------
   Local General Obligations Total..........            9,894,897             66,586,785           480,959,210
                                                        ---------             ----------           -----------
Special Non-Property Tax
Atlanta, Georgia, Metropolitan Rapid
 Transportation Authority Sales Tax Revenue,
 Series A 6.250%, 07/01/10 Insured:
 MBIA.......................................        --         --  1,000,000   1,171,720 1,000,000   1,171,720
Bernalillo County New Mexico Gross Receipts
 Tax Revenue, Refunding Series 1998
 5.250% 04/01/27............................        --         --         --          -- 3,000,000   3,315,090
California State Economic Recovery, GO,
 Series 2004A 4.500% 01/01/07...............        --         --         --          -- 1,000,000   1,053,080
California State Economic Recovery Series A,
 GO 5.000%, 07/01/11 Insured: MBIA..........        --         --  1,500,000   1,673,400 1,500,000   1,673,400
Colorado Department of Transportation, RAN
 5.500%, 06/15/14 Insured: MBIA.............        --         --  3,000,000   3,477,390 3,000,000   3,477,390
Colorado Department of Transportation, RAN
 5.500%, 06/15/15 Insured: MBIA.............        --         --  1,000,000   1,167,480 1,000,000   1,167,480
Connecticut State SP OB Revenue
 Transportation Infrastructure Series B
 5.375%, 10/01/12 Insured: FSA..............        --         --  1,000,000   1,135,590 1,000,000   1,135,590
Denver Colorado City and County Excise Tax
 Revenue, Refunding Series 1999A 5.375%
 09/01/11 Insured: FSA......................        --         --         --          -- 5,570,000   6,190,665
Dona Ana County New Mexico, Gross Receipt
 Tax Revenue 5.500%, 06/01/16 Insured:
 AMBAC......................................        --         --    750,000     877,815   750,000     877,815

                                                                                                       Nations Tennessee
                                                           Nations Intermediate    Nations Kansas        Intermediate
                                                            Municipal Bond Fund  Municipal Income Fund Municipal Bond Fund
                                                                Target Fund          Target Fund          Target Fund
                                                           --------------------- --------------------- -------------------
                                                  % of Net
                                                   Assets   Par ($)   Value ($)   Par ($)   Value ($)  Par ($)  Value ($)
                                                  -------- ---------- ---------- ---------  ---------  -------  ---------
Douglas County Kansas, Revenue Refunding,
 Sales Tax Series 2004-A 4.550% 08/01/05
 Insured: AMBAC..................................                  --         -- 1,045,000  1,066,579    --        --
Douglas County Kansas, Revenue Refunding,
 Sales Tax, Go Series 1999 5.000% 02/01/13
 Insured: AMBAC..................................                  --         -- 1,025,000  1,143,931    --        --
Florida State Department of Environmental
 Protection Preservation Revenue, Series A
 5.750%, 07/01/08 Insured: FGIC..................                  --         --        --         --    --        --
Hamilton County Indiana, Option Income Tax
 Revenue Series 1998 5.250% 07/10/12
 Insured: FSA....................................           1,575,000  1,722,042        --         --    --        --
Houston Texas, Hotel Occupancy Tax & Special
 Revenue Capital Appreciation, Series B(d)
 09/01/17 Insured: AMBAC.........................                  --         --        --         --    --        --
Illinois, Metropolitan Pier & Exposition
 Authority, Dedicated Tax Un-refunded
 7.250%, 06/15/05................................                  --         --        --         --    --        --
Illinois State Dedicated Tax Capital Appreciation
 Civic Center, Series B(d) 12/15/17 Insured:
 AMBAC...........................................                  --         --        --         --    --        --
Illinois State Sales Tax Revenue, Second Series
 5.500%, 06/15/15 Insured: FGIC..................                  --         --        --         --    --        --
Illinois State Sales Tax Revenue, First Series
 2002 5.250% 06/15/19............................          10,000,000 11,445,500        --         --    --        --
Jacksonville Florida Excise Tax Revenue
 Refunding, Series 2003C 5.250% 10/01/19
 Insured: FGIC...................................           1,750,000  1,911,368        --         --    --        --
Kansas State Department of Transportation
 Highway Revenue Refunding, Series 1998
 5.500% 09/01/10 Insured: AMBAC..................                  --         -- 1,000,000  1,137,140    --        --
Las Vegas Nevada Redevelopment Agency Tax
 Increment Revenue Fremont Street Project,
 Series 2003A 5.000% 06/15/13....................           3,685,000  3,899,909        --         --    --        --
Los Angeles County California Metropolitan
 Transportation Authority Sales Tax Revenue,
 Property A First Tier Senior, Series 2003A
 5.000% 07/01/17 Insured: FSA....................           6,280,000  6,856,253        --         --    --        --
Maryland State Transportation Department
 Revenue, Series 2002 5.500% 02/01/10............          10,925,000 12,368,192        --         --    --        --

                                                  Columbia Pennsylvania Columbia Intermediate Columbia Intermediate
                                                  Intermediate Tax-         Tax-Exempt             Tax-Exempt
                                                  Exempt Bond Fund           Bond Fund           Bond Fund Pro-
                                                     Target Fund          Acquiring Fund         Forma Combined
                                                  --------------------- --------------------- ---------------------

                                                  Par ($)   Value ($)    Par ($)   Value ($)   Par ($)   Value ($)
                                                  -------   ---------   ---------  ---------  ---------- ----------
Douglas County Kansas, Revenue Refunding,
 Sales Tax Series 2004-A 4.550% 08/01/05
 Insured: AMBAC..................................   --         --              --         --   1,045,000  1,066,579
Douglas County Kansas, Revenue Refunding,
 Sales Tax, Go Series 1999 5.000% 02/01/13
 Insured: AMBAC..................................   --         --              --         --   1,025,000  1,143,931
Florida State Department of Environmental
 Protection Preservation Revenue, Series A
 5.750%, 07/01/08 Insured: FGIC..................   --         --       2,900,000  3,242,693   2,900,000  3,242,693
Hamilton County Indiana, Option Income Tax
 Revenue Series 1998 5.250% 07/10/12
 Insured: FSA....................................   --         --              --         --   1,575,000  1,722,042
Houston Texas, Hotel Occupancy Tax & Special
 Revenue Capital Appreciation, Series B(d)
 09/01/17 Insured: AMBAC.........................   --         --       2,000,000  1,132,360   2,000,000  1,132,360
Illinois, Metropolitan Pier & Exposition
 Authority, Dedicated Tax Un-refunded
 7.250%, 06/15/05................................   --         --          60,000     61,942      60,000     61,942
Illinois State Dedicated Tax Capital Appreciation
 Civic Center, Series B(d) 12/15/17 Insured:
 AMBAC...........................................   --         --       2,540,000  1,428,953   2,540,000  1,428,953
Illinois State Sales Tax Revenue, Second Series
 5.500%, 06/15/15 Insured: FGIC..................   --         --       1,000,000  1,162,670   1,000,000  1,162,670
Illinois State Sales Tax Revenue, First Series
 2002 5.250% 06/15/19............................   --         --              --         --  10,000,000 11,445,500
Jacksonville Florida Excise Tax Revenue
 Refunding, Series 2003C 5.250% 10/01/19
 Insured: FGIC...................................   --         --              --         --   1,750,000  1,911,368
Kansas State Department of Transportation
 Highway Revenue Refunding, Series 1998
 5.500% 09/01/10 Insured: AMBAC..................   --         --              --         --   1,000,000  1,137,140
Las Vegas Nevada Redevelopment Agency Tax
 Increment Revenue Fremont Street Project,
 Series 2003A 5.000% 06/15/13....................   --         --              --         --   3,685,000  3,899,909
Los Angeles County California Metropolitan
 Transportation Authority Sales Tax Revenue,
 Property A First Tier Senior, Series 2003A
 5.000% 07/01/17 Insured: FSA....................   --         --              --         --   6,280,000  6,856,253
Maryland State Transportation Department
 Revenue, Series 2002 5.500% 02/01/10............   --         --              --         --  10,925,000 12,368,192

                                                                                                          Nations Tennessee
                                                              Nations Intermediate   Nations Kansas         Intermediate
                                                               Municipal Bond Fund  Municipal Income Fund Municipal Bond Fund
                                                                   Target Fund         Target Fund           Target Fund
                                                              --------------------- --------------------- -------------------
                                                     % of Net
                                                      Assets   Par ($)   Value ($)  Par ($)   Value ($)   Par ($)  Value ($)
                                                     -------- ---------- ---------- -------   ---------   -------  ---------
Maryland State Department of Transportation Revenue
 County Transportation 5.500%, 02/01/15.............                  --         --   --         --         --        --
Massachusetts Bay Transportation Authority Sales Tax
 Revenue Refunding Series 2004B 5.250%
 07/01/21...........................................           5,500,000  6,272,530   --         --         --        --
Massachusetts Bay Transportation Authority Revenue
 Special Assessment, Series A 5.750%, 07/01/14......                  --         --   --         --         --        --
Metropolitan Pier and Exposition Authority Illinois,
 Revenue, Series 1996A 6.000% 12/15/06 Insured:
 AMBAC..............................................           1,580,000  1,708,691   --         --         --        --
Michigan State Trunk Line Revenue, Series A 5.250%,
 11/01/10...........................................                  --         --   --         --         --        --
Michigan State Trunk Line Revenue, Series A 5.500%,
 11/01/16...........................................                  --         --   --         --         --        --
New Jersey Economic Development Authority
 Revenue Cigarette Tax 5.375%, 06/15/15.............                  --         --   --         --         --        --
New Jersey Economic Development Authority
 Revenue Cigarette Tax, Series 2004 5.500%
 06/15/16...........................................           5,500,000  5,983,010   --         --         --        --
New Mexico State Highway Community Tax Revenue,
 Series 2000A 6.000% 06/15/10.......................           6,000,000  6,947,340   --         --         --        --
New York City Transitional Finance Authority
 Revenue, Refunding, Series 2002A 5.500%
 11/01/26...........................................          10,000,000 11,300,200   --         --         --        --
New York City Transitional Finance Authority,
 Revenue, Series C 5.250% 02/01/18..................           3,500,000  3,884,020   --         --         --        --
New York City, New York, Transitional Finance
 Authority Revenue Series A 5.500%, 11/15/16........                  --         --   --         --         --        --
New York, Metro Transportation Auth Rev, Dedicated
 Tax Fund Series A 5.250%, 11/15/16 Insured:
 FGIC...............................................                  --         --   --         --         --        --
New York, Metro Transportation Auth Rev, Dedicated
 Tax Fund Series A 5.250%, 11/15/17 Insured:
 FGIC...............................................                  --         --   --         --         --        --
New York State Local Government Assistance Corp.
 Series C 6.000%, 04/01/12..........................                  --         --   --         --         --        --
Orange County, Florida, Tourist Development Tax
 Revenue 5.500%, 10/01/31 Insured: AMBAC............                  --         --   --         --         --        --
Phoenix Arizona Civic Improvement Corp. Excise Tax
 Revenue Senior Lien Municipal Courthouse Project,
 Series 1999A 5.500% 07/01/12.......................           1,000,000  1,123,880   --         --         --        --

                                                     Columbia Pennsylvania Columbia Intermediate Columbia Intermediate
                                                     Intermediate Tax-         Tax-Exempt             Tax-Exempt
                                                     Exempt Bond Fund           Bond Fund           Bond Fund Pro-
                                                        Target Fund          Acquiring Fund         Forma Combined
                                                     --------------------- --------------------- ---------------------

                                                     Par ($)   Value ($)    Par ($)   Value ($)   Par ($)   Value ($)
                                                     -------   ---------   ---------  ---------  ---------- ----------
Maryland State Department of Transportation Revenue
 County Transportation 5.500%, 02/01/15.............   --         --       3,750,000  4,384,313   3,750,000  4,384,313
Massachusetts Bay Transportation Authority Sales Tax
 Revenue Refunding Series 2004B 5.250%
 07/01/21...........................................   --         --              --         --   5,500,000  6,272,530
Massachusetts Bay Transportation Authority Revenue
 Special Assessment, Series A 5.750%, 07/01/14......   --         --         250,000    283,928     250,000    283,928
Metropolitan Pier and Exposition Authority Illinois,
 Revenue, Series 1996A 6.000% 12/15/06 Insured:
 AMBAC..............................................   --         --              --         --   1,580,000  1,708,691
Michigan State Trunk Line Revenue, Series A 5.250%,
 11/01/10...........................................   --         --       1,500,000  1,688,250   1,500,000  1,688,250
Michigan State Trunk Line Revenue, Series A 5.500%,
 11/01/16...........................................   --         --       2,000,000  2,350,680   2,000,000  2,350,680
New Jersey Economic Development Authority
 Revenue Cigarette Tax 5.375%, 06/15/15.............   --         --       4,000,000  4,324,480   4,000,000  4,324,480
New Jersey Economic Development Authority
 Revenue Cigarette Tax, Series 2004 5.500%
 06/15/16...........................................   --         --              --         --   5,500,000  5,983,010
New Mexico State Highway Community Tax Revenue,
 Series 2000A 6.000% 06/15/10.......................   --         --              --         --   6,000,000  6,947,340
New York City Transitional Finance Authority
 Revenue, Refunding, Series 2002A 5.500%
 11/01/26...........................................   --         --              --         --  10,000,000 11,300,200
New York City Transitional Finance Authority,
 Revenue, Series C 5.250% 02/01/18..................   --         --              --         --   3,500,000  3,884,020
New York City, New York, Transitional Finance
 Authority Revenue Series A 5.500%, 11/15/16........   --         --       1,500,000  1,684,140   1,500,000  1,684,140
New York, Metro Transportation Auth Rev, Dedicated
 Tax Fund Series A 5.250%, 11/15/16 Insured:
 FGIC...............................................   --         --       3,000,000  3,458,040   3,000,000  3,458,040
New York, Metro Transportation Auth Rev, Dedicated
 Tax Fund Series A 5.250%, 11/15/17 Insured:
 FGIC...............................................   --         --       4,000,000  4,614,440   4,000,000  4,614,440
New York State Local Government Assistance Corp.
 Series C 6.000%, 04/01/12..........................   --         --         150,000    176,140     150,000    176,140
Orange County, Florida, Tourist Development Tax
 Revenue 5.500%, 10/01/31 Insured: AMBAC............   --         --       3,000,000  3,258,180   3,000,000  3,258,180
Phoenix Arizona Civic Improvement Corp. Excise Tax
 Revenue Senior Lien Municipal Courthouse Project,
 Series 1999A 5.500% 07/01/12.......................   --         --              --         --   1,000,000  1,123,880

                                                                                                       Nations Tennessee
                                                            Nations Intermediate   Nations Kansas        Intermediate
                                                            Municipal Bond Fund  Municipal Income Fund Municipal Bond Fund
                                                                Target Fund          Target Fund          Target Fund
                                                            -------------------- --------------------- -------------------
                                                   % of Net
                                                    Assets   Par ($)  Value ($)   Par ($)   Value ($)  Par ($)  Value ($)
                                                   -------- --------- ---------- ---------  ---------  -------  ---------
Phoenix Ariz Civic Impt Corp. 5.5 7/1/2012
 Phoenix Arizona Civic Improvement Corp.
 Airport Revenue Refunding Series 1999A,
 AMT 5.500% 07/01/11 Insured: FGIC................          4,710,000  5,245,197        --         --    --        --
Puerto Rico Commonwealth Highway &
 Transportation Series E 5.500%, 07/01/12
 Insured: FSA.....................................                 --         --        --         --    --        --
Regional Transportation Authority Illinois, Series
 1994C 7.750% 06/01/11 Insured: FGIC..............          1,750,000  2,224,110        --         --    --        --
Santa Fe New Mexico Gross Receipts Tax
 Revenue, Series 1997A 5.000% 06/01/08
 Insured: AMBAC...................................          2,000,000  2,179,400        --         --    --        --
Santa Fe, New Mexico, Gross Receipts Tax
 Revenue, Series A 6.500%, 06/01/06 Insured:
 AMBAC............................................                 --         --        --         --    --        --
Tampa Bay, Florida, Utility Tax & Special
 Revenue 6.000%, 10/01/08 Insured:
 AMBAC............................................                 --         --        --         --    --        --
Washington D.C. Convention Center Authority
 Dedicated Tax Revenue, Senior Lien 5.250%,
 10/01/14 Insured: AMBAC..........................                 --         --        --         --    --        --
Wichita Kansas Series 2003-772, GO 4.250%
 09/01/16 Insured: FGIC...........................                 --         -- 1,260,000  1,302,399    --        --
Yuma County Arizona Jail District Revenue,
 Series 1996 5.300% 07/01/09 Insured:
 AMBAC............................................          1,235,000  1,274,816        --         --    --        --
Pittsburgh & Allegheny County Public Auditorium
 Hotel Room 5.250%, 02/01/12 Insured:
 AMBAC............................................                 --         --        --         --    --        --
                                                                      ----------            ---------
   Special Non-Property Tax Total.................                    96,905,293            4,650,049              --
                                                                      ----------            ---------
Special Property Tax                                 1.4%
King County Washington 5.500% 12/01/13............          9,030,000 10,400,302        --         --    --        --
Missouri State Development Finance Board,
 Midtown Redevelopment Project, Series 2000 A
 6.000%, 04/01/14 Insured: MBIA...................                 --         --        --         --    --        --
Milpitas California Redevelopment Agency, Tax
 Allocation, Series 2003 Insured: MBIA
  5.000% 09/01/15.................................          6,425,000  7,074,953        --         --    --        --
  5.000% 09/01/16.................................          6,745,000  7,389,957        --         --    --        --

                                                   Columbia Pennsylvania Columbia Intermediate Columbia Intermediate
                                                   Intermediate Tax-          Tax-Exempt            Tax-Exempt
                                                   Exempt Bond Fund           Bond Fund           Bond Fund Pro-
                                                      Target Fund           Acquiring Fund        Forma Combined
                                                   --------------------- --------------------  ---------------------

                                                   Par ($)   Value ($)    Par ($)   Value ($)   Par ($)   Value ($)
                                                   -------   ---------   ---------  ---------- --------- -----------
Phoenix Ariz Civic Impt Corp. 5.5 7/1/2012
 Phoenix Arizona Civic Improvement Corp.
 Airport Revenue Refunding Series 1999A,
 AMT 5.500% 07/01/11 Insured: FGIC................      --         --           --          -- 4,710,000   5,245,197
Puerto Rico Commonwealth Highway &
 Transportation Series E 5.500%, 07/01/12
 Insured: FSA.....................................      --         --    1,000,000   1,159,010 1,000,000   1,159,010
Regional Transportation Authority Illinois, Series
 1994C 7.750% 06/01/11 Insured: FGIC..............      --         --           --          -- 1,750,000   2,224,110
Santa Fe New Mexico Gross Receipts Tax
 Revenue, Series 1997A 5.000% 06/01/08
 Insured: AMBAC...................................      --         --           --          -- 2,000,000   2,179,400
Santa Fe, New Mexico, Gross Receipts Tax
 Revenue, Series A 6.500%, 06/01/06 Insured:
 AMBAC............................................      --         --    1,555,000   1,664,363 1,555,000   1,664,363
Tampa Bay, Florida, Utility Tax & Special
 Revenue 6.000%, 10/01/08 Insured:
 AMBAC............................................      --         --    1,000,000   1,132,370 1,000,000   1,132,370
Washington D.C. Convention Center Authority
 Dedicated Tax Revenue, Senior Lien 5.250%,
 10/01/14 Insured: AMBAC..........................      --         --    5,620,000   6,178,347 5,620,000   6,178,347
Wichita Kansas Series 2003-772, GO 4.250%
 09/01/16 Insured: FGIC...........................      --         --           --          -- 1,260,000   1,302,399
Yuma County Arizona Jail District Revenue,
 Series 1996 5.300% 07/01/09 Insured:
 AMBAC............................................      --         --           --          -- 1,235,000   1,274,816
Pittsburgh & Allegheny County Public Auditorium
 Hotel Room 5.250%, 02/01/12 Insured:
 AMBAC............................................ 500,000    555,270           --          --   500,000     555,270
                                                              -------               ----------           -----------
   Special Non-Property Tax Total.................            555,270               52,888,694           154,999,306
                                                              -------               ----------           -----------
Special Property Tax
King County Washington 5.500% 12/01/13............      --         --           --          -- 9,030,000  10,400,302
Missouri State Development Finance Board,
 Midtown Redevelopment Project, Series 2000 A
 6.000%, 04/01/14 Insured: MBIA...................      --         --    2,000,000   2,288,980 2,000,000   2,288,980
Milpitas California Redevelopment Agency, Tax
 Allocation, Series 2003 Insured: MBIA
  5.000% 09/01/15.................................      --         --           --          -- 6,425,000   7,074,953
  5.000% 09/01/16.................................      --         --           --          -- 6,745,000   7,389,957

                                                                                                           Nations Tennessee
                                                               Nations Intermediate   Nations Kansas         Intermediate
                                                                Municipal Bond Fund  Municipal Income Fund Municipal Bond Fund
                                                                    Target Fund         Target Fund           Target Fund
                                                               --------------------- --------------------- -------------------
                                                      % of Net
                                                       Assets   Par ($)   Value ($)  Par ($)   Value ($)   Par ($)  Value ($)
                                                      -------- ---------- ---------- -------   ---------   -------  ---------
Oceanside, California, Community Development Tax
 Allocation, Downtown Redevelopment Project
 5.200%, 09/01/17....................................                  --         --   --         --         --        --
Portland, Oregon, Airport Way Urban Renewal &
 Redevelopment Tax Increment, Series A 6.000%,
 06/15/15 Insured: AMBAC.............................                  --         --   --         --         --        --
Santa Clara California, Redevelopment Agency Tax
 Allocation Bayshore North Project, Series 2002
 5.5% 06/01/2013 Insured: AMBAC......................           4,195,000  4,787,921   --         --         --        --
                                                                          ----------              --                   --
   Special Property Tax Total........................                     29,653,133              --                   --
                                                                          ----------              --                   --
State Appropriated                                      4.5%
Arizona State COP, Series B 5.375%, 09/01/08
 Insured: FSA........................................                  --         --   --         --         --        --
California State Public Works Board Lease Revenue,
 Department of Corrections, Series C 5.500%,
 06/01/18............................................                  --         --   --         --         --        --
California State Public Works Board Lease Revenue,
 Deptartment of Health Colinga State Hospital,
 Series 2004A 5.500% 06/01/19........................           2,000,000  2,235,220   --         --         --        --
Maine Governmental Facilities Authority Lease Rent
 Revenue 5.625%, 10/01/19 Insured: FSA...............                  --         --   --         --         --        --
Michigan State Building Authority Revenue Facilities
 Program, Series II 5.000%, 10/15/17 Insured:
 MBIA................................................                  --         --   --         --         --        --
Minnesota Public Facilities Authority Water Pollution
 Control Revenue Series B 5.250% 03/01/16............          10,000,000 11,524,500   --         --         --        --
New Jersey State Transportation System Revenue,
 Series 2004B 5.500% 12/15/15 Insured: MBIA..........           4,000,000  4,651,680   --         --         --        --
New Jersey EDA School Facilities Series A 5.500%,
 06/15/13 Insured: AMBAC.............................                  --         --   --         --         --        --
New Jersey State TTFA Transportation System,
 Series A 5.500%, 12/15/15 Insured: AMBAC............                  --         --   --         --         --        --
New Jersey State TTFA Transportation System,
 Series A 5.625%, 06/15/14...........................                  --         --   --         --         --        --
New Jersey State TTFA Transportation System,
 Series B 5.250%, 12/15/14...........................                  --         --   --         --         --        --
New Jersey State TTFA Transportation System,
 Series C 5.500%, 12/15/18 Insured: FSA..............                  --         --   --         --         --        --
New Jersey State TTFA Transportation System Un-
 refunded 6.500%, 06/15/10 Insured: MBIA.............                  --         --   --         --         --        --

                                                      Columbia Pennsylvania Columbia Intermediate Columbia Intermediate
                                                      Intermediate Tax-         Tax-Exempt             Tax-Exempt
                                                      Exempt Bond Fund           Bond Fund           Bond Fund Pro-
                                                         Target Fund          Acquiring Fund         Forma Combined
                                                      --------------------- --------------------- ---------------------

                                                      Par ($)   Value ($)    Par ($)   Value ($)   Par ($)   Value ($)
                                                      -------   ---------   ---------  ---------  ---------- ----------
Oceanside, California, Community Development Tax
 Allocation, Downtown Redevelopment Project
 5.200%, 09/01/17....................................   --         --       1,000,000  1,043,260   1,000,000  1,043,260
Portland, Oregon, Airport Way Urban Renewal &
 Redevelopment Tax Increment, Series A 6.000%,
 06/15/15 Insured: AMBAC.............................   --         --         750,000    860,498     750,000    860,498
Santa Clara California, Redevelopment Agency Tax
 Allocation Bayshore North Project, Series 2002
 5.5% 06/01/2013 Insured: AMBAC......................   --         --              --         --   4,195,000  4,787,921
                                                                   --                  ---------             ----------
   Special Property Tax Total........................              --                  4,192,738             33,845,871
                                                                   --                  ---------             ----------
State Appropriated
Arizona State COP, Series B 5.375%, 09/01/08
 Insured: FSA........................................   --         --       2,000,000  2,211,940   2,000,000  2,211,940
California State Public Works Board Lease Revenue,
 Department of Corrections, Series C 5.500%,
 06/01/18............................................   --         --       1,500,000  1,673,610   1,500,000  1,673,610
California State Public Works Board Lease Revenue,
 Deptartment of Health Colinga State Hospital,
 Series 2004A 5.500% 06/01/19........................   --         --              --         --   2,000,000  2,235,220
Maine Governmental Facilities Authority Lease Rent
 Revenue 5.625%, 10/01/19 Insured: FSA...............   --         --       1,000,000  1,129,280   1,000,000  1,129,280
Michigan State Building Authority Revenue Facilities
 Program, Series II 5.000%, 10/15/17 Insured:
 MBIA................................................   --         --       1,000,000  1,090,400   1,000,000  1,090,400
Minnesota Public Facilities Authority Water Pollution
 Control Revenue Series B 5.250% 03/01/16............   --         --              --         --  10,000,000 11,524,500
New Jersey State Transportation System Revenue,
 Series 2004B 5.500% 12/15/15 Insured: MBIA..........   --         --              --         --   4,000,000  4,651,680
New Jersey EDA School Facilities Series A 5.500%,
 06/15/13 Insured: AMBAC.............................   --         --       1,000,000  1,153,740   1,000,000  1,153,740
New Jersey State TTFA Transportation System,
 Series A 5.500%, 12/15/15 Insured: AMBAC............   --         --       3,260,000  3,804,094   3,260,000  3,804,094
New Jersey State TTFA Transportation System,
 Series A 5.625%, 06/15/14...........................   --         --       2,000,000  2,316,380   2,000,000  2,316,380
New Jersey State TTFA Transportation System,
 Series B 5.250%, 12/15/14...........................   --         --       3,500,000  3,989,545   3,500,000  3,989,545
New Jersey State TTFA Transportation System,
 Series C 5.500%, 12/15/18 Insured: FSA..............   --         --       2,000,000  2,340,200   2,000,000  2,340,200
New Jersey State TTFA Transportation System Un-
 refunded 6.500%, 06/15/10 Insured: MBIA.............   --         --       1,000,000  1,179,110   1,000,000  1,179,110

                                                                                                          Nations Tennessee
                                                              Nations Intermediate   Nations Kansas         Intermediate
                                                               Municipal Bond Fund  Municipal Income Fund Municipal Bond Fund
                                                                   Target Fund         Target Fund           Target Fund
                                                              --------------------- --------------------- -------------------
                                                     % of Net
                                                      Assets   Par ($)   Value ($)  Par ($)   Value ($)   Par ($)  Value ($)
                                                     -------- ---------- ---------- -------   ---------   -------  ---------
New York State Dormitory Authority Revenue City
 University System 5.625%, 07/01/16 Insured:
 AMBAC..............................................                  --         --   --         --         --        --
New York State Dormitory Authority Revenue City
 University System 5.625%, 07/01/16 Insured:
 FGIC...............................................                  --         --   --         --         --        --
New York State Dormitory Authority Revenue City
 University System 5.625%, 07/01/16 Insured:
 FSA................................................                  --         --   --         --         --        --
New York State Dormitory Authority Revenue Series B
 5.250%, 11/15/26(a) Insured: AMBAC.................                  --         --   --         --         --        --
New York State Dormitory Authority Revenue State
 University Educational Facilities, Series A 5.250%,
 05/15/15 Insured: FSA..............................                  --         --   --         --         --        --
New York State Dormitory Authority Revenue State
 University Educational Facilities Project, Series
 1993A 5.250% 05/15/15..............................           5,850,000  6,575,224   --         --         --        --
New York State Dormitory Authority Revenue City
 University Project, Series 1993B 5.250% 07/01/06...           5,000,000  5,253,950   --         --         --        --
New York State Tollway Authority Service Contract
 Revenue Local Highway and Bridge Project, Series
 2002 5.500% 04/01/13...............................           4,510,000  5,091,835   --         --         --        --
New York State Urban Development Correctional and
 Youth Facilities Services Revenue, Series 2002A
 5.000% 01/01/17....................................           4,000,000  4,355,760   --         --         --        --
New York State Urban Development Corp. Revenue
 5.750%, 04/01/11...................................                  --         --   --         --         --        --
Puerto Rico Public Finance Corp. Series A 5.250%,
 08/01/30(a) Insured: AMBAC.........................                  --         --   --         --         --        --
Ohio State Building Authority, Audit Correction
 Refunding, Series 2004C 5.250% 10/01/15 Insured:
 MBIA...............................................           7,185,000  8,226,609   --         --         --        --
Oregon State Department Administrative Services
 Certificates of Participation, Series 2002C 5.250%
 11/01/10 Insured: MBIA.............................          10,000,000 11,237,500   --         --         --        --
Puerto Rico Public Finance Corp. Commonwealth
 Appropriation Refunding. Series A 5.750%
 08/01/27...........................................           2,500,000  2,805,950   --         --         --        --
Utah State Building Ownership Authority Lease
 Revenue, Refunding Series 1998 5.500% 05/15/14
 Insured: FSA.......................................           5,000,000  5,759,800   --         --         --        --

                                                     Columbia Pennsylvania Columbia Intermediate Columbia Intermediate
                                                     Intermediate Tax-         Tax-Exempt             Tax-Exempt
                                                     Exempt Bond Fund           Bond Fund           Bond Fund Pro-
                                                        Target Fund          Acquiring Fund         Forma Combined
                                                     --------------------- --------------------- ---------------------

                                                     Par ($)   Value ($)    Par ($)   Value ($)   Par ($)   Value ($)
                                                     -------   ---------   ---------  ---------  ---------- ----------
New York State Dormitory Authority Revenue City
 University System 5.625%, 07/01/16 Insured:
 AMBAC..............................................      --         --    1,250,000  1,461,825   1,250,000  1,461,825
New York State Dormitory Authority Revenue City
 University System 5.625%, 07/01/16 Insured:
 FGIC...............................................      --         --    5,000,000  5,884,550   5,000,000  5,884,550
New York State Dormitory Authority Revenue City
 University System 5.625%, 07/01/16 Insured:
 FSA................................................      --         --      500,000    588,455     500,000    588,455
New York State Dormitory Authority Revenue Series B
 5.250%, 11/15/26(a) Insured: AMBAC.................      --         --    1,000,000  1,119,010   1,000,000  1,119,010
New York State Dormitory Authority Revenue State
 University Educational Facilities, Series A 5.250%,
 05/15/15 Insured: FSA..............................      --         --    4,000,000  4,552,720   4,000,000  4,552,720
New York State Dormitory Authority Revenue State
 University Educational Facilities Project, Series
 1993A 5.250% 05/15/15..............................      --         --           --         --   5,850,000  6,575,224
New York State Dormitory Authority Revenue City
 University Project, Series 1993B 5.250% 07/01/06...      --         --           --         --   5,000,000  5,253,950
New York State Tollway Authority Service Contract
 Revenue Local Highway and Bridge Project, Series
 2002 5.500% 04/01/13...............................      --         --           --         --   4,510,000  5,091,835
New York State Urban Development Correctional and
 Youth Facilities Services Revenue, Series 2002A
 5.000% 01/01/17....................................      --         --           --         --   4,000,000  4,355,760
New York State Urban Development Corp. Revenue
 5.750%, 04/01/11...................................      --         --      500,000    572,540     500,000    572,540
Puerto Rico Public Finance Corp. Series A 5.250%,
 08/01/30(a) Insured: AMBAC......................... 240,000    267,622    3,000,000  3,345,270   3,240,000  3,612,892
Ohio State Building Authority, Audit Correction
 Refunding, Series 2004C 5.250% 10/01/15 Insured:
 MBIA...............................................      --         --           --         --   7,185,000  8,226,609
Oregon State Department Administrative Services
 Certificates of Participation, Series 2002C 5.250%
 11/01/10 Insured: MBIA.............................      --         --           --         --  10,000,000 11,237,500
Puerto Rico Public Finance Corp. Commonwealth
 Appropriation Refunding. Series A 5.750%
 08/01/27...........................................      --         --           --         --   2,500,000  2,805,950
Utah State Building Ownership Authority Lease
 Revenue, Refunding Series 1998 5.500% 05/15/14
 Insured: FSA.......................................      --         --           --         --   5,000,000  5,759,800

                                                                                                        Nations Tennessee
                                                            Nations Intermediate   Nations Kansas         Intermediate
                                                             Municipal Bond Fund  Municipal Income Fund Municipal Bond Fund
                                                                 Target Fund         Target Fund           Target Fund
                                                            --------------------- --------------------- -------------------
                                                   % of Net
                                                    Assets   Par ($)   Value ($)  Par ($)   Value ($)   Par ($)  Value ($)
                                                   -------- ---------- ---------- -------   ---------   -------  ---------
West Virginia School Building Authority Capital
 Improvement 5.500%, 07/01/11 Insured:
 AMBAC............................................                  --         --   --         --         --        --
                                                                       ----------              --                   --
   State Appropriated Total.......................                     67,718,028              --                   --
                                                                       ----------              --                   --
State General Obligations                            8.0%
California State, GO 5.000%, 02/01/20.............                  --         --   --         --         --        --
California State, GO 5.000%, 04/01/11.............                  --         --   --         --         --        --
California State, GO 5.250%, 11/01/18.............                  --         --   --         --         --        --
California State, GO, Series 2000 5.000%
 12/01/16.........................................           3,265,000  3,509,124   --         --         --        --
California State Economic Recovery, GO, Series
 2004A 5.000% 07/01/15 Insured: MBIA..............           5,000,000  5,567,250   --         --         --        --
Florida State Department of Transportation, GO,
 Refunding, Series 2002 5.250% 07/01/13...........           7,290,000  8,226,255   --         --         --        --
Florida State Board of Education Capital Outlay,
 GO, Refunding, Series 1998B 5.250%
 06/01/11.........................................           3,990,000  4,498,326   --         --         --        --
Georgia State, GO, Series 1997C 6.250%
 08/01/09.........................................           4,400,000  5,097,400   --         --         --        --
Georgia State, Series B, GO Pre-refunded 10/01/11
 5.750%, 08/01/08.................................                  --         --   --         --         --        --
Georgia State, Series B, GO 5.750%, 08/01/10......                  --         --   --         --         --        --
Hawaii State, Series CU, GO 5.750%, 10/01/08
 Insured: MBIA....................................                  --         --   --         --         --        --
Hawaii State, GO, Series 2001CV 5.500% 08/01/09
 Insured: FGIC....................................          13,745,000 15,466,286   --         --         --        --
Illinois State, GO, Refunding, Series 2004B 5.000%
 03/01/14.........................................          10,000,000 11,125,000   --         --         --        --
Massachusetts Bay Transportation Authority,
 Revenue, Refunding Series 1993A 5.500%
 03/01/09 Insured: MBIA...........................           3,000,000  3,352,980   --         --         --        --
Massachusetts Bay Transportation Authority
 Revenue General Transportation Systems, Series
 A 5.500%, 03/01/12 Insured: MBIA.................                  --         --   --         --         --        --
Massachusetts Bay Transportation Authority
 Revenue General Transportation Systems, Series
 A 5.500%, 03/01/14 Insured: MBIA.................                  --         --   --         --         --        --
Massachusetts Bay Transportation Authority
 Revenue General Transportation Systems, Series
 A 7.000%, 03/01/07...............................                  --         --   --         --         --        --
Massachusetts Bay Transportation Authority
 Revenue General Transportation Systems, Series
 A 7.000%, 03/01/21 Insured: MBIA.................                  --         --   --         --         --        --

                                                   Columbia Pennsylvania Columbia Intermediate Columbia Intermediate
                                                   Intermediate Tax-          Tax-Exempt             Tax-Exempt
                                                   Exempt Bond Fund           Bond Fund            Bond Fund Pro-
                                                      Target Fund           Acquiring Fund         Forma Combined
                                                   --------------------- --------------------  ----------------------

                                                   Par ($)   Value ($)    Par ($)   Value ($)   Par ($)    Value ($)
                                                   -------   ---------   ---------  ---------- ---------- -----------
West Virginia School Building Authority Capital
 Improvement 5.500%, 07/01/11 Insured:
 AMBAC............................................   --            --    2,000,000   2,200,300  2,000,000   2,200,300
                                                              -------               ----------            -----------
   State Appropriated Total.......................            267,622               40,612,969            108,598,619
                                                              -------               ----------            -----------
State General Obligations
California State, GO 5.000%, 02/01/20.............   --            --      750,000     799,125    750,000     799,125
California State, GO 5.000%, 04/01/11.............   --            --    2,000,000   2,206,220  2,000,000   2,206,220
California State, GO 5.250%, 11/01/18.............   --            --    1,000,000   1,100,100  1,000,000   1,100,100
California State, GO, Series 2000 5.000%
 12/01/16.........................................   --            --           --          --  3,265,000   3,509,124
California State Economic Recovery, GO, Series
 2004A 5.000% 07/01/15 Insured: MBIA..............   --            --           --          --  5,000,000   5,567,250
Florida State Department of Transportation, GO,
 Refunding, Series 2002 5.250% 07/01/13...........   --            --           --          --  7,290,000   8,226,255
Florida State Board of Education Capital Outlay,
 GO, Refunding, Series 1998B 5.250%
 06/01/11.........................................   --            --           --          --  3,990,000   4,498,326
Georgia State, GO, Series 1997C 6.250%
 08/01/09.........................................   --            --           --          --  4,400,000   5,097,400
Georgia State, Series B, GO Pre-refunded 10/01/11
 5.750%, 08/01/08.................................   --            --    1,000,000   1,121,990  1,000,000   1,121,990
Georgia State, Series B, GO 5.750%, 08/01/10......   --            --    2,000,000   2,306,000  2,000,000   2,306,000
Hawaii State, Series CU, GO 5.750%, 10/01/08
 Insured: MBIA....................................   --            --    1,815,000   2,037,646  1,815,000   2,037,646
Hawaii State, GO, Series 2001CV 5.500% 08/01/09
 Insured: FGIC....................................   --            --           --          -- 13,745,000  15,466,286
Illinois State, GO, Refunding, Series 2004B 5.000%
 03/01/14.........................................   --            --           --          -- 10,000,000  11,125,000
Massachusetts Bay Transportation Authority,
 Revenue, Refunding Series 1993A 5.500%
 03/01/09 Insured: MBIA...........................   --            --           --          --  3,000,000   3,352,980
Massachusetts Bay Transportation Authority
 Revenue General Transportation Systems, Series
 A 5.500%, 03/01/12 Insured: MBIA.................   --            --    1,290,000   1,478,095  1,290,000   1,478,095
Massachusetts Bay Transportation Authority
 Revenue General Transportation Systems, Series
 A 5.500%, 03/01/14 Insured: MBIA.................   --            --      750,000     865,860    750,000     865,860
Massachusetts Bay Transportation Authority
 Revenue General Transportation Systems, Series
 A 7.000%, 03/01/07...............................   --            --    2,195,000   2,435,638  2,195,000   2,435,638
Massachusetts Bay Transportation Authority
 Revenue General Transportation Systems, Series
 A 7.000%, 03/01/21 Insured: MBIA.................   --            --    5,750,000   7,558,087  5,750,000   7,558,087

                                                                                                      Nations Tennessee
                                                          Nations Intermediate   Nations Kansas         Intermediate
                                                           Municipal Bond Fund  Municipal Income Fund Municipal Bond Fund
                                                               Target Fund         Target Fund           Target Fund
                                                          --------------------- --------------------- -------------------
                                                 % of Net
                                                  Assets   Par ($)   Value ($)  Par ($)   Value ($)   Par ($)  Value ($)
                                                 -------- ---------- ---------- -------   ---------   -------  ---------
Massachusetts Bay Transportation Authority
 Revenue General Transportation Systems, Series
 C 5.500%, 03/01/08.............................                  --         --   --         --         --        --
Massachusetts State Construction Lien, Series C,
 GO 5.250%, 08/01/17............................                  --         --   --         --         --        --
Massachusetts State, Series D, GO, 5.500%,
 10/01/17.......................................                  --         --   --         --         --        --
Massachusetts State GO, Series 2003D 5.500%
 10/01/19 Insured: AMBAC........................           3,900,000  4,576,532   --         --         --        --
Massachusetts State GO, Refunding, Series 2004B
 5.250% 08/01/16................................          10,000,000 11,343,500   --         --         --        --
Michigan State, GO 5.500%, 12/01/15.............                  --         --   --         --         --        --
Minnesota State, GO 5.500%, 11/01/13............                  --         --   --         --         --        --
Mississippi State, Series A, GO 5.250%,
 11/01/14.......................................                  --         --   --         --         --        --
Mississippi State, Series A, GO 5.500%,
 12/01/14.......................................                  --         --   --         --         --        --
Mississippi State, GO, Refunding, Series 2000
 5.000% 12/01/08................................           7,000,000  7,683,480   --         --         --        --
Nevada State Capital Improvement & Cultural
 Affairs Series A, GO 5.500%, 02/01/11..........                  --         --   --         --         --        --
Nevada State Capital Improvement & Cultural
 Affairs Series A, GO 5.500%, 02/01/18..........                  --         --   --         --         --        --
New Jersey State, GO, Refunding, Series 2001H
 5.250% 07/01/14................................           5,000,000  5,681,700   --         --         --        --
Ohio State Common Schools, GO, Series 2001A
 5.000% 06/15/12................................           5,000,000  5,468,850   --         --         --        --
Ohio State Common Schools, GO, Series 2002B
 4.000% 09/15/08................................           8,150,000  8,620,336   --         --         --        --
Ohio State Higher Education Capital Facilities,
 Series A 5.125%, 02/01/09......................                  --         --   --         --         --        --
Oregon State, Elderly and Disabled Housing
 Project, GO, Series 1996B 5.700% 08/01/16......             295,000    307,313   --         --         --        --
Oregon State, Elderly and Disabled Housing
 Project, GO, Series 1997A
  5.700% 08/01/11...............................             100,000    105,060   --         --         --        --
  5.050% 08/01/11...............................
Pennsylvania State, GO 5.000%, 02/01/09.........                  --         --   --         --         --        --
Pennsylvania State, GO 5.500%, 02/01/15.........                  --         --   --         --         --        --
Puerto Rico Commonwealth Public Improvements
 Series C 5.000%, 07/01/28 (a) Insured: MBIA....                  --         --   --         --         --        --

                                                 Columbia Pennsylvania Columbia Intermediate Columbia Intermediate
                                                 Intermediate Tax-         Tax-Exempt             Tax-Exempt
                                                 Exempt Bond Fund           Bond Fund           Bond Fund Pro-
                                                    Target Fund          Acquiring Fund         Forma Combined
                                                 --------------------- --------------------- ---------------------

                                                 Par ($)   Value ($)    Par ($)   Value ($)   Par ($)   Value ($)
                                                 -------   ---------   ---------  ---------  ---------- ----------
Massachusetts Bay Transportation Authority
 Revenue General Transportation Systems, Series
 C 5.500%, 03/01/08.............................   --         --       1,000,000  1,100,110   1,000,000  1,100,110
Massachusetts State Construction Lien, Series C,
 GO 5.250%, 08/01/17............................   --         --       1,775,000  2,013,897   1,775,000  2,013,897
Massachusetts State, Series D, GO, 5.500%,
 10/01/17.......................................   --         --       5,000,000  5,811,350   5,000,000  5,811,350
Massachusetts State GO, Series 2003D 5.500%
 10/01/19 Insured: AMBAC........................   --         --              --         --   3,900,000  4,576,532
Massachusetts State GO, Refunding, Series 2004B
 5.250% 08/01/16................................   --         --              --         --  10,000,000 11,343,500
Michigan State, GO 5.500%, 12/01/15.............   --         --       1,250,000  1,470,538   1,250,000  1,470,538
Minnesota State, GO 5.500%, 11/01/13............   --         --       1,000,000  1,129,420   1,000,000  1,129,420
Mississippi State, Series A, GO 5.250%,
 11/01/14.......................................   --         --       1,000,000  1,145,930   1,000,000  1,145,930
Mississippi State, Series A, GO 5.500%,
 12/01/14.......................................   --         --       3,000,000  3,503,700   3,000,000  3,503,700
Mississippi State, GO, Refunding, Series 2000
 5.000% 12/01/08................................   --         --              --         --   7,000,000  7,683,480
Nevada State Capital Improvement & Cultural
 Affairs Series A, GO 5.500%, 02/01/11..........   --         --       1,000,000  1,116,800   1,000,000  1,116,800
Nevada State Capital Improvement & Cultural
 Affairs Series A, GO 5.500%, 02/01/18..........   --         --       1,500,000  1,661,010   1,500,000  1,661,010
New Jersey State, GO, Refunding, Series 2001H
 5.250% 07/01/14................................   --         --              --         --   5,000,000  5,681,700
Ohio State Common Schools, GO, Series 2001A
 5.000% 06/15/12................................   --         --              --         --   5,000,000  5,468,850
Ohio State Common Schools, GO, Series 2002B
 4.000% 09/15/08................................   --         --              --         --   8,150,000  8,620,336
Ohio State Higher Education Capital Facilities,
 Series A 5.125%, 02/01/09......................   --         --       2,495,000  2,750,638   2,495,000  2,750,638
Oregon State, Elderly and Disabled Housing
 Project, GO, Series 1996B 5.700% 08/01/16......   --         --              --         --     295,000    307,313
Oregon State, Elderly and Disabled Housing
 Project, GO, Series 1997A
  5.700% 08/01/11...............................   --         --              --         --     100,000    105,060
  5.050% 08/01/11...............................
Pennsylvania State, GO 5.000%, 02/01/09.........   --         --       2,000,000  2,195,760   2,000,000  2,195,760
Pennsylvania State, GO 5.500%, 02/01/15.........   --         --       2,500,000  2,915,850   2,500,000  2,915,850
Puerto Rico Commonwealth Public Improvements
 Series C 5.000%, 07/01/28 (a) Insured: MBIA....   --         --       1,000,000  1,087,160   1,000,000  1,087,160

                                                                                          Nations Tennessee
                                             Nations Intermediate    Nations Kansas          Intermediate
                                             Municipal Bond Fund   Municipal Income Fund Municipal Bond Fund
                                                 Target Fund          Target Fund            Target Fund
                                            ---------------------- --------------------- --------------------
                                   % of Net
                                    Assets   Par ($)    Value ($)  Par ($)   Value ($)    Par ($)  Value ($)
                                   -------- ---------- ----------- -------   ----------  --------- ----------
Puerto Rico Commonwealth Public
 Improvement, GO Refunding
 Series 2001A 5.500% 07/01/16
 Insured: MBIA....................           8,050,000   9,505,198   --              --         --         --
Texas State Water Development,
 GO, Series 1997D 5.000%
 08/01/19.........................          10,910,000  11,595,475   --              --         --         --
University Lowell Massachusetts
 Building Authority Pre-refunded
 Guaranteed, Series 1995A 5.700%
 11/01/09 Insured: AMBAC..........           1,705,000   1,801,264   --              --         --         --
Utah State, GO, Refunding, Series
 2002B 5.375% 07/01/11............          10,000,000  11,387,100   --              --         --         --
Washington State, GO, Series 1998C
 5.500% 07/01/09..................           3,330,000   3,735,028   --              --         --         --
Washington State, Series A, GO
 5.625%, 07/01/13.................                  --          --   --              --         --         --
Wisconsin State, Series C, GO
 5.550%, 05/01/21 Insured:
 MBIA.............................                  --          --   --              --         --         --
Pennsylvania State, GO 5.125%,
 09/15/07 Insured: AMBAC..........                  --          --   --              --         --         --
Pennsylvania State, GO 5.500%,
 02/01/15.........................                  --          --   --              --         --         --
Pennsylvania State, Second Series,
 GO 5.000%, 10/15/15..............                  --          --   --              --         --         --
Texas State Public Finance
 Authority, Go, Refunding Series
 1997 5.000% 10/01/15.............                  --          --   --              --  1,000,000  1,066,240
                                                       -----------           ----------            ----------
   State General Obligations
    Total.........................                     138,653,457                   --             1,066,240
                                                       -----------           ----------            ----------
   TAX-BACKED TOTAL...............                     710,715,510           28,349,641            23,730,255
                                                       ===========           ==========            ==========
TRANSPORTATION                       10.2%
Air Transportation                    0.7%
Allegheny County Pennsylvania
 Airport Revenue Pittsburg
 International Airport Project,
 Refunding, Series 1997A-1, AMT
 5.750% 01/01/08 Insured:
 MBIA.............................           5,000,000   5,425,500   --              --         --         --

                                   Columbia Pennsylvania Columbia Intermediate  Columbia Intermediate
                                    Intermediate Tax-         Tax-Exempt              Tax-Exempt
                                     Exempt Bond Fund          Bond Fund            Bond Fund Pro-
                                       Target Fund          Acquiring Fund          Forma Combined
                                   --------------------  --------------------- ------------------------

                                    Par ($)   Value ($)   Par ($)   Value ($)   Par ($)     Value ($)
                                   ---------  ---------- --------- ----------- ---------- -------------
Puerto Rico Commonwealth Public
 Improvement, GO Refunding
 Series 2001A 5.500% 07/01/16
 Insured: MBIA....................        --          --        --          --  8,050,000     9,505,198
Texas State Water Development,
 GO, Series 1997D 5.000%
 08/01/19.........................        --          --        --          -- 10,910,000    11,595,475
University Lowell Massachusetts
 Building Authority Pre-refunded
 Guaranteed, Series 1995A 5.700%
 11/01/09 Insured: AMBAC..........        --          --        --          --  1,705,000     1,801,264
Utah State, GO, Refunding, Series
 2002B 5.375% 07/01/11............        --          --        --          -- 10,000,000    11,387,100
Washington State, GO, Series 1998C
 5.500% 07/01/09..................        --          --        --          --  3,330,000     3,735,028
Washington State, Series A, GO
 5.625%, 07/01/13.................        --          -- 1,000,000   1,127,040  1,000,000     1,127,040
Wisconsin State, Series C, GO
 5.550%, 05/01/21 Insured:
 MBIA.............................        --          -- 2,000,000   2,221,660  2,000,000     2,221,660
Pennsylvania State, GO 5.125%,
 09/15/07 Insured: AMBAC..........   500,000     539,680        --          --    500,000       539,680
Pennsylvania State, GO 5.500%,
 02/01/15.........................   500,000     583,170        --          --    500,000       583,170
Pennsylvania State, Second Series,
 GO 5.000%, 10/15/15.............. 1,000,000   1,080,960        --          --  1,000,000     1,080,960
Texas State Public Finance
 Authority, Go, Refunding Series
 1997 5.000% 10/01/15.............        --          --        --          --  1,066,240     1,066,240
                                              ----------           -----------            -------------
   State General Obligations
    Total.........................             2,203,810            53,159,624              195,083,131
                                              ----------           -----------            -------------
   TAX-BACKED TOTAL...............            12,921,599           225,812,500            1,001,529,505
                                              ==========           ===========            =============
TRANSPORTATION
Air Transportation
Allegheny County Pennsylvania
 Airport Revenue Pittsburg
 International Airport Project,
 Refunding, Series 1997A-1, AMT
 5.750% 01/01/08 Insured:
 MBIA.............................        --          --        --          --  5,000,000     5,425,500

                                                                                                       Nations Tennessee
                                                          Nations Intermediate   Nations Kansas          Intermediate
                                                           Municipal Bond Fund  Municipal Income Fund Municipal Bond Fund
                                                               Target Fund         Target Fund            Target Fund
                                                          --------------------- --------------------- -------------------
                                                 % of Net
                                                  Assets   Par ($)   Value ($)  Par ($)   Value ($)    Par ($)  Value ($)
                                                 -------- ---------- ---------- -------   ---------   --------- ---------
Texas Alliance Airport Authority Federal
 Express Corp. Project, Series 1996, AMT
 6.375% 04/01/21................................           5,000,000  5,247,700      --         --           --        --
Dayton Ohio, Special Facilities Revenue Air
 Freight Corp. Project Series 1988 D, AMT
 6.200% 10/01/09................................                  --         -- 500,000    526,225           --        --
Memphis Shelby County Tennessee Airport
 Authority Sepecial Facilities Revenue
 Refunding Federal Express Corp. Project,
 Series 2002 5.000% 09/01/12....................                  --         --      --         --    1,000,000 1,075,086
Miami-Dade County Florida Aviation Revenue
 Refunding Series 1988A, AMT 5.25%
 10/01/2007.....................................           5,000,000  5,389,450      --         --           --        --
                                                                     ----------            -------              ---------
   Air Transportation Total.....................                     16,062,650            526,225              1,075,086
                                                                     ----------            -------              ---------
Airports                                           4.4%
Charlotte North Carolina Airport Revenue, Series
 1999B, AMT 6.000% 07/01/24 Insured:
 MBIA...........................................           3,000,000  3,333,690      --         --           --        --
Chicago Illinois O'Hare International Airport
 Revenue, Refunding, Series 1993C 5.000%
 01/01/11 Insured: MBIA.........................           5,640,000  6,227,519      --         --           --        --
Chicago Illinois O'Hare International Airport
 Revenue, Refunding, Series 1999 5.500%
 01/01/12 Insured: AMBAC........................          10,000,000 10,897,800      --         --           --        --
Dallas-Fort Worth Texas International Airport
 Revenue, Series 2003A 5.500% 11/01/17
 Insured: FSA...................................           5,000,000  5,502,900      --         --           --        --
Dallas-Fort Worth Texas International Airport
 Revenue, Series 2004B 5.000% 11/01/14
 Insured: FSA...................................           1,565,000  1,697,039      --         --           --        --
Denver Colorado City and County Airport
 Revenue Refunding Series 1995C 6.500%
 11/15/12 Insured: MBIA.........................          10,300,000 12,182,840      --         --           --        --
Denver Colorado City and County Airport
 Revenue Refunding Series 2000A, AMT
 6.000% 11/15/15 Insured: AMBAC.................           3,075,000  3,431,239      --         --           --        --
Denver, Colorado, City & County Airport
 Revenue, Series A 5.500%, 11/15/25 Insured:
 MBIA...........................................                  --         --      --         --           --        --

                                                 Columbia Pennsylvania Columbia Intermediate Columbia Intermediate
                                                 Intermediate Tax-         Tax-Exempt             Tax-Exempt
                                                 Exempt Bond Fund           Bond Fund           Bond Fund Pro-
                                                    Target Fund          Acquiring Fund         Forma Combined
                                                 --------------------- --------------------- ---------------------

                                                 Par ($)   Value ($)    Par ($)   Value ($)   Par ($)   Value ($)
                                                 -------   ---------   ---------  ---------  ---------- ----------
Texas Alliance Airport Authority Federal
 Express Corp. Project, Series 1996, AMT
 6.375% 04/01/21................................   --         --              --         --   5,000,000  5,247,700
Dayton Ohio, Special Facilities Revenue Air
 Freight Corp. Project Series 1988 D, AMT
 6.200% 10/01/09................................   --         --              --         --     500,000    526,225
Memphis Shelby County Tennessee Airport
 Authority Sepecial Facilities Revenue
 Refunding Federal Express Corp. Project,
 Series 2002 5.000% 09/01/12....................   --         --              --         --   1,000,000  1,075,086
Miami-Dade County Florida Aviation Revenue
 Refunding Series 1988A, AMT 5.25%
 10/01/2007.....................................   --         --              --         --   5,000,000  5,389,450
                                                              --                  ---------             ----------
   Air Transportation Total.....................              --                         --             17,663,961
                                                              --                  ---------             ----------
Airports
Charlotte North Carolina Airport Revenue, Series
 1999B, AMT 6.000% 07/01/24 Insured:
 MBIA...........................................   --         --              --         --   3,000,000  3,333,690
Chicago Illinois O'Hare International Airport
 Revenue, Refunding, Series 1993C 5.000%
 01/01/11 Insured: MBIA.........................   --         --              --         --   5,640,000  6,227,519
Chicago Illinois O'Hare International Airport
 Revenue, Refunding, Series 1999 5.500%
 01/01/12 Insured: AMBAC........................   --         --              --         --  10,000,000 10,897,800
Dallas-Fort Worth Texas International Airport
 Revenue, Series 2003A 5.500% 11/01/17
 Insured: FSA...................................   --         --              --         --   5,000,000  5,502,900
Dallas-Fort Worth Texas International Airport
 Revenue, Series 2004B 5.000% 11/01/14
 Insured: FSA...................................   --         --              --         --   1,565,000  1,697,039
Denver Colorado City and County Airport
 Revenue Refunding Series 1995C 6.500%
 11/15/12 Insured: MBIA.........................   --         --              --         --  10,300,000 12,182,840
Denver Colorado City and County Airport
 Revenue Refunding Series 2000A, AMT
 6.000% 11/15/15 Insured: AMBAC.................   --         --              --         --   3,075,000  3,431,239
Denver, Colorado, City & County Airport
 Revenue, Series A 5.500%, 11/15/25 Insured:
 MBIA...........................................   --         --       2,000,000  2,127,460   2,000,000  2,127,460

                                                                                                            Nations Tennessee
                                                                Nations Intermediate   Nations Kansas         Intermediate
                                                                 Municipal Bond Fund  Municipal Income Fund Municipal Bond Fund
                                                                     Target Fund         Target Fund           Target Fund
                                                                --------------------- --------------------- -------------------
                                                       % of Net
                                                        Assets   Par ($)   Value ($)  Par ($)   Value ($)   Par ($)  Value ($)
                                                       -------- --------- ----------- -------   ---------   -------  ---------
Houston Texas Airport System Revenue, Sub-Lien
 Series 1998B, AMT 5.250% 07/01/12 Insured:
 FGIC.................................................          7,000,000   7,583,100   --         --         --        --
Houston Texas Airport System Revenue, Sub-Lien
 Series 2000A, AMT 6.000% 07/01/09 Insured:
 FSA..................................................          6,755,000   7,597,484   --         --         --        --
Houston Texas Airport System Revenue, Sub-Lien
 Series 2002 5.000% 07/01/27 Insured: FSA.............          5,000,000   5,125,150   --         --         --        --
Memphis-Shelby County Tenessee Airport Authority
 Federal Express Corporation Project, Series 1997
 5.350% 09/01/12......................................          6,180,000   6,775,505   --         --         --        --
Memphis-Shelby County Tenessee Airport Authority
 Federal Express Corporation Project, Series 2001
 5.000% 09/01/09......................................          5,000,000   5,358,550   --         --         --        --
Minneapolis and St Paul Minnisota Metro Airport
 Commission Airport Revenue, Series 1999B, AMT
 5.000% 01/01/07 Insured: FSA.........................          4,600,000   4,855,530   --         --         --        --
Minneapolis and St Paul Minnesota Metro Airport
 Commission...........................................
Airport Revenue, Series 2001D, AMT 5.750% 01/01/13
 Insured: FSA.........................................          6,285,000   7,011,860   --         --         --        --
Oklahoma Airport Trust Revenue, Series 2000B, AMT
 5.375% 7/1/2011 Insured: FSA.........................          4,670,000   5,086,611   --         --         --        --
Port Seattle Washington Passenger Facility Charge
 Revenue, Series 1998, AMT 5.250% 12/01/09
 Insured: AMBAC.......................................          5,000,000   5,434,300   --         --         --        --
Port Seattle Washington Revenue, Series 1996B, AMT
 6.000% 09/01/08 Insured: FGIC........................          3,580,000   3,984,826   --         --         --        --
San Francisco California City and County Airport
 Commision International Airport Revenue
 Refunding, Series 2003B-29 5.250% 05/01/13
 Insured: FGIC........................................          2,000,000   2,264,520   --         --         --        --
Tucson Arizona Airport Authority, Inc. Revenue, Series
 2001, AMT 5.500% 06/01/12 Insured: AMBAC.............            500,000     550,340   --         --         --        --
                                                                          -----------              --                   --
   Airports Total.....................................                    104,900,803              --                   --
                                                                          -----------              --                   --
Ports                                                    0.4%
Port Oakland California Port Revenue Refunding Series
 1997H, AMT 5.50% 11/1/15 Insured: MBIA...............          6,000,000   6,470,940   --         --         --        --
Port of Seattle, Series A 6.000%, 10/01/08 Insured:
 FGIC.................................................                 --          --   --         --         --        --

                                                       Columbia Pennsylvania Columbia Intermediate Columbia Intermediate
                                                       Intermediate Tax-        Tax-Exempt              Tax-Exempt
                                                       Exempt Bond Fund          Bond Fund            Bond Fund Pro-
                                                          Target Fund         Acquiring Fund          Forma Combined
                                                       --------------------- --------------------- ---------------------

                                                       Par ($)   Value ($)   Par ($)   Value ($)    Par ($)   Value ($)
                                                       -------   ---------   -------   ---------   --------- -----------
Houston Texas Airport System Revenue, Sub-Lien
 Series 1998B, AMT 5.250% 07/01/12 Insured:
 FGIC.................................................   --         --            --          --   7,000,000   7,583,100
Houston Texas Airport System Revenue, Sub-Lien
 Series 2000A, AMT 6.000% 07/01/09 Insured:
 FSA..................................................   --         --            --          --   6,755,000   7,597,484
Houston Texas Airport System Revenue, Sub-Lien
 Series 2002 5.000% 07/01/27 Insured: FSA.............   --         --            --          --   5,000,000   5,125,150
Memphis-Shelby County Tenessee Airport Authority
 Federal Express Corporation Project, Series 1997
 5.350% 09/01/12......................................   --         --            --          --   6,180,000   6,775,505
Memphis-Shelby County Tenessee Airport Authority
 Federal Express Corporation Project, Series 2001
 5.000% 09/01/09......................................   --         --            --          --   5,000,000   5,358,550
Minneapolis and St Paul Minnisota Metro Airport
 Commission Airport Revenue, Series 1999B, AMT
 5.000% 01/01/07 Insured: FSA.........................   --         --            --          --   4,600,000   4,855,530
Minneapolis and St Paul Minnesota Metro Airport
 Commission...........................................
Airport Revenue, Series 2001D, AMT 5.750% 01/01/13
 Insured: FSA.........................................   --         --            --          --   6,285,000   7,011,860
Oklahoma Airport Trust Revenue, Series 2000B, AMT
 5.375% 7/1/2011 Insured: FSA.........................   --         --            --          --   4,670,000   5,086,611
Port Seattle Washington Passenger Facility Charge
 Revenue, Series 1998, AMT 5.250% 12/01/09
 Insured: AMBAC.......................................   --         --            --          --   5,000,000   5,434,300
Port Seattle Washington Revenue, Series 1996B, AMT
 6.000% 09/01/08 Insured: FGIC........................   --         --            --          --   3,580,000   3,984,826
San Francisco California City and County Airport
 Commision International Airport Revenue
 Refunding, Series 2003B-29 5.250% 05/01/13
 Insured: FGIC........................................   --         --            --          --   2,000,000   2,264,520
Tucson Arizona Airport Authority, Inc. Revenue, Series
 2001, AMT 5.500% 06/01/12 Insured: AMBAC.............   --         --            --          --     500,000     550,340
                                                                    --                  ---------            -----------
   Airports Total.....................................              --                 2,127,460             107,028,263
                                                                    --                  ---------            -----------
Ports
Port Oakland California Port Revenue Refunding Series
 1997H, AMT 5.50% 11/1/15 Insured: MBIA...............   --         --            --          --   6,000,000   6,470,940
Port of Seattle, Series A 6.000%, 10/01/08 Insured:
 FGIC.................................................   --         --       250,000     275,785     250,000     275,785

                                                                                                        Nations Tennessee
                                                             Nations Intermediate   Nations Kansas        Intermediate
                                                             Municipal Bond Fund  Municipal Income Fund Municipal Bond Fund
                                                                 Target Fund          Target Fund          Target Fund
                                                             -------------------- --------------------- -------------------
                                                    % of Net
                                                     Assets   Par ($)   Value ($)  Par ($)   Value ($)  Par ($)  Value ($)
                                                    -------- ---------- --------- ---------  ---------  -------  ---------
Port of Seattle, Series A 5.500%, 02/01/26 Insured:
 MBIA..............................................                  --        --        --         --    --        --
                                                                        ---------            ---------              --
   Ports Total.....................................                     6,470,940                   --              --
                                                                        ---------            ---------              --
Toll Facilities                                       1.9%
Colorado Public Highway Authority Revenue Series
 B(d) 09/01/18 Insured: MBIA.......................                  --        --        --         --    --        --
Colorado E-470 Pubic Highway Authority Revenue
 Refunding Series 1997B(d) 09/01/12 Insured:
 MBIA..............................................          10,000,000 7,427,500        --         --    --        --
Kansas State Turnpike Authority Revenue Series
 2002 Insured: FSA
  5.250% 09/01/15..................................                  --        -- 1,855,000  2,134,790    --        --
  5.250% 09/01/16..................................                  --        -- 1,230,000  1,420,318    --        --
New Jersey State Turnpike Authority Revenue
 Series A 5.750%, 01/01/19 Insured: MBIA...........                  --        --        --         --    --        --
New Jersey State Turnpike Authority Revenue
 Series A 6.000%, 01/01/11 Un-refunded Insured:
 MBIA..............................................                  --        --        --         --    --        --
New Jersey State Turnpike Authority Revenue
 Series A 6.000%, 01/01/13 Insured: MBIA...........                  --        --        --         --    --        --
New York State Thruway Authority, Second
 General Highway & Bridge Trust Fund, Series A
 5.250%, 04/01/12 Insured: MBIA....................                  --        --        --         --    --        --
New York, Triborough Bridge & Tunnel Authority,
 General Purpose Series B 5.000%, 11/15/09.........                  --        --        --         --    --        --
New York, Triborough Bridge and Tunnel
 Authority, Series 2002 5.500% 11/15/18 Insured:
 MBIA..............................................           5,000,000 5,906,399        --         --    --        --
Northwest Colorado, Parkway Public Highway
 Authority, Revenue Series 2001C(d) 6/15/21
 Insured: AMBAC....................................           4,000,000 3,184,960        --         --    --        --
Ohio State Turnpike Commission Turnpike
 Revenue Series A 5.500%, 02/15/21 Insured:
 FGIC..............................................                  --        --        --         --    --        --
Ohio State Turnpike Commission Turnpike
 Revenue Series A 5.500%, 02/15/24 Insured:
 FGIC..............................................                  --        --        --         --    --        --
Pennsylvania State Turnpike, Series S 5.500%,
 06/01/15..........................................                  --        --        --         --    --        --

                                                    Columbia Pennsylvania Columbia Intermediate Columbia Intermediate
                                                    Intermediate Tax-         Tax-Exempt             Tax-Exempt
                                                    Exempt Bond Fund           Bond Fund           Bond Fund Pro-
                                                       Target Fund          Acquiring Fund         Forma Combined
                                                    --------------------- --------------------- --------------------

                                                    Par ($)   Value ($)    Par ($)   Value ($)   Par ($)    Value ($)
                                                    -------   ---------   ---------  ---------  ----------  ---------
Port of Seattle, Series A 5.500%, 02/01/26 Insured:
 MBIA..............................................   --         --       2,625,000  2,853,217   2,625,000  2,853,217
                                                                 --                  ---------              ---------
   Ports Total.....................................              --                  3,129,002              9,599,942
                                                                 --                  ---------              ---------
Toll Facilities
Colorado Public Highway Authority Revenue Series
 B(d) 09/01/18 Insured: MBIA.......................   --         --       1,500,000    809,295   1,500,000    809,295
Colorado E-470 Pubic Highway Authority Revenue
 Refunding Series 1997B(d) 09/01/12 Insured:
 MBIA..............................................   --         --              --         --  10,000,000  7,427,500
Kansas State Turnpike Authority Revenue Series
 2002 Insured: FSA
  5.250% 09/01/15..................................   --         --              --         --   1,855,000  2,134,790
  5.250% 09/01/16..................................   --         --              --         --   1,230,000  1,420,318
New Jersey State Turnpike Authority Revenue
 Series A 5.750%, 01/01/19 Insured: MBIA...........   --         --       3,000,000  3,367,950   3,000,000  3,367,950
New Jersey State Turnpike Authority Revenue
 Series A 6.000%, 01/01/11 Un-refunded Insured:
 MBIA..............................................   --         --       2,125,000  2,471,269   2,125,000  2,471,269
New Jersey State Turnpike Authority Revenue
 Series A 6.000%, 01/01/13 Insured: MBIA...........   --         --       1,200,000  1,421,868   1,200,000  1,421,868
New York State Thruway Authority, Second
 General Highway & Bridge Trust Fund, Series A
 5.250%, 04/01/12 Insured: MBIA....................   --         --       2,145,000  2,428,869   2,145,000  2,428,869
New York, Triborough Bridge & Tunnel Authority,
 General Purpose Series B 5.000%, 11/15/09.........   --         --       2,000,000  2,213,060   2,000,000  2,213,060
New York, Triborough Bridge and Tunnel
 Authority, Series 2002 5.500% 11/15/18 Insured:
 MBIA..............................................   --         --              --         --   5,000,000  5,906,399
Northwest Colorado, Parkway Public Highway
 Authority, Revenue Series 2001C(d) 6/15/21
 Insured: AMBAC....................................   --         --              --         --   4,000,000  3,184,960
Ohio State Turnpike Commission Turnpike
 Revenue Series A 5.500%, 02/15/21 Insured:
 FGIC..............................................   --         --       2,000,000  2,343,340   2,000,000  2,343,340
Ohio State Turnpike Commission Turnpike
 Revenue Series A 5.500%, 02/15/24 Insured:
 FGIC..............................................   --         --       1,000,000  1,156,190   1,000,000  1,156,190
Pennsylvania State Turnpike, Series S 5.500%,
 06/01/15..........................................   --         --       1,000,000  1,129,740   1,000,000  1,129,740

                                                                                                         Nations Tennessee
                                                             Nations Intermediate   Nations Kansas         Intermediate
                                                             Municipal Bond Fund   Municipal Income Fund Municipal Bond Fund
                                                                 Target Fund          Target Fund           Target Fund
                                                            ---------------------- --------------------- -------------------
                                                   % of Net
                                                    Assets   Par ($)    Value ($)  Par ($)   Value ($)   Par ($)  Value ($)
                                                   -------- ---------- ----------- -------   ---------   -------  ---------
Texas State Turnpike Authority, Central Texas
 Turnpike Systems Revenue Second Tier,
 Building Anticipation Notes 5.000%,
 06/01/08.........................................                  --          --   --             --     --            --
Delaware River Joint Toll Bridge, Common PA
 Bridge Revenue 5.250%, 07/01/11(f)...............                  --          --   --             --     --            --
Pennsylvania State Turnpike Commission
 Turnpike Revenue, Series S 5.000%, 06/01/11
 Insured: FGIC....................................                  --          --   --             --     --            --
                                                                       -----------            ---------           ---------
   Toll Facilities Total..........................                      16,518,859           3,555,108                   --
                                                                       -----------            ---------           ---------
Transportation                                       2.8%
Arkansas State Federal Highway Grant
 Anticipation, GO, Series 2000A 5.50%
 8/1/2011.........................................          10,000,000  11,160,900   --             --     --            --
Arkansas State, GO, Series 2001A 5.250%
 08/01/09.........................................          13,725,000  15,337,001   --             --     --            --
Chicago Illinois Public Building Commission
 Chicago Transit Authority, Series 1995 6.600%
 01/01/15 Pre-refunded 01/01/05 @ 100 Insured:
 AMBAC............................................           1,000,000   1,008,320   --             --     --            --
District of Columbia, Metro Area Transit Authority
 Gross Revenue 6.000%, 07/01/07 Insured:
 FGIC.............................................                  --          --   --             --     --            --
Indiana Transportation Finance Authority Highway
 Revenue 5.750%, 12/01/14.........................                  --          --   --             --     --            --
Massachusetts State Federal Highway Grant
 Anticipation Notes Series A 5.750%,
 06/15/13.........................................                  --          --   --             --     --            --
New Jersey State Transit Corp. Federal Transit
 Administration Grants Series A 5.500%
 09/15/15 Insured: AMBAC..........................           6,725,000   7,774,503   --             --     --            --
Ohio State Highway Revenue Major New State
 Infrastructure, Series 2002 5.000% 06/15/10......          10,695,000  11,844,392   --             --     --            --
Scioto County Ohio Marine Terminal Revenue,
 Refunding Norfolk Southern Corp. Project,
 Series 1998 5.300% 08/15/13......................           2,500,000   2,601,400   --             --     --            --
South Carolina Transportation Infrastruture
 Revenue, Refunding Series 2004B 5.250%
 10/01/14.........................................          12,445,000  14,237,951   --             --     --            --
                                                                       -----------            ---------           ---------
   Transportation Total...........................                      63,964,467                  --                   --
                                                                       -----------            ---------           ---------
   TRANSPORTATION TOTAL...........................                     207,917,719           4,081,333            1,075,086
                                                                       ===========            =========           =========

                                                   Columbia Pennsylvania Columbia Intermediate Columbia Intermediate
                                                   Intermediate Tax-          Tax-Exempt             Tax-Exempt
                                                   Exempt Bond Fund           Bond Fund            Bond Fund Pro-
                                                      Target Fund           Acquiring Fund         Forma Combined
                                                   --------------------- --------------------  ----------------------

                                                   Par ($)   Value ($)    Par ($)   Value ($)   Par ($)    Value ($)
                                                   -------   ---------   ---------  ---------- ---------- -----------
Texas State Turnpike Authority, Central Texas
 Turnpike Systems Revenue Second Tier,
 Building Anticipation Notes 5.000%,
 06/01/08.........................................      --          --   7,000,000   7,612,780  7,000,000   7,612,780
Delaware River Joint Toll Bridge, Common PA
 Bridge Revenue 5.250%, 07/01/11(f)............... 500,000     559,210          --          --    500,000     559,210
Pennsylvania State Turnpike Commission
 Turnpike Revenue, Series S 5.000%, 06/01/11
 Insured: FGIC.................................... 500,000     557,565          --          --    500,000     557,565
                                                              ---------             ----------            -----------
   Toll Facilities Total..........................           1,116,775              24,954,361             46,145,103
                                                              ---------             ----------            -----------
Transportation
Arkansas State Federal Highway Grant
 Anticipation, GO, Series 2000A 5.50%
 8/1/2011.........................................      --          --          --          -- 10,000,000  11,160,900
Arkansas State, GO, Series 2001A 5.250%
 08/01/09.........................................      --          --          --          -- 13,725,000  15,337,001
Chicago Illinois Public Building Commission
 Chicago Transit Authority, Series 1995 6.600%
 01/01/15 Pre-refunded 01/01/05 @ 100 Insured:
 AMBAC............................................      --          --          --          --  1,000,000   1,008,320
District of Columbia, Metro Area Transit Authority
 Gross Revenue 6.000%, 07/01/07 Insured:
 FGIC.............................................      --          --     250,000     275,405    250,000     275,405
Indiana Transportation Finance Authority Highway
 Revenue 5.750%, 12/01/14.........................      --          --   2,485,000   2,826,340  2,485,000   2,826,340
Massachusetts State Federal Highway Grant
 Anticipation Notes Series A 5.750%,
 06/15/13.........................................      --          --     350,000     399,354    350,000     399,354
New Jersey State Transit Corp. Federal Transit
 Administration Grants Series A 5.500%
 09/15/15 Insured: AMBAC..........................      --          --          --          --  6,725,000   7,774,503
Ohio State Highway Revenue Major New State
 Infrastructure, Series 2002 5.000% 06/15/10......      --          --          --          -- 10,695,000  11,844,392
Scioto County Ohio Marine Terminal Revenue,
 Refunding Norfolk Southern Corp. Project,
 Series 1998 5.300% 08/15/13......................      --          --          --          --  2,500,000   2,601,400
South Carolina Transportation Infrastruture
 Revenue, Refunding Series 2004B 5.250%
 10/01/14.........................................      --          --          --          -- 12,445,000  14,237,951
                                                              ---------             ----------            -----------
   Transportation Total...........................                  --               3,501,099             67,465,566
                                                              ---------             ----------            -----------
   TRANSPORTATION TOTAL...........................           1,116,775              33,711,922            247,902,835
                                                              =========             ==========            ===========

                                                                                                     Nations Tennessee
                                                          Nations Intermediate   Nations Kansas        Intermediate
                                                          Municipal Bond Fund  Municipal Income Fund Municipal Bond Fund
                                                              Target Fund          Target Fund          Target Fund
                                                          -------------------- --------------------- -------------------
                                                 % of Net
                                                  Assets   Par ($)  Value ($)   Par ($)   Value ($)  Par ($)  Value ($)
                                                 -------- --------- ---------- ---------  ---------  -------  ---------
UTILITY                                            11.2%
Investor Owned                                      1.4%
Hillsborough County Florida, IDA, PCR Tampa
 Electric Co. 4.000%, 05/15/18(a)...............                 --         --        --         --    --        --
Indiana State Development Finance Authority
 Pollution Control Revenue Southern Indiana Gas
 and Electric Project, Series 1998C 5.000%
 03/01/30.......................................          9,100,000  9,364,628        --         --    --        --
Lincoln County Wyoming, PCR PacifiCorp
 3.400%, 01/01/16(a)............................                 --         --        --         --    --        --
New Hampshire State Business Finance Authority
 PCR, Public Service Co. Project, N.H. Project,
 Series C 5.450%, 05/01/21 Insured: MBIA........                 --         --        --         --    --        --
Redeemable River Authority Texas Pollution
 Control Revenue Southwestern Public 5.200%
 07/01/11 Insured: AMBAC........................          6,000,000  6,152,700        --         --    --        --
Sabine River Authority Texas, Pollution Control
 Revenue TXU Electric Co. Project, Refunding,
 Series 2001B 5.750% 05/01/30...................          2,995,000  3,244,004        --         --    --        --
San Antonio, Texas, Electric & Gas 5.375%,
 02/01/14.......................................                 --         --        --         --    --        --
Texas Brazos River Authority Pollution Control
 Revenue TXU Electric Co. Project, Series 2001C,
 AMT 5.750% 05/01/36............................          5,195,000  5,626,912        --         --    --        --
                                                                    ----------            ---------              --
   Investor Owned Total.........................                    24,388,244                   --              --
                                                                    ----------            ---------              --
Joint Power Authority                               1.1%
Energy NorthWest Washington Electric Revenue
 Project Number 1, Series A 5.500%, 07/01/16
 Insured: MBIA..................................                 --         --        --         --    --        --
Energy NorthWest Washington Electric Revenue
 Refunding Columbia Generating, Series 2002 A
 5.750%, 07/01/18 Insured: MBIA.................                 --         -- 1,000,000  1,146,570    --        --
Georgia Municipal Electric Authority Power
 Revenue Series Y Un-refunded 6.400%, 01/01/13
 Insured: AMBAC.................................                 --         --        --         --    --        --
North Carolina Eastern Municipal Power Agency
 Power System Revenue, Series B 6.125%,
 01/01/09.......................................                 --         --        --         --    --        --
North Carolina Eastern Municipal Power Agency
 Power System Revenue, Series C 5.500%,
 01/01/07.......................................                 --         --        --         --    --        --

                                                 Columbia Pennsylvania Columbia Intermediate Columbia Intermediate
                                                 Intermediate Tax-         Tax-Exempt             Tax-Exempt
                                                 Exempt Bond Fund           Bond Fund           Bond Fund Pro-
                                                    Target Fund          Acquiring Fund         Forma Combined
                                                 --------------------- --------------------- --------------------

                                                 Par ($)   Value ($)    Par ($)   Value ($)   Par ($)   Value ($)
                                                 -------   ---------   ---------  ---------  ---------  ----------
UTILITY
Investor Owned
Hillsborough County Florida, IDA, PCR Tampa
 Electric Co. 4.000%, 05/15/18(a)...............   --         --       1,000,000  1,015,350  1,000,000   1,015,350
Indiana State Development Finance Authority
 Pollution Control Revenue Southern Indiana Gas
 and Electric Project, Series 1998C 5.000%
 03/01/30.......................................   --         --              --         --  9,100,000   9,364,628
Lincoln County Wyoming, PCR PacifiCorp
 3.400%, 01/01/16(a)............................   --         --       3,075,000  3,043,881  3,075,000   3,043,881
New Hampshire State Business Finance Authority
 PCR, Public Service Co. Project, N.H. Project,
 Series C 5.450%, 05/01/21 Insured: MBIA........   --         --       1,500,000  1,654,770  1,500,000   1,654,770
Redeemable River Authority Texas Pollution
 Control Revenue Southwestern Public 5.200%
 07/01/11 Insured: AMBAC........................   --         --              --         --  6,000,000   6,152,700
Sabine River Authority Texas, Pollution Control
 Revenue TXU Electric Co. Project, Refunding,
 Series 2001B 5.750% 05/01/30...................   --         --              --         --  2,995,000   3,244,004
San Antonio, Texas, Electric & Gas 5.375%,
 02/01/14.......................................   --         --       2,500,000  2,848,425  2,500,000   2,848,425
Texas Brazos River Authority Pollution Control
 Revenue TXU Electric Co. Project, Series 2001C,
 AMT 5.750% 05/01/36............................   --         --              --         --  5,195,000   5,626,912
                                                              --                  ---------             ----------
   Investor Owned Total.........................              --                  8,562,426             32,950,670
                                                              --                  ---------             ----------
Joint Power Authority
Energy NorthWest Washington Electric Revenue
 Project Number 1, Series A 5.500%, 07/01/16
 Insured: MBIA..................................   --         --       4,675,000  5,268,959  4,675,000   5,268,959
Energy NorthWest Washington Electric Revenue
 Refunding Columbia Generating, Series 2002 A
 5.750%, 07/01/18 Insured: MBIA.................   --         --              --         --  1,000,000   1,146,570
Georgia Municipal Electric Authority Power
 Revenue Series Y Un-refunded 6.400%, 01/01/13
 Insured: AMBAC.................................   --         --       4,250,000  5,041,987  4,250,000   5,041,987
North Carolina Eastern Municipal Power Agency
 Power System Revenue, Series B 6.125%,
 01/01/09.......................................   --         --       2,000,000  2,227,500  2,000,000   2,227,500
North Carolina Eastern Municipal Power Agency
 Power System Revenue, Series C 5.500%,
 01/01/07.......................................   --         --         415,000    439,610    415,000     439,610

                                                                                                    Nations Tennessee
                                                        Nations Intermediate    Nations Kansas        Intermediate
                                                         Municipal Bond Fund  Municipal Income Fund Municipal Bond Fund
                                                             Target Fund          Target Fund          Target Fund
                                                        --------------------- --------------------- -------------------
                                               % of Net
                                                Assets   Par ($)   Value ($)   Par ($)   Value ($)  Par ($)  Value ($)
                                               -------- ---------- ---------- ---------  ---------  -------  ---------
Piedmont, South Carolina, Municipal Power
 Agency Electric Revenue Series A Un-
 refunded 6.125%, 01/01/07 Insured: FGIC......                  --         --        --         --    --        --
Piedmont Municipal Power Agency South
 Carolina Electric Revenue, Refunding Series
 1996B 6.000% 01/01/07 Insured: FGIC..........           5,160,000  5,571,200        --         --    --        --
Salt River Project Arizona Agricultural
 Improvement and Power District Electric
 Systems Revenue Refunding, Series 1993B
 5.200% 01/01/08..............................           1,210,000  1,319,432        --         --    --        --
Salt River, Arizona Project, Agricultural
 Improvement & Power District Electric
 System Revenue Salt River Project, Series C
 5.000%, 01/01/12.............................                  --         --        --         --    --        --
Texas Municipal Power Agency Revenue Un-
 refunded(d) 09/01/15 Insured: MBIA...........                  --         --        --         --    --        --
Utah Assessed Municipal Power System
 Revenue Payson Power Project, Series A
 5.000%, 04/01/12 Insured: FSA................                  --         --        --         --    --        --
Washington State Public Power Supply Systems
 Revenue Nuclear Project No. 2, Refunding,
 Series 1990A 5.800% 07/01/07 Insured:
 FSA..........................................           1,150,000  1,257,330        --         --    --        --
                                                                   ----------            ---------              --
   Joint Power Authority Total................                      8,147,962            1,146,570              --
                                                                   ----------            ---------              --
Municipal Electric                               3.5%
Anchorage Alaska Electric Utility Revenue
 Municipal Light and Power Project, Series
 1996C 5.300% 12/01/11 Insured: AMBAC.........           2,000,000  2,164,800        --         --    --        --
Arizona State Power Reserves Authority
 Revenue, Series 2001 5.000% 10/01/10.........             500,000    554,595        --         --    --        --
Burlington Kansas, Environmental Improvement
 Revenue Refunding Power and Light Project
 Series 1998 C Burlington Kans
 Environmental 4.75% 9/1/15...................                  --         -- 1,500,000  1,571,940    --        --
California State Department of Water
 Resources, Power Supply Revenue, Series A
 5.250%, 05/01/10 Insured: MBIA...............                  --         --        --         --    --        --
California State Department of Water Resources
 Supply Revenue Series 2002A 5.500%
 05/01/11.....................................          10,000,000 11,289,200        --         --    --        --

                                               Columbia Pennsylvania Columbia Intermediate Columbia Intermediate
                                               Intermediate Tax-          Tax-Exempt            Tax-Exempt
                                               Exempt Bond Fund           Bond Fund           Bond Fund Pro-
                                                  Target Fund           Acquiring Fund        Forma Combined
                                               --------------------- --------------------  ---------------------

                                               Par ($)   Value ($)    Par ($)   Value ($)   Par ($)   Value ($)
                                               -------   ---------   ---------  ---------- ---------- ----------
Piedmont, South Carolina, Municipal Power
 Agency Electric Revenue Series A Un-
 refunded 6.125%, 01/01/07 Insured: FGIC......   --         --       2,015,000   2,180,452  2,015,000  2,180,452
Piedmont Municipal Power Agency South
 Carolina Electric Revenue, Refunding Series
 1996B 6.000% 01/01/07 Insured: FGIC..........   --         --              --          --  5,160,000  5,571,200
Salt River Project Arizona Agricultural
 Improvement and Power District Electric
 Systems Revenue Refunding, Series 1993B
 5.200% 01/01/08..............................   --         --              --          --  1,210,000  1,319,432
Salt River, Arizona Project, Agricultural
 Improvement & Power District Electric
 System Revenue Salt River Project, Series C
 5.000%, 01/01/12.............................   --         --       1,000,000   1,117,900  1,000,000  1,117,900
Texas Municipal Power Agency Revenue Un-
 refunded(d) 09/01/15 Insured: MBIA...........   --         --         250,000     158,650    250,000    158,650
Utah Assessed Municipal Power System
 Revenue Payson Power Project, Series A
 5.000%, 04/01/12 Insured: FSA................   --         --       1,250,000   1,391,463  1,250,000  1,391,463
Washington State Public Power Supply Systems
 Revenue Nuclear Project No. 2, Refunding,
 Series 1990A 5.800% 07/01/07 Insured:
 FSA..........................................   --         --              --          --  1,150,000  1,257,330
                                                            --                  ----------            ----------
   Joint Power Authority Total................              --                  17,826,521            27,121,053
                                                            --                  ----------            ----------
Municipal Electric
Anchorage Alaska Electric Utility Revenue
 Municipal Light and Power Project, Series
 1996C 5.300% 12/01/11 Insured: AMBAC.........   --         --              --          --  2,000,000  2,164,800
Arizona State Power Reserves Authority
 Revenue, Series 2001 5.000% 10/01/10.........   --         --              --          --    500,000    554,595
Burlington Kansas, Environmental Improvement
 Revenue Refunding Power and Light Project
 Series 1998 C Burlington Kans
 Environmental 4.75% 9/1/15...................   --         --              --          --  1,500,000  1,571,940
California State Department of Water
 Resources, Power Supply Revenue, Series A
 5.250%, 05/01/10 Insured: MBIA...............   --         --       5,000,000   5,583,950  5,000,000  5,583,950
California State Department of Water Resources
 Supply Revenue Series 2002A 5.500%
 05/01/11.....................................   --         --              --          -- 10,000,000 11,289,200

                                                                                                         Nations Tennessee
                                                            Nations Intermediate   Nations Kansas          Intermediate
                                                             Municipal Bond Fund  Municipal Income Fund Municipal Bond Fund
                                                                 Target Fund         Target Fund            Target Fund
                                                            --------------------- --------------------- -------------------
                                                   % of Net
                                                    Assets   Par ($)   Value ($)  Par ($)   Value ($)    Par ($)  Value ($)
                                                   -------- ---------- ---------- -------   ---------   --------- ---------
California State Department of Water Resources
 Power Supply Revenue Series 2002A 6.000%
 05/01/13.........................................           2,000,000  2,336,240   --         --              --        --
Chelan County Washington Public Utilities
 District No. 1 Hydro Conservative Systems
 Revenue, Series 1997A, AMT Mandatory Put
 07/01/07 4.850% 07/01/32.........................           2,655,000  2,794,786   --         --              --        --
Lower Colorado River Authority Revenue, Series
 A 5.500%, 05/15/21 Insured: AMBAC................                  --         --   --         --              --        --
Michigan Public Power Agency Revenue Belle
 River Project, Series A 5.250%, 01/01/16
 Insured: MBIA....................................                  --         --   --         --              --        --
Minnesota, Northern Municipal Power Agency
 Electric System 5.250%, 01/01/12 Insured:
 FSA..............................................                  --         --   --         --              --        --
Metropolitan Government, Nashville and
 Davidson County, Tennessee Electric Revenue,
 Series 1996A 5.625% 05/15/14.....................                  --         --   --         --         350,000   376,607
Metropolitan Government, Nashville and
 Davidson County, Tennessee Electric Revenue,
 Series 1998B 5.500% 05/15/13.....................                  --         --   --         --       2,000,000 2,305,940
Oklahoma, Grand River Dam Authority Revenue,
 Series A 5.000%, 06/01/12 Insured: FSA...........                  --         --   --         --              --        --
Puerto Rico Electric Power Authority, Series BB
 6.000%, 07/01/12 Insured: MBIA...................                  --         --   --         --              --        --
Puerto Rico Electric Power Authority, Series KK
 5.250%, 07/01/12 Insured: FSA....................                  --         --   --         --              --        --
Sacramento California Municipal Utility District
 Electric Revenue Series 2003S 5.000%
 11/15/09 Insured: FSA............................          10,000,000 11,127,700   --         --              --        --
Sam Rayburn Texas Municipal Power Agency
 Revenue, Series 2002 5.500% 10/01/11.............           8,355,000  9,308,890   --         --              --        --
San Antonio Texas Electric and Gas Revenue
 Refunding, Series 2002 5.000% 02/01/10...........           5,000,000  5,508,200   --         --              --        --
Seattle Washington Municipal Light & Power
 Revenue, Refunding, Series 2001 5.250%
 03/01/11 Insured: FSA............................          10,365,000 11,634,298   --         --              --        --
Seattle Washington, Municipal Light & Power
 Revenue 5.875%, 10/01/10 Insured: MBIA...........                  --         --   --         --              --        --
Springfield Illinois Electric Revenue, Series 1991
 6.500% 03/01/07..................................           2,250,000  2,469,510   --         --              --        --

                                                   Columbia Pennsylvania Columbia Intermediate Columbia Intermediate
                                                   Intermediate Tax-         Tax-Exempt             Tax-Exempt
                                                   Exempt Bond Fund           Bond Fund           Bond Fund Pro-
                                                      Target Fund          Acquiring Fund         Forma Combined
                                                   --------------------- --------------------- ---------------------

                                                   Par ($)   Value ($)    Par ($)   Value ($)   Par ($)   Value ($)
                                                   -------   ---------   ---------  ---------  ---------- ----------
California State Department of Water Resources
 Power Supply Revenue Series 2002A 6.000%
 05/01/13.........................................   --         --              --         --   2,000,000  2,336,240
Chelan County Washington Public Utilities
 District No. 1 Hydro Conservative Systems
 Revenue, Series 1997A, AMT Mandatory Put
 07/01/07 4.850% 07/01/32.........................   --         --              --         --   2,655,000  2,794,786
Lower Colorado River Authority Revenue, Series
 A 5.500%, 05/15/21 Insured: AMBAC................   --         --       1,500,000  1,657,335   1,500,000  1,657,335
Michigan Public Power Agency Revenue Belle
 River Project, Series A 5.250%, 01/01/16
 Insured: MBIA....................................   --         --       1,000,000  1,140,740   1,000,000  1,140,740
Minnesota, Northern Municipal Power Agency
 Electric System 5.250%, 01/01/12 Insured:
 FSA..............................................   --         --       2,490,000  2,772,266   2,490,000  2,772,266
Metropolitan Government, Nashville and
 Davidson County, Tennessee Electric Revenue,
 Series 1996A 5.625% 05/15/14.....................   --         --              --         --     350,000    376,607
Metropolitan Government, Nashville and
 Davidson County, Tennessee Electric Revenue,
 Series 1998B 5.500% 05/15/13.....................   --         --              --         --   2,000,000  2,305,940
Oklahoma, Grand River Dam Authority Revenue,
 Series A 5.000%, 06/01/12 Insured: FSA...........   --         --       1,000,000  1,117,540   1,000,000  1,117,540
Puerto Rico Electric Power Authority, Series BB
 6.000%, 07/01/12 Insured: MBIA...................   --         --       3,000,000  3,578,550   3,000,000  3,578,550
Puerto Rico Electric Power Authority, Series KK
 5.250%, 07/01/12 Insured: FSA....................   --         --       1,000,000  1,142,090   1,000,000  1,142,090
Sacramento California Municipal Utility District
 Electric Revenue Series 2003S 5.000%
 11/15/09 Insured: FSA............................   --         --              --         --  10,000,000 11,127,700
Sam Rayburn Texas Municipal Power Agency
 Revenue, Series 2002 5.500% 10/01/11.............   --         --              --         --   8,355,000  9,308,890
San Antonio Texas Electric and Gas Revenue
 Refunding, Series 2002 5.000% 02/01/10...........   --         --              --         --   5,000,000  5,508,200
Seattle Washington Municipal Light & Power
 Revenue, Refunding, Series 2001 5.250%
 03/01/11 Insured: FSA............................   --         --              --         --  10,365,000 11,634,298
Seattle Washington, Municipal Light & Power
 Revenue 5.875%, 10/01/10 Insured: MBIA...........   --         --       2,300,000  2,629,383   2,300,000  2,629,383
Springfield Illinois Electric Revenue, Series 1991
 6.500% 03/01/07..................................   --         --              --         --   2,250,000  2,469,510

                                                                                                  Nations Tennessee
                                                     Nations Intermediate   Nations Kansas          Intermediate
                                                      Municipal Bond Fund  Municipal Income Fund Municipal Bond Fund
                                                          Target Fund         Target Fund            Target Fund
                                                     --------------------- --------------------- -------------------
                                            % of Net
                                             Assets   Par ($)   Value ($)  Par ($)   Value ($)    Par ($)  Value ($)
                                            -------- ---------- ---------- -------   ---------   --------- ---------
Tennergy Corp., Tennessee, Gas Revenue
 5.000% 06/01/07 Insured: MBIA.............                  --         --   --             --   1,500,000 1,609,530
                                                                ----------            ---------            ---------
   Municipal Electric Total................                     59,188,219           1,571,940             4,292,077
                                                                ----------            ---------            ---------
Water & Sewer                                 5.2%
Atlanta Georgia Water and Wastewater
 Revenue, Series 1999A 5.500% 11/01/18
 Insured: FGIC.............................          15,305,000 18,019,189   --             --          --        --
California State Department of Water
 Resources, Center Valley Project, Series X
 5.500%, 12/01/15 Insured: FGIC............                  --         --   --             --          --        --
Central Arizona Water Conservation District
 Contract Revenue Central Arizona Project,
 Series A 5.500%, 11/01/08.................                  --         --   --             --          --        --
Charlotte, North Carolina, Water & Sewer
 System Revenue, Series A 5.000%,
 07/01/09..................................                  --         --   --             --          --        --
Chicago, Illinois, Water Revenue 6.500%,
 11/01/09 Insured: FGIC....................                  --         --   --             --          --        --
Chicago Illinois Water Revenue Refunding,
 Series 1992 5.600% 11/01/04 Insured:
 AMBAC.....................................           2,000,000  2,000,420   --             --          --        --
Chicago Illinois Water Revenue Refunding,
 Series 1992 5.100% 11/01/08 Insured:
 FGIC......................................           1,490,000  1,634,575   --             --          --        --
Citrus Heights California Water District
 Revenue, Series 2000 5.250% 10/01/20
 Insured: FGIC.............................           1,800,000  1,976,202   --             --          --        --
Cleveland, Ohio, Waterworks Revenue First
 Mortgage, Series G 5.500%, 01/01/13
 Insured: MBIA.............................                  --         --   --             --          --        --
Columbus, Ohio, Water & Sewer Revenue
 5.000%, 05/01/10 Insured: FSA.............                  --         --   --             --          --        --
Colorado River Texas Municipal Water
 Revenue Refunding, Series 2003 5.000%
 01/01/12 Insured: AMBAC...................           4,030,000  4,477,773   --             --          --        --
Coppell Texas Waterworks and Sewer Systems
 Revenue, Series 2001 5.000% 09/01/09
 Insured: FSA..............................           1,455,000  1,554,871   --             --          --        --
Dallas Texas Waterworks and Sewer System
 Revenue Refunding Series 2001 5.000%
 10/01/16..................................           7,300,000  7,902,907   --             --          --        --

                                            Columbia Pennsylvania Columbia Intermediate Columbia Intermediate
                                            Intermediate Tax-          Tax-Exempt            Tax-Exempt
                                            Exempt Bond Fund           Bond Fund           Bond Fund Pro-
                                               Target Fund           Acquiring Fund        Forma Combined
                                            --------------------- --------------------  ---------------------

                                            Par ($)   Value ($)    Par ($)   Value ($)   Par ($)   Value ($)
                                            -------   ---------   ---------  ---------- ---------- ----------
Tennergy Corp., Tennessee, Gas Revenue
 5.000% 06/01/07 Insured: MBIA.............   --         --              --          --  1,500,000  1,609,530
                                                         --                  ----------            ----------
   Municipal Electric Total................              --                  19,621,854            84,674,090
                                                         --                  ----------            ----------
Water & Sewer
Atlanta Georgia Water and Wastewater
 Revenue, Series 1999A 5.500% 11/01/18
 Insured: FGIC.............................   --         --              --          -- 15,305,000 18,019,189
California State Department of Water
 Resources, Center Valley Project, Series X
 5.500%, 12/01/15 Insured: FGIC............   --         --       1,000,000   1,173,420  1,000,000  1,173,420
Central Arizona Water Conservation District
 Contract Revenue Central Arizona Project,
 Series A 5.500%, 11/01/08.................   --         --         250,000     278,750    250,000    278,750
Charlotte, North Carolina, Water & Sewer
 System Revenue, Series A 5.000%,
 07/01/09..................................   --         --       1,000,000   1,104,450  1,000,000  1,104,450
Chicago, Illinois, Water Revenue 6.500%,
 11/01/09 Insured: FGIC....................   --         --       2,155,000   2,520,941  2,155,000  2,520,941
Chicago Illinois Water Revenue Refunding,
 Series 1992 5.600% 11/01/04 Insured:
 AMBAC.....................................   --         --              --          --  2,000,000  2,000,420
Chicago Illinois Water Revenue Refunding,
 Series 1992 5.100% 11/01/08 Insured:
 FGIC......................................   --         --              --          --  1,490,000  1,634,575
Citrus Heights California Water District
 Revenue, Series 2000 5.250% 10/01/20
 Insured: FGIC.............................   --         --              --          --  1,800,000  1,976,202
Cleveland, Ohio, Waterworks Revenue First
 Mortgage, Series G 5.500%, 01/01/13
 Insured: MBIA.............................   --         --         750,000     845,055    750,000    845,055
Columbus, Ohio, Water & Sewer Revenue
 5.000%, 05/01/10 Insured: FSA.............   --         --       1,000,000   1,106,690  1,000,000  1,106,690
Colorado River Texas Municipal Water
 Revenue Refunding, Series 2003 5.000%
 01/01/12 Insured: AMBAC...................   --         --              --          --  4,030,000  4,477,773
Coppell Texas Waterworks and Sewer Systems
 Revenue, Series 2001 5.000% 09/01/09
 Insured: FSA..............................   --         --              --          --  1,455,000  1,554,871
Dallas Texas Waterworks and Sewer System
 Revenue Refunding Series 2001 5.000%
 10/01/16..................................   --         --              --          --  7,300,000  7,902,907

                                                                                                       Nations Tennessee
                                                            Nations Intermediate   Nations Kansas        Intermediate
                                                            Municipal Bond Fund  Municipal Income Fund Municipal Bond Fund
                                                                Target Fund          Target Fund          Target Fund
                                                            -------------------  --------------------- -------------------
                                                   % of Net
                                                    Assets   Par ($)   Value ($)  Par ($)   Value ($)  Par ($)  Value ($)
                                                   -------- ---------  --------- ---------  ---------  -------  ---------
De Kalb County, Georgia, Water & Sewer Revenue
 6.250%, 10/01/06.................................                 --         --        --         --    --        --
Delaware State EDA Revenue Water Development,
 Wilmington Suburban Series B 6.450%,
 12/01/07.........................................                 --         --        --         --    --        --
Detroit Michigan Water Supply Systems Revenue
 Refunding, Series 1995B 5.300% 07/01/09..........          1,000,000  1,112,910        --         --    --        --
District of Columbia Water and Sewer Authority
 Public Utility Revenue Series 1998 5.500%
 10/01/11 Insured: FSA............................          2,000,000  2,282,600        --         --    --        --
Houston Texas Utility System Revenue, Refunding,
 Series 2004A 5.25% 05/15/2024 Insured: FGIC......          5,000,000  5,380,700        --         --    --        --
Houston, Texas, Water & Sewer System Junior Lien,
 Series C(d) 12/01/11 Insured: AMBAC..............                 --         --        --         --    --        --
Houston, Texas, Water & Sewer System Junior Lien
 Series C 5.500%, 12/01/17 Insured: FSA...........                 --         --        --         --    --        --
Houston, Texas, Water Conveyance System Contract
 COP Series J 6.125%, 12/15/06 Insured:
 AMBAC............................................                 --         --        --         --    --        --
Indiana Bond Bank Revenue State Revolving Fund
 Program, Series A 5.375%, 02/01/13...............                 --         --        --         --    --        --
Johnson County Kansas Water District Number 001,
 Water Revenue Series 2001 5.000% 12/01/12........                 --         -- 1,000,000  1,111,180    --        --
Kansas City Missouri Water Revenue, Series 1994
 5.900% 12/01/05..................................          1,590,000  1,595,676        --         --    --        --
Kitsap County Washington Sewer Revenue, Series
 1996 5.600% 07/01/08 Insured: MBIA...............          1,000,000  1,055,150        --         --    --        --
Massachusetts State WRA, Series B 5.500%, 08/01/15
 Insured: FSA.....................................                 --         --        --         --    --        --
Milwaukee Wisconsin Metropolitan Sewer District,
 GO, Series 1997A 5.125% 10/01/16.................          5,790,000  6,213,944        --         --    --        --
New York City, New York Municipal Water Finance
 Authority Water and Sewer System Revenue, Series
 2000B 5.125%0 6/15/31............................          7,000,000  7,191,450        --         --    --        --
Northwest Illinois Municipal Junction Action Water
 Agency and Supply Systems Revenue, Series 1997
 5.125% 05/01/11 Insured: MBIA....................          6,985,000  7,585,151        --         --    --        --
Phoenix, Arizona, Civic Improvement Wastewater
 System Revenue Junior Lien 5.250%, 07/01/08
 Insured: FGIC....................................                 --         --        --         --    --        --

                                                   Columbia Pennsylvania Columbia Intermediate Columbia Intermediate
                                                   Intermediate Tax-         Tax-Exempt            Tax-Exempt
                                                   Exempt Bond Fund           Bond Fund          Bond Fund Pro-
                                                      Target Fund          Acquiring Fund        Forma Combined
                                                   --------------------- --------------------- ---------------------

                                                   Par ($)   Value ($)    Par ($)   Value ($)   Par ($)   Value ($)
                                                   -------   ---------   ---------  ---------  ---------  ---------
De Kalb County, Georgia, Water & Sewer Revenue
 6.250%, 10/01/06.................................   --         --       2,000,000  2,159,460  2,000,000  2,159,460
Delaware State EDA Revenue Water Development,
 Wilmington Suburban Series B 6.450%,
 12/01/07.........................................   --         --       1,165,000  1,293,499  1,165,000  1,293,499
Detroit Michigan Water Supply Systems Revenue
 Refunding, Series 1995B 5.300% 07/01/09..........   --         --              --         --  1,000,000  1,112,910
District of Columbia Water and Sewer Authority
 Public Utility Revenue Series 1998 5.500%
 10/01/11 Insured: FSA............................   --         --              --         --  2,000,000  2,282,600
Houston Texas Utility System Revenue, Refunding,
 Series 2004A 5.25% 05/15/2024 Insured: FGIC......   --         --              --         --  5,000,000  5,380,700
Houston, Texas, Water & Sewer System Junior Lien,
 Series C(d) 12/01/11 Insured: AMBAC..............   --         --       4,000,000  3,098,080  4,000,000  3,098,080
Houston, Texas, Water & Sewer System Junior Lien
 Series C 5.500%, 12/01/17 Insured: FSA...........   --         --       4,720,000  5,311,086  4,720,000  5,311,086
Houston, Texas, Water Conveyance System Contract
 COP Series J 6.125%, 12/15/06 Insured:
 AMBAC............................................   --         --       1,000,000  1,082,520  1,000,000  1,082,520
Indiana Bond Bank Revenue State Revolving Fund
 Program, Series A 5.375%, 02/01/13...............   --         --       1,910,000  2,165,176  1,910,000  2,165,176
Johnson County Kansas Water District Number 001,
 Water Revenue Series 2001 5.000% 12/01/12........   --         --              --         --  1,000,000  1,111,180
Kansas City Missouri Water Revenue, Series 1994
 5.900% 12/01/05..................................   --         --              --         --  1,590,000  1,595,676
Kitsap County Washington Sewer Revenue, Series
 1996 5.600% 07/01/08 Insured: MBIA...............   --         --              --         --  1,000,000  1,055,150
Massachusetts State WRA, Series B 5.500%, 08/01/15
 Insured: FSA.....................................   --         --       1,000,000  1,162,320  1,000,000  1,162,320
Milwaukee Wisconsin Metropolitan Sewer District,
 GO, Series 1997A 5.125% 10/01/16.................   --         --              --         --  5,790,000  6,213,944
New York City, New York Municipal Water Finance
 Authority Water and Sewer System Revenue, Series
 2000B 5.125%0 6/15/31............................   --         --              --         --  7,000,000  7,191,450
Northwest Illinois Municipal Junction Action Water
 Agency and Supply Systems Revenue, Series 1997
 5.125% 05/01/11 Insured: MBIA....................   --         --              --         --  6,985,000  7,585,151
Phoenix, Arizona, Civic Improvement Wastewater
 System Revenue Junior Lien 5.250%, 07/01/08
 Insured: FGIC....................................   --         --       1,130,000  1,242,514  1,130,000  1,242,514

                                                                                                  Nations Tennessee
                                                     Nations Intermediate     Nations Kansas         Intermediate
                                                      Municipal Bond Fund   Municipal Income Fund Municipal Bond Fund
                                                          Target Fund          Target Fund           Target Fund
                                                    ----------------------- --------------------- ------------------
                                           % of Net
                                            Assets   Par ($)    Value ($)   Par ($)   Value ($)   Par ($)  Value ($)
                                           -------- --------- ------------- -------   ----------  -------  ----------
Pico Rivera California Water Authority
 Revenue Series 1999A 5.500%
 05/01/29 Insured: MBIA...................          3,000,000     3,398,159   --              --    --             --
Seattle, Washington, Water System
 Revenue 5.375%, 08/01/09.................                 --            --   --              --    --             --
Tallahassee, Florida, Consolidated Utility
 Systems 5.500%, 10/01/17 Insured:
 FGIC.....................................                 --            --   --              --    --             --
Tennessee, Metro Government of
 Nashville & Davidson County Water
 & Sewer Revenue, GO 6.500%,
 01/01/10 Insured: FGIC...................                 --            --   --              --    --             --
Winston-Salem North Carolina Water
 and Sewer System Revenue,
 Refunding Series 1997 4.600%
 06/01/11.................................          1,200,000     1,277,676   --              --    --             --
Wyandotte County Kansas Unified
 Government Utility System Revenue
 Refunding, Series 2004 5.650%
 09/01/16 Insured: AMBAC..................          7,555,000     8,958,190   --              --    --             --
Wyandotte County Kansas Unified
 Government Utility System Revenue
 Rrefunding, Series 2004 5.650%
 09/01/17 Insured: AMBAC..................          8,635,000    10,267,274   --              --    --             --
Lancaster County, Sewer Authority
 Revenue 5.000%, 04/01/16 Insured:
 MBIA.....................................                 --            --   --              --    --             --
Philadelphia Water & Waste Water
 Revenue 5.625%, 06/15/09 Insured:
 MBIA-IBC.................................                 --            --   --              --    --             --
                                                              -------------           ----------           ----------
   Water & Sewer Total....................                       93,884,817            1,111,180                   --
                                                              -------------           ----------           ----------
   UTILITY TOTAL..........................                      185,609,242            3,829,690            4,292,077
                                              =               =============           ==========           ==========
   TOTAL MUNICIPAL
    SECURITIES                                                1,730,768,965           67,607,646           57,981,898
                                              =               =============           ==========           ==========

                                           Columbia Pennsylvania Columbia Intermediate  Columbia Intermediate
                                            Intermediate Tax-         Tax-Exempt             Tax-Exempt
                                             Exempt Bond Fund          Bond Fund           Bond Fund Pro-
                                               Target Fund          Acquiring Fund         Forma Combined
                                           --------------------  --------------------- -----------------------

                                            Par ($)   Value ($)   Par ($)   Value ($)   Par ($)    Value ($)
                                           ---------  ---------- --------- ----------- --------- -------------
Pico Rivera California Water Authority
 Revenue Series 1999A 5.500%
 05/01/29 Insured: MBIA...................        --          --        --          -- 3,000,000     3,398,159
Seattle, Washington, Water System
 Revenue 5.375%, 08/01/09.................        --          --   250,000     274,672   250,000       274,672
Tallahassee, Florida, Consolidated Utility
 Systems 5.500%, 10/01/17 Insured:
 FGIC.....................................        --          -- 1,900,000   2,235,863 1,900,000     2,235,863
Tennessee, Metro Government of
 Nashville & Davidson County Water
 & Sewer Revenue, GO 6.500%,
 01/01/10 Insured: FGIC...................        --          -- 2,750,000   3,216,428 2,750,000     3,216,428
Winston-Salem North Carolina Water
 and Sewer System Revenue,
 Refunding Series 1997 4.600%
 06/01/11.................................        --          --        --          -- 1,200,000     1,277,676
Wyandotte County Kansas Unified
 Government Utility System Revenue
 Refunding, Series 2004 5.650%
 09/01/16 Insured: AMBAC..................        --          --        --          -- 7,555,000     8,958,190
Wyandotte County Kansas Unified
 Government Utility System Revenue
 Rrefunding, Series 2004 5.650%
 09/01/17 Insured: AMBAC..................        --          --        --          -- 8,635,000    10,267,274
Lancaster County, Sewer Authority
 Revenue 5.000%, 04/01/16 Insured:
 MBIA.....................................   500,000     551,300        --          --   500,000       551,300
Philadelphia Water & Waste Water
 Revenue 5.625%, 06/15/09 Insured:
 MBIA-IBC................................. 1,000,000   1,128,220        --          -- 1,000,000     1,128,220
                                                      ----------           -----------           -------------
   Water & Sewer Total....................             1,679,520            30,270,924             126,946,441
                                                      ----------           -----------           -------------
   UTILITY TOTAL..........................             1,679,520            76,281,725             271,692,254
                                                      ==========           ===========           =============
   TOTAL MUNICIPAL
    SECURITIES                                        24,033,948           511,837,615           2,392,230,072
                                                      ==========           ===========           =============

                                                                                                        Nations Tennessee
                                                             Nations Intermediate   Nations Kansas        Intermediate
                                                             Municipal Bond Fund  Municipal Income Fund Municipal Bond Fund
                                                                 Target Fund          Target Fund          Target Fund
                                                             -------------------  --------------------- -------------------
                                                    % of Net
                                                     Assets   Par ($)   Value ($)  Par ($)   Value ($)  Par ($)  Value ($)
                                                    -------- ---------  --------- ---------  ---------  -------  ---------
Short-Term Obligations                                0.2%
VARIABLE RATE DEMAND NOTES                            0.2%
Alachua County Florida, Health Facilities Authority
 Revenue Continuing Care Retirement Community,
 Oak Hammock University Project, Series 2002 A
 LOC: BNP Paribas 1.740%, 10/01/32(a)..............                 --         --        --         --       --        --
Hills Iowa Healthcare Revenue Mercy Hospital
 Project LOC: U.S. Bank N.A. 1.740%,
 08/01/32(a).......................................                 --         --        --         --       --        --
Indiana Health Facility Financing Authority Fayette
 Memorial Hospital Association, Inc., Series 2002
 A LOC: U.S. Bank N.A. 1.790%, 10/01/32(a).........                 --         --        --         --       --        --
Indiana Health Facility Financing Authority Revenue
 Golden Years Homestead, Series A LOC: Wells
 Fargo Bank N.A 1.790%, 06/01/25(a)................                 --         --        --         --       --        --
Jackson County Mississippi, Pollution Control
 Revenue Chevron USA, Inc., Series 1992 1.740%,
 12/01/16(a).......................................                 --         --        --         --       --        --
Uinta County Wyoming, Pollution Control Revenue
 Chevron USA, Inc. Project Series 1993 1.740%,
 08/15/20(a).......................................                 --         --        --         --       --        --
Brooklyn Center Minnesota Revenue Brookdale
 Corp. II Project, Series 2001, LOC: U.S. Bank
 N.A. 1.790 12/01/14(a)............................                 --         --        --         --       --        --
Jackson County Mississippi Pollution Control
 Revenue Chevron USA, Inc. Series 1992, 1.740%,
 12/01/16(a).......................................                 --         --        --         --       --        --
Uinta County, Wyoming Pollution Control Revenue
 Chevron USA, Inc., Project, Series 1997, 1.740%
 04/01/10(a).......................................                 --         --        --         --       --        --
                                                                        ---------            ---------            -------
   VARIABLE RATE DEMAND NOTES
    TOTAL..........................................                            --                   --                 --
                                                                        =========            =========            =======
   TOTAL SHORT-TERM OBLIGATIONS....................                            --                   --                 --
                                                                        =========            =========            =======
INVESTMENT COMPANIES                                  0.6%
Federated Tax-Free Obligations Fund................                 --         --        --         --       --        --
Nations Tax-Exempt Reserves, Capital Class(g)......          7,691,000  7,691,000 5,064,000  5,064,000  915,000   915,000
                                                                        ---------            ---------            -------
   TOTAL INVESTMENT COMPANIES......................                     7,691,000            5,064,000            915,000
                                                                        =========            =========            =======

                                                    Columbia Pennsylvania Columbia Intermediate Columbia Intermediate Tax-
                                                    Intermediate Tax-         Tax-Exempt               Exempt
                                                    Exempt Bond Fund           Bond Fund           Bond Fund Pro-
                                                       Target Fund          Acquiring Fund         Forma Combined
                                                    --------------------- --------------------- --------------------------

                                                    Par ($)   Value ($)    Par ($)   Value ($)   Par ($)      Value ($)
                                                    -------   ---------   ---------  ---------   ----------    ----------
Short-Term Obligations
VARIABLE RATE DEMAND NOTES
Alachua County Florida, Health Facilities Authority
 Revenue Continuing Care Retirement Community,
 Oak Hammock University Project, Series 2002 A
 LOC: BNP Paribas 1.740%, 10/01/32(a)..............      --         --      500,000    500,000     500,000       500,000
Hills Iowa Healthcare Revenue Mercy Hospital
 Project LOC: U.S. Bank N.A. 1.740%,
 08/01/32(a).......................................      --         --      800,000    800,000     800,000       800,000
Indiana Health Facility Financing Authority Fayette
 Memorial Hospital Association, Inc., Series 2002
 A LOC: U.S. Bank N.A. 1.790%, 10/01/32(a)......... 100,000    100,000      700,000    700,000     800,000       800,000
Indiana Health Facility Financing Authority Revenue
 Golden Years Homestead, Series A LOC: Wells
 Fargo Bank N.A 1.790%, 06/01/25(a)................      --         --      300,000    300,000     300,000       300,000
Jackson County Mississippi, Pollution Control
 Revenue Chevron USA, Inc., Series 1992 1.740%,
 12/01/16(a).......................................      --         --    1,600,000  1,600,000   1,600,000     1,600,000
Uinta County Wyoming, Pollution Control Revenue
 Chevron USA, Inc. Project Series 1993 1.740%,
 08/15/20(a).......................................      --         --    1,700,000  1,700,000   1,700,000     1,700,000
Brooklyn Center Minnesota Revenue Brookdale
 Corp. II Project, Series 2001, LOC: U.S. Bank
 N.A. 1.790 12/01/14(a)............................ 100,000    100,000           --         --     100,000       100,000
Jackson County Mississippi Pollution Control
 Revenue Chevron USA, Inc. Series 1992, 1.740%,
 12/01/16(a)....................................... 300,000    300,000           --         --     300,000       300,000
Uinta County, Wyoming Pollution Control Revenue
 Chevron USA, Inc., Project, Series 1997, 1.740%
 04/01/10(a)....................................... 100,000    100,000           --         --     100,000       100,000
                                                               -------               ---------                 ----------
   VARIABLE RATE DEMAND NOTES
    TOTAL..........................................            600,000               5,600,000                 6,200,000
                                                               =======               =========                 ==========
   TOTAL SHORT-TERM OBLIGATIONS....................            600,000               5,600,000                 6,200,000
                                                               =======               =========                 ==========
INVESTMENT COMPANIES                                                         Shares
Federated Tax-Free Obligations Fund................      --         --          219        219         219           219
Nations Tax-Exempt Reserves, Capital Class(g)......      --         --           --         --  13,670,000    13,670,000
                                                               -------               ---------                 ----------
   TOTAL INVESTMENT COMPANIES......................                 --                     219                13,670,219
                                                               =======               =========                 ==========

                                                                                       Nations Tennessee   Columbia Pennsylvania
                                          Nations Intermediate     Nations Kansas         Intermediate      Intermediate Tax-
                                          Municipal Bond Fund   Municipal Income Fund Municipal Bond Fund    Exempt Bond Fund
                                              Target Fund            Target Fund          Target Fund          Target Fund
                                         ---------------------- --------------------  -------------------  --------------------
                                % of Net
                                 Assets  Par ($)   Value ($)    Par ($)   Value ($)   Par ($)  Value ($)   Par ($)    Value ($)
                                -------- ------- -------------- -------  -----------  ------- -----------  -------   -----------
Total Investments                 99.0%           1,738,459,965           72,671,646           58,896,898             24,633,948
Other Assets & Liabilities, Net    1.0%              18,202,246             (638,366)          (1,165,021)                89,630
Pro-Forma Adjustments                      --                   (41,709)                --                 (42,192)
                                                 --------------          -----------          -----------            -----------
Net Assets                       100.0%          $1,756,662,211          $72,033,280          $57,731,877            $24,723,578
                                                 ==============          ===========          ===========            ===========
Total Investments At Cost(h)                     $1,649,645,352          $69,480,205          $55,438,186            $22,959,105
                                                 ==============          ===========          ===========            ===========

                                Columbia Intermediate  Columbia Intermediate
                                     Tax-Exempt             Tax-Exempt
                                      Bond Fund           Bond Fund Pro-
                                   Acquiring Fund         Forma Combined
                                --------------------- ----------------------

                                Par ($)   Value ($)   Par ($)    Value ($)
                                -------  ------------ ------- --------------
Total Investments                         517,437,834          2,412,100,291
Other Assets & Liabilities, Net             8,145,955             24,634,444
Pro-Forma Adjustments           (46,132)                            (130,033)
                                         ------------    -    --------------
Net Assets                               $525,583,789         $2,436,604,702
                                         ============    =    ==============
Total Investments At Cost(h)             $475,042,499         $2,272,565,347
                                         ============    =    ==============

Notes to Investment Portfolio:

(a)Variable rate security. The interest rate shown reflects the rate as of October 31, 2004.
(b)Security purchased on a delayed delivery basis.
(c)The Funds have been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(d)Zero coupon bond.
(e)The security or a portion of the security pledged as collateral for open futures contracts. As of October 31, 2004, the total market value of securities pledged amounted to $1,628,730.
(f)This security is tax-exempt in New Jersey and Pennsylvania.
(g)Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advsed by Banc of America Capital Management, LLC.
(h)Cost for federal income tax purposes was $22,941,830 and $474,880,692 for Columbia Pennsylvania Intermediate Municipal Bond Fund and Columbia Intermediate Tax-Exempt Bond Fund, respectively, and the same for the three Nations Target Funds.

   At October 31, 2004, the Columbia Intermediate Tax-Exempt Bond Fund held the following open short futures contracts:

                                          Aggregate   Expiration  Unrealized
   Type                          Value    Face Value     Date    Depreciation
   ----                       ----------- ----------- ---------- ------------
   10-Year U.S. Treasury Note $16,353,000 $16,122,027   Dec-04    $(230,973)
                                                                  ---------

   The Funds hold investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default. A list of these insurers at October 31, 2004 is as follows:

                     Insurer
                     -------
                     AMBAC Assurance Corp.
                     Financial Guaranty Insurance Corp.
                     Federal Housing Adminstration
                     Federal National Mortgage Association
                     Financial Security Assurance, Inc.
                     GNMA Collateralized
                     MBIA Insurance Corp.
                     Permanent School Fund Guaranteed
                     Radian Asset Assurance, Inc.
                     XL Capital Assurance

              Acronym Name
              ------------
              ABAG     Association of Bay Area Governments
              AMBAC    American Municipal Bond Assurance Corp.
              COP      Certificates of Participation
              EDA      Economic Development Authority
              EFC      Environmental Facilities Corp.
              FGIC     Federal Guaranty Insurance Corp.
              FHA      Federal Housing Adminstration
              FNMA     Federal National Mortgage Association
              FSA      Financial Security Assurance Company
              GNMA     Government National Mortgage Association
              GO       Government Obligation Bond
              HEFA     Health and Educational Facilities Authority
              HFA      Housing Finance Authority
              HFDC     Housing Facilities Development Corp.
              HMFC     Housing & Mortgage Finance Corp.
              IDA      Industrial Development Authority
              IFA      Industrial Finance Authority
              ISD      Independent School District
              MBIA     Municipal Bond Insurance Association
              MBIA-IBC MBIA-Insured Bond Certificate
              PCR      Pollution Control Revenue
              PSF-GTD  Permanent School Fund Guaranteed
              RADIAN   Radian Asset Assurance, Inc.
              RAN      Revenue Anticipation Notes
              SFM      Single Family Mortgage
              SP OB    Special Obligation
              TTFA     Transportation Trust Fund Authority
              WRA      Water Resource Authority

            PRO-FORMA COMBINING STATEMENTS OF ASSETS & LIABILITIES
                      As of October 31, 2004 (Unaudited)

                                                                      Nations      Columbia
                                            Nations       Nations    Tennessee   Pennsylvania    Columbia
                                          Intermediate    Kansas    Intermediate Intermediate  Intermediate
                                           Municipal     Municipal   Municipal    Municipal     Tax-Exempt
                                           Bond Fund    Income Fund  Bond Fund    Bond Fund     Bond Fund       Pro-Forma
                                          Target Fund   Target Fund Target Fund  Target Fund  Acquiring Fund   Adjustments
                                         -------------- ----------- ------------ ------------ -------------- -----------
Assets:
Unaffiliated investments, at cost....... $1,641,954,352 $64,416,205 $54,523,186  $22,959,105   $475,042,499  $        --
Affiliated investments, at cost.........      7,691,000   5,064,000     915,000           --             --           --
                                         -------------- ----------- -----------  -----------   ------------  -----------
 Total investments, at cost.............  1,649,645,352  69,480,205  55,438,186   22,959,105    475,042,499           --
Unaffiliated investments, at value...... $1,730,768,965 $67,607,646 $57,981,898  $24,633,948   $517,437,834  $        --
Affiliated investments, at value........      7,691,000   5,064,000     915,000           --             --           --
                                         -------------- ----------- -----------  -----------   ------------  -----------
 Total investments, at value............  1,738,459,965  72,671,646  58,896,898   24,633,948    517,437,834           --
Cash....................................            100         904         417       38,529         92,441           --
Receivable for:
 Investments sold.......................         88,000          --          --        2,631      4,430,422           --
 Fund shares sold.......................        360,509      15,777          33           --        165,532           --
 Interest...............................     25,500,854     792,144     695,624      286,417      7,719,298           --
Receivable from Investment Advisor......      7,630,046      47,069     554,624           --             --           --
Deferred Trustees' compensation plan....             --          --          --        2,705         23,401           --
Other Assets............................             --          --          --        1,477             --           --
                                         -------------- ----------- -----------  -----------   ------------  -----------
   Total Assets......................... $1,772,039,474 $73,527,540 $60,147,596  $24,965,707   $529,868,928  $        --
                                         -------------- ----------- -----------  -----------   ------------  -----------
Liabilities:
Payable for:
 Investments purchased..................             --   1,127,145   1,517,623           --      1,785,192           --
 Fund shares repurchased................        858,458          --         251      143,000        774,436           --
 Futures variation margin...............             --          --          --           --         54,000           --
 Distributions..........................      5,789,940     214,501     190,043       55,237      1,256,456           --
 Investment advisory fee................      7,969,319      53,481     552,409       11,548        243,290           --
 Administration fee.....................        327,709      13,385      10,755        1,407         29,701           --
 Transfer agent fee.....................        202,188      10,467       7,747        1,185         27,253           --
 Pricing and bookkeeping fees...........             --          --          --        2,252         13,861           --
 Trustees' fees.........................         63,633      38,768      94,437          507          1,313           --
 Audit fee..............................         26,443      17,574      15,996       17,651         24,440           --
 Legal fee..............................         36,520      11,076      13,686           --             --           --
 Custody fee............................         31,542       2,415       2,216          871          4,349           --
 Distribution and service fees..........         15,175       1,262       8,028        1,399          9,960           --
 Miscellaneous fee......................         56,336       4,186       2,528           --             --           --
Deferred Trustees' fees.................             --          --          --        2,705         23,401           --
Other liabilities.......................             --          --          --        4,367         37,487      130,033(d)
                                         -------------- ----------- -----------  -----------   ------------  -----------
   Total Liabilities....................     15,377,263   1,494,260   2,415,719      242,129      4,285,139      130,033
                                         -------------- ----------- -----------  -----------   ------------  -----------
Net Assets.............................. $1,756,662,211 $72,033,280 $57,731,877  $24,723,578   $525,583,789  $  (130,033)(d)
                                         ============== =========== ===========  ===========   ============  ===========
Composition of Net Assets:
Paid-in capital......................... $1,664,400,394 $68,397,404 $54,317,287  $24,226,888   $479,545,394           --
Accumulated net investment income.......      2,274,350      79,952      41,880       11,474        939,675     (130,033)(d)
Accumulated net realized gain (loss) on
 investments and futures contracts......      1,172,854     364,483     (86,002)  (1,189,627)     2,934,358           --
Unrealized appreciation (depreciation)
 on:
 Investments............................     88,814,613   3,191,441   3,458,712    1,674,843     42,395,335           --
 Futures contracts......................             --          --          --           --       (230,973)          --
                                         -------------- ----------- -----------  -----------   ------------  -----------
Net Assets.............................. $1,756,662,211 $72,033,280 $57,731,877  $24,723,578   $525,583,789  $  (130,033)(d)
                                         ============== =========== ===========  ===========   ============  ===========
Class A:(a)
Net assets.............................. $           -- $        -- $        --  $ 2,258,530   $ 22,478,855  $54,173,147(d)
Shares outstanding......................             --          --          --      215,810      2,097,863    5,047,384(e)
                                         ============== =========== ===========  ===========   ============
Net asset value per share(b)............             --          --          --  $     10.47   $      10.72
                                         ============== =========== ===========  ===========   ============
Maximum sales charge....................             --          --          --         4.75%          4.75%
                                         ============== =========== ===========  ===========   ============
Maximum offering price per share(c)..... $           -- $        -- $        --  $     10.99   $      11.25
                                         ============== =========== ===========  ===========   ============

                                            Columbia
                                          Intermediate
                                         Tax-Exempt Bond
                                         Fund Pro-Forma
                                            Combined
                                         ---------------
Assets:
Unaffiliated investments, at cost....... $2,258,895,347
Affiliated investments, at cost.........     13,670,000
                                         --------------
 Total investments, at cost.............  2,272,565,347
Unaffiliated investments, at value...... $2,398,430,291
Affiliated investments, at value........     13,670,000
                                         --------------
 Total investments, at value............  2,412,100,291
Cash....................................        132,391
Receivable for:
 Investments sold.......................      4,521,053
 Fund shares sold.......................        541,851
 Interest...............................     34,994,337
Receivable from Investment Advisor......      8,231,739
Deferred Trustees' compensation plan....         26,106
Other Assets............................          1,477
                                         --------------
   Total Assets......................... $2,460,549,245
                                         --------------
Liabilities:
Payable for:
 Investments purchased..................      4,429,960
 Fund shares repurchased................      1,776,145
 Futures variation margin...............         54,000
 Distributions..........................      7,506,177
 Investment advisory fee................      8,830,047
 Administration fee.....................        382,957
 Transfer agent fee.....................        248,840
 Pricing and bookkeeping fees...........         16,113
 Trustees' fees.........................        198,658
 Audit fee..............................        102,104
 Legal fee..............................         61,282
 Custody fee............................         41,393
 Distribution and service fees..........         35,824
 Miscellaneous fee......................         63,050
Deferred Trustees' fees.................         26,106
Other liabilities.......................        171,887
                                         --------------
   Total Liabilities....................     23,944,543
                                         --------------
Net Assets.............................. $2,436,604,702
                                         ==============
Composition of Net Assets:
Paid-in capital......................... $2,290,887,367
Accumulated net investment income.......      3,217,298
Accumulated net realized gain (loss) on
 investments and futures contracts......      3,196,066
Unrealized appreciation (depreciation)
 on:
 Investments............................    139,534,944
 Futures contracts......................       (230,973)
                                         --------------
Net Assets.............................. $2,436,604,702
                                         ==============
Class A:(a)
Net assets.............................. $   78,910,532
Shares outstanding......................      7,361,057
                                         ==============
Net asset value per share(b)............ $        10.72
                                         ==============
Maximum sales charge....................           4.75%
                                         ==============
Maximum offering price per share(c)..... $        11.25
                                         ==============

                                                                            Nations      Columbia
                                            Nations                        Tennessee   Pennsylvania    Columbia
                                          Intermediate       Nations      Intermediate Intermediate  Intermediate
                                           Municipal     Kansas Municipal  Municipal    Municipal     Tax-Exempt
                                           Bond Fund       Income Fund     Bond Fund    Bond Fund     Bond Fund
                                          Target Fund      Target Fund    Target Fund  Target Fund  Acquiring Fund
                                         --------------  ---------------- ------------ ------------ --------------
Class B:(a)
Net assets.............................. $           --    $        --    $        --  $   924,870   $  2,604,546
Shares outstanding......................             --             --             --       88,377        243,067
                                         ==============    ===========    ===========  ===========   ============
Net asset value and offering price per
 share(b)...............................             --             --             --  $     10.47   $      10.72
                                         ==============    ===========    ===========  ===========   ============
Class C:(a)
Net assets.............................. $           --    $        --    $        --  $   446,869   $  3,034,295
Shares outstanding......................             --             --             --       42,700        283,179
                                         ==============    ===========    ===========  ===========   ============
Net asset value and offering price per
 share(b)...............................             --             --             --  $     10.47   $      10.72
                                         ==============    ===========    ===========  ===========   ============
Class G:
Net assets.............................. $           --    $        --    $        --  $        --   $    857,327
Shares outstanding......................             --             --             --           --         80,010
                                         ==============    ===========    ===========  ===========   ============
Net asset value and offering price per
 share(b)............................... $           --    $        --    $        --  $        --   $      10.72
                                         ==============    ===========    ===========  ===========   ============
Class T:
Net assets.............................. $           --    $        --    $        --  $        --   $ 20,124,544
Shares outstanding......................             --             --             --           --      1,878,140
                                         ==============    ===========    ===========  ===========   ============
Net asset value per share(b)............ $           --    $        --    $        --  $        --   $      10.72
                                         ==============    ===========    ===========  ===========   ============
Maximum sales charge....................             --             --             --           --           4.75%
                                         ==============    ===========    ===========  ===========   ============
Maximum offering price per share(c)..... $           --    $        --    $        --  $        --   $      11.25
                                         ==============    ===========    ===========  ===========   ============
Class Z:(a)
Net assets.............................. $           --    $        --    $        --  $21,093,309   $476,484,222
Shares outstanding......................             --             --             --    2,015,548     44,468,382
                                         ==============    ===========    ===========  ===========   ============
Net asset value, offering and
 redemption price per share............. $           --    $        --    $        --  $     10.47   $      10.72
                                         ==============    ===========    ===========  ===========   ============
Investor A Shares:(a)
Net assets.............................. $   34,127,463    $ 4,315,809    $15,738,201  $        --   $         --
Shares outstanding......................      3,307,765        422,152      1,482,947           --             --
                                         ==============    ===========    ===========  ===========   ============
Net asset value and redemption price
 per share.............................. $        10.32    $     10.22    $     10.61           --             --
                                         ==============    ===========    ===========  ===========   ============
Maximum sales charge....................           3.25%          3.25%          3.25%          --             --
                                         ==============    ===========    ===========  ===========   ============
Maximum offering price per share........ $        10.67          10.56    $     10.97  $        --   $         --
                                         ==============    ===========    ===========  ===========   ============
Investor B Shares:(a)
Net assets.............................. $    4,651,729    $   283,217    $ 3,765,786  $        --   $         --
Shares outstanding......................        450,958         27,732        354,795           --             --
                                         ==============    ===========    ===========  ===========   ============
Net asset value and offering price per
 share(b)............................... $        10.32    $     10.21    $     10.61  $        --   $         --
                                         ==============    ===========    ===========  ===========   ============
Investor C Shares:(a)
Net assets.............................. $    4,689,170    $   139,658    $ 1,802,703  $        --   $         --
Shares outstanding......................        454,484         13,694        170,706           --             --
                                         ==============    ===========    ===========  ===========   ============
Net asset value and offering price per
 share(b)............................... $        10.32    $     10.20    $     10.56  $        --   $         --
                                         ==============    ===========    ===========  ===========   ============
Primary A Shares:(a)
Net assets.............................. $1,713,193,849    $67,294,596    $36,425,187  $        --   $         --
Shares outstanding......................    166,035,284      6,581,527      3,431,893           --             --
                                         ==============    ===========    ===========  ===========   ============
Net asset value, offering and
 redemption price per share............. $        10.32    $     10.22    $     10.61  $        --   $         --
                                         ==============    ===========    ===========  ===========   ============

                                                                Columbia
                                                              Intermediate
                                                             Tax-Exempt Bond
                                              Pro-Forma      Fund Pro-Forma
                                             Adjustments        Combined
                                         ---------------     ---------------
Class B:(a)
Net assets.............................. $     8,698,761(d)  $   12,228,177
Shares outstanding......................         809,244(e)       1,140,688
                                                             ==============
Net asset value and offering price per
 share(b)...............................                     $        10.72
                                                             ==============
Class C:(a)
Net assets.............................. $     6,630,421(d)  $   10,111,585
Shares outstanding......................         617,366(e)         943,245
                                                             ==============
Net asset value and offering price per
 share(b)...............................                     $        10.72
                                                             ==============
Class G:
Net assets.............................. $           (75)(d) $      857,252
Shares outstanding......................                             80,010
                                                             ==============
Net asset value and offering price per
 share(b)...............................                     $        10.72
                                                             ==============
Class T:
Net assets.............................. $        (1,766)(d) $   20,122,778
Shares outstanding......................                          1,878,140
                                                             ==============
Net asset value per share(b)............                     $        10.72
                                                             ==============
Maximum sales charge....................                               4.75%
                                                             ==============
Maximum offering price per share(c).....                     $        11.23
                                                             ==============
Class Z:(a)
Net assets.............................. $ 1,816,796,847(d)  $2,314,374,378
Shares outstanding......................     169,409,202(e)     215,893,132
                                                             ==============
Net asset value, offering and
 redemption price per share.............                     $        10.72
                                                             ==============
Investor A Shares:(a)
Net assets.............................. $   (54,181,473)    $           --
Shares outstanding......................      (5,212,864)                --
                                                             ==============
Net asset value and redemption price
 per share..............................                     $           --
                                                             ==============
Maximum sales charge....................                               3.25%
                                                             ==============
Maximum offering price per share........                     $           --
                                                             ==============
Investor B Shares:(a)
Net assets.............................. $    (8,700,732)    $           --
Shares outstanding......................        (833,485)                --
                                                             ==============
Net asset value and offering price per
 share(b)...............................                     $           --
                                                             ==============
Investor C Shares:(a)
Net assets.............................. $    (6,631,531)    $           --
Shares outstanding......................        (638,884)                --
                                                             ==============
Net asset value and offering price per
 share(b)...............................                     $           --
                                                             ==============
Primary A Shares:(a)
Net assets.............................. $(1,816,913,632)    $           --
Shares outstanding......................    (176,048,704)    $           --
                                                             ==============
Net asset value, offering and
 redemption price per share.............                     $           --
                                                             ==============

--------
(a)Investor A, Investor B, Investor C and Primary A shares of Nations Intermediate Municipal Bond, Nations Kansas Municipal Income and Nations Tennessee Intermediate Municipal Bond Funds are exchanged for Class A, B, C and Z shares of Columbia Intermediate Tax-Exempt Bond Fund shares, based on the net asset value per share of Columbia Intermediate Tax-Exempt Bond Fund's Class A, B, C and Z shares, respectively, at the time of the merger. Class A, B, C and

   Z shares of Columbia Pennsylvania Intermediate Municipal Bond Fund are exchanged for Class A, B, C and Z shares of Columbia Intermediate Tax-Exempt Bond Fund shares, based on the net asset value per share of Columbia Intermediate Tax-Exempt Bond Fund's Class A, B, C and Z shares, respectively, at the time of the merger.
(b)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(c)On sales of $50,000 or more the offering price is reduced.
(d)Adjustment reflects one time proxy, accounting, legal and other costs of the reorganization as approved by the Board of Trustees of $0.00, $41,709 $0.00, $42,192 and $46,132 to be borne by Nations Intermediate Municipal Bond, Nations Kansas Municipal Income, Nations Tennessee Intermediate Municipal Bond, Columbia Pennsylvania Intermediate Municipal Bond and Columbia Intermediate Tax-Exempt Bond Funds, respectively.
(e)Reflects estimated shares issued to Target Fund at the time of the merger.

                 PRO-FORMA COMBINING STATEMENTS OF OPERATIONS
           For the Twelve Months Ended October 31, 2004 (Unaudited)

                                                                                        Nations      Columbia
                                                          Nations                      Tennessee   Pennsylvania
                                                        Intermediate     Nations      Intermediate Intermediate     Columbia
                                                         Municipal   Kansas Municipal  Municipal    Municipal   Intermediate Tax-
                                                         Bond Fund     Income Fund     Bond Fund    Bond Fund   Exempt Bond Fund
                                                        Target Fund    Target Fund    Target Fund  Target Fund   Acquiring Fund
                                                        ------------ ---------------- ------------ ------------ -----------------
Investment Income:
Interest............................................... $81,810,613     $3,316,670     $2,718,925   $1,102,128     $24,920,418
Dividends..............................................          --             --             --        3,753          62,205
Dividends from affiliates..............................     139,693         18,422         10,173           --              --
                                                        -----------     ----------     ----------   ----------     -----------
  Total Investment Income..............................  81,950,306      3,335,092      2,729,098    1,105,881      24,982,623
                                                        -----------     ----------     ----------   ----------     -----------
Expenses:
Investment advisory fee................................   7,312,751        394,582        239,496      144,843       2,998,135
Administration fee.....................................   4,022,011        173,616        131,722       17,645         368,250
Distribution Fee
  Class A..............................................          --             --             --           --              --
  Class B..............................................      37,343          2,066         28,922        6,168          18,945
  Class C..............................................      40,416          1,451         14,864        3,681          13,690
  Class G..............................................          --             --             --           --           9,025
Service Fee
  Class A..............................................      90,723         10,896         37,213        5,491          44,249
  Class B..............................................      12,448            689          9,641        2,056           5,829
  Class C..............................................      13,472            484          4,955        1,227           4,205
  Class G..............................................          --             --             --           --           2,083
  Class T..............................................          --             --             --           --          33,729
Transfer agent fee.....................................     592,235         24,223         20,048        6,724         191,367
Pricing and bookkeeping fees...........................          --             --             --       23,766         129,576
Trustees' fees.........................................      27,440         27,440         27,440        6,869          20,058
Custody fee............................................     112,922          6,564          6,054        5,793          26,922
Audit fee..............................................      31,665         28,398         28,971       27,572          39,500
Legal fee..............................................      33,785         49,040         48,645           --              --
Registration fees......................................      35,387           (662)         1,691       53,754          91,918
Non-recurring costs (See Note 5).......................         492             --             --        1,193          26,053
Other expenses.........................................      78,572         25,961         23,533       11,711         114,673
                                                        -----------     ----------     ----------   ----------     -----------
  Total Expenses before interest expense...............  12,441,662        744,748        623,195      318,493       4,138,207
Interest Expense.......................................       2,323            849            114           --              --
  Total Expenses.......................................  12,443,985        745,597#       623,309#     318,493#      4,138,207
Fees and expenses waived or reimbursed by Investment
 Advisor...............................................  (3,105,835)      (255,663)      (228,231)          --              --
Fees and expenses waived or reimbursed by Transfer
 Agent.................................................          --             --             --           --          (1,058)
Fees and expenses waived or reimbursed by
 Distributor--Class C..................................          --             --             --       (1,718)         (9,486)
Non-recurring costs assumed by Investment Advisor
 (See Note 5)..........................................        (492)            --             --       (1,193)        (26,053)
Custody earnings credit................................          --             --             --         (150)           (237)
                                                        -----------     ----------     ----------   ----------     -----------
  Net Expenses.........................................   9,337,658        489,934#       395,078#     315,432#      4,101,373
                                                        -----------     ----------     ----------   ----------     -----------
Net Investment Income..................................  72,612,648      2,845,158      2,334,020      790,449      20,881,250
                                                        -----------     ----------     ----------   ----------     -----------
Net Realized and Unrealized Gain (Loss) on
 Investments and Futures Contracts
Net realized gain (loss) on:
  Investments..........................................   2,415,344      1,031,927        158,329      248,894       3,899,855
  Futures contracts....................................          --             --             --           --        (381,708)
                                                        -----------     ----------     ----------   ----------     -----------
   Net Realized gain...................................   2,415,344      1,031,927        158,329      248,894       3,518,147
Net change in unrealized appreciation/depreciation) on:
  Investments..........................................    (820,520)      (774,914)        55,467      101,240        (719,313)
  Futures contracts....................................          --             --             --           --        (230,973)
                                                        -----------     ----------     ----------   ----------     -----------
   Net change in unrealized
    appreciation/depreciation..........................    (820,520)      (774,914)        55,467      101,240        (950,286)
                                                        -----------     ----------     ----------   ----------     -----------
Net Gain...............................................   1,594,824        257,013        213,796      350,134       2,567,861
                                                        -----------     ----------     ----------   ----------     -----------
Net Increase in Net Assets from Operations............. $74,207,472     $3,102,171     $2,547,816   $1,140,583     $23,449,111
                                                        ===========     ==========     ==========   ==========     ===========


                                                                          Columbia
                                                                     Intermediate Tax-
                                                         Pro-Forma    Exempt Bond Fund
                                                        Adjustments  Pro-Forma Combined
                                                        -----------  ------------------
Investment Income:
Interest............................................... $        --     $113,868,754
Dividends..............................................          --           65,958
Dividends from affiliates..............................          --          168,288
                                                        -----------     ------------
  Total Investment Income..............................          --      114,103,000
                                                        -----------     ------------
Expenses:
Investment advisory fee................................    (692,025)      10,397,782(c)
Administration fee.....................................  (3,011,484)       1,701,760(c)
Distribution Fee
  Class A..............................................          --              -- (a)
  Class B..............................................      (9,970)          83,474(a)
  Class C..............................................      (8,110)          65,992(a)
  Class G..............................................          --            9,025(a)
Service Fee
  Class A..............................................     (29,058)         159,514(a)
  Class B..............................................      (4,978)          25,685(a)
  Class C..............................................      (4,096)          20,247(a)
  Class G..............................................          --            2,083(a)
  Class T..............................................          --           33,729(a)
Transfer agent fee.....................................    (470,455)         364,142(d)
Pricing and bookkeeping fees...........................      32,899          186,241(b)
Trustees' fees.........................................     (29,730)          79,517(b)
Custody fee............................................          --          158,255
Audit fee..............................................    (119,881)          36,225(b)
Legal fee..............................................      15,175          146,645(b)
Registration fees......................................     (82,088)         100,000(b)
Non-recurring costs (See Note 5).......................          --           27,738
Other expenses.........................................     (22,998)         231,452(b)
                                                        -----------     ------------
  Total Expenses before interest expense...............  (4,436,799)      13,829,506
Interest Expense.......................................          --            3,286
  Total Expenses.......................................  (4,436,799)      13,832,792
Fees and expenses waived or reimbursed by Investment
 Advisor...............................................   2,887,802         (701,927)(f)
Fees and expenses waived or reimbursed by Transfer
 Agent.................................................       1,058              -- (d)
Fees and expenses waived or reimbursed by
 Distributor--Class C..................................     (34,543)         (45,747)(e)
Non-recurring costs assumed by Investment Advisor
 (See Note 5)..........................................          --          (27,738)
Custody earnings credit................................          --             (387)
                                                        -----------     ------------
  Net Expenses.........................................  (1,582,482)      13,056,993
                                                        -----------     ------------
Net Investment Income..................................   1,582,482      101,046,007
                                                        -----------     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments and Futures Contracts
Net realized gain (loss) on:
  Investments..........................................          --        7,754,349
  Futures contracts....................................          --         (381,708)
                                                        -----------     ------------
   Net Realized gain...................................          --        7,372,641
Net change in unrealized appreciation/depreciation) on:
  Investments..........................................          --       (2,158,040)
  Futures contracts....................................          --         (230,973)
                                                        -----------     ------------
   Net change in unrealized
    appreciation/depreciation..........................          --       (2,389,013)
                                                        -----------     ------------
Net Gain...............................................          --        4,983,628
                                                        -----------     ------------
Net Increase in Net Assets from Operations............. $ 1,582,482     $106,029,635
                                                        ===========     ============

--------
(a)Based on the contract in effect for the Columbia Intermediate Tax-Exempt Bond Fund, the surviving fund.
(b)Reflects elimination of duplicate expenses achieved as a result of merging funds.
(c)Certain fees have been reduced based on the terms of the New York Attorney General Settlement. See Note 5 of the notes to the financial statements.
(d)Reflects the reduction of fees due to the consolidation of transfer agency services with one vendor.
(e)Based on voluntary fee waiver for the Columbia Intermediate Tax-exempt Bond Fund, the surviving fund.
(f)Based on contractual cap expected post merger

                                Capitalization

   The following table shows on an unaudited basis the capitalization of the Nations Intermediate Municipal Bond Fund, the Nations Kansas Municipal Income Fund, the Columbia Pennsylvania Intermediate Municipal Bond Fund, the Nations Tennessee Intermediate Municipal Bond Fund and the Columbia Intermediate Tax-Exempt Fund as of April 29, 2005, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Nations Intermediate Municipal Bond Fund, the Nations Kansas Municipal Income Fund, the Columbia Pennsylvania Intermediate Municipal Bond Fund and the Nations Tennessee Intermediate Municipal Bond Fund by the Columbia Intermediate Tax-Exempt Fund at net asset value as of that date:

                                                                                                             Columbia
                          Nations Intermediate Nations Kansas Columbia Pennsylvania   Nations Tennesee     Intermediate
                               Municipal         Municipal    Intermediate Municipal    Intermediate     Tax-Exempt Fund
                               Bond Fund        Income Fund         Bond Fund        Municipal Bond Fund (Acquiring Fund)
                          -------------------- -------------- ---------------------- ------------------- ----------------
Class A(7)
Net asset value..........    $           --     $        --        $ 2,105,407           $        --       $ 20,453,334
Shares outstanding.......                --              --            204,368                    --          1,949,152
Net asset value per share    $           --     $        --        $     10.30           $        --       $      10.49

Class B(7)
Net asset value..........    $           --     $        --        $   795,842           $        --       $  2,285,954
Shares outstanding.......                --              --             77,252                    --            217,844
Net asset value per share    $           --     $        --        $     10.30           $        --       $      10.49

Class C(7)
Net asset value..........    $           --     $        --        $   533,730           $        --       $  3,004,633
Shares outstanding.......                --              --             51,808                    --            286,331
Net asset value per share    $           --     $        --        $     10.30           $        --       $      10.49

Class G
Net asset value..........    $           --     $        --        $        --           $        --       $    685,226
Shares outstanding.......                --              --                 --                    --             65,300
Net asset value per share    $           --     $        --        $        --           $        --       $      10.49

Class T
Net asset value..........    $           --     $        --        $        --           $        --       $ 18,399,248
Shares outstanding.......                --              --                 --                    --          1,753,386
Net asset value per share    $           --     $        --        $        --           $        --       $      10.49

Class Z(7)
Net asset value..........    $           --     $        --        $20,520,541           $        --       $453,758,362
Shares outstanding.......                --              --          1,991,889                    --         43,241,702
Net asset value per share    $           --     $        --        $     10.30           $        --       $      10.49

Investor A(7)
Net asset value..........    $   31,029,600     $ 4,193,122        $        --           $15,464,027       $         --
Shares outstanding.......         3,045,129         417,808                 --             1,476,170                 --
Net asset value per share    $        10.19     $     10.04        $        --           $     10.48       $         --

Investor B(7)
Net asset value..........    $    4,441,019     $   218,570        $        --           $ 3,340,818       $         --
Shares outstanding.......           435,913          21,806                 --               318,875                 --
Net asset value per share    $        10.19     $     10.02        $        --           $     10.48       $         --

Investor C(7)
Net asset value..........    $    4,207,956     $   239,476        $        --           $ 1,547,571       $         --
Shares outstanding.......           412,957          23,921                 --               148,464                 --
Net asset value per share    $        10.19     $     10.01        $        --           $     10.42       $         --

Primary A(7)
Net asset value..........    $1,636,590,652     $60,798,085        $        --           $36,439,452       $         --
Shares outstanding.......       160,595,170       6,057,080                 --             3,478,304                 --
Net asset value per share    $        10.19     $     10.04        $        --           $     10.48       $         --

                                                Columbia Intermediate
                                Pro Forma         Tax- Exempt Fund
                               Adjustments      Pro Forma Combined(1)
                          ---------------       ---------------------
Class A(7)
Net asset value.......... $    50,678,477(2)(3)    $   73,237,218
Shares outstanding.......       4,827,641(3)            6,981,161
Net asset value per share                          $        10.49

Class B(7)
Net asset value.......... $     7,998,654(2)(4)    $   11,080,450
Shares outstanding.......         761,138(4)            1,056,234
Net asset value per share                          $        10.49

Class C(7)
Net asset value.......... $     5,993,632(2)(5)    $    9,531,995
Shares outstanding.......         570,465(5)              908,604
Net asset value per share                          $        10.49

Class G
Net asset value.......... $           (63)(2)      $      685,163
Shares outstanding.......              --                  65,300
Net asset value per share                          $        10.49

Class T
Net asset value.......... $        (1,702)(2)      $   18,397,546
Shares outstanding.......              --               1,753,386
Net asset value per share                          $        10.49

Class Z(7)
Net asset value.......... $ 1,733,711,317(2)(6)    $2,207,990,220
Shares outstanding.......     165,241,080(6)          210,474,671
Net asset value per share                          $        10.49

Investor A(7)
Net asset value.......... $   (50,686,749)         $           --
Shares outstanding....... $    (4,939,107)                     --
Net asset value per share                          $           --

Investor B(7)
Net asset value.......... $    (8,000,407)         $           --
Shares outstanding....... $      (776,594)                     --
Net asset value per share                          $           --

Investor C(7)
Net asset value.......... $    (5,995,003)         $           --
Shares outstanding....... $      (585,342)                     --
Net asset value per share                          $           --

Primary A(7)
Net asset value.......... $(1,733,828,189)         $           --
Shares outstanding....... $  (170,130,554)                     --
Net asset value per share                          $           --

--------
(1)Assumes the Merger was consummated on April 29, 2005 and is for information purposes only. No assurance can be given as to how many shares of the Columbia Intermediate Tax-Exempt Fund will be received by the shareholders of the Nations Intermediate Municipal Bond Fund, the Nations Kansas Municipal Income Fund, the Columbia Pennsylvania Intermediate Municipal Bond Fund and the Nations Tennessee Intermediate Municipal Bond Fund on the date the Merger takes place, and the foregoing should not be relied upon to reflect the number of shares of the Columbia Intermediate Tax-Exempt Fund that actually will be received on or after such date.
(2)Adjustments reflect one time proxy, accounting, legal and other costs of the Merger as approved by the Board of Trustees of $0, $41,709, $42,192, $0 and $46,132 to be borne by Nations Intermediate Municipal Bond Fund, Nations Kansas Municipal Income Fund, Columbia Pennsylvania Intermediate Municipal Bond Fund, Nations Tennesee Intermediate Municipal Bond Fund and Columbia Intermediate Tax-Exempt Fund, respectively.
(3)Includes net assets and shares from Investor A. Investor A shares will merge into Class A on the date of the Merger.
(4)Includes net assets and shares from Investor B. Investor B shares will merge into Class B on the date of the Merger.
(5)Includes net assets and shares from Investor C. Investor C shares will merge into Class C on the date of the Merger.
(6)Includes net assets and shares from Primary A. Primary A shares will merge into Class Z on the date of the Merger.
(7)Investor A, B, C and Primary A shares of Nations Intermediate Municipal Fund, Nations Kansas Municipal Income Fund and Nations Tennesee Intermediate Municipal Fund and Class A, B, C and Z shares of Columbia Pennsylvania Tax-Exempt Fund are exchanged for Class A, B, C, and Z shares of Columbia Intermediate Tax-Exempt Fund, based on the net asset value per share of Columbia Intermediate Tax-Exempt Fund's Class A, B, C and Z shares, respectively, at the time of the Merger.

                  COLUMBIA INTERMEDIATE TAX-EXEMPT BOND FUND
                                      AND
                   NATIONS INTERMEDIATE MUNICIPAL BOND FUND
                     NATIONS KANSAS MUNICIPAL INCOME FUND
              NATIONS TENNESSEE INTERMEDIATE MUNICIPAL BOND FUND
            COLUMBIA PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND

                   PRO FORMA COMBINING FINANCIAL STATEMENTS
                                  (UNAUDITED)

                         Notes to Financial Statements
                               October 31, 2004
                                  (unaudited)

Note 1. Organization

   Columbia Intermediate Tax-Exempt Bond Fund (the "Acquiring Fund"), a series of Columbia Funds Trust V (the "Trust"), is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

  Investment Goal

   The Acquiring Fund seeks to provide investors with current income, exempt from federal income tax, consistent with preservation of capital.

  Fund Shares

   The Acquiring Fund may issue an unlimited number of shares. The Acquiring Fund offers six classes of shares: Class A, Class B, Class C, Class G, Class T and Class Z shares. Each share class has its own expense structure.

Note 2. Basis of Combination

   The accompanying pro-forma financial statements are presented to show the effect of the proposed merger of Nations Intermediate Municipal Bond Fund, Nations Kansas Municipal Income Fund, Nations Tennessee Intermediate Municipal Bond Fund, each a series of Nations Funds Trust, and Columbia Pennsylvania Intermediate Municipal Bond Fund, an existing series of the Trust, ("Target Funds"), by the Acquiring Fund as if such mergers had occurred on November 1, 2003.

   Columbia Management Advisors, Inc. expects that all of the securities of held by each of the Target Funds will comply with the investment goal and strategies of the combined fund.

   Under the terms of the merger, the combination of the Target Funds and Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The merger will be accomplished by a combination of the net assets of the Target Funds into the Acquiring Fund in exchange for new shares of the Acquiring Fund at net asset value.

   The Investment Portfolio and Statement of Assets and Liabilities of the Target Funds and Acquiring Fund have been combined to reflect balances as of August 31, 2004. The Statement of Operations of the Target Funds and Acquiring Fund has been combined to reflect twelve months ended August 31, 2004. Columbia Management Advisors, Inc. believes that all of the securities held by the Target Funds would be eligible for purchase by the Acquiring Fund.

   Following the merger the Acquiring Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the Acquiring Fund and the results of operations for pre-combination periods will not be re-stated.

   The accompanying pro-forma combined financial statements should be read in conjunction with the financial statements of the Acquiring Fund and the Target Funds included within their respective annual shareholder reports dated October 31, 2004 and March 31, 2005, respectively, as well as the semi-annual shareholder reports dated April 30, 2004 and September 30, 2004, respectively.

   The following notes refer to the accompanying pro-forma combined financial statements as if the merger referenced above of the Target Funds by the Acquiring Fund had occurred on November 1, 2003.

Note 3. Significant Accounting Policies

   Both the Acquiring Fund and the Target Funds have substantially the same accounting policies, which are detailed in the annual shareholder reports referenced above in Note 2. The Acquiring Fund actively engaged in futures contracts. The accounting policies for these transactions are disclosed below.

  Futures Contracts

   The Acquiring Fund may invest in municipal and U.S. Treasury futures contracts. The Acquiring Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Acquiring Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, Inc. of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Acquiring Fund's Statement of Assets and Liabilities at any given time.

   Upon entering into a futures contract, the Acquiring Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Acquiring Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Acquiring Fund also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Acquiring Fund recognizes a realized gain or loss when the contract is closed or expires.

  Federal Income Tax Status

   Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Note 4. Capital Shares

   The pro-forma combining net asset value per share assumes the issuance of Acquiring Fund shares to Target Funds shareholders in connection with the proposed merger. The number of shares assumed to be issued is equal to the net asset value of the Target Funds divided by the net asset value per share of the Acquiring Fund as of

October 31, 2004. The pro-forma number of shares outstanding, by class, for the combined entity consists of the following at October 31, 2004.

                          Shares of    Additional Shares   Total Shares
                       Acquiring Fund   Assumed Issued     Outstanding
       Class of Shares Pre-Combination    with Merger    Post Combination
       --------------- --------------- ----------------- ----------------
           Class A....    2,097,863         5,263,194        7,361,057
           Class B....      243,067           897,621        1,140,688
           Class C....      283,179           660,066          943,245
           Class G....       80,010                --           80,010
           Class T....    1,878,140                --        1,878,140
           Class Z....   44,468,382       171,424,750      215,893,132

Note 5. Legal Proceedings

   On February 9, 2005, Columbia and the Distributor (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

   Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce certain Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

   Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Fund's independent trustees and not unacceptable to the staff of the SEC. "At this time, the distribution plan is still under development. As such, any gain to the fund or its shareholders can not currently be determined."

   As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

   A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

   On January 11, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Fund and Columbia. The lawsuit alleges that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Fund and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs allege that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions.

   In 2004, certain Columbia funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose.

   On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs are expected to file a consolidated amended complaint in June 2005. The Fund and the other defendants to these actions, including Columbia and various of its affiliates, certain other mutual funds advised by Columbia and its affiliates, and various directors of such funds, have denied these allegations and are contesting the plaintiffs' claims. These proceedings are ongoing, however, based on currently available information, Columbia believes that these lawsuits are without merit, that the likelihood they will have a material adverse impact on any fund is remote, and that the lawsuits are not likely to materially affect its ability to provide investment management services to its clients, including the Fund.

   In connection with events described in detail above, various parties have filed suit against certain funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL").

   On March 21, 2005 purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has conditionally ordered its transfer to the MDL. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, can not currently be made.

            PRO-FORMA COMBINING STATEMENTS OF ASSETS & LIABILITIES
                      As of October 31, 2004 (Unaudited)

                                             Nations             Nations                 Columbia              Columbia
                                         Kansas Municipal Tennessee Intermediate Pennsylvania Intermediate Intermediate Tax-
                                           Income Fund     Municipal Bond Fund      Municipal Bond Fund    Exempt Bond Fund
                                           Target Fund         Target Fund              Target Fund         Acquiring Fund
                                         ---------------- ---------------------- ------------------------- -----------------
Assets:
Unaffiliated investments, at cost.......   $64,416,205         $54,523,186              $22,959,105          $475,042,499
Affiliated investments, at cost.........     5,064,000             915,000                       --                    --
                                           -----------         -----------              -----------          ------------
 Total investments, at cost.............    69,480,205          55,438,186               22,959,105           475,042,499
Unaffiliated investments, at value......   $67,607,646         $57,981,898              $24,633,948          $517,437,834
Affiliated investments, at value........     5,064,000             915,000                       --                    --
                                           -----------         -----------              -----------          ------------
 Total investments, at value............    72,671,646          58,896,898               24,633,948           517,437,834
Cash....................................           904                 417                   38,529                92,441
Receivable for:
 Investments sold.......................            --                  --                    2,631             4,430,422
 Fund shares sold.......................        15,777                  33                       --               165,532
 Interest...............................       792,144             695,624                  286,417             7,719,298
Receivable from Investment Advisor......        47,069             554,624                       --                    --
Deferred Trustees' compensation plan....            --                  --                    2,705                23,401
Other Assets............................            --                  --                    1,477                    --
                                           -----------         -----------              -----------          ------------
   Total Assets.........................   $73,527,540         $60,147,596              $24,965,707          $529,868,928
                                           -----------         -----------              -----------          ------------
Liabilities:
Payable for:
 Investments purchased..................     1,127,145           1,517,623                       --             1,785,192
 Fund shares repurchased................            --                 251                  143,000               774,436
 Futures variation margin...............            --                  --                       --                54,000
 Distributions..........................       214,501             190,043                   55,237             1,256,456
 Investment advisory fee................        53,481             552,409                   11,548               243,290
 Administration fee.....................        13,385              10,755                    1,407                29,701
 Transfer agent fee.....................        10,467               7,747                    1,185                27,253
 Pricing and bookkeeping fees...........            --                  --                    2,252                13,861
 Trustees' fees.........................        38,768              94,437                      507                 1,313
 Audit fee..............................        17,574              15,996                   17,651                24,440
 Legal fee..............................        11,076              13,686                       --                    --
 Custody fee............................         2,415               2,216                      871                 4,349
 Distribution and service fees..........         1,262               8,028                    1,399                 9,960
 Miscellaneous fee......................         4,186               2,528                       --                    --
Deferred Trustees' fees.................            --                  --                    2,705                23,401
Other liabilities.......................            --                  --                    4,367                37,487
                                           -----------         -----------              -----------          ------------
   Total Liabilities....................     1,494,260           2,415,719                  242,129             4,285,139
                                           -----------         -----------              -----------          ------------
Net Assets..............................   $72,033,280         $57,731,877              $24,723,578          $525,583,789
                                           ===========         ===========              ===========          ============
Composition of Net Assets:
Paid-in capital.........................   $68,397,404         $54,317,287              $24,226,888          $479,545,394
Accumulated net investment income.......        79,952              41,880                   11,474               939,675
Accumulated net realized gain (loss) on
 investments and futures contracts......       364,483             (86,002)              (1,189,627)            2,934,358
Unrealized appreciation (depreciation)
 on:
 Investments............................     3,191,441           3,458,712                1,674,843            42,395,335
 Futures contracts......................            --                  --                       --              (230,973)
                                           -----------         -----------              -----------          ------------
Net Assets..............................   $72,033,280         $57,731,877              $24,723,578          $525,583,789
                                           ===========         ===========              ===========          ============
Class A:(a)
Net assets..............................   $        --         $        --              $ 2,258,530          $ 22,478,855
Shares outstanding......................            --                  --                  215,810             2,097,863
                                           ===========         ===========              ===========          ============
Net asset value per share(b)............            --                  --              $     10.47          $      10.72
                                           ===========         ===========              ===========          ============
Maximum sales charge....................            --                  --                     4.75%                 4.75%
                                           ===========         ===========              ===========          ============
Maximum offering price per share(c).....   $        --         $        --              $     10.99          $      11.25
                                           ===========         ===========              ===========          ============
Class B:(a)
Net assets..............................   $        --         $        --              $   924,870          $  2,604,546
Shares outstanding......................            --                  --                   88,377               243,067
                                           ===========         ===========              ===========          ============
Net asset value and offering price per
 share(b)...............................            --                  --              $     10.47          $      10.72
                                           ===========         ===========              ===========          ============

                                                              Columbia
                                                         Intermediate Tax-
                                            Pro-Forma     Exempt Bond Fund
                                           Adjustments   Pro-Forma Combined
                                         -----------     ------------------
Assets:
Unaffiliated investments, at cost....... $        --        $616,940,995
Affiliated investments, at cost.........          --           5,979,000
                                         -----------        ------------
 Total investments, at cost.............          --         622,919,995
Unaffiliated investments, at value...... $        --        $667,661,326
Affiliated investments, at value........          --           5,979,000
                                         -----------        ------------
 Total investments, at value............          --         673,640,326
Cash....................................          --             132,291
Receivable for:
 Investments sold.......................          --           4,433,053
 Fund shares sold.......................          --             181,342
 Interest...............................          --           9,493,483
Receivable from Investment Advisor......          --             601,693
Deferred Trustees' compensation plan....          --              26,106
Other Assets............................          --               1,477
                                         -----------        ------------
   Total Assets......................... $        --        $688,509,771
                                         -----------        ------------
Liabilities:
Payable for:
 Investments purchased..................          --           4,429,960
 Fund shares repurchased................          --             917,687
 Futures variation margin...............          --              54,000
 Distributions..........................          --           1,716,237
 Investment advisory fee................          --             860,728
 Administration fee.....................          --              55,248
 Transfer agent fee.....................          --              46,652
 Pricing and bookkeeping fees...........          --              16,113
 Trustees' fees.........................          --             135,025
 Audit fee..............................          --              75,661
 Legal fee..............................          --              24,762
 Custody fee............................          --               9,851
 Distribution and service fees..........          --              20,649
 Miscellaneous fee......................          --               6,714
Deferred Trustees' fees.................          --              26,106
Other liabilities.......................     130,033(d)          171,887
                                         -----------        ------------
   Total Liabilities....................     130,033           8,567,280
                                         -----------        ------------
Net Assets.............................. $  (130,033)(d)    $679,942,491
                                         ===========        ============
Composition of Net Assets:
Paid-in capital.........................          --        $626,486,973
Accumulated net investment income.......    (130,033)(d)         942,948
Accumulated net realized gain (loss) on
 investments and futures contracts......          --           2,023,212
Unrealized appreciation (depreciation)
 on:
 Investments............................          --          50,720,331
 Futures contracts......................          --            (230,973)
                                         -----------        ------------
Net Assets.............................. $  (130,033)(d)    $679,942,491
                                         ===========        ============
Class A:(a)
Net assets.............................. $20,045,684(d)     $ 44,783,069
Shares outstanding......................   1,863,852(e)        4,177,525
                                                            ============
Net asset value per share(b)............                    $      10.72
                                                            ============
Maximum sales charge....................                            4.75%
                                                            ============
Maximum offering price per share(c).....                    $      11.25
                                                            ============
Class B:(a)
Net assets.............................. $ 4,047,032(d)     $  7,576,448
Shares outstanding......................      375,31(e)          706,758
                                                            ============
Net asset value and offering price per
 share(b)...............................                    $      10.72
                                                            ============

                                             Nations             Nations                 Columbia              Columbia
                                         Kansas Municipal Tennessee Intermediate Pennsylvania Intermediate Intermediate Tax-
                                           Income Fund     Municipal Bond Fund      Municipal Bond Fund    Exempt Bond Fund
                                           Target Fund         Target Fund              Target Fund         Acquiring Fund
                                         ---------------- ---------------------- ------------------------- -----------------
Class C:(a)
Net assets..............................   $        --         $        --              $   446,869          $  3,034,295
Shares outstanding......................            --                  --                   42,700               283,179
                                           ===========         ===========              ===========          ============
Net asset value and offering price per
 share(b)...............................            --                  --              $     10.47          $      10.72
                                           ===========         ===========              ===========          ============
Class G:
Net assets..............................   $        --         $        --              $        --          $    857,327
Shares outstanding......................            --                  --                       --                80,010
                                           ===========         ===========              ===========          ============
Net asset value and offering price per
 share(b)...............................   $        --         $        --              $        --          $      10.72
                                           ===========         ===========              ===========          ============
Class T:
Net assets..............................   $        --         $        --              $        --          $ 20,124,544
Shares outstanding......................            --                  --                       --             1,878,140
                                           ===========         ===========              ===========          ============
Net asset value per share(b)............   $        --         $        --              $        --          $      10.72
                                           ===========         ===========              ===========          ============
Maximum sales charge....................            --                  --                       --                  4.75%
                                           ===========         ===========              ===========          ============
Maximum offering price per share(c).....   $        --         $        --              $        --          $      11.25
                                           ===========         ===========              ===========          ============
Class Z:(a)
Net assets..............................   $        --         $        --              $21,093,309          $476,484,222
Shares outstanding......................            --                  --                2,015,548            44,468,382
                                           ===========         ===========              ===========          ============
Net asset value, offering and
 redemption price per share.............   $        --         $        --              $     10.47          $      10.72
                                           ===========         ===========              ===========          ============
Investor A Shares:(a)
Net assets..............................   $ 4,315,809         $15,738,201              $        --          $         --
Shares outstanding......................       422,152           1,482,947                       --                    --
                                           ===========         ===========              ===========          ============
Net asset value and redemption price
 per share..............................   $     10.22         $     10.61                       --                    --
                                           ===========         ===========              ===========          ============
Maximum sales charge....................          3.25%               3.25%                      --                    --
                                           ===========         ===========              ===========          ============
Maximum offering price per share........         10.56         $     10.97              $        --          $         --
                                           ===========         ===========              ===========          ============
Investor B Shares:(a)
Net assets..............................   $   283,217         $ 3,765,786              $        --          $         --
Shares outstanding......................        27,732             354,795                       --                    --
                                           ===========         ===========              ===========          ============
Net asset value and offering price per
 share(b)...............................   $     10.21         $     10.61              $        --          $         --
                                           ===========         ===========              ===========          ============
Investor C Shares:(a)
Net assets..............................   $   139,658         $ 1,802,703              $        --          $         --
Shares outstanding......................        13,694             170,706                       --                    --
                                           ===========         ===========              ===========          ============
Net asset value and offering price per
 share(b)...............................   $     10.20         $     10.56              $        --          $         --
                                           ===========         ===========              ===========          ============
Primary A Shares:(a)
Net assets..............................   $67,294,596         $36,425,187              $        --          $         --
Shares outstanding......................     6,581,527           3,431,893                       --                    --
                                           ===========         ===========              ===========          ============
Net asset value, offering and
 redemption price per share.............   $     10.22         $     10.61              $        --          $         --
                                           ===========         ===========              ===========          ============

                                                                Columbia
                                                           Intermediate Tax-
                                             Pro-Forma      Exempt Bond Fund
                                            Adjustments    Pro-Forma Combined
                                         -------------     ------------------
Class C:(a)
Net assets.............................. $   1,941,251(d)     $  5,422,415
Shares outstanding......................       179,943(e)          505,822
                                                              ============
Net asset value and offering price per
 share(b)...............................                      $      10.72
                                                              ============
Class G:
Net assets.............................. $         (75)(d)    $    857,252
Shares outstanding......................                            80,010
                                                              ============
Net asset value and offering price per
 share(b)...............................                      $      10.72
                                                              ============
Class T:
Net assets.............................. $      (1,766)(d)    $ 20,122,778
Shares outstanding......................                         1,878,140
                                                              ============
Net asset value per share(b)............                      $      10.72
                                                              ============
Maximum sales charge....................                              4.75%
                                                              ============
Maximum offering price per share(c).....                      $      11.25
                                                              ============
Class Z:(a)
Net assets.............................. $ 103,602,998(d)     $601,180,529
Shares outstanding......................     9,596,343(e)       56,080,273
                                                              ============
Net asset value, offering and
 redemption price per share.............                      $      10.72
                                                              ============
Investor A Shares:(a)
Net assets.............................. $ (20,054,010)       $         --
Shares outstanding......................    (1,905,099)                 --
                                                              ============
Net asset value and redemption price
 per share..............................                      $         --
                                                              ============
Maximum sales charge....................                              3.25%
                                                              ============
Maximum offering price per share........                      $         --
                                                              ============
Investor B Shares:(a)
Net assets.............................. $  (4,049,003)       $         --
Shares outstanding......................      (382,527)                 --
                                                              ============
Net asset value and offering price per
 share(b)...............................                      $         --
                                                              ============
Investor C Shares:(a)
Net assets.............................. $  (1,942,361)       $         --
Shares outstanding......................      (184,400)                 --
                                                              ============
Net asset value and offering price per
 share(b)...............................                      $         --
                                                              ============
Primary A Shares:(a)
Net assets.............................. $(103,719,783)       $         --
Shares outstanding......................   (10,013,420)       $         --
                                                              ============
Net asset value, offering and
 redemption price per share.............                      $         --
                                                              ============

--------
(a)Investor A, Investor B, Investor C and Primary A shares of Nations Kansas Municipal Income and Nations Tennessee Intermediate Municipal Bond Funds are exchanged for Class A, B, C and Z shares of Columbia Intermediate Tax Exempt Bond Fund shares, based on the net asset value per share of Columbia Intermediate Tax-Exempt Bond Fund's Class A, B, C and Z shares, respectively, at the time of the merger. Class A, B, C and Z shares of Columbia Pennsylvania Intermediate Municipal Bond Fund are exchanged for Class A, B, C and Z shares of Columbia Intermediate Tax-Exempt Bond Fund shares, based on the net asset value per share of Columbia IntermediateTax-Exempt Bond Fund's Class A, B, C and Z shares, respectively, at the time of the merger.
(b)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(c)On sales of $50,000 or more the offering price is reduced.
(d)Adjustment reflects one time proxy, accounting, legal and other costs of the reorganization as approved by the Board of Trustees of $41,709, $0.00, $42,192 and $46,132 to be borne by Nations Kansas Municipal Income, Nations Tennessee Intermediate Municipal Bond, Columbia Pennsylvania Intermediate Municipal Bond and Columbia Intermediate Tax-Exempt Bond Funds, respectively.
(e)Reflects estimated shares issued to Target Fund at the time of the merger.

                 PRO-FORMA COMBINING STATEMENTS OF OPERATIONS
           For the Twelve Months Ended October 31, 2004 (Unaudited)

                                                                                 Nations      Columbia
                                                                     Nations    Tennessee   Pennsylvania    Columbia
                                                                     Kansas    Intermediate Intermediate  Intermediate
                                                                    Municipal   Municipal    Municipal     Tax-Exempt
                                                                   Income Fund  Bond Fund    Bond Fund     Bond Fund
                                                                   Target Fund Target Fund  Target Fund  Acquiring Fund
                                                                   ----------- ------------ ------------ --------------
Investment Income:
Interest.......................................................... $3,316,670   $2,718,925   $1,102,128   $24,920,418
Dividends.........................................................         --           --        3,753        62,205
Dividends from affiliates.........................................     18,422       10,173           --            --
                                                                   ----------   ----------   ----------   -----------
  Total Investment Income.........................................  3,335,092    2,729,098    1,105,881    24,982,623
                                                                   ----------   ----------   ----------   -----------
Expenses:
Investment advisory fee...........................................    394,582      239,496      144,843     2,998,135
Administration fee................................................    173,616      131,722       17,645       368,250
Distribution Fee
  Class A.........................................................         --           --           --            --
  Class B.........................................................      2,066       28,922        6,168        18,945
  Class C.........................................................      1,451       14,864        3,681        13,690
  Class G.........................................................         --           --           --         9,025
Service Fee
  Class A.........................................................     10,896       37,213        5,491        44,249
  Class B.........................................................        689        9,641        2,056         5,829
  Class C.........................................................        484        4,955        1,227         4,205
  Class G.........................................................         --           --           --         2,083
  Class T.........................................................         --           --           --        33,729
Transfer agent fee................................................     24,223       20,048        6,724       191,367
Pricing and bookkeeping fees......................................         --           --       23,766       129,576
Trustees' fees....................................................     27,440       27,440        6,869        20,058
Custody fee.......................................................      6,564        6,054        5,793        26,922
Audit fee.........................................................     28,398       28,971       27,572        39,500
Legal fee.........................................................     49,040       48,645           --            --
Registration fees.................................................       (662)       1,691       53,754        91,918
Non-recurring costs (See Note 5)..................................         --           --        1,193        26,053
Other expenses....................................................     25,961       23,533       11,711       114,673
                                                                   ----------   ----------   ----------   -----------
  Total Expenses before interest expense..........................    744,748      623,195      318,493     4,138,207
Interest Expense..................................................        849          114           --            --
  Total Expenses..................................................    745,597      623,309      318,493     4,138,207
Fees and expenses waived or reimbursed by Investment Advisor......   (255,663)    (228,231)          --            --
Fees and expenses waived or reimbursed by Transfer Agent..........         --           --           --        (1,058)
Fees and expenses waived or reimbursed by Distributor--Class C....         --           --       (1,718)       (9,486)
Non-recurring costs assumed by Investment Advisor (See Note 5)....         --           --       (1,193)      (26,053)
Custody earnings credit...........................................         --           --         (150)         (237)
                                                                   ----------   ----------   ----------   -----------
  Net Expenses....................................................    489,934      395,078      315,432     4,101,373
                                                                   ----------   ----------   ----------   -----------
Net Investment Income.............................................  2,845,158    2,334,020      790,449    20,881,250
                                                                   ----------   ----------   ----------   -----------
Net Realized and Unrealized Gain (Loss) on Investments and Futures
 Contracts
Net realized gain (loss) on:
  Investments.....................................................  1,031,927      158,329      248,894     3,899,855
  Futures contracts...............................................         --           --           --      (381,708)
                                                                   ----------   ----------   ----------   -----------
   Net Realized gain..............................................  1,031,927      158,329      248,894     3,518,147
Net change in unrealized appreciation/depreciation) on:
  Investments.....................................................   (774,914)      55,467      101,240      (719,313)
  Futures contracts...............................................         --           --           --      (230,973)
                                                                   ----------   ----------   ----------   -----------
   Net change in unrealized appreciation/depreciation.............   (774,914)      55,467      101,240      (950,286)
                                                                   ----------   ----------   ----------   -----------
Net Gain..........................................................    257,013      213,796      350,134     2,567,861
                                                                   ----------   ----------   ----------   -----------
Net Increase in Net Assets from Operations........................ $3,102,171   $2,547,816   $1,140,583   $23,449,111
                                                                   ==========   ==========   ==========   ===========

                                                                                   Columbia
                                                                                 Intermediate
                                                                                  Tax-Exempt
                                                                                  Bond Fund
                                                                    Pro-Forma     Pro-Forma
                                                                   Adjustments     Combined
                                                                   -----------  ------------
Investment Income:
Interest.......................................................... $        --  $32,058,141
Dividends.........................................................          --       65,958
Dividends from affiliates.........................................          --       28,595
                                                                   -----------  -----------
  Total Investment Income.........................................          --   32,152,694
                                                                   -----------  -----------
Expenses:
Investment advisory fee...........................................    (454,934)   3,322,122(c)
Administration fee................................................    (212,554)     478,679(c)
Distribution Fee
  Class A.........................................................          --          -- (a)
  Class B.........................................................      (4,966)      51,135(a)
  Class C.........................................................      (2,672)      31,014(a)
  Class G.........................................................          --        9,025(a)
Service Fee
  Class A.........................................................     (10,789)      87,060(a)
  Class B.........................................................      (2,481)      15,734(a)
  Class C.........................................................      (1,355)       9,516(a)
  Class G.........................................................          --        2,083(a)
  Class T.........................................................          --       33,729(a)
Transfer agent fee................................................     (84,206)     158,156(d)
Pricing and bookkeeping fees......................................      32,899      186,241(b)
Trustees' fees....................................................     (20,583)      61,224(b)
Custody fee.......................................................          --       45,333
Audit fee.........................................................     (88,216)      36,225(b)
Legal fee.........................................................      15,175      112,860(b)
Registration fees.................................................     (71,701)      75,000(b)
Non-recurring costs (See Note 5)..................................          --       27,246
Other expenses....................................................     (19,896)     155,982(b)
                                                                   -----------  -----------
  Total Expenses before interest expense..........................    (926,276)   4,898,367
Interest Expense..................................................          --          963
  Total Expenses..................................................    (926,276)   4,899,330
Fees and expenses waived or reimbursed by Investment Advisor......    (575,306)  (1,059,200)(f)
Fees and expenses waived or reimbursed by Transfer Agent..........       1,058          -- (d)
Fees and expenses waived or reimbursed by Distributor--Class C....     (10,267)     (21,471)(e)
Non-recurring costs assumed by Investment Advisor (See Note 5)....          --      (27,246)
Custody earnings credit...........................................          --         (387)
                                                                   -----------  -----------
  Net Expenses....................................................  (1,510,791)   3,791,026
                                                                   -----------  -----------
Net Investment Income.............................................   1,510,791   28,361,668
                                                                   -----------  -----------
Net Realized and Unrealized Gain (Loss) on Investments and Futures
 Contracts
Net realized gain (loss) on:
  Investments.....................................................          --    5,339,005
  Futures contracts...............................................          --     (381,708)
                                                                   -----------  -----------
   Net Realized gain..............................................          --    4,957,297
Net change in unrealized appreciation/depreciation) on:
  Investments.....................................................          --   (1,337,520)
  Futures contracts...............................................          --     (230,973)
                                                                   -----------  -----------
   Net change in unrealized appreciation/depreciation.............          --   (1,568,493)
                                                                   -----------  -----------
Net Gain..........................................................          --    3,388,804
                                                                   -----------  -----------
Net Increase in Net Assets from Operations........................ $ 1,510,791  $31,750,472
                                                                   ===========  ===========

--------
(a)Based on the contract in effect for the Columbia Intermediate Tax-Exempt Bond Fund, the surviving fund.
(b)Reflects elimination of duplicate expenses achieved as a result of merging funds.
(c)Certain fees have been reduced based on the terms of the New York Attorney General Settlement. See Note 5 of the notes to the financial statements.
(d)Reflects the reduction of fees due to the consolidation of transfer agency services with one vendor.
(e)Based on voluntary fee waiver for the Columbia Intermediate Tax-exempt Bond Fund, the surviving fund.
(f)Based on contractual cap expected post merger

                                Capitalization

   The following table shows on an unaudited basis the capitalization of the Nations Kansas Municipal Income Fund, the Columbia Pennsylvania Intermediate Municipal Bond Fund, the Nations Tennessee Intermediate Municipal Bond Fund and the Columbia Intermediate Tax-Exempt Fund as of April 29, 2005, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Nations Kansas Municipal Income Fund, the Columbia Pennsylvania Intermediate Municipal Bond Fund and the Nations Tennessee Intermediate Municipal Bond Fund by the Columbia Intermediate Tax-Exempt Fund at net asset value as of that date:

                                           Columbia     Nations                                           Columbia
                                         Pennsylvania   Tennesee       Columbia                         Intermediate
                          Nations Kansas Intermediate Intermediate   Intermediate                      Tax-Exempt Fund
                            Municipal     Municipal    Municipal   Tax-Exempt Fund      Pro Forma         Pro Forma
                           Income Fund    Bond Fund    Bond Fund   (Acquiring Fund)    Adjustments       Combined(1)
                          -------------- ------------ ------------ ---------------- ------------       ---------------
Class A
Net asset value..........  $        --   $ 2,105,407  $        --    $ 20,453,334   $ 19,648,877(2)(3)  $ 42,207,618
Shares outstanding.......           --       204,368           --       1,949,152      1,869,624(3)        4,023,144
Net asset value per share  $        --   $     10.30  $        --    $      10.49                       $      10.49

Class B
Net asset value..........  $        --   $   795,842  $        --    $  2,285,954   $  3,557,635(2)(4)  $  6,639,431
Shares outstanding.......           --        77,252           --         217,844        337,780(4)          632,876
Net asset value per share  $        --   $     10.30  $        --    $      10.49                       $      10.49

Class C
Net asset value..........  $        --   $   533,730  $        --    $  3,004,633   $  1,785,676(2)(5)  $  5,324,039
Shares outstanding.......           --        51,808           --         286,331        169,325(5)          507,464
Net asset value per share  $        --   $     10.30  $        --    $      10.49                       $      10.49

Class G
Net asset value..........  $        --   $        --  $        --    $    685,226   $        (63)(2)    $    685,163
Shares outstanding.......           --            --           --          65,300             --              65,300
Net asset value per share  $        --   $        --  $        --    $      10.49                       $      10.49

Class T
Net asset value..........  $        --   $        --  $        --    $ 18,399,248   $     (1,702)(2)    $ 18,397,546
Shares outstanding.......           --            --           --       1,753,386             --           1,753,386
Net asset value per share  $        --   $        --  $        --    $      10.49                       $      10.49

Class Z
Net asset value..........  $        --   $20,520,541  $        --    $453,758,362   $ 97,120,665(2)(6)  $571,399,568
Shares outstanding.......           --     1,991,889           --      43,241,702      9,226,718(6)       54,460,309
Net asset value per share  $        --   $     10.30  $        --    $      10.49                       $      10.49

Investor A
Net asset value..........  $ 4,193,122   $        --  $15,464,027    $         --   $(19,657,149)       $         --
Shares outstanding.......      417,808            --    1,476,170              --   $ (1,893,978)                 --
Net asset value per share  $     10.04   $        --  $     10.48    $         --                       $         --

Investor B
Net asset value..........  $   218,570   $        --  $ 3,340,818    $         --   $ (3,559,388)       $         --
Shares outstanding.......       21,806            --      318,875              --   $   (340,681)                 --
Net asset value per share  $     10.02   $        --  $     10.48    $         --                       $         --

Investor C
Net asset value..........  $   239,476   $        --  $ 1,547,571    $         --   $ (1,787,047)       $         --
Shares outstanding.......       23,921            --      148,464              --   $   (172,385)                 --
Net asset value per share  $     10.01   $        --  $     10.42    $         --                       $         --

Primary A
Net asset value..........  $60,798,085   $        --  $36,439,452    $         --   $(97,237,537)       $         --
Shares outstanding.......    6,057,080            --    3,478,304              --   $ (9,535,384)                 --
Net asset value per share  $     10.04   $        --  $     10.48    $         --                       $         --

--------
(1)Assumes the Merger was consummated on April 29, 2005 and is for information purposes only. No assurance can be given as to how many shares of the Columbia Intermediate Tax-Exempt Fund will be received by the shareholders of the Nations Kansas Municipal Income Fund, the Columbia Pennsylvania Intermediate Municipal Bond Fund and the Nations Tennessee Intermediate Municipal Bond Fund on the date the Merger takes place, and the foregoing should not be relied upon to reflect the number of shares of the Columbia Intermediate Tax-Exempt Fund that actually will be received on or after such date.
(2)Adjustments reflect one time proxy, accounting, legal and other costs of the Merger as approved by the Board of Trustees of $41,709, $42,192, $0 and $46,132 to be borne by Nations Kansas Municipal Income Fund, Columbia Pennsylvania Intermediate Municipal Bond Fund, Nations Tennesee Intermediate Municipal Bond Fund and Columbia Intermediate Tax-Exempt Fund, respectively.
(3)Includes net assets and shares from Investor A. Investor A shares will merge into Class A on the date of the Merger.
(4)Includes net assets and shares from Investor B. Investor B shares will merge into Class B on the date of the Merger.
(5)Includes net assets and shares from Investor C. Investor C shares will merge into Class C on the date of the Merger.
(6)Includes net assets and shares from Primary A. Primary A shares will merge into Class Z on the date of the Merger.
(7)Investor A, B, C and Primary A shares of Nations Kansas Municipal Income Fund and Nations Tennesee Intermediate Municipal Fund and Class A, B, C and Z shares of Columbia Pennsylvania Tax-Exempt Fund are exchanged for Class A, B, C, and Z shares of Columbia Intermediate Tax-Exempt Fund, based on the net asset value per share of Columbia Intermediate Tax-Exempt Fund's Class A, B, C and Z shares, respectively, at the time of the Merger.

                  COLUMBIA INTERMEDIATE TAX-EXEMPT BOND FUND
                                      AND
                   NATIONS INTERMEDIATE MUNICIPAL BOND FUND
                     NATIONS KANSAS MUNICIPAL INCOME FUND
              NATIONS TENNESSEE INTERMEDIATE MUNICIPAL BOND FUND

                   PRO FORMA COMBINING FINANCIAL STATEMENTS
                                  (UNAUDITED)

                         Notes to Financial Statements
                               October 31, 2004
                                  (unaudited)

Note 1. Organization

   Columbia Intermediate Tax-Exempt Bond Fund (the "Acquiring Fund"), a series of Columbia Funds Trust V (the "Trust"), is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

  Investment Goal

   The Acquiring Fund seeks to provide investors with current income, exempt from federal income tax, consistent with preservation of capital.

  Fund Shares

   The Acquiring Fund may issue an unlimited number of shares. The Acquiring Fund offers six classes of shares: Class A, Class B, Class C, Class G, Class T and Class Z shares. Each share class has its own expense structure.

Note 2. Basis of Combination

   The accompanying pro-forma financial statements are presented to show the effect of the proposed merger of Nations Intermediate Municipal Bond Fund, Nations Kansas Municipal Income Fund and Nations Tennessee Intermediate Municipal Bond Fund, each a series of Nations Funds Trust, ("Target Funds"), by the Acquiring Fund as if such mergers had occurred on November 1, 2003.

   Columbia Management Advisors, Inc. expects that all of the securities of held by each of the Target Funds will comply with the investment goal and strategies of the combined fund.

   Under the terms of the merger, the combination of the Target Funds and Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The merger will be accomplished by a combination of the net assets of the Target Funds into the Acquiring Fund in exchange for new shares of the Acquiring Fund at net asset value.

   The Investment Portfolio and Statement of Assets and Liabilities of the Target Funds and Acquiring Fund have been combined to reflect balances as of August 31, 2004. The Statement of Operations of the Target Funds and Acquiring Fund has been combined to reflect twelve months ended August 31, 2004. Columbia Management Advisors, Inc. believes that all of the securities held by the Target Funds would be eligible for purchase by the Acquiring Fund.

   Following the merger the Acquiring Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the Acquiring Fund and the results of operations for pre-combination periods will not be restated.

   The accompanying pro-forma combined financial statements should be read in conjunction with the financial statements of the Acquiring Fund and the Target Funds included within their respective annual shareholder reports dated October 31, 2004 and March 31, 2005, respectively, as well as the semi-annual shareholder reports dated April 30, 2004 and September 30, 2004, respectively.

   The following notes refer to the accompanying pro-forma combined financial statements as if the merger referenced above of the Target Funds by the Acquiring Fund had occurred on November 1, 2003.

Note 3. Significant Accounting Policies

   Both the Acquiring Fund and the Target Funds have substantially the same accounting policies, which are detailed in the annual shareholder reports referenced above in Note 2. The Acquiring Fund actively engaged in futures contracts. The accounting policies for these transactions are disclosed below.

  Futures Contracts

   The Acquiring Fund may invest in municipal and U.S. Treasury futures contracts. The Acquiring Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Acquiring Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, Inc. of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Acquiring Fund's Statement of Assets and Liabilities at any given time.

   Upon entering into a futures contract, the Acquiring Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Acquiring Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Acquiring Fund also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Acquiring Fund recognizes a realized gain or loss when the contract is closed or expires.

  Federal Income Tax Status

   Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Note 4. Capital Shares

   The pro-forma combining net asset value per share assumes the issuance of Acquiring Fund shares to Target Funds shareholders in connection with the proposed merger. The number of shares assumed to be issued is equal to the net asset value of the Target Funds divided by the net asset value per share of the Acquiring Fund as of October 31, 2004. The pro-forma number of shares outstanding, by class, for the combined entity consists of the following at October 31, 2004.

                                          Additional
                               Shares of    Shares    Total Shares
                               Acquiring    Assumed   Outstanding
                               Fund Pre-  Issued with     Post
              Class of Shares Combination   Merger    Combination
              --------------- ----------- ----------- ------------
                  Class A....  2,097,863    5,052,870   7,150,733
                  Class B....    243,067      811,493   1,054,560
                  Class C....    283,179      618,452     901,631
                  Class G....     80,010           --      80,010
                  Class T....  1,878,140           --   1,878,140
                  Class Z.... 44,468,382  169,460,449 213,928,831

Note 5. Legal Proceedings

   On February 9, 2005, Columbia and the Distributor (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

   Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce certain Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

   Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Fund's independent trustees and not unacceptable to the staff of the SEC. "At this time, the distribution plan is still under development. As such, any gain to the fund or its shareholders can not currently be determined."

   As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

   A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

   On January 11, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Fund and Columbia. The lawsuit alleges that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Fund and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs allege that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions.

   In 2004, certain Columbia funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose.

   On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia EntitiesLitigation. The plaintiffs are expected to file a consolidated amended complaint in June 2005. The Fund and the other defendants to these actions, including Columbia and various of its affiliates, certain other mutual funds advised by Columbia and its affiliates, and various directors of such funds, have denied these allegations and are contesting the plaintiffs' claims. These proceedings are ongoing, however, based on currently available information, Columbia believes that these lawsuits are without merit, that the likelihood they will have a material adverse impact on any fund is remote, and that the lawsuits are not likely to materially affect its ability to provide investment management services to its clients, including the Fund.

   In connection with events described in detail above, various parties have filed suit against certain funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL").

   On March 21, 2005 purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has conditionally ordered its transfer to the MDL. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, can not currently be made.

            PRO-FORMA COMBINING STATEMENTS OF ASSETS & LIABILITIES
                      As of October 31, 2004 (Unaudited)

                                                                                 Nations      Columbia
                                                                   Nations      Tennessee   Pennsylvania    Columbia
                                                                 Intermediate  Intermediate Intermediate  Intermediate
                                                                  Municipal     Municipal    Municipal     Tax-Exempt
                                                                  Bond Fund     Bond Fund    Bond Fund     Bond Fund
                                                                 Target Fund   Target Fund  Target Fund  Acquiring Fund
                                                                -------------- ------------ ------------ --------------
Assets:
Unaffiliated investments, at cost.............................. $1,641,954,352 $54,523,186  $22,959,105   $475,042,499
Affiliated investments, at cost................................      7,691,000     915,000           --             --
                                                                -------------- -----------  -----------   ------------
  Total investments, at cost...................................  1,649,645,352  55,438,186   22,959,105    475,042,499
Unaffiliated investments, at value............................. $1,730,768,965 $57,981,898  $24,633,948   $517,437,834
Affiliated investments, at value...............................      7,691,000     915,000           --             --
                                                                -------------- -----------  -----------   ------------
  Total investments, at value..................................  1,738,459,965  58,896,898   24,633,948    517,437,834
Cash...........................................................            100         417       38,529         92,441
Receivable for:
  Investments sold.............................................         88,000          --        2,631      4,430,422
  Fund shares sold.............................................        360,509          33           --        165,532
  Interest.....................................................     25,500,854     695,624      286,417      7,719,298
Receivable from Investment Advisor.............................      7,630,046     554,624           --             --
Deferred Trustees' compensation plan...........................             --          --        2,705         23,401
Other Assets...................................................             --          --        1,477             --
                                                                -------------- -----------  -----------   ------------
   Total Assets................................................ $1,772,039,474 $60,147,596  $24,965,707   $529,868,928
                                                                -------------- -----------  -----------   ------------
Liabilities:
Payable for:
  Investments purchased........................................             --   1,517,623           --      1,785,192
  Fund shares repurchased......................................        858,458         251      143,000        774,436
  Futures variation margin.....................................             --          --           --         54,000
  Distributions................................................      5,789,940     190,043       55,237      1,256,456
  Investment advisory fee......................................      7,969,319     552,409       11,548        243,290
  Administration fee...........................................        327,709      10,755        1,407         29,701
  Transfer agent fee...........................................        202,188       7,747        1,185         27,253
  Pricing and bookkeeping fees.................................             --          --        2,252         13,861
  Trustees' fees...............................................         63,633      94,437          507          1,313
  Audit fee....................................................         26,443      15,996       17,651         24,440
  Legal fee....................................................         36,520      13,686           --             --
  Custody fee..................................................         31,542       2,216          871          4,349
  Distribution and service fees................................         15,175       8,028        1,399          9,960
  Miscellaneous fee............................................         56,336       2,528           --             --
Deferred Trustees' fees........................................             --          --        2,705         23,401
Other liabilities..............................................             --          --        4,367         37,487
                                                                -------------- -----------  -----------   ------------
   Total Liabilities...........................................     15,377,263   2,415,719      242,129      4,285,139
                                                                -------------- -----------  -----------   ------------
Net Assets..................................................... $1,756,662,211 $57,731,877  $24,723,578   $525,583,789
                                                                ============== ===========  ===========   ============
Composition of Net Assets:
Paid-in capital................................................ $1,664,400,394 $54,317,287  $24,226,888   $479,545,394
Accumulated net investment income..............................      2,274,350      41,880       11,474        939,675
Accumulated net realized gain (loss) on investments and futures
 contracts.....................................................      1,172,854     (86,002)  (1,189,627)     2,934,358
Unrealized appreciation (depreciation) on:
  Investments..................................................     88,814,613   3,458,712    1,674,843     42,395,335
  Futures contracts............................................             --          --           --       (230,973)
                                                                -------------- -----------  -----------   ------------
Net Assets..................................................... $1,756,662,211 $57,731,877  $24,723,578   $525,583,789
                                                                ============== ===========  ===========   ============
Class A:(a)
Net assets..................................................... $           -- $        --  $ 2,258,530   $ 22,478,855
Shares outstanding.............................................             --          --      215,810      2,097,863
                                                                ============== ===========  ===========   ============
Net asset value per share(b)...................................             --          --  $     10.47   $      10.72
                                                                ============== ===========  ===========   ============
Maximum sales charge...........................................             --          --         4.75%          4.75%
                                                                ============== ===========  ===========   ============
Maximum offering price per share(c)............................ $           -- $        --  $     10.99   $      11.25
                                                                ============== ===========  ===========   ============
Class B:(a)
Net assets..................................................... $           -- $        --  $   924,870   $  2,604,546
Shares outstanding.............................................             --          --       88,377        243,067
                                                                ============== ===========  ===========   ============
Net asset value and offering price per share(b)................             --          --  $     10.47   $      10.72
                                                                ============== ===========  ===========   ============

                                                                                   Columbia
                                                                                 Intermediate
                                                                                Tax-Exempt Bond
                                                                   Pro-Forma    Fund Pro-Forma
                                                                  Adjustments      Combined
                                                                -----------     ---------------
Assets:
Unaffiliated investments, at cost.............................. $        --     $2,194,479,142
Affiliated investments, at cost................................          --          8,606,000
                                                                -----------     --------------
  Total investments, at cost...................................          --      2,203,085,142
Unaffiliated investments, at value............................. $        --     $2,330,822,645
Affiliated investments, at value...............................          --          8,606,000
                                                                -----------     --------------
  Total investments, at value..................................          --      2,339,428,645
Cash...........................................................          --            131,487
Receivable for:
  Investments sold.............................................          --          4,521,053
  Fund shares sold.............................................          --            526,074
  Interest.....................................................          --         34,202,193
Receivable from Investment Advisor.............................          --          8,184,670
Deferred Trustees' compensation plan...........................          --             26,106
Other Assets...................................................          --              1,477
                                                                -----------     --------------
   Total Assets................................................ $        --     $2,387,021,705
                                                                -----------     --------------
Liabilities:
Payable for:
  Investments purchased........................................          --          3,302,815
  Fund shares repurchased......................................          --          1,776,145
  Futures variation margin.....................................          --             54,000
  Distributions................................................          --          7,291,676
  Investment advisory fee......................................          --          8,776,566
  Administration fee...........................................          --            369,572
  Transfer agent fee...........................................          --            238,373
  Pricing and bookkeeping fees.................................          --             16,113
  Trustees' fees...............................................          --            159,890
  Audit fee....................................................          --             84,530
  Legal fee....................................................          --             50,206
  Custody fee..................................................          --             38,978
  Distribution and service fees................................          --             34,562
  Miscellaneous fee............................................          --             58,864
Deferred Trustees' fees........................................          --             26,106
Other liabilities..............................................      88,324(d)         130,178
                                                                -----------     --------------
   Total Liabilities...........................................      88,324         22,408,574
                                                                -----------     --------------
Net Assets..................................................... $   (88,324)(d) $2,364,613,131
                                                                ===========     ==============
Composition of Net Assets:
Paid-in capital................................................          --     $2,222,489,963
Accumulated net investment income..............................     (88,324)(d)      3,179,055
Accumulated net realized gain (loss) on investments and futures
 contracts.....................................................          --          2,831,583
Unrealized appreciation (depreciation) on:
  Investments..................................................          --        136,343,503
  Futures contracts............................................          --           (230,973)
                                                                -----------     --------------
Net Assets..................................................... $   (88,324)(d) $2,364,613,131
                                                                ===========     ==============
Class A:(a)
Net assets..................................................... $49,859,837(d)  $   74,597,222
Shares outstanding.............................................   4,645,023(e)       6,958,696
                                                                                ==============
Net asset value per share(b)...................................                 $        10.72
                                                                                ==============
Maximum sales charge...........................................                           4.75%
                                                                                ==============
Maximum offering price per share(c)............................                 $        11.25
                                                                                ==============
Class B:(a)
Net assets..................................................... $ 8,415,708(d)  $   11,945,124
Shares outstanding.............................................     782,840(e)       1,114,284
                                                                                ==============
Net asset value and offering price per share(b)................                 $        10.72
                                                                                ==============

                                                                           Nations      Columbia
                                                            Nations       Tennessee   Pennsylvania    Columbia
                                                          Intermediate   Intermediate Intermediate  Intermediate
                                                           Municipal      Municipal    Municipal     Tax-Exempt
                                                           Bond Fund      Bond Fund    Bond Fund     Bond Fund
                                                          Target Fund    Target Fund  Target Fund  Acquiring Fund
                                                         --------------  ------------ ------------ --------------
Class C:(a)
Net assets.............................................. $           --  $        --  $   446,869   $  3,034,295
Shares outstanding......................................             --           --       42,700        283,179
                                                         ==============  ===========  ===========   ============
Net asset value and offering price per share(b).........             --           --  $     10.47   $      10.72
                                                         ==============  ===========  ===========   ============
Class G:
Net assets.............................................. $           --  $        --  $        --   $    857,327
Shares outstanding......................................             --           --           --         80,010
                                                         ==============  ===========  ===========   ============
Net asset value and offering price per share(b)......... $           --  $        --  $        --   $      10.72
                                                         ==============  ===========  ===========   ============
Class T:
Net assets.............................................. $           --  $        --  $        --   $ 20,124,544
Shares outstanding......................................             --           --           --      1,878,140
                                                         ==============  ===========  ===========   ============
Net asset value per share(b)............................ $           --  $        --  $        --   $      10.72
                                                         ==============  ===========  ===========   ============
Maximum sales charge....................................             --           --           --           4.75%
                                                         ==============  ===========  ===========   ============
Maximum offering price per share(c)..................... $           --  $        --  $        --   $      11.25
                                                         ==============  ===========  ===========   ============
Class Z:(a)
Net assets.............................................. $           --  $        --  $21,093,309   $476,484,222
Shares outstanding......................................             --           --    2,015,548     44,468,382
                                                         ==============  ===========  ===========   ============
Net asset value, offering and redemption price per share $           --  $        --  $     10.47   $      10.72
                                                         ==============  ===========  ===========   ============
Investor A Shares:(a)
Net assets.............................................. $   34,127,463  $15,738,201  $        --   $         --
Shares outstanding......................................      3,307,765    1,482,947           --             --
                                                         ==============  ===========  ===========   ============
Net asset value and redemption price per share.......... $        10.32  $     10.61           --             --
                                                         ==============  ===========  ===========   ============
Maximum sales charge....................................           3.25%        3.25%          --             --
                                                         ==============  ===========  ===========   ============
Maximum offering price per share........................ $        10.67  $     10.97  $        --   $         --
                                                         ==============  ===========  ===========   ============
Investor B Shares:(a)
Net assets.............................................. $    4,651,729  $ 3,765,786  $        --   $         --
Shares outstanding......................................        450,958      354,795           --             --
                                                         ==============  ===========  ===========   ============
Net asset value and offering price per share(b)......... $        10.32  $     10.61  $        --   $         --
                                                         ==============  ===========  ===========   ============
Investor C Shares:(a)
Net assets.............................................. $    4,689,170  $ 1,802,703  $        --   $         --
Shares outstanding......................................        454,484      170,706           --             --
                                                         ==============  ===========  ===========   ============
Net asset value and offering price per share(b)......... $        10.32  $     10.56  $        --   $         --
                                                         ==============  ===========  ===========   ============
Primary A Shares:(a)
Net assets.............................................. $1,713,193,849  $36,425,187  $        --   $         --
Shares outstanding......................................    166,035,284    3,431,893           --             --
                                                         ==============  ===========  ===========   ============
Net asset value, offering and redemption price per share $        10.32  $     10.61  $        --   $         --
                                                         ==============  ===========  ===========   ============

                                                                                Columbia
                                                                              Intermediate
                                                                             Tax-Exempt Bond
                                                              Pro-Forma      Fund Pro-Forma
                                                             Adjustments        Combined
                                                         ---------------     ---------------
Class C:(a)
Net assets.............................................. $     6,490,844(d)  $    9,972,008
Shares outstanding......................................         604,346(e)         930,225
                                                                             ==============
Net asset value and offering price per share(b).........                     $        10.72
                                                                             ==============
Class G:
Net assets.............................................. $           (75)(d) $      857,252
Shares outstanding......................................                             80,010
                                                                             ==============
Net asset value and offering price per share(b).........                     $        10.72
                                                                             ==============
Class T:
Net assets.............................................. $        (1,766)(d) $   20,122,778
Shares outstanding......................................                          1,878,140
                                                                             ==============
Net asset value per share(b)............................                     $        10.72
                                                                             ==============
Maximum sales charge....................................                               4.75%
                                                                             ==============
Maximum offering price per share(c).....................                     $        11.25
                                                                             ==============
Class Z:(a)
Net assets.............................................. $ 1,749,541,216(d)  $2,247,118,747
Shares outstanding......................................    163,135,356 (e)     209,619,286
                                                                             ==============
Net asset value, offering and redemption price per share                     $        10.72
                                                                             ==============
Investor A Shares:(a)
Net assets.............................................. $   (49,865,664)    $           --
Shares outstanding......................................      (4,790,712)                --
                                                                             ==============
Net asset value and redemption price per share..........                     $           --
                                                                             ==============
Maximum sales charge....................................                               3.25%
                                                                             ==============
Maximum offering price per share........................                     $           --
                                                                             ==============
Investor B Shares:(a)
Net assets.............................................. $    (8,417,515)    $           --
Shares outstanding......................................        (805,753)                --
                                                                             ==============
Net asset value and offering price per share(b).........                     $           --
                                                                             ==============
Investor C Shares:(a)
Net assets.............................................. $    (6,491,873)    $           --
Shares outstanding......................................        (625,190)                --
                                                                             ==============
Net asset value and offering price per share(b).........                     $           --
                                                                             ==============
Primary A Shares:(a)
Net assets.............................................. $(1,749,619,036)    $           --
Shares outstanding......................................    (169,467,177)    $           --
                                                                             ==============
Net asset value, offering and redemption price per share                     $           --
                                                                             ==============

--------
(a)Investor A, Investor B, Investor C and Primary A shares of Nations Intermediate Municipal Bond and Nations Tennessee Intermediate Municipal
   Bond Funds are exchanged for Class A, B, C and Z shares of Columbia Intermediate Tax Exempt Bond Fund shares, based on the net asset value per share of Columbia Intermediate Tax-Exempt Bond Fund's Class A, B, C and Z shares, respectively, at the time of the merger. Class A, B, C and Z shares of Columbia Pennsylvania Intermediate Municipal Bond Fund are exchanged for Class A, B, C and Z shares of Columbia Intermediate Tax-Exempt Bond Fund shares, based on the net asset value per share of Columbia Intermediate Tax-Exempt Bond Fund's Class A, B, C and Z shares, respectively, at the time of the merger.
(b)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(c)On sales of $50,000 or more the offering price is reduced.
(d)Adjustment reflects one time proxy, accounting, legal and other costs of the reorganization as approved by the Board of Trustees of $0.00, $0.00, $42,192 and $46,132 to be borne by Nations Intermediate Municipal Bond, Nations Tennessee Intermediate Municipal Bond, Columbia Pennsylvania Intermediate Municipal Bond and Columbia Intermediate Tax-Exempt Bond Funds, respectively.
(e)Reflects estimated shares issued to Target Fund at the time of the merger.

                 PRO-FORMA COMBINING STATEMENTS OF OPERATIONS
           For the Twelve Months Ended October 31, 2004 (Unaudited)

                                               Nations      Columbia
                                  Nations     Tennessee   Pennsylvania    Columbia
                                Intermediate Intermediate Intermediate  Intermediate                    Columbia
                                 Municipal    Municipal    Municipal     Tax-Exempt                Intermediate Tax-
                                 Bond Fund    Bond Fund    Bond Fund     Bond Fund     Pro-Forma    Exempt Bond Fund
                                Target Fund  Target Fund  Target Fund  Acquiring Fund Adjustments  Pro-Forma Combined
                                ------------ ------------ ------------ -------------- -----------  ------------------
Investment Income:
Interest....................... $81,810,613   $2,718,925   $1,102,128   $24,920,418   $        --     $110,552,084
Dividends......................          --           --        3,753        62,205            --           65,958
Dividends from affiliates......     139,693       10,173           --            --            --          149,866
                                -----------   ----------   ----------   -----------   -----------     ------------
 Total Investment Income.......  81,950,306    2,729,098    1,105,881    24,982,623            --      110,767,908
                                -----------   ----------   ----------   -----------   -----------     ------------
Expenses:
Investment advisory fee........   7,312,751      239,496      144,843     2,998,135      (589,014)      10,106,211(c)
Administration fee.............   4,022,011      131,722       17,645       368,250    (2,890,666)       1,648,962(c)
Distribution Fee
 Class A.......................          --           --           --            --            --              -- (a)
 Class B.......................      37,343       28,922        6,168        18,945        (9,693)          81,685(a)
 Class C.......................      40,416       14,864        3,681        13,690        (7,916)          64,735(a)
 Class G.......................          --           --           --         9,025            --            9,025(a)
Service Fee
 Class A.......................      90,723       37,213        5,491        44,249       (26,864)         150,812(a)
 Class B.......................      12,448        9,641        2,056         5,829        (4,840)          25,134(a)
 Class C.......................      13,472        4,955        1,227         4,205        (3,997)          19,862(a)
 Class G.......................          --           --           --         2,083            --            2,083(a)
 Class T.......................          --           --           --        33,729            --           33,729(a)
Transfer agent fee.............     592,235       20,048        6,724       191,367      (454,778)         355,596(d)
Pricing and bookkeeping fees...          --           --       23,766       129,576        32,899          186,241(b)
Trustees' fees.................      27,440       27,440        6,869        20,058       (20,583)          61,224(b)
Custody fee....................     112,922        6,054        5,793        26,922            --          151,691
Audit fee......................      31,665       28,971       27,572        39,500       (91,483)          36,225(b)
Legal fee......................      33,785       48,645           --            --        15,175           97,605(b)
Registration fees..............      35,387        1,691       53,754        91,918       (82,750)         100,000(b)
Non-recurring costs (See Note
 5)............................         492           --        1,193        26,053            --           27,738
Other expenses.................      78,572       23,533       11,711       114,673       (20,931)         207,558(b)
                                -----------   ----------   ----------   -----------   -----------     ------------
 Total Expenses before
   interest expense............  12,441,662      623,195      318,493     4,138,207    (4,155,440)      13,366,117
Interest Expense...............       2,323          114           --            --            --            2,437
 Total Expenses................  12,443,985      623,309      318,493     4,138,207    (4,155,440)      13,368,554
Fees and expenses waived or
 reimbursed by Investment
 Advisor.......................  (3,105,835)    (228,231)          --            --     2,688,831         (645,235)(f)
Fees and expenses waived or
 reimbursed by Transfer Agent..          --           --           --        (1,058)        1,058              -- (d)
Fees and expenses waived or
 reimbursed by
 Distributor--Class C..........          --           --       (1,718)       (9,486)      (33,613)         (44,817)(e)
Non-recurring costs assumed
 by Investment Advisor (See
 Note 5).......................        (492)          --       (1,193)      (26,053)           --          (27,738)
Custody earnings credit........          --           --         (150)         (237)           --             (387)
                                -----------   ----------   ----------   -----------   -----------     ------------
 Net Expenses..................   9,337,658      395,078      315,432     4,101,373    (1,499,164)      12,650,377
                                -----------   ----------   ----------   -----------   -----------     ------------
Net Investment Income..........  72,612,648    2,334,020      790,449    20,881,250     1,499,164       98,117,531
                                -----------   ----------   ----------   -----------   -----------     ------------
Net Realized and Unrealized
 Gain (Loss) on Investments
 and Futures Contracts
Net realized gain (loss) on:
 Investments...................   2,415,344      158,329      248,894     3,899,855            --        6,722,422
 Futures contracts.............          --           --           --      (381,708)           --         (381,708)
                                -----------   ----------   ----------   -----------   -----------     ------------
   Net Realized gain...........   2,415,344      158,329      248,894     3,518,147            --        6,340,714
Net change in unrealized
 appreciation/depreciation)
 on:
 Investments...................    (820,520)      55,467      101,240      (719,313)           --       (1,383,126)
 Futures contracts.............          --           --           --      (230,973)           --         (230,973)
                                -----------   ----------   ----------   -----------   -----------     ------------
   Net change in unrealized
    appreciation/depreciation..    (820,520)      55,467      101,240      (950,286)           --       (1,614,099)
                                -----------   ----------   ----------   -----------   -----------     ------------
Net Gain.......................   1,594,824      213,796      350,134     2,567,861            --        4,726,615
                                -----------   ----------   ----------   -----------   -----------     ------------
Net Increase in Net Assets
 from Operations............... $74,207,472   $2,547,816   $1,140,583   $23,449,111   $ 1,499,164     $102,844,146
                                ===========   ==========   ==========   ===========   ===========     ============

--------
(a)Based on the contract in effect for the Columbia Intermediate Tax-Exempt Bond Fund, the surviving fund.
(b)Reflects elimination of duplicate expenses achieved as a result of merging funds.
(c)Certain fees have been reduced based on the terms of the New York Attorney General Settlement. See Note 5 of the notes to the financial statements.
(d)Reflects the reduction of fees due to the consolidation of transfer agency services with one vendor.
(e)Based on voluntary fee waiver for the Columbia Intermediate Tax-exempt Bond Fund, the surviving fund.
(f)Based on contractual cap expected post merger

                                Capitalization

   The following table shows on an unaudited basis the capitalization of the Nations Intermediate Municipal Bond Fund, the Columbia Pennsylvania Intermediate Municipal Bond Fund, the Nations Tennessee Intermediate Municipal Bond Fund and the Columbia Intermediate Tax-Exempt Fund as of April 29, 2005, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Nations Intermediate Municipal Bond Fund, the Columbia Pennsylvania Intermediate Municipal Bond Fund and the Nations Tennessee Intermediate Municipal Bond Fund by the Columbia Intermediate Tax-Exempt Fund at net asset value as of that date:

                                           Columbia     Nations                                              Columbia
                             Nations     Pennsylvania   Tennesee       Columbia                            Intermediate
                           Intermediate  Intermediate Intermediate   Intermediate                         Tax-Exempt Fund
                            Municipal     Municipal    Municipal   Tax-Exempt Fund        Pro Forma          Pro Forma
                            Bond Fund     Bond Fund    Bond Fund   (Acquiring Fund)      Adjustments        Combined(1)
                          -------------- ------------ ------------ ---------------- ---------------       ---------------
Class A
Net asset value.......... $           -- $ 2,105,407  $        --    $ 20,453,334   $    46,488,027(2)(3) $   69,046,768
Shares outstanding.......             --     204,368           --       1,949,152         4,428,170(3)         6,581,690
Net asset value per share $           -- $     10.30  $        --    $      10.49                         $        10.49

Class B
Net asset value.......... $           -- $   795,842  $        --    $  2,285,954   $     7,780,223(2)(4) $   10,862,019
Shares outstanding.......             --      77,252           --         217,844           740,315(4)         1,035,411
Net asset value per share $           -- $     10.30  $        --    $      10.49                         $        10.49

Class C
Net asset value.......... $           -- $   533,730  $        --    $  3,004,633   $     5,754,309(2)(5) $    9,292,672
Shares outstanding.......             --      51,808           --         286,331           547,650(5)           885,789
Net asset value per share $           -- $     10.30  $        --    $      10.49                         $        10.49

Class G
Net asset value.......... $           -- $        --  $        --    $    685,226   $           (63)(2)   $      685,163
Shares outstanding.......             --          --           --          65,300                --               65,300
Net asset value per share $           -- $        --  $        --    $      10.49                         $        10.49

Class T
Net asset value.......... $           -- $        --  $        --    $ 18,399,248   $        (1,702)(2)   $   18,397,546
Shares outstanding.......             --          --           --       1,753,386                --            1,753,386
Net asset value per share $           -- $        --  $        --    $      10.49                         $        10.49

Class Z
Net asset value.......... $           -- $20,520,541  $        --    $453,758,362   $ 1,672,951,977(2)(6) $2,147,230,880
Shares outstanding.......             --   1,991,889           --      43,241,702       159,448,960(6)       204,682,551
Net asset value per share $           -- $     10.30  $        --    $      10.49                         $        10.49

Investor A
Net asset value.......... $   31,029,600 $        --  $15,464,027    $         --   $   (46,493,627)      $           --
Shares outstanding.......      3,045,129          --    1,476,170              --   $    (4,521,299)                  --
Net asset value per share $        10.19 $        --  $     10.48    $         --                         $           --

Investor B
Net asset value.......... $    4,441,019 $        --  $ 3,340,818    $         --   $    (7,781,837)      $           --
Shares outstanding.......        435,913          --      318,875              --   $      (754,788)                  --
Net asset value per share $        10.19 $        --  $     10.48    $         --                         $           --

Investor C
Net asset value.......... $    4,207,956 $        --  $ 1,547,571    $         --   $    (5,755,527)      $           --
Shares outstanding.......        412,957          --      148,464              --   $      (561,421)                  --
Net asset value per share $        10.19 $        --  $     10.42    $         --                         $           --

Primary A
Net asset value.......... $1,636,590,652 $        --  $36,439,452    $         --   $(1,673,030,104)      $           --
Shares outstanding.......    160,595,170          --    3,478,304              --   $  (164,073,474)                  --
Net asset value per share $        10.19 $        --  $     10.48    $         --                         $           --

--------
(1)Assumes the Merger was consummated on April 29, 2005 and is for information purposes only. No assurance can be given as to how many shares of the Columbia Intermediate Tax-Exempt Fund will be received by the shareholders of the Nations Intermediate Municipal Bond Fund, the Columbia Pennsylvania Intermediate Municipal Bond Fund, and the Nations Tennessee Intermediate Municipal Bond Fund on the date the Merger takes place, and the foregoing should not be relied upon to reflect the number of shares of the Columbia Intermediate Tax-Exempt Fund that actually will be received on or after such date.
(2)Adjustments reflect one time proxy, accounting, legal and other costs of the Merger as approved by the Board of Trustees of $0, $42,192, $0 and $46,132 to be borne by Nations Intermediate Municipal Bond Fund, Columbia Pennsylvania Intermediate Municipal Bond Fund, Nations Tennesee Intermediate Municipal Bond Fund and Columbia Intermediate Tax-Exempt Fund, respectively.
(3)Includes net assets and shares from Investor A. Investor A shares will merge into Class A on the date of the Merger.
(4)Includes net assets and shares from Investor B. Investor B shares will merge into Class B on the date of the Merger.
(5)Includes net assets and shares from Investor C. Investor C shares will merge into Class C on the date of the Merger.
(6)Includes net assets and shares from Primary A. Primary A shares will merge into Class Z on the date of the Merger.
(7)Investor A, B, C and Primary A shares of Nations Intermediate Municipal Fund and Nations Tennesee Intermediate Municipal Fund and Class A, B, C and Z shares of Columbia Pennsylvania Tax-Exempt Fund are exchanged for Class A, B, C, and Z shares of Columbia Intermediate Tax-Exempt Fund, based on the net asset value per share of Columbia Intermediate Tax-Exempt Fund's Class A, B, C and Z shares, respectively, at the time of the Merger.

                  COLUMBIA INTERMEDIATE TAX-EXEMPT BOND FUND
                                      AND
                   NATIONS INTERMEDIATE MUNICIPAL BOND FUND
                     NATIONS KANSAS MUNICIPAL INCOME FUND
            COLUMBIA PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND

                   PRO FORMA COMBINING FINANCIAL STATEMENTS
                                  (UNAUDITED)

                         Notes to Financial Statements
                               October 31, 2004
                                  (unaudited)

Note 1. Organization

   Columbia Intermediate Tax-Exempt Bond Fund (the "Acquiring Fund"), a series of Columbia Funds Trust V (the "Trust"), is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

  Investment Goal

   The Acquiring Fund seeks to provide investors with current income, exempt from federal income tax, consistent with preservation of capital.

  Fund Shares

   The Acquiring Fund may issue an unlimited number of shares. The Acquiring Fund offers six classes of shares: Class A, Class B, Class C, Class G, Class T and Class Z shares. Each share class has its own expense structure.

Note 2. Basis of Combination

   The accompanying pro-forma financial statements are presented to show the effect of the proposed merger of Nations Intermediate Municipal Bond Fund, Nations Kansas Municipal Income Fund, each a series of Nations Funds Trust and Columbia Pennsylvania intermediate Municipal Bond Fund, an existing series of the Trust, ("Target Funds"), by the Acquiring Fund as if such mergers had occurred on November 1, 2003.

   Columbia Management Advisors, Inc. expects that all of the securities of held by each of the Target Funds will comply with the investment goal and strategies of the combined fund.

   Under the terms of the merger, the combination of the Target Funds and Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The merger will be accomplished by a combination of the net assets of the Target Funds into the Acquiring Fund in exchange for new shares of the Acquiring Fund at net asset value.

   The Investment Portfolio and Statement of Assets and Liabilities of the Target Funds and Acquiring Fund have been combined to reflect balances as of August 31, 2004. The Statement of Operations of the Target Funds and Acquiring Fund has been combined to reflect twelve months ended August 31, 2004. Columbia Management Advisors, Inc. believes that all of the securities held by the Target Funds would be eligible for purchase by the Acquiring Fund.

   Following the merger the Acquiring Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the Acquiring Fund and the results of operations for pre-combination periods will not be restated.

   The accompanying pro-forma combined financial statements should be read in conjunction with the financial statements of the Acquiring Fund and the Target Funds included within their respective annual shareholder reports dated October 31, 2004 and March 31, 2005, respectively, as well as the semi-annual shareholder reports dated April 30, 2004 and September 30, 2004, respectively.

   The following notes refer to the accompanying pro-forma combined financial statements as if the merger referenced above of the Target Funds by the Acquiring Fund had occurred on November 1, 2003.

Note 3. Significant Accounting Policies

   Both the Acquiring Fund and the Target Funds have substantially the same accounting policies, which are detailed in the annual shareholder reports referenced above in Note 2. The Acquiring Fund actively engaged in futures contracts. The accounting policies for these transactions are disclosed below.

  Futures Contracts

   The Acquiring Fund may invest in municipal and U.S. Treasury futures contracts. The Acquiring Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Acquiring Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, Inc. of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Acquiring Fund's Statement of Assets and Liabilities at any given time.

   Upon entering into a futures contract, the Acquiring Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Acquiring Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Acquiring Fund also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Acquiring Fund recognizes a realized gain or loss when the contract is closed or expires.

  Federal Income Tax Status

   Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Note 4. Capital Shares

   The pro-forma combining net asset value per share assumes the issuance of Acquiring Fund shares to Target Funds shareholders in connection with the proposed merger. The number of shares assumed to be issued is equal to the net asset value of the Target Funds divided by the net asset value per share of the Acquiring Fund as of October 31, 2004. The pro-forma number of shares outstanding, by class, for the combined entity consists of the following at October 31, 2004.

                          Shares of    Additional Shares   Total Shares
                       Acquiring Fund   Assumed Issued     Outstanding
       Class of Shares Pre-Combination    with Merger    Post Combination
       --------------- --------------- ----------------- ----------------
           Class A....    2,097,863         3,795,078        5,892,941
           Class B....      243,067           546,335          789,402
           Class C....      283,179           491,903          775,082
           Class G....       80,010                --           80,010
           Class T....    1,878,140                --        1,878,140
           Class Z....   44,468,382       168,026,878      212,495,260

Note 5. Legal Proceedings

   On February 9, 2005, Columbia and the Distributor (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

   Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce certain Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

   Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Fund's independent trustees and not unacceptable to the staff of the SEC. "At this time, the distribution plan is still under development. As such, any gain to the fund or its shareholders can not currently be determined."

   As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

   A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

   On January 11, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Fund and Columbia. The lawsuit alleges that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Fund and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs allege that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions.

   In 2004, certain Columbia funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose.

   On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia EntitiesLitigation. The plaintiffs are expected to file a consolidated amended complaint in June 2005. The Fund and the other defendants to these actions, including Columbia and various of its affiliates, certain other mutual funds advised by Columbia and its affiliates, and various directors of such funds, have denied these allegations and are contesting the plaintiffs' claims. These proceedings are ongoing, however, based on currently available information, Columbia believes that these lawsuits are without merit, that the likelihood they will have a material adverse impact on any fund is remote, and that the lawsuits are not likely to materially affect its ability to provide investment management services to its clients, including the Fund.

   In connection with events described in detail above, various parties have filed suit against certain funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL").

   On March 21, 2005 purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has conditionally ordered its transfer to the MDL. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, can not currently be made.

            PRO-FORMA COMBINING STATEMENTS OF ASSETS & LIABILITIES
                      As of October 31, 2004 (Unaudited)

                                                                                     Columbia
                                                           Nations       Nations   Pennsylvania    Columbia
                                                         Intermediate    Kansas    Intermediate  Intermediate
                                                          Municipal     Municipal   Municipal     Tax-Exempt
                                                          Bond Fund    Income Fund  Bond Fund     Bond Fund       Pro-Forma
                                                         Target Fund   Target Fund Target Fund  Acquiring Fund   Adjustments
                                                        -------------- ----------- ------------ -------------- -----------
Assets:
Unaffiliated investments, at cost...................... $1,641,954,352 $64,416,205 $22,959,105   $475,042,499  $        --
Affiliated investments, at cost........................      7,691,000   5,064,000          --             --           --
                                                        -------------- ----------- -----------   ------------  -----------
  Total investments, at cost...........................  1,649,645,352  69,480,205  22,959,105    475,042,499           --
Unaffiliated investments, at value..................... $1,730,768,965 $67,607,646 $24,633,948   $517,437,834  $        --
Affiliated investments, at value.......................      7,691,000   5,064,000          --             --           --
                                                        -------------- ----------- -----------   ------------  -----------
  Total investments, at value..........................  1,738,459,965  72,671,646  24,633,948    517,437,834           --
Cash...................................................            100         904      38,529         92,441           --
Receivable for:
  Investments sold.....................................         88,000          --       2,631      4,430,422           --
  Fund shares sold.....................................        360,509      15,777          --        165,532           --
  Interest.............................................     25,500,854     792,144     286,417      7,719,298           --
Receivable from Investment Advisor.....................      7,630,046      47,069          --             --           --
Deferred Trustees' compensation plan...................             --          --       2,705         23,401           --
Other Assets...........................................             --          --       1,477             --           --
                                                        -------------- ----------- -----------   ------------  -----------
   Total Assets........................................ $1,772,039,474 $73,527,540 $24,965,707   $529,868,928  $        --
                                                        -------------- ----------- -----------   ------------  -----------
Liabilities:
Payable for:
  Investments purchased................................             --   1,127,145          --      1,785,192           --
  Fund shares repurchased..............................        858,458          --     143,000        774,436           --
  Futures variation margin.............................             --          --          --         54,000           --
  Distributions........................................      5,789,940     214,501      55,237      1,256,456           --
  Investment advisory fee..............................      7,969,319      53,481      11,548        243,290           --
  Administration fee...................................        327,709      13,385       1,407         29,701           --
  Transfer agent fee...................................        202,188      10,467       1,185         27,253           --
  Pricing and bookkeeping fees.........................             --          --       2,252         13,861           --
  Trustees' fees.......................................         63,633      38,768         507          1,313           --
  Audit fee............................................         26,443      17,574      17,651         24,440           --
  Legal fee............................................         36,520      11,076          --             --           --
  Custody fee..........................................         31,542       2,415         871          4,349           --
  Distribution and service fees........................         15,175       1,262       1,399          9,960           --
  Miscellaneous fee....................................         56,336       4,186          --             --           --
Deferred Trustees' fees................................             --          --       2,705         23,401           --
Other liabilities......................................             --          --       4,367         37,487     130,033 (d)
                                                        -------------- ----------- -----------   ------------  -----------
   Total Liabilities...................................     15,377,263   1,494,260     242,129      4,285,139      130,033
                                                        -------------- ----------- -----------   ------------  -----------
Net Assets............................................. $1,756,662,211 $72,033,280 $24,723,578   $525,583,789  $  (130,033)(d)
                                                        ============== =========== ===========   ============  ===========
Composition of Net Assets:
Paid-in capital........................................ $1,664,400,394 $68,397,404 $24,226,888   $479,545,394           --
Accumulated net investment income......................      2,274,350      79,952      11,474        939,675     (130,033)(d)
Accumulated net realized gain (loss) on investments and
 futures contracts.....................................      1,172,854     364,483  (1,189,627)     2,934,358           --
Unrealized appreciation (depreciation) on:
  Investments..........................................     88,814,613   3,191,441   1,674,843     42,395,335           --
  Futures contracts....................................             --          --          --       (230,973)          --
                                                        -------------- ----------- -----------   ------------  -----------
Net Assets............................................. $1,756,662,211 $72,033,280 $24,723,578   $525,583,789  $  (130,033)(d)
                                                        ============== =========== ===========   ============  ===========
Class A:(a)
Net assets............................................. $           -- $        -- $ 2,258,530   $ 22,478,855  $38,434,946(d)
Shares outstanding.....................................             --          --     215,810      2,097,863    3,579,268(e)
                                                        ============== =========== ===========   ============
Net asset value per share(b)...........................             --          -- $     10.47   $      10.72
                                                        ============== =========== ===========   ============
Maximum sales charge...................................             --          --        4.75%          4.75%
                                                        ============== =========== ===========   ============
Maximum offering price per share(c).................... $           -- $        -- $     10.99   $      11.25
                                                        ============== =========== ===========   ============

                                                           Columbia
                                                         Intermediate
                                                          Tax-Exempt
                                                          Bond Fund
                                                          Pro-Forma
                                                           Combined
                                                        --------------
Assets:
Unaffiliated investments, at cost...................... $2,204,372,161
Affiliated investments, at cost........................     12,755,000
                                                        --------------
  Total investments, at cost...........................  2,217,127,161
Unaffiliated investments, at value..................... $2,340,448,393
Affiliated investments, at value.......................     12,755,000
                                                        --------------
  Total investments, at value..........................  2,353,203,393
Cash...................................................        131,974
Receivable for:
  Investments sold.....................................      4,521,053
  Fund shares sold.....................................        541,818
  Interest.............................................     34,298,713
Receivable from Investment Advisor.....................      7,677,115
Deferred Trustees' compensation plan...................         26,106
Other Assets...........................................          1,477
                                                        --------------
   Total Assets........................................ $2,400,401,649
                                                        --------------
Liabilities:
Payable for:
  Investments purchased................................      2,912,337
  Fund shares repurchased..............................      1,775,894
  Futures variation margin.............................         54,000
  Distributions........................................      7,316,134
  Investment advisory fee..............................      8,277,638
  Administration fee...................................        372,202
  Transfer agent fee...................................        241,093
  Pricing and bookkeeping fees.........................         16,113
  Trustees' fees.......................................        104,221
  Audit fee............................................         86,108
  Legal fee............................................         47,596
  Custody fee..........................................         39,177
  Distribution and service fees........................         27,796
  Miscellaneous fee....................................         60,522
Deferred Trustees' fees................................         26,106
Other liabilities......................................        171,887
                                                        --------------
   Total Liabilities...................................     21,528,824
                                                        --------------
Net Assets............................................. $2,378,872,825
                                                        ==============
Composition of Net Assets:
Paid-in capital........................................ $2,236,570,080
Accumulated net investment income......................      3,175,418
Accumulated net realized gain (loss) on investments and
 futures contracts.....................................      3,282,068
Unrealized appreciation (depreciation) on:
  Investments..........................................    136,076,232
  Futures contracts....................................       (230,973)
                                                        --------------
Net Assets............................................. $2,378,872,825
                                                        ==============
Class A:(a)
Net assets............................................. $   63,172,331
Shares outstanding.....................................      5,892,941
                                                        ==============
Net asset value per share(b)........................... $        10.72
                                                        ==============
Maximum sales charge...................................           4.75%
                                                        ==============
Maximum offering price per share(c).................... $        11.25
                                                        ==============

                                                                                  Columbia
                                                      Nations        Nations    Pennsylvania    Columbia
                                                    Intermediate     Kansas     Intermediate  Intermediate
                                                     Municipal      Municipal    Municipal     Tax-Exempt
                                                     Bond Fund     Income Fund   Bond Fund     Bond Fund         Pro-Forma
                                                    Target Fund    Target Fund  Target Fund  Acquiring Fund     Adjustments
                                                   --------------  -----------  ------------ -------------- ---------------
Class B:(a)
Net assets........................................ $           --  $        --  $   924,870   $  2,604,546  $     4,932,975(d)
Shares outstanding................................             --           --       88,377        243,067          457,958(e)
                                                   ==============  ===========  ===========   ============
Net asset value and offering price per share(b)...             --           --  $     10.47   $      10.72
                                                   ==============  ===========  ===========   ============
Class C:(a)
Net assets........................................ $           --  $        --  $   446,869   $  3,034,295  $     4,827,718(d)
Shares outstanding................................             --           --       42,700        283,179          449,203(e)
                                                   ==============  ===========  ===========   ============
Net asset value and offering price per share(b)...             --           --  $     10.47   $      10.72
                                                   ==============  ===========  ===========   ============
Class G:
Net assets........................................ $           --  $        --  $        --   $    857,327  $           (75)(d)
Shares outstanding................................             --           --           --         80,010
                                                   ==============  ===========  ===========   ============
Net asset value and offering price per share(b)... $           --  $        --  $        --   $      10.72
                                                   ==============  ===========  ===========   ============
Class T:
Net assets........................................ $           --  $        --  $        --   $ 20,124,544  $        (1,766)(d)
Shares outstanding................................             --           --           --      1,878,140
                                                   ==============  ===========  ===========   ============
Net asset value per share(b)...................... $           --  $        --  $        --   $      10.72
                                                   ==============  ===========  ===========   ============
Maximum sales charge..............................             --           --           --           4.75%
                                                   ==============  ===========  ===========   ============
Maximum offering price per share(c)............... $           --  $        --  $        --   $      11.25
                                                   ==============  ===========  ===========   ============
Class Z:(a)
Net assets........................................ $           --  $        --  $21,093,309   $476,484,222  $ 1,780,371,660(d)
Shares outstanding................................             --           --    2,015,548     44,468,382      166,011,330(e)
                                                   ==============  ===========  ===========   ============
Net asset value, offering and redemption price per
 share............................................ $           --  $        --  $     10.47   $      10.72
                                                   ==============  ===========  ===========   ============
Investor A Shares:(a)
Net assets........................................ $   34,127,463  $ 4,315,809  $        --   $         --  $   (38,443,272)
Shares outstanding................................      3,307,765      422,152           --             --       (3,729,917)
                                                   ==============  ===========  ===========   ============
Net asset value and redemption price per share.... $        10.32  $     10.22           --             --
                                                   ==============  ===========  ===========   ============
Maximum sales charge..............................           3.25%        3.25%          --             --
                                                   ==============  ===========  ===========   ============
Maximum offering price per share.................. $        10.67        10.56  $        --   $         --
                                                   ==============  ===========  ===========   ============
Investor B Shares: (a)
Net assets........................................ $    4,651,729  $   283,217  $        --   $         --  $    (4,934,946)
Shares outstanding................................        450,958       27,732           --             --         (478,690)
                                                   ==============  ===========  ===========   ============
Net asset value and offering price per share(b)... $        10.32  $     10.21  $        --   $         --
                                                   ==============  ===========  ===========   ============
Investor C Shares:(a)
Net assets........................................ $    4,689,170  $   139,658  $        --   $         --  $    (4,828,828)
Shares outstanding................................        454,484       13,694           --             --         (468,178)
                                                   ==============  ===========  ===========   ============
Net asset value and offering price per share(b)... $        10.32  $     10.20  $        --   $         --
                                                   ==============  ===========  ===========   ============
Primary A Shares:(a)
Net assets........................................ $1,713,193,849  $67,294,596  $        --   $         --  $(1,780,488,445)
Shares outstanding................................    166,035,284    6,581,527           --             --     (172,616,811)
                                                   ==============  ===========  ===========   ============
Net asset value, offering and redemption price per
 share............................................ $        10.32  $     10.22  $        --   $         --
                                                   ==============  ===========  ===========   ============

                                                      Columbia
                                                    Intermediate
                                                     Tax-Exempt
                                                     Bond Fund
                                                     Pro-Forma
                                                      Combined
                                                   --------------
Class B:(a)
Net assets........................................ $    8,462,391
Shares outstanding................................        789,402
                                                   ==============
Net asset value and offering price per share(b)... $        10.72
                                                   ==============
Class C:(a)
Net assets........................................ $    8,308,882
Shares outstanding................................        775,082
                                                   ==============
Net asset value and offering price per share(b)... $        10.72
                                                   ==============
Class G:
Net assets........................................ $      857,252
Shares outstanding................................         80,010
                                                   ==============
Net asset value and offering price per share(b)... $        10.72
                                                   ==============
Class T:
Net assets........................................ $   20,122,778
Shares outstanding................................      1,878,140
                                                   ==============
Net asset value per share(b)...................... $        10.72
                                                   ==============
Maximum sales charge..............................           4.75%
                                                   ==============
Maximum offering price per share(c)............... $        11.25
                                                   ==============
Class Z:(a)
Net assets........................................ $2,277,949,191
Shares outstanding................................    212,495,260
                                                   ==============
Net asset value, offering and redemption price per
 share............................................ $        10.72
                                                   ==============
Investor A Shares:(a)
Net assets........................................ $           --
Shares outstanding................................             --
                                                   ==============
Net asset value and redemption price per share.... $           --
                                                   ==============
Maximum sales charge..............................           3.25%
                                                   ==============
Maximum offering price per share.................. $           --
                                                   ==============
Investor B Shares: (a)
Net assets........................................ $           --
Shares outstanding................................             --
                                                   ==============
Net asset value and offering price per share(b)... $           --
                                                   ==============
Investor C Shares:(a)
Net assets........................................ $           --
Shares outstanding................................             --
                                                   ==============
Net asset value and offering price per share(b)... $           --
                                                   ==============
Primary A Shares:(a)
Net assets........................................ $           --
Shares outstanding................................ $           --
                                                   ==============
Net asset value, offering and redemption price per
 share............................................ $           --
                                                   ==============

--------
(a)Investor A, Investor B, Investor C and Primary A shares of Nations Intermediate Municipal Bond and Nations Kansas Municipal Income Funds are exchanged for Class A, B, C and Z shares of Columbia Intermediate Tax Exempt Bond Fund shares, based on the net asset value per share of Columbia Intermediate Tax-Exempt Bond Fund's Class A, B, C and Z shares, respectively, at the time of the merger. Class A, B, C and Z shares of Columbia Pennsylvania Intermediate Municipal Bond Fund are exchanged for Class A, B, C and Z shares of Columbia Intermediate Tax-Exempt Bond Fund shares, based on the net asset value per share of Columbia IntermediateTax-Exempt Bond Fund's Class A, B, C and Z shares, respectively, at the time of the merger.
(b)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(c)On sales of $50,000 or more the offering price is reduced.
(d)Adjustment reflects one time proxy, accounting, legal and other costs of the reorganization as approved by the Board of Trustees of $0.00, $41,709, $42,192 and $46,132 to be borne by Nations Intermediate Municipal Bond, Nations Kansas Municipal Income, Columbia Pennsylvania Intermediate
   Municipal Bond and Columbia Intermediate Tax-Exempt Bond Funds, respectively.
(e)Reflects estimated shares issued to Target Fund at the time of the merger.

                 PRO-FORMA COMBINING STATEMENTS OF OPERATIONS
           For the Twelve Months Ended October 31, 2004 (Unaudited)

                                                           Columbia                                   Columbia
                                  Nations      Nations   Pennsylvania    Columbia                   Intermediate
                                Intermediate   Kansas    Intermediate  Intermediate                  Tax-Exempt
                                 Municipal    Municipal   Municipal     Tax-Exempt                   Bond Fund
                                 Bond Fund   Income Fund  Bond Fund     Bond Fund     Pro-Forma      Pro-Forma
                                Target Fund  Target Fund Target Fund  Acquiring Fund Adjustments      Combined
                                ------------ ----------- ------------ -------------- -----------  ------------
Investment Income:
Interest....................... $81,810,613  $3,316,670   $1,102,128   $24,920,418   $        --  $111,149,829
Dividends......................          --          --        3,753        62,205            --        65,958
Dividends from affiliates......     139,693      18,422           --            --            --       158,115
                                -----------  ----------   ----------   -----------   -----------  ------------
 Total Investment Income.......  81,950,306   3,335,092    1,105,881    24,982,623            --   111,373,902
                                -----------  ----------   ----------   -----------   -----------  ------------
Expenses:
Investment advisory fee........   7,312,751     394,582      144,843     2,998,135      (673,744)   10,176,567(c)
Administration fee.............   4,022,011     173,616       17,645       368,250    (2,919,819)    1,661,703(c)
Distribution Fee
 Class A.......................          --          --           --            --            --           -- (a)
 Class B.......................      37,343       2,066        6,168        18,945        (6,094)       58,428(a)
 Class C.......................      40,416       1,451        3,681        13,690        (6,109)       53,129(a)
 Class G.......................          --          --           --         9,025            --         9,025(a)
Service Fee
 Class A.......................      90,723      10,896        5,491        44,249       (21,561)      129,798(a)
 Class B.......................      12,448         689        2,056         5,829        (3,044)       17,978(a)
 Class C.......................      13,472         484        1,227         4,205        (3,087)       16,301(a)
 Class G.......................          --          --           --         2,083            --         2,083(a)
 Class T.......................          --          --           --        33,729            --        33,729(a)
Transfer agent fee.............     592,235      24,223        6,724       191,367      (461,263)      353,286(d)
Pricing and bookkeeping fees...          --          --       23,766       129,576        32,899       186,241(b)
Trustees' fees.................      27,440      27,440        6,869        20,058       (20,583)       61,224(b)
Custody fee....................     112,922       6,564        5,793        26,922            --       152,201
Audit fee......................      31,665      28,398       27,572        39,500       (90,910)       36,225(b)
Legal fee......................      33,785      49,040           --            --        15,175        98,000(b)
Registration fees..............      35,387        (662)      53,754        91,918       (80,397)      100,000(b)
Non-recurring costs (See Note
 5)............................         492          --        1,193        26,053            --        27,738
Other expenses.................      78,572      25,961       11,711       114,673       (20,983)      209,934(b)
                                -----------  ----------   ----------   -----------   -----------  ------------
 Total Expenses before
   interest expense............  12,441,662     744,748      318,493     4,138,207    (4,259,519)   13,383,591
Interest Expense...............       2,323         849           --            --            --         3,172
 Total Expenses................  12,443,985     745,597      318,493     4,138,207    (4,259,519)   13,386,763
Fees and expenses waived or
 reimbursed by Investment
 Advisor.......................  (3,105,835)   (255,663)          --            --     2,727,271      (634,227)(f)
Fees and expenses waived or
 reimbursed by Transfer Agent..          --          --           --        (1,058)        1,058           -- (d)
Fees and expenses waived or
 reimbursed by
 Distributor--Class C..........          --          --       (1,718)       (9,486)      (25,577)      (36,781)(e)
Non-recurring costs assumed
 by Investment Advisor
 (See Note 5)..................        (492)         --       (1,193)      (26,053)           --       (27,738)
Custody earnings credit........          --          --         (150)         (237)           --          (387)
                                -----------  ----------   ----------   -----------   -----------  ------------
 Net Expenses..................   9,337,658     489,934      315,432     4,101,373    (1,556,767)   12,687,630
                                -----------  ----------   ----------   -----------   -----------  ------------
Net Investment Income..........  72,612,648   2,845,158      790,449    20,881,250     1,556,767    98,686,272
                                -----------  ----------   ----------   -----------   -----------  ------------
Net Realized and Unrealized
 Gain (Loss) on Investments
 and Futures Contracts
Net realized gain (loss) on:
 Investments...................   2,415,344   1,031,927      248,894     3,899,855            --     7,596,020
 Futures contracts.............          --          --           --      (381,708)           --      (381,708)
                                -----------  ----------   ----------   -----------   -----------  ------------
   Net Realized gain...........   2,415,344   1,031,927      248,894     3,518,147            --     7,214,312
Net change in unrealized
 appreciation/depreciation)
 on:
 Investments...................    (820,520)   (774,914)     101,240      (719,313)           --    (2,213,507)
 Futures contracts.............          --          --           --      (230,973)           --      (230,973)
                                -----------  ----------   ----------   -----------   -----------  ------------
   Net change in unrealized
    appreciation/depreciation..    (820,520)   (774,914)     101,240      (950,286)           --    (2,444,480)
                                -----------  ----------   ----------   -----------   -----------  ------------
Net Gain.......................   1,594,824     257,013      350,134     2,567,861            --     4,769,832
                                -----------  ----------   ----------   -----------   -----------  ------------
Net Increase in Net Assets
 from Operations............... $74,207,472  $3,102,171   $1,140,583   $23,449,111   $ 1,556,767  $103,456,104
                                ===========  ==========   ==========   ===========   ===========  ============

--------
(a)Based on the contract in effect for the Columbia Intermediate Tax-Exempt Bond Fund, the surviving fund.
(b)Reflects elimination of duplicate expenses achieved as a result of merging funds.
(c)Certain fees have been reduced based on the terms of the New York Attorney General Settlement. See Note 5 of the notes to the financial statements.
(d)Reflects the reduction of fees due to the consolidation of transfer agency services with one vendor.
(e)Based on voluntary fee waiver for the Columbia Intermediate Tax-exempt Bond Fund, the surviving fund.
(f)Based on contractual cap expected post merger

                                Capitalization

   The following table shows on an unaudited basis the capitalization of the Nations Intermediate Municipal Bond Fund, the Nations Kansas Municipal Income Fund, the Nations Tennessee Intermediate Municipal Bond Fund and the Columbia Intermediate Tax-Exempt Fund as of April 29, 2005, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Nations Intermediate Municipal Bond Fund, the Nations Kansas Municipal Income Fund, and the Nations Tennessee Intermediate Municipal Bond Fund by the Columbia Intermediate Tax-Exempt Fund at net asset value as of that date:

                                                       Nations                                              Columbia
                             Nations       Nations     Tennesee       Columbia                            Intermediate
                           Intermediate    Kansas    Intermediate   Intermediate                         Tax-Exempt Fund
                            Municipal     Municipal   Municipal   Tax-Exempt Fund        Pro Forma          Pro Forma
                            Bond Fund    Income Fund  Bond Fund   (Acquiring Fund)      Adjustments        Combined(1)
                          -------------- ----------- ------------ ---------------- ---------------       ---------------
Class A
Net asset value.......... $           -- $        -- $        --    $ 20,453,334   $    50,682,185(2)(3) $   71,135,519
Shares outstanding.......             --          --          --       1,949,152         4,831,657(3)         6,780,809
Net asset value per share $           -- $        -- $        --    $      10.49                         $        10.49

Class B
Net asset value.......... $           -- $        -- $        --    $  2,285,954   $     8,000,056(2)(4) $   10,286,010
Shares outstanding.......             --          --          --         217,844           762,657(4)           980,501
Net asset value per share $           -- $        -- $        --    $      10.49                         $        10.49

Class C
Net asset value.......... $           -- $        -- $        --    $  3,004,633   $     5,994,572(2)(5) $    8,999,205
Shares outstanding.......             --          --          --         286,331           571,482(5)           857,813
Net asset value per share $           -- $        -- $        --    $      10.49                         $        10.49

Class G
Net asset value.......... $           -- $        -- $        --    $    685,226   $           (63)(2)   $      685,163
Shares outstanding.......             --          --          --          65,300                --               65,300
Net asset value per share $           -- $        -- $        --    $      10.49                         $        10.49

Class T
Net asset value.......... $           -- $        -- $        --    $ 18,399,248   $        (1,702)(2)   $   18,397,546
Shares outstanding.......             --          --          --       1,753,386                --            1,753,386
Net asset value per share $           -- $        -- $        --    $      10.49                         $        10.49

Class Z
Net asset value.......... $           -- $        -- $        --    $453,758,362   $ 1,733,747,459(2)(6) $2,187,505,821
Shares outstanding.......             --          --          --      43,241,702       165,280,214(6)       208,521,916
Net asset value per share $           -- $        -- $        --    $      10.49                         $        10.49

Investor A
Net asset value.......... $   31,029,600 $ 4,193,122 $15,464,027    $         --   $   (50,686,749)      $           --
Shares outstanding.......      3,045,129     417,808   1,476,170              --   $    (4,939,107)                  --
Net asset value per share $        10.19 $     10.04 $     10.48    $         --                         $           --

Investor B
Net asset value.......... $    4,441,019 $   218,570 $ 3,340,818    $         --   $    (8,000,407)      $           --
Shares outstanding.......        435,913      21,806     318,875              --   $      (776,594)                  --
Net asset value per share $        10.19 $     10.02 $     10.48    $         --                         $           --

Investor C
Net asset value.......... $    4,207,956 $   239,476 $ 1,547,571    $         --   $    (5,995,003)      $           --
Shares outstanding.......        412,957      23,921     148,464              --   $      (585,342)                  --
Net asset value per share $        10.19 $     10.01 $     10.42    $         --                         $           --

Primary A
Net asset value.......... $1,636,590,652 $60,798,085 $36,439,452    $         --   $(1,733,828,189)      $           --
Shares outstanding.......    160,595,170   6,057,080   3,478,304              --   $  (170,130,554)                  --
Net asset value per share $        10.19 $     10.04 $     10.48    $         --                         $           --

--------
(1)Assumes the Merger was consummated on April 29, 2005 and is for information purposes only. No assurance can be given as to how many shares of the Columbia Intermediate Tax-Exempt Fund will be received by the shareholders of the Nations Intermediate Municipal Bond Fund, the Nations Kansas Municipal Income Fund, and the Nations Tennessee Intermediate Municipal Bond Fund on the date the Merger takes place, and the foregoing should not be relied upon to reflect the number of shares of the Columbia Intermediate Tax-Exempt Fund that actually will be received on or after such date.
(2)Adjustments reflect one time proxy, accounting, legal and other costs of the Merger as approved by the Board of Trustees of $0, $41,709, $0 and $46,132 to be borne by Nations Intermediate Municipal Bond Fund, Nations Kansas Municipal Income Fund, Nations Tennesee Intermediate Municipal Bond Fund and Columbia Intermediate Tax-Exempt Fund, respectively.
(3)Includes net assets and shares from Investor A. Investor A shares will merge into Class A on the date of the Merger.
(4)Includes net assets and shares from Investor B. Investor B shares will merge into Class B on the date of the Merger.
(5)Includes net assets and shares from Investor C. Investor C shares will merge into Class C on the date of the Merger.
(6)Includes net assets and shares from Primary A. Primary A shares will merge into Class Z on the date of the Merger.
(7)Investor A, B, C and Primary A shares of Nations Intermediate Municipal Fund, Nations Kansas Municipal Income Fund and Nations Tennessee Intermediate Municipal Fund are exchanged for Class A, B, C, and Z shares of Columbia Intermediate Tax-Exempt Fund, based on the net asset value per share of Columbia Intermediate Tax-Exempt Fund's Class A, B, C and Z shares, respectively, at the time of the Merger.

                  COLUMBIA INTERMEDIATE TAX-EXEMPT BOND FUND
                                      AND
                   NATIONS INTERMEDIATE MUNICIPAL BOND FUND
              NATIONS TENNESSEE INTERMEDIATE MUNICIPAL BOND FUND
            COLUMBIA PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND

                   PRO FORMA COMBINING FINANCIAL STATEMENTS
                                  (UNAUDITED)

                         Notes to Financial Statements
                               October 31, 2004
                                  (unaudited)

Note 1. Organization

   Columbia Intermediate Tax-Exempt Bond Fund (the "Acquiring Fund"), a series of Columbia Funds Trust V (the "Trust"), is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

  Investment Goal

   The Acquiring Fund seeks to provide investors with current income, exempt from federal income tax, consistent with preservation of capital.

  Fund Shares

   The Acquiring Fund may issue an unlimited number of shares. The Acquiring Fund offers six classes of shares: Class A, Class B, Class C, Class G, Class T and Class Z shares. Each share class has its own expense structure.

Note 2. Basis of Combination

   The accompanying pro-forma financial statements are presented to show the effect of the proposed merger of Nations Intermediate Municipal Bond Fund, Nations Tennessee Intermediate Municipal Bond Fund, each a series of Nations Funds Trust and Columbia Pennsylvania intermediate Municipal Bond Fund, an existing series of the Trust, ("Target Funds"), by the Acquiring Fund as if such mergers had occurred on November 1, 2003.

   Columbia Management Advisors, Inc. expects that all of the securities of held by each of the Target Funds will comply with the investment goal and strategies of the combined fund.

   Under the terms of the merger, the combination of the Target Funds and Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The merger will be accomplished by a combination of the net assets of the Target Funds into the Acquiring Fund in exchange for new shares of the Acquiring Fund at net asset value.

   The Investment Portfolio and Statement of Assets and Liabilities of the Target Funds and Acquiring Fund have been combined to reflect balances as of August 31, 2004. The Statement of Operations of the Target Funds and Acquiring Fund has been combined to reflect twelve months ended August 31, 2004. Columbia Management Advisors, Inc. believes that all of the securities held by the Target Funds would be eligible for purchase by the Acquiring Fund.

   Following the merger the Acquiring Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the Acquiring Fund and the results of operations for pre-combination periods will not be restated.

   The accompanying pro-forma combined financial statements should be read in conjunction with the financial statements of the Acquiring Fund and the Target Funds included within their respective annual shareholder reports dated October 31, 2004 and March 31, 2005, respectively, as well as the semi-annual shareholder reports dated April 30, 2004 and September 30, 2004, respectively.

   The following notes refer to the accompanying pro-forma combined financial statements as if the merger referenced above of the Target Funds by the Acquiring Fund had occurred on November 1, 2003.

Note 3. Significant Accounting Policies

   Both the Acquiring Fund and the Target Funds have substantially the same accounting policies, which are detailed in the annual shareholder reports referenced above in Note 2. The Acquiring Fund actively engaged in futures contracts. The accounting policies for these transactions are disclosed below.

  Futures Contracts

   The Acquiring Fund may invest in municipal and U.S. Treasury futures contracts. The Acquiring Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Acquiring Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, Inc. of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Acquiring Fund's Statement of Assets and Liabilities at any given time.

   Upon entering into a futures contract, the Acquiring Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Acquiring Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Acquiring Fund also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Acquiring Fund recognizes a realized gain or loss when the contract is closed or expires.

  Federal Income Tax Status

   Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Note 4. Capital Shares

   The pro-forma combining net asset value per share assumes the issuance of Acquiring Fund shares to Target Funds shareholders in connection with the proposed merger. The number of shares assumed to be issued is equal to the net asset value of the Target Funds divided by the net asset value per share of the Acquiring Fund as of October 31, 2004. The pro-forma number of shares outstanding, by class, for the combined entity consists of the following at October 31, 2004.

                                  Shares of    Additional Shares   Total Shares
                               Acquiring Fund   Assumed Issued     Outstanding
Class of Shares                Pre-Combination    with Merger    Post Combination
---------------                --------------- ----------------- ----------------
Class A.......................    2,097,863         4,860,833        6,958,696
Class B.......................      243,067           871,217        1,114,284
Class C.......................      283,179           647,046          930,225
Class G.......................       80,010                --           80,010
Class T.......................    1,878,140                --        1,878,140
Class Z.......................   44,468,382       165,150,904      209,619,286

Note 5. Legal Proceedings

   On February 9, 2005, Columbia and the Distributor (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

   Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce certain Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

   Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Fund's independent trustees and not unacceptable to the staff of the SEC. "At this time, the distribution plan is still under development. As such, any gain to the fund or its shareholders can not currently be determined."

   As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

   A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

   On January 11, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Fund and Columbia. The lawsuit alleges that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Fund and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs allege that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions.

   In 2004, certain Columbia funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose.

   On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia EntitiesLitigation. The plaintiffs are expected to file a consolidated amended complaint in June 2005. The Fund and the other defendants to these actions, including Columbia and various of its affiliates, certain other mutual funds advised by Columbia and its affiliates, and various directors of such funds, have denied these allegations and are contesting the plaintiffs' claims. These proceedings are ongoing, however, based on currently available information, Columbia believes that these lawsuits are without merit, that the likelihood they will have a material adverse impact on any fund is remote, and that the lawsuits are not likely to materially affect its ability to provide investment management services to its clients, including the Fund.

   In connection with events described in detail above, various parties have filed suit against certain funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL").

   On March 21, 2005 purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has conditionally ordered its transfer to the MDL. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, can not currently be made.

            PRO-FORMA COMBINING STATEMENTS OF ASSETS & LIABILITIES
                      As of October 31, 2004 (Unaudited)

                                                                                 Columbia
                                                                   Nations     Pennsylvania    Columbia
                                                                 Intermediate  Intermediate  Intermediate
                                                                  Municipal     Municipal     Tax-Exempt
                                                                  Bond Fund     Bond Fund     Bond Fund       Pro-Forma
                                                                 Target Fund   Target Fund  Acquiring Fund   Adjustments
                                                                -------------- ------------ -------------- -----------
Assets:
Unaffiliated investments, at cost.............................. $1,641,954,352 $22,959,105   $475,042,499  $        --
Affiliated investments, at cost................................      7,691,000          --             --           --
                                                                -------------- -----------   ------------  -----------
  Total investments, at cost...................................  1,649,645,352  22,959,105    475,042,499           --
Unaffiliated investments, at value............................. $1,730,768,965 $24,633,948   $517,437,834  $        --
Affiliated investments, at value...............................      7,691,000          --             --           --
                                                                -------------- -----------   ------------  -----------
  Total investments, at value..................................  1,738,459,965  24,633,948    517,437,834           --
Cash...........................................................            100      38,529         92,441           --
Receivable for:
  Investments sold.............................................         88,000       2,631      4,430,422           --
  Fund shares sold.............................................        360,509          --        165,532           --
  Interest.....................................................     25,500,854     286,417      7,719,298           --
Receivable from Investment Advisor.............................      7,630,046          --             --           --
Deferred Trustees' compensation plan...........................             --       2,705         23,401           --
Other Assets...................................................             --       1,477             --           --
                                                                -------------- -----------   ------------  -----------
   Total Assets................................................ $1,772,039,474 $24,965,707   $529,868,928  $        --
                                                                -------------- -----------   ------------  -----------
Liabilities:
Payable for:
  Investments purchased........................................             --          --      1,785,192           --
  Fund shares repurchased......................................        858,458     143,000        774,436           --
  Futures variation margin.....................................             --          --         54,000           --
  Distributions................................................      5,789,940      55,237      1,256,456           --
  Investment advisory fee......................................      7,969,319      11,548        243,290           --
  Administration fee...........................................        327,709       1,407         29,701           --
  Transfer agent fee...........................................        202,188       1,185         27,253           --
  Pricing and bookkeeping fees.................................             --       2,252         13,861           --
  Trustees' fees...............................................         63,633         507          1,313           --
  Audit fee....................................................         26,443      17,651         24,440           --
  Legal fee....................................................         36,520          --             --           --
  Custody fee..................................................         31,542         871          4,349           --
  Distribution and service fees................................         15,175       1,399          9,960           --
  Miscellaneous fee............................................         56,336          --             --           --
Deferred Trustees' fees........................................             --       2,705         23,401           --
Other liabilities..............................................             --       4,367         37,487       88,324(d)
                                                                -------------- -----------   ------------  -----------
   Total Liabilities...........................................     15,377,263     242,129      4,285,139       88,324
                                                                -------------- -----------   ------------  -----------
Net Assets..................................................... $1,756,662,211 $24,723,578   $525,583,789  $   (88,324)(d)
                                                                ============== ===========   ============  ===========
Composition of Net Assets:
Paid-in capital................................................ $1,664,400,394 $24,226,888   $479,545,394           --
Accumulated net investment income..............................      2,274,350      11,474        939,675      (88,324)(d)
Accumulated net realized gain (loss) on investments and futures
 contracts.....................................................      1,172,854  (1,189,627)     2,934,358           --
Unrealized appreciation (depreciation) on:
  Investments..................................................     88,814,613   1,674,843     42,395,335           --
  Futures contracts............................................             --          --       (230,973)          --
                                                                -------------- -----------   ------------  -----------
Net Assets..................................................... $1,756,662,211 $24,723,578   $525,583,789  $   (88,324)(d)
                                                                ============== ===========   ============  ===========
Class A: (a)
Net assets..................................................... $           -- $ 2,258,530   $ 22,478,855  $34,121,636(d)
Shares outstanding.............................................             --     215,810      2,097,863    3,176,907(e)
                                                                ============== ===========   ============
Net asset value per share(b)...................................             -- $     10.47   $      10.72
                                                                ============== ===========   ============
Maximum sales charge...........................................             --        4.75%          4.75%
                                                                ============== ===========   ============
Maximum offering price per share(c)............................ $           -- $     10.99   $      11.25
                                                                ============== ===========   ============

                                                                   Columbia
                                                                 Intermediate
                                                                  Tax-Exempt
                                                                  Bond Fund
                                                                  Pro-Forma
                                                                   Combined
                                                                --------------
Assets:
Unaffiliated investments, at cost.............................. $2,139,955,956
Affiliated investments, at cost................................      7,691,000
                                                                --------------
  Total investments, at cost...................................  2,147,646,956
Unaffiliated investments, at value............................. $2,272,840,747
Affiliated investments, at value...............................      7,691,000
                                                                --------------
  Total investments, at value..................................  2,280,531,747
Cash...........................................................        131,070
Receivable for:
  Investments sold.............................................      4,521,053
  Fund shares sold.............................................        526,041
  Interest.....................................................     33,506,569
Receivable from Investment Advisor.............................      7,630,046
Deferred Trustees' compensation plan...........................         26,106
Other Assets...................................................          1,477
                                                                --------------
   Total Assets................................................ $2,326,874,109
                                                                --------------
Liabilities:
Payable for:
  Investments purchased........................................      1,785,192
  Fund shares repurchased......................................      1,775,894
  Futures variation margin.....................................         54,000
  Distributions................................................      7,101,633
  Investment advisory fee......................................      8,224,157
  Administration fee...........................................        358,817
  Transfer agent fee...........................................        230,626
  Pricing and bookkeeping fees.................................         16,113
  Trustees' fees...............................................         65,453
  Audit fee....................................................         68,534
  Legal fee....................................................         36,520
  Custody fee..................................................         36,762
  Distribution and service fees................................         26,534
  Miscellaneous fee............................................         56,336
Deferred Trustees' fees........................................         26,106
Other liabilities..............................................        130,178
                                                                --------------
   Total Liabilities...........................................     19,992,855
                                                                --------------
Net Assets..................................................... $2,306,881,254
                                                                ==============
Composition of Net Assets:
Paid-in capital................................................ $2,168,172,676
Accumulated net investment income..............................      3,137,175
Accumulated net realized gain (loss) on investments and futures
 contracts.....................................................      2,917,585
Unrealized appreciation (depreciation) on:
  Investments..................................................    132,884,791
  Futures contracts............................................       (230,973)
                                                                --------------
Net Assets..................................................... $2,306,881,254
                                                                ==============
Class A: (a)
Net assets..................................................... $   58,859,021
Shares outstanding.............................................      5,490,580
                                                                ==============
Net asset value per share(b)................................... $        10.72
                                                                ==============
Maximum sales charge...........................................           4.75%
                                                                ==============
Maximum offering price per share(c)............................ $        11.25
                                                                ==============

                                                                           Columbia     Columbia
                                                            Nations      Pennsylvania Intermediate
                                                          Intermediate   Intermediate  Tax-Exempt
                                                           Municipal      Municipal    Bond Fund
                                                           Bond Fund      Bond Fund    Acquiring         Pro-Forma
                                                          Target Fund    Target Fund      Fund          Adjustments
                                                         --------------  ------------ ------------  ---------------
Class B:(a)
Net assets.............................................. $           --  $   924,870  $  2,604,546  $     4,649,922(d)
Shares outstanding......................................             --       88,377       243,067          431,554(e)
                                                         ==============  ===========  ============
Net asset value and offering price per share(b).........             --  $     10.47  $      10.72
                                                         ==============  ===========  ============
Class C:(a)
Net assets.............................................. $           --  $   446,869  $  3,034,295  $     4,688,141(d)
Shares outstanding......................................             --       42,700       283,179          436,183(e)
                                                         ==============  ===========  ============
Net asset value and offering price per share(b).........             --  $     10.47  $      10.72
                                                         ==============  ===========  ============
Class G:
Net assets.............................................. $           --  $        --  $    857,327              (75)(d)
Shares outstanding......................................             --           --        80,010
                                                         ==============  ===========  ============
Net asset value and offering price per share(b)......... $           --  $        --  $      10.72
                                                         ==============  ===========  ============
Class T:
Net assets.............................................. $           --  $        --  $ 20,124,544  $        (1,766)(d)
Shares outstanding......................................             --           --     1,878,140
                                                         ==============  ===========  ============
Net asset value per share(b)............................ $           --  $        --  $      10.72
                                                         ==============  ===========  ============
Maximum sales charge....................................             --           --          4.75%
                                                         ==============  ===========  ============
Maximum offering price per share(c)..................... $           --  $        --  $      11.25
                                                         ==============  ===========  ============
Class Z:(a)
Net assets.............................................. $           --  $21,093,309  $476,484,222  $ 1,713,116,029(d)
Shares outstanding......................................             --    2,015,548    44,468,382      159,737,484(e)
                                                         ==============  ===========  ============
Net asset value, offering and redemption price per share $           --  $     10.47  $      10.72
                                                         ==============  ===========  ============
Investor A Shares:(a)
Net assets.............................................. $   34,127,463  $        --  $         --  $   (34,127,463)
Shares outstanding......................................      3,307,765           --            --       (3,307,765)
                                                         ==============  ===========  ============
Net asset value and redemption price per share.......... $        10.32           --            --
                                                         ==============  ===========  ============
Maximum sales charge....................................           3.25%          --            --
                                                         ==============  ===========  ============
Maximum offering price per share........................ $        10.67  $        --  $         --
                                                         ==============  ===========  ============
Investor B Shares:(a)
Net assets.............................................. $    4,651,729  $        --  $         --  $    (4,651,729)
Shares outstanding......................................        450,958           --            --         (450,958)
                                                         ==============  ===========  ============
Net asset value and offering price per share(b)......... $        10.32  $        --  $         --
                                                         ==============  ===========  ============
Investor C Shares:(a)
Net assets.............................................. $    4,689,170  $        --  $         --  $    (4,689,170)
Shares outstanding......................................        454,484           --            --         (454,484)
                                                         ==============  ===========  ============
Net asset value and offering price per share(b)......... $        10.32  $        --  $         --
                                                         ==============  ===========  ============
Primary A Shares:(a)
Net assets.............................................. $1,713,193,849  $        --  $         --  $(1,713,193,849)
Shares outstanding......................................    166,035,284           --            --     (166,035,284)
                                                         ==============  ===========  ============
Net asset value, offering and redemption price per share $        10.32  $        --  $         --
                                                         ==============  ===========  ============

                                                            Columbia
                                                          Intermediate
                                                           Tax-Exempt
                                                           Bond Fund
                                                           Pro-Forma
                                                            Combined
                                                         --------------
Class B:(a)
Net assets.............................................. $    8,179,338
Shares outstanding......................................        762,998
                                                         ==============
Net asset value and offering price per share(b)......... $        10.72
                                                         ==============
Class C:(a)
Net assets.............................................. $    8,169,305
Shares outstanding......................................        762,062
                                                         ==============
Net asset value and offering price per share(b)......... $        10.72
                                                         ==============
Class G:
Net assets.............................................. $      857,252
Shares outstanding......................................         80,010
                                                         ==============
Net asset value and offering price per share(b)......... $        10.72
                                                         ==============
Class T:
Net assets.............................................. $   20,122,778
Shares outstanding......................................      1,878,140
                                                         ==============
Net asset value per share(b)............................ $        10.72
                                                         ==============
Maximum sales charge....................................           4.75%
                                                         ==============
Maximum offering price per share(c)..................... $        11.25
                                                         ==============
Class Z:(a)
Net assets.............................................. $2,210,693,560
Shares outstanding......................................    206,221,414
                                                         ==============
Net asset value, offering and redemption price per share $        10.72
                                                         ==============
Investor A Shares:(a)
Net assets.............................................. $           --
Shares outstanding......................................             --
                                                         ==============
Net asset value and redemption price per share.......... $           --
                                                         ==============
Maximum sales charge....................................           3.25%
                                                         ==============
Maximum offering price per share........................ $           --
                                                         ==============
Investor B Shares:(a)
Net assets.............................................. $           --
Shares outstanding......................................             --
                                                         ==============
Net asset value and offering price per share(b)......... $           --
                                                         ==============
Investor C Shares:(a)
Net assets.............................................. $           --
Shares outstanding......................................             --
                                                         ==============
Net asset value and offering price per share(b)......... $           --
                                                         ==============
Primary A Shares:(a)
Net assets.............................................. $           --
Shares outstanding...................................... $           --
                                                         ==============
Net asset value, offering and redemption price per share $           --
                                                         ==============

--------
(a)Investor A, Investor B, Investor C and Primary A shares of Nations Intermediate Municipal Bond Fund are exchanged for Class A, B, C and Z shares of Columbia Intermediate Tax Exempt Bond Fund shares, based on the net asset value per share of Columbia Intermediate Tax-Exempt Bond Fund's Class A, B, C and Z shares, respectively, at the time of the merger. Class A, B, C and Z shares of Columbia Pennsylvania Intermediate Municipal Bond Fund are exchanged for Class A, B, C and Z shares of Columbia Intermediate Tax-Exempt Bond Fund shares, based on the net asset value per share of Columbia Intermediate Tax-Exempt Bond Fund's Class A, B, C and Z shares, respectively, at the time of the merger.
(b)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(c)On sales of $50,000 or more the offering price is reduced.
(d)Adjustment reflects one time proxy, accounting, legal and other costs of the reorganization as approved by the Board of Trustees of $0.00, $42,192 and $46,132 to be borne by Nations Intermediate Municipal Bond, Columbia Pennsylvania Intermediate Municipal Bond and Columbia Intermediate Tax-Exempt Bond Funds, respectively.
(e)Reflects estimated shares issued to Target Fund at the time of the merger.

                 PRO-FORMA COMBINING STATEMENTS OF OPERATIONS
           For the Twelve Months Ended October 31, 2004 (Unaudited)

                                                                                  Columbia
                                                                     Nations    Pennsylvania
                                                                   Intermediate Intermediate     Columbia
                                                                    Municipal    Municipal   Intermediate Tax-
                                                                    Bond Fund    Bond Fund   Exempt Bond Fund   Pro-Forma
                                                                   Target Fund  Target Fund   Acquiring Fund   Adjustments
                                                                   ------------ ------------ ----------------- -----------
Investment Income:
Interest.......................................................... $81,810,613   $1,102,128     $24,920,418    $        --
Dividends.........................................................          --        3,753          62,205             --
Dividends from affiliates.........................................     139,693           --              --             --
                                                                   -----------   ----------     -----------    -----------
  Total Investment Income.........................................  81,950,306    1,105,881      24,982,623             --
                                                                   -----------   ----------     -----------    -----------
Expenses:
Investment advisory fee...........................................   7,312,751      144,843       2,998,135       (570,733)
Administration fee................................................   4,022,011       17,645         368,250     (2,799,001)
Distribution Fee
  Class A.........................................................          --           --              --             --
  Class B.........................................................      37,343        6,168          18,945         (5,816)
  Class C.........................................................      40,416        3,681          13,690         (5,915)
  Class G.........................................................          --           --           9,025             --
Service Fee
  Class A.........................................................      90,723        5,491          44,249        (19,367)
  Class B.........................................................      12,448        2,056           5,829         (2,905)
  Class C.........................................................      13,472        1,227           4,205         (2,989)
  Class G.........................................................          --           --           2,083             --
  Class T.........................................................          --           --          33,729             --
Transfer agent fee................................................     592,235        6,724         191,367       (445,586)
Pricing and bookkeeping fees......................................          --       23,766         129,576         32,899
Trustees' fees....................................................      27,440        6,869          20,058        (11,436)
Custody fee.......................................................     112,922        5,793          26,922             --
Audit fee.........................................................      31,665       27,572          39,500        (62,512)
Legal fee.........................................................      33,785           --              --         15,175
Registration fees.................................................      35,387       53,754          91,918        (81,059)
Non-recurring costs (See Note 5)..................................         492        1,193          26,053             --
Other expenses....................................................      78,572       11,711         114,673        (18,916)
                                                                   -----------   ----------     -----------    -----------
  Total Expenses before interest expense..........................  12,441,662      318,493       4,138,207     (3,978,162)
Interest Expense..................................................       2,323           --              --             --
  Total Expenses..................................................  12,443,985      318,493       4,138,207     (3,978,162)
Fees and expenses waived or reimbursed by Investment Advisor......  (3,105,835)          --              --      2,528,300
Fees and expenses waived or reimbursed by Transfer Agent..........          --           --          (1,058)         1,058
Fees and expenses waived or reimbursed by Distributor--Class C....          --       (1,718)         (9,486)       (24,708)
Non-recurring costs assumed by Investment Advisor (See Note 5)....        (492)      (1,193)        (26,053)            --
Custody earnings credit...........................................          --         (150)           (237)            --
                                                                   -----------   ----------     -----------    -----------
  Net Expenses....................................................   9,337,658      315,432       4,101,373     (1,473,512)
                                                                   -----------   ----------     -----------    -----------
Net Investment Income.............................................  72,612,648      790,449      20,881,250      1,473,512
                                                                   -----------   ----------     -----------    -----------
Net Realized and Unrealized Gain (Loss) on Investments and Futures
 Contracts
Net realized gain (loss) on:
  Investments.....................................................   2,415,344      248,894       3,899,855             --
  Futures contracts...............................................          --           --        (381,708)            --
                                                                   -----------   ----------     -----------    -----------
   Net Realized gain..............................................   2,415,344      248,894       3,518,147             --
Net change in unrealized appreciation/depreciation) on:
  Investments.....................................................    (820,520)     101,240        (719,313)            --
  Futures contracts...............................................          --           --        (230,973)            --
                                                                   -----------   ----------     -----------    -----------
   Net change in unrealized appreciation/depreciation.............    (820,520)     101,240        (950,286)            --
                                                                   -----------   ----------     -----------    -----------
Net Gain..........................................................   1,594,824      350,134       2,567,861             --
                                                                   -----------   ----------     -----------    -----------
Net Increase in Net Assets from Operations........................ $74,207,472   $1,140,583     $23,449,111    $ 1,473,512
                                                                   ===========   ==========     ===========    ===========

                                                                       Columbia
                                                                   Intermediate Tax-
                                                                        Exempt
                                                                       Bond Fund
                                                                       Pro-Forma
                                                                       Combined
                                                                   -----------------
Investment Income:
Interest..........................................................   $107,833,159
Dividends.........................................................         65,958
Dividends from affiliates.........................................        139,693
                                                                     ------------
  Total Investment Income.........................................    108,038,810
                                                                     ------------
Expenses:
Investment advisory fee...........................................      9,884,996(c)
Administration fee................................................      1,608,905(c)
Distribution Fee
  Class A.........................................................            -- (a)
  Class B.........................................................         56,640(a)
  Class C.........................................................         51,872(a)
  Class G.........................................................          9,025(a)
Service Fee
  Class A.........................................................        121,096(a)
  Class B.........................................................         17,428(a)
  Class C.........................................................         15,915(a)
  Class G.........................................................          2,083(a)
  Class T.........................................................         33,729(a)
Transfer agent fee................................................        344,740(d)
Pricing and bookkeeping fees......................................        186,241(b)
Trustees' fees....................................................         42,931(b)
Custody fee.......................................................        145,637
Audit fee.........................................................         36,225(b)
Legal fee.........................................................         48,960(b)
Registration fees.................................................        100,000(b)
Non-recurring costs (See Note 5)..................................         27,738
Other expenses....................................................        186,040(b)
                                                                     ------------
  Total Expenses before interest expense..........................     12,920,200
Interest Expense..................................................          2,323
  Total Expenses..................................................     12,922,523
Fees and expenses waived or reimbursed by Investment Advisor......       (577,535)(f)
Fees and expenses waived or reimbursed by Transfer Agent..........            -- (d)
Fees and expenses waived or reimbursed by Distributor--Class C....        (35,912)(e)
Non-recurring costs assumed by Investment Advisor (See Note 5)....        (27,738)
Custody earnings credit...........................................           (387)
                                                                     ------------
  Net Expenses....................................................     12,280,951
                                                                     ------------
Net Investment Income.............................................     95,757,859
                                                                     ------------
Net Realized and Unrealized Gain (Loss) on Investments and Futures
 Contracts
Net realized gain (loss) on:
  Investments.....................................................      6,564,093
  Futures contracts...............................................       (381,708)
                                                                     ------------
   Net Realized gain..............................................      6,182,385
Net change in unrealized appreciation/depreciation) on:
  Investments.....................................................     (1,438,593)
  Futures contracts...............................................       (230,973)
                                                                     ------------
   Net change in unrealized appreciation/depreciation.............     (1,669,566)
                                                                     ------------
Net Gain..........................................................      4,512,819
                                                                     ------------
Net Increase in Net Assets from Operations........................   $100,270,678
                                                                     ============

--------
(a)Based on the contract in effect for the Columbia Intermediate Tax-Exempt Bond Fund, the surviving fund.
(b)Reflects elimination of duplicate expenses achieved as a result of merging funds.
(c)Certain fees have been reduced based on the terms of the New York Attorney General Settlement. See Note 5 of the notes to the financial statements.
(d)Reflects the reduction of fees due to the consolidation of transfer agency services with one vendor.
(e)Based on voluntary fee waiver for the Columbia Intermediate Tax-exempt Bond Fund, the surviving fund.
(f)Based on contractual cap expected post merger

                                Capitalization

   The following table shows on an unaudited basis the capitalization of the Nations Kansas Municipal Income Fund, the Nations Tennessee Intermediate Municipal Bond Fund and the Columbia Intermediate Tax-Exempt Fund as of April 29, 2005, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Nations Kansas Municipal Income Fund, and the Nations Tennessee Intermediate Municipal Bond Fund by the Columbia Intermediate Tax-Exempt Fund at net asset value as of that date:

                                        Nations                                           Columbia
                            Nations     Tennesee       Columbia                         Intermediate
                            Kansas    Intermediate   Intermediate                      Tax-Exempt Fund
                           Municipal   Municipal   Tax-Exempt Fund      Pro Forma         Pro Forma
                          Income Fund  Bond Fund   (Acquiring Fund)    Adjustments       Combined(1)
                          ----------- ------------ ---------------- ------------       ---------------
Class A
Net asset value.......... $        -- $        --    $ 20,453,334   $ 19,652,585(2)(3)  $ 40,105,919
Shares outstanding.......          --          --       1,949,152      1,873,639(3)        3,822,791
Net asset value per share $        -- $        --    $      10.49                       $      10.49

Class B
Net asset value.......... $        -- $        --    $  2,285,954   $  3,559,037(2)(4)  $  5,844,991
Shares outstanding.......          --          --         217,844        339,299(4)          557,143
Net asset value per share $        -- $        --    $      10.49                       $      10.49

Class C
Net asset value.......... $        -- $        --    $  3,004,633   $  1,786,616(2)(5)  $  4,791,249
Shares outstanding.......          --          --         286,331        170,343(5)          456,674
Net asset value per share $        -- $        --    $      10.49                       $      10.49

Class G
Net asset value.......... $        -- $        --    $    685,226   $        (63)(2)    $    685,163
Shares outstanding.......          --          --          65,300             --              65,300
Net asset value per share $        -- $        --    $      10.49                       $      10.49

Class T
Net asset value.......... $        -- $        --    $ 18,399,248   $     (1,702)(2)    $ 18,397,546
Shares outstanding.......          --          --       1,753,386             --           1,753,386
Net asset value per share $        -- $        --    $      10.49                       $      10.49

Class Z
Net asset value.......... $        -- $        --    $453,758,362   $ 97,156,807(2)(6)  $550,915,169
Shares outstanding.......          --          --      43,241,702      9,265,852(6)       52,507,554
Net asset value per share $        -- $        --    $      10.49                       $      10.49

Investor A
Net asset value.......... $ 4,193,122 $15,464,027    $         --   $(19,657,149)       $         --
Shares outstanding.......     417,808   1,476,170              --   $ (1,893,978)                 --
Net asset value per share $     10.04 $     10.48    $         --                       $         --

Investor B
Net asset value.......... $   218,570 $ 3,340,818    $         --   $ (3,559,388)       $         --
Shares outstanding.......      21,806     318,875              --   $   (340,681)                 --
Net asset value per share $     10.02 $     10.48    $         --                       $         --

Investor C
Net asset value.......... $   239,476 $ 1,547,571    $         --   $ (1,787,047)       $         --
Shares outstanding.......      23,921     148,464              --   $   (172,385)                 --
Net asset value per share $     10.01 $     10.42    $         --                       $         --

Primary A
Net asset value.......... $60,798,085 $36,439,452    $         --   $(97,237,537)       $         --
Shares outstanding.......   6,057,080   3,478,304              --   $ (9,535,384)                 --
Net asset value per share $     10.04 $     10.48    $         --                       $         --

--------
(1)Assumes the Merger was consummated on April 29, 2005 and is for information purposes only. No assurance can be given as to how many shares of the Columbia Intermediate Tax-Exempt Fund will be received by the shareholders of the Nations Kansas Municipal Income Fund, and the Nations Tennessee Intermediate Municipal Bond Fund on the date the Merger takes place, and the foregoing should not be relied upon to reflect the number of shares of the Columbia Intermediate Tax-Exempt Fund that actually will be received on or after such date.
(2)Adjustments reflect one time proxy, accounting, legal and other costs of the Merger as approved by the Board of Trustees of $41,709, $0 and $46,132 to be borne by Nations Kansas Municipal Income Fund, Nations Tennessee Intermediate Municipal Bond Fund and Columbia Intermediate Tax-Exempt Fund, respectively.
(3)Includes net assets and shares from Investor A. Investor A shares will merge into Class A on the date of the Merger.
(4)Includes net assets and shares from Investor B. Investor B shares will merge into Class B on the date of the Merger.
(5)Includes net assets and shares from Investor C. Investor C shares will merge into Class C on the date of the Merger.
(6)Includes net assets and shares from Primary A. Primary A shares will merge into Class Z on the date of the Merger.
(7)Investor A, B, C and Primary A shares of Nations Kansas Municipal Income Fund and Nations Tennesee Intermediate Municipal Fund are exchanged for Class A, B, C, and Z shares of Columbia Intermediate Tax-Exempt Fund, based on the net asset value per share of Columbia Intermediate Tax-Exempt Fund's Class A, B, C and Z shares, respectively, at the time of the Merger.

                  COLUMBIA INTERMEDIATE TAX-EXEMPT BOND FUND
                                      AND
                     NATIONS KANSAS MUNICIPAL INCOME FUND
              NATIONS TENNESSEE INTERMEDIATE MUNICIPAL BOND FUND
            COLUMBIA PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND

                   PRO FORMA COMBINING FINANCIAL STATEMENTS
                                  (UNAUDITED)

                         Notes to Financial Statements
                               October 31, 2004
                                  (unaudited)

Note 1. Organization

   Columbia Intermediate Tax-Exempt Bond Fund (the "Acquiring Fund"), a series of Columbia Funds Trust V (the "Trust"), is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

  Investment Goal

   The Acquiring Fund seeks to provide investors with current income, exempt from federal income tax, consistent with preservation of capital.

  Fund Shares

   The Acquiring Fund may issue an unlimited number of shares. The Acquiring Fund offers six classes of shares: Class A, Class B, Class C, Class G, Class T and Class Z shares. Each share class has its own expense structure.

Note 2. Basis of Combination

   The accompanying pro-forma financial statements are presented to show the effect of the proposed merger of Nations Kansas Municipal Income Fund, Nations Tennessee Intermediate Municipal Bond Fund, each a series of Nations Funds Trust and Columbia Pennsylvania intermediate Municipal Bond Fund, an existing series of the Trust, ("Target Funds"), by the Acquiring Fund as if such mergers had occurred on November 1, 2003.

   Columbia Management Advisors, Inc. expects that all of the securities of held by each of the Target Funds will comply with the investment goal and strategies of the combined fund.

   Under the terms of the merger, the combination of the Target Funds and Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The merger will be accomplished by a combination of the net assets of the Target Funds into the Acquiring Fund in exchange for new shares of the Acquiring Fund at net asset value.

   The Investment Portfolio and Statement of Assets and Liabilities of the Target Funds and Acquiring Fund have been combined to reflect balances as of August 31, 2004. The Statement of Operations of the Target Funds and Acquiring Fund has been combined to reflect twelve months ended August 31, 2004. Columbia Management Advisors, Inc. believes that all of the securities held by the Target Funds would be eligible for purchase by the Acquiring Fund.

   Following the merger the Acquiring Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the Acquiring Fund and the results of operations for pre-combination periods will not be re-stated.

   The accompanying pro-forma combined financial statements should be read in conjunction with the financial statements of the Acquiring Fund and the Target Funds included within their respective annual shareholder reports dated October 31, 2004 and March 31, 2005, respectively, as well as the semi-annual shareholder reports dated April 30, 2004 and September 30, 2004, respectively.

   The following notes refer to the accompanying pro-forma combined financial statements as if the merger referenced above of the Target Funds by the Acquiring Fund had occurred on November 1, 2003.

Note 3. Significant Accounting Policies

   Both the Acquiring Fund and the Target Funds have substantially the same accounting policies, which are detailed in the annual shareholder reports referenced above in Note 2. The Acquiring Fund actively engaged in futures contracts. The accounting policies for these transactions are disclosed below.

  Futures Contracts

   The Acquiring Fund may invest in municipal and U.S. Treasury futures contracts. The Acquiring Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Acquiring Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, Inc. of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Acquiring Fund's Statement of Assets and Liabilities at any given time.

   Upon entering into a futures contract, the Acquiring Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Acquiring Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Acquiring Fund also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Acquiring Fund recognizes a realized gain or loss when the contract is closed or expires.

  Federal Income Tax Status

   Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Note 4. Capital Shares

   The pro-forma combining net asset value per share assumes the issuance of Acquiring Fund shares to Target Funds shareholders in connection with the proposed merger. The number of shares assumed to be issued is equal to the net asset value of the Target Funds divided by the net asset value per share of the Acquiring Fund as of

October 31, 2004. The pro-forma number of shares outstanding, by class, for the combined entity consists of the following at October 31, 2004.

                          Shares of    Additional Shares   Total Shares
                       Acquiring Fund   Assumed Issued     Outstanding
       Class of Shares Pre-Combination    with Merger    Post Combination
       --------------- --------------- ----------------- ----------------
           Class A....    2,097,863        2,079,662         4,177,525
           Class B....      243,067          463,691           706,758
           Class C....      283,179          222,643           505,822
           Class G....       80,010               --            80,010
           Class T....    1,878,140               --         1,878,140
           Class Z....   44,468,382       11,611,891        56,080,273

Note 5. Legal Proceedings

   On February 9, 2005, Columbia and the Distributor (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

   Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce certain Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

   Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Fund's independent trustees and not unacceptable to the staff of the SEC. "At this time, the distribution plan is still under development. As such, any gain to the fund or its shareholders can not currently be determined."

   As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

   A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

   On January 11, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Fund and Columbia. The lawsuit alleges that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Fund and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs allege that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions.

   In 2004, certain Columbia funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose.

   On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia EntitiesLitigation. The plaintiffs are expected to file a consolidated amended complaint in June 2005. The Fund and the other defendants to these actions, including Columbia and various of its affiliates, certain other mutual funds advised by Columbia and its affiliates, and various directors of such funds, have denied these allegations and are contesting the plaintiffs' claims. These proceedings are ongoing, however, based on currently available information, Columbia believes that these lawsuits are without merit, that the likelihood they will have a material adverse impact on any fund is remote, and that the lawsuits are not likely to materially affect its ability to provide investment management services to its clients, including the Fund.

   In connection with events described in detail above, various parties have filed suit against certain funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL").

   On March 21, 2005 purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has conditionally ordered its transfer to the MDL. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, can not currently be made.

            PRO-FORMA COMBINING STATEMENTS OF ASSETS & LIABILITIES
                      As of October 31, 2004 (Unaudited)

                                                                              Columbia
                                                                  Nations   Pennsylvania    Columbia
                                                                  Kansas    Intermediate  Intermediate
                                                                 Municipal   Municipal     Tax-Exempt
                                                                Income Fund  Bond Fund     Bond Fund      Pro-Forma
                                                                Target Fund Target Fund  Acquiring Fund  Adjustments
                                                                ----------- ------------ -------------- -----------
Assets:
Unaffiliated investments, at cost.............................. $64,416,205 $22,959,105   $475,042,499  $       --
Affiliated investments, at cost................................   5,064,000          --             --          --
                                                                ----------- -----------   ------------  ----------
  Total investments, at cost...................................  69,480,205  22,959,105    475,042,499          --
Unaffiliated investments, at value............................. $67,607,646 $24,633,948   $517,437,834  $       --
Affiliated investments, at value...............................   5,064,000          --             --          --
                                                                ----------- -----------   ------------  ----------
  Total investments, at value..................................  72,671,646  24,633,948    517,437,834          --
Cash...........................................................         904      38,529         92,441          --
Receivable for:
  Investments sold.............................................          --       2,631      4,430,422          --
  Fund shares sold.............................................      15,777          --        165,532          --
  Interest.....................................................     792,144     286,417      7,719,298          --
Receivable from Investment Advisor.............................      47,069          --             --          --
Deferred Trustees' compensation plan...........................          --       2,705         23,401          --
Other Assets...................................................          --       1,477             --          --
                                                                ----------- -----------   ------------  ----------
   Total Assets................................................ $73,527,540 $24,965,707   $529,868,928  $       --
                                                                ----------- -----------   ------------  ----------
Liabilities:
Payable for:
  Investments purchased........................................   1,127,145          --      1,785,192          --
  Fund shares repurchased......................................          --     143,000        774,436          --
  Futures variation margin.....................................          --          --         54,000          --
  Distributions................................................     214,501      55,237      1,256,456          --
  Investment advisory fee......................................      53,481      11,548        243,290          --
  Administration fee...........................................      13,385       1,407         29,701          --
  Transfer agent fee...........................................      10,467       1,185         27,253          --
  Pricing and bookkeeping fees.................................          --       2,252         13,861          --
  Trustees' fees...............................................      38,768         507          1,313          --
  Audit fee....................................................      17,574      17,651         24,440          --
  Legal fee....................................................      11,076          --             --          --
  Custody fee..................................................       2,415         871          4,349          --
  Distribution and service fees................................       1,262       1,399          9,960          --
  Miscellaneous fee............................................       4,186          --             --          --
Deferred Trustees' fees........................................          --       2,705         23,401          --
Other liabilities..............................................          --       4,367         37,487     130,033(d)
                                                                ----------- -----------   ------------  ----------
   Total Liabilities...........................................   1,494,260     242,129      4,285,139     130,033
                                                                ----------- -----------   ------------  ----------
Net Assets..................................................... $72,033,280 $24,723,578   $525,583,789  $ (130,033)(d)
                                                                =========== ===========   ============  ==========
Composition of Net Assets:
Paid-in capital................................................ $68,397,404 $24,226,888   $479,545,394          --
Accumulated net investment income..............................      79,952      11,474        939,675    (130,033)(d)
Accumulated net realized gain (loss) on investments and futures
 contracts.....................................................     364,483  (1,189,627)     2,934,358          --
Unrealized appreciation (depreciation) on:
  Investments..................................................   3,191,441   1,674,843     42,395,335          --
  Futures contracts............................................          --          --       (230,973)         --
                                                                ----------- -----------   ------------  ----------
Net Assets..................................................... $72,033,280 $24,723,578   $525,583,789  $ (130,033)(d)
                                                                =========== ===========   ============  ==========
Class A:(a)
Net assets..................................................... $        -- $ 2,258,530   $ 22,478,855  $4,307,483(d)
Shares outstanding.............................................          --     215,810      2,097,863     395,736(e)
                                                                =========== ===========   ============
Net asset value per share(b)...................................          -- $     10.47   $      10.72
                                                                =========== ===========   ============
Maximum sales charge...........................................          --        4.75%          4.75%
                                                                =========== ===========   ============
Maximum offering price per share(c)............................ $        -- $     10.99   $      11.25
                                                                =========== ===========   ============

                                                                  Columbia
                                                                Intermediate
                                                                 Tax-Exempt
                                                                 Bond Fund
                                                                 Pro-Forma
                                                                  Combined
                                                                ------------
Assets:
Unaffiliated investments, at cost.............................. $562,417,809
Affiliated investments, at cost................................    5,064,000
                                                                ------------
  Total investments, at cost...................................  567,481,809
Unaffiliated investments, at value............................. $609,679,428
Affiliated investments, at value...............................    5,064,000
                                                                ------------
  Total investments, at value..................................  614,743,428
Cash...........................................................      131,874
Receivable for:
  Investments sold.............................................    4,433,053
  Fund shares sold.............................................      181,309
  Interest.....................................................    8,797,859
Receivable from Investment Advisor.............................       47,069
Deferred Trustees' compensation plan...........................       26,106
Other Assets...................................................        1,477
                                                                ------------
   Total Assets................................................ $628,362,175
                                                                ------------
Liabilities:
Payable for:
  Investments purchased........................................    2,912,337
  Fund shares repurchased......................................      917,436
  Futures variation margin.....................................       54,000
  Distributions................................................    1,526,194
  Investment advisory fee......................................      308,319
  Administration fee...........................................       44,493
  Transfer agent fee...........................................       38,905
  Pricing and bookkeeping fees.................................       16,113
  Trustees' fees...............................................       40,588
  Audit fee....................................................       59,665
  Legal fee....................................................       11,076
  Custody fee..................................................        7,635
  Distribution and service fees................................       12,621
  Miscellaneous fee............................................        4,186
Deferred Trustees' fees........................................       26,106
Other liabilities..............................................      171,887
                                                                ------------
   Total Liabilities...........................................    6,151,561
                                                                ------------
Net Assets..................................................... $622,210,614
                                                                ============
Composition of Net Assets:
Paid-in capital................................................ $572,169,686
Accumulated net investment income..............................      901,068
Accumulated net realized gain (loss) on investments and futures
 contracts.....................................................    2,109,214
Unrealized appreciation (depreciation) on:
  Investments..................................................   47,261,619
  Futures contracts............................................     (230,973)
                                                                ------------
Net Assets..................................................... $622,210,614
                                                                ============
Class A:(a)
Net assets..................................................... $ 29,044,868
Shares outstanding.............................................    2,709,409
                                                                ============
Net asset value per share(b)................................... $      10.72
                                                                ============
Maximum sales charge...........................................         4.75%
                                                                ============
Maximum offering price per share(c)............................ $      11.25
                                                                ============

                                                                        Columbia                                     Columbia
                                                           Nations    Pennsylvania    Columbia                     Intermediate
                                                           Kansas     Intermediate  Intermediate                    Tax-Exempt
                                                          Municipal    Municipal     Tax-Exempt                     Bond Fund
                                                         Income Fund   Bond Fund     Bond Fund       Pro-Forma      Pro-Forma
                                                         Target Fund  Target Fund  Acquiring Fund   Adjustments      Combined
                                                         -----------  ------------ -------------- ------------     ------------
Class B:(a)
Net assets.............................................. $        --  $   924,870   $  2,604,546  $    281,246(d)  $  3,810,662
Shares outstanding......................................          --       88,377        243,067        24,028(e)       355,472
                                                         ===========  ===========   ============                   ============
Net asset value and offering price per share(b).........          --  $     10.47   $      10.72                   $      10.72
                                                         ===========  ===========   ============                   ============
Class C:(a)
Net assets.............................................. $        --  $   446,869   $  3,034,295  $    138,548(d)  $  3,619,712
Shares outstanding......................................          --       42,700        283,179        11,781(e)       337,660
                                                         ===========  ===========   ============                   ============
Net asset value and offering price per share(b).........          --  $     10.47   $      10.72                   $      10.72
                                                         ===========  ===========   ============                   ============
Class G:
Net assets.............................................. $        --  $        --   $    857,327  $        (75)(d) $    857,252
Shares outstanding......................................          --           --         80,010                         80,010
                                                         ===========  ===========   ============                   ============
Net asset value and offering price per share(b)......... $        --  $        --   $      10.72                   $      10.72
                                                         ===========  ===========   ============                   ============

Class T:
Net assets.............................................. $        --  $        --   $ 20,124,544  $     (1,766)(d) $ 20,122,778
Shares outstanding......................................          --           --      1,878,140                      1,878,140
                                                         ===========  ===========   ============                   ============
Net asset value per share(b)............................ $        --  $        --   $      10.72                   $      10.72
                                                         ===========  ===========   ============                   ============
Maximum sales charge....................................          --           --           4.75%                          4.75%
                                                         ===========  ===========   ============                   ============
Maximum offering price per share(c)..................... $        --  $        --   $      11.25                   $      11.23
                                                         ===========  ===========   ============                   ============

Class Z:(a)
Net assets.............................................. $        --  $21,093,309   $476,484,222  $ 67,177,811(d)  $564,755,342
Shares outstanding......................................          --    2,015,548     44,468,382     6,198,471(e)    52,682,401
                                                         ===========  ===========   ============                   ============
Net asset value, offering and redemption price per share $        --  $     10.47   $      10.72                   $      10.72
                                                         ===========  ===========   ============                   ============

Investor A Shares:(a)
Net assets.............................................. $ 4,315,809  $        --   $         --  $ (4,315,809)    $         --
Shares outstanding......................................     422,152           --             --      (422,152)              --
                                                         ===========  ===========   ============                   ============
Net asset value and redemption price per share.......... $     10.22           --             --                   $         --
                                                         ===========  ===========   ============                   ============
Maximum sales charge....................................        3.25%          --             --                           3.25%
                                                         ===========  ===========   ============                   ============
Maximum offering price per share........................       10.56  $        --   $         --                   $         --
                                                         ===========  ===========   ============                   ============

Investor B Shares:(a)
Net assets.............................................. $   283,217  $        --   $         --  $   (283,217)    $         --
Shares outstanding......................................      27,732           --             --       (27,732)              --
                                                         ===========  ===========   ============                   ============
Net asset value and offering price per share(b)......... $     10.21  $        --   $         --                   $         --
                                                         ===========  ===========   ============                   ============

Investor C Shares:(a)
Net assets.............................................. $   139,658  $        --   $         --  $   (139,658)    $         --
Shares outstanding......................................      13,694           --             --       (13,694)              --
                                                         ===========  ===========   ============                   ============
Net asset value and offering price per share(b)......... $     10.20  $        --   $         --                   $         --
                                                         ===========  ===========   ============                   ============

Primary A Shares:(a)
Net assets.............................................. $67,294,596  $        --   $         --  $(67,294,596)    $         --
Shares outstanding......................................   6,581,527           --             --    (6,581,527)    $         --
                                                         ===========  ===========   ============                   ============
Net asset value, offering and redemption price per share $     10.22  $        --   $         --                   $         --
                                                         ===========  ===========   ============                   ============

--------
(a)Investor A, Investor B, Investor C and Primary A shares of Nations Kansas Municipal Income Fund are exchanged for Class A, B, C and Z shares of Columbia Intermediate Tax Exempt Bond Fund shares, based on the net asset value per share of Columbia Intermediate Tax-Exempt Bond Fund's Class A, B, C and Z shares, respectively, at the time of the merger. Class A, B, C and Z shares of Columbia Pennsylvania Intermediate Municipal Bond Fund are exchanged for Class A, B, C and Z shares of Columbia Intermediate Tax-Exempt Bond Fund shares, based on the net asset value per share of Columbia Intermediate Tax-Exempt Bond Fund's Class A, B, C and Z shares, respectively, at the time of the merger.
(b)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(c)On sales of $50,000 or more the offering price is reduced.
(d)Adjustment reflects one time proxy, accounting, legal and other costs of the reorganization as approved by the Board of Trustees of $41,709, $42,192 and $46,132 to be borne by Nations Kansas Municipal Income, Columbia Pennsylvania Intermediate Municipal Bond and Columbia Intermediate Tax-Exempt Bond Funds, respectively.
(e)Reflects estimated shares issued to Target Fund at the time of the merger.

                 PRO-FORMA COMBINING STATEMENTS OF OPERATIONS
           For the Twelve Months Ended October 31, 2004 (Unaudited)

                                                                                           Columbia
                                                                               Nations   Pennsylvania    Columbia
                                                                               Kansas    Intermediate  Intermediate
                                                                              Municipal   Municipal     Tax-Exempt
                                                                             Income Fund  Bond Fund     Bond Fund     Pro-Forma
                                                                             Target Fund Target Fund  Acquiring Fund Adjustments
                                                                             ----------- ------------ -------------- -----------
Investment Income:
Interest.................................................................... $3,316,670   $1,102,128   $24,920,418    $      --
Dividends...................................................................         --        3,753        62,205           --
Dividends from affiliates...................................................     18,422           --            --           --
                                                                             ----------   ----------   -----------    ---------
  Total Investment Income...................................................  3,335,092    1,105,881    24,982,623           --
                                                                             ----------   ----------   -----------    ---------
Expenses:
Investment advisory fee.....................................................    394,582      144,843     2,998,135     (472,525)
Administration fee..........................................................    173,616       17,645       368,250     (120,889)
Distribution Fee
  Class A...................................................................         --           --            --           --
  Class B...................................................................      2,066        6,168        18,945       (1,090)
  Class C...................................................................      1,451        3,681        13,690         (671)
  Class G...................................................................         --           --         9,025           --
Service Fee
  Class A...................................................................     10,896        5,491        44,249       (3,292)
  Class B...................................................................        689        2,056         5,829         (546)
  Class C...................................................................        484        1,227         4,205         (346)
  Class G...................................................................         --           --         2,083           --
  Class T...................................................................         --           --        33,729           --
Transfer agent fee..........................................................     24,223        6,724       191,367      (75,014)
Pricing and bookkeeping fees................................................         --       23,766       129,576       29,098
Trustees' fees..............................................................     27,440        6,869        20,058      (11,436)
Custody fee.................................................................      6,564        5,793        26,922           --
Audit fee...................................................................     28,398       27,572        39,500      (59,245)
Legal fee...................................................................     49,040           --            --       15,175
Registration fees...........................................................       (662)      53,754        91,918      (70,010)
Non-recurring costs (See Note 5)............................................         --        1,193        26,053           --
Other expenses..............................................................     25,961       11,711       114,673      (17,881)
                                                                             ----------   ----------   -----------    ---------
  Total Expenses before interest expense....................................    744,748      318,493     4,138,207     (788,672)
Interest Expense............................................................        849           --            --           --
  Total Expenses............................................................    745,597      318,493     4,138,207     (788,672)
Fees and expenses waived or reimbursed by Investment Advisor................   (255,663)          --            --      (41,504)
Fees and expenses waived or reimbursed by Transfer Agent....................         --           --        (1,058)       1,058
Fees and expenses waived or reimbursed by Distributor--Class C..............         --       (1,718)       (9,486)      (1,362)
Non-recurring costs assumed by Investment Advisor (See Note 5)..............         --       (1,193)      (26,053)          --
Custody earnings credit.....................................................         --         (150)         (237)          --
                                                                             ----------   ----------   -----------    ---------
  Net Expenses..............................................................    489,934      315,432     4,101,373     (830,480)
                                                                             ----------   ----------   -----------    ---------
Net Investment Income.......................................................  2,845,158      790,449    20,881,250      830,480
                                                                             ----------   ----------   -----------    ---------
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts
Net realized gain (loss) on:
  Investments...............................................................  1,031,927      248,894     3,899,855           --
  Futures contracts.........................................................         --           --      (381,708)          --
                                                                             ----------   ----------   -----------    ---------
   Net Realized gain........................................................  1,031,927      248,894     3,518,147           --
Net change in unrealized appreciation/depreciation) on:
  Investments...............................................................   (774,914)     101,240      (719,313)          --
  Futures contracts.........................................................         --           --      (230,973)          --
                                                                             ----------   ----------   -----------    ---------
   Net change in unrealized appreciation/depreciation.......................   (774,914)     101,240      (950,286)          --
                                                                             ----------   ----------   -----------    ---------
Net Gain....................................................................    257,013      350,134     2,567,861           --
                                                                             ----------   ----------   -----------    ---------
Net Increase in Net Assets from Operations.................................. $3,102,171   $1,140,583   $23,449,111    $ 830,480
                                                                             ==========   ==========   ===========    =========

                                                                                Columbia
                                                                              Intermediate
                                                                               Tax-Exempt
                                                                               Bond Fund
                                                                               Pro-Forma
                                                                                Combined
                                                                             ------------
Investment Income:
Interest.................................................................... $29,339,216
Dividends...................................................................      65,958
Dividends from affiliates...................................................      18,422
                                                                             -----------
  Total Investment Income...................................................  29,423,596
                                                                             -----------
Expenses:
Investment advisory fee.....................................................   3,065,035(c)
Administration fee..........................................................     438,622(c)
Distribution Fee
  Class A...................................................................         -- (a)
  Class B...................................................................      26,089(a)
  Class C...................................................................      18,151(a)
  Class G...................................................................       9,025(a)
Service Fee
  Class A...................................................................      57,344(a)
  Class B...................................................................       8,028(a)
  Class C...................................................................       5,570(a)
  Class G...................................................................       2,083(a)
  Class T...................................................................      33,729(a)
Transfer agent fee..........................................................     147,300(d)
Pricing and bookkeeping fees................................................     182,440(b)
Trustees' fees..............................................................      42,931(b)
Custody fee.................................................................      39,279
Audit fee...................................................................      36,225(b)
Legal fee...................................................................      64,215(b)
Registration fees...........................................................      75,000(b)
Non-recurring costs (See Note 5)............................................      27,246
Other expenses..............................................................     134,464(b)
                                                                             -----------
  Total Expenses before interest expense....................................   4,412,776
Interest Expense............................................................         849
  Total Expenses............................................................   4,413,625
Fees and expenses waived or reimbursed by Investment Advisor................    (297,167)(f)
Fees and expenses waived or reimbursed by Transfer Agent....................         -- (d)
Fees and expenses waived or reimbursed by Distributor--Class C..............     (12,566)(e)
Non-recurring costs assumed by Investment Advisor (See Note 5)..............     (27,246)
Custody earnings credit.....................................................        (387)
                                                                             -----------
  Net Expenses..............................................................   4,076,259
                                                                             -----------
Net Investment Income.......................................................  25,347,337
                                                                             -----------
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts
Net realized gain (loss) on:
  Investments...............................................................   5,180,676
  Futures contracts.........................................................    (381,708)
                                                                             -----------
   Net Realized gain........................................................   4,798,968
Net change in unrealized appreciation/depreciation) on:
  Investments...............................................................  (1,392,987)
  Futures contracts.........................................................    (230,973)
                                                                             -----------
   Net change in unrealized appreciation/depreciation.......................  (1,623,960)
                                                                             -----------
Net Gain....................................................................   3,175,008
                                                                             -----------
Net Increase in Net Assets from Operations.................................. $28,522,345
                                                                             ===========

--------
(a)Based on the contract in effect for the Columbia Intermediate Tax-Exempt Bond Fund, the surviving fund.
(b)Reflects elimination of duplicate expenses achieved as a result of merging funds.
(c)Certain fees have been reduced based on the terms of the New York Attorney General Settlement. See Note 5 of the notes to the financial statements.
(d)Reflects the reduction of fees due to the consolidation of transfer agency services with one vendor.
(e)Based on voluntary fee waiver for the Columbia Intermediate Tax-exempt Bond Fund, the surviving fund.
(f)Based on contractual cap expected post merger

                                Capitalization

   The following table shows on an unaudited basis the capitalization of the Nations Intermediate Municipal Bond Fund, the Nations Tennessee Intermediate Municipal Bond Fund and the Columbia Intermediate Tax-Exempt Fund as of April 29, 2005, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Nations Intermediate Municipal Bond Fund and the Nations Tennessee Intermediate Municipal Bond Fund by the Columbia Intermediate Tax-Exempt Fund at net asset value as of that date:

                                           Nations                                              Columbia
                             Nations       Tennesee       Columbia                            Intermediate
                           Intermediate  Intermediate   Intermediate                         Tax-Exempt Fund
                            Municipal     Municipal   Tax-Exempt Fund        Pro Forma          Pro Forma
                            Bond Fund     Bond Fund   (Acquiring Fund)      Adjustments        Combined(1)
                          -------------- ------------ ---------------- ---------------       ---------------
Class A
Net asset value.......... $           -- $        --    $ 20,453,334   $    46,491,735(2)(3) $   66,945,069
Shares outstanding.......             --          --       1,949,152         4,432,186(3)         6,381,338
Net asset value per share $           -- $        --    $      10.49                         $        10.49

Class B
Net asset value.......... $           -- $        --    $  2,285,954   $     7,781,625(2)(4) $   10,067,579
Shares outstanding.......             --          --         217,844           741,834(4)           959,678
Net asset value per share $           -- $        --    $      10.49                         $        10.49

Class C
Net asset value.......... $           -- $        --    $  3,004,633   $     5,755,249(2)(5) $    8,759,882
Shares outstanding.......             --          --         286,331           548,668(5)           834,999
Net asset value per share $           -- $        --    $      10.49                         $        10.49

Class G
Net asset value.......... $           -- $        --    $    685,226   $           (63)(2)   $      685,163
Shares outstanding.......             --          --          65,300                --               65,300
Net asset value per share $           -- $        --    $      10.49                         $        10.49

Class T
Net asset value.......... $           -- $        --    $ 18,399,248   $        (1,702)(2)   $   18,397,546
Shares outstanding.......             --          --       1,753,386                --            1,753,386
Net asset value per share $           -- $        --    $      10.49                         $        10.49

Class Z
Net asset value.......... $           -- $        --    $453,758,362   $ 1,672,988,119(2)(6) $2,126,746,481
Shares outstanding.......             --          --      43,241,702       159,488,094(6)       202,729,796
Net asset value per share $           -- $        --    $      10.49                         $        10.49

Investor A
Net asset value.......... $   31,029,600 $15,464,027    $         --   $   (46,493,627)      $           --
Shares outstanding.......      3,045,129   1,476,170              --   $    (4,521,299)                  --
Net asset value per share $        10.19 $     10.48    $         --                         $           --

Investor B
Net asset value.......... $    4,441,019 $ 3,340,818    $         --   $    (7,781,837)      $           --
Shares outstanding.......        435,913     318,875              --   $      (754,788)                  --
Net asset value per share $        10.19 $     10.48    $         --                         $           --

Investor C
Net asset value.......... $    4,207,956 $ 1,547,571    $         --   $    (5,755,527)      $           --
Shares outstanding.......        412,957     148,464              --   $      (561,421)                  --
Net asset value per share $        10.19 $     10.42    $         --                         $           --

Primary A
Net asset value.......... $1,636,590,652 $36,439,452    $         --   $(1,673,030,104)      $           --
Shares outstanding.......    160,595,170   3,478,304              --   $  (164,073,474)                  --
Net asset value per share $        10.19 $     10.48    $         --                         $           --

--------
(1)Assumes the Merger was consummated on April 29, 2005 and is for information purposes only. No assurance can be given as to how many shares of the Columbia Intermediate Tax-Exempt Fund will be received by the shareholders of the Nations Intermediate Municipal Bond Fund and the Nations Tennessee Intermediate Municipal Bond Fund on the date the Merger takes place, and the foregoing should not be relied upon to reflect the number of shares of the Columbia Intermediate Tax-Exempt Fund that actually will be received on or after such date.
(2)Adjustments reflect one time proxy, accounting, legal and other costs of the Merger as approved by the Board of Trustees of $0, $0 and $46,132 to be borne by Nations Intermediate Municipal Bond Fund, Nations Tennessee Intermediate Municipal Bond Fund and Columbia Intermediate Tax-Exempt Fund, respectively.
(3)Includes net assets and shares from Investor A. Investor A shares will merge into Class A on the date of the Merger.
(4)Includes net assets and shares from Investor B. Investor B shares will merge into Class B on the date of the Merger.
(5)Includes net assets and shares from Investor C. Investor C shares will merge into Class C on the date of the Merger.
(6)Includes net assets and shares from Primary A. Primary A shares will merge into Class Z on the date of the Merger.
(7)Investor A, B, C and Primary A shares of Nations Intermediate Municipal Fund and Nations Tennesee Intermediate Municipal Fund are exchanged for Class A, B, C, and Z shares of Columbia Intermediate Tax-Exempt Fund, based on the net asset value per share of Columbia Intermediate Tax-Exempt Fund's Class A, B, C and Z shares, respectively, at the time of the Merger.

                  COLUMBIA INTERMEDIATE TAX-EXEMPT BOND FUND
                                      AND
                   NATIONS INTERMEDIATE MUNICIPAL BOND FUND
                     NATIONS KANSAS MUNICIPAL INCOME FUND

                   PRO FORMA COMBINING FINANCIAL STATEMENTS
                                  (UNAUDITED)

                         Notes to Financial Statements
                               October 31, 2004
                                  (unaudited)

Note 1. Organization

   Columbia Intermediate Tax-Exempt Bond Fund (the "Acquiring Fund"), a series of Columbia Funds Trust V (the "Trust"), is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

  Investment Goal

   The Acquiring Fund seeks to provide investors with current income, exempt from federal income tax, consistent with preservation of capital.

  Fund Shares

   The Acquiring Fund may issue an unlimited number of shares. The Acquiring Fund offers six classes of shares: Class A, Class B, Class C, Class G, Class T and Class Z shares. Each share class has its own expense structure.

Note 2. Basis of Combination

   The accompanying pro-forma financial statements are presented to show the effect of the proposed merger of Nations Intermediate Municipal Bond Fund and Nations Kansas Municipal Income Fund, each a series of Nations Funds Trust, ("Target Funds"), by the Acquiring Fund as if such mergers had occurred on November 1, 2003.

   Columbia Management Advisors, Inc. expects that all of the securities of held by each of the Target Funds will comply with the investment goal and strategies of the combined fund.

   Under the terms of the merger, the combination of the Target Funds and Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The merger will be accomplished by a combination of the net assets of the Target Funds into the Acquiring Fund in exchange for new shares of the Acquiring Fund at net asset value.

   The Investment Portfolio and Statement of Assets and Liabilities of the Target Funds and Acquiring Fund have been combined to reflect balances as of August 31, 2004. The Statement of Operations of the Target Funds and Acquiring Fund has been combined to reflect twelve months ended August 31, 2004. Columbia Management Advisors, Inc. believes that all of the securities held by the Target Funds would be eligible for purchase by the Acquiring Fund.

   Following the merger the Acquiring Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the Acquiring Fund and the results of operations for pre-combination periods will not be restated.

   The accompanying pro-forma combined financial statements should be read in conjunction with the financial statements of the Acquiring Fund and the Target Funds included within their respective annual shareholder reports dated October 31, 2004 and March 31, 2005, respectively, as well as the semi-annual shareholder reports dated April 30, 2004 and September 30, 2004, respectively.

   The following notes refer to the accompanying pro-forma combined financial statements as if the merger referenced above of the Target Funds by the Acquiring Fund had occurred on November 1, 2003.

Note 3. Significant Accounting Policies

   Both the Acquiring Fund and the Target Funds have substantially the same accounting policies, which are detailed in the annual shareholder reports referenced above in Note 2. The Acquiring Fund actively engaged in futures contracts. The accounting policies for these transactions are disclosed below.

  Futures Contracts

   The Acquiring Fund may invest in municipal and U.S. Treasury futures contracts. The Acquiring Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Acquiring Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, Inc. of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Acquiring Fund's Statement of Assets and Liabilities at any given time.

   Upon entering into a futures contract, the Acquiring Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Acquiring Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Acquiring Fund also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Acquiring Fund recognizes a realized gain or loss when the contract is closed or expires.

  Federal Income Tax Status

   Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Note 4. Capital Shares

   The pro-forma combining net asset value per share assumes the issuance of Acquiring Fund shares to Target Funds shareholders in connection with the proposed merger. The number of shares assumed to be issued is equal to the net asset value of the Target Funds divided by the net asset value per share of the Acquiring Fund as of

October 31, 2004. The pro-forma number of shares outstanding, by class, for the combined entity consists of the following at October 31, 2004.

                          Shares of    Additional Shares   Total Shares
                       Acquiring Fund   Assumed Issued     Outstanding
       Class of Shares Pre-Combination    with Merger    Post Combination
       --------------- --------------- ----------------- ----------------
           Class A....    2,097,863         3,584,754        5,682,617
           Class B....      243,067           460,207          703,274
           Class C....      283,179           450,289          733,468
           Class G....       80,010                --           80,010
           Class T....    1,878,140                --        1,878,140
           Class Z....   44,468,382       166,062,577      210,530,959

Note 5. Legal Proceedings

   On February 9, 2005, Columbia and the Distributor (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

   Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce certain Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

   Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Fund's independent trustees and not unacceptable to the staff of the SEC. "At this time, the distribution plan is still under development. As such, any gain to the fund or its shareholders can not currently be determined."

   As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

   A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

   On January 11, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Fund and Columbia. The lawsuit alleges that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Fund and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs allege that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions.

   In 2004, certain Columbia funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose.

   On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs are expected to file a consolidated amended complaint in June 2005. The Fund and the other defendants to these actions, including Columbia and various of its affiliates, certain other mutual funds advised by Columbia and its affiliates, and various directors of such funds, have denied these allegations and are contesting the plaintiffs' claims. These proceedings are ongoing, however, based on currently available information, Columbia believes that these lawsuits are without merit, that the likelihood they will have a material adverse impact on any fund is remote, and that the lawsuits are not likely to materially affect its ability to provide investment management services to its clients, including the Fund.

   In connection with events described in detail above, various parties have filed suit against certain funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL").

   On March 21, 2005 purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has conditionally ordered its transfer to the MDL. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, can not currently be made.

            PRO-FORMA COMBINING STATEMENTS OF ASSETS & LIABILITIES
                      As of October 31, 2004 (Unaudited)

                                                                            Nations      Columbia
                                                                           Tennessee   Pennsylvania    Columbia
                                                                          Intermediate Intermediate  Intermediate
                                                                           Municipal    Municipal     Tax-Exempt
                                                                           Bond Fund    Bond Fund     Bond Fund
                                                                          Target Fund  Target Fund  Acquiring Fund
                                                                          ------------ ------------ --------------
Assets:
Unaffiliated investments, at cost........................................ $54,523,186  $22,959,105   $475,042,499
Affiliated investments, at cost..........................................     915,000           --             --
                                                                          -----------  -----------   ------------
  Total investments, at cost.............................................  55,438,186   22,959,105    475,042,499
Unaffiliated investments, at value....................................... $57,981,898  $24,633,948   $517,437,834
Affiliated investments, at value.........................................     915,000           --             --
                                                                          -----------  -----------   ------------
  Total investments, at value............................................  58,896,898   24,633,948    517,437,834
Cash.....................................................................         417       38,529         92,441
Receivable for:
  Investments sold.......................................................          --        2,631      4,430,422
  Fund shares sold.......................................................          33           --        165,532
  Interest...............................................................     695,624      286,417      7,719,298
Receivable from Investment Advisor.......................................     554,624           --             --
Deferred Trustees' compensation plan.....................................          --        2,705         23,401
Other Assets.............................................................          --        1,477             --
                                                                          -----------  -----------   ------------
   Total Assets.......................................................... $60,147,596  $24,965,707   $529,868,928
                                                                          -----------  -----------   ------------
Liabilities:
Payable for:
  Investments purchased..................................................   1,517,623           --      1,785,192
  Fund shares repurchased................................................         251      143,000        774,436
  Futures variation margin...............................................          --           --         54,000
  Distributions..........................................................     190,043       55,237      1,256,456
  Investment advisory fee................................................     552,409       11,548        243,290
  Administration fee.....................................................      10,755        1,407         29,701
  Transfer agent fee.....................................................       7,747        1,185         27,253
  Pricing and bookkeeping fees...........................................          --        2,252         13,861
  Trustees' fees.........................................................      94,437          507          1,313
  Audit fee..............................................................      15,996       17,651         24,440
  Legal fee..............................................................      13,686           --             --
  Custody fee............................................................       2,216          871          4,349
  Distribution and service fees..........................................       8,028        1,399          9,960
  Miscellaneous fee......................................................       2,528           --             --
Deferred Trustees' fees..................................................          --        2,705         23,401
Other liabilities........................................................          --        4,367         37,487
                                                                          -----------  -----------   ------------
   Total Liabilities.....................................................   2,415,719      242,129      4,285,139
                                                                          -----------  -----------   ------------
Net Assets............................................................... $57,731,877  $24,723,578   $525,583,789
                                                                          ===========  ===========   ============
Composition of Net Assets:
Paid-in capital.......................................................... $54,317,287  $24,226,888   $479,545,394
Accumulated net investment income........................................      41,880       11,474        939,675
Accumulated net realized gain (loss) on investments and futures contracts     (86,002)  (1,189,627)     2,934,358
Unrealized appreciation (depreciation) on:
  Investments............................................................   3,458,712    1,674,843     42,395,335
  Futures contracts......................................................          --           --       (230,973)
                                                                          -----------  -----------   ------------
Net Assets............................................................... $57,731,877  $24,723,578   $525,583,789
                                                                          ===========  ===========   ============
Class A:(a)
Net assets............................................................... $        --  $ 2,258,530   $ 22,478,855
Shares outstanding.......................................................          --      215,810      2,097,863
                                                                          ===========  ===========   ============
Net asset value per share(b).............................................          --  $     10.47   $      10.72
                                                                          ===========  ===========   ============
Maximum sales charge.....................................................          --         4.75%          4.75%
                                                                          ===========  ===========   ============
Maximum offering price per share(c)...................................... $        --  $     10.99   $      11.25
                                                                          ===========  ===========   ============
Class B:(a)
Net assets............................................................... $        --  $   924,870   $  2,604,546
Shares outstanding.......................................................          --       88,377        243,067
                                                                          ===========  ===========   ============
Net asset value and offering price per share(b).......................... $        --  $     10.47   $      10.72
                                                                          ===========  ===========   ============

                                                                                            Columbia
                                                                                          Intermediate
                                                                                           Tax-Exempt
                                                                                           Bond Fund
                                                                             Pro-Forma     Pro-Forma
                                                                            Adjustments     Combined
                                                                          -----------     ------------
Assets:
Unaffiliated investments, at cost........................................ $        --     $552,524,790
Affiliated investments, at cost..........................................          --          915,000
                                                                          -----------     ------------
  Total investments, at cost.............................................          --      553,439,790
Unaffiliated investments, at value....................................... $        --     $600,053,680
Affiliated investments, at value.........................................          --          915,000
                                                                          -----------     ------------
  Total investments, at value............................................          --      600,968,680
Cash.....................................................................          --          131,387
Receivable for:
  Investments sold.......................................................          --        4,433,053
  Fund shares sold.......................................................          --          165,565
  Interest...............................................................          --        8,701,339
Receivable from Investment Advisor.......................................          --          554,624
Deferred Trustees' compensation plan.....................................          --           26,106
Other Assets.............................................................          --            1,477
                                                                          -----------     ------------
   Total Assets.......................................................... $        --     $614,982,231
                                                                          -----------     ------------
Liabilities:
Payable for:
  Investments purchased..................................................          --        3,302,815
  Fund shares repurchased................................................          --          917,687
  Futures variation margin...............................................          --           54,000
  Distributions..........................................................          --        1,501,736
  Investment advisory fee................................................          --          807,247
  Administration fee.....................................................          --           41,863
  Transfer agent fee.....................................................          --           36,185
  Pricing and bookkeeping fees...........................................          --           16,113
  Trustees' fees.........................................................          --           96,257
  Audit fee..............................................................          --           58,087
  Legal fee..............................................................          --           13,686
  Custody fee............................................................          --            7,436
  Distribution and service fees..........................................          --           19,387
  Miscellaneous fee......................................................          --            2,528
Deferred Trustees' fees..................................................          --           26,106
Other liabilities........................................................      88,324(d)       130,178
                                                                          -----------     ------------
   Total Liabilities.....................................................      88,324        7,031,311
                                                                          -----------     ------------
Net Assets............................................................... $   (88,324)(d) $607,950,920
                                                                          ===========     ============
Composition of Net Assets:
Paid-in capital.......................................................... $        --     $558,089,569
Accumulated net investment income........................................     (88,324)(d)      904,705
Accumulated net realized gain (loss) on investments and futures contracts          --        1,658,729
Unrealized appreciation (depreciation) on:
  Investments............................................................          --       47,528,890
  Futures contracts......................................................          --         (230,973)
                                                                          -----------     ------------
Net Assets............................................................... $   (88,324)(d) $607,950,920
                                                                          ===========     ============
Class A:(a)
Net assets............................................................... $15,732,374(d)  $ 40,469,759
Shares outstanding.......................................................   1,461,491(e)     3,775,164
                                                                          ===========     ============
Net asset value per share(b).............................................                 $      10.72
                                                                          ===========     ============
Maximum sales charge.....................................................                         4.75%
                                                                          ===========     ============
Maximum offering price per share(c)......................................                 $      11.25
                                                                          ===========     ============
Class B:(a)
Net assets............................................................... $ 3,763,979(d)  $  7,293,395
Shares outstanding.......................................................    348,910 (e)       680,354
                                                                          ===========     ============
Net asset value and offering price per share(b)..........................                 $      10.72
                                                                          ===========     ============

                                                           Nations      Columbia                                     Columbia
                                                          Tennessee   Pennsylvania    Columbia                     Intermediate
                                                         Intermediate Intermediate  Intermediate                    Tax-Exempt
                                                          Municipal    Municipal     Tax-Exempt                     Bond Fund
                                                          Bond Fund    Bond Fund     Bond Fund       Pro-Forma      Pro-Forma
                                                         Target Fund  Target Fund  Acquiring Fund   Adjustments      Combined
                                                         ------------ ------------ -------------- ------------     ------------
Class C:(a)
Net assets.............................................. $        --  $   446,869   $  3,034,295  $  1,801,674(d)  $  5,282,838
Shares outstanding......................................          --       42,700        283,179      166,923 (e)       492,802
                                                         ===========  ===========   ============  ============     ============
Net asset value and offering price per share(b).........          --  $     10.47   $      10.72                   $      10.72
                                                         -----------  -----------   ------------  ------------     ------------
Class G:
Net assets.............................................. $        --  $        --   $    857,327  $        (75)(d) $    857,252
Shares outstanding......................................          --           --         80,010                         80,010
                                                         ===========  ===========   ============  ============     ============
Net asset value and offering price per share(b)......... $        --  $        --   $      10.72                   $      10.72
                                                         ===========  ===========   ============  ============     ============
Class T:
Net assets.............................................. $        --  $        --   $ 20,124,544  $     (1,766)(d) $ 20,122,778
Shares outstanding......................................          --           --      1,878,140                      1,878,140
                                                         ===========  ===========   ============  ============     ============
Net asset value per share(b)............................ $        --  $        --   $      10.72                   $      10.72
                                                         ===========  ===========   ============  ============     ============
Maximum sales charge....................................          --           --           4.75%                          4.75%
                                                         ===========  ===========   ============  ============     ============
Maximum offering price per share(c)..................... $        --  $        --   $      11.25                   $      11.25
                                                         ===========  ===========   ============  ============     ============
Class Z:(a)
Net assets.............................................. $        --  $21,093,309   $476,484,222  $ 36,347,367(d)  $533,924,898
Shares outstanding......................................          --    2,015,548     44,468,382     3,322,497(e)    49,806,427
                                                         ===========  ===========   ============  ============     ============
Net asset value, offering and redemption price per share $        --  $     10.47   $      10.72                   $      10.72
                                                         ===========  ===========   ============  ============     ============
Investor A Shares:(a)
Net assets.............................................. $15,738,201  $        --   $         --  $(15,738,201)    $         --
Shares outstanding......................................   1,482,947           --             --    (1,482,947)              --
                                                         ===========  ===========   ============  ============     ============
Net asset value and redemption price per share.......... $     10.61           --             --                   $         --
                                                         ===========  ===========   ============  ============     ============
Maximum sales charge....................................        3.25%          --             --                           3.25%
                                                         ===========  ===========   ============  ============     ============
Maximum offering price per share........................ $     10.97  $        --   $         --                   $         --
                                                         ===========  ===========   ============  ============     ============
Investor B Shares:(a)
Net assets.............................................. $ 3,765,786  $        --   $         --  $ (3,765,786)    $         --
Shares outstanding......................................     354,795           --             --      (354,795)              --
                                                         ===========  ===========   ============  ============     ============
Net asset value and offering price per share(b)......... $     10.61  $        --   $         --                   $         --
                                                         ===========  ===========   ============  ============     ============
Investor C Shares:(a)
Net assets.............................................. $ 1,802,703  $        --   $         --  $ (1,802,703)    $         --
Shares outstanding......................................     170,706           --             --      (170,706)              --
                                                         ===========  ===========   ============  ============     ============
Net asset value and offering price per share(b)......... $     10.56  $        --   $         --                   $         --
                                                         ===========  ===========   ============  ============     ============
Primary A Shares:(a)
Net assets.............................................. $36,425,187  $        --   $         --  $(36,425,187)    $         --
Shares outstanding......................................   3,431,893           --             --    (3,431,893)    $         --
                                                         ===========  ===========   ============  ============     ============
Net asset value, offering and redemption price per share $     10.61  $        --   $         --                   $         --
                                                         ===========  ===========   ============  ============     ============

--------
(a)Investor A, Investor B, Investor C and Primary A shares of Nations Tennessee Intermediate Bond Fund are exchanged for Class A, B, C and Z shares of Columbia Intermediate Tax Exempt Bond Fund shares, based on the net asset value per share of Columbia Intermediate Tax-Exempt Bond Fund's Class A, B, C and Z shares, respectively, at the time of the merger. Class A, B, C and Z shares of Columbia Pennsylvania Intermediate Municipal Bond Fund are exchanged for Class A, B, C and Z shares of Columbia Intermediate Tax-Exempt Bond Fund shares, based on the net asset value per share of Columbia Intermediate Tax-Exempt Bond Fund's Class A, B, C and Z shares, respectively, at the time of the merger.
(b)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(c)On sales of $50,000 or more the offering price is reduced.
(d)Adjustment reflects one time proxy, accounting, legal and other costs of the reorganization as approved by the Board of Trustees of $0.00, $42,192 and $46,132 to be borne by Nations Tennessee Intermediate Municipal Bond, Columbia Pennsylvania Intermediate Municipal Bond and Columbia Intermediate Tax-Exempt Bond Funds, respectively.
(e)Reflects estimated shares issued to Target Fund at the time of the merger.

                 PRO-FORMA COMBINING STATEMENTS OF OPERATIONS
           For the Twelve Months Ended October 31, 2004 (Unaudited)

                                                                               Nations      Columbia
                                                                              Tennessee   Pennsylvania    Columbia
                                                                             Intermediate Intermediate  Intermediate
                                                                              Municipal    Municipal     Tax-Exempt
                                                                              Bond Fund    Bond Fund     Bond Fund
                                                                             Target Fund  Target Fund  Acquiring Fund
                                                                             ------------ ------------ --------------
Investment Income:
Interest....................................................................  $2,718,925   $1,102,128   $24,920,418
Dividends...................................................................          --        3,753        62,205
Dividends from affiliates...................................................      10,173           --            --
                                                                              ----------   ----------   -----------
  Total Investment Income...................................................   2,729,098    1,105,881    24,982,623
                                                                              ----------   ----------   -----------
Expenses:
Investment advisory fee.....................................................     239,496      144,843     2,998,135
Administration fee..........................................................     131,722       17,645       368,250
Distribution Fee
  Class A...................................................................          --           --            --
  Class B...................................................................      28,922        6,168        18,945
  Class C...................................................................      14,864        3,681        13,690
  Class G...................................................................          --           --         9,025
Service Fee
  Class A...................................................................      37,213        5,491        44,249
  Class B...................................................................       9,641        2,056         5,829
  Class C...................................................................       4,955        1,227         4,205
  Class G...................................................................          --           --         2,083
  Class T...................................................................          --           --        33,729
Transfer agent fee..........................................................      20,048        6,724       191,367
Pricing and bookkeeping fees................................................          --       23,766       129,576
Trustees' fees..............................................................      27,440        6,869        20,058
Custody fee.................................................................       6,054        5,793        26,922
Audit fee...................................................................      28,971       27,572        39,500
Legal fee...................................................................      48,645           --            --
Registration fees...........................................................       1,691       53,754        91,918
Non-recurring costs (See Note 5)............................................          --        1,193        26,053
Other expenses..............................................................      23,533       11,711       114,673
                                                                              ----------   ----------   -----------
  Total Expenses before interest expense....................................     623,195      318,493     4,138,207
Interest Expense............................................................         114           --            --
  Total Expenses............................................................     623,309      318,493     4,138,207
Fees and expenses waived or reimbursed by Investment Advisor................    (228,231)          --            --
Fees and expenses waived or reimbursed by Transfer Agent....................          --           --        (1,058)
Fees and expenses waived or reimbursed by Distributor--Class C..............          --       (1,718)       (9,486)
Non-recurring costs assumed by Investment Advisor (See Note 5)..............          --       (1,193)      (26,053)
Custody earnings credit.....................................................          --         (150)         (237)
                                                                              ----------   ----------   -----------
  Net Expenses..............................................................     395,078      315,432     4,101,373
                                                                              ----------   ----------   -----------
Net Investment Income.......................................................   2,334,020      790,449    20,881,250
                                                                              ----------   ----------   -----------
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts
Net realized gain (loss) on:
  Investments...............................................................     158,329      248,894     3,899,855
  Futures contracts.........................................................          --           --      (381,708)
                                                                              ----------   ----------   -----------
   Net Realized gain........................................................     158,329      248,894     3,518,147
Net change in unrealized appreciation/depreciation) on:
  Investments...............................................................      55,467      101,240      (719,313)
  Futures contracts.........................................................          --           --      (230,973)
                                                                              ----------   ----------   -----------
   Net change in unrealized appreciation/depreciation.......................      55,467      101,240      (950,286)
                                                                              ----------   ----------   -----------
Net Gain....................................................................     213,796      350,134     2,567,861
                                                                              ----------   ----------   -----------
Net Increase in Net Assets from Operations..................................  $2,547,816   $1,140,583   $23,449,111
                                                                              ==========   ==========   ===========

                                                                                             Columbia
                                                                                           Intermediate
                                                                                            Tax-Exempt
                                                                                            Bond Fund
                                                                              Pro-Forma     Pro-Forma
                                                                             Adjustments     Combined
                                                                             -----------  ------------
Investment Income:
Interest.................................................................... $        --  $28,741,471
Dividends...................................................................          --       65,958
Dividends from affiliates...................................................          --       10,173
                                                                             -----------  -----------
  Total Investment Income...................................................          --   28,817,602
                                                                             -----------  -----------
Expenses:
Investment advisory fee.....................................................    (399,205)   2,983,269(c)
Administration fee..........................................................     (91,735)     425,882(c)
Distribution Fee
  Class A...................................................................          --          -- (a)
  Class B...................................................................      (4,689)      49,346(a)
  Class C...................................................................      (2,477)      29,758(a)
  Class G...................................................................          --        9,025(a)
Service Fee
  Class A...................................................................      (8,595)      78,358(a)
  Class B...................................................................      (2,342)      15,184(a)
  Class C...................................................................      (1,256)       9,131(a)
  Class G...................................................................          --        2,083(a)
  Class T...................................................................          --       33,729(a)
Transfer agent fee..........................................................     (68,530)     149,609(d)
Pricing and bookkeeping fees................................................      26,246      179,588(b)
Trustees' fees..............................................................     (11,436)      42,931(b)
Custody fee.................................................................          --       38,769
Audit fee...................................................................     (59,818)      36,225(b)
Legal fee...................................................................      15,175       63,820(b)
Registration fees...........................................................     (72,363)      75,000(b)
Non-recurring costs (See Note 5)............................................          --       27,246
Other expenses..............................................................     (17,829)     132,088(b)
                                                                             -----------  -----------
  Total Expenses before interest expense....................................    (698,855)   4,381,040
Interest Expense............................................................          --          114
  Total Expenses............................................................    (698,855)   4,381,154
Fees and expenses waived or reimbursed by Investment Advisor................    (720,342)    (948,573)(f)
Fees and expenses waived or reimbursed by Transfer Agent....................       1,058          -- (d)
Fees and expenses waived or reimbursed by Distributor--Class C..............      (9,398)     (20,602)(e)
Non-recurring costs assumed by Investment Advisor (See Note 5)..............          --      (27,246)
Custody earnings credit.....................................................          --         (387)
                                                                             -----------  -----------
  Net Expenses..............................................................  (1,427,537)   3,384,346
                                                                             -----------  -----------
Net Investment Income.......................................................   1,427,537   25,433,256
                                                                             -----------  -----------
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts
Net realized gain (loss) on:
  Investments...............................................................          --    4,307,078
  Futures contracts.........................................................          --     (381,708)
                                                                             -----------  -----------
   Net Realized gain........................................................          --    3,925,370
Net change in unrealized appreciation/depreciation) on:
  Investments...............................................................          --     (562,606)
  Futures contracts.........................................................          --     (230,973)
                                                                             -----------  -----------
   Net change in unrealized appreciation/depreciation.......................          --     (793,579)
                                                                             -----------  -----------
Net Gain....................................................................          --    3,131,791
                                                                             -----------  -----------
Net Increase in Net Assets from Operations.................................. $ 1,427,537  $28,565,047
                                                                             ===========  ===========

--------
(a)Based on the contract in effect for the Columbia Intermediate Tax-Exempt Bond Fund, the surviving fund.
(b)Reflects elimination of duplicate expenses achieved as a result of merging funds.
(c)Certain fees have been reduced based on the terms of the New York Attorney General Settlement. See Note 5 of the notes to the financial statements.
(d)Reflects the reduction of fees due to the consolidation of transfer agency services with one vendor.
(e)Based on voluntary fee waiver for the Columbia Intermediate Tax-exempt Bond Fund, the surviving fund.
(f)Based on contractual cap expected post merger

                                Capitalization

   The following table shows on an unaudited basis the capitalization of the Nations Intermediate Municipal Bond Fund, the Columbia Pennsylvania Intermediate Municipal Bond Fund and the Columbia Intermediate Tax-Exempt Fund as of April 29, 2005, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Nations Intermediate Municipal Bond Fund and the Columbia Pennsylvania Intermediate Municipal Bond Fund by the Columbia Intermediate Tax-Exempt Fund at net asset value as of that date:

                                           Columbia                                             Columbia
                             Nations     Pennsylvania     Columbia                            Intermediate
                           Intermediate  Intermediate   Intermediate                         Tax-Exempt Fund
                            Municipal     Municipal   Tax-Exempt Fund        Pro Forma          Pro Forma
                            Bond Fund     Bond Fund   (Acquiring Fund)      Adjustments        Combined(1)
                          -------------- ------------ ---------------- ---------------       ---------------
Class A
Net asset value.......... $           -- $ 2,105,407    $ 20,453,334   $    31,024,000(2)(3) $   53,582,741
Shares outstanding.......             --     204,368       1,949,152         2,954,002(3)         5,107,522
Net asset value per share $           -- $     10.30    $      10.49                         $        10.49

Class B
Net asset value.......... $           -- $   795,842    $  2,285,954   $     4,439,405(2)(4) $    7,521,201
Shares outstanding.......             --      77,252         217,844           421,838(4)           716,934
Net asset value per share $           -- $     10.30    $      10.49                         $        10.49

Class C
Net asset value.......... $           -- $   533,730    $  3,004,633   $     4,206,738(2)(5) $    7,745,101
Shares outstanding.......             --      51,808         286,331           400,122(5)           738,261
Net asset value per share $           -- $     10.30    $      10.49                         $        10.49

Class G
Net asset value.......... $           -- $        --    $    685,226   $           (63)(2)   $      685,163
Shares outstanding.......             --          --          65,300                --               65,300
Net asset value per share $           -- $        --    $      10.49                         $        10.49

Class T
Net asset value.......... $           -- $        --    $ 18,399,248   $        (1,702)(2)   $   18,397,546
Shares outstanding.......             --          --       1,753,386                --            1,753,386
Net asset value per share $           -- $        --    $      10.49                         $        10.49

Class Z
Net asset value.......... $           -- $20,520,541    $453,758,362   $ 1,636,512,525(2)(6) $2,110,791,428
Shares outstanding.......             --   1,991,889      43,241,702       155,975,227(6)       201,208,818
Net asset value per share $           -- $     10.30    $      10.49                         $        10.49

Investor A
Net asset value.......... $   31,029,600 $        --    $         --   $   (31,029,600)      $           --
Shares outstanding.......      3,045,129          --              --   $    (3,045,129)                  --
Net asset value per share $        10.19 $        --    $         --                         $           --

Investor B
Net asset value.......... $    4,441,019 $        --    $         --   $    (4,441,019)      $           --
Shares outstanding.......        435,913          --              --   $      (435,913)                  --
Net asset value per share $        10.19 $        --    $         --                         $           --

Investor C
Net asset value.......... $    4,207,956 $        --    $         --   $    (4,207,956)      $           --
Shares outstanding.......        412,957          --              --   $      (412,957)                  --
Net asset value per share $        10.19 $        --    $         --                         $           --

Primary A
Net asset value.......... $1,636,590,652 $        --    $         --   $(1,636,590,652)      $           --
Shares outstanding.......    160,595,170          --              --   $  (160,595,170)                  --
Net asset value per share $        10.19 $        --    $         --                         $           --

--------
(1)Assumes the Merger was consummated on April 29, 2005 and is for information purposes only. No assurance can be given as to how many shares of the Columbia Intermediate Tax-Exempt Fund will be received by the shareholders of the Nations Intermediate Municipal Bond Fund and the Columbia Pennsylvania Intermediate Municipal Bond Fund on the date the Merger takes place, and the foregoing should not be relied upon to reflect the number of shares of the Columbia Intermediate Tax-Exempt Fund that actually will be received on or after such date.
(2)Adjustments reflect one time proxy, accounting, legal and other costs of the Merger as approved by the Board of Trustees of $0, $42,192 and $46,132 to be borne by Nations Intermediate Municipal Bond Fund, Columbia Pennsylvania Intermediate Municipal Bond Fund and Columbia Intermediate Tax-Exempt Fund, respectively.
(3)Includes net assets and shares from Investor A. Investor A shares will merge into Class A on the date of the Merger.
(4)Includes net assets and shares from Investor B. Investor B shares will merge into Class B on the date of the Merger.
(5)Includes net assets and shares from Investor C. Investor C shares will merge into Class C on the date of the Merger.
(6)Includes net assets and shares from Primary A. Primary A shares will merge into Class Z on the date of the Merger.
(7)Investor A, B, C and Primary A shares of Nations Intermediate Municipal Fund and Class A, B, C, and Z shares of Columbia Pennsylvania Tax-Exempt Fund are exchanged for Class A, B, C, and Z shares of Columbia Intermediate Tax-Exempt Fund, based on the net asset value per share of Columbia Intermediate Tax-Exempt Fund's Class A, B, C and Z shares, respectively, at the time of the Merger.

                  COLUMBIA INTERMEDIATE TAX-EXEMPT BOND FUND
                                      AND
                   NATIONS INTERMEDIATE MUNICIPAL BOND FUND
              NATIONS TENNESSEE INTERMEDIATE MUNICIPAL BOND FUND

                   PRO FORMA COMBINING FINANCIAL STATEMENTS
                                  (UNAUDITED)

                         Notes to Financial Statements
                               October 31, 2004
                                  (unaudited)

Note 1. Organization

   Columbia Intermediate Tax-Exempt Bond Fund (the "Acquiring Fund"), a series of Columbia Funds Trust V (the "Trust"), is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

  Investment Goal

   The Acquiring Fund seeks to provide investors with current income, exempt from federal income tax, consistent with preservation of capital.

  Fund Shares

   The Acquiring Fund may issue an unlimited number of shares. The Acquiring Fund offers six classes of shares: Class A, Class B, Class C, Class G, Class T and Class Z shares. Each share class has its own expense structure.

Note 2. Basis of Combination

   The accompanying pro-forma financial statements are presented to show the effect of the proposed merger of Nations Intermediate Municipal Bond Fund and Nations Tennessee Intermediate Municipal Bond Fund, each a series of Nations Funds Trust, ("Target Funds"), by the Acquiring Fund as if such mergers had occurred on November 1, 2003.

   Columbia Management Advisors, Inc. expects that all of the securities of held by each of the Target Funds will comply with the investment goal and strategies of the combined fund.

   Under the terms of the merger, the combination of the Target Funds and Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The merger will be accomplished by a combination of the net assets of the Target Funds into the Acquiring Fund in exchange for new shares of the Acquiring Fund at net asset value.

   The Investment Portfolio and Statement of Assets and Liabilities of the Target Funds and Acquiring Fund have been combined to reflect balances as of August 31, 2004. The Statement of Operations of the Target Funds and Acquiring Fund has been combined to reflect twelve months ended August 31, 2004. Columbia Management Advisors, Inc. believes that all of the securities held by the Target Funds would be eligible for purchase by the Acquiring Fund.

   Following the merger the Acquiring Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the Acquiring Fund and the results of operations for pre-combination periods will not be restated.

   The accompanying pro-forma combined financial statements should be read in conjunction with the financial statements of the Acquiring Fund and the Target Funds included within their respective annual shareholder reports dated October 31, 2004 and March 31, 2005, respectively, as well as the semi-annual shareholder reports dated April 30, 2004 and September 30, 2004, respectively.

   The following notes refer to the accompanying pro-forma combined financial statements as if the merger referenced above of the Target Funds by the Acquiring Fund had occurred on November 1, 2003.

Note 3. Significant Accounting Policies

   Both the Acquiring Fund and the Target Funds have substantially the same accounting policies, which are detailed in the annual shareholder reports referenced above in Note 2. The Acquiring Fund actively engaged in futures contracts. The accounting policies for these transactions are disclosed below.

  Futures Contracts

   The Acquiring Fund may invest in municipal and U.S. Treasury futures contracts. The Acquiring Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Acquiring Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, Inc. of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Acquiring Fund's Statement of Assets and Liabilities at any given time.

   Upon entering into a futures contract, the Acquiring Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Acquiring Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Acquiring Fund also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Acquiring Fund recognizes a realized gain or loss when the contract is closed or expires.

  Federal Income Tax Status

   Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Note 4. Capital Shares

   The pro-forma combining net asset value per share assumes the issuance of Acquiring Fund shares to Target Funds shareholders in connection with the proposed merger. The number of shares assumed to be issued is equal to the net asset value of the Target Funds divided by the net asset value per share of the Acquiring Fund as of

October 31, 2004. The pro-forma number of shares outstanding, by class, for the combined entity consists of the following at October 31, 2004.

                          Shares of    Additional Shares   Total Shares
                       Acquiring Fund   Assumed Issued     Outstanding
       Class of Shares Pre-Combination    with Merger    Post Combination
       --------------- --------------- ----------------- ----------------
           Class A....    2,097,863         4,650,509        6,748,372
           Class B....      243,067           785,089        1,028,156
           Class C....      283,179           605,431          888,610
           Class G....       80,010                --           80,010
           Class T....    1,878,140                --        1,878,140
           Class Z....   44,468,382       163,186,603      207,654,985

Note 5. Legal Proceedings

   On February 9, 2005, Columbia and the Distributor (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

   Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce certain Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

   Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Fund's independent trustees and not unacceptable to the staff of the SEC. "At this time, the distribution plan is still under development. As such, any gain to the fund or its shareholders can not currently be determined."

   As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

   A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

   On January 11, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Fund and Columbia. The lawsuit alleges that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Fund and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs allege that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions.

   In 2004, certain Columbia funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose.

   On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs are expected to file a consolidated amended complaint in June 2005. The Fund and the other defendants to these actions, including Columbia and various of its affiliates, certain other mutual funds advised by Columbia and its affiliates, and various directors of such funds, have denied these allegations and are contesting the plaintiffs' claims. These proceedings are ongoing, however, based on currently available information, Columbia believes that these lawsuits are without merit, that the likelihood they will have a material adverse impact on any fund is remote, and that the lawsuits are not likely to materially affect its ability to provide investment management services to its clients, including the Fund.

   In connection with events described in detail above, various parties have filed suit against certain funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL").

   On March 21, 2005 purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has conditionally ordered its transfer to the MDL. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, can not currently be made.

            PRO-FORMA COMBINING STATEMENTS OF ASSETS & LIABILITIES
                      As of October 31, 2004 (Unaudited)

                                                                                     Nations
                                                           Nations       Nations    Tennessee      Columbia
                                                         Intermediate    Kansas    Intermediate  Intermediate
                                                          Municipal     Municipal   Municipal     Tax-Exempt
                                                          Bond Fund    Income Fund  Bond Fund     Bond Fund       Pro-Forma
                                                         Target Fund   Target Fund Target Fund  Acquiring Fund   Adjustments
                                                        -------------- ----------- ------------ -------------- -----------
Assets:
Unaffiliated investments, at cost...................... $1,641,954,352 $64,416,205 $54,523,186   $475,042,499  $        --
Affiliated investments, at cost........................      7,691,000   5,064,000     915,000             --           --
                                                        -------------- ----------- -----------   ------------  -----------
  Total investments, at cost...........................  1,649,645,352  69,480,205  55,438,186    475,042,499           --
Unaffiliated investments, at value..................... $1,730,768,965 $67,607,646 $57,981,898   $517,437,834  $        --
Affiliated investments, at value.......................      7,691,000   5,064,000     915,000             --           --
                                                        -------------- ----------- -----------   ------------  -----------
  Total investments, at value..........................  1,738,459,965  72,671,646  58,896,898    517,437,834           --
Cash...................................................            100         904         417         92,441           --
Receivable for:
  Investments sold.....................................         88,000          --          --      4,430,422           --
  Fund shares sold.....................................        360,509      15,777          33        165,532           --
  Interest.............................................     25,500,854     792,144     695,624      7,719,298           --
Receivable from Investment Advisor.....................      7,630,046      47,069     554,624             --           --
Deferred Trustees' compensation plan...................             --          --          --         23,401           --
Other Assets...........................................             --          --          --             --           --
                                                        -------------- ----------- -----------   ------------  -----------
   Total Assets........................................ $1,772,039,474 $73,527,540 $60,147,596   $529,868,928  $        --
                                                        -------------- ----------- -----------   ------------  -----------
Liabilities:
Payable for:
  Investments purchased................................             --   1,127,145   1,517,623      1,785,192           --
  Fund shares repurchased..............................        858,458          --         251        774,436           --
  Futures variation margin.............................             --          --          --         54,000           --
  Distributions........................................      5,789,940     214,501     190,043      1,256,456           --
  Investment advisory fee..............................      7,969,319      53,481     552,409        243,290           --
  Administration fee...................................        327,709      13,385      10,755         29,701           --
  Transfer agent fee...................................        202,188      10,467       7,747         27,253           --
  Pricing and bookkeeping fees.........................             --          --          --         13,861           --
  Trustees' fees.......................................         63,633      38,768      94,437          1,313           --
  Audit fee............................................         26,443      17,574      15,996         24,440           --
  Legal fee............................................         36,520      11,076      13,686             --           --
  Custody fee..........................................         31,542       2,415       2,216          4,349           --
  Distribution and service fees........................         15,175       1,262       8,028          9,960           --
  Miscellaneous fee....................................         56,336       4,186       2,528             --           --
Deferred Trustees' fees................................             --          --          --         23,401           --
Other liabilities......................................             --          --          --         37,487       87,841(d)
                                                        -------------- ----------- -----------   ------------  -----------
   Total Liabilities...................................     15,377,263   1,494,260   2,415,719      4,285,139       87,841
                                                        -------------- ----------- -----------   ------------  -----------
Net Assets............................................. $1,756,662,211 $72,033,280 $57,731,877   $525,583,789  $   (87,841)(d)
                                                        ============== =========== ===========   ============  ===========
Composition of Net Assets:
Paid-in capital........................................ $1,664,400,394 $68,397,404 $54,317,287   $479,545,394           --
Accumulated net investment income......................      2,274,350      79,952      41,880        939,675      (87,841)(d)
Accumulated net realized gain (loss) on investments and
 futures contracts.....................................      1,172,854     364,483     (86,002)     2,934,358           --
Unrealized appreciation (depreciation) on:
  Investments..........................................     88,814,613   3,191,441   3,458,712     42,395,335           --
  Futures contracts....................................             --          --          --       (230,973)          --
                                                        -------------- ----------- -----------   ------------  -----------
Net Assets............................................. $1,756,662,211 $72,033,280 $57,731,877   $525,583,789  $   (87,841)(d)
                                                        ============== =========== ===========   ============  ===========
Class A:(a)
Net assets............................................. $           -- $        -- $        --   $ 22,478,855  $54,177,001(d)
Shares outstanding.....................................             --          --          --      2,097,863    5,052,870(e)
                                                        ============== =========== ===========   ============
Net asset value per share(b)...........................             --          --          --   $      10.72
                                                        ============== =========== ===========   ============
Maximum sales charge...................................             --          --          --           4.75%
                                                        ============== =========== ===========   ============
Maximum offering price per share(c).................... $           -- $        -- $        --   $      11.25
                                                        ============== =========== ===========   ============
Class B:(a)
Net assets............................................. $           -- $        -- $        --   $  2,604,546  $ 8,700,339(d)
Shares outstanding.....................................             --          --          --        243,067      811,493(e)
                                                        ============== =========== ===========   ============
Net asset value and offering price per share(b)........             --          --          --   $      10.72
                                                        ============== =========== ===========   ============

                                                           Columbia
                                                         Intermediate
                                                          Tax-Exempt
                                                          Bond Fund
                                                          Pro-Forma
                                                           Combined
                                                        --------------
Assets:
Unaffiliated investments, at cost...................... $2,235,936,242
Affiliated investments, at cost........................     13,670,000
                                                        --------------
  Total investments, at cost...........................  2,249,606,242
Unaffiliated investments, at value..................... $2,373,796,343
Affiliated investments, at value.......................     13,670,000
                                                        --------------
  Total investments, at value..........................  2,387,466,343
Cash...................................................         93,862
Receivable for:
  Investments sold.....................................      4,518,422
  Fund shares sold.....................................        541,851
  Interest.............................................     34,707,920
Receivable from Investment Advisor.....................      8,231,739
Deferred Trustees' compensation plan...................         23,401
Other Assets...........................................             --
                                                        --------------
   Total Assets........................................ $2,435,583,538
                                                        --------------
Liabilities:
Payable for:
  Investments purchased................................      4,429,960
  Fund shares repurchased..............................      1,633,145
  Futures variation margin.............................         54,000
  Distributions........................................      7,450,940
  Investment advisory fee..............................      8,818,499
  Administration fee...................................        381,550
  Transfer agent fee...................................        247,655
  Pricing and bookkeeping fees.........................         13,861
  Trustees' fees.......................................        198,151
  Audit fee............................................         84,453
  Legal fee............................................         61,282
  Custody fee..........................................         40,522
  Distribution and service fees........................         34,425
  Miscellaneous fee....................................         63,050
Deferred Trustees' fees................................         23,401
Other liabilities......................................        125,328
                                                        --------------
   Total Liabilities...................................     23,660,222
                                                        --------------
Net Assets............................................. $2,411,923,316
                                                        ==============
Composition of Net Assets:
Paid-in capital........................................ $2,266,660,479
Accumulated net investment income......................      3,248,016
Accumulated net realized gain (loss) on investments and
 futures contracts.....................................      4,385,693
Unrealized appreciation (depreciation) on:
  Investments..........................................    137,860,101
  Futures contracts....................................       (230,973)
                                                        --------------
Net Assets............................................. $2,411,923,316
                                                        ==============
Class A:(a)
Net assets............................................. $   76,655,856
Shares outstanding.....................................      7,150,733
                                                        ==============
Net asset value per share(b)........................... $        10.72
                                                        ==============
Maximum sales charge...................................           4.75%
                                                        ==============
Maximum offering price per share(c).................... $        11.25
                                                        ==============
Class B:(a)
Net assets............................................. $   11,304,885
Shares outstanding.....................................      1,054,560
                                                        ==============
Net asset value and offering price per share(b)........ $        10.72
                                                        ==============

                                                                                        Nations
                                                            Nations        Nations     Tennessee      Columbia
                                                          Intermediate     Kansas     Intermediate  Intermediate
                                                           Municipal      Municipal    Municipal     Tax-Exempt
                                                           Bond Fund     Income Fund   Bond Fund     Bond Fund
                                                          Target Fund    Target Fund  Target Fund  Acquiring Fund
                                                         --------------  -----------  ------------ --------------
Class C:(a)
Net assets.............................................. $           --  $        --  $        --   $  3,034,295
Shares outstanding......................................             --           --           --        283,179
                                                         ==============  ===========  ===========   ============
Net asset value and offering price per share(b).........             --           --           --   $      10.72
                                                         ==============  ===========  ===========   ============
Class G:
Net assets.............................................. $           --  $        --  $        --   $    857,327
Shares outstanding......................................             --           --           --         80,010
                                                         ==============  ===========  ===========   ============
Net asset value and offering price per share(b)......... $           --  $        --  $        --   $      10.72
                                                         ==============  ===========  ===========   ============
Class T:
Net assets.............................................. $           --  $        --  $        --   $ 20,124,544
Shares outstanding......................................             --           --           --      1,878,140
                                                         ==============  ===========  ===========   ============
Net asset value per share(b)............................ $           --  $        --  $        --   $      10.72
                                                         ==============  ===========  ===========   ============
Maximum sales charge....................................             --           --           --           4.75%
                                                         ==============  ===========  ===========   ============
Maximum offering price per share(c)..................... $           --  $        --  $        --   $      11.25
                                                         ==============  ===========  ===========   ============
Class Z:(a)
Net assets.............................................. $           --  $        --  $        --   $476,484,222
Shares outstanding......................................             --           --           --     44,468,382
                                                         ==============  ===========  ===========   ============
Net asset value, offering and redemption price per share $           --  $        --  $        --   $      10.72
                                                         ==============  ===========  ===========   ============
Investor A Shares:(a)
Net assets.............................................. $   34,127,463  $ 4,315,809  $15,738,201   $         --
Shares outstanding......................................      3,307,765      422,152    1,482,947             --
                                                         ==============  ===========  ===========   ============
Net asset value and redemption price per share.......... $        10.32  $     10.22  $     10.61             --
                                                         ==============  ===========  ===========   ============
Maximum sales charge....................................           3.25%        3.25%        3.25%            --
                                                         ==============  ===========  ===========   ============
Maximum offering price per share........................ $        10.67  $     10.56  $     10.97   $         --
                                                         ==============  ===========  ===========   ============
Investor B Shares:(a)
Net assets.............................................. $    4,651,729  $   283,217  $ 3,765,786   $         --
Shares outstanding......................................        450,958       27,732      354,795             --
                                                         ==============  ===========  ===========   ============
Net asset value and offering price per share(b)......... $        10.32  $     10.21  $     10.61   $         --
                                                         ==============  ===========  ===========   ============
Investor C Shares:(a)
Net assets.............................................. $    4,689,170  $   139,658  $ 1,802,703   $         --
Shares outstanding......................................        454,484       13,694      170,706             --
                                                         ==============  ===========  ===========   ============
Net asset value and offering price per share(b)......... $        10.32  $     10.20  $     10.56   $         --
                                                         ==============  ===========  ===========   ============
Primary A Shares:(a)
Net assets.............................................. $1,713,193,849  $67,294,596  $36,425,187   $         --
Shares outstanding......................................    166,035,284    6,581,527    3,431,893             --
                                                         ==============  ===========  ===========   ============
Net asset value, offering and redemption price per share $        10.32  $     10.22  $     10.61   $         --
                                                         ==============  ===========  ===========   ============

                                                                                Columbia
                                                                              Intermediate
                                                                               Tax-Exempt
                                                                               Bond Fund
                                                              Pro-Forma        Pro-Forma
                                                             Adjustments        Combined
                                                         ---------------     --------------
Class C:(a)
Net assets.............................................. $     6,631,184(d)  $    9,665,479
Shares outstanding......................................         618,452(e)         901,631
                                                                             ==============
Net asset value and offering price per share(b).........                     $        10.72
                                                                             ==============
Class G:
Net assets.............................................. $           (75)(d) $      857,252
Shares outstanding......................................                             80,010
                                                                             ==============
Net asset value and offering price per share(b).........                     $        10.72
                                                                             ==============
Class T:
Net assets.............................................. $        (1,766)(d) $   20,122,778
Shares outstanding......................................                          1,878,140
                                                                             ==============
Net asset value per share(b)............................                     $        10.72
                                                                             ==============
Maximum sales charge....................................                               4.75%
                                                                             ==============
Maximum offering price per share(c).....................                     $        11.23
                                                                             ==============
Class Z:(a)
Net assets.............................................. $ 1,816,832,844(d)  $2,293,317,066
Shares outstanding......................................     169,460,449(e)     213,928,831
                                                                             ==============
Net asset value, offering and redemption price per share                     $        10.72
                                                                             ==============
Investor A Shares:(a)
Net assets.............................................. $   (54,181,473)    $           --
Shares outstanding......................................      (5,212,864)                --
                                                                             ==============
Net asset value and redemption price per share..........                     $           --
                                                                             ==============
Maximum sales charge....................................                               3.25%
                                                                             ==============
Maximum offering price per share........................                     $           --
                                                                             ==============
Investor B Shares:(a)
Net assets.............................................. $    (8,700,732)    $           --
Shares outstanding......................................        (833,485)                --
                                                                             ==============
Net asset value and offering price per share(b).........                     $           --
                                                                             ==============
Investor C Shares:(a)
Net assets.............................................. $    (6,631,531)    $           --
Shares outstanding......................................        (638,884)                --
                                                                             ==============
Net asset value and offering price per share(b).........                     $           --
                                                                             ==============
Primary A Shares:(a)
Net assets.............................................. $(1,816,913,632)    $           --
Shares outstanding......................................    (176,048,704)    $           --
                                                                             ==============
Net asset value, offering and redemption price per share                     $           --
                                                                             ==============

--------
(a)Investor A, Investor B, Investor C and Primary A shares of Nations Intermediate Municipal Bond, Nations Kansas Municipal Income and Nations Tennessee Intermediate Municipal Bond Funds are exchanged for Class A, B, C and Z shares of Columbia Intermediate Tax Exempt Bond Fund shares, based on the net asset value per share of Columbia Intermediate Tax-Exempt Bond Fund's Class A, B, C and Z shares, respectively, at the time of the merger.
(b)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(c)On sales of $50,000 or more the offering price is reduced.
(d)Adjustment reflects one time proxy, accounting, legal and other costs of the reorganization as approved by the Board of Trustees of $0.00, $41,709 $0.00 and $46,132 to be borne by Nations Intermediate Municipal Bond, Nations Kansas Municipal Income, Nations Tennessee Intermediate Municipal Bond and Columbia Intermediate Tax-Exempt Bond Funds, respectively.
(e)Reflects estimated shares issued to Target Fund at the time of the merger.

                 PRO-FORMA COMBINING STATEMENTS OF OPERATIONS
           For the Twelve Months Ended October 31, 2004 (Unaudited)

                                                                                                           Columbia
                                  Nations      Nations   Nations Tennessee    Columbia                   Intermediate
                                Intermediate   Kansas      Intermediate     Intermediate                  Tax-Exempt
                                 Municipal    Municipal      Municipal       Tax-Exempt                   Bond Fund
                                 Bond Fund   Income Fund     Bond Fund       Bond Fund     Pro-Forma      Pro-Forma
                                Target Fund  Target Fund    Target Fund    Acquiring Fund Adjustments      Combined
                                ------------ ----------- ----------------- -------------- -----------  ------------
Investment Income:
Interest....................... $81,810,613  $3,316,670     $2,718,925      $24,920,418   $        --  $112,766,626
Dividends......................          --          --             --           62,205            --        62,205
Dividends from affiliates......     139,693      18,422         10,173               --            --       168,288
                                -----------  ----------     ----------      -----------   -----------  ------------
 Total Investment Income.......  81,950,306   3,335,092      2,729,098       24,982,623            --   112,997,119
                                -----------  ----------     ----------      -----------   -----------  ------------
Expenses:
Investment advisory fee........   7,312,751     394,582        239,496        2,998,135      (644,571)   10,300,393(c)
Administration fee.............   4,022,011     173,616        131,722          368,250    (3,011,475)    1,684,124(c)
Distribution Fee
 Class A.......................          --          --             --               --            --           -- (a)
 Class B.......................      37,343       2,066         28,922           18,945        (9,157)       78,119(a)
 Class C.......................      40,416       1,451         14,864           13,690        (7,620)       62,801(a)
 Class G.......................          --          --             --            9,025            --         9,025(a)
Service Fee
 Class A.......................      90,723      10,896         37,213           44,249       (27,960)      155,121(a)
 Class B.......................      12,448         689          9,641            5,829        (4,570)       24,037(a)
 Class C.......................      13,472         484          4,955            4,205        (3,848)       19,268(a)
 Class G.......................          --          --             --            2,083            --         2,083(a)
 Class T.......................          --          --             --           33,729            --        33,729(a)
Transfer agent fee.............     592,235      24,223         20,048          191,367      (468,367)      359,506(d)
Pricing and bookkeeping fees...          --          --             --          129,576        51,000       180,576(b)
Trustees' fees.................      27,440      27,440         27,440           20,058       (27,440)       74,938(b)
Custody fee....................     112,922       6,564          6,054           26,922            --       152,462
Audit fee......................      31,665      28,398         28,971           39,500       (92,309)       36,225(b)
Legal fee......................      33,785      49,040         48,645               --        14,474       145,944(b)
Registration fees..............      35,387        (662)         1,691           91,918       (28,334)      100,000(b)
Non-recurring costs (See Note
 5)............................         492          --             --           26,053            --        26,545
Other expenses.................      78,572      25,961         23,533          114,673       (21,658)      221,081(b)
                                -----------  ----------     ----------      -----------   -----------  ------------
 Total Expenses before
   interest expense............  12,441,662     744,748        623,195        4,138,207    (4,281,835)   13,665,977
Interest Expense...............       2,323         849            114               --            --         3,286
 Total Expenses................  12,443,985     745,597        623,309        4,138,207    (4,281,835)   13,669,263
Fees and expenses waived or
 reimbursed by Investment
 Advisor.......................  (3,105,835)   (255,663)      (228,231)              --     2,902,815      (686,914)(f)
Fees and expenses waived or
 reimbursed by Transfer Agent..          --          --             --           (1,058)        1,058           -- (d)
Fees and expenses waived or
 reimbursed by
 Distributor--Class C..........          --          --             --           (9,486)      (33,991)      (43,477)(e)
Non-recurring costs assumed
 by Investment Advisor (See
 Note 5).......................        (492)         --             --          (26,053)           --       (26,545)
Custody earnings credit........          --          --             --             (237)           --          (237)
                                -----------  ----------     ----------      -----------   -----------  ------------
 Net Expenses..................   9,337,658     489,934        395,078        4,101,373    (1,411,953)   12,912,090
                                -----------  ----------     ----------      -----------   -----------  ------------
Net Investment Income..........  72,612,648   2,845,158      2,334,020       20,881,250     1,411,953   100,085,029
                                -----------  ----------     ----------      -----------   -----------  ------------
Net Realized and Unrealized
 Gain (Loss) on Investments
 and Futures Contracts
Net realized gain (loss) on:
 Investments...................   2,415,344   1,031,927        158,329        3,899,855            --     7,505,455
 Futures contracts.............          --          --             --         (381,708)           --      (381,708)
                                -----------  ----------     ----------      -----------   -----------  ------------
   Net Realized gain...........   2,415,344   1,031,927        158,329        3,518,147            --     7,123,747
Net change in unrealized
 appreciation/depreciation)
 on:
 Investments...................    (820,520)   (774,914)        55,467         (719,313)           --    (2,259,280)
 Futures contracts.............          --          --             --         (230,973)           --      (230,973)
                                -----------  ----------     ----------      -----------   -----------  ------------
   Net change in unrealized
    appreciation/depreciation..    (820,520)   (774,914)        55,467         (950,286)           --    (2,490,253)
                                -----------  ----------     ----------      -----------   -----------  ------------
Net Gain.......................   1,594,824     257,013        213,796        2,567,861            --     4,633,494
                                -----------  ----------     ----------      -----------   -----------  ------------
Net Increase in Net Assets
 from Operations............... $74,207,472  $3,102,171     $2,547,816      $23,449,111   $ 1,411,953  $104,718,523
                                ===========  ==========     ==========      ===========   ===========  ============

--------
(a)Based on the contract in effect for the Columbia Intermediate Tax-Exempt Bond Fund, the surviving fund.
(b)Reflects elimination of duplicate expenses achieved as a result of merging funds.
(c)Certain fees have been reduced based on the terms of the New York Attorney General Settlement. See Note 5 of the notes to the financial statements.
(d)Reflects the reduction of fees due to the consolidation of transfer agency services with one vendor.
(e)Based on voluntary fee waiver for the Columbia Intermediate Tax-exempt Bond Fund, the surviving fund.
(f)Based on contractual cap expected post merger.

                                Capitalization

   The following table shows on an unaudited basis the capitalization of the Nations Intermediate Municipal Bond Fund, the Nations Kansas Municipal Income Fund, the Columbia Pennsylvania Intermediate Municipal Bond Fund and the Columbia Intermediate Tax-Exempt Fund as of April 29, 2005, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Nations Intermediate Municipal Bond Fund, the Nations Kansas Municipal Income Fund and the Columbia Pennsylvania Intermediate Municipal Bond Fund by the Columbia Intermediate Tax-Exempt Fund at net asset value as of that date:

                                                       Columbia                                             Columbia
                             Nations       Nations   Pennsylvania     Columbia                            Intermediate
                           Intermediate    Kansas    Intermediate   Intermediate                         Tax-Exempt Fund
                            Municipal     Municipal   Municipal   Tax-Exempt Fund        Pro Forma          Pro Forma
                            Bond Fund    Income Fund  Bond Fund   (Acquiring Fund)      Adjustments        Combined(1)
                          -------------- ----------- ------------ ---------------- ---------------       ---------------
Class A
Net asset value.......... $           -- $        -- $ 2,105,407    $ 20,453,334   $    35,214,450(2)(3) $   57,773,191
Shares outstanding.......             --          --     204,368       1,949,152         3,353,473(3)         5,506,993
Net asset value per share $           -- $        -- $     10.30    $      10.49                         $        10.49

Class B
Net asset value.......... $           -- $        -- $   795,842    $  2,285,954   $     4,657,836(2)(4) $    7,739,632
Shares outstanding.......             --          --      77,252         217,844           442,661(4)           737,757
Net asset value per share $           -- $        -- $     10.30    $      10.49                         $        10.49

Class C
Net asset value.......... $           -- $        -- $   533,730    $  3,004,633   $     4,446,061(2)(5) $    7,984,424
Shares outstanding.......             --          --      51,808         286,331           422,936(5)           761,075
Net asset value per share $           -- $        -- $     10.30    $      10.49                         $        10.49

Class G
Net asset value.......... $           -- $        -- $        --    $    685,226   $           (63)(2)   $      685,163
Shares outstanding.......             --          --          --          65,300                --               65,300
Net asset value per share $           -- $        -- $        --    $      10.49                         $        10.49

Class T
Net asset value.......... $           -- $        -- $        --    $ 18,399,248   $        (1,702)(2)   $   18,397,546
Shares outstanding.......             --          --          --       1,753,386                --            1,753,386
Net asset value per share $           -- $        -- $        --    $      10.49                         $        10.49

Class Z
Net asset value.......... $           -- $        -- $20,520,541    $453,758,362   $ 1,697,271,865(2)(6) $2,171,550,768
Shares outstanding.......             --          --   1,991,889      43,241,702       161,767,348(6)       207,000,939
Net asset value per share $           -- $        -- $     10.30    $      10.49                         $        10.49

Investor A
Net asset value.......... $   31,029,600 $ 4,193,122 $        --    $         --   $   (35,222,722)      $           --
Shares outstanding.......      3,045,129     417,808          --              --   $    (3,462,937)                  --
Net asset value per share $        10.19 $     10.04 $        --    $         --                         $           --

Investor B
Net asset value.......... $    4,441,019 $   218,570 $        --    $         --   $    (4,659,589)      $           --
Shares outstanding.......        435,913      21,806          --              --   $      (457,719)                  --
Net asset value per share $        10.19 $     10.02 $        --    $         --                         $           --

Investor C
Net asset value.......... $    4,207,956 $   239,476 $        --    $         --   $    (4,447,432)      $           --
Shares outstanding.......        412,957      23,921          --              --   $      (436,878)                  --
Net asset value per share $        10.19 $     10.01 $        --    $         --                         $           --

Primary A
Net asset value.......... $1,636,590,652 $60,798,085 $        --    $         --   $(1,697,388,737)      $           --
Shares outstanding.......    160,595,170   6,057,080          --              --   $  (166,652,250)                  --
Net asset value per share $        10.19 $     10.04 $        --    $         --                         $           --

--------
(1)Assumes the Merger was consummated on April 29, 2005 and is for information purposes only. No assurance can be given as to how many shares of the Columbia Intermediate Tax-Exempt Fund will be received by the shareholders of the Nations Intermediate Municipal Bond Fund, the Nations Kansas Municipal Income Fund and the Columbia Pennsylvania Intermediate Municipal Bond Fund on the date the Merger takes place, and the foregoing should not be relied upon to reflect the number of shares of the Columbia Intermediate Tax-Exempt Fund that actually will be received on or after such date.
(2)Adjustments reflect one time proxy, accounting, legal and other costs of the Merger as approved by the Board of Trustees of $0, $41,709, $42,192 and $46,132 to be borne by Nations Intermediate Municipal Bond Fund, Nations Kansas Municipal Income Fund, Columbia Pennsylvania Intermediate Municipal Bond Fund and Columbia Intermediate Tax-Exempt Fund, respectively.
(3)Includes net assets and shares from Investor A. Investor A shares will merge into Class A on the date of the Merger.
(4)Includes net assets and shares from Investor B. Investor B shares will merge into Class B on the date of the Merger.
(5)Includes net assets and shares from Investor C. Investor C shares will merge into Class C on the date of the Merger.
(6)Includes net assets and shares from Primary A. Primary A shares will merge into Class Z on the date of the Merger.
(7)Investor A, B, C and Primary A shares of Nations Intermediate Municipal Fund, Nations Kansas Municipal Income Fund and Class A, B, C and Z shares of Columbia Pennsylvania Tax-Exempt Fund are exchanged for Class A, B, C, and Z shares of Columbia Intermediate Tax-Exempt Fund, based on the net asset value per share of Columbia Intermediate Tax-Exempt Fund's Class A, B, C and Z shares, respectively, at the time of the Merger.

                  COLUMBIA INTERMEDIATE TAX-EXEMPT BOND FUND
                                      AND
                   NATIONS INTERMEDIATE MUNICIPAL BOND FUND
                 PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND

                   PRO FORMA COMBINING FINANCIAL STATEMENTS
                                  (UNAUDITED)

                         Notes to Financial Statements
                               October 31, 2004
                                  (unaudited)

Note 1. Organization

   Columbia Intermediate Tax-Exempt Bond Fund (the "Acquiring Fund"), a series of Columbia Funds Trust V (the "Trust"), is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

  Investment Goal

   The Acquiring Fund seeks to provide investors with current income, exempt from federal income tax, consistent with preservation of capital.

  Fund Shares

   The Acquiring Fund may issue an unlimited number of shares. The Acquiring Fund offers six classes of shares: Class A, Class B, Class C, Class G, Class T and Class Z shares. Each share class has its own expense structure.

Note 2. Basis of Combination

   The accompanying pro-forma financial statements are presented to show the effect of the proposed merger of Nations Intermediate Municipal Bond Fund, a series of Nations Funds Trust and Columbia Pennsylvania Intermediate Municipal Bond Fund, an existing series of the Trust, ("Target Funds"), by the Acquiring Fund as if such mergers had occurred on November 1, 2003.

   Columbia Management Advisors, Inc. expects that all of the securities of held by each of the Target Funds will comply with the investment goal and strategies of the combined fund.

   Under the terms of the merger, the combination of the Target Funds and Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The merger will be accomplished by a combination of the net assets of the Target Funds into the Acquiring Fund in exchange for new shares of the Acquiring Fund at net asset value.

   The Investment Portfolio and Statement of Assets and Liabilities of the Target Funds and Acquiring Fund have been combined to reflect balances as of August 31, 2004. The Statement of Operations of the Target Funds and Acquiring Fund has been combined to reflect twelve months ended August 31, 2004. Columbia Management Advisors, Inc. believes that all of the securities held by the Target Funds would be eligible for purchase by the Acquiring Fund.

   Following the merger the Acquiring Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the Acquiring Fund and the results of operations for pre-combination periods will not be restated.

   The accompanying pro-forma combined financial statements should be read in conjunction with the financial statements of the Acquiring Fund and the Target Funds included within their respective annual shareholder reports dated October 31, 2004 and March 31, 2005, respectively, as well as the semi-annual shareholder reports dated April 30, 2004 and September 30, 2004, respectively.

   The following notes refer to the accompanying pro-forma combined financial statements as if the merger referenced above of the Target Funds by the Acquiring Fund had occurred on November 1, 2003.

Note 3. Significant Accounting Policies

   Both the Acquiring Fund and the Target Funds have substantially the same accounting policies, which are detailed in the annual shareholder reports referenced above in Note 2. The Acquiring Fund actively engaged in futures contracts. The accounting policies for these transactions are disclosed below.

  Futures Contracts

   The Acquiring Fund may invest in municipal and U.S. Treasury futures contracts. The Acquiring Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Acquiring Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, Inc. of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Acquiring Fund's Statement of Assets and Liabilities at any given time.

   Upon entering into a futures contract, the Acquiring Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Acquiring Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Acquiring Fund also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Acquiring Fund recognizes a realized gain or loss when the contract is closed or expires.

  Federal Income Tax Status

   Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Note 4. Capital Shares

   The pro-forma combining net asset value per share assumes the issuance of Acquiring Fund shares to Target Funds shareholders in connection with the proposed merger. The number of shares assumed to be issued is equal to the net asset value of the Target Funds divided by the net asset value per share of the Acquiring Fund as of

October 31, 2004. The pro-forma number of shares outstanding, by class, for the combined entity consists of the following at October 31, 2004.

                          Shares of    Additional Shares   Total Shares
                       Acquiring Fund   Assumed Issued     Outstanding
       Class of Shares Pre-Combination    with Merger    Post Combination
       --------------- --------------- ----------------- ----------------
           Class A....    2,097,863         3,392,717        5,490,580
           Class B....      243,067           519,931          762,998
           Class C....      283,179           478,883          762,062
           Class G....       80,010                --           80,010
           Class T....    1,878,140                --        1,878,140
           Class Z....   44,468,382       161,753,032      206,221,414

Note 5. Legal Proceedings

   On February 9, 2005, Columbia and the Distributor (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

   Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce certain Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

   Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Fund's independent trustees and not unacceptable to the staff of the SEC. "At this time, the distribution plan is still under development. As such, any gain to the fund or its shareholders can not currently be determined."

   As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

   A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

   On January 11, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Fund and Columbia. The lawsuit alleges that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Fund and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs allege that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions.

   In 2004, certain Columbia funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose.

   On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs are expected to file a consolidated amended complaint in June 2005. The Fund and the other defendants to these actions, including Columbia and various of its affiliates, certain other mutual funds advised by Columbia and its affiliates, and various directors of such funds, have denied these allegations and are contesting the plaintiffs' claims. These proceedings are ongoing, however, based on currently available information, Columbia believes that these lawsuits are without merit, that the likelihood they will have a material adverse impact on any fund is remote, and that the lawsuits are not likely to materially affect its ability to provide investment management services to its clients, including the Fund.

   In connection with events described in detail above, various parties have filed suit against certain funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL").

   On March 21, 2005 purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has conditionally ordered its transfer to the MDL. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, can not currently be made.

            PRO-FORMA COMBINING STATEMENTS OF ASSETS & LIABILITIES
                      As of October 31, 2004 (Unaudited)

                                                                                        Nations
                                                                            Nations    Tennessee      Columbia
                                                                            Kansas    Intermediate  Intermediate
                                                                           Municipal   Municipal     Tax-Exempt
                                                                          Income Fund  Bond Fund     Bond Fund       Pro-Forma
                                                                          Target Fund Target Fund  Acquiring Fund   Adjustments
                                                                          ----------- ------------ -------------- -----------
Assets:
Unaffiliated investments, at cost........................................ $64,416,205 $54,523,186   $475,042,499  $        --
Affiliated investments, at cost..........................................   5,064,000     915,000             --           --
                                                                          ----------- -----------   ------------  -----------
  Total investments, at cost.............................................  69,480,205  55,438,186    475,042,499           --
Unaffiliated investments, at value....................................... $67,607,646 $57,981,898   $517,437,834  $        --
Affiliated investments, at value.........................................   5,064,000     915,000             --           --
                                                                          ----------- -----------   ------------  -----------
  Total investments, at value............................................  72,671,646  58,896,898    517,437,834           --
Cash.....................................................................         904         417         92,441           --
Receivable for:
  Investments sold.......................................................          --          --      4,430,422           --
  Fund shares sold.......................................................      15,777          33        165,532           --
  Interest...............................................................     792,144     695,624      7,719,298           --
Receivable from Investment Advisor.......................................      47,069     554,624             --           --
Deferred Trustees' compensation plan.....................................          --          --         23,401           --
Other Assets.............................................................          --          --             --           --
                                                                          ----------- -----------   ------------  -----------
   Total Assets.......................................................... $73,527,540 $60,147,596   $529,868,928  $        --
                                                                          ----------- -----------   ------------  -----------
Liabilities:
Payable for:
  Investments purchased..................................................   1,127,145   1,517,623      1,785,192           --
  Fund shares repurchased................................................          --         251        774,436           --
  Futures variation margin...............................................          --          --         54,000           --
  Distributions..........................................................     214,501     190,043      1,256,456           --
  Investment advisory fee................................................      53,481     552,409        243,290           --
  Administration fee.....................................................      13,385      10,755         29,701           --
  Transfer agent fee.....................................................      10,467       7,747         27,253           --
  Pricing and bookkeeping fees...........................................          --          --         13,861           --
  Trustees' fees.........................................................      38,768      94,437          1,313           --
  Audit fee..............................................................      17,574      15,996         24,440           --
  Legal fee..............................................................      11,076      13,686             --           --
  Custody fee............................................................       2,415       2,216          4,349           --
  Distribution and service fees..........................................       1,262       8,028          9,960           --
  Miscellaneous fee......................................................       4,186       2,528             --           --
Deferred Trustees' fees..................................................          --          --         23,401           --
Other liabilities........................................................          --          --         37,487       87,841(d)
                                                                          ----------- -----------   ------------  -----------
   Total Liabilities.....................................................   1,494,260   2,415,719      4,285,139       87,841
                                                                          ----------- -----------   ------------  -----------
Net Assets............................................................... $72,033,280 $57,731,877   $525,583,789  $   (87,841)(d)
                                                                          =========== ===========   ============  ===========
Composition of Net Assets:
Paid-in capital.......................................................... $68,397,404 $54,317,287   $479,545,394           --
Accumulated net investment income........................................      79,952      41,880        939,675      (87,841)(d)
Accumulated net realized gain (loss) on investments and futures contracts     364,483     (86,002)     2,934,358           --
Unrealized appreciation (depreciation) on:
  Investments............................................................   3,191,441   3,458,712     42,395,335           --
  Futures contracts......................................................          --          --       (230,973)          --
                                                                          ----------- -----------   ------------  -----------
Net Assets............................................................... $72,033,280 $57,731,877   $525,583,789  $   (87,841)(d)
                                                                          =========== ===========   ============  ===========
Class A:(a)
Net assets............................................................... $        -- $        --   $ 22,478,855  $20,049,538(d)
Shares outstanding.......................................................          --          --      2,097,863    1,869,338(e)
                                                                          =========== ===========   ============
Net asset value per share(b).............................................          --          --   $      10.72
                                                                          =========== ===========   ============
Maximum sales charge.....................................................          --          --           4.75%
                                                                          =========== ===========   ============
Maximum offering price per share(c)...................................... $        -- $        --   $      11.25
                                                                          =========== ===========   ============
Class B:(a)
Net assets............................................................... $        -- $        --   $  2,604,546  $ 4,048,610(d)
Shares outstanding.......................................................          --          --        243,067      377,563(e)
                                                                          =========== ===========   ============
Net asset value and offering price per share(b)..........................          --          --   $      10.72
                                                                          =========== ===========   ============

                                                                            Columbia
                                                                          Intermediate
                                                                           Tax-Exempt
                                                                           Bond Fund
                                                                           Pro-Forma
                                                                            Combined
                                                                          ------------
Assets:
Unaffiliated investments, at cost........................................ $593,981,890
Affiliated investments, at cost..........................................    5,979,000
                                                                          ------------
  Total investments, at cost.............................................  599,960,890
Unaffiliated investments, at value....................................... $643,027,378
Affiliated investments, at value.........................................    5,979,000
                                                                          ------------
  Total investments, at value............................................  649,006,378
Cash.....................................................................       93,762
Receivable for:
  Investments sold.......................................................    4,430,422
  Fund shares sold.......................................................      181,342
  Interest...............................................................    9,207,066
Receivable from Investment Advisor.......................................      601,693
Deferred Trustees' compensation plan.....................................       23,401
Other Assets.............................................................           --
                                                                          ------------
   Total Assets.......................................................... $663,544,064
                                                                          ------------
Liabilities:
Payable for:
  Investments purchased..................................................    4,429,960
  Fund shares repurchased................................................      774,687
  Futures variation margin...............................................       54,000
  Distributions..........................................................    1,661,000
  Investment advisory fee................................................      849,180
  Administration fee.....................................................       53,841
  Transfer agent fee.....................................................       45,467
  Pricing and bookkeeping fees...........................................       13,861
  Trustees' fees.........................................................      134,518
  Audit fee..............................................................       58,010
  Legal fee..............................................................       24,762
  Custody fee............................................................        8,980
  Distribution and service fees..........................................       19,250
  Miscellaneous fee......................................................        6,714
Deferred Trustees' fees..................................................       23,401
Other liabilities........................................................      125,328
                                                                          ------------
   Total Liabilities.....................................................    8,282,959
                                                                          ------------
Net Assets............................................................... $655,261,105
                                                                          ============
Composition of Net Assets:
Paid-in capital.......................................................... $602,260,085
Accumulated net investment income........................................      973,666
Accumulated net realized gain (loss) on investments and futures contracts    3,212,839
Unrealized appreciation (depreciation) on:
  Investments............................................................   49,045,488
  Futures contracts......................................................     (230,973)
                                                                          ------------
Net Assets............................................................... $655,261,105
                                                                          ============
Class A:(a)
Net assets............................................................... $ 42,528,393
Shares outstanding.......................................................    3,967,201
                                                                          ============
Net asset value per share(b)............................................. $      10.72
                                                                          ============
Maximum sales charge.....................................................         4.75%
                                                                          ============
Maximum offering price per share(c)...................................... $      11.25
                                                                          ============
Class B:(a)
Net assets............................................................... $  6,653,156
Shares outstanding.......................................................      620,630
                                                                          ============
Net asset value and offering price per share(b).......................... $      10.72
                                                                          ============

                                                                        Nations
                                                           Nations     Tennessee      Columbia
                                                           Kansas     Intermediate  Intermediate
                                                          Municipal    Municipal     Tax-Exempt
                                                         Income Fund   Bond Fund     Bond Fund        Pro-Forma
                                                         Target Fund  Target Fund  Acquiring Fund    Adjustments
                                                         -----------  ------------ -------------- -------------
Class C:(a)
Net assets.............................................. $        --  $        --   $  3,034,295  $   1,942,014(d)
Shares outstanding......................................          --           --        283,179        181,029(e)
                                                         ===========  ===========   ============
Net asset value and offering price per share(b).........          --           --   $      10.72
                                                         ===========  ===========   ============
Class G:
Net assets.............................................. $        --  $        --   $    857,327  $         (75)(d)
Shares outstanding......................................          --           --         80,010
                                                         ===========  ===========   ============
Net asset value and offering price per share(b)......... $        --  $        --   $      10.72
                                                         ===========  ===========   ============
Class T:
Net assets.............................................. $        --  $        --   $ 20,124,544  $      (1,766) (d)
Shares outstanding......................................          --           --      1,878,140
                                                         ===========  ===========   ============
Net asset value per share(b)............................ $        --  $        --   $      10.72
                                                         ===========  ===========   ============
Maximum sales charge....................................          --           --           4.75%
                                                         ===========  ===========   ============
Maximum offering price per share(c)..................... $        --  $        --   $      11.25
                                                         ===========  ===========   ============
Class Z:(a)
Net assets.............................................. $        --  $        --   $476,484,222  $ 103,638,995(d)
Shares outstanding......................................          --           --     44,468,382      9,647,590(e)
                                                         ===========  ===========   ============
Net asset value, offering and redemption price per share $        --  $        --   $      10.72
                                                         ===========  ===========   ============
Investor A Shares:(a)
Net assets.............................................. $ 4,315,809  $15,738,201   $         --  $ (20,054,010)
Shares outstanding......................................     422,152    1,482,947             --     (1,905,099)
                                                         ===========  ===========   ============
Net asset value and redemption price per share.......... $     10.22  $     10.61             --
                                                         ===========  ===========   ============
Maximum sales charge....................................        3.25%        3.25%            --
                                                         ===========  ===========   ============
Maximum offering price per share........................       10.56  $     10.97   $         --
                                                         ===========  ===========   ============
Investor B Shares:(a)
Net assets.............................................. $   283,217  $ 3,765,786   $         --  $  (4,049,003)
Shares outstanding......................................      27,732      354,795             --       (382,527)
                                                         ===========  ===========   ============
Net asset value and offering price per share(b)......... $     10.21  $     10.61   $         --
                                                         ===========  ===========   ============
Investor C Shares:(a)
Net assets.............................................. $   139,658  $ 1,802,703   $         --  $  (1,942,361)
Shares outstanding......................................      13,694      170,706             --       (184,400)
                                                         ===========  ===========   ============
Net asset value and offering price per share(b)......... $     10.20  $     10.56   $         --
                                                         ===========  ===========   ============
Primary A Shares:(a)
Net assets.............................................. $67,294,596  $36,425,187   $         --  $(103,719,783)
Shares outstanding......................................   6,581,527    3,431,893             --    (10,013,420)
                                                         ===========  ===========   ============
Net asset value, offering and redemption price per share $     10.22  $     10.61   $         --
                                                         ===========  ===========   ============

                                                           Columbia
                                                         Intermediate
                                                          Tax-Exempt
                                                          Bond Fund
                                                          Pro-Forma
                                                           Combined
                                                         ------------
Class C:(a)
Net assets.............................................. $  4,976,309
Shares outstanding......................................      464,208
                                                         ============
Net asset value and offering price per share(b)......... $      10.72
                                                         ============
Class G:
Net assets.............................................. $    857,252
Shares outstanding......................................       80,010
                                                         ============
Net asset value and offering price per share(b)......... $      10.72
                                                         ============
Class T:
Net assets.............................................. $ 20,122,778
Shares outstanding......................................    1,878,140
                                                         ============
Net asset value per share(b)............................ $      10.72
                                                         ============
Maximum sales charge....................................         4.75%
                                                         ============
Maximum offering price per share(c)..................... $      11.23
                                                         ============
Class Z:(a)
Net assets.............................................. $580,123,217
Shares outstanding......................................   54,115,972
                                                         ============
Net asset value, offering and redemption price per share $      10.72
                                                         ============
Investor A Shares:(a)
Net assets.............................................. $         --
Shares outstanding......................................           --
                                                         ============
Net asset value and redemption price per share.......... $         --
                                                         ============
Maximum sales charge....................................         3.25%
                                                         ============
Maximum offering price per share........................ $         --
                                                         ============
Investor B Shares:(a)
Net assets.............................................. $         --
Shares outstanding......................................           --
                                                         ============
Net asset value and offering price per share(b)......... $         --
                                                         ============
Investor C Shares:(a)
Net assets.............................................. $         --
Shares outstanding......................................           --
                                                         ============
Net asset value and offering price per share(b)......... $         --
                                                         ============
Primary A Shares:(a)
Net assets.............................................. $         --
Shares outstanding...................................... $         --
                                                         ============
Net asset value, offering and redemption price per share $         --
                                                         ============

--------
(a)Investor A, Investor B, Investor C and Primary A shares of Nations Kansas Municipal Income and Nations Tennessee Intermediate Municipal Bond Funds are exchanged for Class A, B, C and Z shares of Columbia Intermediate Tax Exempt Bond Fund shares, based on the net asset value per share of Columbia Intermediate Tax-Exempt Bond Fund's Class A, B, C and Z shares, respectively, at the time of the merger.
(b)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(c)On sales of $50,000 or more the offering price is reduced.
(d)Adjustment reflects one time proxy, accounting, legal and other costs of the reorganization as approved by the Board of Trustees of $41,709, $0.00 and $46,132 to be borne by Nations Kansas Municipal Income, Nations Tennessee Intermediate Municipal Bond and Columbia Intermediate Tax-Exempt Bond Funds, respectively.
(e)Reflects estimated shares issued to Target Fund at the time of the merger.

                 PRO-FORMA COMBINING STATEMENTS OF OPERATIONS
           For the Twelve Months Ended October 31, 2004 (Unaudited)


                                                                               Nations   Nations Tennessee    Columbia
                                                                               Kansas      Intermediate     Intermediate
                                                                              Municipal      Municipal       Tax-Exempt
                                                                             Income Fund     Bond Fund       Bond Fund
                                                                             Target Fund    Target Fund    Acquiring Fund
                                                                             ----------- ----------------- --------------
Investment Income:
Interest.................................................................... $3,316,670     $2,718,925      $24,920,418
Dividends...................................................................         --             --           62,205
Dividends from affiliates...................................................     18,422         10,173               --
                                                                             ----------     ----------      -----------
  Total Investment Income...................................................  3,335,092      2,729,098       24,982,623
                                                                             ----------     ----------      -----------
Expenses:
Investment advisory fee.....................................................    394,582        239,496        2,998,135
Administration fee..........................................................    173,616        131,722          368,250
Distribution Fee
  Class A...................................................................         --             --               --
  Class B...................................................................      2,066         28,922           18,945
  Class C...................................................................      1,451         14,864           13,690
  Class G...................................................................         --             --            9,025
Service Fee
  Class A...................................................................     10,896         37,213           44,249
  Class B...................................................................        689          9,641            5,829
  Class C...................................................................        484          4,955            4,205
  Class G...................................................................         --             --            2,083
  Class T...................................................................         --             --           33,729
Transfer agent fee..........................................................     24,223         20,048          191,367
Pricing and bookkeeping fees................................................         --             --          129,576
Trustees' fees..............................................................     27,440         27,440           20,058
Custody fee.................................................................      6,564          6,054           26,922
Audit fee...................................................................     28,398         28,971           39,500
Legal fee...................................................................     49,040         48,645               --
Registration fees...........................................................       (662)         1,691           91,918
Non-recurring costs (See Note 5)............................................         --             --           26,053
Other expenses..............................................................     25,961         23,533          114,673
                                                                             ----------     ----------      -----------
  Total Expenses before interest expense....................................    744,748        623,195        4,138,207
Interest Expense............................................................        849            114               --
  Total Expenses............................................................    745,597        623,309        4,138,207
Fees and expenses waived or reimbursed by Investment Advisor................   (255,663)      (228,231)              --
Fees and expenses waived or reimbursed by Transfer Agent....................         --             --           (1,058)
Fees and expenses waived or reimbursed by Distributor--Class C..............         --             --           (9,486)
Non-recurring costs assumed by Investment Advisor (See Note 5)..............         --             --          (26,053)
Custody earnings credit.....................................................         --             --             (237)
                                                                             ----------     ----------      -----------
  Net Expenses..............................................................    489,934        395,078        4,101,373
                                                                             ----------     ----------      -----------
Net Investment Income.......................................................  2,845,158      2,334,020       20,881,250
                                                                             ----------     ----------      -----------
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts
Net realized gain (loss) on:
  Investments...............................................................  1,031,927        158,329        3,899,855
  Futures contracts.........................................................         --             --         (381,708)
                                                                             ----------     ----------      -----------
   Net Realized gain........................................................  1,031,927        158,329        3,518,147
Net change in unrealized appreciation/depreciation) on:
  Investments...............................................................   (774,914)        55,467         (719,313)
  Futures contracts.........................................................         --             --         (230,973)
                                                                             ----------     ----------      -----------
   Net change in unrealized appreciation/depreciation.......................   (774,914)        55,467         (950,286)
                                                                             ----------     ----------      -----------
Net Gain....................................................................    257,013        213,796        2,567,861
                                                                             ----------     ----------      -----------
Net Increase in Net Assets from Operations.................................. $3,102,171     $2,547,816      $23,449,111
                                                                             ==========     ==========      ===========

                                                                                             Columbia
                                                                                           Intermediate
                                                                                            Tax-Exempt
                                                                                            Bond Fund
                                                                              Pro-Forma     Pro-Forma
                                                                             Adjustments     Combined
                                                                             -----------  ------------
Investment Income:
Interest.................................................................... $        --  $30,956,013
Dividends...................................................................          --       62,205
Dividends from affiliates...................................................          --       28,595
                                                                             -----------  -----------
  Total Investment Income...................................................          --   31,046,813
                                                                             -----------  -----------
Expenses:
Investment advisory fee.....................................................    (423,273)   3,208,940(c)
Administration fee..........................................................    (212,544)     461,044(c)
Distribution Fee
  Class A...................................................................          --          -- (a)
  Class B...................................................................      (4,153)      45,780(a)
  Class C...................................................................      (2,182)      27,823(a)
  Class G...................................................................          --        9,025(a)
Service Fee
  Class A...................................................................      (9,691)      82,667(a)
  Class B...................................................................      (2,073)      14,086(a)
  Class C...................................................................      (1,106)       8,538(a)
  Class G...................................................................          --        2,083(a)
  Class T...................................................................          --       33,729(a)
Transfer agent fee..........................................................     (82,118)     153,520(d)
Pricing and bookkeeping fees................................................      51,000      180,576(b)
Trustees' fees..............................................................     (18,293)      56,645(b)
Custody fee.................................................................          --       39,540
Audit fee...................................................................     (60,644)      36,225(b)
Legal fee...................................................................      14,474      112,159(b)
Registration fees...........................................................     (17,947)      75,000(b)
Non-recurring costs (See Note 5)............................................          --       26,053
Other expenses..............................................................     (18,556)     145,611(b)
                                                                             -----------  -----------
  Total Expenses before interest expense....................................    (787,107)   4,719,043
Interest Expense............................................................          --          963
  Total Expenses............................................................    (787,107)   4,720,006
Fees and expenses waived or reimbursed by Investment Advisor................    (544,500)  (1,028,394)(f)
Fees and expenses waived or reimbursed by Transfer Agent....................       1,058          -- (d)
Fees and expenses waived or reimbursed by Distributor--Class C..............      (9,776)     (19,262)(e)
Non-recurring costs assumed by Investment Advisor (See Note 5)..............          --      (26,053)
Custody earnings credit.....................................................          --         (237)
                                                                             -----------  -----------
  Net Expenses..............................................................  (1,340,325)   3,646,060
                                                                             -----------  -----------
Net Investment Income.......................................................   1,340,325   27,400,753
                                                                             -----------  -----------
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts
Net realized gain (loss) on:
  Investments...............................................................          --    5,090,111
  Futures contracts.........................................................          --     (381,708)
                                                                             -----------  -----------
   Net Realized gain........................................................          --    4,708,403
Net change in unrealized appreciation/depreciation) on:
  Investments...............................................................          --   (1,438,760)
  Futures contracts.........................................................          --     (230,973)
                                                                             -----------  -----------
   Net change in unrealized appreciation/depreciation.......................          --   (1,669,733)
                                                                             -----------  -----------
Net Gain....................................................................          --    3,038,670
                                                                             -----------  -----------
Net Increase in Net Assets from Operations.................................. $ 1,340,325  $30,439,423
                                                                             ===========  ===========

--------
(a)Based on the contract in effect for the Columbia Intermediate Tax-Exempt Bond Fund, the surviving fund.
(b)Reflects elimination of duplicate expenses achieved as a result of merging funds.
(c)Certain fees have been reduced based on the terms of the New York Attorney General Settlement. See Note 5 of the notes to the financial statements.
(d)Reflects the reduction of fees due to the consolidation of transfer agency services with one vendor.
(e)Based on voluntary fee waiver for the Columbia Intermediate Tax-exempt Bond Fund, the surviving fund.
(f)Based on contractual cap expected post merger

                                Capitalization

   The following table shows on an unaudited basis the capitalization of the Nations Intermediate Municipal Bond Fund, the Nations Kansas Municipal Income Fund and the Columbia Intermediate Tax-Exempt Fund as of April 29, 2005, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Nations Intermediate Municipal Bond Fund and the Nations Kansas Municipal Income Fund by the Columbia Intermediate Tax-Exempt Fund at net asset value as of that date:

                                                                                               Columbia
                             Nations       Nations       Columbia                            Intermediate
                           Intermediate    Kansas      Intermediate                         Tax-Exempt Fund
                            Municipal     Municipal  Tax-Exempt Fund        Pro Forma          Pro Forma
                            Bond Fund    Income Fund (Acquiring Fund)      Adjustments        Combined(1)
                          -------------- ----------- ---------------- ---------------       ---------------
Class A
Net asset value.......... $           -- $        --   $ 20,453,334   $    35,218,158(2)(3) $   55,671,492
Shares outstanding.......             --          --      1,949,152         3,357,488(3)         5,306,640
Net asset value per share $           -- $        --   $      10.49                         $        10.49

Class B
Net asset value.......... $           -- $        --   $  2,285,954   $     4,659,238(2)(4) $    6,945,192
Shares outstanding.......             --          --        217,844           444,180(4)           662,024
Net asset value per share $           -- $        --   $      10.49                         $        10.49

Class C
Net asset value.......... $           -- $        --   $  3,004,633   $     4,447,001(2)(5) $    7,451,634
Shares outstanding.......             --          --        286,331           423,954(5)           710,285
Net asset value per share $           -- $        --   $      10.49                         $        10.49

Class G
Net asset value.......... $           -- $        --   $    685,226   $           (63)(2)   $      685,163
Shares outstanding.......             --          --         65,300                --               65,300
Net asset value per share $           -- $        --   $      10.49                         $        10.49

Class T
Net asset value.......... $           -- $        --   $ 18,399,248   $        (1,702)(2)   $   18,397,546
Shares outstanding.......             --          --      1,753,386                --            1,753,386
Net asset value per share $           -- $        --   $      10.49                         $        10.49

Class Z
Net asset value.......... $           -- $        --   $453,758,362   $ 1,697,308,007(2)(6) $2,151,066,369
Shares outstanding.......             --          --     43,241,702       161,806,482(6)       205,048,184
Net asset value per share $           -- $        --   $      10.49                         $        10.49

Investor A
Net asset value.......... $   31,029,600 $ 4,193,122   $         --   $   (35,222,722)      $           --
Shares outstanding.......      3,045,129     417,808             --   $    (3,462,937)                  --
Net asset value per share $        10.19 $     10.04   $         --                         $           --

Investor B
Net asset value.......... $    4,441,019 $   218,570   $         --   $    (4,659,589)      $           --
Shares outstanding.......        435,913      21,806             --   $      (457,719)                  --
Net asset value per share $        10.19 $     10.02   $         --                         $           --

Investor C
Net asset value.......... $    4,207,956 $   239,476   $         --   $    (4,447,432)      $           --
Shares outstanding.......        412,957      23,921             --   $      (436,878)                  --
Net asset value per share $        10.19 $     10.01   $         --                         $           --

Primary A
Net asset value.......... $1,636,590,652 $60,798,085   $         --   $(1,697,388,737)      $           --
Shares outstanding.......    160,595,170   6,057,080             --   $  (166,652,250)                  --
Net asset value per share $        10.19 $     10.04   $         --                         $           --

--------
(1)Assumes the Merger was consummated on April 29, 2005 and is for information purposes only. No assurance can be given as to how many shares of the Columbia Intermediate Tax Exempt Fund will be received by the shareholders of the Nations Intermediate Municipal Bond Fund and the Nations Kansas Municipal Income Fund on the date the Merger takes place, and the foregoing should not be relied upon to reflect the number of shares of the Columbia Intermediate Tax Exempt Fund that actually will be received on or after such date.
(2)Adjustments reflect one time proxy, accounting, legal and other costs of the Merger as approved by the Board of Trustees of $0, $41,709 and $46,132 to be borne by Nations Intermediate Municipal Bond Fund, Nations Kansas Municipal Income Fund and Columbia Intermediate Tax Exempt Fund, respectively.
(3)Includes net assets and shares from Investor A. Investor A shares will merge into Class A on the date of the Merger.
(4)Includes net assets and shares from Investor B. Investor B shares will merge into Class B on the date of the Merger.
(5)Includes net assets and shares from Investor C. Investor C shares will merge into Class C on the date of the Merger.
(6)Includes net assets and shares from Primary A. Primary A shares will merge into Class Z on the date of the Merger.
(7)Investor A, B, C and Primary A shares of Nations Intermediate Municipal Fund and Nations Kansas Municipal Income Fund are exchanged for Class A, B, C, and Z shares of Columbia Intermediate Tax-Exempt Fund, based on the net asset value per share of Columbia Intermediate Tax-Exempt Fund's Class A, B, C and Z shares, respectively, at the time of the Merger.

                  COLUMBIA INTERMEDIATE TAX-EXEMPT BOND FUND
                                      AND
                     NATIONS KANSAS MUNICIPAL INCOME FUND
              NATIONS TENNESSEE INTERMEDIATE MUNICIPAL BOND FUND

                   PRO FORMA COMBINING FINANCIAL STATEMENTS
                                  (UNAUDITED)

                         Notes to Financial Statements
                               October 31, 2004
                                  (unaudited)

Note 1. Organization

   Columbia Intermediate Tax-Exempt Bond Fund (the "Acquiring Fund"), a series of Columbia Funds Trust V (the "Trust"), is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

  Investment Goal

   The Acquiring Fund seeks to provide investors with current income, exempt from federal income tax, consistent with preservation of capital.

  Fund Shares

   The Acquiring Fund may issue an unlimited number of shares. The Acquiring Fund offers six classes of shares: Class A, Class B, Class C, Class G, Class T and Class Z shares. Each share class has its own expense structure.

Note 2. Basis of Combination

   The accompanying pro-forma financial statements are presented to show the effect of the proposed merger of Nations Kansas Municipal Income Fund and Nations Tennessee Intermediate Municipal Bond Fund, each a series of Nations Funds Trust, ("Target Funds"), by the Acquiring Fund as if such mergers had occurred on November 1, 2003.

   Columbia Management Advisors, Inc. expects that all of the securities of held by each of the Target Funds will comply with the investment goal and strategies of the combined fund.

   Under the terms of the merger, the combination of the Target Funds and Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The merger will be accomplished by a combination of the net assets of the Target Funds into the Acquiring Fund in exchange for new shares of the Acquiring Fund at net asset value.

   The Investment Portfolio and Statement of Assets and Liabilities of the Target Funds and Acquiring Fund have been combined to reflect balances as of August 31, 2004. The Statement of Operations of the Target Funds and Acquiring Fund has been combined to reflect twelve months ended August 31, 2004. Columbia Management Advisors, Inc. believes that all of the securities held by the Target Funds would be eligible for purchase by the Acquiring Fund.

   Following the merger the Acquiring Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the Acquiring Fund and the results of operations for pre-combination periods will not be restated.

   The accompanying pro-forma combined financial statements should be read in conjunction with the financial statements of the Acquiring Fund and the Target Funds included within their respective annual shareholder reports dated October 31, 2004 and March 31, 2005, respectively, as well as the semi-annual shareholder reports dated April 30, 2004 and September 30, 2004, respectively.

   The following notes refer to the accompanying pro-forma combined financial statements as if the merger referenced above of the Target Funds by the Acquiring Fund had occurred on November 1, 2003.

Note 3. Significant Accounting Policies

   Both the Acquiring Fund and the Target Funds have substantially the same accounting policies, which are detailed in the annual shareholder reports referenced above in Note 2. The Acquiring Fund actively engaged in futures contracts. The accounting policies for these transactions are disclosed below.

  Futures Contracts

   The Acquiring Fund may invest in municipal and U.S. Treasury futures contracts. The Acquiring Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Acquiring Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, Inc. of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Acquiring Fund's Statement of Assets and Liabilities at any given time.

   Upon entering into a futures contract, the Acquiring Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Acquiring Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Acquiring Fund also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Acquiring Fund recognizes a realized gain or loss when the contract is closed or expires.

  Federal Income Tax Status

   Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Note 4. Capital Shares

   The pro-forma combining net asset value per share assumes the issuance of Acquiring Fund shares to Target Funds shareholders in connection with the proposed merger. The number of shares assumed to be issued is equal to the net asset value of the Target Funds divided by the net asset value per share of the Acquiring Fund as of

October 31, 2004. The pro-forma number of shares outstanding, by class, for the combined entity consists of the following at October 31, 2004.

                          Shares of    Additional Shares   Total Shares
                       Acquiring Fund   Assumed Issued     Outstanding
       Class of Shares Pre-Combination    with Merger    Post Combination
       --------------- --------------- ----------------- ----------------
       Class A........    2,097,863        1,869,338         3,967,201
       Class B........      243,067          377,563           620,630
       Class C........      283,179          181,029           464,208
       Class G........       80,010               --            80,010
       Class T........    1,878,140               --         1,878,140
       Class Z........   44,468,382        9,647,590        54,115,972

Note 5. Legal Proceedings

   On February 9, 2005, Columbia and the Distributor (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

   Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce certain Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

   Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Fund's independent trustees and not unacceptable to the staff of the SEC. "At this time, the distribution plan is still under development. As such, any gain to the fund or its shareholders can not currently be determined."

   As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

   A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

   On January 11, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Fund and Columbia. The lawsuit alleges that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Fund and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs allege that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions.

   In 2004, certain Columbia funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose.

   On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia EntitiesLitigation. The plaintiffs are expected to file a consolidated amended complaint in June 2005. The Fund and the other defendants to these actions, including Columbia and various of its affiliates, certain other mutual funds advised by Columbia and its affiliates, and various directors of such funds, have denied these allegations and are contesting the plaintiffs' claims. These proceedings are ongoing, however, based on currently available information, Columbia believes that these lawsuits are without merit, that the likelihood they will have a material adverse impact on any fund is remote, and that the lawsuits are not likely to materially affect its ability to provide investment management services to its clients, including the Fund.

   In connection with events described in detail above, various parties have filed suit against certain funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL").

   On March 21, 2005 purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has conditionally ordered its transfer to the MDL. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, can not currently be made.

            PRO-FORMA COMBINING STATEMENTS OF ASSETS & LIABILITIES
                      As of October 31, 2004 (Unaudited)

                                                Nations                                      Columbia
                                  Nations      Tennessee      Columbia                     Intermediate
                                Intermediate  Intermediate  Intermediate                    Tax-Exempt
                                 Municipal     Municipal     Tax-Exempt                     Bond Fund
                                 Bond Fund     Bond Fund     Bond Fund       Pro-Forma      Pro-Forma
                                Target Fund   Target Fund  Acquiring Fund   Adjustments      Combined
                               -------------- ------------ -------------- -----------     --------------
Assets:
Unaffiliated investments, at
 cost......................... $1,641,954,352 $54,523,186   $475,042,499  $        --     $2,171,520,037
Affiliated investments, at
 cost.........................      7,691,000     915,000             --           --          8,606,000
                               -------------- -----------   ------------  -----------     --------------
 Total investments, at cost...  1,649,645,352  55,438,186    475,042,499           --      2,180,126,037
Unaffiliated investments, at
 value........................ $1,730,768,965 $57,981,898   $517,437,834  $        --     $2,306,188,697
Affiliated investments, at
 value........................      7,691,000     915,000             --           --          8,606,000
                               -------------- -----------   ------------  -----------     --------------
 Total investments, at value..  1,738,459,965  58,896,898    517,437,834           --      2,314,794,697
Cash..........................            100         417         92,441           --             92,958
Receivable for:
 Investments sold.............         88,000          --      4,430,422           --          4,518,422
 Fund shares sold.............        360,509          33        165,532           --            526,074
 Interest.....................     25,500,854     695,624      7,719,298           --         33,915,776
Receivable from Investment
 Advisor......................      7,630,046     554,624             --           --          8,184,670
Deferred Trustees'
 compensation plan............             --          --         23,401           --             23,401
Other Assets..................             --          --             --           --                 --
                               -------------- -----------   ------------  -----------     --------------
   Total Assets............... $1,772,039,474 $60,147,596   $529,868,928  $        --     $2,362,055,998
                               -------------- -----------   ------------  -----------     --------------
Liabilities:
Payable for:
 Investments purchased........             --   1,517,623      1,785,192           --          3,302,815
 Fund shares repurchased......        858,458         251        774,436           --          1,633,145
 Futures variation margin.....             --          --         54,000           --             54,000
 Distributions................      5,789,940     190,043      1,256,456           --          7,236,439
 Investment advisory fee......      7,969,319     552,409        243,290           --          8,765,018
 Administration fee...........        327,709      10,755         29,701           --            368,165
 Transfer agent fee...........        202,188       7,747         27,253           --            237,188
 Pricing and bookkeeping fees.             --          --         13,861           --             13,861
 Trustees' fees...............         63,633      94,437          1,313           --            159,383
 Audit fee....................         26,443      15,996         24,440           --             66,879
 Legal fee....................         36,520      13,686             --           --             50,206
 Custody fee..................         31,542       2,216          4,349           --             38,107
 Distribution and service fees         15,175       8,028          9,960           --             33,163
 Miscellaneous fee............         56,336       2,528             --           --             58,864
Deferred Trustees' fees.......             --          --         23,401           --             23,401
Other liabilities.............             --          --         37,487       46,132(d)          83,619
                               -------------- -----------   ------------  -----------     --------------
   Total Liabilities..........     15,377,263   2,415,719      4,285,139       46,132         22,124,253
                               -------------- -----------   ------------  -----------     --------------
Net Assets.................... $1,756,662,211 $57,731,877   $525,583,789  $   (46,132)(d) $2,339,931,745
                               ============== ===========   ============  ===========     ==============
Composition of Net Assets:
Paid-in capital............... $1,664,400,394 $54,317,287   $479,545,394           --     $2,198,263,075
Accumulated net investment
 income.......................      2,274,350      41,880        939,675      (46,132)(d)      3,209,773
Accumulated net realized gain
 (loss) on investments and
 futures contracts............      1,172,854     (86,002)     2,934,358           --          4,021,210
Unrealized appreciation
 (depreciation) on:
 Investments..................     88,814,613   3,458,712     42,395,335           --        134,668,660
 Futures contracts............             --          --       (230,973)          --           (230,973)
                               -------------- -----------   ------------  -----------     --------------
Net Assets.................... $1,756,662,211 $57,731,877   $525,583,789  $   (46,132)(d) $2,339,931,745
                               ============== ===========   ============  ===========     ==============
Class A:(a)
Net assets.................... $           -- $        --   $ 22,478,855  $49,863,691(d)  $   72,342,546
Shares outstanding............             --          --      2,097,863    4,650,509(e)       6,748,372
                               ============== ===========   ============                  ==============
Net asset value per share(b)..             --          --   $      10.72                  $        10.72
                               ============== ===========   ============                  ==============
Maximum sales charge..........             --          --           4.75%                           4.75%
                               ============== ===========   ============                  ==============
Maximum offering price per
 share(c)..................... $           -- $        --   $      11.25                  $        11.25
                               ============== ===========   ============                  ==============
Class B(a)
Net assets.................... $           -- $        --   $  2,604,546  $ 8,417,286(d)  $   11,021,832
Shares outstanding............             --          --        243,067      785,089(e)       1,028,156
                               ============== ===========   ============                  ==============
Net asset value and offering
 price per share(b)...........             --          --   $      10.72                  $        10.72
                               ============== ===========   ============                  ==============

                                                 Nations                                           Columbia
                                  Nations       Tennessee      Columbia                          Intermediate
                                Intermediate   Intermediate  Intermediate                         Tax-Exempt
                                 Municipal      Municipal     Tax-Exempt                          Bond Fund
                                 Bond Fund      Bond Fund     Bond Fund         Pro-Forma         Pro-Forma
                                Target Fund    Target Fund  Acquiring Fund     Adjustments         Combined
                               --------------  ------------ -------------- ---------------      --------------
Class C(a)
Net assets.................... $           --  $        --   $  3,034,295  $     6,491,607(d)   $    9,525,902
Shares outstanding............             --           --        283,179          605,431(e)          888,610
                               ==============  ===========   ============                       ==============
Net asset value and offering
 price per share(b)...........             --           --   $      10.72                       $        10.72
                               ==============  ===========   ============                       ==============
Class G:
Net assets.................... $           --  $        --   $    857,327  $           (75)(d)  $      857,252
Shares outstanding............             --           --         80,010                               80,010
                               ==============  ===========   ============                       ==============
Net asset value and offering
 price per share(b)........... $           --  $        --   $      10.72                       $        10.72
                               ==============  ===========   ============                       ==============
Class T:
Net assets.................... $           --  $        --   $ 20,124,544  $        (1,766) (d) $   20,122,778
Shares outstanding............             --           --      1,878,140                            1,878,140
                               ==============  ===========   ============                       ==============
Net asset value per share(b).. $           --  $        --   $      10.72                       $        10.72
                               ==============  ===========   ============                       ==============
Maximum sales charge..........             --           --           4.75%                                4.75%
                               ==============  ===========   ============                       ==============
Maximum offering price per
 share(c)..................... $           --  $        --   $      11.25                       $        11.23
                               ==============  ===========   ============                       ==============
Class Z:(a)
Net assets.................... $           --  $        --   $476,484,222  $ 1,749,577,213(d)   $2,226,061,435
Shares outstanding............             --           --     44,468,382      163,186,603(e)      207,654,985
                               ==============  ===========   ============                       ==============
Net asset value, offering and
 redemption price per share... $           --  $        --   $      10.72                       $        10.72
                               ==============  ===========   ============                       ==============
Investor A Shares:(a)
Net assets.................... $   34,127,463  $15,738,201   $         --  $   (49,865,664)     $           --
Shares outstanding............      3,307,765    1,482,947             --       (4,790,712)                 --
                               ==============  ===========   ============                       ==============
Net asset value and
 redemption price per share... $        10.32  $     10.61             --                       $           --
                               ==============  ===========   ============                       ==============
Maximum sales charge..........           3.25%        3.25%            --                                 3.25%
                               ==============  ===========   ============                       ==============
Maximum offering price per
 share........................ $        10.67  $     10.97   $         --                       $           --
                               ==============  ===========   ============                       ==============
Investor B Shares:(a)
Net assets.................... $    4,651,729  $ 3,765,786   $         --  $    (8,417,515)     $           --
Shares outstanding............        450,958      354,795             --         (805,753)                 --
                               ==============  ===========   ============                       ==============
Net asset value and offering
 price per share(b)........... $        10.32  $     10.61   $         --                       $           --
                               ==============  ===========   ============                       ==============
Investor C Shares:(a)
Net assets.................... $    4,689,170  $ 1,802,703   $         --  $    (6,491,873)     $           --
Shares outstanding............        454,484      170,706             --         (625,190)                 --
                               ==============  ===========   ============                       ==============
Net asset value and offering
 price per share(b)........... $        10.32  $     10.56   $         --                       $           --
                               ==============  ===========   ============                       ==============
Primary A Shares:(a)
Net assets.................... $1,713,193,849  $36,425,187   $         --  $(1,749,619,036)     $           --
Shares outstanding............    166,035,284    3,431,893             --     (169,467,177)     $           --
                               ==============  ===========   ============                       ==============
Net asset value, offering and
 redemption price per share... $        10.32  $     10.61   $         --                       $           --
                               ==============  ===========   ============                       ==============

--------
(a)Investor A, Investor B, Investor C and Primary A shares of Nations Intermediate Municipal Bond and Nations Tennessee Intermediate Municipal Bond Funds are exchanged for Class A, B, C and Z shares of Columbia Intermediate Tax Exempt Bond Fund shares, based on the net asset value per share of Columbia Intermediate Tax-Exempt Bond Fund's Class A, B, C and Z shares, respectively, at the time of the merger.
(b)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(c)On sales of $50,000 or more the offering price is reduced.
(d)Adjustment reflects one time proxy, accounting, legal and other costs of the reorganization as approved by the Board of Trustees of $0.00, $0.00 and $46,132 to be borne by Nations Intermediate Municipal Bond, Nations Tennessee Intermediate Municipal Bond and Columbia Intermediate Tax-Exempt Bond Funds, respectively.
(e)Reflects estimated shares issued to Target Fund at the time of the merger.

                 PRO-FORMA COMBINING STATEMENTS OF OPERATIONS
           For the Twelve Months Ended October 31, 2004 (Unaudited)

                                                                                            Nations
                                                                               Nations     Tennessee      Columbia
                                                                             Intermediate Intermediate  Intermediate
                                                                              Municipal    Municipal     Tax-Exempt
                                                                              Bond Fund    Bond Fund     Bond Fund
                                                                             Target Fund  Target Fund  Acquiring Fund
                                                                             ------------ ------------ --------------
Investment Income:
Interest.................................................................... $81,810,613   $2,718,925   $24,920,418
Dividends...................................................................          --           --        62,205
Dividends from affiliates...................................................     139,693       10,173            --
                                                                             -----------   ----------   -----------
  Total Investment Income...................................................  81,950,306    2,729,098    24,982,623
                                                                             -----------   ----------   -----------
Expenses:
Investment advisory fee.....................................................   7,312,751      239,496     2,998,135
Administration fee..........................................................   4,022,011      131,722       368,250
Distribution Fee
  Class A...................................................................          --           --            --
  Class B...................................................................      37,343       28,922        18,945
  Class C...................................................................      40,416       14,864        13,690
  Class G...................................................................          --           --         9,025
Service Fee
  Class A...................................................................      90,723       37,213        44,249
  Class B...................................................................      12,448        9,641         5,829
  Class C...................................................................      13,472        4,955         4,205
  Class G...................................................................          --           --         2,083
  Class T...................................................................          --           --        33,729
Transfer agent fee..........................................................     592,235       20,048       191,367
Pricing and bookkeeping fees................................................          --           --       129,576
Trustees' fees..............................................................      27,440       27,440        20,058
Custody fee.................................................................     112,922        6,054        26,922
Audit fee...................................................................      31,665       28,971        39,500
Legal fee...................................................................      33,785       48,645            --
Registration fees...........................................................      35,387        1,691        91,918
Non-recurring costs (See Note 5)............................................         492           --        26,053
Other expenses..............................................................      78,572       23,533       114,673
                                                                             -----------   ----------   -----------
  Total Expenses before interest expense....................................  12,441,662      623,195     4,138,207
Interest Expense............................................................       2,323          114            --
  Total Expenses............................................................  12,443,985      623,309     4,138,207
Fees and expenses waived or reimbursed by Investment Advisor................  (3,105,835)    (228,231)           --
Fees and expenses waived or reimbursed by Transfer Agent....................          --           --        (1,058)
Fees and expenses waived or reimbursed by Distributor--Class C..............          --           --        (9,486)
Non-recurring costs assumed by Investment Advisor (See Note 5)..............        (492)          --       (26,053)
Custody earnings credit.....................................................          --           --          (237)
                                                                             -----------   ----------   -----------
  Net Expenses..............................................................   9,337,658      395,078     4,101,373
                                                                             -----------   ----------   -----------
Net Investment Income.......................................................  72,612,648    2,334,020    20,881,250
                                                                             -----------   ----------   -----------
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts
Net realized gain (loss) on:
  Investments...............................................................   2,415,344      158,329     3,899,855
  Futures contracts.........................................................          --           --      (381,708)
                                                                             -----------   ----------   -----------
   Net Realized gain........................................................   2,415,344      158,329     3,518,147
Net change in unrealized appreciation/depreciation) on:
  Investments...............................................................    (820,520)      55,467      (719,313)
  Futures contracts.........................................................          --           --      (230,973)
                                                                             -----------   ----------   -----------
   Net change in unrealized appreciation/depreciation.......................    (820,520)      55,467      (950,286)
                                                                             -----------   ----------   -----------
Net Gain....................................................................   1,594,824      213,796     2,567,861
                                                                             -----------   ----------   -----------
Net Increase in Net Assets from Operations.................................. $74,207,472   $2,547,816   $23,449,111
                                                                             ===========   ==========   ===========

                                                                                              Columbia
                                                                                            Intermediate
                                                                                             Tax-Exempt
                                                                                             Bond Fund
                                                                              Pro-Forma      Pro-Forma
                                                                             Adjustments      Combined
                                                                             -----------  ------------
Investment Income:
Interest.................................................................... $        --  $109,449,956
Dividends...................................................................          --        62,205
Dividends from affiliates...................................................          --       149,866
                                                                             -----------  ------------
  Total Investment Income...................................................          --   109,662,027
                                                                             -----------  ------------
Expenses:
Investment advisory fee.....................................................    (541,560)   10,008,822(c)
Administration fee..........................................................  (2,890,657)    1,631,326(c)
Distribution Fee
  Class A...................................................................          --           -- (a)
  Class B...................................................................      (8,880)       76,330(a)
  Class C...................................................................      (7,425)       61,545(a)
  Class G...................................................................          --         9,025(a)
Service Fee
  Class A...................................................................     (25,766)      146,419(a)
  Class B...................................................................      (4,431)       23,487(a)
  Class C...................................................................      (3,749)       18,883(a)
  Class G...................................................................          --         2,083(a)
  Class T...................................................................          --        33,729(a)
Transfer agent fee..........................................................    (452,690)      350,960(d)
Pricing and bookkeeping fees................................................      51,000       180,576(b)
Trustees' fees..............................................................     (18,293)       56,645(b)
Custody fee.................................................................          --       145,898
Audit fee...................................................................     (63,911)       36,225(b)
Legal fee...................................................................      14,474        96,904(b)
Registration fees...........................................................     (28,996)      100,000(b)
Non-recurring costs (See Note 5)............................................          --        26,545
Other expenses..............................................................     (19,591)      197,187(b)
                                                                             -----------  ------------
  Total Expenses before interest expense....................................  (4,000,476)   13,202,588
Interest Expense............................................................          --         2,437
  Total Expenses............................................................  (4,000,476)   13,205,025
Fees and expenses waived or reimbursed by Investment Advisor................   2,703,844      (630,222) (f)
Fees and expenses waived or reimbursed by Transfer Agent....................       1,058           -- (d)
Fees and expenses waived or reimbursed by Distributor--Class C..............     (33,122)      (42,608) (e)
Non-recurring costs assumed by Investment Advisor (See Note 5)..............          --       (26,545)
Custody earnings credit.....................................................          --          (237)
                                                                             -----------  ------------
  Net Expenses..............................................................  (1,328,696)   12,505,413
                                                                             -----------  ------------
Net Investment Income.......................................................   1,328,696    97,156,614
                                                                             -----------  ------------
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts
Net realized gain (loss) on:
  Investments...............................................................          --     6,473,528
  Futures contracts.........................................................          --      (381,708)
                                                                             -----------  ------------
   Net Realized gain........................................................          --     6,091,820
Net change in unrealized appreciation/depreciation) on:
  Investments...............................................................          --    (1,484,366)
  Futures contracts.........................................................          --      (230,973)
                                                                             -----------  ------------
   Net change in unrealized appreciation/depreciation.......................          --    (1,715,339)
                                                                             -----------  ------------
Net Gain....................................................................          --     4,376,481
                                                                             -----------  ------------
Net Increase in Net Assets from Operations.................................. $ 1,328,696  $101,533,095
                                                                             ===========  ============

--------
(a)Based on the contract in effect for the Columbia Intermediate Tax-Exempt Bond Fund, the surviving fund.
(b)Reflects elimination of duplicate expenses achieved as a result of merging funds.
(c)Certain fees have been reduced based on the terms of the New York Attorney General Settlement. See Note 5 of the notes to the financial statements.
(d)Reflects the reduction of fees due to the consolidation of transfer agency services with one vendor.
(e)Based on voluntary fee waiver for the Columbia Intermediate Tax-exempt Bond Fund, the surviving fund.
(f)Based on contractual cap expected post merger

                                Capitalization

   The following table shows on an unaudited basis the capitalization of the Nations Kansas Municipal Income Fund, the Columbia Pennsylvania Intermediate Municipal Bond Fund and the Columbia Intermediate Tax-Exempt Fund as of April 29, 2005, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Nations Kansas Municipal Income Fund and the Columbia Pennsylvania Intermediate Municipal Bond Fund by the Columbia Intermediate Tax-Exempt Fund at net asset value as of that date:

                                        Columbia                                          Columbia
                            Nations   Pennsylvania     Columbia                         Intermediate
                            Kansas    Intermediate   Intermediate                      Tax-Exempt Fund
                           Municipal   Municipal   Tax-Exempt Fund      Pro Forma         Pro Forma
                          Income Fund  Bond Fund   (Acquiring Fund)    Adjustments       Combined(1)
                          ----------- ------------ ---------------- ------------       ---------------
Class A
Net asset value.......... $        -- $ 2,105,407    $ 20,453,334   $  4,184,850(2)(3)  $ 26,743,591
Shares outstanding.......          --     204,368       1,949,152        395,456(3)        2,548,976
Net asset value per share $        -- $     10.30    $      10.49                       $      10.49

Class B
Net asset value.......... $        -- $   795,842    $  2,285,954   $    216,817(2)(4)  $  3,298,613
Shares outstanding.......          --      77,252         217,844         19,304(4)          314,400
Net asset value per share $        -- $     10.30    $      10.49                       $      10.49

Class C
Net asset value.......... $        -- $   533,730    $  3,004,633   $    238,105(2)(5)  $  3,776,468
Shares outstanding.......          --      51,808         286,331         21,797(5)          359,936
Net asset value per share $        -- $     10.30    $      10.49                       $      10.49

Class G
Net asset value.......... $        -- $        --    $    685,226   $        (63)(2)    $    685,163
Shares outstanding.......          --          --          65,300             --              65,300
Net asset value per share $        -- $        --    $      10.49                       $      10.49

Class T
Net asset value.......... $        -- $        --    $ 18,399,248   $     (1,702)(2)    $ 18,397,546
Shares outstanding.......          --          --       1,753,386             --           1,753,386
Net asset value per share $        -- $        --    $      10.49                       $      10.49

Class Z
Net asset value.......... $        -- $20,520,541    $453,758,362   $ 60,681,213(2)(6)  $534,960,116
Shares outstanding.......          --   1,991,889      43,241,702      5,752,986(6)       50,986,577
Net asset value per share $        -- $     10.30    $      10.49                       $      10.49

Investor A
Net asset value.......... $ 4,193,122 $        --    $         --   $ (4,193,122)       $         --
Shares outstanding.......     417,808          --              --   $   (417,808)                 --
Net asset value per share $     10.04 $        --    $         --                       $         --

Investor B
Net asset value.......... $   218,570 $        --    $         --   $   (218,570)       $         --
Shares outstanding.......      21,806          --              --   $    (21,806)                 --
Net asset value per share $     10.02 $        --    $         --                       $         --

Investor C
Net asset value.......... $   239,476 $        --    $         --   $   (239,476)       $         --
Shares outstanding.......      23,921          --              --   $    (23,921)                 --
Net asset value per share $     10.01 $        --    $         --                       $         --

Primary A
Net asset value.......... $60,798,085 $        --    $         --   $(60,798,085)       $         --
Shares outstanding.......   6,057,080          --              --   $ (6,057,080)                 --
Net asset value per share $     10.04 $        --    $         --                       $         --

--------
(1)Assumes the Merger was consummated on April 29, 2005 and is for information purposes only. No assurance can be given as to how many shares of the Columbia Intermediate Tax-Exempt Fund will be received by the shareholders of the Nations Kansas Municipal Income Fund and the Columbia Pennsylvania Intermediate Municipal Bond Fund on the date the Merger takes place, and the foregoing should not be relied upon to reflect the number of shares of the Columbia Intermediate Tax-Exempt Fund that actually will be received on or after such date.
(2)Adjustments reflect one time proxy, accounting, legal and other costs of the Merger as approved by the Board of Trustees of $41,709, $42,192 and $46,132 to be borne by Nations Kansas Municipal Income Fund, Columbia Pennsylvania Intermediate Municipal Bond Fund, and Columbia Intermediate Tax-Exempt Fund, respectively.
(3)Includes net assets and shares from Investor A. Investor A shares will merge into Class A on the date of the Merger.
(4)Includes net assets and shares from Investor B. Investor B shares will merge into Class B on the date of the Merger.
(5)Includes net assets and shares from Investor C. Investor C shares will merge into Class C on the date of the Merger.
(6)Includes net assets and shares from Primary A. Primary A shares will merge into Class Z on the date of the Merger.
(7)Investor A, B, C and Primary A shares of Nations Kansas Municipal Income Fund and Class A, B, C and Z shares of Columbia Pennsylvania Tax-Exempt Fund are exchanged for Class A, B, C, and Z shares of Columbia Intermediate Tax-Exempt Fund, based on the net asset value per share of Columbia Intermediate Tax-Exempt Fund's Class A, B, C and Z shares, respectively, at the time of the Merger.

                  COLUMBIA INTERMEDIATE TAX-EXEMPT BOND FUND
                                      AND

                     NATIONS KANSAS MUNICIPAL INCOME FUND
            COLUMBIA PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND

                   PRO FORMA COMBINING FINANCIAL STATEMENTS
                                  (UNAUDITED)

                         Notes to Financial Statements
                               October 31, 2004
                                  (unaudited)

Note 1. Organization

   Columbia Intermediate Tax-Exempt Bond Fund (the "Acquiring Fund"), a series of Columbia Funds Trust V (the "Trust"), is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

  Investment Goal

   The Acquiring Fund seeks to provide investors with current income, exempt from federal income tax, consistent with preservation of capital.

  Fund Shares

   The Acquiring Fund may issue an unlimited number of shares. The Acquiring Fund offers six classes of shares: Class A, Class B, Class C, Class G, Class T and Class Z shares. Each share class has its own expense structure.

Note 2. Basis of Combination

   The accompanying pro-forma financial statements are presented to show the effect of the proposed merger of Nations Kansas Municipal Income Fund, a series of Nations Funds Trust and Columbia Pennsylvania Intermediate Municipal Bond Fund, an existing series of the Trust, ("Target Funds"), by the Acquiring Fund as if such mergers had occurred on November 1, 2003.

   Columbia Management Advisors, Inc. expects that all of the securities of held by each of the Target Funds will comply with the investment goal and strategies of the combined fund.

   Under the terms of the merger, the combination of the Target Funds and Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The merger will be accomplished by a combination of the net assets of the Target Funds into the Acquiring Fund in exchange for new shares of the Acquiring Fund at net asset value.

   The Investment Portfolio and Statement of Assets and Liabilities of the Target Funds and Acquiring Fund have been combined to reflect balances as of August 31, 2004. The Statement of Operations of the Target Funds and Acquiring Fund has been combined to reflect twelve months ended August 31, 2004. Columbia Management Advisors, Inc. believes that all of the securities held by the Target Funds would be eligible for purchase by the Acquiring Fund.

   Following the merger the Acquiring Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the Acquiring Fund and the results of operations for pre-combination periods will not be restated.

   The accompanying pro-forma combined financial statements should be read in conjunction with the financial statements of the Acquiring Fund and the Target Funds included within their respective annual shareholder reports dated October 31, 2004 and March 31, 2005, respectively, as well as the semi-annual shareholder reports dated April 30, 2004 and September 30, 2004, respectively.

   The following notes refer to the accompanying pro-forma combined financial statements as if the merger referenced above of the Target Funds by the Acquiring Fund had occurred on November 1, 2003.

Note 3. Significant Accounting Policies

   Both the Acquiring Fund and the Target Funds have substantially the same accounting policies, which are detailed in the annual shareholder reports referenced above in Note 2. The Acquiring Fund actively engaged in futures contracts. The accounting policies for these transactions are disclosed below.

  Futures Contracts

   The Acquiring Fund may invest in municipal and U.S. Treasury futures contracts. The Acquiring Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Acquiring Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, Inc. of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Acquiring Fund's Statement of Assets and Liabilities at any given time.

   Upon entering into a futures contract, the Acquiring Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Acquiring Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Acquiring Fund also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Acquiring Fund recognizes a realized gain or loss when the contract is closed or expires.

  Federal Income Tax Status

   Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Note 4. Capital Shares

   The pro-forma combining net asset value per share assumes the issuance of Acquiring Fund shares to Target Funds shareholders in connection with the proposed merger. The number of shares assumed to be issued is equal to the net asset value of the Target Funds divided by the net asset value per share of the Acquiring Fund as of

October 31, 2004. The pro-forma number of shares outstanding, by class, for the combined entity consists of the following at October 31, 2004.

                          Shares of    Additional Shares   Total Shares
                       Acquiring Fund   Assumed Issued     Outstanding
       Class of Shares Pre-Combination    with Merger    Post Combination
       --------------- --------------- ----------------- ----------------
           Class A....    2,097,863          611,546         2,709,409
           Class B....      243,067          112,405           355,472
           Class C....      283,179           54,481           337,660
           Class G....       80,010               --            80,010
           Class T....    1,878,140               --         1,878,140
           Class Z....   44,468,382        8,214,019        52,682,401

Note 5. Legal Proceedings

   On February 9, 2005, Columbia and the Distributor (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

   Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce certain Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

   Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Fund's independent trustees and not unacceptable to the staff of the SEC. "At this time, the distribution plan is still under development. As such, any gain to the fund or its shareholders can not currently be determined."

   As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

   A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

   On January 11, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Fund and Columbia. The lawsuit alleges that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Fund and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs allege that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions.

   In 2004, certain Columbia funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose.

   On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia EntitiesLitigation. The plaintiffs are expected to file a consolidated amended complaint in June 2005. The Fund and the other defendants to these actions, including Columbia and various of its affiliates, certain other mutual funds advised by Columbia and its affiliates, and various directors of such funds, have denied these allegations and are contesting the plaintiffs' claims. These proceedings are ongoing, however, based on currently available information, Columbia believes that these lawsuits are without merit, that the likelihood they will have a material adverse impact on any fund is remote, and that the lawsuits are not likely to materially affect its ability to provide investment management services to its clients, including the Fund.

   In connection with events described in detail above, various parties have filed suit against certain funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL").

   On March 21, 2005 purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has conditionally ordered its transfer to the MDL. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, can not currently be made.

            PRO-FORMA COMBINING STATEMENTS OF ASSETS & LIABILITIES
                      As of October 31, 2004 (Unaudited)

                                                                                                 Columbia
                                       Nations       Nations      Columbia                     Intermediate
                                     Intermediate    Kansas     Intermediate                    Tax-Exempt
                                      Municipal     Municipal    Tax-Exempt                     Bond Fund
                                      Bond Fund    Income Fund   Bond Fund       Pro-Forma      Pro-Forma
                                     Target Fund   Target Fund Acquiring Fund   Adjustments      Combined
                                    -------------- ----------- -------------- -----------     --------------
Assets:
Unaffiliated investments, at cost.. $1,641,954,352 $64,416,205  $475,042,499  $        --     $2,181,413,056
Affiliated investments, at cost....      7,691,000   5,064,000            --           --         12,755,000
                                    -------------- -----------  ------------  -----------     --------------
 Total investments, at cost........  1,649,645,352  69,480,205   475,042,499           --      2,194,168,056
Unaffiliated investments, at value. $1,730,768,965 $67,607,646  $517,437,834  $        --     $2,315,814,445
Affiliated investments, at value...      7,691,000   5,064,000            --           --         12,755,000
                                    -------------- -----------  ------------  -----------     --------------
 Total investments, at value.......  1,738,459,965  72,671,646   517,437,834           --      2,328,569,445
Cash...............................            100         904        92,441           --             93,445
Receivable for:
 Investments sold..................         88,000          --     4,430,422           --          4,518,422
 Fund shares sold..................        360,509      15,777       165,532           --            541,818
 Interest..........................     25,500,854     792,144     7,719,298           --         34,012,296
Receivable from Investment Advisor.      7,630,046      47,069            --           --          7,677,115
Deferred Trustees' compensation
 plan..............................             --          --        23,401           --             23,401
Other Assets.......................             --          --            --           --                 --
                                    -------------- -----------  ------------  -----------     --------------
   Total Assets.................... $1,772,039,474 $73,527,540  $529,868,928  $        --     $2,375,435,942
                                    -------------- -----------  ------------  -----------     --------------
Liabilities:
Payable for:
 Investments purchased.............             --   1,127,145     1,785,192           --          2,912,337
 Fund shares repurchased...........        858,458      13,385       774,436           --          1,646,279
 Futures variation margin..........             --          --        54,000           --             54,000
 Distributions.....................      5,789,940     214,501     1,256,456           --          7,260,897
 Investment advisory fee...........      7,969,319      53,481       243,290           --          8,266,090
 Administration fee................        327,709          --        29,701           --            357,410
 Transfer agent fee................        202,188      10,467        27,253           --            239,908
 Pricing and bookkeeping fees......             --          --        13,861           --             13,861
 Trustees' fees....................         63,633      38,768         1,313           --            103,714
 Audit fee.........................         26,443      17,574        24,440           --             68,457
 Legal fee.........................         36,520      11,076            --           --             47,596
 Custody fee.......................         31,542       2,415         4,349           --             38,306
 Distribution and service fees.....         15,175       1,262         9,960           --             26,397
 Miscellaneous fee.................         56,336       4,186            --           --             60,522
Deferred Trustees' fees............             --          --        23,401           --             23,401
Other liabilities..................             --          --        37,487       87,841(d)         125,328
                                    -------------- -----------  ------------  -----------     --------------
   Total Liabilities...............     15,377,263   1,494,260     4,285,139       87,841         21,244,503
                                    -------------- -----------  ------------  -----------     --------------
Net Assets......................... $1,756,662,211 $72,033,280  $525,583,789  $   (87,841)(d) $2,354,191,439
                                    ============== ===========  ============  ===========     ==============
Composition of Net Assets:
Paid-in capital.................... $1,664,400,394 $68,397,404  $479,545,394           --     $2,212,343,192
Accumulated net investment income..      2,274,350      79,952       939,675      (87,841)(d)      3,206,136
Accumulated net realized gain
 (loss) on investments and futures
 contracts.........................      1,172,854     364,483     2,934,358           --          4,471,695
Unrealized appreciation
 (depreciation) on:
 Investments.......................     88,814,613   3,191,441    42,395,335           --        134,401,389
 Futures contracts.................             --          --      (230,973)          --           (230,973)
                                    -------------- -----------  ------------  -----------     --------------
Net Assets......................... $1,756,662,211 $72,033,280  $525,583,789  $   (87,841)(d) $2,354,191,439
                                    ============== ===========  ============  ===========     ==============
Class A:(a)
Net assets......................... $           -- $        --  $ 22,478,855  $38,438,800(d)  $   60,917,655
Shares outstanding.................             --          --     2,097,863    3,584,754(e)       5,682,617
                                    ============== ===========  ============                  ==============
Net asset value per share(b).......             --          --  $      10.72                  $        10.72
                                    ============== ===========  ============                  ==============
Maximum sales charge...............             --          --          4.75%                           4.75%
                                    ============== ===========  ============                  ==============
Maximum offering price per share(c) $           -- $        --  $      11.25                  $        11.25
                                    ============== ===========  ============                  ==============
Class B:(a)
Net assets......................... $           -- $        --  $  2,604,546  $ 4,934,553(d)  $    7,539,099
Shares outstanding.................             --          --       243,067      460,207(e)         703,274
                                    ============== ===========  ============                  ==============
Net asset value and offering price
 per share(b)......................             --          --  $      10.72                  $        10.72
                                    ============== ===========  ============                  ==============

                                                                                                       Columbia
                                       Nations        Nations       Columbia                         Intermediate
                                     Intermediate     Kansas      Intermediate                        Tax-Exempt
                                      Municipal      Municipal     Tax-Exempt                         Bond Fund
                                      Bond Fund     Income Fund    Bond Fund         Pro-Forma        Pro-Forma
                                     Target Fund    Target Fund  Acquiring Fund     Adjustments        Combined
                                    --------------  -----------  -------------- ---------------     --------------
Class C:(a)
Net assets......................... $           --  $        --   $  3,034,295  $     4,828,481(d)  $    7,862,776
Shares outstanding.................             --           --        283,179          450,289(e)         733,468
                                    ==============  ===========   ============                      ==============
Net asset value and offering price
 per share(b)......................             --           --   $      10.72                      $        10.72
                                    ==============  ===========   ============                      ==============
Class G:
Net assets......................... $           --  $        --   $    857,327  $           (75)(d) $      857,252
Shares outstanding.................             --           --         80,010                              80,010
                                    ==============  ===========   ============                      ==============
Net asset value and offering price
 per share(b)...................... $           --  $        --   $      10.72                      $        10.72
                                    ==============  ===========   ============                      ==============
Class T:
Net assets......................... $           --  $        --   $ 20,124,544  $        (1,766)(d) $   20,122,778
Shares outstanding.................             --           --      1,878,140                           1,878,140
                                    ==============  ===========   ============                      ==============
Net asset value per share(b)....... $           --  $        --   $      10.72                      $        10.72
                                    ==============  ===========   ============                      ==============
Maximum sales charge...............             --           --           4.75%                               4.75%
                                    ==============  ===========   ============                      ==============
Maximum offering price per share(c) $           --  $        --   $      11.25                      $        11.23
                                    ==============  ===========   ============                      ==============
Class Z:(a)
Net assets......................... $           --  $        --   $476,484,222  $ 1,780,407,657(d)  $2,256,891,879
Shares outstanding.................             --           --     44,468,382      166,062,577(e)     210,530,959
                                    ==============  ===========   ============                      ==============
Net asset value, offering and
 redemption price per share........ $           --  $        --   $      10.72                      $        10.72
                                    ==============  ===========   ============                      ==============
Investor A Shares:(a)
Net assets......................... $   34,127,463  $ 4,315,809   $         --  $   (38,443,272)    $           --
Shares outstanding.................      3,307,765      422,152             --       (3,729,917)                --
                                    ==============  ===========   ============                      ==============
Net asset value and redemption
 price per share................... $        10.32  $     10.22             --                      $           --
                                    ==============  ===========   ============                      ==============
Maximum sales charge...............           3.25%        3.25%            --                                3.25%
                                    ==============  ===========   ============                      ==============
Maximum offering price per share... $        10.67        10.56   $         --                      $           --
                                    ==============  ===========   ============                      ==============
Investor B Shares:(a)
Net assets......................... $    4,651,729  $   283,217   $         --  $    (4,934,946)    $           --
Shares outstanding.................        450,958       27,732             --         (478,690)                --
                                    ==============  ===========   ============                      ==============
Net asset value and offering price
 per share(b)...................... $        10.32  $     10.21   $         --                      $           --
                                    ==============  ===========   ============                      ==============
Investor C Shares:(a)
Net assets......................... $    4,689,170  $   139,658   $         --  $    (4,828,828)    $           --
Shares outstanding.................        454,484       13,694             --         (468,178)                --
                                    ==============  ===========   ============                      ==============
Net asset value and offering price
 per share(b)...................... $        10.32  $     10.20   $         --                      $           --
                                    ==============  ===========   ============                      ==============
Primary A Shares:(a)
Net assets......................... $1,713,193,849  $67,294,596   $         --  $(1,780,488,445)    $           --
Shares outstanding.................    166,035,284    6,581,527             --     (172,616,811)    $           --
                                    ==============  ===========   ============                      ==============
Net asset value, offering and
 redemption price per share........ $        10.32  $     10.22   $         --                      $           --
                                    ==============  ===========   ============                      ==============

--------
(a)Investor A, Investor B, Investor C and Primary A shares of Nations Intermediate Municipal Bond and Nations Kansas Municipal Income Funds are exchanged for Class A, B, C and Z shares of Columbia Intermediate Tax Exempt Bond Fund shares, based on the net asset value per share of Columbia Intermediate Tax-Exempt Bond Fund's Class A, B, C and Z shares, respectively, at the time of the merger.
(b)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(c)On sales of $50,000 or more the offering price is reduced.
(d)Adjustment reflects one time proxy, accounting, legal and other costs of the reorganization as approved by the Board of Trustees of $0.00, $41,709 and $46,132 to be borne by Nations Intermediate Municipal Bond, Nations Kansas Municipal Income and Columbia Intermediate Tax-Exempt Bond Funds, respectively.
(e)Reflects estimated shares issued to Target Fund at the time of the merger.

                 PRO-FORMA COMBINING STATEMENTS OF OPERATIONS
           For the Twelve Months Ended October 31, 2004 (Unaudited)

                                            Nations
                                          Intermediate     Nations          Columbia                        Columbia
                                           Municipal   Kansas Municipal Intermediate Tax-              Intermediate Tax-
                                           Bond Fund     Income Fund    Exempt Bond Fund   Pro-Forma    Exempt Bond Fund
                                          Target Fund    Target Fund     Acquiring Fund   Adjustments  Pro-Forma Combined
                                          ------------ ---------------- ----------------- -----------  ------------------
Investment Income:
Interest................................. $81,810,613     $3,316,670       $24,920,418    $        --     $110,047,701
Dividends................................          --             --            62,205             --           62,205
Dividends from affiliates................     139,693         18,422                --             --          158,115
                                          -----------     ----------       -----------    -----------     ------------
 Total Investment Income.................  81,950,306      3,335,092        24,982,623             --      110,268,021
                                          -----------     ----------       -----------    -----------     ------------
Expenses:
Investment advisory fee..................   7,312,751        394,582         2,998,135       (626,290)      10,079,178(c)
Administration fee.......................   4,022,011        173,616           368,250     (2,919,810)       1,644,067(c)
Distribution Fee
 Class A.................................          --             --                --             --              -- (a)
 Class B.................................      37,343          2,066            18,945         (5,281)          53,073(a)
 Class C.................................      40,416          1,451            13,690         (5,619)          49,938(a)
 Class G.................................          --             --             9,025             --            9,025(a)
Service Fee
 Class A.................................      90,723         10,896            44,249        (20,464)         125,404(a)
 Class B.................................      12,448            689             5,829         (2,635)          16,331(a)
 Class C.................................      13,472            484             4,205         (2,839)          15,322(a)
 Class G.................................          --             --             2,083             --            2,083(a)
 Class T.................................          --             --            33,729             --           33,729(a)
Transfer agent fee.......................     592,235         24,223           191,367       (459,175)         348,650(d)
Pricing and bookkeeping fees.............          --             --           129,576         51,000          180,576(b)
Trustees' fees...........................      27,440         27,440            20,058        (18,293)          56,645(b)
Custody fee..............................     112,922          6,564            26,922             --          146,408
Audit fee................................      31,665         28,398            39,500        (63,338)          36,225(b)
Legal fee................................      33,785         49,040                --         14,474           97,299(b)
Registration fees........................      35,387           (662)           91,918        (26,643)         100,000(b)
Non-recurring costs (See Note 5).........         492             --            26,053             --           26,545
Other expenses...........................      78,572         25,961           114,673        (19,643)         199,563(b)
                                          -----------     ----------       -----------    -----------     ------------
 Total Expenses before interest expense..  12,441,662        744,748         4,138,207     (4,104,557)      13,220,060
Interest Expense.........................       2,323            849                --             --            3,172
 Total Expenses..........................  12,443,985        745,597         4,138,207     (4,104,557)      13,223,232
Fees and expenses waived or reimbursed
 by Investment Advisor...................  (3,105,835)      (255,663)               --      2,742,284         (619,214)(f)
Fees and expenses waived or reimbursed
 by Transfer Agent.......................          --             --            (1,058)         1,058              -- (d)
Fees and expenses waived or reimbursed
 by Distributor--Class C.................          --             --            (9,486)       (25,086)         (34,572)(e)
Non-recurring costs assumed by
 Investment Advisor (See Note 5).........        (492)            --           (26,053)            --          (26,545)
Custody earnings credit..................          --             --              (237)            --             (237)
                                          -----------     ----------       -----------    -----------     ------------
 Net Expenses............................   9,337,658        489,934         4,101,373     (1,386,301)      12,542,664
                                          -----------     ----------       -----------    -----------     ------------
Net Investment Income....................  72,612,648      2,845,158        20,881,250      1,386,301       97,725,357
                                          -----------     ----------       -----------    -----------     ------------
Net Realized and Unrealized Gain (Loss)
 on Investments and Futures Contracts
Net realized gain (loss) on:
 Investments.............................   2,415,344      1,031,927         3,899,855             --        7,347,126
 Futures contracts.......................          --             --          (381,708)            --         (381,708)
                                          -----------     ----------       -----------    -----------     ------------
   Net Realized gain.....................   2,415,344      1,031,927         3,518,147             --        6,965,418
Net change in unrealized
 appreciation/depreciation) on:
 Investments.............................    (820,520)      (774,914)         (719,313)            --       (2,314,747)
 Futures contracts.......................          --             --          (230,973)            --         (230,973)
   Net change in unrealized
    appreciation/depreciation............    (820,520)      (774,914)         (950,286)            --       (2,545,720)
                                          -----------     ----------       -----------    -----------     ------------
Net Gain.................................   1,594,824        257,013         2,567,861             --        4,419,698
                                          -----------     ----------       -----------    -----------     ------------
Net Increase in Net Assets from
 Operations.............................. $74,207,472     $3,102,171       $23,449,111    $ 1,386,301     $102,145,055
                                          ===========     ==========       ===========    ===========     ============

--------
(a)Based on the contract in effect for the Columbia Intermediate Tax-Exempt Bond Fund, the surviving fund.
(b)Reflects elimination of duplicate expenses achieved as a result of merging funds.
(c)Certain fees have been reduced based on the terms of the New York Attorney General Settlement. See Note 5 of the notes to the financial statements.
(d)Reflects the reduction of fees due to the consolidation of transfer agency services with one vendor.
(e)Based on voluntary fee waiver for the Columbia Intermediate Tax-exempt Bond Fund, the surviving fund.
(f)Based on contractual cap expected post merger

                                Capitalization

   The following table shows on an unaudited basis the capitalization of the Columbia Pennsylvania Intermediate Municipal Bond Fund, the Nations Tennessee Intermediate Municipal Bond Fund and the Columbia Intermediate Tax-Exempt Fund as of April 29, 2005, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Columbia Pennsylvania Intermediate Municipal Bond Fund and the Nations Tennessee Intermediate Municipal Bond Fund by the Columbia Intermediate Tax-Exempt Fund at net asset value as of that date:

                            Columbia     Nations                                           Columbia
                          Pennsylvania   Tennesee       Columbia                         Intermediate
                          Intermediate Intermediate   Intermediate                      Tax-Exempt Fund
                           Municipal    Municipal   Tax-Exempt Fund      Pro Forma         Pro Forma
                           Bond Fund    Bond Fund   (Acquiring Fund)    Adjustments       Combined(1)
                          ------------ ------------ ---------------- ------------       ---------------
Class A
Net asset value.......... $ 2,105,407  $        --    $ 20,453,334   $ 15,458,427(2)(3)  $ 38,017,168
Shares outstanding.......     204,368           --       1,949,152      1,470,153(3)        3,623,673
Net asset value per share $     10.30  $        --    $      10.49                       $      10.49

Class B
Net asset value.......... $   795,842  $        --    $  2,285,954   $  3,339,204(2)(4)  $  6,421,000
Shares outstanding.......      77,252           --         217,844        316,958(4)          612,054
Net asset value per share $     10.30  $        --    $      10.49                       $      10.49

Class C
Net asset value.......... $   533,730  $        --    $  3,004,633   $  1,546,353(2)(5)  $  5,084,716
Shares outstanding.......      51,808           --         286,331        146,510(5)          484,649
Net asset value per share $     10.30  $        --    $      10.49                       $      10.49

Class G
Net asset value.......... $        --  $        --    $    685,226   $        (63)(2)    $    685,163
Shares outstanding.......          --           --          65,300             --              65,300
Net asset value per share $        --  $        --    $      10.49                       $      10.49

Class T
Net asset value.......... $        --  $        --    $ 18,399,248   $     (1,702)(2)    $ 18,397,546
Shares outstanding.......          --           --       1,753,386             --           1,753,386
Net asset value per share $        --  $        --    $      10.49                       $      10.49

Class Z
Net asset value.......... $20,520,541  $        --    $453,758,362   $ 36,361,325(2)(6)  $510,640,228
Shares outstanding.......   1,991,889           --      43,241,702      3,434,598(6)       48,668,189
Net asset value per share $     10.30  $        --    $      10.49                       $      10.49

Investor A
Net asset value.......... $        --  $15,464,027    $         --   $(15,464,027)       $         --
Shares outstanding.......          --    1,476,170              --   $ (1,476,170)                 --
Net asset value per share $        --  $     10.48    $         --                       $         --

Investor B
Net asset value.......... $        --  $ 3,340,818    $         --   $ (3,340,818)       $         --
Shares outstanding.......          --      318,875              --   $   (318,875)                 --
Net asset value per share $        --  $     10.48    $         --                       $         --

Investor C
Net asset value.......... $        --  $ 1,547,571    $         --   $ (1,547,571)       $         --
Shares outstanding.......          --      148,464              --   $   (148,464)                 --
Net asset value per share $        --  $     10.42    $         --                       $         --

Primary A
Net asset value.......... $        --  $36,439,452    $         --   $(36,439,452)       $         --
Shares outstanding.......          --    3,478,304              --   $ (3,478,304)                 --
Net asset value per share $        --  $     10.48    $         --                       $         --

--------
(1)Assumes the Merger was consummated on April 29, 2005 and is for information purposes only. No assurance can be given as to how many shares of the Columbia Intermediate Tax-Exempt Fund will be received by the shareholders of the Columbia Pennsylvania Intermediate Municipal Bond Fund and the Nations Tennessee Intermediate Municipal Bond Fund on the date the Merger takes place, and the foregoing should not be relied upon to reflect the number of shares of the Columbia Intermediate Tax-Exempt Fund that actually will be received on or after such date.
(2)Adjustments reflect one time proxy, accounting, legal and other costs of the Merger as approved by the Board of Trustees of $42,192, $0 and $46,132 to be borne by Columbia Pennsylvania Intermediate Municipal Bond Fund, Nations Tennessee Intermediate Municipal Bond Fund and Columbia Intermediate Tax-Exempt Fund, respectively.
(3)Includes net assets and shares from Investor A. Investor A shares will merge into Class A on the date of the Merger.
(4)Includes net assets and shares from Investor B. Investor B shares will merge into Class B on the date of the Merger.
(5)Includes net assets and shares from Investor C. Investor C shares will merge into Class C on the date of the Merger.
(6)Includes net assets and shares from Primary A. Primary A shares will merge into Class Z on the date of the Merger.
(7)Investor A, B, C and Primary A shares of Nations Tennesee Intermediate Municipal Fund and Class A, B, C and Z shares of Columbia Pennsylvania Tax-Exempt Fund are exchanged for Class A, B, C, and Z shares of Columbia Intermediate Tax-Exempt Fund, based on the net asset value per share of Columbia Intermediate Tax-Exempt Fund's Class A, B, C and Z shares, respectively, at the time of the Merger.

                  COLUMBIA INTERMEDIATE TAX-EXEMPT BOND FUND
                                      AND
              NATIONS TENNESSEE INTERMEDIATE MUNICIPAL BOND FUND
            COLUMBIA PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND

                   PRO FORMA COMBINING FINANCIAL STATEMENTS
                                  (UNAUDITED)

                         Notes to Financial Statements
                               October 31, 2004
                                  (unaudited)

Note 1. Organization

   Columbia Intermediate Tax-Exempt Bond Fund (the "Acquiring Fund"), a series of Columbia Funds Trust V (the "Trust"), is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

  Investment Goal

   The Acquiring Fund seeks to provide investors with current income, exempt from federal income tax, consistent with preservation of capital.

  Fund Shares

   The Acquiring Fund may issue an unlimited number of shares. The Acquiring Fund offers six classes of shares: Class A, Class B, Class C, Class G, Class T and Class Z shares. Each share class has its own expense structure.

Note 2. Basis of Combination

   The accompanying pro-forma financial statements are presented to show the effect of the proposed merger of Nations Tennessee Intermediate Municipal Bond Fund, a series of Nations Funds Trust and Columbia Pennsylvania Intermediate Municipal Bond Fund, an existing series of the Trust, ("Target Funds"), by the Acquiring Fund as if such mergers had occurred on November 1, 2003.

   Columbia Management Advisors, Inc. expects that all of the securities of held by each of the Target Funds will comply with the investment goal and strategies of the combined fund.

   Under the terms of the merger, the combination of the Target Funds and Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The merger will be accomplished by a combination of the net assets of the Target Funds into the Acquiring Fund in exchange for new shares of the Acquiring Fund at net asset value.

   The Investment Portfolio and Statement of Assets and Liabilities of the Target Funds and Acquiring Fund have been combined to reflect balances as of August 31, 2004. The Statement of Operations of the Target Funds and Acquiring Fund has been combined to reflect twelve months ended August 31, 2004. Columbia Management Advisors, Inc. believes that all of the securities held by the Target Funds would be eligible for purchase by the Acquiring Fund.

   Following the merger the Acquiring Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the Acquiring Fund and the results of operations for pre-combination periods will not be restated.

   The accompanying pro-forma combined financial statements should be read in conjunction with the financial statements of the Acquiring Fund and the Target Funds included within their respective annual shareholder reports dated October 31, 2004 and March 31, 2005, respectively, as well as the semi-annual shareholder reports dated April 30, 2004 and September 30, 2004, respectively.

   The following notes refer to the accompanying pro-forma combined financial statements as if the merger referenced above of the Target Funds by the Acquiring Fund had occurred on November 1, 2003.

Note 3. Significant Accounting Policies

   Both the Acquiring Fund and the Target Funds have substantially the same accounting policies, which are detailed in the annual shareholder reports referenced above in Note 2. The Acquiring Fund actively engaged in futures contracts. The accounting policies for these transactions are disclosed below.

  Futures Contracts

   The Acquiring Fund may invest in municipal and U.S. Treasury futures contracts. The Acquiring Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Acquiring Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, Inc. of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Acquiring Fund's Statement of Assets and Liabilities at any given time.

   Upon entering into a futures contract, the Acquiring Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Acquiring Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Acquiring Fund also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Acquiring Fund recognizes a realized gain or loss when the contract is closed or expires.

  Federal Income Tax Status

   Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Note 4. Capital Shares

   The pro-forma combining net asset value per share assumes the issuance of Acquiring Fund shares to Target Funds shareholders in connection with the proposed merger. The number of shares assumed to be issued is equal to the net asset value of the Target Funds divided by the net asset value per share of the Acquiring Fund as of

October 31, 2004. The pro-forma number of shares outstanding, by class, for the combined entity consists of the following at October 31, 2004.

                          Shares of    Additional Shares   Total Shares
                       Acquiring Fund   Assumed Issued     Outstanding
       Class of Shares Pre-Combination    with Merger    Post Combination
       --------------- --------------- ----------------- ----------------
           Class A....    2,097,863        1,677,301         3,775,164
           Class B....      243,067          437,287           680,354
           Class C....      283,179          209,623           492,802
           Class G....       80,010               --            80,010
           Class T....    1,878,140               --         1,878,140
           Class Z....   44,468,382        5,338,045        49,806,427

Note 5. Legal Proceedings

   On February 9, 2005, Columbia and the Distributor (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

   Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce certain Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

   Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Fund's independent trustees and not unacceptable to the staff of the SEC. "At this time, the distribution plan is still under development. As such, any gain to the fund or its shareholders can not currently be determined."

   As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

   A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

   On January 11, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Fund and Columbia. The lawsuit alleges that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Fund and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs allege that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions.

   In 2004, certain Columbia funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose.

   On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs are expected to file a consolidated amended complaint in June 2005. The Fund and the other defendants to these actions, including Columbia and various of its affiliates, certain other mutual funds advised by Columbia and its affiliates, and various directors of such funds, have denied these allegations and are contesting the plaintiffs' claims. These proceedings are ongoing, however, based on currently available information, Columbia believes that these lawsuits are without merit, that the likelihood they will have a material adverse impact on any fund is remote, and that the lawsuits are not likely to materially affect its ability to provide investment management services to its clients, including the Fund.

   In connection with events described in detail above, various parties have filed suit against certain funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL").

   On March 21, 2005 purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has conditionally ordered its transfer to the MDL. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, can not currently be made.

            PRO-FORMA COMBINING STATEMENTS OF ASSETS & LIABILITIES
                      As of October 31, 2004 (Unaudited)


                                                                             Nations        Columbia
                                                                           Intermediate   Intermediate
                                                                            Municipal      Tax-Exempt
                                                                            Bond Fund      Bond Fund       Pro-Forma
                                                                           Target Fund   Acquiring Fund   Adjustments
                                                                          -------------- -------------- -----------
Assets:
Unaffiliated investments, at cost........................................ $1,641,954,352  $475,042,499  $        --
Affiliated investments, at cost..........................................      7,691,000            --           --
                                                                          --------------  ------------  -----------
  Total investments, at cost.............................................  1,649,645,352   475,042,499           --
Unaffiliated investments, at value....................................... $1,730,768,965  $517,437,834  $        --
Affiliated investments, at value.........................................      7,691,000            --           --
                                                                          --------------  ------------  -----------
  Total investments, at value............................................  1,738,459,965   517,437,834           --
Cash.....................................................................            100        92,441           --
Receivable for:
  Investments sold.......................................................         88,000     4,430,422           --
  Fund shares sold.......................................................        360,509       165,532           --
  Interest...............................................................     25,500,854     7,719,298           --
Receivable from Investment Advisor.......................................      7,630,046            --           --
Deferred Trustees' compensation plan.....................................             --        23,401           --
Other Assets.............................................................             --            --           --
                                                                          --------------  ------------  -----------
   Total Assets.......................................................... $1,772,039,474  $529,868,928  $        --
                                                                          --------------  ------------  -----------
Liabilities:
Payable for:
  Investments purchased..................................................             --     1,785,192           --
  Fund shares repurchased................................................        858,458       774,436           --
  Futures variation margin...............................................             --        54,000           --
  Distributions..........................................................      5,789,940     1,256,456           --
  Investment advisory fee................................................      7,969,319       243,290           --
  Administration fee.....................................................        327,709        29,701           --
  Transfer agent fee.....................................................        202,188        27,253           --
  Pricing and bookkeeping fees...........................................             --        13,861           --
  Trustees' fees.........................................................         63,633         1,313           --
  Audit fee..............................................................         26,443        24,440           --
  Legal fee..............................................................         36,520            --           --
  Custody fee............................................................         31,542         4,349           --
  Distribution and service fees..........................................         15,175         9,960           --
  Miscellaneous fee......................................................         56,336            --           --
Deferred Trustees' fees..................................................             --        23,401           --
Other liabilities........................................................             --        37,487       46,132(d)
                                                                          --------------  ------------  -----------
   Total Liabilities.....................................................     15,377,263     4,285,139       46,132
                                                                          --------------  ------------  -----------
Net Assets............................................................... $1,756,662,211  $525,583,789  $   (46,132)(d)
                                                                          ==============  ============  ===========
Composition of Net Assets:
Paid-in capital.......................................................... $1,664,400,394  $479,545,394           --
Accumulated net investment income........................................      2,274,350       939,675      (46,132)(d)
Accumulated net realized gain (loss) on investments and futures contracts      1,172,854     2,934,358           --
Unrealized appreciation (depreciation) on:
  Investments............................................................     88,814,613    42,395,335           --
  Futures contracts......................................................             --      (230,973)          --
                                                                          --------------  ------------  -----------
Net Assets............................................................... $1,756,662,211  $525,583,789  $   (46,132)(d)
                                                                          ==============  ============  ===========
Class A:(a)
Net assets............................................................... $           --  $ 22,478,855   34,125,490(d)
Shares outstanding.......................................................             --     2,097,863    3,182,393(e)
                                                                          ==============  ============  ===========
Net asset value per share(b).............................................             --  $      10.72
                                                                          ==============  ============
Maximum sales charge.....................................................             --          4.75%
                                                                          ==============  ============
Maximum offering price per share(c)...................................... $           --  $      11.25
                                                                          ==============  ============

Class B:(a)
Net assets............................................................... $           --  $  2,604,546  $ 4,651,500(d)
Shares outstanding.......................................................             --       243,067      433,803(e)
                                                                          ==============  ============
Net asset value and offering price per share(b)..........................             --  $      10.72
                                                                          ==============  ============

                                                                             Columbia
                                                                           Intermediate
                                                                            Tax-Exempt
                                                                            Bond Fund
                                                                            Pro-Forma
                                                                             Combined
                                                                          --------------
Assets:
Unaffiliated investments, at cost........................................ $2,116,996,851
Affiliated investments, at cost..........................................      7,691,000
                                                                          --------------
  Total investments, at cost.............................................  2,124,687,851
Unaffiliated investments, at value....................................... $2,248,206,799
Affiliated investments, at value.........................................      7,691,000
                                                                          --------------
  Total investments, at value............................................  2,255,897,799
Cash.....................................................................         92,541
Receivable for:
  Investments sold.......................................................      4,518,422
  Fund shares sold.......................................................        526,041
  Interest...............................................................     33,220,152
Receivable from Investment Advisor.......................................      7,630,046
Deferred Trustees' compensation plan.....................................         23,401
Other Assets.............................................................             --
                                                                          --------------
   Total Assets.......................................................... $2,301,908,402
                                                                          --------------
Liabilities:
Payable for:
  Investments purchased..................................................      1,785,192
  Fund shares repurchased................................................      1,632,894
  Futures variation margin...............................................         54,000
  Distributions..........................................................      7,046,396
  Investment advisory fee................................................      8,212,609
  Administration fee.....................................................        357,410
  Transfer agent fee.....................................................        229,441
  Pricing and bookkeeping fees...........................................         13,861
  Trustees' fees.........................................................         64,946
  Audit fee..............................................................         50,883
  Legal fee..............................................................         36,520
  Custody fee............................................................         35,891
  Distribution and service fees..........................................         25,135
  Miscellaneous fee......................................................         56,336
Deferred Trustees' fees..................................................         23,401
Other liabilities........................................................         83,619
                                                                          --------------
   Total Liabilities.....................................................     19,708,534
                                                                          --------------
Net Assets............................................................... $2,282,199,868
                                                                          ==============
Composition of Net Assets:
Paid-in capital.......................................................... $2,143,945,788
Accumulated net investment income........................................      3,167,893
Accumulated net realized gain (loss) on investments and futures contracts      4,107,212
Unrealized appreciation (depreciation) on:
  Investments............................................................    131,209,948
  Futures contracts......................................................       (230,973)
                                                                          --------------
Net Assets............................................................... $2,282,199,868
                                                                          ==============
Class A:(a)
Net assets............................................................... $   56,604,345
Shares outstanding.......................................................      5,280,256
                                                                          ==============
Net asset value per share(b)............................................. $        10.72
                                                                          ==============
Maximum sales charge.....................................................           4.75%
                                                                          ==============
Maximum offering price per share(c)...................................... $        11.25
                                                                          ==============

Class B:(a)
Net assets............................................................... $    7,256,046
Shares outstanding.......................................................        676,870
                                                                          ==============
Net asset value and offering price per share(b).......................... $        10.72
                                                                          ==============

                                                                                                               Columbia
                                                            Nations         Columbia                         Intermediate
                                                          Intermediate    Intermediate                        Tax-Exempt
                                                           Municipal       Tax-Exempt                         Bond Fund
                                                           Bond Fund       Bond Fund         Pro-Forma        Pro-Forma
                                                          Target Fund    Acquiring Fund     Adjustments        Combined
                                                         --------------  -------------- ---------------     --------------
Class C:(a)
Net assets.............................................. $           --   $  3,034,295  $     4,688,904(d)  $    7,723,199
Shares outstanding......................................             --        283,179          437,269(e)         720,448
                                                         ==============   ============                      ==============
Net asset value and offering price per share(b).........             --   $      10.72                      $        10.72
                                                         ==============   ============                      ==============

Class G:
Net assets.............................................. $           --   $    857,327  $           (75)(d) $      857,252
Shares outstanding......................................             --         80,010                              80,010
                                                         ==============   ============                      ==============
Net asset value and offering price per share(b)......... $           --   $      10.72                      $        10.72
                                                         ==============   ============                      ==============

Class T:
Net assets.............................................. $           --   $ 20,124,544  $        (1,766)(d) $   20,122,778
Shares outstanding......................................             --      1,878,140                           1,878,140
                                                         ==============   ============                      ==============
Net asset value per share(b)............................ $           --   $      10.72                      $        10.72
                                                         ==============   ============                      ==============
Maximum sales charge....................................             --           4.75%                               4.75%
                                                         ==============   ============                      ==============
Maximum offering price per share(c)..................... $           --   $      11.25                      $        11.23
                                                         ==============   ============                      ==============

Class Z:(a)
Net assets.............................................. $           --   $476,484,222  $ 1,713,152,026(d)  $2,189,636,248
Shares outstanding......................................             --     44,468,382      159,788,731(e)     204,257,113
                                                         ==============   ============                      ==============
Net asset value, offering and redemption price per share $           --   $      10.72                      $        10.72
                                                         ==============   ============                      ==============

Investor A Shares:(a)
Net assets.............................................. $   34,127,463   $         --  $   (34,127,463)    $           --
Shares outstanding......................................      3,307,765             --       (3,307,765)                --
                                                         ==============   ============                      ==============
Net asset value and redemption price per share.......... $        10.32             --                      $           --
                                                         ==============   ============                      ==============
Maximum sales charge....................................           3.25%            --                                3.25%
                                                         ==============   ============                      ==============
Maximum offering price per share........................ $        10.67   $         --                      $           --
                                                         ==============   ============                      ==============

Investor B Shares:(a)
Net assets.............................................. $    4,651,729   $         --  $    (4,651,729)    $           --
Shares outstanding......................................        450,958             --         (450,958)                --
                                                         ==============   ============                      ==============
Net asset value and offering price per share(b)......... $        10.32   $         --                      $           --
                                                         ==============   ============                      ==============

Investor C Shares:(a)
Net assets.............................................. $    4,689,170   $         --  $    (4,689,170)    $           --
Shares outstanding......................................        454,484             --         (454,484)                --
                                                         ==============   ============                      ==============
Net asset value and offering price per share(b)......... $        10.32   $         --                      $           --
                                                         ==============   ============                      ==============

Primary A Shares:(a)
Net assets.............................................. $1,713,193,849   $         --  $(1,713,193,849)    $           --
Shares outstanding......................................    166,035,284             --     (166,035,284)    $           --
                                                         ==============   ============                      ==============
Net asset value, offering and redemption price per share $        10.32   $         --                      $           --
                                                         ==============   ============                      ==============

--------
(a)Investor A, Investor B, Investor C and Primary A shares of Nations Intermediate Municipal Bond Fund are exchanged for Class A, B, C and Z shares of Columbia Intermediate Tax Exempt Bond Fund shares, based on the net asset value per share of Columbia Intermediate Tax-Exempt Bond Fund's Class A, B, C and Z shares, respectively, at the time of the merger.
(b)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(c)On sales of $50,000 or more the offering price is reduced.
(d)Adjustment reflects one time proxy, accounting, legal and other costs of the reorganization as approved by the Board of Trustees of $0.00 and $46,132 to be borne by Nations Intermediate Municipal Bond and Columbia Intermediate Tax-Exempt Bond Funds, respectively.
(e)Reflects estimated shares issued to Target Fund at the time of the merger.

                 PRO-FORMA COMBINING STATEMENTS OF OPERATIONS
           For the Twelve Months Ended October 31, 2004 (Unaudited)


                                                                               Nations       Columbia
                                                                             Intermediate  Intermediate
                                                                              Municipal     Tax-Exempt
                                                                              Bond Fund     Bond Fund     Pro-Forma
                                                                             Target Fund  Acquiring Fund Adjustments
                                                                             ------------ -------------- -----------
Investment Income:
Interest.................................................................... $81,810,613   $24,920,418   $        --
Dividends...................................................................          --        62,205            --
Dividends from affiliates...................................................     139,693            --            --
                                                                             -----------   -----------   -----------
  Total Investment Income...................................................  81,950,306    24,982,623            --
                                                                             -----------   -----------   -----------
Expenses:
Investment advisory fee.....................................................   7,312,751     2,998,135      (523,279)
Administration fee..........................................................   4,022,011       368,250    (2,798,992)
Distribution Fee
  Class A...................................................................          --            --            --
  Class B...................................................................      37,343        18,945        (5,004)
  Class C...................................................................      40,416        13,690        (5,425)
  Class G...................................................................          --         9,025            --
Service Fee
  Class A...................................................................      90,723        44,249       (18,270)
  Class B...................................................................      12,448         5,829        (2,497)
  Class C...................................................................      13,472         4,205        (2,741)
  Class G...................................................................          --         2,083            --
  Class T...................................................................          --        33,729            --
Transfer agent fee..........................................................     592,235       191,367      (443,498)
Pricing and bookkeeping fees................................................          --       129,576        51,000
Trustees' fees..............................................................      27,440        20,058        (9,147)
Custody fee.................................................................     112,922        26,922            --
Audit fee...................................................................      31,665        39,500       (34,940)
Legal fee...................................................................      33,785            --        14,474
Registration fees...........................................................      35,387        91,918       (27,305)
Non-recurring costs (See Note 5)............................................         492        26,053            --
Other expenses..............................................................      78,572       114,673       (17,576)
                                                                             -----------   -----------   -----------
  Total Expenses before interest expense....................................  12,441,662     4,138,207    (3,823,199)
Interest Expense............................................................       2,323            --            --
  Total Expenses............................................................  12,443,985     4,138,207
Fees and expenses waived or reimbursed by Investment Advisor................  (3,105,835)           --     2,543,313
Fees and expenses waived or reimbursed by Transfer Agent....................          --        (1,058)        1,058
Fees and expenses waived or reimbursed by Distributor--Class C..............          --        (9,486)      (24,217)
Non-recurring costs assumed by Investment Advisor (See Note 5)..............        (492)      (26,053)           --
Custody earnings credit.....................................................          --          (237)           --
                                                                             -----------   -----------   -----------
  Net Expenses..............................................................   9,337,658     4,101,373     2,520,154
                                                                             -----------   -----------   -----------
Net Investment Income.......................................................  72,612,648    20,881,250    (2,520,154)
                                                                             -----------   -----------   -----------
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts
Net realized gain (loss) on:
  Investments...............................................................   2,415,344     3,899,855            --
  Futures contracts.........................................................          --      (381,708)           --
                                                                             -----------   -----------   -----------
   Net Realized gain........................................................   2,415,344     3,518,147            --
Net change in unrealized appreciation/depreciation) on:
  Investments...............................................................    (820,520)     (719,313)           --
  Futures contracts.........................................................          --      (230,973)           --
                                                                             -----------   -----------   -----------
   Net change in unrealized appreciation/depreciation.......................    (820,520)     (950,286)           --
                                                                             -----------   -----------   -----------
Net Gain....................................................................   1,594,824     2,567,861            --
                                                                             -----------   -----------   -----------
Net Increase in Net Assets from Operations.................................. $74,207,472   $23,449,111   $(2,520,154)
                                                                             ===========   ===========   ===========

                                                                                 Columbia
                                                                               Intermediate
                                                                                Tax-Exempt
                                                                                Bond Fund
                                                                                Pro-Forma
                                                                                 Combined
                                                                             ------------
Investment Income:
Interest.................................................................... $106,731,031
Dividends...................................................................       62,205
Dividends from affiliates...................................................      139,693
                                                                             ------------
  Total Investment Income...................................................  106,932,929
                                                                             ------------
Expenses:
Investment advisory fee.....................................................    9,787,607(c)
Administration fee..........................................................    1,591,269(c)
Distribution Fee
  Class A...................................................................          -- (a)
  Class B...................................................................       51,284(a)
  Class C...................................................................       48,681(a)
  Class G...................................................................        9,025(a)
Service Fee
  Class A...................................................................      116,702(a)
  Class B...................................................................       15,780(a)
  Class C...................................................................       14,936(a)
  Class G...................................................................        2,083(a)
  Class T...................................................................       33,729(a)
Transfer agent fee..........................................................      340,104(d)
Pricing and bookkeeping fees................................................      180,576(b)
Trustees' fees..............................................................       38,351(b)
Custody fee.................................................................      139,844
Audit fee...................................................................       36,225(b)
Legal fee...................................................................       48,259(b)
Registration fees...........................................................      100,000(b)
Non-recurring costs (See Note 5)............................................       26,545
Other expenses..............................................................      175,669(b)
                                                                             ------------
  Total Expenses before interest expense....................................   12,756,670
Interest Expense............................................................        2,323
  Total Expenses............................................................   12,758,993
Fees and expenses waived or reimbursed by Investment Advisor................     (562,522)(f)
Fees and expenses waived or reimbursed by Transfer Agent....................          -- (d)
Fees and expenses waived or reimbursed by Distributor--Class C..............      (33,703)(e)
Non-recurring costs assumed by Investment Advisor (See Note 5)..............      (26,545)
Custody earnings credit.....................................................         (237)
                                                                             ------------
  Net Expenses..............................................................   12,135,986
                                                                             ------------
Net Investment Income.......................................................   94,796,943
                                                                             ------------
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts
Net realized gain (loss) on:
  Investments...............................................................    6,315,199
  Futures contracts.........................................................     (381,708)
                                                                             ------------
   Net Realized gain........................................................    5,933,491
Net change in unrealized appreciation/depreciation) on:
  Investments...............................................................  (1,53-9,833)
  Futures contracts.........................................................     (230,973)
                                                                             ------------
   Net change in unrealized appreciation/depreciation.......................   (1,770,806)
                                                                             ------------
Net Gain....................................................................    4,162,685
                                                                             ------------
Net Increase in Net Assets from Operations.................................. $ 98,959,628
                                                                             ============

--------
(a)Based on the contract in effect for the Columbia Intermediate Tax-Exempt Bond Fund, the surviving fund.
(b)Reflects elimination of duplicate expenses achieved as a result of merging funds.
(c)Certain fees have been reduced based on the terms of the New York Attorney General Settlement. See Note 5 of the notes to the financial statements.
(d)Reflects the reduction of fees due to the consolidation of transfer agency services with one vendor.
(e)Based on voluntary fee waiver for the Columbia Intermediate Tax-exempt Bond Fund, the surviving fund.
(f)Based on contractual cap expected post merger

                                Capitalization

   The following table shows on an unaudited basis the capitalization of the Columbia Pennsylvania Intermediate Municipal Bond Fund and the Columbia Intermediate Tax-Exempt Fund as of April 29, 2005, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Columbia Pennsylvania Intermediate Municipal Bond Fund by the Columbia Intermediate Tax-Exempt Fund at net asset value as of that date:

                            Columbia                                     Columbia
                          Pennsylvania     Columbia                    Intermediate
                          Intermediate   Intermediate                 Tax-Exempt Fund
                           Municipal   Tax-Exempt Fund   Pro Forma       Pro Forma
                           Bond Fund   (Acquiring Fund) Adjustments     Combined(1)
                          ------------ ---------------- -----------   ---------------
Class A(3)
Net asset value.......... $ 2,105,407    $ 20,453,334    $ (5,600)(2)  $ 22,553,141
Shares outstanding.......     204,368       1,949,152      (4,015)        2,149,505
Net asset value per share $     10.30    $      10.49                  $      10.49

Class B(3)
Net asset value.......... $   795,842    $  2,285,954    $ (1,614)(2)  $  3,080,182
Shares outstanding.......      77,252         217,844      (1,519)          293,577
Net asset value per share $     10.30    $      10.49                  $      10.49

Class C(3)
Net asset value.......... $   533,730    $  3,004,633    $ (1,218)(2)  $  3,537,145
Shares outstanding.......      51,808         286,331      (1,018)          337,121
Net asset value per share $     10.30    $      10.49                  $      10.49

Class G
Net asset value.......... $        --    $    685,226    $    (63)(2)  $    685,163
Shares outstanding.......          --          65,300          --            65,300
Net asset value per share $        --    $      10.49                  $      10.49

Class T
Net asset value.......... $        --    $ 18,399,248    $ (1,702)(2)  $ 18,397,546
Shares outstanding.......          --       1,753,386          --         1,753,386
Net asset value per share $        --    $      10.49                  $      10.49

Class Z(3)
Net asset value.......... $20,520,541    $453,758,362    $(78,127)(2)  $474,200,776
Shares outstanding.......   1,991,889      43,241,702     (39,134)       45,194,457
Net asset value per share $     10.30    $      10.49                  $      10.49

--------
(1)Assumes the Merger was consummated on April 29, 2005 and is for information purposes only. No assurance can be given as to how many shares of the Columbia Intermediate Tax-Exempt Fund will be received by the shareholders of the Columbia Pennsylvania Intermediate Municipal Bond Fund on the date the Merger takes place, and the foregoing should not be relied upon to reflect the number of shares of the Columbia Intermediate Tax-Exempt Fund that actually will be received on or after such date.
(2)Adjustments reflect one time proxy, accounting, legal and other costs of the Merger as approved by the Board of Trustees of $42,192 and $46,132 to be borne by Columbia Pennsylvania Intermediate Municipal Bond Fund and Columbia Intermediate Tax Exempt Fund, respectively.
(3)Class A, B, C and Z shares of Columbia Pennsylvania Intermediate Municipal Bond Fund are exchanged for Class A, B, C and Z shares of Columbia Intermediate Tax-Exempt Fund based on the net asset value per share of Columbia Intermediate Tax-Exempt Fund's Class A, B, C and Z, respectively, at the time of the Merger.
(7)Class A, B, C and Z shares of Columbia Pennsylvania Tax-Exempt Fund are exchanged for Class A, B, C and Z shares of Columbia Intermediate Tax-Exempt Fund based on the net asset value per share of Columbia Intermediate Tax-Exempt Fund's Class A, B, C and Z shares, respectively, at the time of the Merger.

                  COLUMBIA INTERMEDIATE TAX-EXEMPT BOND FUND
                                      AND
                   NATIONS INTERMEDIATE MUNICIPAL BOND FUND

                   PRO FORMA COMBINING FINANCIAL STATEMENTS
                                  (UNAUDITED)

                         Notes to Financial Statements
                               October 31, 2004
                                  (unaudited)

Note 1. Organization

   Columbia Intermediate Tax-Exempt Bond Fund (the "Acquiring Fund"), a series of Columbia Funds Trust V (the "Trust"), is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

  Investment Goal

   The Acquiring Fund seeks to provide investors with current income, exempt from federal income tax, consistent with preservation of capital.

  Fund Shares

   The Acquiring Fund may issue an unlimited number of shares. The Acquiring Fund offers six classes of shares: Class A, Class B, Class C, Class G, Class T and Class Z shares. Each share class has its own expense structure.

Note 2. Basis of Combination

   The accompanying pro-forma financial statements are presented to show the effect of the proposed merger of Nations Intermediate Municipal Bond Fund, a series of Nations Funds Trust, ("Target Fund"), by the Acquiring Fund as if such mergers had occurred on November 1, 2003.

   Columbia Management Advisors, Inc. expects that all of the securities of held by each of the Target Fund will comply with the investment goal and strategies of the combined fund.

   Under the terms of the merger, the combination of the Target Fund and Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The merger will be accomplished by a combination of the net assets of the Target Funds into the Acquiring Fund in exchange for new shares of the Acquiring Fund at net asset value.

   The Investment Portfolio and Statement of Assets and Liabilities of the Target Fund and Acquiring Fund have been combined to reflect balances as of August 31, 2004. The Statement of Operations of the Target Fund and Acquiring Fund has been combined to reflect twelve months ended August 31, 2004. Columbia Management Advisors, Inc. believes that all of the securities held by the Target Fund would be eligible for purchase by the Acquiring Fund.

   Following the merger the Acquiring Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the Acquiring Fund and the results of operations for pre-combination periods will not be restated.

   The accompanying pro-forma combined financial statements should be read in conjunction with the financial statements of the Acquiring Fund and the Target Fund included within their respective annual shareholder reports dated October 31, 2004 and March 31, 2005, respectively, as well as the semi-annual shareholder reports dated April 30, 2004 and September 30, 2004, respectively.

   The following notes refer to the accompanying pro-forma combined financial statements as if the merger referenced above of the Target Funds by the Acquiring Fund had occurred on November 1, 2003.

Note 3. Significant Accounting Policies

   Both the Acquiring Fund and the Target Funds have substantially the same accounting policies, which are detailed in the annual shareholder reports referenced above in Note 2. The Acquiring Fund actively engaged in futures contracts. The accounting policies for these transactions are disclosed below.

  Futures Contracts

   The Acquiring Fund may invest in municipal and U.S. Treasury futures contracts. The Acquiring Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Acquiring Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, Inc. of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Acquiring Fund's Statement of Assets and Liabilities at any given time.

   Upon entering into a futures contract, the Acquiring Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Acquiring Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Acquiring Fund also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Acquiring Fund recognizes a realized gain or loss when the contract is closed or expires.

  Federal Income Tax Status

   Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Note 4. Capital Shares

   The pro-forma combining net asset value per share assumes the issuance of Acquiring Fund shares to Target Fund shareholders in connection with the proposed merger. The number of shares assumed to be issued is equal to the net asset value of the Target Fund divided by the net asset value per share of the Acquiring Fund as of October 31, 2004. The pro-forma number of shares outstanding, by class, for the combined entity consists of the following at October 31, 2004.

                          Shares of    Additional Shares   Total Shares
                       Acquiring Fund   Assumed Issued     Outstanding
       Class of Shares Pre-Combination    with Merger    Post Combination
       --------------- --------------- ----------------- ----------------
           Class A....    2,097,863         3,182,393        5,280,256
           Class B....      243,067           433,803          676,870
           Class C....      283,179           437,269          720,448
           Class G....       80,010                --           80,010
           Class T....    1,878,140                --        1,878,140
           Class Z....   44,468,382       159,788,731      204,257,113

Note 5. Legal Proceedings

   On February 9, 2005, Columbia and the Distributor (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

   Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce certain Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

   Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Fund's independent trustees and not unacceptable to the staff of the SEC. "At this time, the distribution plan is still under development. As such, any gain to the fund or its shareholders can not currently be determined."

   As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

   A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

   On January 11, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Fund and Columbia. The lawsuit alleges that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Fund and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs allege that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions.

   In 2004, certain Columbia funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose.

   On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs are expected to file a consolidated amended complaint in June 2005. The Fund and the other defendants to these actions, including Columbia and various of its affiliates, certain other mutual funds advised by Columbia and its affiliates, and various directors of such funds, have denied these allegations and are contesting the plaintiffs' claims. These proceedings are ongoing, however, based on currently available information, Columbia believes that these lawsuits are without merit, that the likelihood they will have a material adverse impact on any fund is remote, and that the lawsuits are not likely to materially affect its ability to provide investment management services to its clients, including the Fund.

   In connection with events described in detail above, various parties have filed suit against certain funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL").

   On March 21, 2005 purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has conditionally ordered its transfer to the MDL. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, can not currently be made.

            PRO-FORMA COMBINING STATEMENTS OF ASSETS & LIABILITIES
                      As of October 31, 2004 (Unaudited)

                                                                                          Columbia
                                                             Columbia                   Intermediate
                                             Nations       Intermediate                  Tax-Exempt
                                         Kansas Municipal   Tax-Exempt                   Bond Fund
                                           Income Fund      Bond Fund      Pro-Forma     Pro-Forma
                                           Target Fund    Acquiring Fund  Adjustments     Combined
                                         ---------------- -------------- -----------    ------------
Assets:
Unaffiliated investments, at cost.......   $64,416,205     $475,042,499  $       --     $539,458,704
Affiliated investments, at cost.........     5,064,000               --          --        5,064,000
                                           -----------     ------------  ----------     ------------
 Total investments, at cost.............    69,480,205      475,042,499          --      544,522,704
Unaffiliated investments, at value......   $67,607,646     $517,437,834  $       --     $585,045,480
Affiliated investments, at value........     5,064,000               --          --        5,064,000
                                           -----------     ------------  ----------     ------------
 Total investments, at value............    72,671,646      517,437,834          --      590,109,480
Cash....................................           904           92,441          --           93,345
Receivable for:
 Investments sold.......................            --        4,430,422          --        4,430,422
 Fund shares sold.......................        15,777          165,532          --          181,309
 Interest...............................       792,144        7,719,298          --        8,511,442
Receivable from Investment Advisor......        47,069               --          --           47,069
Deferred Trustees' compensation plan....            --           23,401          --           23,401
Other Assets............................            --               --          --               --
                                           -----------     ------------  ----------     ------------
   Total Assets.........................   $73,527,540     $529,868,928  $       --     $603,396,468
                                           -----------     ------------  ----------     ------------
Liabilities:
Payable for:
 Investments purchased..................     1,127,145        1,785,192          --        2,912,337
 Fund shares repurchased................            --          774,436          --          774,436
 Futures variation margin...............            --           54,000          --           54,000
 Distributions..........................       214,501        1,256,456          --        1,470,957
 Investment advisory fee................        53,481          243,290          --          296,771
 Administration fee.....................        13,385           29,701          --           43,086
 Transfer agent fee.....................        10,467           27,253          --           37,720
 Pricing and bookkeeping fees...........            --           13,861          --           13,861
 Trustees' fees.........................        38,768            1,313          --           40,081
 Audit fee..............................        17,574           24,440          --           42,014
 Legal fee..............................        11,076               --          --           11,076
 Custody fee............................         2,415            4,349          --            6,764
 Distribution and service fees..........         1,262            9,960          --           11,222
 Miscellaneous fee......................         4,186               --          --            4,186
Deferred Trustees' fees.................            --           23,401          --           23,401
Other liabilities.......................            --           37,487      87,841(d)       125,328
                                           -----------     ------------  ----------     ------------
   Total Liabilities....................     1,494,260        4,285,139      87,841        5,867,240
                                           -----------     ------------  ----------     ------------
Net Assets..............................   $72,033,280     $525,583,789  $  (87,841)(d) $597,529,228
                                           ===========     ============  ==========     ============
Composition of Net Assets:
Paid-in capital.........................   $68,397,404     $479,545,394          --     $547,942,798
Accumulated net investment income.......        79,952          939,675     (87,841)(d)      931,786
Accumulated net realized gain (loss) on
 investments and futures contracts......       364,483        2,934,358          --        3,298,841
Unrealized appreciation (depreciation)
 on:
 Investments............................     3,191,441       42,395,335          --       45,586,776
 Futures contracts......................            --         (230,973)         --         (230,973)
                                           -----------     ------------  ----------     ------------
Net Assets..............................   $72,033,280     $525,583,789  $  (87,841)(d) $597,529,228
                                           ===========     ============  ==========     ============
Class A:(a)
Net assets..............................   $        --     $ 22,478,855  $4,311,337(d)  $ 26,790,192
Shares outstanding......................            --        2,097,863     401,222(e)     2,499,085
                                           ===========     ============                 ============
Net asset value per share(b)............            --     $      10.72                 $      10.72
                                           ===========     ============                 ============
Maximum sales charge....................            --             4.75%                        4.75%
                                           ===========     ============                 ============
Maximum offering price per share(c).....   $        --     $      11.25                 $      11.25
                                           ===========     ============                 ============
Class B: (a)
Net assets..............................   $        --     $  2,604,546  $  282,824(d)  $  2,887,370
Shares outstanding......................            --          243,067     26,277 (e)       269,344
                                           ===========     ============                 ============
Net asset value and offering price per
 share(b)...............................            --     $      10.72                 $      10.72
                                           ===========     ============                 ============

                                                                                        Columbia
                                           Nations       Columbia                     Intermediate
                                           Kansas      Intermediate                    Tax-Exempt
                                          Municipal     Tax-Exempt                     Bond Fund
                                         Income Fund    Bond Fund       Pro-Forma      Pro-Forma
                                         Target Fund  Acquiring Fund   Adjustments      Combined
                                         -----------  -------------- ------------     ------------

Class C:(a)
Net assets.............................. $        --   $  3,034,295  $    139,311(d)  $  3,173,606
Shares outstanding......................          --        283,179        12,866(e)       296,045
                                         ===========   ============                   ============
Net asset value and offering price per
 share(b)...............................          --   $      10.72                   $      10.72
                                         ===========   ============                   ============

Class G:
Net assets.............................. $        --   $    857,327  $        (75)(d) $    857,252
Shares outstanding......................          --         80,010                         80,010
                                         ===========   ============                   ============
Net asset value and offering price per
 share(b)............................... $        --   $      10.72                   $      10.72
                                         ===========   ============                   ============

Class T:
Net assets.............................. $        --   $ 20,124,544  $     (1,766)(d) $ 20,122,778
Shares outstanding......................          --      1,878,140                      1,878,140
                                         ===========   ============                   ============
Net asset value per share(b)............ $        --   $      10.72                   $      10.72
                                         ===========   ============                   ============
Maximum sales charge....................          --           4.75%                          4.75%
                                         ===========   ============                   ============
Maximum offering price per share(c)..... $        --   $      11.25                   $      11.23
                                         ===========   ============                   ============

Class Z:(a)
Net assets.............................. $        --   $476,484,222  $ 67,213,808(d)  $543,698,030
Shares outstanding......................          --     44,468,382     6,249,718(e)    50,718,100
                                         ===========   ============                   ============
Net asset value, offering and
 redemption price per share............. $        --   $      10.72                   $      10.72
                                         ===========   ============                   ============

Investor A Shares:(a)
Net assets.............................. $ 4,315,809   $         --  $ (4,315,809)    $         --
Shares outstanding......................     422,152             --      (422,152)              --
                                         ===========   ============                   ============
Net asset value and redemption price
 per share.............................. $     10.22             --                   $         --
                                         ===========   ============                   ============
Maximum sales charge....................        3.25%            --                           3.25%
                                         ===========   ============                   ============
Maximum offering price per share........       10.56   $         --                   $         --
                                         ===========   ============                   ============

Investor B Shares:(a)
Net assets.............................. $   283,217   $         --  $   (283,217)    $         --
Shares outstanding......................      27,732             --       (27,732)              --
                                         ===========   ============                   ============
Net asset value and offering price per
 share(b)............................... $     10.21   $         --                   $         --
                                         ===========   ============                   ============

Investor C Shares:(a)
Net assets.............................. $   139,658   $         --  $   (139,658)    $         --
Shares outstanding......................      13,694             --       (13,694)              --
                                         ===========   ============                   ============
Net asset value and offering price per
 share(b)............................... $     10.20   $         --                   $         --
                                         ===========   ============                   ============

Primary A Shares:(a)
Net assets.............................. $67,294,596   $         --  $(67,294,596)    $         --
Shares outstanding......................   6,581,527             --    (6,581,527)    $         --
                                         ===========   ============                   ============
Net asset value, offering and
 redemption price per share............. $     10.22   $         --                   $         --
                                         ===========   ============                   ============

--------
(a)Investor A, Investor B, Investor C and Primary A shares of Nations Kansas Municipal Income Fund are exchanged for Class A, B, C and Z shares of Columbia Intermediate Tax Exempt Bond Fund shares, based on the net asset value per share of Columbia Intermediate Tax-Exempt Bond Fund's Class A, B, C and Z shares, respectively, at the time of the merger.
(b)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(c)On sales of $50,000 or more the offering price is reduced.
(d)Adjustment reflects one time proxy, accounting, legal and other costs of the reorganization as approved by the Board of Trustees of $41,709 and $46,132 to be borne by Nations Kansas Municipal Income and Columbia Intermediate Tax-Exempt Bond Funds, respectively.
(e)Reflects estimated shares issued to Target Fund at the time of the merger.

                 PRO-FORMA COMBINING STATEMENTS OF OPERATIONS
           For the Twelve Months Ended October 31, 2004 (Unaudited)


                                                                               Nations      Columbia
                                                                               Kansas     Intermediate
                                                                              Municipal    Tax-Exempt
                                                                             Income Fund   Bond Fund     Pro-Forma
                                                                             Target Fund Acquiring Fund Adjustments
                                                                             ----------- -------------- -----------
Investment Income:
Interest.................................................................... $3,316,670   $24,920,418    $      --
Dividends...................................................................         --        62,205           --
Dividends from affiliates...................................................     18,422            --           --
                                                                             ----------   -----------    ---------
  Total Investment Income...................................................  3,335,092    24,982,623           --
                                                                             ----------   -----------    ---------
Expenses:
Investment advisory fee.....................................................    394,582     2,998,135     (440,864)
Administration fee..........................................................    173,616       368,250     (120,880)
Distribution Fee
  Class A...................................................................         --            --           --
  Class B...................................................................      2,066        18,945         (277)
  Class C...................................................................      1,451        13,690         (181)
  Class G...................................................................         --         9,025           --
Service Fee
  Class A...................................................................     10,896        44,249       (2,194)
  Class B...................................................................        689         5,829         (138)
  Class C...................................................................        484         4,205          (98)
  Class G...................................................................         --         2,083           --
  Class T...................................................................         --        33,729           --
Transfer agent fee..........................................................     24,223       191,367      (72,926)
Pricing and bookkeeping fees................................................         --       129,576       43,250
Trustees' fees..............................................................     27,440        20,058       (9,147)
Custody fee.................................................................      6,564        26,922           --
Audit fee...................................................................     28,398        39,500      (31,673)
Legal fee...................................................................     49,040            --       14,474
Registration fees...........................................................       (662)       91,918      (16,256)
Non-recurring costs (See Note 5)............................................         --        26,053           --
Other expenses..............................................................     25,961       114,673      (16,541)
                                                                             ----------   -----------    ---------
  Total Expenses before interest expense....................................    744,748     4,138,207     (653,450)
Interest Expense............................................................        849            --           --
  Total Expenses............................................................    745,597     4,138,207     (653,450)
Fees and expenses waived or reimbursed by Investment Advisor................   (255,663)           --      (33,071)
Fees and expenses waived or reimbursed by Transfer Agent....................         --        (1,058)       1,058
Fees and expenses waived or reimbursed by Distributor--Class C..............         --        (9,486)        (871)
Non-recurring costs assumed by Investment Advisor (See Note 5)..............         --       (26,053)          --
Custody earnings credit.....................................................         --          (237)          --
                                                                             ----------   -----------    ---------
  Net Expenses..............................................................    489,934     4,101,373     (686,334)
                                                                             ----------   -----------    ---------
Net Investment Income.......................................................  2,845,158    20,881,250      686,334
                                                                             ----------   -----------    ---------
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts
Net realized gain (loss) on:
  Investments...............................................................  1,031,927     3,899,855           --
  Futures contracts.........................................................         --      (381,708)          --
                                                                             ----------   -----------    ---------
   Net Realized gain........................................................  1,031,927     3,518,147           --
Net change in unrealized appreciation/depreciation) on:
  Investments...............................................................   (774,914)     (719,313)          --
  Futures contracts.........................................................         --      (230,973)          --
                                                                             ----------   -----------    ---------
   Net change in unrealized appreciation/depreciation.......................   (774,914)     (950,286)          --
                                                                             ----------   -----------    ---------
Net Gain....................................................................    257,013     2,567,861           --
                                                                             ----------   -----------    ---------
Net Increase in Net Assets from Operations.................................. $3,102,171   $23,449,111    $ 686,334
                                                                             ==========   ===========    =========

                                                                                Columbia
                                                                              Intermediate
                                                                               Tax-Exempt
                                                                               Bond Fund
                                                                               Pro-Forma
                                                                                Combined
                                                                             ------------
Investment Income:
Interest.................................................................... $28,237,088
Dividends...................................................................      62,205
Dividends from affiliates...................................................      18,422
                                                                             -----------
  Total Investment Income...................................................  28,317,715
                                                                             -----------
Expenses:
Investment advisory fee.....................................................   2,951,853(c)
Administration fee..........................................................     420,986(c)
Distribution Fee
  Class A...................................................................         -- (a)
  Class B...................................................................      20,734(a)
  Class C...................................................................      14,960(a)
  Class G...................................................................       9,025(a)
Service Fee
  Class A...................................................................      52,951(a)
  Class B...................................................................       6,380(a)
  Class C...................................................................       4,591(a)
  Class G...................................................................       2,083(a)
  Class T...................................................................      33,729(a)
Transfer agent fee..........................................................     142,664(d)
Pricing and bookkeeping fees................................................     172,826(b)
Trustees' fees..............................................................      38,351(b)
Custody fee.................................................................      33,486
Audit fee...................................................................      36,225(b)
Legal fee...................................................................      63,514(b)
Registration fees...........................................................      75,000(b)
Non-recurring costs (See Note 5)............................................      26,053
Other expenses..............................................................     124,093(b)
                                                                             -----------
  Total Expenses before interest expense....................................   4,229,505
Interest Expense............................................................         849
  Total Expenses............................................................   4,230,354
Fees and expenses waived or reimbursed by Investment Advisor................    (288,734)(f)
Fees and expenses waived or reimbursed by Transfer Agent....................         -- (d)
Fees and expenses waived or reimbursed by Distributor--Class C..............     (10,357)(e)
Non-recurring costs assumed by Investment Advisor (See Note 5)..............     (26,053)
Custody earnings credit.....................................................        (237)
                                                                             -----------
  Net Expenses..............................................................   3,904,973
                                                                             -----------
Net Investment Income.......................................................  24,412,742
                                                                             -----------
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts
Net realized gain (loss) on:
  Investments...............................................................   4,931,782
  Futures contracts.........................................................    (381,708)
                                                                             -----------
   Net Realized gain........................................................   4,550,074
Net change in unrealized appreciation/depreciation) on:
  Investments...............................................................  (1,494,227)
  Futures contracts.........................................................    (230,973)
                                                                             -----------
   Net change in unrealized appreciation/depreciation.......................  (1,725,200)
                                                                             -----------
Net Gain....................................................................   2,824,874
                                                                             -----------
Net Increase in Net Assets from Operations.................................. $27,237,616
                                                                             ===========

--------
(a)Based on the contract in effect for the Columbia Intermediate Tax-Exempt Bond Fund, the surviving fund.
(b)Reflects elimination of duplicate expenses achieved as a result of merging funds.
(c)Certain fees have been reduced based on the terms of the New York Attorney General Settlement. See Note 5 of the notes to the financial statements.
(d)Reflects the reduction of fees due to the consolidation of transfer agency services with one vendor.
(e)Based on voluntary fee waiver for the Columbia Intermediate Tax-exempt Bond Fund, the surviving fund.
(f)Based on contractual cap expected post merger.

                                Capitalization

   The following table shows on an unaudited basis the capitalization of the Nations Tennessee Intermediate Municipal Bond Fund and the Columbia Intermediate Tax-Exempt Fund as of April 29, 2005, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Nations Tennessee Intermediate Municipal Bond Fund by the Columbia Intermediate Tax-Exempt Fund at net asset value as of that date:

                            Nations                                           Columbia
                            Tennesee       Columbia                         Intermediate
                          Intermediate   Intermediate                      Tax-Exempt Fund
                           Municipal   Tax-Exempt Fund      Pro Forma         Pro Forma
                           Bond Fund   (Acquiring Fund)    Adjustments       Combined(1)
                          ------------ ---------------- ------------       ---------------
Class A(7)
Net asset value.......... $        --    $ 20,453,334   $ 15,462,135(2)(3)  $ 35,915,469
Shares outstanding.......          --       1,949,152      1,474,168(3)        3,423,320
Net asset value per share $        --    $      10.49                       $      10.49

Class B(7)
Net asset value.......... $        --    $  2,285,954   $  3,340,606(2)(4)  $  5,626,560
Shares outstanding.......          --         217,844        318,476(4)          536,320
Net asset value per share $        --    $      10.49                       $      10.49

Class C(7)
Net asset value.......... $        --    $  3,004,633   $  1,547,293(2)(5)  $  4,551,926
Shares outstanding.......          --         286,331        147,528(5)          433,859
Net asset value per share $        --    $      10.49                       $      10.49

Class G
Net asset value.......... $        --    $    685,226   $        (63)(2)    $    685,163
Shares outstanding.......          --          65,300             --              65,300
Net asset value per share $        --    $      10.49                       $      10.49

Class T
Net asset value.......... $        --    $ 18,399,248   $     (1,702)(2)    $ 18,397,546
Shares outstanding.......          --       1,753,386             --           1,753,386
Net asset value per share $        --    $      10.49                       $      10.49

Class Z(7)
Net asset value.......... $        --    $453,758,362   $ 36,397,467(2)(6)  $490,155,829
Shares outstanding.......          --      43,241,702      3,473,732(6)       46,715,434
Net asset value per share $        --    $      10.49                       $      10.49

Investor A
Net asset value.......... $15,464,027    $         --   $(15,464,027)       $         --
Shares outstanding.......   1,476,170              --   $ (1,476,170)                 --
Net asset value per share $     10.48    $         --                       $         --

Investor B
Net asset value.......... $ 3,340,818    $         --   $ (3,340,818)       $         --
Shares outstanding.......     318,875              --   $   (318,875)                 --
Net asset value per share $     10.48    $         --                       $         --

Investor C
Net asset value.......... $ 1,547,571    $         --   $ (1,547,571)       $         --
Shares outstanding.......     148,464              --   $   (148,464)                 --
Net asset value per share $     10.42    $         --                       $         --

Primary A
Net asset value.......... $36,439,452    $         --   $(36,439,452)       $         --
Shares outstanding.......   3,478,304              --   $ (3,478,304)                 --
Net asset value per share $     10.48    $         --                       $         --

--------
(1)Assumes the Merger was consummated on April 29, 2005 and is for information purposes only. No assurance can be given as to how many shares of the Columbia Intermediate Tax-Exempt Fund will be received by the shareholders of the Nations Tennessee Intermediate Municipal Bond Fund on the date the Merger takes place, and the foregoing should not be relied upon to reflect the number of shares of the Columbia Intermediate Tax-Exempt Fund that actually will be received on or after such date.
(2)Adjustments reflect one time proxy, accounting, legal and other costs of the Merger as approved by the Board of Trustees of $0 and $46,132 to be borne by Nations Tennessee Intermediate Municipal Bond Fund and Columbia Intermediate Tax Exempt Fund, respectively.
(3)Includes net assets and shares from Investor A. Investor A shares will merge into Class A on the date of the Merger.
(4)Includes net assets and shares from Investor B. Investor B shares will merge into Class B on the date of the Merger.
(5)Includes net assets and shares from Investor C. Investor C shares will merge into Class C on the date of the Merger.
(6)Includes net assets and shares from Primary A. Primary A shares will merge into Class Z on the date of the Merger.
(7)Investor A, B, C and Primary A shares of Nations Tennessee Intermediate Municipal Bond Fund are exchanged for Class A, B, C and Z shares of Columbia Intermediate Tax-Exempt Fund based on the net asset value per share of Columbia Intermediate Tax-Exempt Fund's Class A, B, C and Z shares, respectively, at the time of the Merger.

                  COLUMBIA INTERMEDIATE TAX-EXEMPT BOND FUND
                                      AND
                     NATIONS KANSAS MUNICIPAL INCOME FUND

                   PRO FORMA COMBINING FINANCIAL STATEMENTS
                                  (UNAUDITED)

                         Notes to Financial Statements
                               October 31, 2004
                                  (unaudited)

Note 1. Organization

   Columbia Intermediate Tax-Exempt Bond Fund (the "Acquiring Fund"), a series of Columbia Funds Trust V (the "Trust"), is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

  Investment Goal

   The Acquiring Fund seeks to provide investors with current income, exempt from federal income tax, consistent with preservation of capital.

  Fund Shares

   The Acquiring Fund may issue an unlimited number of shares. The Acquiring Fund offers six classes of shares: Class A, Class B, Class C, Class G, Class T and Class Z shares. Each share class has its own expense structure.

Note 2. Basis of Combination

   The accompanying pro-forma financial statements are presented to show the effect of the proposed merger of Nations Kansas Municipal Income Fund, a series of Nations Funds Trust, ("Target Fund"), by the Acquiring Fund as if such mergers had occurred on November 1, 2003.

   Columbia Management Advisors, Inc. expects that all of the securities of held by each of the Target Funds will comply with the investment goal and strategies of the combined fund.

   Under the terms of the merger, the combination of the Target Funs and Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The merger will be accomplished by a combination of the net assets of the Target Fund into the Acquiring Fund in exchange for new shares of the Acquiring Fund at net asset value.

   The Investment Portfolio and Statement of Assets and Liabilities of the Target Fund and Acquiring Fund have been combined to reflect balances as of August 31, 2004. The Statement of Operations of the Target Fund and Acquiring Fund has been combined to reflect twelve months ended August 31, 2004. Columbia Management Advisors, Inc. believes that all of the securities held by the Target Fund would be eligible for purchase by the Acquiring Fund.

   Following the merger the Acquiring Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the Acquiring Fund and the results of operations for pre-combination periods will not be restated.

   The accompanying pro-forma combined financial statements should be read in conjunction with the financial statements of the Acquiring Fund and the Target Fund included within their respective annual shareholder reports dated October 31, 2004 and March 31, 2005, respectively, as well as the semi-annual shareholder reports dated April 30, 2004 and September 30, 2004, respectively.

   The following notes refer to the accompanying pro-forma combined financial statements as if the merger referenced above of the Target Fund by the Acquiring Fund had occurred on November 1, 2003.

Note 3. Significant Accounting Policies

   Both the Acquiring Fund and the Target Fund have substantially the same accounting policies, which are detailed in the annual shareholder reports referenced above in Note 2. The Acquiring Fund actively engaged in futures contracts. The accounting policies for these transactions are disclosed below.

  Futures Contracts

   The Acquiring Fund may invest in municipal and U.S. Treasury futures contracts. The Acquiring Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Acquiring Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, Inc. of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Acquiring Fund's Statement of Assets and Liabilities at any given time.

   Upon entering into a futures contract, the Acquiring Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Acquiring Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Acquiring Fund also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Acquiring Fund recognizes a realized gain or loss when the contract is closed or expires.

  Federal Income Tax Status

   Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Note 4. Capital Shares

   The pro-forma combining net asset value per share assumes the issuance of Acquiring Fund shares to Target Funds shareholders in connection with the proposed merger. The number of shares assumed to be issued is equal to the net asset value of the Target Fund divided by the net asset value per share of the Acquiring Fund as of

October 31, 2004. The pro-forma number of shares outstanding, by class, for the combined entity consists of the following at October 31, 2004.

                          Shares of    Additional Shares   Total Shares
                       Acquiring Fund   Assumed Issued     Outstanding
       Class of Shares Pre-Combination    with Merger    Post Combination
       --------------- --------------- ----------------- ----------------
       Class A........    2,097,863          401,222         2,499,085
       Class B........      243,067           26,277           269,344
       Class C........      283,179           12,866           296,045
       Class G........       80,010               --            80,010
       Class T........    1,878,140               --         1,878,140
       Class Z........   44,468,382        6,249,718        50,718,100

Note 5. Legal Proceedings

   On February 9, 2005, Columbia and the Distributor (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

   Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce certain Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

   Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Fund's independent trustees and not unacceptable to the staff of the SEC. "At this time, the distribution plan is still under development. As such, any gain to the fund or its shareholders can not currently be determined."

   As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

   A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

   On January 11, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Fund and Columbia. The lawsuit alleges that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Fund and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs allege that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions.

   In 2004, certain Columbia funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose.

   On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia EntitiesLitigation. The plaintiffs are expected to file a consolidated amended complaint in June 2005. The Fund and the other defendants to these actions, including Columbia and various of its affiliates, certain other mutual funds advised by Columbia and its affiliates, and various directors of such funds, have denied these allegations and are contesting the plaintiffs' claims. These proceedings are ongoing, however, based on currently available information, Columbia believes that these lawsuits are without merit, that the likelihood they will have a material adverse impact on any fund is remote, and that the lawsuits are not likely to materially affect its ability to provide investment management services to its clients, including the Fund.

   In connection with events described in detail above, various parties have filed suit against certain funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL").

   On March 21, 2005 purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has conditionally ordered its transfer to the MDL. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, can not currently be made.

            PRO-FORMA COMBINING STATEMENTS OF ASSETS & LIABILITIES
                      As of October 31, 2004 (Unaudited)

                                           Nations      Columbia                      Columbia
                                          Tennessee   Intermediate                  Intermediate
                                         Intermediate  Tax-Exempt                    Tax-Exempt
                                          Municipal    Bond Fund                     Bond Fund
                                          Bond Fund    Acquiring       Pro-Forma     Pro-Forma
                                         Target Fund      Fund        Adjustments     Combined
                                         ------------ ------------  -----------     ------------
Assets:
Unaffiliated investments, at cost....... $54,523,186  $475,042,499  $        --     $529,565,685
Affiliated investments, at cost.........     915,000            --           --          915,000
                                         -----------  ------------  -----------     ------------
 Total investments, at cost.............  55,438,186   475,042,499           --      530,480,685
Unaffiliated investments, at value...... $57,981,898  $517,437,834  $        --     $575,419,732
Affiliated investments, at value........     915,000            --           --          915,000
                                         -----------  ------------  -----------     ------------
 Total investments, at value............  58,896,898   517,437,834           --      576,334,732
Cash....................................         417        92,441           --           92,858
Receivable for:
 Investments sold.......................          --     4,430,422           --        4,430,422
 Fund shares sold.......................          33       165,532           --          165,565
 Interest...............................     695,624     7,719,298           --        8,414,922
Receivable from Investment Advisor......     554,624            --           --          554,624
Deferred Trustees' compensation plan....          --        23,401           --           23,401
Other Assets............................          --            --           --               --
                                         -----------  ------------  -----------     ------------
   Total Assets......................... $60,147,596  $529,868,928  $        --     $590,016,524
                                         -----------  ------------  -----------     ------------
Liabilities:
Payable for:
 Investments purchased..................   1,517,623     1,785,192           --        3,302,815
 Fund shares repurchased................         251       774,436           --          774,687
 Futures variation margin...............          --        54,000           --           54,000
 Distributions..........................     190,043     1,256,456           --        1,446,499
 Investment advisory fee................     552,409       243,290           --          795,699
 Administration fee.....................      10,755        29,701           --           40,456
 Transfer agent fee.....................       7,747        27,253           --           35,000
 Pricing and bookkeeping fees...........          --        13,861           --           13,861
 Trustees' fees.........................      94,437         1,313           --           95,750
 Audit fee..............................      15,996        24,440           --           40,436
 Legal fee..............................      13,686            --           --           13,686
 Custody fee............................       2,216         4,349           --            6,565
 Distribution and service fees..........       8,028         9,960           --           17,988
 Miscellaneous fee......................       2,528            --           --            2,528
Deferred Trustees' fees.................          --        23,401           --           23,401
Other liabilities.......................          --        37,487       46,132(d)        83,619
                                         -----------  ------------  -----------     ------------
   Total Liabilities....................   2,415,719     4,285,139       46,132        6,746,990
                                         -----------  ------------  -----------     ------------
Net Assets.............................. $57,731,877  $525,583,789  $   (46,132)(d) $583,269,534
                                         ===========  ============  ===========     ============
Composition of Net Assets:
Paid-in capital......................... $54,317,287  $479,545,394           --     $533,862,681
Accumulated net investment income.......      41,880       939,675      (46,132)(d)      935,423
Accumulated net realized gain (loss) on
 investments and futures contracts......     (86,002)    2,934,358           --        2,848,356
Unrealized appreciation (depreciation)
 on:
 Investments............................   3,458,712    42,395,335           --       45,854,047
 Futures contracts......................          --      (230,973)          --         (230,973)
                                         -----------  ------------  -----------     ------------
Net Assets.............................. $57,731,877  $525,583,789  $   (46,132)(d) $583,269,534
                                         ===========  ============  ===========     ============
Class A:(a)
Net assets.............................. $        --  $ 22,478,855  $15,736,228(d)  $ 38,215,083
Shares outstanding......................          --     2,097,863    1,466,977(e)     3,564,840
                                         ===========  ============                  ============
Net asset value per share(b)............          --  $      10.72                  $      10.72
                                         ===========  ============                  ============
Maximum sales charge....................          --          4.75%                         4.75%
                                         ===========  ============                  ============
Maximum offering price per share(c)..... $        --  $      11.25                  $      11.25
                                         ===========  ============                  ============
Class B:(a)
Net assets.............................. $        --  $  2,604,546  $ 3,765,557(d)  $  6,370,103
Shares outstanding......................          --       243,067      351,159(e)       594,226
                                         ===========  ============                  ============
Net asset value and offering price per
 share(b)...............................          --  $      10.72                  $      10.72
                                         ===========  ============                  ============

                                           Nations      Columbia                       Columbia
                                          Tennessee   Intermediate                   Intermediate
                                         Intermediate  Tax-Exempt                     Tax-Exempt
                                          Municipal    Bond Fund                      Bond Fund
                                          Bond Fund    Acquiring       Pro-Forma      Pro-Forma
                                         Target Fund      Fund        Adjustments      Combined
                                         ------------ ------------  ------------     ------------
Class C:(a)
Net assets.............................. $        --  $  3,034,295  $  1,802,437(d)  $  4,836,732
Shares outstanding......................          --       283,179       168,009(e)       451,188
                                         ===========  ============                   ============
Net asset value and offering price per
 share(b)...............................          --  $      10.72                   $      10.72
                                         ===========  ============                   ============

Class G:
Net assets.............................. $        --  $    857,327  $        (75)(d) $    857,252
Shares outstanding......................          --        80,010                         80,010
                                         ===========  ============                   ============
Net asset value and offering price per
 share(b)............................... $        --  $      10.72                   $      10.72
                                         ===========  ============                   ============

Class T:
Net assets.............................. $        --  $ 20,124,544  $     (1,766)(d) $ 20,122,778
Shares outstanding......................          --     1,878,140                      1,878,140
                                         ===========  ============                   ============
Net asset value per share(b)............ $        --  $      10.72                   $      10.72
                                         ===========  ============                   ============
Maximum sales charge....................          --          4.75%                          4.75%
                                         ===========  ============                   ============
Maximum offering price per share (c).... $        --  $      11.25                   $      11.23
                                         ===========  ============                   ============

Class Z:(a)
Net assets.............................. $        --  $476,484,222  $ 36,383,364(d)  $512,867,586
Shares outstanding......................          --    44,468,382     3,373,744(e)    47,842,126
                                         ===========  ============                   ============
Net asset value, offering and
 redemption price per share............. $        --  $      10.72                   $      10.72
                                         ===========  ============                   ============

Investor A Shares:(a)
Net assets.............................. $15,738,201  $         --  $(15,738,201)    $         --
Shares outstanding......................   1,482,947            --    (1,482,947)              --
                                         ===========  ============                   ============
Net asset value and redemption price
 per share.............................. $     10.61            --                   $         --
                                         ===========  ============                   ============
Maximum sales charge....................        3.25%           --                           3.25%
                                         ===========  ============                   ============
Maximum offering price per share........ $     10.97  $         --                   $         --
                                         ===========  ============                   ============

Investor B Shares:(a)
Net assets.............................. $ 3,765,786  $         --  $ (3,765,786)    $         --
Shares outstanding......................     354,795            --      (354,795)              --
                                         ===========  ============                   ============
Net asset value and offering price per
 share(b)............................... $     10.61  $         --                   $         --
                                         ===========  ============                   ============

Investor C Shares:(a)
Net assets.............................. $ 1,802,703  $         --  $ (1,802,703)    $         --
Shares outstanding......................     170,706            --      (170,706)              --
                                         ===========  ============                   ============
Net asset value and offering price per
 share(b)............................... $     10.56  $         --                   $         --
                                         ===========  ============                   ============

Primary A Shares:(a)
Net assets.............................. $36,425,187  $         --  $(36,425,187)    $         --
Shares outstanding......................   3,431,893            --    (3,431,893)    $         --
                                         ===========  ============                   ============
Net asset value, offering and
 redemption price per share............. $     10.61  $         --                   $         --
                                         ===========  ============                   ============

--------
(a)Investor A, Investor B, Investor C and Primary A shares of Nations Tennessee Intermediate Municipal Bond Fund are exchanged for Class A, B, C and Z shares of Columbia Intermediate Tax Exempt Bond Fund shares, based on the net asset value per share of Columbia Intermediate Tax-Exempt Bond Fund's Class A, B, C and Z shares, respectively, at the time of the merger.
(b)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(c)On sales of $50,000 or more the offering price is reduced.
(d)Adjustment reflects one time proxy, accounting, legal and other costs of the reorganization as approved by the Board of Trustees of $0.00 and $46,132 to be borne by Nations Tennessee Intermediate Municipal Bond and Columbia Intermediate Tax-Exempt Bond Funds, respectively.
(e)Reflects estimated shares issued to Target Fund at the time of the merger.

                 PRO-FORMA COMBINING STATEMENTS OF OPERATIONS
           For the Twelve Months Ended October 31, 2004 (Unaudited)

                                     Nations Tennessee
                                       Intermediate        Columbia                   Columbia Intermediate
                                         Municipal     Intermediate Tax-                   Tax-Exempt
                                         Bond Fund     Exempt Bond Fund   Pro-Forma         Bond Fund
                                        Target Fund     Acquiring Fund   Adjustments   Pro-Forma Combined
                                     ----------------- ----------------- -----------  ---------------------
Investment Income:
Interest............................    $2,718,925        $24,920,418    $        --       $27,639,343
Dividends...........................            --             62,205             --            62,205
Dividends from affiliates...........        10,173                 --             --            10,173
                                        ----------        -----------    -----------       -----------
 Total Investment Income............     2,729,098         24,982,623             --        27,711,721
                                        ----------        -----------    -----------       -----------
Expenses:
Investment advisory fee.............       239,496          2,998,135       (367,543)        2,870,088(c)
Administration fee..................       131,722            368,250        (91,726)          408,246(c)
Distribution Fee
 Class A............................            --                 --             --               -- (a)
 Class B............................        28,922             18,945         (3,876)           43,991(a)
 Class C............................        14,864             13,690         (1,987)           26,567(a)
 Class G............................            --              9,025             --             9,025(a)
Service Fee
 Class A............................        37,213             44,249         (7,497)           73,965(a)
 Class B............................         9,641              5,829         (1,934)           13,536(a)
 Class C............................         4,955              4,205         (1,008)            8,152(a)
 Class G............................            --              2,083             --             2,083(a)
 Class T............................            --             33,729             --            33,729(a)
Transfer agent fee..................        20,048            191,367        (66,441)          144,974(d)
Pricing and bookkeeping fees........            --            129,576         40,398           169,974(b)
Trustees' fees......................        27,440             20,058         (9,147)           38,351(b)
Custody fee.........................         6,054             26,922             --            32,976
Audit fee...........................        28,971             39,500        (32,246)           36,225(b)
Legal fee...........................        48,645                 --         14,474            63,119(b)
Registration fees...................         1,691             91,918        (18,609)           75,000(b)
Non-recurring costs (See Note 5)....            --             26,053             --            26,053
Other expenses......................        23,533            114,673        (16,489)          121,717(b)
                                        ----------        -----------    -----------       -----------
 Total Expenses before interest
   expense..........................       623,195          4,138,207       (563,632)        4,197,770
Interest Expense....................           114                 --             --               114
 Total Expenses.....................       623,309          4,138,207       (563,632)        4,197,884
Fees and expenses waived or
 reimbursed by Investment Advisor...      (228,231)                --       (685,588)         (913,819)(f)
Fees and expenses waived or
 reimbursed by Transfer Agent.......            --             (1,058)         1,058               -- (d)
Fees and expenses waived or
 reimbursed by Distributor--Class C.            --             (9,486)        (8,907)          (18,393)(e)
Non-recurring costs assumed by
 Investment Advisor (See Note 5)....            --            (26,053)            --           (26,053)
Custody earnings credit.............            --               (237)            --              (237)
                                        ----------        -----------    -----------       -----------
 Net Expenses.......................       395,078          4,101,373     (1,257,069)        3,239,382
                                        ----------        -----------    -----------       -----------
Net Investment Income...............     2,334,020         20,881,250      1,257,069        24,472,339
                                        ----------        -----------    -----------       -----------
Net Realized and Unrealized Gain
 (Loss) on Investments and Futures
 Contracts
Net realized gain (loss) on:
 Investments........................       158,329          3,899,855             --         4,058,184
 Futures contracts..................            --           (381,708)            --          (381,708)
                                        ----------        -----------    -----------       -----------
   Net Realized gain................       158,329          3,518,147             --         3,676,476
Net change in unrealized
 appreciation/depreciation) on:
 Investments........................        55,467           (719,313)            --          (663,846)
 Futures contracts..................            --           (230,973)            --          (230,973)
                                        ----------        -----------    -----------       -----------
   Net change in unrealized
    appreciation/depreciation.......        55,467           (950,286)            --          (894,819)
                                        ----------        -----------    -----------       -----------
Net Gain............................       213,796          2,567,861             --         2,781,657
                                        ----------        -----------    -----------       -----------
Net Increase in Net Assets from
 Operations.........................    $2,547,816        $23,449,111    $ 1,257,069       $27,253,996
                                        ==========        ===========    ===========       ===========

--------
(a)Based on the contract in effect for the Columbia Intermediate Tax-Exempt Bond Fund, the surviving fund.
(b)Reflects elimination of duplicate expenses achieved as a result of merging funds.
(c)Certain fees have been reduced based on the terms of the New York Attorney General Settlement. See Note 5 of the notes to the financial statements.
(d)Reflects the reduction of fees due to the consolidation of transfer agency services with one vendor.
(e)Based on voluntary fee waiver for the Columbia Intermediate Tax-exempt Bond Fund, the surviving fund.
(f)Based on contractual cap expected post merger

                                Capitalization

   The following table shows on an unaudited basis the capitalization of the Nations Intermediate Municipal Bond Fund and the Columbia Intermediate Tax-Exempt Fund as of April 29, 2005, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Nations Intermediate Municipal Bond Fund by the Columbia Intermediate Tax-Exempt Fund at net asset value as of that date:

                                                                                   Columbia
                             Nations         Columbia                            Intermediate
                           Intermediate    Intermediate                         Tax-Exempt Fund
                            Municipal    Tax-Exempt Fund        Pro Forma          Pro Forma
                            Bond Fund    (Acquiring Fund)      Adjustments        Combined(1)
                          -------------- ---------------- ---------------       ---------------
Class A(7)
Net asset value.......... $           --   $ 20,453,334   $    31,027,708(2)(3) $   51,481,042
Shares outstanding.......             --      1,949,152         2,958,017(3)         4,907,169
Net asset value per share $           --   $      10.49                         $        10.49

Class B(7)
Net asset value.......... $           --   $  2,285,954   $     4,440,807(2)(4) $    6,726,761
Shares outstanding.......             --        217,844           423,357(4)           641,201
Net asset value per share $           --   $      10.49                         $        10.49

Class C(7)
Net asset value.......... $           --   $  3,004,633   $     4,207,678(2)(5) $    7,212,311
Shares outstanding.......             --        286,331           401,140(5)           687,471
Net asset value per share $           --   $      10.49                         $        10.49

Class G
Net asset value.......... $           --   $    685,226   $           (63)(2)   $      685,163
Shares outstanding.......             --         65,300                --               65,300
Net asset value per share $           --   $      10.49                         $        10.49

Class T
Net asset value.......... $           --   $ 18,399,248   $        (1,702)(2)   $   18,397,546
Shares outstanding.......             --      1,753,386                --            1,753,386
Net asset value per share $           --   $      10.49                         $        10.49

Class Z(7)
Net asset value.......... $           --   $453,758,362   $ 1,636,548,667(2)(6) $2,090,307,029
Shares outstanding.......             --     43,241,702       156,014,361(6)       199,256,063
Net asset value per share $           --   $      10.49                         $        10.49

Investor A
Net asset value.......... $   31,029,600   $         --   $   (31,029,600)      $           --
Shares outstanding.......      3,045,129             --   $    (3,045,129)                  --
Net asset value per share $        10.19   $         --                         $           --

Investor B
Net asset value.......... $    4,441,019   $         --   $    (4,441,019)      $           --
Shares outstanding.......        435,913             --   $      (435,913)                  --
Net asset value per share $        10.19   $         --                         $           --

Investor C
Net asset value.......... $    4,207,956   $         --   $    (4,207,956)      $           --
Shares outstanding.......        412,957             --   $      (412,957)                  --
Net asset value per share $        10.19   $         --                         $           --

Primary A
Net asset value.......... $1,636,590,652   $         --   $(1,636,590,652)      $           --
Shares outstanding.......    160,595,170             --   $  (160,595,170)                  --
Net asset value per share $        10.19   $         --                         $           --

--------
(1)Assumes the Merger was consummated on April 29, 2005 and is for information purposes only. No assurance can be given as to how many shares of the Columbia Intermediate Tax-Exempt Fund will be received by the shareholders of the Nations Intermediate Municipal Bond Fund on the date the Merger takes place, and the foregoing should not be relied upon to reflect the number of shares of the Columbia Intermediate Tax-Exempt Fund that actually will be received on or after such date.
(2)Adjustments reflect one time proxy, accounting, legal and other costs of the Merger as approved by the Board of Trustees of $0 and $46,132 to be borne by Nations Intermediate Municipal Bond Fund and Columbia Intermediate Tax Exempt Fund, respectively.
(3)Includes net assets and shares from Investor A. Investor A shares will merge into Class A on the date of the Merger.
(4)Includes net assets and shares from Investor B. Investor B shares will merge into Class B on the date of the Merger.
(5)Includes net assets and shares from Investor C. Investor C shares will merge into Class C on the date of the Merger.
(6)Includes net assets and shares from Primary A. Primary A shares will merge into Class Z on the date of the Merger.
(7)Investor A, B, C and Primary A shares of Nations Intermediate Municipal Bond Fund are exchanged for Class A, B, C and Z shares of Columbia Intermediate Tax-Exempt Fund based on the net asset value per share of Columbia Intermediate Tax-Exempt Fund's Class A, B, C and Z shares, respectively, at the time of the Merger.

                  COLUMBIA INTERMEDIATE TAX-EXEMPT BOND FUND
                                      AND
              NATIONS TENNESSEE INTERMEDIATE MUNICIPAL BOND FUND

                   PRO FORMA COMBINING FINANCIAL STATEMENTS
                                  (UNAUDITED)

                         Notes to Financial Statements
                               October 31, 2004
                                  (unaudited)

Note 1. Organization

   Columbia Intermediate Tax-Exempt Bond Fund (the "Acquiring Fund"), a series of Columbia Funds Trust V (the "Trust"), is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

  Investment Goal

   The Acquiring Fund seeks to provide investors with current income, exempt from federal income tax, consistent with preservation of capital.

  Fund Shares

   The Acquiring Fund may issue an unlimited number of shares. The Acquiring Fund offers six classes of shares: Class A, Class B, Class C, Class G, Class T and Class Z shares. Each share class has its own expense structure.

Note 2. Basis of Combination

   The accompanying pro-forma financial statements are presented to show the effect of the proposed merger of Nations Tennessee Intermediate Municipal Bond Fund, a series of Nations Funds Trust "Target Fund"), by the Acquiring Fund as if such mergers had occurred on November 1, 2003.

   Columbia Management Advisors, Inc. expects that all of the securities of held by each of the Target Fund will comply with the investment goal and strategies of the combined fund.

   Under the terms of the merger, the combination of the Target Fund and Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The merger will be accomplished by a combination of the net assets of the Target Funds into the Acquiring Fund in exchange for new shares of the Acquiring Fund at net asset value.

   The Investment Portfolio and Statement of Assets and Liabilities of the Target Fund and Acquiring Fund have been combined to reflect balances as of August 31, 2004. The Statement of Operations of the Target Fund and Acquiring Fund has been combined to reflect twelve months ended August 31, 2004. Columbia Management Advisors, Inc. believes that all of the securities held by the Target Fund would be eligible for purchase by the Acquiring Fund.

   Following the merger the Acquiring Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the Acquiring Fund and the results of operations for pre-combination periods will not be restated.

   The accompanying pro-forma combined financial statements should be read in conjunction with the financial statements of the Acquiring Fund and the Target Fund included within their respective annual shareholder reports dated October 31, 2004 and March 31, 2005, respectively, as well as the semi-annual shareholder reports dated April 30, 2004 and September 30, 2004, respectively.

   The following notes refer to the accompanying pro-forma combined financial statements as if the merger referenced above of the Target Fund by the Acquiring Fund had occurred on November 1, 2003.

Note 3. Significant Accounting Policies

   Both the Acquiring Fund and the Target Fund have substantially the same accounting policies, which are detailed in the annual shareholder reports referenced above in Note 2. The Acquiring Fund actively engaged in futures contracts. The accounting policies for these transactions are disclosed below.

  Futures Contracts

   The Acquiring Fund may invest in municipal and U.S. Treasury futures contracts. The Acquiring Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Acquiring Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, Inc. of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Acquiring Fund's Statement of Assets and Liabilities at any given time.

   Upon entering into a futures contract, the Acquiring Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Acquiring Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Acquiring Fund also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Acquiring Fund recognizes a realized gain or loss when the contract is closed or expires.

  Federal Income Tax Status

   Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Note 4. Capital Shares

   The pro-forma combining net asset value per share assumes the issuance of Acquiring Fund shares to Target Fund shareholders in connection with the proposed merger. The number of shares assumed to be issued is equal to the net asset value of the Target Fund divided by the net asset value per share of the Acquiring Fund as of October 31, 2004. The pro-forma number of shares outstanding, by class, for the combined entity consists of the following at October 31, 2004.

                          Shares of    Additional Shares   Total Shares
                       Acquiring Fund   Assumed Issued     Outstanding
       Class of Shares Pre-Combination    with Merger    Post Combination
       --------------- --------------- ----------------- ----------------
           Class A....    2,097,863        1,466,977         3,564,840
           Class B....      243,067          351,159           594,226
           Class C....      283,179          168,009           451,188
           Class G....       80,010               --            80,010
           Class T....    1,878,140               --         1,878,140
           Class Z....   44,468,382        3,373,744        47,842,126

Note 5. Legal Proceedings

   On February 9, 2005, Columbia and the Distributor (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

   Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce certain Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

   Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Fund's independent trustees and not unacceptable to the staff of the SEC. "At this time, the distribution plan is still under development. As such, any gain to the fund or its shareholders can not currently be determined."

   As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

   A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

   On January 11, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Fund and Columbia. The lawsuit alleges that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Fund and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs allege that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions.

   In 2004, certain Columbia funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose.

   On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs are expected to file a consolidated amended complaint in June 2005. The Fund and the other defendants to these actions, including Columbia and various of its affiliates, certain other mutual funds advised by Columbia and its affiliates, and various directors of such funds, have denied these allegations and are contesting the plaintiffs' claims. These proceedings are ongoing, however, based on currently available information, Columbia believes that these lawsuits are without merit, that the likelihood they will have a material adverse impact on any fund is remote, and that the lawsuits are not likely to materially affect its ability to provide investment management services to its clients, including the Fund.

   In connection with events described in detail above, various parties have filed suit against certain funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL").

   On March 21, 2005 purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has conditionally ordered its transfer to the MDL. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, can not currently be made.

            PRO-FORMA COMBINING STATEMENTS OF ASSETS & LIABILITIES
                      As of October 31, 2004 (Unaudited)

                                           Columbia                                  Columbia
                                         Pennsylvania    Columbia                  Intermediate
                                         Intermediate  Intermediate                 Tax-Exempt
                                          Municipal     Tax-Exempt                  Bond Fund
                                          Bond Fund     Bond Fund     Pro-Forma     Pro-Forma
                                         Target Fund  Acquiring Fund Adjustments     Combined
                                         ------------ -------------- -----------   ------------
Assets:
Unaffiliated investments, at cost....... $22,959,105   $475,042,499   $     --     $498,001,604
Affiliated investments, at cost.........          --             --         --               --
                                         -----------   ------------   --------     ------------
 Total investments, at cost.............  22,959,105    475,042,499         --      498,001,604
Unaffiliated investments, at value...... $24,633,948   $517,437,834   $     --     $542,071,782
Affiliated investments, at value........          --             --         --               --
                                         -----------   ------------   --------     ------------
 Total investments, at value............  24,633,948    517,437,834         --      542,071,782
Cash....................................      38,529         92,441         --          130,970
Receivable for:
 Investments sold.......................       2,631      4,430,422         --        4,433,053
 Fund shares sold.......................          --        165,532         --          165,532
 Interest...............................     286,417      7,719,298         --        8,005,715
Receivable from Investment Advisor......          --             --         --               --
Deferred Trustees' compensation plan....       2,705         23,401         --           26,106
Other Assets............................       1,477             --         --            1,477
                                         -----------   ------------   --------     ------------
   Total Assets......................... $24,965,707   $529,868,928   $     --     $554,834,635
                                         -----------   ------------   --------     ------------
Liabilities:
Payable for:
 Investments purchased..................          --      1,785,192         --        1,785,192
 Fund shares repurchased................     143,000        774,436         --          917,436
 Futures variation margin...............          --         54,000         --           54,000
 Distributions..........................      55,237      1,256,456         --        1,311,693
 Investment advisory fee................      11,548        243,290         --          254,838
 Administration fee.....................       1,407         29,701         --           31,108
 Transfer agent fee.....................       1,185         27,253         --           28,438
 Pricing and bookkeeping fees...........       2,252         13,861         --           16,113
 Trustees' fees.........................         507          1,313         --            1,820
 Audit fee..............................      17,651         24,440         --           42,091
 Legal fee..............................          --             --         --               --
 Custody fee............................         871          4,349         --            5,220
 Distribution and service fees..........       1,399          9,960         --           11,359
 Miscellaneous fee......................          --             --         --               --
Deferred Trustees' fees.................       2,705         23,401         --           26,106
Other liabilities.......................       4,367         37,487     88,324 (d)      130,178
                                         -----------   ------------   --------     ------------
   Total Liabilities....................     242,129      4,285,139     88,324        4,615,592
                                         -----------   ------------   --------     ------------
Net Assets.............................. $24,723,578   $525,583,789   $(88,324)(d) $550,219,043
                                         ===========   ============   ========     ============
Composition of Net Assets:
Paid-in capital......................... $24,226,888   $479,545,394         --     $503,772,282
Accumulated net investment income.......      11,474        939,675    (88,324)(d)      862,825
Accumulated net realized gain (loss) on
 investments and futures contracts......  (1,189,627)     2,934,358         --        1,744,731
Unrealized appreciation (depreciation)
 on:
 Investments............................   1,674,843     42,395,335         --       44,070,178
 Futures contracts......................          --       (230,973)        --         (230,973)
                                         -----------   ------------   --------     ------------
Net Assets.............................. $24,723,578   $525,583,789   $(88,324)(d) $550,219,043
                                         ===========   ============   ========     ============

                                           Columbia                                  Columbia
                                         Pennsylvania    Columbia                  Intermediate
                                         Intermediate  Intermediate                 Tax-Exempt
                                          Municipal     Tax-Exempt                  Bond Fund
                                          Bond Fund     Bond Fund     Pro-Forma     Pro-Forma
                                         Target Fund  Acquiring Fund Adjustments     Combined
                                         ------------ -------------- -----------   ------------
Class A:(a)
Net assets.............................. $ 2,258,530   $ 22,478,855   $ (5,827)(d) $ 24,731,558
Shares outstanding......................     215,810      2,097,863     (6,625)       2,307,048
                                         ===========   ============                ============
Net asset value per share(b)............ $     10.47   $      10.72                $      10.72
                                         ===========   ============                ============
Maximum sales charge....................        4.75%          4.75%                       4.75%
                                         ===========   ============                ============
Maximum offering price per share(c)..... $     10.99   $      11.25                $      11.25
                                         ===========   ============                ============
Class B:(a)
Net assets.............................. $   924,870   $  2,604,546   $ (1,807)(d) $  3,527,609
Shares outstanding......................      88,377        243,067     (2,376)         329,068
                                         ===========   ============                ============
Net asset value and offering price per
 share(b)............................... $     10.47   $      10.72                $      10.72
                                         ===========   ============                ============
Class C:(a)
Net assets.............................. $   446,869   $  3,034,295   $ (1,029)(d) $  3,480,135
Shares outstanding......................      42,700        283,179     (1,240)         324,639
                                         ===========   ============                ============
Net asset value and offering price per
 share(b)............................... $     10.47   $      10.72                $      10.72
                                         ===========   ============                ============
Class G:
Net assets.............................. $        --   $    857,327   $    (75)(d) $    857,252
Shares outstanding......................          --         80,010                      80,010
                                         ===========   ============                ============
Net asset value and offering price per
 share(b)............................... $        --   $      10.72                $      10.72
                                         ===========   ============                ============
Class T:
Net assets.............................. $        --   $ 20,124,544   $ (1,766)(d) $ 20,122,778
Shares outstanding......................          --      1,878,140                   1,878,140
                                         ===========   ============                ============
Net asset value per share(b)............ $        --   $      10.72                $      10.72
                                         ===========   ============                ============
Maximum sales charge....................          --           4.75%                       4.75%
                                         ===========   ============                ============
Maximum offering price per share(c)..... $        --   $      11.25                $      11.23
                                         ===========   ============                ============
Class Z:(a)
Net assets.............................. $21,093,309   $476,484,222   $(77,820)(d) $497,499,711
Shares outstanding......................   2,015,548     44,468,382    (75,375)      46,408,555
                                         ===========   ============                ============
Net asset value, offering and
 redemption price per share............. $     10.47   $      10.72                $      10.72
                                         ===========   ============                ============

--------
(a)Class A, B, C and Z shares of Columbia Pennsylvania Intermediate Municipal Bond Fund are exchanged for Class A, B, C and Z shares of Columbia Intermediate Tax-Exempt Bond Fund shares, based on the net asset value per share of Columbia Intermediate Tax-Exempt Bond Fund's Class A, B, C and Z shares, respectively, at the time of the merger.
(b)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(c)On sales of $50,000 or more the offering price is reduced.
(d)Adjustment reflects one time proxy, accounting, legal and other costs of the reorganization as approved by the Board of Trustees of $42,192 and $46,132 to be borne by Columbia Pennsylvania Intermediate Municipal Bond and Columbia Intermediate Tax-Exempt Bond Funds, respectively.

                 PRO-FORMA COMBINING STATEMENTS OF OPERATIONS
           For the Twelve Months Ended October 31, 2004 (Unaudited)

                                                                     Columbia
                                                                   Pennsylvania
                                                                   Intermediate     Columbia
                                                                    Municipal   Intermediate Tax-
                                                                    Bond Fund   Exempt Bond Fund   Pro-Forma
                                                                   Target Fund   Acquiring Fund   Adjustments
                                                                   ------------ ----------------- -----------
Investment Income:
Interest..........................................................  $1,102,128     $24,920,418     $      --
Dividends.........................................................       3,753          62,205            --
Dividends from affiliates.........................................          --              --            --
                                                                    ----------     -----------     ---------
  Total Investment Income.........................................   1,105,881      24,982,623            --
                                                                    ----------     -----------     ---------
Expenses:
Investment advisory fee...........................................     144,843       2,998,135      (416,796)
Administration fee................................................      17,645         368,250           (71)
Distribution Fee
  Class A.........................................................          --              --            --
  Class B.........................................................       6,168          18,945          (813)
  Class C.........................................................       3,681          13,690          (476)
  Class G.........................................................          --           9,025            --
Service Fee
  Class A.........................................................       5,491          44,249        (1,098)
  Class B.........................................................       2,056           5,829          (408)
  Class C.........................................................       1,227           4,205          (248)
  Class G.........................................................          --           2,083            --
  Class T.........................................................          --          33,729            --
Transfer agent fee................................................       6,724         191,367       (59,338)
Pricing and bookkeeping fees......................................      23,766         129,576        17,278
Trustees' fees....................................................       6,869          20,058        (2,290)
Custody fee.......................................................       5,793          26,922            --
Audit fee.........................................................      27,572          39,500       (30,847)
Legal fee.........................................................          --              --        15,175
Registration fees.................................................      53,754          91,918       (70,672)
Non-recurring costs (See Note 5)..................................       1,193          26,053            --
Other expenses....................................................      11,711         114,673       (15,814)
                                                                    ----------     -----------     ---------
  Total Expenses before interest expense..........................     318,493       4,138,207      (566,417)
Interest Expense..................................................          --              --            --
  Total Expenses..................................................     318,493       4,138,207      (566,417)
Fees and expenses waived or reimbursed by Investment Advisor......          --              --            --
Fees and expenses waived or reimbursed by Transfer Agent..........          --          (1,058)        1,058
Fees and expenses waived or reimbursed by Distributor--Class C....      (1,718)         (9,486)         (493)
Non-recurring costs assumed by Investment Advisor (See Note 5)....      (1,193)        (26,053)           --
Custody earnings credit...........................................        (150)           (237)           --
                                                                    ----------     -----------     ---------
  Net Expenses....................................................     315,432       4,101,373      (565,852)
                                                                    ----------     -----------     ---------
Net Investment Income.............................................     790,449      20,881,250       565,852
                                                                    ----------     -----------     ---------
Net Realized and Unrealized Gain (Loss) on Investments and Futures
 Contracts
Net realized gain (loss) on:
  Investments.....................................................     248,894       3,899,855            --
  Futures contracts...............................................          --        (381,708)           --
                                                                    ----------     -----------     ---------
   Net Realized gain..............................................     248,894       3,518,147            --
Net change in unrealized appreciation/depreciation) on:
  Investments.....................................................     101,240        (719,313)           --
  Futures contracts...............................................          --        (230,973)           --
                                                                    ----------     -----------     ---------
   Net change in unrealized appreciation/depreciation.............     101,240        (950,286)           --
Net Gain..........................................................     350,134       2,567,861            --
                                                                    ----------     -----------     ---------
Net Increase in Net Assets from Operations........................  $1,140,583     $23,449,111     $ 565,852
                                                                    ==========     ===========     =========


                                                                   Columbia Intermediate
                                                                      Tax-Exempt Bond
                                                                      Fund Pro-Forma
                                                                         Combined
                                                                   ---------------------
Investment Income:
Interest..........................................................      $26,022,546
Dividends.........................................................           65,958
Dividends from affiliates.........................................               --
                                                                        -----------
  Total Investment Income.........................................       26,088,504
                                                                        -----------
Expenses:
Investment advisory fee...........................................        2,726,182(c)
Administration fee................................................          385,824(c)
Distribution Fee
  Class A.........................................................              -- (a)
  Class B.........................................................           24,300(a)
  Class C.........................................................           16,895(a)
  Class G.........................................................            9,025(a)
Service Fee
  Class A.........................................................           48,642(a)
  Class B.........................................................            7,477(a)
  Class C.........................................................            5,184(a)
  Class G.........................................................            2,083(a)
  Class T.........................................................           33,729(a)
Transfer agent fee................................................          138,753(d)
Pricing and bookkeeping fees......................................          170,620(b)
Trustees' fees....................................................           24,637(b)
Custody fee.......................................................           32,715
Audit fee.........................................................           36,225(b)
Legal fee.........................................................           15,175(b)
Registration fees.................................................           75,000(b)
Non-recurring costs (See Note 5)..................................           27,246
Other expenses....................................................          110,570(b)
                                                                        -----------
  Total Expenses before interest expense..........................        3,890,283
Interest Expense..................................................               --
  Total Expenses..................................................        3,890,283
Fees and expenses waived or reimbursed by Investment Advisor......               --
Fees and expenses waived or reimbursed by Transfer Agent..........              -- (d)
Fees and expenses waived or reimbursed by Distributor--Class C....          (11,697)(e)
Non-recurring costs assumed by Investment Advisor (See Note 5)....          (27,246)
Custody earnings credit...........................................             (387)
                                                                        -----------
  Net Expenses....................................................        3,850,953
                                                                        -----------
Net Investment Income.............................................       22,237,551
                                                                        -----------
Net Realized and Unrealized Gain (Loss) on Investments and Futures
 Contracts
Net realized gain (loss) on:
  Investments.....................................................        4,148,749
  Futures contracts...............................................         (381,708)
                                                                        -----------
   Net Realized gain..............................................        3,767,041
Net change in unrealized appreciation/depreciation) on:
  Investments.....................................................         (618,073)
  Futures contracts...............................................         (230,973)
                                                                        -----------
   Net change in unrealized appreciation/depreciation.............         (849,046)
Net Gain..........................................................        2,917,995
                                                                        -----------
Net Increase in Net Assets from Operations........................      $25,155,546
                                                                        ===========

--------
(a)Based on the contract in effect for the Columbia Intermediate Tax-Exempt Bond Fund, the surviving fund.
(b)Reflects elimination of duplicate expenses achieved as a result of merging funds.
(c)Certain fees have been reduced based on the terms of the New York Attorney General Settlement. See Note 5 of the notes to the financial statements.
(d)Reflects the reduction of fees due to the consolidation of transfer agency services with one vendor.
(e)Based on voluntary fee waiver for the Columbia Intermediate Tax-exempt Bond Fund, the surviving fund.

                                Capitalization

   The following table shows on an unaudited basis the capitalization of the Nations Kansas Municipal Income Fund and the Columbia Intermediate Tax-Exempt Fund as of April 29, 2005, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Nations Kansas Municipal Income Fund by the Columbia Intermediate Tax-Exempt Fund at net asset value as of that date:

                                                                                Columbia
                                             Columbia                         Intermediate
                          Nations Kansas   Intermediate                      Tax-Exempt Fund
                            Municipal    Tax-Exempt Fund      Pro Forma         Pro Forma
                           Income Fund   (Acquiring Fund)    Adjustments       Combined(1)
                          -------------- ---------------- ------------       ---------------
Class A
Net asset value..........  $        --     $ 20,453,334   $  4,188,558(2)(3)  $ 24,641,892
Shares outstanding.......           --        1,949,152        399,471(3)        2,348,623
Net asset value per share  $        --     $      10.49                       $      10.49

Class B
Net asset value..........  $        --     $  2,285,954   $    218,219(2)(4)  $  2,504,173
Shares outstanding.......           --          217,844         20,823(4)          238,667
Net asset value per share  $        --     $      10.49                       $      10.49

Class C
Net asset value..........  $        --     $  3,004,633   $    239,045(2)(5)  $  3,243,678
Shares outstanding.......           --          286,331         22,814(5)          309,145
Net asset value per share  $        --     $      10.49                       $      10.49

Class G
Net asset value..........  $        --     $    685,226   $        (63)(2)    $    685,163
Shares outstanding.......           --           65,300             --              65,300
Net asset value per share  $        --     $      10.49                       $      10.49

Class T
Net asset value..........  $        --     $ 18,399,248   $     (1,702)(2)    $ 18,397,546
Shares outstanding.......           --        1,753,386             --           1,753,386
Net asset value per share  $        --     $      10.49                       $      10.49

Class Z
Net asset value..........  $        --     $453,758,362   $ 60,717,355(2)(6)  $514,475,717
Shares outstanding.......           --       43,241,702      5,792,120(6)       49,033,822
Net asset value per share  $        --     $      10.49                       $      10.49

Investor A
Net asset value..........  $ 4,193,122     $         --   $ (4,193,122)       $         --
Shares outstanding.......      417,808               --   $   (417,808)                 --
Net asset value per share  $     10.04     $         --                       $         --

Investor B
Net asset value..........  $   218,570     $         --   $   (218,570)       $         --
Shares outstanding.......       21,806               --   $    (21,806)                 --
Net asset value per share  $     10.02     $         --                       $         --

Investor C
Net asset value..........  $   239,476     $         --   $   (239,476)       $         --
Shares outstanding.......       23,921               --   $    (23,921)                 --
Net asset value per share  $     10.01     $         --                       $         --

Primary A
Net asset value..........  $60,798,085     $         --   $(60,798,085)       $         --
Shares outstanding.......    6,057,080               --   $ (6,057,080)                 --
Net asset value per share  $     10.04     $         --                       $         --

--------
(1)Assumes the Merger was consummated on April 29, 2005 and is for information purposes only. No assurance can be given as to how many shares of the Columbia Intermediate Tax-Exempt Fund will be received by the shareholders of the Nations Kansas Municipal Income Fund on the date the Merger takes place, and the foregoing should not be relied upon to reflect the number of shares of the Columbia Intermediate Tax-Exempt Fund that actually will be received on or after such date.
(2)Adjustments reflect one time proxy, accounting, legal and other costs of the Merger as approved by the Board of Trustees of $41,709 and $46,132 to be borne by Nations Kansas Municipal Income Fund and Columbia Intermediate Tax Exempt Fund, respectively.
(3)Includes net assets and shares from Investor A. Investor A shares will merge into Class A on the date of the Merger.
(4)Includes net assets and shares from Investor B. Investor B shares will merge into Class B on the date of the Merger.
(5)Includes net assets and shares from Investor C. Investor C shares will merge into Class C on the date of the Merger.
(6)Includes net assets and shares from Primary A. Primary A shares will merge into Class Z on the date of the Merger.
(7)Investor A, B, C and Primary A shares of Nations Kansas Municipal Income Fund are exchanged for Class A, B, C and Z shares of Columbia Intermediate Tax-Exempt Fund based on the net asset value per share of Columbia Intermediate Tax-Exempt Fund's Class A, B, C and Z shares, respectively, at the time of the Merger.

                  COLUMBIA INTERMEDIATE TAX-EXEMPT BOND FUND
                                      AND
            COLUMBIA PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND

                   PRO FORMA COMBINING FINANCIAL STATEMENTS
                                  (UNAUDITED)

                         Notes to Financial Statements
                               October 31, 2004
                                  (unaudited)

Note 1. Organization

   Columbia Intermediate Tax-Exempt Bond Fund (the "Acquiring Fund"), a series of Columbia Funds Trust V (the "Trust"), is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

  Investment Goal

   The Acquiring Fund seeks to provide investors with current income, exempt from federal income tax, consistent with preservation of capital.

  Fund Shares

   The Acquiring Fund may issue an unlimited number of shares. The Acquiring Fund offers six classes of shares: Class A, Class B, Class C, Class G, Class T and Class Z shares. Each share class has its own expense structure.

Note 2. Basis of Combination

   The accompanying pro-forma financial statements are presented to show the effect of the proposed merger of Columbia Pennsylvania Intermediate Municipal Bond Fund, an existing series of the Trust, ("Target Fund"), by the Acquiring Fund as if such mergers had occurred on November 1, 2003.

   Columbia Management Advisors, Inc. expects that all of the securities of held by each of the Target Fund will comply with the investment goal and strategies of the combined fund.

   Under the terms of the merger, the combination of the Target Fund and Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The merger will be accomplished by a combination of the net assets of the Target Funds into the Acquiring Fund in exchange for new shares of the Acquiring Fund at net asset value.

   The Investment Portfolio and Statement of Assets and Liabilities of the Target Fund and Acquiring Fund have been combined to reflect balances as of August 31, 2004. The Statement of Operations of the Target Fund and Acquiring Fund has been combined to reflect twelve months ended August 31, 2004. Columbia Management Advisors, Inc. believes that all of the securities held by the Target Fund would be eligible for purchase by the Acquiring Fund.

   Following the merger the Acquiring Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the Acquiring Fund and the results of operations for pre-combination periods will not be restated.

   The accompanying pro-forma combined financial statements should be read in conjunction with the financial statements of the Acquiring Fund and the Target Fund included within their respective annual shareholder reports dated October 31, 2004 and March 31, 2005, respectively, as well as the semi-annual shareholder reports dated April 30, 2004 and September 30, 2004 , respectively.

   The following notes refer to the accompanying pro-forma combined financial statements as if the merger referenced above of the Target Fund by the Acquiring Fund had occurred on November 1, 2003.

Note 3. Significant Accounting Policies

   Both the Acquiring Fund and the Target Fund have substantially the same accounting policies, which are detailed in the annual shareholder reports referenced above in Note 2. The Acquiring Fund actively engaged in futures contracts. The accounting policies for these transactions are disclosed below.

  Futures Contracts

   The Acquiring Fund may invest in municipal and U.S. Treasury futures contracts. The Acquiring Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Acquiring Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, Inc. of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Acquiring Fund's Statement of Assets and Liabilities at any given time.

   Upon entering into a futures contract, the Acquiring Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Acquiring Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Acquiring Fund also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Acquiring Fund recognizes a realized gain or loss when the contract is closed or expires.

  Federal Income Tax Status

   Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Note 4. Capital Shares

   The pro-forma combining net asset value per share assumes the issuance of Acquiring Fund shares to Target Fund shareholders in connection with the proposed merger. The number of shares assumed to be issued is equal to the net asset value of the Target Fund divided by the net asset value per share of the Acquiring Fund as of October 31, 2004. The pro-forma number of shares outstanding, by class, for the combined entity consists of the following at October 31, 2004.

                          Shares of    Additional Shares   Total Shares
                       Acquiring Fund   Assumed Issued     Outstanding
       Class of Shares Pre-Combination    with Merger    Post Combination
       --------------- --------------- ----------------- ----------------
           Class A....    2,097,863          209,185         2,307,048
           Class B....      243,067           86,001           329,068
           Class C....      283,179           41,460           324,639
           Class G....       80,010               --            80,010
           Class T....    1,878,140               --         1,878,140
           Class Z....   44,468,382        1,940,173        46,408,555

Note 5. Legal Proceedings

   On February 9, 2005, Columbia and the Distributor (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

   Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce certain Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

   Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Fund's independent trustees and not unacceptable to the staff of the SEC. "At this time, the distribution plan is still under development. As such, any gain to the fund or its shareholders can not currently be determined."

   As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

   A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

   On January 11, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Fund and Columbia. The lawsuit alleges that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Fund and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs allege that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions.

   In 2004, certain Columbia funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose.

   On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia EntitiesLitigation. The plaintiffs are expected to file a consolidated amended complaint in June 2005. The Fund and the other defendants to these actions, including Columbia and various of its affiliates, certain other mutual funds advised by Columbia and its affiliates, and various directors of such funds, have denied these allegations and are contesting the plaintiffs' claims. These proceedings are ongoing, however, based on currently available information, Columbia believes that these lawsuits are without merit, that the likelihood they will have a material adverse impact on any fund is remote, and that the lawsuits are not likely to materially affect its ability to provide investment management services to its clients, including the Fund.

   In connection with events described in detail above, various parties have filed suit against certain funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL").

   On March 21, 2005 purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has conditionally ordered its transfer to the MDL. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, can not currently be made.

Appendix A--Statement of Additional Information of the Acquiring Fund

             COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
               COLUMBIA FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
            COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
             COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND
              COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND
            COLUMBIA PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
            COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND
                  COLUMBIA INTERMEDIATE TAX-EXEMPT BOND FUND
                       SERIES OF COLUMBIA FUNDS TRUST V
                      STATEMENT OF ADDITIONAL INFORMATION

                    March 1, 2005, as revised July 12, 2005

   This Statement of Additional Information ("SAI") contains information which may be useful to investors but which is not included in the Prospectuses of Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Florida Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia Pennsylvania Intermediate Municipal Bond Fund, Columbia Rhode Island Intermediate Municipal Bond Fund and Columbia Intermediate Tax-Exempt Bond Fund (each a Fund and collectively, the Funds). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by a Prospectus of the Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Florida Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Municipal Bond Fund, Columbia New York Municipal Bond Fund, Columbia Pennsylvania Municipal Bond Fund and Columbia Rhode Island Municipal Bond Fund dated March 1, 2005 or the Columbia Intermediate Tax-Exempt Bond Fund dated March 1, 2005, as applicable. This SAI should be read together with the relevant Fund's Prospectus and most recent Annual Report. Investors may obtain a free copy of a Prospectus and the Annual Reports from Columbia Funds Distributor, Inc. ("CFD"), One Financial Center, Boston, MA 02111-2621. The Financial Statements and Report of Independent Registered Public Accounting Firm of the Funds appearing in each Annual Report are incorporated in this SAI by reference.

   Part 1 of this SAI contains specific information about the Funds. Part 2 includes information about the funds distributed by CFD generally and additional information about certain securities and investment techniques described in the Funds' Prospectuses.

TABLE OF CONTENTS

                                                                  Page
          -                                                       ----
          Part 1
          Definitions............................................ 190
          Organization and History............................... 190
          Investment Goal and Policies........................... 192
          Fundamental and Non-Fundamental Investment Policies.... 193
          Connecticut Tax Considerations......................... 202
          Florida Tax Considerations............................. 202
          Massachusetts Tax Considerations....................... 203
          New Jersey Tax Considerations.......................... 203
          New York Tax Considerations............................ 204
          Pennsylvania Tax Considerations........................ 204
          Rhode Island Tax Considerations........................ 204
          Portfolio Turnover..................................... 204
          Fund Charges and Expenses.............................. 205
          Custodian of the Funds................................. 233
          Independent Registered Public Account Firm of the Funds 233

                                                               Page
            -                                                  ----
            Part 2
            Miscellaneous Investment Practices................ 235
            Taxes............................................. 259
            Additional Tax Matters Concerning Trust Shares.... 265
            Management of the Funds........................... 267
            Determination of Net Asset Value.................. 279
            How to Buy Shares................................. 281
            Special Purchase Programs/Investor Services....... 286
            Programs for Reducing or Eliminating Sales Charges 288
            How to Sell Shares................................ 291
            Distributions..................................... 296
            How to Exchange Shares............................ 296
            Suspension of Redemptions......................... 297
            Shareholder Liability............................. 297
            Shareholder Meetings.............................. 297
            Appendix I........................................ 298
            Appendix II....................................... 304

                                    PART 1

             COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
               COLUMBIA FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
            COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
             COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND
              COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND
            COLUMBIA PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
            COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND
                  COLUMBIA INTERMEDIATE TAX-EXEMPT BOND FUND
                      STATEMENT OF ADDITIONAL INFORMATION

                    March 1, 2005, as revised July 12, 2005

DEFINITIONS

"Connecticut Fund" or "Fund"............. Columbia Connecticut Intermediate Municipal Bond Fund
"Florida Fund" or "Fund"................. Columbia Florida Intermediate Municipal Bond Fund
"Massachusetts Fund" or "Fund"........... Columbia Massachusetts Intermediate Municipal Bond Fund
"New Jersey Fund" or "Fund".............. Columbia New Jersey Intermediate Municipal Bond Fund
"New York Fund" or "Fund"................ Columbia New York Intermediate Municipal Bond Fund
"Pennsylvania Fund" or "Fund"............ Columbia Pennsylvania Intermediate Municipal Bond Fund
"Rhode Island Fund" or "Fund"............ Columbia Rhode Island Intermediate Municipal Bond Fund
"Intermediate Tax-Exempt Fund" or "Fund". Columbia Intermediate Tax-Exempt Bond Fund
"Predecessor Fund" or "Predecessor Funds" See below under "Organization and History"
"Trust".................................. Columbia Funds Trust V
"Advisor"................................ Columbia Management Advisors Inc., the Funds' investment advisor and administrator
"CFD".................................... Columbia Funds Distributor, Inc., the Funds' distributor
"CFS".................................... Columbia Funds Services, Inc., the Funds' shareholder services and transfer agent

ORGANIZATION AND HISTORY

   The Trust is a Massachusetts business trust organized in 1986. Each Fund is an open-end, management investment company that represents the entire interest in a separate series of the Trust. The Intermediate Tax-Exempt Fund is a diversified series of the Trust, while each of the other Funds is a non-diversified series of the Trust. Each Fund is the successor to a separate series of The Galaxy Fund, a Massachusetts business trust organized on March 31, 1986. On November 18, 2002, November 25, 2002, and December 9, 2002, the series of The Galaxy Fund to which the Funds succeeded (the "Predecessor Funds") were reorganized as separate series of the Trust. Class T shares of the Funds were issued in exchange for Retail A Shares of the Predecessor Funds, Class G shares of the Funds were issued in exchange for Retail B Shares of the Predecessor Funds and Class Z shares of the Funds were issued in exchange for Trust Shares of the Predecessor Funds.

   The New Jersey Fund commenced operations on April 3, 1998; the New York Fund commenced operations on December 31, 1991; and the Rhode Island Fund commenced operations on December 20, 1994.

   The Pennsylvania Fund commenced operations as a separate portfolio (the "Predecessor Pillar Fund") of The Pillar Funds. On August 27, 2001, the Predecessor Pillar Fund was reorganized as a new portfolio of The Galaxy Fund (the "Pillar reorganization"). Prior to the Pillar Reorganization, the Predecessor Pillar Fund offered and sold shares of beneficial interest that were similar to The Galaxy Fund's Trust Shares and Retail A Shares.

   The Connecticut Fund, Florida Fund, Massachusetts Fund and Intermediate Tax-Exempt Fund commenced operations as separate portfolios (each a "Predecessor Boston 1784 Fund," and collectively, the "Predecessor Boston 1784 Funds") of the Boston 1784 Funds. On June 26, 2000, each Predecessor Boston 1784 Fund was reorganized as a new portfolio of The Galaxy Fund (the "Boston 1784 Reorganization"). Prior to the Boston 1784 Reorganization, the Predecessor Boston 1784 Funds offered and sold one class of shares. In connection with the Boston 1784 Reorganization, shareholders of the Predecessor Boston 1784 Funds exchanged their shares for Shares, Trust Shares and/or BKB Shares of the Predecessor Funds to the Intermediate Tax-Exempt Fund, Connecticut Fund, Massachusetts Fund and Florida Fund, respectively. Shareholders of the Predecessor Boston 1784 Funds who purchased their shares through an investment management, trust, custody, or other agency relationship with BankBoston, N.A. received Shares or Trust Shares of the Funds. BKB Shares were issued to shareholders of the Predecessor Boston 1784 Funds who were not eligible to receive Trust Shares at the time of the Boston 1784 Reorganization. On June 26, 2001, BKB Shares of the Funds converted into Retail A Shares upon a finding by the Board of Trustees of The Galaxy Fund at a meeting held on May 31, 2001, that such conversion was in the best interest of the holders of BKB Shares.

   The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Funds and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See Part 2 of this SAI for more information.

   Effective April 1, 1999, the Trust changed its name from Colonial Trust V to Liberty Funds Trust V. Effective October 13, 2003, the Trust changed its name from Liberty Funds Trust V to its current name.

   On October 13, 2003, each of the Funds changed their names as follows:

  Former Name:                     Current Name:
  ------------                     -------------
  LIBERTY CONNECTICUT INTERMEDIATE COLUMBIA CONNECTICUT INTERMEDIATE
    MUNICIPAL BOND FUND              MUNICIPAL BOND FUND
  LIBERTY FLORIDA INTERMEDIATE     COLUMBIA FLORIDA INTERMEDIATE MUNICIPAL
    MUNICIPAL BOND FUND              BOND FUND
  LIBERTY MASSACHUSETTS            COLUMBIA MASSACHUSETTS INTERMEDIATE
    INTERMEDIATE MUNICIPAL BOND      MUNICIPAL BOND FUND
    FUND
  LIBERTY NEW JERSEY INTERMEDIATE  COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL
    MUNICIPAL BOND FUND              BOND FUND
  LIBERTY NEW YORK INTERMEDIATE    COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL
    MUNICIPAL BOND FUND              BOND FUND
  LIBERTY PENNSYLVANIA             COLUMBIA PENNSYLVANIA INTERMEDIATE
    INTERMEDIATE MUNICIPAL BOND      MUNICIPAL BOND FUND
    FUND
  LIBERTY RHODE ISLAND             COLUMBIA RHODE ISLAND INTERMEDIATE
    INTERMEDIATE MUNICIPAL BOND      MUNICIPAL BOND FUND
    FUND
  LIBERTY INTERMEDIATE TAX-EXEMPT  COLUMBIA INTERMEDIATE TAX-EXEMPT BOND
    BOND FUND                        FUND

   It is expected that, subject to shareholder approval of the election of all current Trustees, each Fund will be reorganized as a series of Columbia Funds Trust IX, a Massachusetts business trust into which all of the retail Columbia funds are expected to be reorganized.

INVESTMENT GOALS AND POLICIES

   The Prospectuses describe each Fund's investment goal and investment strategies and risks. Part 1 of this SAI includes additional information concerning, among other things, the investment policies of the Funds. Part 2 contains additional information about the following securities and investment techniques that may be utilized by the Funds, unless otherwise noted, subject to any restrictions described in Part 1 of this SAI:

      Short-Term Trading

      Lower-Rated Debt Securities

      Other Investment Companies

      Zero Coupon Securities (Zeros) (the Connecticut, Florida, Massachusetts and Intermediate Tax-Exempt Funds only)

      Pay-In-Kind (PIK) Securities (the Pennsylvania Fund only)

      Money Market Instruments

      Stripped Obligations (the Connecticut, Florida, Massachusetts and Intermediate Tax-Exempt Funds only)

      Municipal Securities

      Private Activity Bonds

      Municipal Lease Obligations (the Connecticut, Florida, Massachusetts, Pennsylvania and Intermediate Tax-Exempt Funds only)

      Securities Loans

      Forward Commitments ("When-Issued" Securities (all Funds) and "Delayed Delivery" Securities (the NJ, NY and RI Funds only))

      Mortgage-Backed Securities (all Funds except the Pennsylvania Fund)

      Non-Agency Mortgage-Backed Securities (all Funds except the Pennsylvania
   Fund)

      Asset-Backed Securities (all Funds except the Pennsylvania Fund)

      Repurchase Agreements

      Reverse Repurchase Agreements (all Funds except the Pennsylvania Fund)

      Options on Securities (Limited to writing covered call options for hedging purposes only and purchasing put and call options) (the Connecticut, Florida, Massachusetts and Intermediate Tax-Exempt Funds only)

      Futures Contracts and Related Options (Limited to interest rate futures, tax-exempt bond index futures, options on such futures and options on such indices)

      Foreign Currency Transactions (the Connecticut, Florida, Massachusetts and Intermediate Tax-Exempt Funds only)

      Participation Interests

      Stand-by Commitments

      Swap Agreements

      Rule 144A Securities (the Pennsylvania Fund only)

      Variable and Floating Rate Obligations

      Convertible Securities (the Connecticut, Florida, Massachusetts and Intermediate Tax-Exempt Fund only)

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      Guaranteed Investment Contracts (all Funds except the Pennsylvania Fund)

      Bank Investment Contracts (the NJ, NY and RI Funds only)

      Loan Participations (the Connecticut, Florida, Massachusetts and Intermediate Tax-Exempt Funds only)

      Structured Investments (the Pennsylvania Fund only)

      Yankee Obligations (the Pennsylvania Fund only)

   Except as indicated below under "Fundamental and Non-Fundamental Investment Policies," the Funds' investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES

   In addition to each Fund's investment goal as stated in its Prospectuses, the following investment limitations are matters of fundamental policy and may not be changed with respect to a Fund without the affirmative vote of the holders of a majority of its outstanding shares. A "vote of the holders of a majority of the outstanding shares" of a particular Fund means the affirmative vote of the holders of the lesser of (a) more than 50% of the outstanding shares of such Fund, or (b) 67% or more of the shares of such Fund present at a meeting if more than 50% of the outstanding shares of such Fund are represented at the meeting in person or by proxy.

Connecticut Fund

   As a matter of fundamental policy that cannot be changed without the requisite consent of the Fund's shareholders, the Connecticut Fund will invest, except during temporary defensive periods, at least 80% of its net assets (plus any borrowings for investment purposes) in Municipal Securities issued by or on behalf of the State of Connecticut, its political sub-divisions, or any public instrumentality, state or local authority, district or similar public entity created under the laws of Connecticut and certain other governmental issuers (which may include issuers located outside Connecticut such as Puerto Rico), the interest on which is, in the opinion of qualified legal counsel, exempt from regular federal income tax (including the federal alternative minimum tax) and from Connecticut personal income tax by virtue of federal law ("Connecticut Municipal Securities"). The Fund may comply with this 80% policy by investing in a partnership, trust or other entity which invests in such Connecticut Municipal Securities, in which case the Fund's investment in such entity shall be deemed to be an investment in the underlying Connecticut Municipal Securities in the same proportion as such entity's investment in such Connecticut Municipal Securities bears to its net assets. Dividends derived from interest on Municipal Securities other than Connecticut Municipal Securities will generally be exempt from regular federal income tax (including the federal alternative minimum tax) but subject to Connecticut personal income tax. See Part 2 of this SAI under the caption, "Taxes".

Florida Fund

   As a matter of fundamental policy that cannot be changed without the requisite consent of the Fund's shareholders, the Florida Fund will invest, except during temporary defensive periods, at least 80% of its net assets (plus any borrowings for investment purposes) in Municipal Securities, issued by or on behalf of the State of Florida, its political sub-divisions, authorities, agencies, instrumentalities and corporations, the interest on which, in the opinion of bond counsel to the issuer, is exempt from regular federal income taxes (including the federal alternative minimum tax), and that are exempt from Florida intangible personal property tax ("Florida Municipal Securities"). Dividends derived from interest on Municipal Securities other than Florida Municipal Securities will generally be exempt from regular federal income tax (including the federal alternative minimum tax) but may be subject to Florida intangible personal property tax. See Part 2 of this SAI under the caption, "Taxes".

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Massachusetts Fund

   As a matter of fundamental policy that cannot be changed without the requisite consent of the Fund's shareholders, the Massachusetts Fund will invest, except during temporary defensive periods, at least 80% of its net assets (plus any borrowings for investment purposes) in Municipal Securities, issued by or on behalf of the Commonwealth of Massachusetts, its political sub-divisions, authorities, agencies, instrumentalities and corporations, and certain other governmental issuers (which may include issuers located outside Massachusetts such as Puerto Rico), the interest on which, in the opinion of bond counsel to the issuer, is exempt from regular federal income tax (including the federal alternative minimum tax) and Massachusetts personal income tax ("Massachusetts Municipal Securities"). The Fund may comply with this 80% policy by investing in a partnership, trust, regulated investment company or other entity which invests in such Massachusetts Municipal Securities, in which case the Fund's investment in such entity shall be deemed to be an investment in the underlying Massachusetts Municipal Securities in the same proportion as such entity's investment in such Massachusetts Municipal Securities bears to its net assets. Dividends derived from interest on Municipal Securities other than Massachusetts Municipal Securities will generally be exempt from regular federal income tax (including the federal alternative minimum tax) but may be subject to Massachusetts personal income tax. See Part 2 of this SAI under the caption, "Taxes".

New Jersey Fund

   As a matter of fundamental policy that cannot be changed without the requisite consent of the Fund's shareholders, the New Jersey Fund will invest, except during temporary defensive periods, at least 80% of its net assets (plus any borrowings for investment purposes) in Municipal Securities issued by or on behalf of the State of New Jersey, its political sub-divisions, authorities, agencies, instrumentalities and corporations, and certain other governmental issuers (which may include issuers located outside New Jersey such as Puerto
Rico), the interest on which, in the opinion of bond counsel to the issuer, is exempt from regular federal income tax (including the federal alternative minimum tax) and New Jersey personal income tax ("New Jersey Municipal Securities"). Dividends derived from interest on Municipal Securities other than New Jersey Municipal Securities will generally be exempt from regular federal income tax but may be subject to New Jersey personal income tax (including the federal alternative minimum tax). See Part 2 of this SAI under the caption, "Taxes".

New York Fund

   As a matter of fundamental policy that cannot be changed without the requisite consent of the Fund's shareholders, the New York Fund will invest, except during temporary defensive periods, at least 80% of its net assets (plus any borrowings for investment purposes) in Municipal Securities issued by or on behalf of the State of New York, its political sub-divisions, authorities, agencies, instrumentalities and corporations, and certain other governmental issuers (which may include issuers located outside New York such as Puerto
Rico), the interest on which, in the opinion of bond counsel to the issuer, is exempt from regular federal income tax (including the federal alternative minimum tax) and New York State and New York City personal income tax ("New York Municipal Securities"). Dividends derived from interest on Municipal Securities other than New York Municipal Securities will generally be exempt from regular federal income tax (including the federal alternative minimum tax) but may be subject to New York State and New York City personal income tax. See
Part 2 of this SAI under the caption, "Taxes".

Pennsylvania Fund

   As a matter of fundamental policy that cannot be changed without the requisite consent of the Fund's shareholders, the Pennsylvania Fund will invest, except during temporary defensive periods, at least 80% of its net assets (plus any borrowings for investment purposes) in Municipal Securities issued by or on behalf of the Commonwealth of Pennsylvania, its political subdivisions, authorities, agencies, instrumentalities and corporations, and certain other governmental issuers (which may include issuers located outside Pennsylvania), the interest on which is exempt from both federal income tax (including the federal alternative minimum tax) and

Pennsylvania state income tax ("Pennsylvania Municipal Securities"). Dividends derived from interest on Municipal Securities other than Pennsylvania Municipal Securities will generally be exempt from regular federal income tax but may be subject to Pennsylvania state income tax. See Part 2 of this SAI under the caption, "Taxes".

   Municipal Securities that the Pennsylvania Fund may purchase include: (i) municipal notes which are rated at least SP-1 by Standard & Poor's ("S&P") or MIG-1 or V-MIG-1 by Moody's Investors Service, Inc. ("Moody's") at the time of investment or, if not rated, determined by the Advisor to be of comparable quality; and (ii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's at the time of investment or, if not rated, determined by the Advisor to be of comparable quality.

   The Pennsylvania Fund may invest in commercial paper issued by corporations and other entities without registration under the 1933 Act in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper").
Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction.
Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) Paper, thus providing liquidity. For purposes of the Fund's limitation on purchases of illiquid instruments, Section 4(2) Paper will not be considered illiquid if the Advisor has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities.

   Although there is no limit on the percentage of portfolio securities that the Pennsylvania Fund may purchase subject to stand-by commitments, the amount paid directly or indirectly for all standby commitments, which are not integral parts of the security as originally issued, held by the Fund will not exceed 0.5% of the Fund's total assets calculated immediately after acquisition.

   Under normal conditions, the Pennsylvania Fund's investments in private activity bonds will not exceed 10% of the Fund's total assets. The Pennsylvania Fund has no present intention of investing in private activity bonds.

Rhode Island Fund

   As a matter of fundamental policy that cannot be changed without the requisite consent of the Fund's shareholders, the Rhode Island Fund will invest, except during temporary defensive periods, at least 80% of its net assets (plus any borrowings for investment purposes) in Municipal Securities issued by or on behalf of the State of Rhode Island, its political sub-divisions, authorities, agencies, instrumentalities and corporations, and certain other governmental issuers (which may include issuers located outside Rhode Island such as Puerto Rico), the interest on which, in the opinion of bond counsel to the issuer, is exempt from regular federal income taxes (including the federal alternative minimum tax) and Rhode Island personal income taxes ("Rhode Island Municipal Securities"). Dividends derived from interest on Municipal Securities other than Rhode Island Municipal Securities will generally be exempt from regular federal income tax (including the federal alternative minimum tax) but may be subject to Rhode Island personal income tax. See Part 2 of this SAI under the caption, "Taxes".

Intermediate Tax-Exempt Fund

   As a matter of fundamental policy that cannot be changed without the requisite consent of the Intermediate Tax-Exempt Fund's shareholders, the Fund will invest, except during temporary defensive periods, at least 80% of its net assets (plus any borrowings for investment purposes) in Municipal Securities. The Fund may comply with this 80% policy by investing in a partnership, trust, regulated investment company or other entity which invests in such Municipal Securities, in which case the Fund's investment in such entity shall be deemed to be an investment in the underlying Municipal Securities in the same proportion as such entity's investment in such Municipal Securities bears to its net assets.

Additional Fundamental Investment Policies

   The Connecticut Fund, Florida Fund, Massachusetts Fund, New Jersey Fund, New York Fund, Rhode Island Fund and Intermediate Tax-Exempt Fund may not:

      1. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted by the 1940 Act.

      2. Make any investment inconsistent with the Fund's classification as a diversified series of an open-end investment company under the 1940 Act, provided, however, that the Florida Fund may invest all of its investable assets in a Qualifying Portfolio (i.e., a diversified, open-end management investment company having the same investment goal and policies and substantially the same investment restrictions as those applicable to the
   Fund). This limitation does not apply, however, to any Fund classified as a non-diversified series of an open-end investment company under the 1940 Act.

      3. Concentrate its investments in the securities of one or more issuers conducting their principal business activities in the same industry (other than (a) securities issued or guaranteed by the U.S. Government, any state, territory or possession of the U.S. Government, the District of Columbia, or any of their authorities, agencies, instrumentalities or political subdivisions, and (b) with respect to the Florida Fund, investment of all the investable assets of the Fund in a Qualifying Portfolio (i.e., a diversified, open-end management investment company having the same investment goal and policies and substantially the same investment restrictions as those applicable to the Fund)).

      4. Make loans except to the extent permitted by the 1940 Act.

      5. Underwrite securities of other issuers, except insofar as the Fund technically may be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities.

      6. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

      7. Purchase or sell commodities or commodity contracts except that a Fund may, to the extent consistent with its investment goal and policies, purchase and sell financial futures contracts and related options and foreign currency forward contracts, futures contracts and related options.

   The Pennsylvania Fund may not:

      1. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 33 1/3% of the value of the Fund's total assets. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's total assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included for temporary liquidity or emergency purposes. All borrowings in excess of 5% of the value of the Fund's total assets will be repaid before making additional investments and any interest paid on such borrowing will reduce income.

      2. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by Investment Limitation No. 8 in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

      3. Purchase or sell real estate or real estate limited partnership interests; provided that this shall not prevent the Fund from investing in readily marketable securities of issuers which own or invest in real estate.

      4. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions.

      5. Act as an underwriter of securities of other issuers, except as it may be deemed an underwriter under federal securities laws in selling a security held by the Fund.

      6. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.

      7. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

      8. Make loans, except that the Fund may (a) purchase or hold debt instruments in accordance with its investment goal and policies; (b) enter into repurchase agreements; and (c) engage in securities lending as described in the Prospectuses and in this SAI.

      9. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities or, to investments in tax-exempt securities issued by governments or political subdivisions of governments. For purposes of this limitation, (i) utility companies will be divided according to their services; for example, gas, gas transmission, electric and telephone will each be considered a separate industry; and (ii) financial service companies will be classified according to the end users of their services; for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

   With respect to Investment Limitation No. 1 for each of the Funds except the Pennsylvania Fund (limitation No. 8) above, the 1940 Act currently permits a Fund to borrow from any bank, provided that immediately after any such borrowing, there is an asset coverage of at least 300% for all borrowings of the Fund. In addition, a Fund may engage in certain securities trading practices, such as reverse repurchase agreements, that are deemed to be borrowings under the 1940 Act, provided that the Fund maintains in a segregated custodial account liquid assets equal to the repurchase price (including accrued interest).

   With respect to Investment Limitation No. 2 (No. 6 for the Pennsylvania
Fund) above, the 1940 Act currently prohibits a diversified Fund from purchasing the securities of any one issuer if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that (a) up to 25% of the value of the Fund's total assets may be invested without regard to these limitations and (b) the Fund may invest in U.S. Government obligations without regard to these limitations.

   With respect to Investment Limitation No. 4 above for all funds except the Pennsylvania Fund, the 1940 Act currently permits a Fund to lend its portfolio securities against collateral having a value equal at all times to at least 100% of the value of the securities loaned. However, no portfolio securities loan shall be made on behalf of a Fund if, as a result, the aggregate value of all securities loaned by the Fund would exceed 33 1/3% of the value of its total assets (including the value of the collateral for the loans) at the time of the loan. In addition, a Fund may engage in certain securities trading practices, such as repurchase agreements, that are deemed to be loans under the 1940 Act.

   With respect to Investment Limitation Nos. 6 for the Pennsylvania Fund above and 4 in the Non-Fundamental policies below, the 1940 Act currently prohibits a Fund, subject to certain exceptions, from acquiring the securities of other investment companies if, as a result of such acquisition, (a) the Fund owns more than 3% of the total outstanding voting stock of the investment company;
(b) securities issued by any one investment company represent more than 5% of the total assets of the Fund; or (c) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

   The Funds' Trustees have approved, subject to shareholder approval at a shareholder meeting expected to be held in 2005, the replacement of each Fund's current fundamental investment restrictions with the following standardized fundamental investment restrictions (except that the Funds will retain their current 80% policies required under Rule 35d-1 under the 1940 Act):

ProposedFundamental Restrictions

   Each Fund may not, as a matter of fundamental policy:

      1. Underwrite any issue of securities issued by other persons within the meaning of the Securities Act of 1933, as amended (the "1933 Act") except when it might be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered investment companies.

      2. Purchase or sell real estate, except a Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate and it may hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.

      3. Purchase or sell commodities, except that a Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

      4. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

      5. Make loans, except to the extent permitted by the Act, the rules and regulations thereunder and any applicable exemptive relief.

      6. Borrow money or issue senior securities except to the extent permitted by the Act, the rules and regulations thereunder and any applicable exemptive relief.

      7. Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the Act, the rules and regulations thereunder, or any applicable exemptive relief.

Non-Fundamental Investment Policies

   The following investment limitations with respect to the Connecticut Fund, Florida Fund, Massachusetts Fund, New Jersey Fund, New York Fund, Rhode Island Fund and Intermediate Tax-Exempt Fund may be changed by the Trust's Board of Trustees without shareholder approval:

      1. A Fund may not sell securities short, maintain a short position, or purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

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

      2. A Fund may not write or sell put options, call options, straddles, spreads or any combination thereof, except that a Fund may, to the extent consistent with its investment goal and policies, write covered call options and purchase and sell other options.

      3. A Fund may not purchase securities of companies for the purpose of exercising control.

      4. A Fund may not purchase the securities of other investment companies except as permitted by the 1940 Act, except that the Florida Fund may invest all of its investable assets in a Qualifying Portfolio (i.e., a diversified, open-end management investment company having the same investment goal and policies and substantially the same investment restrictions as those applicable to the Fund).

   The following investment limitations with respect to the New Jersey Fund, New York Fund and Rhode Island Fund may be changed by the Trust's Board of Trustees without shareholder approval:

      5. 1. Each of the New Jersey Fund, New York Fund and Rhode Island Fund may not purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, except that up to 50% of the value of the Fund's total assets may be invested without regard to this 5% limitation, provided that no more than 25% of the value of the Fund's total assets are invested in the securities of any one issuer. A Fund may not invest more than 15% of its net assets in illiquid securities.

         2. Each Fund may invest in foreign securities to the extent consistent with its investment goal and policies.

   The following investment limitations with respect to the Connecticut Fund, Florida Fund, Massachusetts Fund and Intermediate Tax-Exempt Fund may be changed by the Trust's Board of Trustees without shareholder approval:

      1. No Fund may invest in warrants.

      2. No Fund may invest in illiquid securities in an amount exceeding, in the aggregate, 15% of that Fund's net assets, provided that this limitation does not apply to an investment of all of the investable assets of the Florida Fund in a Qualifying Portfolio (i.e. a diversified, open-end management investment company having the same investment goal and policies and substantially the same investment restrictions as those applicable to the Fund).

      3. No Fund may purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, member or director of the Trust or any investment adviser of the Trust owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, members and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

      4. No Fund may invest in interests in oil, gas or other mineral exploration or development programs. No Fund may invest in oil, gas or mineral leases.

   The following investment limitations with respect to the Pennsylvania Fund may be changed by the Trust's Board of Trustees without shareholder approval:

      1. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

      2. Write or sell puts, calls, warrants or combinations thereof, except that the Fund may purchase securities subject to a stand-by commitment and, to the extent consistent with its investment goal and policies, write covered call options and purchase and sell other options.

      3. Purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, member or director of the Trust or any investment adviser of the Trust owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, members and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

      4. Invest in companies for the purpose of exercising control.

      5. Invest more than 15% of the value of its net assets in illiquid securities.

   Municipal Securities purchased by the Funds will consist primarily of issues which are rated at the time of purchase within the four highest rating categories assigned by S&P or Moody's or unrated instruments determined by the advisor to be of comparable quality. Municipal Securities rated within the four highest rating categories assigned by S&P (AAA, AA, A and BBB) or Moody's (Aaa, Aa, A and Baa) are considered to be investment grade. Municipal Securities rated in the lowest of the four highest rating categories assigned by S&P or Moody's are considered to have speculative characteristics, even though they are of investment grade quality, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade Municipal Securities. Such Municipal Securities will be purchased (and retained) only when the Advisor believes the issuers have an adequate capacity to pay interest and repay principal. If the ratings of a particular Municipal Security purchased by a Fund are subsequently downgraded below the four highest ratings categories assigned by S&P or Moody's, such factor will be considered by the Advisor in its evaluation of the overall merits of that Municipal Security, but such ratings will not necessarily result in an automatic sale of the Municipal Security unless the Municipal Security, together with any other securities held by the Fund that are rated below investment grade, exceed 5% of the Fund's net assets. Under normal market and economic conditions, at least 65% of each Fund's total assets will be invested in Municipal Securities rated in the three highest rating categories assigned by S&P or Moody's. See Appendix I to Part 2 of this Statement of Additional Information for a description of S&P's and Moody's rating categories.

   Although no Fund presently intends to do so on a regular basis, each Fund may invest more than 25% of its assets in Municipal Securities the interest on which is paid solely from revenues on similar projects if such investment is deemed necessary or appropriate by the Advisor. To the extent that a Fund's assets are concentrated in Municipal Securities payable from revenues on similar projects, the Fund will be subject to the particular risks presented by such projects to a greater extent than it would be if its assets were not so concentrated.

   Among other instruments, the Funds may purchase short-term general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, commercial paper, construction loan notes and other forms of short-term loans that, with respect to the Intermediate Tax-Exempt Fund, Connecticut Fund, Florida Fund and Massachusetts Fund, are rated in the two highest rating categories assigned by a rating agency with respect to such instruments or, if unrated, determined by the advisor to be of comparable quality. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Funds may invest in long-term tax-exempt instruments, such as municipal bonds and private activity bonds to the extent consistent with the limitations set forth in the Prospectuses.

   Investments in private activity bonds will not be treated as investments in Municipal Securities for purposes of the 80% requirement mentioned above and, under normal conditions, will not exceed 20% of a Fund's total assets when added together with any taxable investments held by the Fund.

   The Funds currently intend to limit the lending of their portfolio securities so that, at any given time, securities loaned by a Fund represent not more than one-third of the value of its total assets.

   Each Fund may purchase restricted securities, which are any securities in which the Fund may otherwise invest pursuant to its investment goal and policies but which are subject to restrictions on resale under the federal securities laws. Certain restricted securities may be considered liquid pursuant to guidelines established by the Board of Trustees. To the extent restricted securities are deemed illiquid, each Fund will limit its purchase, together with other securities considered to be illiquid, to 15% of its net assets.

   Each Fund currently expects that forward commitments, when-issued purchases and delayed settlements will not exceed 25% of the value of a Fund's total assets absent unusual market conditions. In the event a Fund's forward commitments, when-issued purchases and delayed settlements ever exceeded 25% of the value of its total assets, the Fund's liquidity and the ability of the Advisor to manage the Fund might be adversely affected. The Funds do not intend to engage in when-issued purchases, forward commitments and delayed settlements for speculative purposes, but only in furtherance of their investment goals.

   A Fund will not invest more than 10% of its total assets in asset-backed securities.

   Each of the Intermediate Tax-Exempt Fund, Connecticut Fund, Florida Fund and Massachusetts Fund may also invest in mortgage-backed securities not issued by governmental issuers which are rated in one of the top three rating categories by S&P, Moody's or Fitch Ratings, or if unrated, determined by the Advisor to be of comparable quality.

   Each Fund will only enter into repurchase agreements with financial institutions such as banks and broker/dealers which are deemed to be creditworthy by the Advisor. None of the Funds will enter into repurchase agreements with the Advisor or any of its affiliates. Investments by the Funds in repurchase agreements will be, under normal market conditions, subject to such Fund's 20% overall limit on taxable obligations.

   Each of the Intermediate Tax-Exempt Fund, Connecticut Fund, Florida Fund and Massachusetts Fund may write covered call options provided that the aggregate value of such options does not exceed 10% of such Fund's net assets as of the time such Fund enters into such options. These Funds may write covered call options for hedging purposes only and will not engage in option writing strategies for speculative purposes.

   Each of the New Jersey Fund, New York Fund and Rhode Island Fund may purchase and sell municipal bond index futures contracts as a hedge against changes in market conditions. Each of these Funds may also enter into contracts for the future delivery of fixed income securities commonly known as interest rate futures contracts. These Funds will not engage in futures transactions for speculation, but only to hedge against changes in the market values of securities which the Funds hold or intend to purchase. Each of these Funds will limit its hedging transactions in futures contracts so that, immediately after any such transaction, the aggregate initial margin that is required to be posted by the Fund under the rules of the exchange on which the futures contract is traded does not exceed 5% of the Fund's total assets after taking into account any unrealized profits and unrealized losses on the Fund's open contracts. In addition, no more than one-third of each of these Fund's total assets may be covered by such contracts.

   Subject to applicable laws, each of the Intermediate Tax-Exempt Fund, Connecticut Fund, Massachusetts Fund and Florida Fund may enter into bond and interest rate futures contracts and, for hedging purposes only, purchase and write options on futures contracts. These Funds intend to use futures contracts only for bona fide hedging purposes.

   The New Jersey Fund, New York Fund and Rhode Island Fund may invest in securities issued by other investment companies which invest in high quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method.

   Because the Intermediate Tax-Exempt Fund, Connecticut Fund, Florida Fund and Massachusetts Fund may buy and sell securities denominated in currencies other than the U.S. dollar, these Funds from time to time may enter into foreign currency exchange transactions to convert the U.S. dollar to foreign currencies, to convert foreign currencies to the U.S. dollar and to convert foreign currencies to other foreign currencies. These Funds also may engage in currency swaps.

   The Connecticut Fund, Florida Fund, Massachusetts Fund and Intermediate Tax-Exempt Fund may invest in securities issued by other investment companies and foreign investment trusts. Each of these Funds may also invest up to 5% of its total assets in closed-end investment companies that primarily hold securities of non-U.S. issuers.

   The Pennsylvania Fund may invest up to 10% of its total assets in securities issued by other open-end or closed-end investment companies. In addition, certain investment companies may issue securities that are considered structured securities. See "Structured Investments" in Part 2 of this SAI. Investments in closed-end investment companies may involve the payment of substantial premiums above the net asset value of the securities issued by such investment companies.

   Except as stated otherwise, if a percentage limitation is satisfied at the time of investment, a later increase in such percentage resulting from a change in the value of a Fund's portfolio securities generally will not constitute a violation of the limitation. If the value of a Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity. With respect to borrowings, if a Fund's asset coverage at any time falls below that required by the 1940 Act, the Fund will reduce the amount of its borrowings in the manner required by the 1940 Act to the extent necessary to satisfy the asset coverage requirement.

   Each Fund may follow non-fundamental operating policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectuses and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act.

CONNECTICUT TAX CONSIDERATIONS

   Dividends paid by the Connecticut Fund that qualify as exempt-interest dividends for federal income tax purposes are not subject to the Connecticut personal income tax imposed on resident and non-resident individuals, trusts and estates to the extent that they are derived from Connecticut Municipal Securities (as defined above). Other Fund dividends and distributions, whether received in cash or additional shares, may be subject to this tax, except that, in the case of shareholders who hold their shares of the Fund as capital assets, distributions treated as capital gain dividends for federal income tax purposes are not subject to the tax to the extent that they are derived from obligations issued by or on behalf of the State of Connecticut, its political subdivisions, or any public instrumentality, state or local authority, district or similar public entity created under the laws of Connecticut. Dividends and distributions paid by the Fund that constitute items of tax preference for purposes of the federal alternative minimum tax, other than any derived from Connecticut Municipal Securities, could cause liability for the net Connecticut minimum tax applicable to investors subject to the Connecticut personal income tax who are required to pay the federal alternative minimum tax. Dividends paid by the Fund, including those that qualify as exempt-interest dividends for federal income tax purposes, are taxable for purposes of the Connecticut Corporation Business Tax; however, 70% of amounts that are treated as dividends and not as exempt-interest dividends or capital gain dividends for federal income tax purposes are deductible for purposes of this tax, but no deduction is allowed for expenses related thereto. Shares of the Fund are not subject to property taxation by Connecticut or its political subdivisions.

FLORIDA TAX CONSIDERATIONS

   The State of Florida does not currently impose an income tax on individuals. Thus, individual shareholders of the Florida Fund will not be subject to any Florida income tax on distributions received from the Fund. However, Florida does currently impose an income tax on certain corporations. Consequently, distributions may be taxable to corporate shareholders.

   The State of Florida currently imposes an "intangibles tax" at the annual rate of 1 mill or 0.10% on certain securities and other intangible assets owned by Florida residents. Every natural person is entitled to an exemption of the first $20,000 of the value of taxable property. Spouses filing jointly are entitled to a $40,000 exemption. These exemptions are scheduled to increase to $250,000 for single filers, and to $500,000 for spouses filing jointly effective July 1, 2003. Also effective July 1, 2002, every taxpayer that is not a natural person is entitled each year to an exemption of the first $250,000 of the value of the property otherwise subject to the tax. Notes, bonds and other obligations issued by the State of Florida or its municipalities, counties, and other taxing districts, or by the United States Government, its agencies and certain U.S. territories and possessions (such as Guam, Puerto Rico and the Virgin Islands) as well as cash are exempt from this intangibles tax. If on December 31 of any year at least 90% of the net asset value of the portfolio of the Florida Fund consists solely of such exempt assets, then the Fund's shares will be exempt from the Florida intangibles tax payable in the following year.

   In order to take advantage of the exemption from the intangibles tax in any year, it may be necessary for the Fund to sell some of its non-exempt assets held in its portfolio during the year and reinvest the proceeds in exempt assets, including cash before December 31. Transaction costs involved in restructuring the portfolio in this fashion would likely reduce the Fund's investment return and might exceed any incremental increase in investment return the Fund achieved by investing in non-exempt assets during the year.

   Outside the State of Florida, income distributions may be taxable to shareholders under state or local law as dividend income even though all or a portion of such distributions may be derived from interest on tax-exempt obligations or U.S. Government obligations which, if realized directly, would be exempt from such income taxes. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes.

MASSACHUSETTS TAX CONSIDERATIONS

   Distributions by the Massachusetts Fund to its shareholders are exempt from Massachusetts personal income taxation to the extent they are derived from (and designated by the Fund as being derived from) (i) interest on Massachusetts Municipal Securities (as defined above), (ii) capital gains realized by the Fund from the sale of certain Massachusetts Municipal Securities, or (iii) interest on U.S. Government obligations exempt from state income taxation. Distributions from a Fund's other net investment income and short-term capital gains will be taxable as ordinary income. Distributions from a Fund's net long-term capital gains will be taxable as long-term capital gains regardless of how long the shareholder has owned Fund shares. The tax treatment of distributions is the same whether distributions are paid in cash or in additional shares of the Fund. Shareholders should consult their tax advisers with respect to the Massachusetts tax treatment of capital gain distributions from each Fund.

   Distributions by the Massachusetts Fund to corporate shareholders, including exempt-interest dividends, may be subject to Massachusetts corporate excise tax. Fund shares are not, however, subject to property taxation by Massachusetts or its political subdivisions.

NEW JERSEY TAX CONSIDERATIONS

   It is anticipated that substantially all dividends paid by the New Jersey Fund will not be subject to New Jersey personal income tax. In accordance with the provisions of New Jersey law as currently in effect, distributions paid by a "qualified investment fund" will not be subject to the New Jersey personal income tax to the extent that the distributions are attributable to income received as interest or gain from New Jersey Municipal Securities (as defined above), or as interest or gain from direct U.S. Government obligations. Distributions by a "qualified investment fund" that are attributable to most other sources will be subject to the New Jersey personal income tax. Shares of the Fund are not subject to property taxation by New Jersey or its political subdivisions.

   The New Jersey personal income tax is not applicable to corporations. For all corporations subject to the New Jersey Corporation Business Tax, dividends and distributions from a "qualified investment fund" are included in the net income tax base for purposes of computing the Corporation Business Tax. Furthermore, any gain upon the redemption or sale of shares by a corporate shareholder is also included in the net income tax base for purposes of computing the Corporation Business Tax.

NEW YORK TAX CONSIDERATIONS

   With respect to the New York Fund, exempt-interest dividends (as defined for federal income tax purposes), derived from interest on New York Municipal Securities (as defined above) will be exempt from New York State and New York City personal income taxes (but not corporate franchise taxes), provided the interest on such obligations is and continues to be exempt from applicable federal income taxes and New York State and New York City personal income taxes. To the extent that investors are subject to state and local taxes outside of New York State and New York City, dividends paid by the Fund will generally be taxable income for purposes thereof. Dividends and distributions derived from income (including capital gains on all New York Municipal Securities) other than interest on New York Municipal Securities described above are not exempt from New York State and New York City taxes. Interest or indebtedness incurred or continued by a shareholder to purchase or carry shares of the Fund is not deductible for federal income tax purposes or for New York State or New York City personal income tax purposes.

PENNSYLVANIA TAX CONSIDERATIONS

   Shareholders of the Pennsylvania Fund will not be subject to Pennsylvania personal income tax on distributions from the Fund attributable to interest income from Pennsylvania Municipal Securities held by the Fund. The exemption from Pennsylvania personal income tax also will extend to interest on obligations of the United States, its territories and certain of its agencies and instrumentalities (collectively, "Federal Securities"). In addition, shareholders of the Fund who are Philadelphia residents will not be subject to the Philadelphia School District net income tax on distributions from the Fund attributable to interest income from Pennsylvania Municipal Securities.

   Distributions derived from investments other than Pennsylvania Municipal Securities and Federal Securities and distributions from net realized capital gains will be subject to the Pennsylvania personal income tax and the Philadelphia School District net income tax, except that distributions attributable to capital gains on investments held by the Fund for more than six months are not subject to the Philadelphia School District net income tax. Gain on the disposition of a share of the Pennsylvania Fund will be subject to Pennsylvania personal income tax and the Philadelphia School District net income tax, except that gain realized with respect to a share held for more than six months is not subject to the Philadelphia School District net income tax.

RHODE ISLAND TAX CONSIDERATIONS

   The Rhode Island Fund has received a ruling from the Rhode Island Division of Taxation to the effect that distributions by it to its shareholders are exempt from Rhode Island personal income taxation and the Rhode Island business corporation tax to the extent they are derived from (and designated by the Fund as being derived from) interest earned on Rhode Island Municipal Securities (as defined above) or obligations of the United States. Distributions from the Fund's other net investment income and short-term capital gains will be taxable as ordinary income. Distributions from the Fund's net long-term capital gains will be taxable as long-term capital gains regardless of how long the shareholder has owned Fund shares. The tax treatment of distributions is the same whether distributions are paid in cash or in additional shares of the Fund.

   The Rhode Island Fund will be subject to the Rhode Island business corporation tax on its "gross income" apportioned to the State of Rhode Island. For this purpose, gross income does not include interest income earned by the Fund on Rhode Island Municipal Securities and obligations of the United States, capital gains realized by the Fund on the sale of certain Rhode Island Municipal Securities, and 50 percent of the Fund's other net capital gains.

PORTFOLIO TURNOVER

   During the twelve month period ended October 31, 2003, the Intermediate Tax-Exempt Fund, New Jersey Fund, New York Fund and Pennsylvania Fund experienced a lower rate of portfolio turnover than during the previous fiscal year. This was due largely to the restructuring of each Fund, during the twelve month period ended October 31, 2002, from a long-term maturity portfolio to an intermediate-term portfolio.

   Portfolio turnover is included in the Prospectuses under "Financial Highlights." Each Fund may sell a portfolio investment soon after its acquisition if the Advisor believes that such a disposition is consistent with the Fund's investment goal. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions. High portfolio turnover may cause the Funds to realize capital gains which, if realized and distributed by the Funds, may be taxable to shareholders as ordinary income. High portfolio turnover may result in correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds.

FUND CHARGES AND EXPENSES

   Effective February 9, 2005, under the Funds' management contracts, each Fund pays the Advisor a monthly fee based on the average daily net assets of the Fund at the annual rate of:

           Average Daily Net Assets                             Rate
           ------------------------                            -----
           Net assets under $500 million...................... 0.480%
           Net assets of $500 million but less than $1 billion 0.430%
           Net assets of $1 billion but less than $1.5 billion 0.400%
           Net assets of $1.5 billion but less than $3 billion 0.370%
           Net assets of $3 billion but less than $6 billion.. 0.360%
           Net assets in excess of $6 billion................. 0.350%

   Previously, the Advisor had, with respect to the period from November 1, 2004 to February 9, 2005, waived a portion of its fees, so that it retained fees at the rates shown above.

   Prior to November 1, 2003, the Advisor was entitled to receive advisory fees, computed daily and paid monthly, at the annual rate of 0.75% of the average daily net assets of each Fund. In addition, the Advisor waived fees as follows: 0.20% of the first $500 million of average daily net assets, plus 0.25% of the next $500 million of average daily net assets, plus 0.30% of the next $500 million of average daily net assets, plus 0.35% of the next $500 million of average daily net assets, plus 0.40% of average daily net assets in excess of $2 billion.

   Effective November 1, 2003, the Board of Trustees approved a new management fee structure for the Funds as follows: 0.55% of the first $500 million of average daily net assets, plus 0.50% of the next $500 million of average daily net assets, plus 0.45% of the next $500 million of average daily net assets, plus 0.40% of the next $500 million of average daily net assets, plus 0.35% of average daily net assets in excess of $2 billion.

   Under each Fund's administration agreement, the Fund pays the Advisor a monthly fee at the annual rate of 0.0670% of the average daily net assets of the Fund. Prior to November 15, 2002, the administration agreement was computed daily and paid monthly at the annual rate of 0.09% of the first $2.5 billion of the combined average daily net assets of the Funds and the other funds offered by Galaxy, 0.085% of the next $2.5 billion of combined average daily net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next $3 billion of combined average daily net assets, 0.0575% of the next $3 billion of combined average daily net assets, 0.0525% of the next $9 billion of combined average daily net assets, and 0.05% of combined average daily net assets in excess of $30 billion.

   The Advisor is responsible for providing accounting and bookkeeping services to the Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (outsourcing agreement), the Advisor has delegated those functions to State Street Corporation (formerly named State Street Bank and Trust Company). The Advisor pays fees to State Street under the outsourcing agreement.

   Under its pricing and bookkeeping agreement with the Funds, the Advisor receives from the Funds an annual fee based on the average daily net assets of each Fund as follows: $25,000 under $50 million; $35,000 of $50 million but less than $200 million; $50,000 of $200 million but less than $500 million; $85,000 of $500 million but less than $1 billion and $125,000 in excess of $1 billion. The annual fees for a Fund with more than 25% in non-domestic assets will be 150% of the annual fees described above.

   Each Fund reimburses the Advisor for all out-of-pocket expenses and charges, including fees payable to third parties (other than State Street) for providing pricing data.

   Effective November 1, 2003, under the shareholders' servicing and transfer agency fee arrangement between CFS and the Funds, each Fund pays $34 per open account plus a Fund's allocated share of reimbursement for the out-of-pocket expenses of CFS.

   Prior to November 1, 2003, each Fund paid a fee to CFS as follows:

  .   A new account set up charge of $5.00 per account; plus

  . An account maintenance fee of $14.00 per annum for each open non-networked account, $11.00 per annum for each of the first 100,000 networked accounts, and $8.00 per annum for each networked account in excess of the first 100,000, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

  . An account fee of $14.00 per annum for each of the first 100,000 closed accounts and $11.00 per annum for each closed account in excess of the first 100,000, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

  . The Fund's allocated share of CFS' out-of-pocket expenses reasonably incurred by CFS in performing its duties and responsibilities pursuant to this arrangement.

   There is a minimum annual fee per Fund of $5,000.

   PFPC Inc. ("PFPC") (formerly know as First Data Investor Services Group, Inc.), located at 4400 Computer Drive, Westborough, Massachusetts 01581-5108, served as the administrator and transfer and dividend disbursing agent for the Predecessor Funds until July 22, 2002. PFPC is an indirect majority-owned subsidiary of PNC Bank Corp.

Recent Fees Paid to the Advisor, PFPC and Other Service Providers

   The following tables present recent fees paid to the Advisor, PFPC and other service providers by the relevant Predecessor Funds.

                                                     CONNECTICUT FUND
                                                  Years ended October 31,
                                            --------------------------------
                                               2004       2003        2002
                                            ---------- ---------- ----------
 Advisory fee.............................. $1,120,223 $1,487,334 $2,448,258
 Advisory fee waiver.......................        N/A    393,332    658,869
 Pricing and Bookkeeping Fees..............     65,585     66,550        N/A
 Waivers by Distributor (Class C)..........     44,082     27,133        N/A
 Administration fee (net of fee waivers)...    136,464    133,269    214,681
 Shareholder service and Transfer Agent fee        N/A        N/A     98,053
    Transfer Agent fee Class A.............      3,595         --         --
    Transfer Agent fee Class B.............      1,927         --         --
    Transfer Agent fee Class C.............      4,083         --         --
    Transfer Agent fee Class G.............        109         --         --
    Transfer Agent fee Class T.............     11,480         --         --
    Transfer Agent fee Class Z.............     45,522         --         --
    Service fee Class A....................     27,219     13,809           (a)
    Service fee Class B....................     14,670      6,709           (a)
    Service fee Class C....................     31,487     19,085           (a)
    Service fee Class G....................        497        560           (b)
    Shareholder Service fee Class T........     52,412     56,227           (c)
    Distribution fee Class B...............     44,010     20,197           (a)
    Distribution fee Class C...............     94,461     57,719           (a)
    Distribution fee Class G...............      2,155      2,396           (b)

--------
(a)Class A, B and C are newer classes of shares initially offered on November 18, 2002
(b)On November 18, 2002, the Retail B shares of the Fund were redesignated Class G shares.
(c)On November 18, 2002, the Retail A shares of the Fund were redesignated Class T shares

                                                       FLORIDA FUND
                                                  Years ended October 31,
                                               --------------------------
                                                 2004     2003      2002
                                               -------- -------- --------
   Advisory fee............................... $391,366 $589,504 $560,979
   Advisory fee waiver........................      N/A  155,945  149,595
   Pricing and Bookkeeping Fees...............   36,078   37,188      N/A
   Waivers by Distributor (Class C)...........    6,672    2,912      N/A
   Administration fee (net of fee waivers)....   47,675   52,814   49,236
   Shareholder Service and Transfer Agency Fee      N/A
      Transfer Agent fee Class A..............      265       --       --
      Transfer Agent fee Class B..............       57       --       --
      Transfer Agent fee Class C..............      233       --       --
      Transfer Agent fee Class Z..............    8,353       --       --
      Service fee Class A.....................    5,813      861         (a)
      Service fee Class B.....................    1,129      444         (a)
      Service fee Class C.....................    4,766    2,074         (a)
      Distribution fee Class B................    3,394    1,336         (a)
      Distribution fee Class C................   14,297    6,267         (a)

--------
(a)Class A, B and C are newer classes of shares initially offered on November 18, 2002

                                                    MASSACHUSETTS FUND
                                                  Years ended October 31,
                                            --------------------------------
                                               2004       2003        2002
                                            ---------- ---------- ----------
Advisory fee............................... $2,022,846 $2,955,813 $4,859,241
Advisory fee waiver........................        N/A    788,217  1,295,797
Pricing and Bookkeeping Fees...............     83,247     86,047        N/A
Waivers by Distributor (Class C)...........     27,677     14,625        N/A
Administration fee (net of fee waivers)....    246,419    264,053    426,507
Shareholder service and Transfer Agency fee        N/A        N/A    206,075
   Transfer Agent fee Class A..............      2,726         --         --
   Transfer Agent fee Class B..............      1,174         --         --
   Transfer Agent fee Class C..............      2,354         --         --
   Transfer Agent fee Class G..............        402         --         --
   Transfer Agent fee Class T..............     21,303         --         --
   Transfer Agent fee Class Z..............     82,217         --         --
   Service fee Class A.....................     23,197      7,876         (a)
   Service fee Class B.....................      9,870      4,748         (a)
   Service fee Class C.....................     19,769     10,449         (a)
   Service fee Class G.....................      1,984      2,352      3,814(b)
   Shareholder Service fee Class T.........    106,775    123,686         (c)
   Distribution fee Class B................     29,611     14,283         (a)
   Distribution fee Class C................     59,307     31,353         (a)
   Distribution fee Class G................      8,597     10,191     16,481(b)

--------
(a)Class A, B and C are newer classes of shares initially offered on November 18, 2002
(b)On November 18, 2002, the Retail B shares of the Fund were redesignated Class G shares.
(c)On November 18, 2002, the Retail A shares of the Fund were redesignated Class T shares

                                                      NEW JERSEY FUND
                                                  Years ended October 31,
                                               --------------------------
                                                 2004     2003      2002
                                               -------- -------- --------
    Advisory fee.............................. $482,269 $669,167 $709,627
    Advisory fee waiver.......................      N/A  176,571  189,234
    Pricing and Bookkeeping Fees..............   56,197   54,896      N/A
    Waivers by Distributor (Class C)..........   15,664    7,516      N/A
    Waivers by Transfer Agent (Class A).......        4       --       --
    Waivers by Transfer Agent (Class B).......        2       --       --
    Waivers by Transfer Agent (Class C).......        6       --       --
    Waivers by Transfer Agent (Class G).......       19      115      N/A
    Waivers by Transfer Agent (Class T).......        9       --       --
    Waivers by Transfer Agent (Class Z).......       82       --       --
    Administration fee (net of fee waivers)...   58,749   59,960   62,216
    Shareholder service and Transfer Agent fee      N/A      N/A    6,928
       Transfer Agent fee Class A.............    1,288       --       --
       Transfer Agent fee Class B.............      956       --       --
       Transfer Agent fee Class C.............    1,689       --       --
       Transfer Agent fee Class G.............      102       --       --
       Transfer Agent fee Class T.............    3,368       --       --
       Transfer Agent fee Class Z.............   23,864       --       --
       Service fee Class A....................    8,876    2,511         (a)
       Service fee Class B....................    4,812    2,380         (a)
       Service fee Class C....................   11,189    5,387         (a)
       Service fee Class G....................      296      306      110(b)
       Shareholder Service fee Class T........   11,186   11,264         (c)
       Distribution fee Class B...............   14,437    7,140         (a)
       Distribution fee Class C...............   33,565   16,135         (a)
       Distribution fee Class G...............    1,282    1,328      484(b)

--------
(a)Class A, B and C are newer classes of shares initially offered on November 18, 2002
(b)On November 18, 2002, the Retail B shares of the Fund were redesignated Class G shares.
(c)On November 18, 2002, the Retail A shares of the Fund were redesignated Class T shares

                                                       NEW YORK FUND
                                                  Years ended October 31,
                                               --------------------------
                                                 2004     2003      2002
                                               -------- -------- --------
    Advisory fee.............................. $686,258 $874,882 $753,416
    Advisory fee waiver.......................      N/A  233,351  200,933
    Pricing and Bookkeeping Fees..............   51,432   50,645      N/A
    Waivers by Distributor (Class C)..........   11,291    3,961      N/A
    Waivers by Transfer Agent (Class A).......       15       --       --
    Waivers by Transfer Agent (Class B).......        7       --       --
    Waivers by Transfer Agent (Class C).......        6       --       --
    Waivers by Transfer Agent (Class G).......       47      272      N/A
    Waivers by Transfer Agent (Class T).......       45       --       --
    Waivers by Transfer Agent (Class Z).......      168       --       --
    Administration fee (net of fee waivers)...   83,599   78,149   66,116
    Shareholder service and Transfer Agent fee      N/A      N/A   45,180(a)
       Transfer Agent fee Class A.............    3,086       --       --
       Transfer Agent fee Class B.............    1,609       --       --
       Transfer Agent fee Class C.............    1,394       --       --
       Transfer Agent fee Class G.............      183       --       --
       Transfer Agent fee Class T.............   10,787       --       --
       Transfer Agent fee Class Z.............   33,101       --       --
       Service fee Class A....................   19,561   12,432         (a)
       Service fee Class B....................    8,978    3,658         (a)
       Service fee Class C....................    8,065    2,835         (a)
       Service fee Class G....................      450      544      406(b)
       Shareholder Service fee Class T........   34,238   39,780         (c)
       Distribution fee Class B...............   26,935   10,974         (a)
       Distribution fee Class C...............   24,195    8,515         (a)
       Distribution fee Class G...............    1,952    2,357    1,763(b)

--------
(a)Class A, B and C are newer classes of shares initially offered on November 18, 2002
(b)On November 25, 2002, the Retail B shares of the Fund were redesignated Class G shares.
(c)On November 25, 2002, the Retail A shares of the Fund were redesignated Class T shares

                                                     PENNSYLVANIA FUND
                                                  Years ended October 31,
                                               --------------------------
                                                 2004     2003      2002
                                               -------- -------- --------
   Advisory fee............................... $144,843 $213,177 $199,613
   Advisory fee waiver........................      N/A   56,847   61,720
   Pricing and Bookkeeping Fees...............   23,766   25,988      N/A
   Waivers by Distributor (Class C)...........    1,718      802      N/A
   Administration fee (net of fee waivers)....   17,645   19,044   17,481
   Shareholder Service and Transfer Agency Fee      N/A
      Transfer Agent fee Class A..............      554       --       --
      Transfer Agent fee Class B..............      207       --       --
      Transfer Agent fee Class C..............      123       --       --
      Transfer Agent fee Class Z..............    5,840       --       --
      Service fee Class A.....................    5,491    3,123         (a)
      Service fee Class B.....................    2,056    1,306         (a)
      Service fee Class C.....................    1,227      566         (a)
      Distribution fee Class B................    6,168    3,922         (a)
      Distribution fee Class C................    3,681    1,707         (a)

--------
(a)Class A, B and C are newer classes of shares initially offered on November 18, 2002

                                                     RHODE ISLAND FUND
                                                  Years ended October 31,
                                              ----------------------------
                                                2004      2003       2002
                                              -------- ---------- --------
  Advisory fee............................... $722,605 $1,081,869 $985,167
  Advisory fee waiver........................      N/A    288,535  262,711
  Pricing and Bookkeeping Fees...............   54,186     55,198      N/A
  Waivers by Distributor (Class C)...........    6,594      3,551      N/A
  Administration fee (net of fee waivers)....   88,026     96,642   86,459
  Shareholder service and Transfer Agency fee      N/A        N/A        0
     Transfer Agent fee Class A..............      170         --       --
     Transfer Agent fee Class B..............      188         --       --
     Transfer Agent fee Class C..............      418         --       --
     Transfer Agent fee Class G..............       94         --       --
     Transfer Agent fee Class T..............    5,468         --       --
     Transfer Agent fee Class Z..............   22,726         --       --
     Service fee Class A.....................    2,006        513         (a)
     Service fee Class B.....................    2,184        752         (a)
     Service fee Class C.....................    4,710      2,554         (a)
     Service fee Class G.....................      629        700      378(b)
     Shareholder Service fee Class T.........      N/A        N/A         (c)
     Distribution fee Class B................    6,551      2,256         (a)
     Distribution fee Class C................   14,129      7,638         (a)
     Distribution fee Class G................    2,723      3,034    1,643(b)

--------
(a)Class A, B and C are newer classes of shares initially offered on November 18, 2002
(b)On November 18, 2002, the Retail B shares of the Fund were redesignated Class G shares.
(c)On November 18, 2002, the Retail A shares of the Fund were redesignated Class T shares

                                                INTERMEDIATE TAX-EXEMPT FUND
                                                   Years ended October 31,
                                             --------------------------------
                                                2004       2003        2002
                                             ---------- ---------- ----------
Advisory fee................................ $2,998,135 $4,326,111 $5,540,277
Advisory fee waiver.........................        N/A  1,194,121  1,477,407
Pricing and Bookkeeping Fees................    129,576    128,407        N/A
Waivers by Distributor (Class A)............        N/A      8,568        N/A
Waivers by Distributor (Class B)............        N/A      4,598        N/A
Waivers by Distributor (Class C)............      9,486      6,089        N/A
Waivers by Transfer Agent (Class A).........         36        N/A        N/A
Waivers by Transfer Agent (Class B).........        156        920        N/A
Waivers by Transfer Agent (Class C).........         32        102        N/A
Waivers by Transfer Agent (Class G).........          3        N/A        N/A
Waivers by Transfer Agent (Class T).........         35        N/A        N/A
Waivers by Transfer Agent (Class Z).........        796        N/A        N/A
Administration fee (net of fee waivers).....    368,250    386,964    486,086
Shareholder service and Transfer Agency Fee:        N/A        N/A     58,036
   Transfer Agent fee Class A...............      8,647         --         --
   Transfer Agent fee Class B...............      1,270         --         --
   Transfer Agent fee Class C...............        833         --         --
   Transfer Agent fee Class G...............        628
   Transfer Agent fee Class T...............      9,720         --         --
   Transfer Agent fee Class Z...............    170,269         --         --
   Service fee Class A......................     44,249     42,792           (a)
   Service fee Class B......................      5,829      7,663           (a)
   Service fee Class C......................      4,205      2,537           (a)
   Service fee Class G......................      2,083      3,480      4,188
   Shareholder Service fee Class T..........     33,729     36,455           (b)
   Distribution fee Class B.................     18,945     22,988           (a)
   Distribution fee Class C.................     13,690      7,609           (a)
   Distribution fee Class G.................      9,025     15,078     20,822

--------
(a)Class A, B and C are newer classes of shares initially offered on November 25, 2002
(b)On November 25, 2002, the Retail B shares of the Fund were redesignated Class G shares.

   Prior to March 1, 2001, Summit Bank Investment Management Division, a division of Summit Bank ("Summit Bank"), served as the investment adviser to the Predecessor Pillar Fund. Summit Bank was a wholly-owned subsidiary of Summit Bancorp. On March 1, 2001, FleetBoston Financial Corporation, the Advisor's parent corporation, acquired Summit Bancorp and thereafter, the Advisor succeeded Summit Bank as the investment adviser to the Predecessor Pillar Fund. The Predecessor Pillar Fund was reorganized into the Galaxy Pennsylvania Fund on August 27, 2001.

   Summit Bank served as investment adviser to the Predecessor Pillar Fund pursuant to an investment advisory agreement dated April 28, 1996 (the "Prior Pillar Agreement"). Pursuant to the terms of the Prior Pillar Agreement, Summit Bank was entitled to receive fees, accrued daily and paid monthly, at the annual rate of 0.60% of the average daily net assets of the Predecessor Pillar Fund. In addition, Summit Bank waived investment advisory fees and/or reimbursed expenses to help the Predecessor Pillar Fund maintain competitive expense ratios.

   During the fiscal period January 1, 2001 through October 31, 2001, the Predecessor Fund to the Pennsylvania Fund paid advisory fees (net of fee waivers and/or expense reimbursements) to Summit Bank and/or the Advisor of $57,385. For the same period, Summit Bank and/or the Advisor waived advisory fees of $58,619 and reimbursed expenses of $8,804 with respect to the Predecessor Fund to the Pennsylvania Fund.

   Prior to the Boston 1784 Reorganization, each Predecessor Boston 1784 Fund was advised by Fleet National Bank (formerly, BankBoston N.A. ("BankBoston")). BankBoston was a wholly-owned subsidiary of BankBoston Corporation. On October 1, 1999, BankBoston Corporation merged into Fleet Financial Group, Inc. to form FleetBoston Financial Corporation (the "Holding Company Merger"). As a result of the Holding Company Merger, BankBoston became a subsidiary of FleetBoston Financial Corporation and an affiliate of the Adviser and was renamed Fleet National Bank ("FNB").

   FNB served as investment adviser to each Predecessor Boston 1784 Fund pursuant to an investment advisory agreement dated June 1, 1993 (the "Prior Boston 1784 Agreement"). Pursuant to the terms of the Prior Boston 1784 Agreement, FNB was entitled to receive fees, accrued daily and paid monthly, at the annual rate of 0.74% of the average daily net assets of each Fund. In addition, FNB agreed to waive investment advisory fees and/or reimburse expenses to help the Predecessor Boston 1784 Funds maintain competitive expense ratios.

   Prior to the Pillar Reorganization, SEI Investments Mutual Funds Services ("SEI") served as the administrator to the Predecessor Pillar Fund. For its services, SEI received a fee, calculated daily and paid monthly, at the following annual rates based on the aggregate average daily net assets of The Pillar Funds (other than the Institutional Select Money Market Fund and U.S. Treasury Securities Plus Money Market Fund): 0.20% of the first $3.5 billion of aggregate net assets; 0.16% of the next $1.5 billion of aggregate net assets; 0.14% of the next $1.5 billion of aggregate net assets; and 0.12% of aggregate net assets in excess of $6.5 billion.

   During the period January 1, 2001, through October 31, 2001, the Predecessor Fund to the Pennsylvania Fund paid SEI and/or PFPC administration fees in the amount of $32,798, and during that period, SEI and/or PFPC did not waive any administration fees with respect to the Predecessor Fund to the Pennsylvania Fund.

   Prior to the Boston 1784 Reorganization, SEI served as the administrator to the Predecessor Boston 1784 Funds. For its services, SEI received a fee calculated daily and paid monthly, at an annual rate of 0.085% of the first $5 billion of the Boston 1784 Funds' combined average daily net assets and 0.045% of combined average daily net assets in excess of $5 billion. SEI also agreed to waive portions of its fees from time to time.

Trustees and Trustees' Fees

   The Fund Complex consists of the following funds:

   The series of Columbia Funds Trust I, the series of Columbia Funds Trust II, the series of Columbia Funds Trust III, the series of Columbia Funds Trust IV, the series of Columbia Funds Trust V, the series of Columbia Funds Trust VI, the series of Columbia Funds Trust VII, the series of Liberty Variable Investment Trust and 9 closed-end or interval management investment company portfolios.

   The series of Columbia Funds Trust VIII, the series of Columbia Funds Trust IX, the series of Columbia Funds Trust XI, the series of SteinRoe Variable Investment Trust and 3 closed-end management investment company portfolios.

   Two closed-end management investment company portfolios named Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc.

   Columbia Management Multi-Strategy Hedge Fund, LLC.

   Columbia Balanced Fund, Inc., Columbia Common Stock Fund, Inc., Columbia Daily Income Company, Columbia Fixed Income Securities Fund, Inc., Columbia Growth Fund, Inc., Columbia High Yield Fund, Inc., Columbia International Stock Fund, Inc., Columbia National Municipal Bond Fund, Inc., Columbia Oregon Municipal Bond Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Short Term Bond Fund, Inc., Columbia Small Cap Growth Fund, Inc., Columbia Mid Cap Growth Fund, Inc., Columbia Strategic Investor Fund, Inc., Columbia Technology Fund, Inc. and the series of CMG Fund Trust.

   The series of The Galaxy Funds ( the "Galaxy Funds").

   The series of Columbia Acorn Trust and the series of Wanger Advisors Trust. (the "Acorn Funds" and "WAT Funds," respectively).

   The Advisor or its affiliates pay the compensation of all the officers of the funds in the Funds Complex advised by the Advisor, including Trustees who are affiliated with the Advisor. For the fiscal year ended October 31, 2004 and the calendar year ended December 31, 2004, the Trustees received the following compensation for serving as Trustees:

                                            Aggregate         Aggregate          Aggregate           Aggregate
                                          Compensation       Compensation      Compensation        Compensation
                         Pension or         from the           from the          from the            from the
                         Retirement     Connecticut Fund   Florida Fund for    Massachusetts      New Jersey Fund
                      Benefits Accrued for the Fiscal Year the Fiscal Year  Fund for the Fiscal for the Fiscal Year
                      as part of Fund         Ended             Ended           Year Ended             Ended
Trustee(a)              Expenses(b)     October 31, 2004   October 31, 2004  October 31, 2004    October 31, 2004
----------            ---------------- ------------------- ---------------- ------------------- -------------------
Douglas A. Hacker....       N/A                 794                0               1,106                607
Janet Langford Kelly.       N/A                 837              784               1,164                639
Richard W. Lowry.....       N/A                 748              725               1,038                576
William E. Mayer.....       N/A                 838              806               1,163                644
Charles R. Nelson....       N/A                 822              783               1,142                631
John J. Neuhauser....       N/A                 782              757               1,086                602
Patrick J. Simpson(c)       N/A                 765              745               1,061                590
Thomas E. Stitzel....       N/A                 844              837               1,168                655
Thomas C. Theobald(d)       N/A               1,029              909               1,446                771
Anne-Lee Verville(e).       N/A                 930              893               1,293                715
Richard L. Woolworth.       N/A                 757              771               1,047                708

                           Aggregate
                         Compensation
                       from the New York
                      Fund for the Fiscal
                          Year Ended
Trustee(a)             October 31, 2004
----------            -------------------
Douglas A. Hacker....         674
Janet Langford Kelly.         710
Richard W. Lowry.....         639
William E. Mayer.....         715
Charles R. Nelson....         700
John J. Neuhauser....         668
Patrick J. Simpson(c)         654
Thomas E. Stitzel....         726
Thomas C. Theobald(d)         858
Anne-Lee Verville(e).         793
Richard L. Woolworth.         654

                          Aggregate
                        Compensation         Aggregate            Aggregate
                            from         Compensation from    Compensation from   Total Compensation from
                      the Pennsylvania   the Rhode Island   the Intermediate Tax-     the Fund Complex
                        Fund for the    Fund for the Fiscal  Exempt Fund for the  Paid to the Trustees for
                      Fiscal Year Ended     Year Ended        Fiscal Year Ended   the Calendar Year Ended
Trustee(a)            October 31, 2004   October 31, 2004     October 31, 2004      December 31, 2004(a)
----------            ----------------- ------------------- --------------------- ------------------------
Douglas A. Hacker....        779               1,053                2,201                 135,000
Janet Langford Kelly.        809               1,095                1,631                 148,500
Richard W. Lowry.....        761               1,023                1,462                 150,700
William E. Mayer.....        843               1,135                1,636                 166,700
Charles R. Nelson....        815               1,098                1,604                 141,500
John J. Neuhauser....        793               1,066                1,528                 158,284
Patrick J. Simpson(c)        784               1,052                1,496                 129,000
Thomas E. Stitzel....        887               1,186                1,653                 149,000
Thomas C. Theobald(d)        912               1,253                1,997                 172,500
Anne-Lee Verville(e).        934               1,257                1,818                 157,000
Richard L. Woolworth.        826               1,100                1,488                 131,000

--------
(a)As of December 31, 2004, the Fund Complex consisted of 127 open-end and 12 closed-end management investment company portfolios. Effective October 8, 2003, Patrick J. Simpson and Richard L. Woolworth, then directors/trustees of the Columbia Funds, were appointed to the board of trustees of the Liberty Funds and Stein Roe Funds. Also effective October 8, 2003, the trustees of the Liberty Funds and the Stein Roe Funds were elected as directors/trustees of the Columbia Funds. A single combined board of trustees/directors now oversees all of the Liberty Funds, Stein Roe Funds and Columbia Funds. The All-Star Funds, Columbia Management Multi-Strategy Hedge Fund, LLC, the Galaxy Funds, the Acorn Funds and the WAT Funds each have separate boards of trustees/directors.
(b)The Funds do not currently provide pension or retirement plan benefits to the Trustees.
(c)During the fiscal year ended October 31, 2004 and the calendar year ended December 31, 2004, Mr. Simpson deferred $,765, $745, $1,061, $590, $654,
   $784, $1,052, and $1,496 of his compensation from the Connecticut, Florida, Massachusetts, New Jersey, New York, Pennsylvania, Rhode Island and Intermediate Tax-Exempt Funds, respectively, and $129,000 of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Simpson's account under that plan was $143,646.
(d)During the fiscal year ended October 31, 2004 and the calendar year ended December 31, 2004, Mr. Theobald deferred $57455, $376, $833, $400, $449,
   $309, $471, and $1,094 of his compensation from the Connecticut, Florida, Massachusetts, New Jersey, New York, Pennsylvania, Rhode Island and Intermediate Tax-Exempt Funds, respectively, and $90,000 of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Mr. Theobald's account under that plan was $157,328.

(e)During the fiscal year ended October 31, 2004 and the calendar year ended December 31, 2004, Ms. Verville deferred $351, $230, $509, $244, $274, $189,
   $288 and $668 of her compensation from the Connecticut, Florida, Massachusetts, New Jersey, New York, Pennsylvania, Rhode Island and Intermediate Tax-Exempt Funds, respectively, and $55,000 of her total compensation from the Columbia Funds Complex pursuant to the deferred compensation plan. At December 31, 2004, the value of Ms. Verville's account under that plan was $653,275.

Role of the Board of Trustees

   The Trustees of the Funds are responsible for the overall management and supervision of the Funds' affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Funds' activities, review contractual arrangements with service providers for the Funds and review the Funds' performance. The Trustees have created several committees to perform specific functions for the Funds. Mr. Theobald was elected Chairman of the Board of Trustees of the Liberty Funds, Stein Roe Funds and Columbia Funds effective December, 2003.

Audit Committee

   Ms. Verville and Messrs. Hacker, Stitzel and Woolworth are members of the Audit Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Verville and Messrs. Hacker, Nelson and Neuhauser were members of the Audit Committee of the Board of Trustees of the Funds. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent auditors, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Funds and certain service providers. For the fiscal year ended October 31, 2004, the Audit Committee convened eleven times.

Governance Committee

   Messrs. Lowry, Mayer, Simpson and Theobald are members of the Governance Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Verville and Messrs. Hacker, Lowry, Mayer and Theobald were members of the Governance Committee of the Board of Trustees of the Funds. The Governance Committee's functions include recommending to the Trustees nominees for independent Trustee positions and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Funds' investment advisors. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the Funds. For the fiscal year ended October 31, 2004, the Governance Committee convened five times.

Advisory Fees & Expenses Committee

   Ms. Kelly and Messrs. Mayer, Nelson and Neuhauser are members of the Advisory Fees & Expenses Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Kelly and Messrs. Mayer, Neuhauser, Stitzel and Theobald were members of the Advisory Fees & Expenses Committee of the Board of Trustees of the Funds. The Advisory Fees & Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. For the fiscal year ended October 31, 2004, the Advisory Fees & Expenses Committee convened seven times.

Investment Oversight Committees

   Beginning in 2004, each Trustee of the Funds also began serving on an Investment Oversight Committee ("IOC"). Each IOC is responsible for monitoring, on an ongoing basis, a select group of funds in the Fund

Complex and gives particular consideration to such matters as the Funds' adherence to their investment mandates, historical performance, changes in investment processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the Funds attend IOC meetings from time to time to assist each IOC in its review of the Funds. Each IOC meets four times a year. The following are members of the respective IOCs and the general categories of Funds in the Fund Complex which they review:

IOC #1: Messrs. Lowry, Mayer and Neuhauser are responsible for reviewing Funds in the following asset categories: Large Growth Diversified, Large Growth
        Concentrated, Small Growth, Outside Managed (i.e., sub-advised), Municipal and Bank Loan.

IOC #2: Mr. Hackerand Ms. Verville are responsible for reviewing Funds in the following asset categories: Large Blend, Small Blend, Foreign Stock, Fixed Income--Multi
        Sector, Fixed Income--Core and Young Investor.

IOC#3:. Messrs. Theobald and Stitzel and Ms. Kelly are responsible for reviewing Funds in the following asset categories: Large Value, Mid Cap Value, Small Value,
        Asset Allocation, High Yield and Money Market.

IOC#4:. Messrs. Nelson, Simpson and Woolworth are responsible for reviewing Funds in the following asset categories: Large/Multi-Cap Blend, Mid Cap Growth, Small
        Growth, Asset Allocation, Specialty Equity and Taxable Fixed Income.

Share Ownership

   The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2004 (a) in each Fund and (ii) in the Funds in the Fund Complex.

                       Dollar Range
                        of Equity                Dollar Range of Dollar Range of Dollar Range
                        Securities  Dollar Range     Equity          Equity       of Equity
                         Owned in    of Equity     Securities      Securities     Securities
                           the       Securities   Owned in the    Owned in the   Owned in the
                       Connecticut  Owned in the  Massachusetts    New Jersey      New York
Name of Trustee            Fund     Florida Fund      Fund            Fund           Fund
---------------        ------------ ------------ --------------- --------------- ------------
Disinterested Trustees
Douglas A. Hacker.....      $0           $0            $0              $0             $0
Janet Langford Kelly..      $0           $0            $0              $0             $0
Richard W. Lowry......      $0           $0            $0              $0             $0
Charles R. Nelson.....      $0           $0            $0              $0             $0
John J. Neuhauser.....      $0           $0            $0              $0             $0
Patrick J. Simpson....      $0           $0            $0              $0             $0
Thomas E. Stitzel.....      $0           $0            $0              $0             $0
Thomas C. Theobald....      $0           $0            $0              $0             $0
Anne-Lee Verville(a)..      $0           $0            $0              $0             $0
Richard L. Woolworth..      $0           $0            $0              $0             $0

Interested Trustees
William E. Mayer......      $0           $0            $0              $0             $0

                        Dollar Range of   Dollar Range of   Dollar Range of
                       Equity Securities Equity Securities Equity Securities  Aggregate Dollar Range of
                         Owned in the      Owned in the      Owned in the    Equity Securities Owned in
                         Pennsylvania      Rhode Island      Intermediate       All Funds Overseen by
Name of Trustee              Fund              Fund         Tax-Exempt Fund  Trustee in the Fund Complex
---------------        ----------------- ----------------- ----------------- ---------------------------
Disinterested Trustees
Douglas A. Hacker.....        $0                $0                $0               Over $100,000
Janet Langford Kelly..        $0                $0                $0               Over $100,000
Richard W. Lowry......        $0                $0                $0               Over $100,000
Charles R. Nelson.....        $0                $0          $10,000-$50,000        Over $100,000
John J. Neuhauser.....        $0                $0                $0               Over $100,000
Patrick J. Simpson....        $0                $0                $0               Over $100,000
Thomas E. Stitzel.....        $0                $0                $0               Over $100,000
Thomas C. Theobald....        $0                $0                $0               Over $100,000
Anne-Lee Verville(a)..        $0                $0                $0                     $0
Richard L. Woolworth..        $0                $0                $0               Over $100,000

Interested Trustees
William E. Mayer......        $0                $0                $0              $50,001-$100,000

--------
(a)Ms. Verville has elected to defer her compensation as a Trustee under the deferred compensation plan for independent Trustees of the Fund Complex. The value of her deferred compensation is determined as if the amounts had been invested, as of the date of deferral, in shares of one or more funds in the complex as specified by her. At December 31, 2003, the value of her deferred compensation account exceeded $100,000.

Brokerage Commissions

   There were no commissions paid on transactions by any of the Funds during the past fiscal year. See "Management of the Funds--Portfolio
Transactions--Brokerage and research services" in Part 2 of this SAI.

   The Trust is required to identify any securities of its "regular brokers or dealers" that each Fund has acquired during its most recent fiscal year. At October 31, 2004, no Fund held securities of their regular brokers or dealers.

MANAGEMENT OF THE FUNDS

   The Advisor is the investment advisor to the Funds. Columbia Management Advisors Inc (CMA) is a part of a larger organization known as Columbia Management Group, Inc., a U.S. financial holding company, which is a wholly owned subsidiary of Fleet National Bank, a national banking association, which in turn is a wholly owned subsidiary of FleetBoston Financial Corporation, CMA is located at 100 Federal Street, Boston, MA 02110.

   Sales-related expenses (dollars in thousands) of CFD relating to the Fund as of the year ended October 31, 2004 were (in Dollars):

CONNECTICUT FUND                                                 Class A Class B Class C Class T Class G
----------------                                                 ------- ------- ------- ------- -------
Fees to FSFs....................................................   60      49      71      59       1
Allocated cost of sales material relating to the Fund (including
  printing, mailing, and promotion expenses)....................    5       1       3        (a)     (a)
Allocated travel, entertainment and other promotional expenses..    9       2       6       1        (a)


FLORIDA FUND                                            Class A Class B Class C
------------                                            ------- ------- -------
Fees to FSFs...........................................    6       3        7
Allocated cost of sales material relating to the Fund
  (including printing, mailing, and promotion expenses)     (a)     (a)      (a)
Allocated travel, entertainment and other promotional
  expenses.............................................     (a)     (a)     1

MASSACHUSETTS FUND                                      Class A Class B Class C  Class T  Class G
------------------                                      ------- ------- -------  -------  -------
Fees to FSFs...........................................   33      33      175      133       2
Allocated cost of sales material relating to the Fund
  (including printing, mailing, and promotion expenses)    5       1        2        2        (a)
Allocated travel, entertainment and other promotional
  expenses.............................................   10       1        4        3        (a)

NEW JERSEY FUND                                         Class A Class B Class C  Class T  Class G
---------------                                         ------- ------- -------  -------  -------
Fees to FSFs...........................................   19      23       33       12        (a)
Allocated cost of sales material relating to the Fund
  (including printing, mailing, and promotion expenses)    3       1        2         (a)     (a)
Allocated travel, entertainment and other promotional
  expenses.............................................    6       1        4         (a)     (a)

NEW YORK FUND                                           Class A Class B Class C Class T Class G
-------------                                           ------- ------- ------- ------- -------
Fees to FSFs...........................................   37      27      23      40       1
Allocated cost of sales material relating to the Fund
  (including printing, mailing, and promotion expenses)    4        (a)    2        (a)     (a)
Allocated travel, entertainment and other promotional
  expenses.............................................    8       1       3       1        (a)

PENNSYLVANIA FUND                                       Class A Class B Class C
-----------------                                       ------- ------- -------
Fees to FSFs...........................................    6       5       4
Allocated cost of sales material relating to the Fund
  (including printing, mailing, and promotion expenses)     (a)     (a)     (a)
Allocated travel, entertainment and other promotional
  expenses.............................................     (a)     (a)     (a)

RHODE ISLAND FUND                                       Class A Class B Class C Class T Class G
-----------------                                       ------- ------- ------- ------- -------
Fees to FSFs...........................................    2      17       8        (a)    1
Allocated cost of sales material relating to the Fund
  (including printing, mailing, and promotion expenses)     (a)     (a)     (a)     (a)     (a)
Allocated travel, entertainment and other promotional
  expenses.............................................    1       1       1       1        (a)

INTERMEDIATE TAX-EXEMPT BOND FUND                       Class A Class B Class C Class T Class G
---------------------------------                       ------- ------- ------- ------- -------
Fees to FSFs...........................................   55      17      25      37       3
Allocated cost of sales material relating to the Fund
  (including printing, mailing, and promotion expenses)    2        (a)    2        (a)     (a)
Allocated travel, entertainment and other promotional
  expenses.............................................    5        (a)    3       1        (a)

--------
(a)Rounds to less than one.

Sales Charges

   Columbia Funds Distributor, Inc. is the Funds' distributor. Prior to July 22, 2002, PFPC Distributors served as distributor for the Predecessor Funds. PFPC Distributors, an indirect wholly owned subsidiary of PNC Financial Services Group, is a registered broker-dealer with principal offices located at 400 Bellevue Parkway, Wilmington, Delaware 19809. PFPC Distributors was entitled to the payment of a front-end sales charge on the sale of Retail A Shares of the Predecessor Funds. During the last three fiscal years, CFD, PFPC Distributors, PDI and/or FD Distributors received front-end sales charges in connection with Class A Shares (formerly Retail A Shares) and Class T Shares (for the last fiscal year) purchases as follows (in dollars):

                                                          Year ended October 31, 2004
                                                    -------------------------------------
CONNECTICUT FUND                                    Class A Class B Class C Class G  Class T
----------------                                    ------- ------- ------- -------  -------
Aggregate initial sales charges on Fund share sales   $29     N/A     N/A     N/A      $1
Aggregate CDSC retained by CFD Fund share sales....     2      10       5        (a)    0
Initial sales charges retained by CFD..............     4     N/A     N/A     N/A        (a)

FLORIDA FUND                                        Class A Class B
------------                                        ------- -------
Aggregate initial sales charges on Fund share sales   $ 6     N/A
Aggregate CDSC retained by CFD Fund share sales....     2       0
Initial sales charges retained by CFD..............     1       0

MASSACHUSETTS FUND                                  Class A  Class B Class C  Class G  Class T
------------------                                  -------  ------- -------  -------  -------
Aggregate initial sales charges on Fund share sales  $ 82      N/A     N/A      N/A      $5
Aggregate CDSC retained by CFD Fund share sales....      (a)    10       3        3       0
Initial sales charges retained by CFD..............    11      N/A     N/A      N/A       1

NEW JERSEY FUND                                     Class A  Class B Class C  Class G  Class T
---------------                                     -------  ------- -------  -------  -------
Aggregate initial sales charges on Fund share sales  $ 26      N/A     N/A      N/A      $2
Aggregate CDSC retained by CFD Fund share sales....     5        4       6         (a)    0
Initial sales charges retained by CFD..............     3      N/A     N/A      N/A        (a)

NEW YORK FUND                                       Class A  Class B Class C  Class G  Class T
-------------                                       -------  ------- -------  -------  -------
Aggregate initial sales charges on Fund share sales  $ 10      N/A     N/A      N/A      $ (a)
Aggregate CDSC retained by CFD Fund share sales....     7       25       6         (a)    0
Initial sales charges retained by CFD..............     1      N/A     N/A      N/A        (a)

PENNSYLVANIA FUND                                   Class A  Class B Class C
-----------------                                   -------  ------- -------
Aggregate initial sales charges on Fund share sales  $  6      N/A     N/A
Aggregate CDSC retained by CFD Fund share sales....   N/A        3        (a)
Initial sales charges retained by CFD..............     1        0    N./A

RHODE ISLAND FUND                                   Class A  Class B Class C  Class G  Class T
-----------------                                   -------  ------- -------  -------  -------
Aggregate initial sales charges on Fund share sales  $  4      N/A     N/A      N/A      $ (a)
Aggregate CDSC retained by CFD Fund share sales....     0        5       2        2       0
Initial sales charges retained by CFD..............      (a)   N/A     N/A      N/A        (a)

INTERMEDIATE TAX-EXEMPT FUND                        Class A  Class B Class C  Class G  Class T
----------------------------                        -------  ------- -------  -------  -------
Aggregate initial sales charges on Fund share sales  $ 32      N/A     N/A      N/A      $2
Aggregate CDSC retained by CFD Fund share sales....     0        4        (a)     2       0
Initial sales charges retained by CFD..............     5      N/A     N/A      N/A        (a)
--------
(a)Rounds to less than one.

                                                      Year ended October 31, 2003
                                                ---------------------------------------
CONNECTICUT FUND                                Class A Class B Class C Class G Class T
----------------                                ------- ------- ------- ------- -------
Aggregate CDSC retained by CFD Fund share sales      0   9,992   7,189    242    3,890
Initial sales charges retained by CFD.......... 15,407     N/A     N/A    N/A      444

FLORIDA FUND                                    Class A Class B
------------                                    ------- -------
Aggregate CDSC retained by CFD Fund share sales      0   1,235
Initial sales charges retained by CFD..........    971     N/A

MASSACHUSETTS FUND                              Class A Class B Class C Class G Class T
------------------                              ------- ------- ------- ------- -------
Aggregate CDSC retained by CFD Fund share sales  4,983   1,875   1,276    969    9,980
Initial sales charges retained by CFD.......... 17,305     N/A     N/A    N/A        0

NEW JERSEY FUND                                 Class A Class B Class C Class G Class T
---------------                                 ------- ------- ------- ------- -------
Aggregate CDSC retained by CFD Fund share sales      0   5,423   1,558    312      N/A
Initial sales charges retained by CFD..........  6,404     N/A     N/A    N/A    2,723

NEW YORK FUND                                   Class A Class B Class C Class G Class T
-------------                                   ------- ------- ------- ------- -------
Aggregate CDSC retained by CFD Fund share sales  4,489      98     229    226      N/A
Initial sales charges retained by CFD..........  6,274     N/A     N/A    N/A       40

PENNSYLVANIA FUND                               Class A Class B
-----------------                               ------- -------
Aggregate CDSC retained by CFD Fund share sales      0     214
Initial sales charges retained by CFD..........  4,879     N/A


RHODE ISLAND FUND                               Class A Class B Class C Class G Class T
-----------------                               ------- ------- ------- ------- -------
Aggregate CDSC retained by CFD Fund share sales      0   1,693   4,275   1,554    N/A
Initial sales charges retained by CFD..........  1,231     N/A     N/A     N/A      0

                              Retail A Shares (1)
                           (Years ended October 31)

                                                                                CONNECTICUT FUND
                                                                                ------------------
                                                                                  2002      2001
                                                                                 -------  -------
Aggregate initial sales charges on Predecessor Fund share sales................ $14,624   $ 1,093
Initial sales charges retained by PFPC Distributors, PDI and/or FD Distributors       0         0
Initial sales charges retained by CFD.......................................... $47,162       N/A

                                                                                MASSACHUSETTS FUND
                                                                                ------------------
                                                                                 2002      2001
                                                                                 -------  -------
Aggregate initial sales charges on Predecessor Fund share sales................ $ 2,729   $13,687
Initial sales charges retained by PFPC Distributors, PDI and/or FD Distributors       0         0
Initial sales charges retained by CFD.......................................... $32,049       N/A

                                                                                NEW JERSEY FUND
                                                                                ------------------
                                                                                 2002      2001
                                                                                 -------  -------
Aggregate initial sales charges on Predecessor Fund share sales................ $ 2,915   $ 6,868
Initial sales charges retained by PFPC Distributors, PDI and/or FD Distributors       0         0
Initial sales charges retained by CFD.......................................... $ 4,238       N/A


                                                                                 NEW YORK FUND
                                                                                -----------------
                                                                                 2002     2001
                                                                                -------  -------
Aggregate initial sales charges on Predecessor Fund share sales................ $   381  $39,244
Initial sales charges retained by PFPC Distributors, PDI and/or FD Distributors       0        0
Initial sales charges retained by CFD.......................................... $12,046      N/A

                                                                                RHODE ISLAND FUND
                                                                                -----------------
                                                                                  2002     2001
                                                                                -------  -------
Aggregate initial sales charges on Predecessor Fund share sales................ $   329  $25,101
Initial sales charges retained by PFPC Distributors, PDI and/or FD Distributors       0        0
Initial sales charges retained by CFD.......................................... $15,536      N/A

                                                                                INTERMEDIATE TAX-
                                                                                  EXEMPT FUND
                                                                                -----------------
                                                                                 2002     2001
                                                                                -------  -------
Aggregate initial sales charges on Predecessor Fund share sales................ $     0  $     0
Initial sales charges retained by PFPC Distributors, PDI and/or FD Distributors       0        0
Initial sales charges retained by CFD.......................................... $14,942      N/A

--------
(1)The Predecessor Funds to the Florida Fund and the Pennsylvania Fund did not offer Retail A Shares.

   Prior to July 22, 2002, PFPC Distributors was also entitled to the payment of contingent deferred sales charges upon the redemption of Retail B Shares of the Predecessor Funds.

12b-1 Plan, Shareholder Servicing Plan, CDSCs and Conversion of Shares

   All of the Funds offer Class A, Class B, Class C, and Class Z shares. All of the Funds except for the Florida Fund and the Pennsylvania Fund also offer Class T and Class G shares. The Funds may in the future offer other classes of shares.

   The Trustees have approved a 12b-1 Plan (Plan) pursuant to Rule 12b-1 under the Act. Under the Plan, each Fund pays CFD monthly a service fee at an annual rate of 0.25% of each Fund's average daily net assets attributed to Class A, B and C shares except Intermediate Tax Exempt Bond Fund, which is 0.20%.

   The Funds also pay CFD monthly a distribution fee at an annual rate of 0.75% of each Fund's average daily net assets attributed to Class B and Class C shares, except Intermediate Tax-Exempt Bond which is 0.65%.

   Each Fund having Class G shares may pay CFD distribution and service fees up to a maximum of 1.15% of such Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Each Fund does not intend to pay more than a total of 0.80% for Class G distribution and shareholder service fees during the current fiscal year.

   CFD may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of CFD's expenses, CFD may realize a profit from the fees.

   The Plan authorizes any other payments by the Funds to CFD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of Fund shares. The Trustees believe the Plan could be a significant factor in the growth and retention of the Funds' assets resulting in more advantageous expense ratios and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such disinterested Trustees.

   Class T shares of the Funds are subject to a shareholder servicing fee pursuant to a Shareholder Servicing Plan. Under the Shareholder Servicing Plan, a Fund may enter into agreements with institutions pursuant to which an institution agrees to provide certain administrative and support services to its customers who are the beneficial owners of Class T shares. Services provided by such institutions to their customers include aggregating and processing purchase and redemption requests and placing net purchase and redemption orders. In return for providing these services, the Fund agrees to pay each institution a fee at an annual rate of up to 0.50% of the average daily net assets attributable to Class T shares owned beneficially by the institution's customers.

   Current service arrangements are limited to payments of 0.15% for all the Funds except the Rhode Island Fund, and 0.00% for the Rhode Island Fund.

   Under the Shareholder Servicing Plan, the Trustees must review, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which those expenditures were made. The initial term of the Shareholder Servicing Plan is one year and it will continue in effect from year to year after its initial one-year term provided that its continuance is specifically approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Shareholder Servicing Plan or in any agreement related to it. Any material amendment to the Shareholder Servicing Plan must be approved in the same manner. The Shareholder Servicing Plan is terminable at any time with respect to any Fund by a vote of a majority of the Independent Trustees. While the Shareholder Servicing Plan is in effect, only the Independent Trustees may select and nominate any future Independent Trustees.

   Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within a certain number of years after purchase depending on the program you purchased your shares under. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class G shares are offered at net asset value and are subject to a CDSC if redeemed within a certain number of years after purchase depending on when you purchased your shares that were exchanged for Class G shares. Class T shares are offered at net asset value plus varying sales charges which may include a CDSC. Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs are described in the Prospectuses.

   No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

   A certain number of years, depending on the program you purchased your shares under, after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee. See the Prospectus for a description of the different programs.

   A certain number of years, depending on when you purchased your shares that were exchanged for Class G shares, after the end of the month in which you purchased your shares that were exchanged for Class G shares, such Class G shares and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class T shares having an equal value, which are not subject to the distribution fee. See the Prospectus for a description of the different programs.

Ownership of the Funds

   As of record on January 31, 2005, the Trustees and officers of the Trust as a group beneficially owned less than 1% of the then outstanding Classes A, B, C, T, G or Z of the Funds.

   As of record on January 31, 2005, the following shareholders owned of record 5% or more of the shares of the classes of the Funds noted below:

Intermediate Tax-Exempt Fund

            Class Account                               Percent (%)
            ----- -------                               -----------
              A   MERRILL LYNCH PIERCE FENNER & SMITH..    15.24
                  FOR THE SOLE BENEFIT OF ITS CUSTOMERS
                  4800 DEER LAKE DR E FL 2
                  JACKSONVILLE FL 32246-6484

              A   UBS FINANCIAL SERVICES INC. FBO......     5.04
                  MARGARET E DIPONIO
                  14800 FARMINGTON RD STE 102
                  LIVONIA MI 48154-5464

              B   PERSHING LLC.........................     7.75
                  P.O. BOX 2052
                  JERSEY CITY NJ 07303-2052

              B   CITIGROUP GLOBAL MARKETS, INC........    11.69
                  333 W 34/TH/ STREET
                  NEW YORK NY 10001-2402

              C   CITIGROUP GLOBAL MARKETS, INC........     6.71
                  333 W 34TH STREET
                  NEW YORK NY 10001-2402

              C   MERRILL LYNCH PIERCE FENNER & SMITH..    35.37
                  FOR THE SOLE BENEFIT OF ITS CUSTOMERS
                  4800 DEER LAKE DR E FL 2
                  JACKSONVILLE FL 32246-6484

              C   A G EDWARDS & SONS INC FBO...........    11.07
                  RICHARD J MIELE & CARMEL L MIELE
                  1 N JEFFERSON AVE
                  SAINT LOUIS MO 63103-2205

              C   NFSC FEBO............................     5.86
                  SIRIOS LIVINGSTON SOTERO SIRIUS JR
                  1254 CAYAMACA AVE
                  CHULA VISTER, CA 91911-3553
                  MINDEN LA 71055-7146

             Class Account                             Percent (%)
             ----- -------                             -----------
               G   ANTHONY COSTA & MARIA M COSTA......    14.35
                   142 FREMONT ST
                   TAUNTON MA 02780-1215

               G   ADP CLEARING & OUTSOURCING.........    25.94
                   26 BROADWAY
                   NEW YORK NY 10004-1703

               G   ADP CLEARING & OUTSOURCING.........    11.91
                   26 BROADWAY
                   NEW YORK NY 10004-1703

               G   ADP CLEARING & OUTSOURCING.........     7.50
                   26 BROADWAY
                   NEW YORK NY 10004-1703

               G   HOWARD L LOVELACE & MARY E LOVELACE    10.75
                   15 NOTTINGHILL CT
                   MANALAPAN NJ 07726-8685

               T   CHARLES SCHWAB & CO INC............     8.91
                   101 MONTGOMERY ST
                   SAN FRANCISCO CA 94104-4122

               Z   GALES & CO.........................    41.30
                   FLEET INVESTMENT SERVICES
                   159 E MAIN ST
                   ROCHESTER NY 14638-0001

               Z   GALES & CO.........................    34.56
                   FLEET INVESTMENT SERVICES
                   159 E MAIN ST
                   ROCHESTER NY 14638-0001

New Jersey Fund

            Class Account                               Percent (%)
            ----- -------                               -----------
              A   CHARLES SCHWAB & CO INC CUST.........    14.16
                  101 MONTGOMERY ST
                  SAN FRANCISCO CA 94104-4122

              A   MERRILL LYNCH PIERCE FENNER & SMITH..     7.40
                  FOR THE SOLE BENEFIT OF ITS CUSTOMERS
                  4800 DEER LAKE DR E FL 3
                  JACKSONVILLE FL 32246-6484

              A   ADP CLEARING & OUTSOURCING...........    42.84
                  26 BROADWAY
                  NEW YORK NY 10004-1703

              B   ADP CLEARING & OUTSOURCING...........     5.29
                  26 BROADWAY
                  NEW YORK NY 10004-1703

            Class Account                               Percent (%)
            ----- -------                               -----------
              C   CITIGROUP GLOBAL MARKETS INC.........    13.30
                  333 WEST 34TH STREET - 3RD FLOOR
                  NEW YORK NY 10001-2402

              C   ADP CLEARING & OUTSOURCING...........     6.88
                  26 BROADWAY
                  NEW YORK NY 10004-1703

              C   MERRILL LYNCH PIERCE FENNER & SMITH..    24.36
                  FOR THE SOLE BENEFIT OF ITS CUSTOMERS
                  4800 DEER LAKE DR E FL 3
                  JACKSONVILLE FL 32246-6484

              C   FIRST CLEARING LLC...................    13.14
                  PO BOX 106
                  BELLEMEAD NJ 08502-0106

              G   ADP CLEARING & OUTSOURCING...........     8.29
                  26 BROADWAY
                  NEW YORK NY 10004-1703

              G   ADP CLEARING & OUTSOURCING...........    69.44
                  26 BROADWAY
                  NEW YORK NY 10004-1703

              G   CYNTHIA L PETERSON...................     5.69
                  68 DAVIDSON AVE
                  RAMSEY NJ 07446-1465

              G   JOHN KIMBROUGH &.....................     7.47
                  DIANE KIMBROUGH
                  101A GEORGE ST
                  CARTERET NJ 07008-1541

              T   ADP CLEARING & OUTSOURCING...........     7.46
                  26 BROADWAY
                  NEW YORK NY 10004-1703

              Z   GALES & CO...........................    89.47
                  FLEET INVESTMENT SERVICES
                  159 E MAIN ST
                  ROCHESTER NY 14638-0001

Rhode Island Fund

             Class Account                             Percent (%)
             ----- -------                             -----------
               A   UBS FINANCIAL SERVICES INC.........     5.99
                   FBO MARGARET M NUNES TRUST
                   811 CHOPMIST HILL ROAD
                   NORTH SCITUATE RI 02857-1040

               A   AMERICAN ENTERPRISE INVESTMENT SVCS     5.30
                   PO BOX 9446
                   MINNEAPOLIS MN 55440-9446

               A   ADP CLEARING & OUTSOURCING.........    10.08
                   26 BROADWAY
                   NEW YORK NY 10004-1703

            Class Account                               Percent (%)
            ----- -------                               -----------
              A   CITIGROUP GLOBAL MARKETS INC.........    53.97
                  333 WEST 34TH STREET
                  NEW YORK NY 10001-2402

              B   ADP CLEARING & OUTSOURCING...........    31.06
                  26 BROADWAY
                  NEW YORK NY 10004-1703

              B   ADP CLEARING & OUTSOURCING...........    23.85
                  26 BROADWAY
                  NEW YORK NY 10004-1703

              B   US CLEARING CORP.....................     9.77
                  26 BROADWAY
                  NEW YORK NY 10004-1703

              C   FIRST CLEARING LLC...................     6.80
                  GEORGE W GAULIN GERMAINE D
                  GAULIN CO-TTEES GEORGE W
                  1174 LOGEE ST
                  WOONSOCKET RI 02895-6031

              C   LEGG MASON WOOD WALKER INC...........     5.45
                  PO BOX 1476
                  BALTIMORE MD 21203-1476

              C   ADP CLEARING & OUTSOURCING...........     5.20
                  26 BROADWAY
                  NEW YORK NY 10004-1703

              C   MERRILL LYNCH PIERCE FENNER & SMITH..    44.18
                  FOR THE SOLE BENEFIT OF ITS CUSTOMERS
                  4800 DEER LAKE DR E FL 2
                  JACKSONVILLE FL 32246-6484

              C   PERSHING LLC.........................    13.92
                  PO BOX 2052
                  JERSEY CITY NJ 07303-2052

              G   ADP CLEARING & OUTSOURCING...........     5.90
                  26 BROADWAY
                  NEW YORK NY 10004-1703

              G   ADP CLEARING & OUTSOURCING...........    19.14
                  26 BROADWAY
                  NEW YORK NY 10004-1703

              G   US CLEARING CORP.....................     9.26
                  26 BROADWAY
                  NEW YORK NY 10004-1703

              G   US CLEARING CORP.....................    11.32
                  26 BROADWAY
                  NEW YORK NY 10004-1703

              G   ADP CLEARING & OUTSOURCING...........     8.59
                  26 BROADWAY
                  NEW YORK NY 10004-1703

                 Class Account                     Percent (%)
                 ----- -------                     -----------

                   G   ADP CLEARING & OUTSOURCING.    10.64
                       26 BROADWAY
                       NEW YORK NY 10004-1703

                   G   US CLEARING CORP...........     5.89
                       26 BROADWAY
                       NEW YORK NY 10004-1703

                   G   ADP CLEARING & OUTSOURCING.    20.82
                       26 BROADWAY
                       NEW YORK NY 10004-1703

                   G   ADP CLEARING & OUTSOURCING.     8.45
                       26 BROADWAY
                       NEW YORK NY 10004-1703

                   T   CHARLES SCHWAB & CO INC....     8.50
                       101 MONTGOMERY ST
                       SAN FRANCISCO CA 94104-4122

                   Z   GALES & CO.................    51.42
                       FLEET INVESTMENT SERVICES
                       159 EAST MAIN ST
                       ROCHESTER NY 14638-0001

                   Z   GALES & CO.................    45.50
                       FLEET INVESTMENT SERVICES
                       PO BOX 92750
                       ROCHESTER NY 14638-0001


New York Fund

            Class Account                               Percent (%)
            ----- -------                               -----------
              A   PERSHING LLC.........................    14.04
                  PO BOX 2052
                  JERSEY CITY NJ 07303-2052

              A   PERSHING LLC.........................     6.51
                  PO BOX 2052
                  JERSEY CITY NJ 07303-2052

              A   US CLEARING CORP.....................    28.80
                  26 BROADWAY
                  NEW YORK NY 10004-1703

              A   CHARLES SCHWAB & CO INC CUST.........     9.90
                  101 MONTGOMERY ST
                  SAN FRANCISCO CA 94104-4122

              B   MERRILL LYNCH PIERCE FENNEER & SMITH.    24.67
                  FOR THE SOLE BENEFIT OF ITS CUSTOMERS
                  4800 DEER LAKE DR E FL3
                  JACKSONVILLE FL 32246-6484

            Class Account                               Percent (%)
            ----- -------                               -----------
              C   LPL FINANCIAL SERVICES...............     9.38
                  9785 TOWNE CENTRE DR
                  SAN DIEGO CA 92121-1968

              C   MERRILL LYNCH PIERCE FENNER & SMITH..    16.20
                  FOR THE SOLE BENEFIT OF ITS CUSTOMERS
                  4800 DEER LAKE DR E FL 3
                  JACKSONVILLE FL 32246-6484

              C   CITIGROUP GLOBAL MARKETS, INC........    14.75
                  333 W 34TH ST
                  NEW YORK NY 10001-2402

              G   SHELLEY J MASTERS....................     5.00
                  60 MORROW AVE APT 6AN
                  SCARSDALE NY 10583-8153

              G   ADP CLEARING & OUTSOURCING...........     5.36
                  26 BROADWAY
                  NEW YORK NY 10004-1703

              G   ADP CLEARING & OUTSOURCING...........    10.80
                  26 BROADWAY
                  NEW YORK NY 10004-1703

              G   ADP CLEARING & OUTSOURCING...........    28.80
                  26 BROADWAY
                  NEW YORK NY 10004-1703

              G   US CLEARING CORP.....................    10.04
                  26 BROADWAY
                  NEW YORK NY 10004-1703

              G   FISERV SECURITIES INC................    54.50
                  NE COMMERCE SQUARE
                  2005 MARKET STREET SUITE 1200
                  PHILADELPHIA PA 19103-7008

              Z   GALES & CO...........................    75.01
                  FLEET INVESTMENT SERVICES
                  159 E MAIN ST
                  ROCHESTER NY 14638-0001

              Z   GALES & CO...........................    20.46
                  FLEET INVESTMENT SERVICES
                  159 E MAIN ST
                  ROCHESTER NY 14638-0001

Connecticut Fund

            Class Account                               Percent (%)
            ----- -------                               -----------
              A   UBS FINANCIAL SERVICES INC...........     5.91
                  SHARON HOSLEY
                  44 HAMRE LN
                  BRANFORD CT 06405-3736

              A   UBS FINANCIAL SERVICES INC...........     5.14
                  RICHARD HOSLEY
                  44 HAMRE LANE
                  BRANFORD CT 06405-3736

              A   CITIGROUP GLOBAL MARKETS INC.........    37.55
                  333 WEST 34TH STREET - 7TH FLOOR
                  NEW YORK NY 10001-2402

              A   MERRILL LYNCH PIERCE FENNER & SMITH..    21.01
                  FOR THE SOLE BENEFIT OF ITS CUSTOMERS
                  4800 DEER LAKE DR E FL 3
                  JACKSONVILLE FL 32246-6484

              B   MERRILL LYNCH PIERCE FENNER & SMITH..    26.80
                  FOR THE SOLE BENEFIT OF ITS CUSTOMERS
                  4800 DEER LAKE DR E FL 3
                  JACKSONVILLE FL 32246-6484

              B   UBS FINANCIAL SERVICES INC FBO.......     6.70
                  GABRIEL G HADDAD AND KAREN HADDAD
                  24 BEDFORD RD
                  GREENWICH CT 06831-2533

              C   CITIGROUP GLOBAL MARKETS INC.........     6.35
                  333 WEST 34TH STREET - 7TH FLOOR
                  NEW YORK NY 10001-2402

              C   MERRILL LYNCH PIERCE FENNER & SMITH..    25.82
                  FOR THE SOLE BENEFIT OF ITS CUSTOMERS
                  4800 DEER LAKE DR E FL 3
                  JACKSONVILLE FL 32246-6484

              G   ADP CLEARING & OUTSOURCING...........    15.64
                  26 BROADWAY
                  NEW YORK NY 10004-1703

              G   ADP CLEARING & OUTSOURCING...........     5.39
                  26 BROADWAY
                  NEW YORK NY 10004-1703

              G   ADP CLEARING & OUTSOURCING...........    10.78
                  26 BROADWAY
                  NEW YORK NY 10004-1703

                  Class Account                    Percent (%)
                  ----- -------                    -----------
                    G   ADP CLEARING & OUTSOURCING    11.51
                        26 BROADWAY
                        NEW YORK NY 10004-1703

                    G   ADP CLEARING & OUTSOURCING    32.16
                        26 BROADWAY
                        NEW YORK NY 10004-1703

                    G   ADP CLEARING & OUTSOURCING    10.57
                        26 BROADWAY
                        NEW YORK NY 10004-1703

                    T   KELLY F SHACKELFORD.......     5.44
                        PO BOX 672
                        NEW CANAAN CT 06840-0672

                    Z   GALES & CO................    59.08
                        FLEET INVESTMENT SERVICES
                        159 E MAIN ST
                        ROCHESTER NY 14638-0001

                    Z   GALES & CO................    33.78
                        FLEET INVESTMENT SERVICES
                        159 E MAIN ST
                        ROCHESTER NY 14638-0001

Massachusetts Fund

            Class Account                               Percent (%)
            ----- -------                               -----------
              A   A G EDWARDS & SONS INC FBO...........    19.64
                  MARK HALLER
                  1 N JEFFERSON AVE
                  SAINT LOUIS MO 63103-2287

              A   CHARLES SCHWAB & CO INC CUST.........    14.50
                  101 MONTGOMERY ST
                  SAN FRANCISCO CA 94104-4122

              A   MERRILL LYNCH PIERCE FENNER & SMITH..     7.44
                  FOR THE SOLE BENEFIT OF ITS CUSTOMERS
                  4800 DEER LAKE DR E FL 3
                  JACKSONVILLE FL 32246-6484

              C   MERRILL LYNCH PIERCE FENNER & SMITH..    12.02
                  FOR THE SOLE BENEFIT OF ITS CUSTOMERS
                  4800 DEER LAKE DR E FL 3
                  JACKSONVILLE FL 32246-6484

              G   US CLEARING CORP.....................    11.07
                  26 BROADWAY
                  NEW YORK NY 10004-1703

              G   US CLEARING CORP.....................     8.03
                  26 BROADWAY
                  NEW YORK NY 10004-1703

                  Class Account                    Percent (%)
                  ----- -------                    -----------
                    G   US CLEARING CORP..........     7.45
                        26 BROADWAY
                        NEW YORK NY 10004-1703

                    G   US CLEARING CORP..........    21.61
                        26 BROADWAY
                        NEW YORK NY 10004-1703

                    T   ADP CLEARING & OUTSOURCING     5.03
                        26 BROADWAY
                        NEW YORK NY 10004-1703

                    T   ADP CLEARING & OUTSOURCING     5.30
                        26 BROADWAY
                        NEW YORK NY 10004-1703

                    Z   GALES & CO................    52.17
                        FLEET INVESTMENT SERVICES
                        159 E MAIN ST
                        ROCHESTER NY 14638-0001

                    Z   GALES & CO................    44.84
                        FLEET INVESTMENT SERVICES
                        159 E MAIN ST
                        ROCHESTER NY 14638-0001

Florida Fund

             Class Account                              Percent (%)
             ----- -------                              -----------
               A   CITIGROUP GLOBAL MARKETS INC........    81.34
                   333 WEST 34TH STREET - 3RD FLOOR
                   NEW YORK NY 10001-2402

                   AG EDWARDS & SONS INC FBO...........     8.85
                   T FRANK SYFRETT & PATRICIA B SYFRETT
                   1 N JEFFERSON AVE
                   SAINT LOUIS MO 63103-2205

               B   UBS FINANCIAL SERVICES INC FBO......     5.81
                   MERRILL G SARGEANT JR TRUST
                   PO BOX 7082
                   INDIAN LAKES EST FL 33855-7082

               B   CITIGROUP GLOBAL MARKETS INC........     5.77
                   333 WEST 34/TH/ STREET - 3/RD/ FLOOR
                   NEW YORK NY 10001-2402

               B   LPL FINANCIAL SERVICES..............     6.18
                   9785 TOWNE CENTRE DR
                   SAN DIEGO CA 92121-1968

            Class Account                               Percent (%)
            ----- -------                               -----------
              B   PERSHING LLC.........................     7.67
                  PO BOX 2052
                  JERSEY CITY NJ 07303-2052

              B   NFSC.................................     5.23
                  SID COX JR
                  353 KELLY PLANTATION DR
                  DESTIN FL 32541-3404

              B   NFSC.................................    20.07
                  THOMAS R DIXON
                  ELIZABETH ANN DIXON
                  1416 MEDINA AVE
                  CORAL GABLES FL 33134-2248

              B   MERRILL LYNCH PIERCE FENNER & SMITH..     8.29
                  FOR THE SOLE BENEFIT OF ITS CUSTOMERS
                  4800 DEER LAKE DR E FL 3
                  JACKSONVILLE FL 32246-6484

              B   JANNEY MONTGOMERY SCOTT LLC..........    15.34
                  U/W ELSIE M KELBER
                  1801 MARKET ST
                  PHILADELPHIA PA 19103-1628

              C   MERRILL LYNCH PIERCE FENNER & SMITH..    57.77
                  FOR THE SOLE BENEFIT OF ITS CUSTOMERS
                  4800 DEER LAKE DR E FL 3
                  JACKSONVILLE FL 32246-6484

              C   FISERV SECURITIES INC................    18.70
                  ONE COMMERCE SQUARE
                  2005 MARKET STREET SUITE 1200
                  PHILADELPHIA PA 19103-7008

              C   DEAN WITTER FBO......................     5.35
                  THEODORE P ZAWADA TRUST
                  PO BOX 250
                  NEW YORK NY 10008-0250

              C   DEAN WITTER FBO......................     7.59
                  MARGARET E GLOSTER-ZAWADA
                  PO BOX 250
                  NEW YORK NY 10008-0250

              C   WEXFORD SECURITIES LLC FBO...........     8.09
                  RITA COHEN
                  57 PRATT ST STE 815
                  HARTFORD CT 06103-1614

                  Class Account                   Percent (%)
                  ----- -------                   -----------
                    Z   GALES & CO...............    52.69
                        FLEET INVESTMENT SERVICES
                        159 E MAIN ST
                        ROCHESTER NY 14638-0001

                    Z   GALES & CO...............    45.78
                        FLEET INVESTMENT SERVICES
                        159 E MAIN ST
                        ROCHESTER NY 14638-0001


Pennsylvania Fund

                 Class Account                      Percent (%)
                 ----- -------                      -----------
                   A   PETER J KITZ................    14.42
                       SUZANNE KITZ
                       1711 SPRINGHOUSE LN
                       CHESTER SPRGS PA 19425-1425

                   A   JOHN R HEYS.................     6.74
                       ANNA B HEYS
                       9 FLINTSHIRE RD
                       MALVERN PA 19355-1107

                   A   J J B HILLIARD W L LYONS INC    41.34
                       JAMES J AHEARN &
                       501 S 4TH ST
                       LOUISVILLE KY 40202-2520

                   B   ADP CLEARING & OUTSOURCING..     5.79
                       26 BROADWAY
                       NEW YORK NY 10004-1703

                   B   ADP CLEARING & OUTSOURCING..     5.96
                       26 BROADWAY
                       NEW YORK NY 10004-1703

                   B   PERSHING LLC................     5.97
                       PO BOX 2052
                       JERSEY CITY NJ 07303-2052

                   B   NFSC........................     6.13
                       JOHN D SACRIPANTE
                       71 HIDDEN VALLEY RD
                       ASTON PA 19014-2532

                   B   NFSC........................    13.98
                       EVA M DURETTE
                       5780 FOX VALLEY DR
                       DOYLESTOWN PA 18901-9416

                   B   J J B HILLIARD W L LYONS INC     9.99
                       DR RAJINDAR K WADHWA &
                       DR SAROJ R WADHWA
                       501 S 4TH ST
                       LOUISVILLE KY 40202-2520

       Class Account                                         Percent (%)
       ----- -------                                         -----------
         B   J J B HILLIARD W L LYONS INC...................     9.99
             DR SAROJ R WADHWA & DR RAJINDAR K WADHWA JTWROS
             501 S 4TH ST
             LOUISVILLE KY 40202-2520

         C   MERRILL LYNCH PIERCE FENNER & SMITH............    20.30
             FOR THE SOLE BENEFIT OF ITS CUSTOMERS
             4800 DEER LAKE DR E FL 3
             JACKSONVILLE FL 32246-6484

         C   PARKER HUNTER INC..............................    12.19
             MARY KATHERINE MILLER
             1206 OAK ST
             CONNELLSVILLE PA 15425-4718

         C   EDWARD D JONES & CO FBO........................    11.55
             MARY ELLEN MUNDY & PAUL F MUNDY
             PO BOX 2500
             MARYLAND HTS MO 63043-8500

         C   J.J.B.HILLIARD,W.L.LYONS,INC...................    11.24
             ROBERT L FARREN
             501 S.4TH STREET
             LOUISVILLE KY 40202-2520

         Z   FLEET NATIONAL BANK............................    92.57
             FBO COLUMBIA OMNIBUS C/C
             PO BOX 92800
             ROCHESTER NY 14692-8900

CUSTODIAN OF THE FUNDS

   State Street Bank and Trust Company, located at 2 Avenue De Lafayette, Boston, MA 02111-2900, is the Funds' custodian. The custodian is responsible for safeguarding the Funds' cash and securities, receiving and delivering securities and collecting the Funds' interest and dividends.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE FUNDS

   PricewaterhouseCoopers LLP, located at 125 High Street, Boston, Massachusetts 02110-1707, is the independent registered public accounting firm, providing audit and tax return review services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. For prior periods ended October 31, 2003, 2002 and 2001 and prior, Ernst & Young LLP served as the Funds' independent registered public accounting firm. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights in the Prospectuses have been so included, in reliance upon the reports of PricewaterhouseCoopers LLP for the year ended October 31, 2004, of Ernst & Young LLP for the fiscal years ended October 31, 2003, 2002, 2001 and 2000 given on the authority of said firms as experts in accounting and auditing.

   For the New Jersey Fund, the New York Fund, and the Rhode Island Fund, for the years ended October 31, 2003, 2002, 2001 and 2000, the financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectuses have been so included, in reliance upon the report of Ernst & Young LLP given on the authority of said firm as experts in auditing and accounting.

   For the Connecticut Fund, the Florida Fund and the Massachusetts Fund, for the years ended October 31, 2003, 2002, and 2001, for the period ended October 31, 2000 and for the year ended May 31, 2000 , the financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectuses have been so included, in reliance upon the report of Ernst & Young LLP given on the authority of said firm as experts in auditing and accounting.

   For the Pennsylvania Fund, for the years ended October 31, 2003 and 2002 and for the period ended October 31, 2001, the financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectuses have been so included, in reliance upon the report of Ernst & Young LLP given on the authority of said firm as experts in auditing and accounting. For the Pennsylvania Fund, the information for the years ended December 31, 2000 and 1999 , had been derived from the Pennsylvania Fund's financial statements, which have been audited by other independent accountants, whose report expressed an unqualified opinion on those financial highlights.

   For the Intermediate Tax Exempt Fund, for the years ended October 31, 2003, 2002 and 2001 and for the period ended October 31, 2000, the financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectuses have been so included, in reliance upon the report of Ernst & Young LLP given on the authority of said firm as experts in auditing and accounting. For the Intermediate Tax Exempt Fund, the information for the year ended May 31, 2000, has been derived from the Intermediate Tax Exempt Fund's financials statements which have been audited by other independent accountants, whose report expressed an unqualified opinion on those financial highlights.

                      STATEMENT OF ADDITIONAL INFORMATION

                                    PART 2

   The following information applies generally to most funds advised by the Advisor. "Funds" include the series of Columbia Funds Trust I (formerly named Liberty Funds Trust I), Columbia Funds Trust II (formerly named Liberty Funds Trust II), Columbia Funds Trust III (formerly named Liberty Funds Trust III), Columbia Funds Trust IV (formerly named Liberty Funds Trust IV), Columbia Funds Trust V (formerly named Liberty Funds Trust V), Columbia Funds Trust VI (formerly named Liberty Funds Trust VI), Columbia Funds Trust VII (formerly named Liberty Funds Trust VII), Columbia Funds Trust VIII (formerly named Liberty-Stein Roe Funds Income Trust), Columbia Funds Trust IX (formerly named Liberty-Stein Roe Funds Municipal Trust) and Columbia Funds Trust XI (formerly named Liberty-Stein Roe Funds Investment Trust) (each a Trust and together, the Trusts, also known as Fund Complex). In certain cases, the discussion applies to some, but not all, of the Funds, and you should refer to your Fund's Prospectus and to Part 1 of this Statement of Additional Information (SAI) to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.

MISCELLANEOUS INVESTMENT PRACTICES

   Part 1 of this SAI lists on page b which of the following investment practices are available to your Fund. If an investment practice is not listed in Part 1 of this SAI, it is not applicable to your Fund.

Short-Term Trading

   In seeking the Fund's investment goal, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the Fund may have owned the security. From time to time, the Fund will buy securities intending to seek short-term trading profits. A change in the securities held by the Fund is known as "portfolio turnover" and generally involves some expense to the Fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the Fund's investment policies, under certain market conditions the Fund's portfolio turnover rate may be higher than that of other mutual funds. The Fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The Fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the Fund's portfolio.

Short Sales

   A Fund's short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, the Fund borrows the security from a third party. The Fund is then obligated to return the security to the third party, so the Fund must purchase the security at the market price at a later point in time. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Lower-Rated Debt Securities

   Lower-rated debt securities are those rated lower than Baa by Moody's or BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,

      1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower-rated debt securities;

      2. the secondary market for lower-rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

      3. the Advisor's credit analysis of lower-rated debt securities may have a greater impact on the Fund's achievement of its investment goal; and

      4. lower-rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

   In addition, certain lower-rated debt securities may not pay interest in cash on a current basis.

Small Companies

   Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

Common Stock, Preferred Stock and Warrants

   Common stocks are generally more volatile than other securities. Preferred stocks share some of the characteristics of both debt and equity investments and are generally preferred over common stocks with respect to dividends and in liquidation. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the company's capital stock at a set price for a specified period of time.

Foreign Securities

   The Fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the Fund, will be held by the Fund's custodian or by a sub-custodian or depository. See also "Foreign Currency Transactions" below.

   The Fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. This "excess distribution" will be allocated over the Fund's holding period for such investment. The PFIC tax is the highest ordinary income rate in effect for any period multiplied by the portion of the "excess distribution" allocated to such period, and it could be increased by an interest charge on the deemed tax deferral.

   The Fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the Fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxes" below.

   The Fund may invest in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

   Exchange-traded funds ("ETFs"). The Fund may invest in ETFs, which are shares of publicly-traded unit investment trusts, open-end funds, or depositary receipts that seek to track the performance and dividend yield of specific indexes or companies in related industries. These indexes may be either broad-based, sector or international.

   ETF shareholders are generally subject to the same risks as holders of the underlying securities they are designed to track. ETFs are also subject to certain additional risks, including (1) the risk that their prices may not correlate perfectly with changes in the prices of the underlying securities they are designed to track; and (2) the risk of possible trading halts due to market conditions or other reasons, based on the policies of the exchange upon which an ETF trades. In addition, an exchange traded sector fund may be adversely affected by the performance of that specific sector or group of industries on which it is based.

   The Fund would bear, along with other shareholders of an ETF, its pro rata portion of the ETF's expenses, including management fees. Accordingly, in addition to bearing their proportionate share of the Fund's expenses (i.e., management fees and operating expenses), shareholders of the Fund may also indirectly bear similar expenses of an ETF.

Zero Coupon Securities (Zeros)

   The Fund may invest in zero coupon securities, which are securities issued at a significant discount from face value and do not pay interest at intervals during the life of the security. Zero coupon securities include securities issued in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The Fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

Step Coupon Bonds (Steps)

   The Fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

Tender Option Bonds

   A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

Pay-In-Kind (PIK) Securities

   The Fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

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Money Market Instruments

   Government obligations are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Supranational obligations are issued by supranational entities and are generally designed to promote economic improvements. Certificates of deposit are issued against deposits in a commercial bank with a defined return and maturity. Banker's acceptances are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. Commercial paper is a promissory note issued by a business to finance short-term needs (including promissory notes with floating or variable interest rates, or including a frequent interval put feature). Short-term corporate obligations are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. Participation Interests include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement in which the Fund would be allowed to invest directly.

   Certificates of Deposit are short-term negotiable instruments issued against deposits in a commercial bank with a defined return and maturity. Time Deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.

   Government Obligations are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (hereinafter, "U.S. Government obligations") that may be held by the Funds include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.

   U.S. Treasury securities differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than ten years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments.

   Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved relatively little risk of loss of principal. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund.

   Bank obligations include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Time deposits with a maturity longer than seven days or that do not provide for payment within seven days after notice will be subject to any limitations on illiquid securities described in Part 1 of this SAI. For purposes of each Fund's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its U.S. and foreign branches.

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   Domestic and foreign banks are subject to extensive but different government regulation which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets.

   Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks.

   Separately Traded Interest and Principal Securities ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Reserve Book-Entry System. While there is no limitation on the percentage of a Fund's assets that may be invested in STRIPS, the Advisor will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights. The interest-only component of STRIPS is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only component is usually volatile in response to changes in interest rates.

   In U.S. Treasury Rolls, a Fund sells outstanding U.S. Treasury securities and buys back on a delayed settlement basis the same U.S. Treasury securities. During the period prior to the delayed settlement date, the assets from the sale of the U.S. Treasury securities are invested in certain cash equivalent instruments. U.S. Treasury rolls entail the risk that the Fund could suffer an opportunity loss if the counterparty to the roll failed to perform its obligations on the settlement date, and if market conditions changed adversely. The Funds intend to enter into U.S. Treasury rolls only with U.S. Government securities dealers recognized by the Federal Reserve Bank or with member banks of the Federal Reserve System. The Funds will hold and maintain in a segregated account until the settlement date cash or other liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, the Funds propose to treat U.S. Treasury rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale.

   Commercial Paper is an unsecured short-term promissory note issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Commercial paper may include variable and floating rate instruments which are unsecured instruments that permit the indebtedness thereunder to vary. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event that an issuer of a variable or floating rate obligation were to default on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

   Commercial paper may include securities issued by corporations without registration under the 1933 Act in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each Fund's limitation on purchases of illiquid instruments described below, Section 4(2) Paper will not be considered illiquid if the Advisor has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities.

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Stripped Obligations

   To the extent consistent with their investment objective, Funds may purchase U.S. Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These participations, which may be issued by the U.S. Government or by private issuers, such as banks and other institutions, are issued at their "face value," and may include stripped mortgage-backed securities ("SMBS"), which are derivative multi-class mortgage securities. Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

   SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. SMBS which are not issued by the U.S. Government (or a U.S. Government agency or instrumentality) are considered illiquid by the Funds. Obligations issued by the U.S. Government may be considered liquid under guidelines established by Funds' Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

Municipal Securities

   Municipal Securities acquired by the Funds include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are "Municipal Securities" if the interest paid thereon is exempt from regular federal income tax and not treated as a specific tax preference item under the federal alternative minimum tax.

   The two principal classifications of Municipal Securities which may be held by the Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed.

   The Fund's portfolio may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Funds.

   There are, of course, variations in the quality of Municipal Securities, both within a particular category and between categories, and the yields on Municipal Securities depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of a nationally recognized statistical rating organization ("NRSRO"), such as Moody's and S&P, represent such NRSRO's opinion as to the quality of Municipal Securities. It should be emphasized that these ratings are general and are

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not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields. Municipal Securities of the same maturity and interest rate with different ratings may have the same yield.

   Municipal Securities may include rated and unrated variable and floating rate tax-exempt instruments, such as variable rate demand notes. Variable rate demand notes are long-term Municipal Securities that have variable or floating interest rates and provide a Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an applicable interest index or another published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. Variable interest rates generally reduce changes in the market value of Municipal Securities from their original purchase prices. Accordingly, as interest rates decrease, the potential for capital appreciation is less for variable rate Municipal Securities than for fixed income obligations. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the Municipal Securities, the issuer of the participation interest or a guarantor of either issuer.

   Municipal Securities purchased by the Funds in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, Municipal Securities may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a Municipal Security held by a Fund, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Fund and adversely affect the value of its shares. Letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.

   The payment of principal and interest on most Municipal Securities purchased by the Funds will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this SAI and the Prospectuses. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

   From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Securities. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. The Funds cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on Municipal Securities, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of Municipal Securities for investment by the Funds and the liquidity and value of their respective portfolios. In such an event, each Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

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   Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Advisor will review the proceedings relating to the issuance of Municipal Securities or the bases for such opinions.

Private Activity Bonds

   The Funds may invest in "private activity bonds," the interest on which, although exempt from regular federal income tax, may constitute an item of tax preference for purposes of the federal alternative minimum tax. Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

   Private activity bonds held by the Funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of such private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

Municipal Lease Obligations

   Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

   Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

Securities Loans

   The Fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved.

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Interfund Borrowing and Lending

   The Fund may lend money to and borrow money from other affiliated registered open-end investment companies. The Fund may borrow through the program when the Advisor believes borrowing is appropriate and the costs are equal to or lower than the costs of bank loans. When borrowing money, the Fund is subject to the risk that the securities the Fund acquires with the borrowed money or would otherwise have sold will decline in value. When lending money, the Fund is subject to the risk that the borrower will be unwilling or unable to make timely payments of interest or principal.

Forward Commitments ("When-Issued" and "Delayed Delivery" Securities)

   The Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when-issued securities") if the Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term profits or losses (generally taxed at ordinary income tax rates in the hands of the shareholders) upon the sale of forward commitments.

Mortgage Dollar Rolls

   In a mortgage dollar roll, the Fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The Fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the Fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. In addition, the transaction costs may exceed the return earned by the Fund from the transaction.

REITs

   The Funds may invest in real estate investment trusts ("REITs"). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of a REIT's investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed a REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Funds intend to include the gross dividends from any investments in REITs in their periodic distributions to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital.

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Mortgage-Backed Securities

   Mortgage-backed securities, including "collateralized mortgage obligations"
(CMOs) and "real estate mortgage investment conduits" (REMICs), evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The Funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A Fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

Non-Agency Mortgage-Backed Securities

   The Fund may invest in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. government or an agency. Such securities are subject to the risks described under "Lower Rated Debt Securities" and "Mortgage-Backed Securities." In addition, although the underlying mortgages provide collateral for the security, the Fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy.

Asset-Backed Securities

   Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively lengthen the expected maturity of the securities. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause a Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.

   Custody Receipts and Trust Certificates. Custody receipts, such as Morgan Stanley TRACERs (Traded Custody Receipts), and trust certificates, such as Lehman Brothers TRAINs (Targeted Return Index Securities Trust), are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities or with a trust in exchange for trust certificates evidencing interests in the trust, the principal asset of which is those securities. The sponsor will then generally sell those custody receipts or trust certificates in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt or trust certificate generally will be treated as directly purchasing its pro rata share of the securities in the pool for an amount equal to the amount that such holder paid for its custody receipt or trust certificate. If a custody receipt or trust certificate is sold, a holder will be treated as having directly "disposed of its pro rata share of the securities evidenced by the custody receipt or trust certificate. Additionally, the holder of a custody receipt or trust certificate may withdraw the securities represented by the custody receipt or trust certificate subject to certain conditions. Custody receipts and trust certificates are generally subject to the same risks as those securities evidenced by the receipts or certificates which, in the case of the Fund, are corporate debt securities. Additionally, custody receipts and trust certificates may also be less liquid than the underlying securities if the sponsor fails to maintain a trading market.

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Repurchase Agreements

   The Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Reverse Repurchase Agreements

   In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the Fund and, therefore, as a form of leverage. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.

Line of Credit

   The Fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowings may be preferable to liquidation of portfolio securities.

Options on Securities

   Writing covered options. The Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the Fund's investment goal and policies. Call options written by the Fund give the purchaser the right to buy the underlying securities from the Fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Fund at a stated price.

   The Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls on the same underlying security.

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   The Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

   The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

   If the Fund writes a call option but does not own the underlying security, and when it writes a put option, the Fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

   Purchasing put options. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

   Purchasing call options. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

   Over-the-Counter (OTC) options. The Staff of the Division of Investment Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the Fund and assets held to cover OTC options written by the Fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the Fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the Fund, only pursuant to agreements that will assure that the Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your Fund's Prospectus) of the Fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to

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OTC options written by the Fund, (ii) OTC options purchased by the Fund, (iii)
securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

   Risk factors in options transactions. The successful use of the Fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

   When it purchases an option, the Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

   The effective use of options also depends on the Fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

   If a secondary trading market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events--such as volume in excess of trading or clearing capability--were to interrupt normal market operations.

   A marketplace may at times find it necessary to impose restrictions on particular types of option transactions, which may limit the Fund's ability to realize its profits or limit its losses.

   Disruptions in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.

   Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Futures Contracts and Related Options

   Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the Fund's custodian.

   A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a

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stated price. The specific instruments delivered or taken at the settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. The Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC).

   Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

   Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

   Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

   The Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

   Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. The Funds presently could accomplish a similar result to that which they hope to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

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   Interest rate futures contracts are traded in an auction environment on the floors of several exchanges --principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

   A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities; three-month United States Treasury Bills; and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

   Municipal Bond Index Futures Contracts. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

   The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the CFTC. Transactions on such exchange are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

   Options on futures contracts. The Fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account. The Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

   As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

   The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

   Risks of transactions in futures contracts and related options. Successful use of futures contracts by the Fund is subject to the Advisor's ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets.

   Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put

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option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

   There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

   To reduce or eliminate a hedge position held by the Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

   Use by tax-exempt funds of interest rate and U.S. Treasury security futures contracts and options. The Funds investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

   In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

   Index futures contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The Fund may also purchase and sell options on index futures contracts.

   There are several risks in connection with the use by the Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities sought to be hedged.

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   Successful use of index futures by the Fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in the value of its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

   In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

   Options on index futures. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

   Options on Indices. As an alternative to purchasing call and put options on index futures, the Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. Such options may relate to particular securities or to various stock indices, except that a Fund may not write covered options on an index.

   Options on Foreign Stock Indices. The Funds may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.

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Swap Agreements (Swaps, Caps, Collars and Floors)

   The Funds may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

   In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed upon level. An interest rate collar combines elements of buying a cap and selling a floor.

   Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

   Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Funds' performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Funds may also suffer losses if they are unable to terminate outstanding swap agreements or reduce their exposure through offsetting transactions.

Equity Swaps

   The Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

   Risk factors in equity swap transactions. Equity swaps are derivative instruments and their values can be very volatile. To the extent that the portfolio managers do not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, the Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, the Fund may suffer a loss if the counterparty defaults. See "Taxes" for information on tax risks associated with equity swaps.

Foreign Currency Transactions

   The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

   The Fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The Fund will engage in

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transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

   The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

   For transaction hedging purposes the Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

   When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, the Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Fund may also purchase or sell foreign currency on a spot basis.

   The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

   It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

   Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

   Currency forward and futures contracts. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.

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   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

   Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

   At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

   Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

   Currency options. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit (ECU). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

   The Fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

   The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

   The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of

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currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

   There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

   Settlement procedures. Settlement procedures relating to the Fund's investments in foreign securities and to the Fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

   Foreign currency conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

Participation Interests

   The Fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The Fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Fund in connection with the arrangement. The Fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

Stand-by Commitments

   When the Fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the Fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the Fund, although it could sell the underlying municipal obligation to a third party at any time.

   The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the Fund may pay for stand-by commitments either

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separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund portfolio will not exceed 10% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired. The Fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

Variable and Floating Rate Obligations

   Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities are similar in form but may have a more active secondary market. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.

   If a variable or floating rate instrument is not rated, the Fund's Advisor must determine that such instrument is comparable to rated instruments eligible for purchase by the Funds and will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and will continuously monitor their financial status in order to meet payment on demand. In determining average weighted portfolio maturity of each of these Funds, a variable or floating rate instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Variable and floating rate obligations with a demand feature will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

Inverse Floaters

   Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

Rule 144A Securities

   The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933, as amended (1933 Act). That Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes,
(2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be

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monitored and, if as a result of changed conditions, it is determined by the
Advisor that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not exceed its investment limit on illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

   Currency Swaps. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecast of market value and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

Convertible Securities

   Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

   Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and therefore have a claim to the assets of the issuer prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same issuer. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the Advisor's opinion, the investment characteristics of the underlying common stock will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for a Fund, the Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.

Guaranteed Investment Contracts

   Pursuant to guaranteed investment contracts ("GICs"), which are issued by U.S. and Canadian insurance companies, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the fund payments at negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets.

   The Funds will only purchase GICs that are issued or guaranteed by insurance companies that at the time of purchase are rated at least AA by S&P or receive a similar high quality rating from a nationally recognized

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service which provides ratings of insurance companies. GICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available. No Fund will invest more than 20% of its total assets in GICs.

Bank Investment Contracts

   Bank investment contracts ("BICs") issued by banks that meet certain quality and asset size requirements for banks are available to the Funds. Pursuant to BICs, cash contributions are made to a deposit account at the bank in exchange for payments at negotiated, floating or fixed interest rates. A BIC is a general obligation of the issuing bank. BICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.

Loan Participations

   Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member. The Funds may only purchase interests in loan participations issued by a bank in the United States with assets exceeding $1 billion and for which the underlying loan is issued by borrowers in whose obligations the Funds may invest. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risk generally associated with the underlying corporate borrower. In addition, in the event the underlying corporate borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of the borrower. Under the terms of a loan participation, the purchasing Fund may be regarded as a creditor of the intermediary bank so that the Fund may also be subject to the risk that the issuing bank may become insolvent.

Structured Investments

   Structured investments are a relatively new innovation and may be designed to have various combinations of equity and fixed-income characteristics. Equity-linked securities are a form of structured investment and generally consist of a conversion privilege to a single company's common stock plus a fixed annual distribution to the holder. Equity-linked securities have some derivative characteristics because the conversion feature is linked to the price of the company's common stock. Equity-linked securities are designed to provide investors with higher quarterly income than the dividend paid per share on the common stock. However, equity-linked securities have decreased potential for capital appreciation because of limitations of the conversion feature.

   Equity-linked securities include issues such as "Structured Yield Product Exchangeable for Stock" ("STRYPES"), "Trust Automatic Common Exchange Securities" ("TRACES"), "Trust Issued Mandatory Exchange Securities" ("TIMES"), "Trust Enhanced Dividend Securities" ("TRENDS") and other similar securities, including those which may be developed in the future. The issuers of the above listed examples of equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on equity-linked securities generally consist of the cash received from the U.S. Treasury securities and equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

   Equity-linked securities may be issued by closed-end or other forms of investment companies. To the extent that equity-linked securities are issued by investment companies, a Fund's investments in equity-linked securities are subject to the same limitations as investments in more traditional forms of investment companies.

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Yankee Obligations

   Yankee obligations are U.S. dollar-denominated instruments of foreign issuers that are either registered with the SEC or issued pursuant to Rule 144A under the 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and banker's acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

American, European, Continental and Global Depositary Receipts

   American Depositary Receipts ("ADRs") are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. Global Depositary Receipts ("GDRs") are receipts structured similarly to EDRs and CDRs and are marketed globally. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and CDRs are designed for use in European exchange and over-the-counter markets. GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to the Funds' respective limitations with respect to such securities, if any. If a Fund invests in an unsponsored ADR, EDR, CDR or GDR, there may be less information available to the Fund concerning the issuer of the securities underlying the unsponsored ADR, EDR, CDR or GDR than is available for an issuer of securities underlying a sponsored ADR, EDR, CDR or GDR. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs, CDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

Temporary Cash Balances

   The Funds may hold very small temporary cash balances to efficiently manage transactional expenses. These cash balances are expected, under normal conditions, not to exceed 2% of each Fund's net assets at any time (excluding amounts used as margin and segregated assets with respect to futures transactions and collateral for securities loans and repurchase agreements). The Funds may invest these temporary cash balances in short-term debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities ("U.S. Government Securities"), high quality commercial paper (rated A-1 or better by S&P or P-1 or better by Moody's), certificates of deposit and time deposits of banking institutions having total assets in excess of $1 billion, and repurchase agreements collateralized by U.S. Government Securities. The Funds may also hold these investments in connection with U.S. Treasury rolls, which are not subject to the 2% limitation above.

TAXES

   In this section, all discussions of taxation at the shareholder and fund levels relate to U.S. federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.

   Federal Taxes. Although it may be one of several series in a singe trust, the Fund is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (Code). The Fund has elected (or in the case of a new fund, intends to elect) to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets.

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   To qualify as a "regulated investment company," the Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of its total assets consists of cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than U.S. government securities or other regulated investment companies; or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses; and (c) distribute with respect to each year at least 90% of its taxable net investment income, its tax-exempt interest income and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, the American Jobs Creation Act of 2004 (the "2004 Act"), provides that for taxable years of a regulated investment company beginning after October 22, 2004, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership
(i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do not apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of (c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership. As a regulated investment company that is accorded special tax treatment, the Fund will not be subject to any federal income taxes on its net investment income and net realized capital gains that it distributes to shareholders on the form of dividends and in accordance with the timing requirements imposed by the Code. The Fund's foreign-source income, if any, may be subject to foreign withholding taxes. If the Fund were to fail to qualify as a "regulated investment company" accorded special tax treatment in any taxable year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and Fund distributions (including any distributions of net tax-exempt income and net long-term capital gains) would generally be taxable as ordinary income to the shareholders, except to the extent they were treated as "qualified dividend income," as described below. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

   If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the underdistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

   Alternative Minimum Tax. Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

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   Dividends Received Deductions. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the Fund qualify. Any such dividends may be, however, includable in adjusted current earnings for purposes of computing corporate AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.

   Return of Capital Distributions. If the Fund makes a distribution to a shareholder in excess of the Fund's current and accumulated "earning and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder's tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces tax basis in shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of such shares.

   Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

   Funds that invest in U.S. Government Securities. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the Fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their Fund shares and distributions and redemption proceeds received from the Fund.

   Fund Distributions. Distributions from the Fund (other than qualified dividend income and exempt-interest dividends, as discussed below) will generally be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of long-term capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 15% for taxable years beginning on or before December 31, 2008.

   Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price of the shareholder paid). Distributions are taxable whether received in cash or in Fund shares.

   Qualified Dividend Income. For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. With respect to a Fund investing in bonds, the Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

   In general, distributions of investment income properly designated by the Fund as derived from qualified dividend income may be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to his or her shares. Only qualified dividend income received by a Fund after December 31, 2002 is eligible for pass-through treatment. If the aggregate qualified dividends received by a fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

   Distributions from Tax-Exempt Funds. Each tax-exempt Fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from federal income tax when received by a shareholder (but may be taxable for federal alternative minimum tax purposes and for state and local tax purposes). The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.

   Income from certain "private activity bonds" issued after August 7, 1986, is treated as a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the Fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.

   Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Any distributions of long-term capital gains will in general be taxable to shareholders as long-term capital gains (generally subject to a maximum 15% tax rate for shareholders who are individuals) regardless of the length of time Fund shares are held by the shareholder.

   A tax-exempt Fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the Fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of more than one year is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").

   Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the Fund.

   Special Tax Rules Applicable to Tax-Exempt Funds. In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users, as further defined in the Code. Income derived from the Fund's investments other than tax-exempt instruments may give rise to taxable income. The Fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of Fund shares to the extent of tax-exempt dividends paid during that period. Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

   Sales of Shares. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than one year. Otherwise the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than one year, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

   Under Treasury regulations, if on a disposition of Fund shares a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder will likely have to file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. You are advised to consult with your tax advisor.

   Backup Withholding. Certain distributions and redemptions may be subject to backup withholding for taxpayers who fail to furnish a correct taxpayer identification number, who have under-reported dividend or interest income, or who fail to certify to the Fund that the shareholder is a United States person and is not subject to the withholding. This number and certification may be provided by either a Form W-9 or the accompanying application. In certain instances, CFS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010.

   Hedging Transactions. If the Fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund and its shareholders.

   Securities Issued at a Discount. The Fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, the Fund may be required to sell assets (possibly at a time when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

   Foreign Currency-Denominated Securities and Related Hedging Transactions. The Fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This may produce a difference between the Fund's book income and its taxable income possibly accelerating distributions or converting distributions of book income and gains to returns of capital for book purposes.

   If more than 50% of the Fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the Fund may make an election permitting its shareholders to take a deduction or credit for federal income tax purposes for their pro rata portion of certain qualified foreign taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the Fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit or deduction in respect of foreign taxes will be subject to certain limitations imposed by the Code, including a holding period requirement, as a result of which a shareholder may not get a full credit or deduction for the amount of foreign taxes so paid by the Fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

   Investment by the Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing Fund." A "passive foreign investment company" is any foreign corporation: (I) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

   Non-U.S. Shareholders. In general, dividends (other than Capital Gain Dividends) paid by the Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, under the 2004 Act, effective for taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the

United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund.

   If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

   The 2004 Act modifies the tax treatment of distributions from the Fund that are paid to a foreign person and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. The Code deems any corporation that holds (or held during the previous five-year period) USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation's U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. Under the 2004 Act, which is generally effective for taxable years of RICs beginning after December 31, 2004 and which applies to dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

   Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or (effective for taxable years of the Fund beginning on September 1, 2005) the Capital Gain Dividends are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs. Effective after December 31, 2004, and before January 1, 2008, if the Fund is a U.S. real property holding corporation (as described above) the Fund's shares will nevertheless not constitute USRPIs if the Fund is a "domestically controlled qualified investment entity," which is defined to include a RIC that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the RIC was in existence, had less than 50 percent in value of its stock held directly or indirectly by foreign persons.

ADDITIONAL TAX MATTERS CONCERNING TRUST SHARES (This section is applicable only to the Columbia Tax-Managed Growth Fund)

   Federal Gift Taxes. An investment in Trust Shares may be a taxable gift for federal tax purposes, depending upon the option selected and other gifts that the donor and his or her spouse may make during the year.

   Under the Columbia Advantage Plan, the entire amount of the gift will be a "present interest" that qualifies for the federal gift tax annual exclusion. In that case, the donor will be required to file a federal gift tax return on account of this gift only if (i) the aggregate present interest gifts by the donor to the particular beneficiary (including the gift of Trust Shares) exceed $11,000 or (ii) the donor wishes to elect gift splitting on gifts with his or her spouse for the year. The trustee will notify the beneficiary of his or her right of withdrawal promptly following any contribution under the Advantage Plan.

   Under the Columbia Gift Plan, the entire amount of the gift will be a "future interest" for federal gift tax purposes, so that none of the gift will qualify for the federal gift tax annual exclusion. Consequently, the donor will have to file a federal gift tax return (IRS Form 709) reporting the entire amount of the gift, even if the gift is less than $11,000.

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

   No federal gift tax will be payable by the donor until his or her cumulative taxable gifts (i.e., gifts other than those qualifying for the annual exclusion or otherwise exempt), including taxable gifts of other assets as well as any taxable gifts of trust shares, exceed the federal gift and estate tax exemption equivalent amount, which is $1,000,000 for gifts made after December 31, 2001, and before January 1, 2010.

   Any gift of Trust Shares that does not qualify as a present interest or that exceeds the available annual exclusion amount will reduce the amount of the donor's Federal gift and estate tax exemption (if any) that would otherwise be available for future gifts for transfers at death.

   The donor and his or her spouse may elect "gift-splitting" for any gift of Trust Shares (other than a gift to such spouse), meaning that the donor and his or her spouse may elect to treat the gift as having been made one-half by each of them, thus allowing a total gift of $22,000.

   The donor's gift of Fund shares may also have to be reported for state gift tax purposes, if the state in which the donor resides imposes a gift tax. Many states do not impose such a tax. Some states follow the Federal rules concerning the types of transfers subject to tax and the availability of the annual exclusion.

Generation-Skipping Transfer Taxes

   If the beneficiary of a gift of Trust Shares is a relative who is two generations or more younger than the donor, or is not a relative and is more than 37 1/2 years younger than the donor, the gift will be subject in whole or in part to the generation-skipping transfer tax (the "GST tax") unless the gift is made under the Columbia Advantage Plan and does not exceed the available annual exclusion amount. An exemption (the "GST exemption"), equal to $1.5 million in 2005, is allowed against this tax, and so long as the GST exemption has not been used by other transfers it will automatically be allocated to a gift of Trust Shares that is subject to the GST tax unless the donor elects otherwise. Such an election is made by reporting the gift on a timely filed gift tax return and paying the applicable GST tax. The GST tax is imposed at a flat rate (47% for gifts made in 2005) on the amount of the gift, and payment of the tax by the donor is treated as an additional gift for gift tax purposes.

Income Taxes

   The Internal Revenue Service takes the position that a trust beneficiary who is given a power of withdrawal over contributions to the trust should be treated, for Federal income tax purposes, as the "owner" of the portion of the trust that was subject to the power. Accordingly, if the donor selects Columbia Advantage Trust Shares, the beneficiary will be treated as the "owner" of all of the Fund shares in the account for Federal income tax purposes, and will be required to report all of the income and capital gains earned in the trust on his or her personal Federal income tax return. The trust will not pay Federal income taxes on any of the trust's income or capital gains. The trustee will prepare and file the Federal income tax information returns that are required each year (and any state income tax returns that may be required), and will send the beneficiary a statement following each year showing the amounts (if any) that the beneficiary must report on his or her income tax returns for that year. If the beneficiary is under fourteen years of age, these amounts may be subject to Federal income taxation at the marginal rate applicable to the beneficiary's parents. The beneficiary may at any time after the creation of the trust irrevocably elect to require the trustee to pay him or her a portion of the trust's income and capital gains annually thereafter to provide funds with which to pay any resulting income taxes, which the trustee will do by redeeming Trust Shares. The amount distributed will be a fraction of the trust's ordinary income and short-term capital gains and the trust's long-term capital gains equal to the highest marginal Federal income tax rate imposed on each type of income (currently, 35% and 15%, respectively). If the beneficiary selects this option, he or she will receive those fractions of his or her trust's income and capital gains annually for the duration of the trust.

   Under the Columbia Advantage Plan, the beneficiary will also be able to require the trustee to pay his or her tuition, room and board and other expense of his or her college or post-graduate education, and the trustee will raise the cash necessary to fund these distributions by redeeming Trust Shares. Any such redemption will result in the realization of capital gain or loss on the shares redeemed, which will be reportable by the beneficiary on his or her income tax returns for the year in which the shares are redeemed, as described above. Payments must be made directly to the educational institution.

   If the donor selects the Columbia Gift Plan, the trust that he or she creates will be subject to Federal income tax on all income and capital gains realized by it, less a $100 annual exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule for individuals, reaching the same maximum marginal rate for ordinary income or short-term capital gains (currently, 35%), but at a much lower taxable income level than would apply to an individual. It is anticipated, however, that most of the gains taxable to the trust will be long-term capital gain, on which the Federal income tax rate is currently limited to 15%. The trustee will raise the cash necessary to pay any Federal or state income taxes by redeeming Fund shares. The beneficiary will not pay Federal income taxes on any of the trust's income or capital gains, except those earned in the year when the trust terminates. The trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the beneficiary an information statement for the year in which the trust terminates showing the amounts (if any) that the beneficiary must report on his or her Federal and state income tax returns for that year.

   When the trust terminates, the distribution of the remaining shares held in the trust to the beneficiary will not be treated as a taxable disposition of the shares. Any Fund shares received by the beneficiary will have the same cost basis as they had in the trust at the time of termination. Any Fund shares received by the beneficiary's estate will have a basis equal to the value of the shares at the beneficiary's death (or the alternate valuation date for Federal estate tax purposes, if elected).

Consultation with Qualified Advisor

   Due to the complexity of Federal and state gift, GST and income tax laws pertaining to all gifts in trust, prospective donors should consider consulting with their financial or tax advisor before investing in Trust Shares.

   MANAGEMENT OF THE FUNDS The Advisor provides administrative and management services to the Funds. On April 1, 2003, Fleet Investment Advisors Inc., Stein Roe & Farnham Incorporated, Colonial Management Associates, Inc. and Newport Pacific Management, Inc. (NPMI), merged into Columbia Management Advisors, Inc. Each of the four merging companies was a registered investment advisor and advised various Funds in the Fund Complex. The Advisor, located at 100 Federal Street, Boston, Massachusetts 02110, is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation, a U.S. financial holding company. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. The Advisor has been an investment advisor since 1969.

   In addition, immediately prior to the mergers described above and also on April 1, 2003, Newport Fund Management, Inc. (NFMI), a subsidiary of NPMI and a registered investment advisor that advised several Funds in the Fund Complex, merged into NPMI. As a result of NPMI's merger into the Advisor, the Advisor is now the Advisor to the Funds previously advised by NFMI.

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

Trustees and Officers (this section applies to all of the Funds)

   The Trustees and officers serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Fund Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below.

                                                                                          Number of
                                                                                          Portfolios
                                       Year First                                          in Fund
                              Position Elected or                                          Complex       Other
                                with    Appointed          Principal Occupation(s)         Overseen  Directorships
Name, Address and Age          Funds   to Office/1/        During Past Five Years         by Trustee     Held
---------------------         -------- -----------         ----------------------         ---------- -------------
Disinterested Trustees
Douglas A. Hacker (Age 49)... Trustee     1996      Executive Vice President--Strategy      118
P.O. Box 66100                                      of United Airlines (airline) since
Chicago, IL 60666                                   December, 2002 (formerly President
                                                    of UAL Loyalty Services (airline)
                                                    from September, 2001 to December,
                                                    2002; Executive Vice President and
                                                    Chief Financial Officer of United
                                                    Airlines from March, 1999 to
                                                    September, 2001; Senior Vice
                                                    President-Finance from March, 1993
                                                    to July, 1999).

Janet Langford Kelly (Age 47) Trustee     1996      Adjunct Professor of Law,               118          None
9534 W. Gull Lake Drive                             Northwestern University, since
Richland, MI 49083-8530                             September, 2004; Private Investor
                                                    since March, 2004 (formerly Chief
                                                    Administrative Officer and Senior
                                                    Vice President, Kmart Holding
                                                    Corporation (consumer goods), from
                                                    September, 2003 to March, 2004;
                                                    Executive Vice President-Corporate
                                                    Development and Administration,
                                                    General Counsel and Secretary,
                                                    Kellogg Company (food
                                                    manufacturer), from September, 1999
                                                    to August, 2003; Senior Vice
                                                    President, Secretary and General
                                                    Counsel, Sara Lee Corporation
                                                    (branded, packaged, consumer-
                                                    products manufacturer) from January,
                                                    1995 to September, 1999).

Richard W. Lowry (Age 68).... Trustee     1995      Private Investor since August, 1987     120/3/       None
10701 Charleston Drive                              (formerly Chairman and Chief
Vero Beach, FL 32963                                Executive Officer, U.S. Plywood
                                                    Corporation (building products
                                                    manufacturer)).

Charles R. Nelson (Age 62)... Trustee     1981      Professor of Economics, University of   118          None
Department of Economics                             Washington, since January, 1976;
University of Washington                            Ford and Louisa Van Voorhis
Seattle, WA 98195                                   Professor of Political Economy,
                                                    University of Washington, since
                                                    September, 1993 (formerly Director,
                                                    Institute for Economic Research,
                                                    University of Washington from
                                                    September, 2001 to June, 2003)
                                                    Adjunct Professor of Statistics,
                                                    University of Washington, since
                                                    September, 1980; Associate Editor,

                                                                                    Number of
                                                                                    Portfolios
                                          Year First                                 in Fund
                                          Elected or                                 Complex
                               Position    Appointed     Principal Occupation(s)     Overseen
Name, Address and Age         with Funds  to Office/1/   During Past Five Years     by Trustee  Other Directorships Held
---------------------        ------------ -----------    ----------------------     ---------- ---------------------------
                                                       Journal of Money Credit and
                                                       Banking, since September,
                                                       1993; consultant on
                                                       econometric and statistical
                                                       matters.

John J. Neuhauser
 (Age 61)................... Trustee         1985      Academic Vice President       121/3,4/  Saucony, Inc.
84 College Road                                        and Dean of Faculties since             (athletic footwear)
Chestnut Hill,                                         August, 1999, Boston
MA 02467-3838                                          College (formerly Dean,
                                                       Boston College School of
                                                       Management from
                                                       September, 1977 to
                                                       September, 1999).

Patrick J. Simpson
 (Age 60)................... Trustee         2000      Partner, Perkins Coie L.L.P.  118       None
1120 N.W. Couch Street                                 (law firm).
Tenth Floor
Portland, OR 97209-4128

Disinterested Trustees
Thomas E. Stitzel (Age 68).. Trustee         1998      Business Consultant since     118       None
2208 Tawny Woods Place                                 1999 (formerly Professor of
Boise, ID 83706                                        Finance from 1975 to 1999,
                                                       College of Business, Boise
                                                       State University); Chartered
                                                       Financial Analyst.
Disinterested Trustees
Thomas C. Theobald
 (Age 67)/5/................ Trustee and     1996      Partner and Senior Advisor,   118       Anixter International
303 W. Madison               Chairman                  Chicago Growth Partners                 (network support
Suite 2500 Chicago, IL 60606 of the Board              (private equity investing)              equipment distributor);
                                                       since September, 2004                   Ventas, Inc. (real estate
                                                       (formerly Managing                      investment trust); Jones
                                                       Director, William Blair                 Lang LaSalle (real estate
                                                       Capital Partners (private               management services)
                                                       equity investing) from                  and Ambac Financial
                                                       September, 1994 to                      Group (financial guaranty
                                                       September, 2004).                       insurance)

Anne-Lee Verville
 (Age 59)................... Trustee         1998      Retired since 1997 (formerly  119/4/    Chairman of the Board of
359 Stickney Hill Road                                 General Manager, Global                 Directors, Enesco Group,
Hopkinton, NH 03229                                    Education Industry, IBM                 Inc. (designer, importer
                                                       Corporation (computer and               and distributor of giftware
                                                       technology) from 1994 to                and collectibles)
                                                       1997).

Richard L. Woolworth
 (Age 63)................... Trustee         1991      Retired since December        118       Northwest Natural Gas
100 S.W. Market Street                                 2003 (formerly Chairman                 Co. (natural gas service
#1500                                                  and Chief Executive Officer,            provider)
Portland, OR 97207                                     The Regence Group
                                                       (regional health insurer);
                                                       Chairman and Chief

                                                                     Number of
                                                                     Portfolios
                               Year First                             in Fund
                      Position Elected or                             Complex
                        with    Appointed   Principal Occupation(s)   Overseen
Name, Address and Age  Funds   to Office/1/ During Past Five Years   by Trustee  Other Directorships Held
--------------------- -------- -----------  ----------------------   ---------- --------------------------

                                            Executive Officer,
                                            BlueCross BlueShield of
                                            Oregon; Certified Public
                                            Accountant, Arthur Young
                                            & Company)

 Interested Trustee
 William E. Mayer/2/
  (Age 64)........... Trustee     1994      Partner, Park Avenue       120/3/   Lee Enterprises (print
 399 Park Avenue                            Equity Partners (private            media), WR Hambrecht +
 Suite 3204                                 equity) since February,             Co. (financial service
 New York, NY 10022                         1999 (formerly Partner,             provider); Reader's Digest
                                            Development Capital LLC             (publishing); OPENFIELD
                                            from November 1996 to               Solutions (retail industry
                                            February, 1999).                    technology provider)

--------
/1/ In October 2003, the trustees of the Liberty Funds and Stein Roe Funds (both as defined in Part 1 of this SAI) were elected to the boards of the Columbia Funds; simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors/trustees of the Columbia Funds were appointed to serve as trustees of the Liberty Funds and Stein Roe Funds. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Fund Complex.
/2/ Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.
/3/ Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the All-Star Funds (as defined in Part 1 of this SAI).
/4/ Mr. Neuhauser and Ms. Verville also serve as disinterested directors of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.
/5 /Mr. Theobald was appointed as Chairman of the Board effective December 10, 2003.

                                         Year First
                               Position  Elected or
                                 with    Appointed                   Principal Occupation(s)
Name, Address and Age           Funds    to Office                   During Past Five Years
---------------------          --------- ----------                  ----------------------
Officers
Christopher L. Wilson (Age 47) President    2004    Head of Mutual Funds since August, 2004 and Senior Vice
One Financial Center                                President of the Advisor since January, 2005; President of
Boston, MA 02111                                    the Columbia Funds, Liberty Funds and Stein Roe Funds
                                                    since October, 2004; President and Chief Executive Officer of the Nations Funds since January, 2005; Senior Vice
                                                    President of BACAP Distributors LLC since January, 2005;
                                                    Director of FIM Funding, Inc. since January, 2005; Senior
                                                    Vice President of Columbia Funds Distributor, Inc. since
                                                    January, 2005; Director of Columbia Funds Services, Inc.
                                                    since January, 2005 (formerly President and Chief
                                                    Executive Officer, CDC IXIS Asset Management Services,
                                                    Inc. from September, 1998 to August, 2004).

J. Kevin Connaughton (Age 40). Treasurer    2000    Treasurer of the Columbia Funds since October, 2003 and
One Financial Center                                of the Liberty Funds, Stein Roe Funds and All-Star Funds
Boston, MA 02111                                    since December, 2000; Vice President of the Advisor since
                                                    April, 2003 (formerly President of the Columbia Funds,
                                                    Liberty Funds and Stein Roe Funds from February, 2004 to
                                                    October, 2004; Chief Accounting Officer and Controller of
                                                    the Liberty Funds and All-Star Funds from February, 1998
                                                    to October, 2000); Treasurer of the Galaxy Funds since
                                                    September, 2002 (formerly Treasurer from December, 2002
                                                    to December, 2004 and President from February, 2004 to

                                             Year First
                                             Elected or
                                Position     Appointed                 Principal Occupation(s)
Name, Address and Age          with Funds    to Office                 During Past Five Years
---------------------       ---------------- ----------                ----------------------

                                                        December, 2004 of the Columbia Management Multi-
                                                        Strategy Hedge Fund, LLC; Vice President of
                                                        Colonial Management Associates, Inc. from February,
                                                        1998 to October, 2000).

Mary Joan Hoene (Age 54)... Senior Vice         2004    Senior Vice President and Chief Compliance Officer
40 West 57th Street         President and               of the Columbia Funds, Liberty Funds, Stein Roe
New York, NY 10005          Chief Compliance            Funds and All-Star Funds since August, 2004
                            Officer                     (formerly Partner, Carter, Ledyard & Milburn LLP
                                                        from January, 2001 to August, 2004; Counsel, Carter,
                                                        Ledyard & Milburn LLP from November, 1999 to
                                                        December, 2000; Vice President and Counsel,
                                                        Equitable Life Assurance Society of the United States
                                                        from April, 1998 to November, 1999,).

Michael G. Clarke (Age 35). Chief Accounting    2004    Chief Accounting Officer of the Columbia Funds,
One Financial Center        Officer                     Liberty Funds, Stein Roe Funds and All-Star Funds
Boston, MA 02111                                        since October, 2004 (formerly Controller of the
                                                        Columbia Funds, Liberty Funds, Stein Roe Funds and
                                                        All-Star Funds from May, 2004 to October, 2004;
                                                        Assistant Treasurer from June, 2002 to May, 2004;
                                                        Vice President, Product Strategy & Development of
                                                        the Liberty Funds and Stein Roe Funds from
                                                        February, 2001 to June, 2002; Assistant Treasurer of
                                                        the Liberty Funds, Stein Roe Funds and the All-Star
                                                        Funds from August, 1999 to February, 2001; Audit
                                                        Manager, Deloitte & Toche LLP from May, 1997 to
                                                        August, 1999).

Jeffrey R. Coleman (Age 35) Controller          2004    Controller of the Columbia Funds, Liberty Funds,
One Financial Center                                    Stein Roe Funds and All-Star Funds since October,
Boston, MA 02111                                        2004 (formerly Vice President of CDC IXIS Asset
                                                        Management Services, Inc. and Deputy Treasurer of
                                                        the CDC Nvest Funds and Loomis Sayles Funds from
                                                        February, 2003 to September, 2004; Assistant Vice
                                                        President of CDC IXIS Asset Management Services,
                                                        Inc. and Assistant Treasurer of the CDC Nvest Funds
                                                        from August, 2000 to February, 2003; Tax Manager
                                                        of PFPC, Inc. from November, 1996 to August,
                                                        2000).

R. Scott Henderson (Age 45) Secretary           2004    Secretary of the Columbia Funds, Liberty Funds and
One Financial Center                                    Stein Roe Funds since December, 2004 (formerly Of
Boston, MA 02111                                        Counsel, Bingham McCutchen from April, 2001 to
                                                        September, 2004; Executive Director and General
                                                        Counsel, Massachusetts Pension Reserves Investment
                                                        Management Board from September, 1997 to March,
                                                        2001).

Trustee Positions

   As of December 31, 2003, no disinterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of the Advisor, another investment advisor, sub-advisor or portfolio manager of any of the funds in the Fund Complex or any person controlling, controlled by or under common control with any such entity.

Approving the Investment Advisory Contract

   In determining to approve the most recent annual extension of a Fund's management agreement, the Trustees met over the course of the year with the relevant investment advisory personnel from the Advisor and considered information provided by the Advisor relating to the education, experience and number of investment professionals and other personnel providing services under that agreement. See "Managing the Fund" in each

Fund's Prospectus and "Trustees and Officers" in this SAI. The Trustees also took into account the time and attention devoted by senior management to the Funds and the other funds in the Fund Complex. The Trustees evaluated the level of skill required to manage the Funds and concluded that the human resources devoted by the Advisor to the Funds were appropriate to fulfill effectively the Advisor's duties under the agreement. The Trustees also considered the business reputation of the Advisor and its financial resources, and concluded that the Advisor would be able to meet any reasonably foreseeable obligations under the agreement.

   The Trustees received information concerning the investment philosophy and investment process applied by the Advisor in managing the Funds. See "Principal Investment Strategies" and "Principal Investment Risks" in the Funds' Prospectuses. In this connection, the Trustees considered the Advisor's in-house research capabilities as well as other resources available to the Advisor's personnel, including research services available to the Advisor as a result of securities transactions effected for the Funds and other investment advisory clients. The Trustees concluded that the Advisor's investment process, research capabilities and philosophy were well suited to each Fund, given each Fund's investment goal(s) and policies.

   The Trustees considered the scope of the services provided by the Advisor to the Funds under the agreement relative to services provided by third parties to other mutual funds. See "Fund Charges and Expenses" and "Management of the Funds--The Management Agreement". The Trustees concluded that the scope of the Advisor's services to the Funds was consistent with the Funds' operational requirements, including, in addition to its investment goal, compliance with each Fund's investment restrictions, tax and reporting requirements and related shareholder services.

   The Trustees considered the quality of the services provided by the Advisor to the Funds. The Trustees evaluated the Advisor's record with respect to regulatory compliance and compliance with the investment policies of each Fund. The Trustees also evaluated the procedures of the Advisor designed to fulfill the Advisor's fiduciary duty to the Funds with respect to possible conflicts of interest, including the Advisor's code of ethics (regulating the personal trading of its officers and employees) (see "Management of the Funds--Code of Ethics"), the procedures by which the Advisor allocates trades among its various investment advisory clients and the record of the Advisor in these matters. The Trustees also received information concerning standards of the Advisor with respect to the execution of portfolio transactions. See "Management of the Funds--Portfolio Transactions."

   The Trustees considered the Advisor's management of non-advisory services provided by persons other than the Advisor by reference, among other things, to each Fund's total expenses and the reputation of each Fund's other service providers. See "Your Expenses" in each Fund's Prospectus(es). The Trustees also considered information provided by third parties relating to each Fund's investment performance relative to its performance benchmark(s), relative to other similar funds managed by the Advisor and relative to funds managed similarly by other advisors. The Trustees reviewed performance over various periods, including each Fund's one, five and ten year calendar year periods and/or the life of the Fund, as applicable (See "Performance History" in the Fund's Prospectuses), as well as factors identified by the Advisor as contributing to each Fund's performance. See each Fund's most recent annual and semi-annual reports. The Trustees concluded that the scope and quality of the Advisor's services was sufficient to merit reapproval of the agreement for another year.

   In reaching that conclusion, the Trustees also gave substantial consideration to the fees payable under the agreement. The Trustees reviewed information concerning fees paid to investment advisors of similarly-managed funds. The Trustees also considered the fees of the Funds as a percentage of assets at different asset levels and possible economies of scale to the Advisor. The Trustees evaluated the Advisor's profitability with respect to the Funds, concluding that such profitability appeared to be generally consistent with levels of profitability that had been determined by courts to be "not excessive." For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Funds directly to the Advisor, but also so-called "fallout benefits" to the Advisor such as reputational value derived from serving as investment Advisor to the Funds and the research services available to the Advisor by reason of brokerage commissions generated by each Fund's turnover. In evaluating the Funds' advisory fees, the Trustees also took into account the complexity of investment management for the Funds relative to other types of funds. Based on challenges associated with less readily available market information about foreign issuers and smaller capitalization companies, limited liquidity of certain securities, and the specialization required for focused funds, the Trustees concluded that generally greater research intensity and trading acumen is required for equity funds, and for international or global funds, as compared to funds investing, respectively, in debt obligations or in U.S. issuers. Similarly, the Trustees concluded that, generally, small capitalization equity funds and focused funds including state specific municipal funds, require greater intensity of research and trading acumen than larger capitalization or more diversified funds. See "The Fund" in each Fund's Prospectus.

   Based on the foregoing, the Trustees concluded that the fees to be paid the Advisor under the advisory agreement were fair and reasonable, given the scope and quality of the services rendered by the Advisor.

General

   Messrs. Lowry, Mayer and Neuhauser are also trustees/directors of the Liberty All-Star Funds. Mr. Neuhauser and Ms. Verville are also directors of Columbia Management Multi-Strategy Hedge Fund, LLC.

   The Trustees serve as trustees of all open-end Funds managed by the Advisor for which each Trustee will receive an annual retainer of $45,000 and attendance fees of $9,500 for each regular and special joint board meeting and $1,000 for each special telephonic joint board meeting. Beginning in December, 2003, Mr. Theobald began serving as the Chairman of the Board. Mr. Theobald receives an additional annual retainer of $40,000 for serving in this capacity. All committee chairs, except the Audit Committee chair, receive an annual retainer of $5,000 and members of Committees, except the Audit Committee, receive $1,500 for each committee meeting. The Audit Committee chair receives an annual retainer of $10,000 and each Audit Committee member receives $2,000 for each Audit Committee meeting. Committee members receive $1,500 for each special committee meeting attended on a day other than a regular joint board meeting day. Two-thirds of the Trustee fees are allocated among the Funds based on each Fund's relative net assets and one-third of the fees is divided equally among the Funds.

   The Advisor and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Advisor currently serves as investment advisor or administrator for 133 open-end and 10 closed-end management investment company portfolios. Trustees and officers of the Trust, who are also officers of the Advisor or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust.

   The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

   The Trustees have the authority to convert the Funds into a master fund/feeder fund structure. Under this structure, a Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment goals, policies and restrictions as the Fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

Management Agreement

   Under a Management Agreement (Agreement), the Advisor has contracted to furnish each Fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each Fund pays a monthly fee based on the average of the daily closing value of the total net assets of each Fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a Fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

   The Agreement may be terminated with respect to the Fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually (i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

   The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. Columbia Funds Distributor, Inc. (formerly named Liberty Funds Distributor, Inc.) pays the cost of printing and distributing all other Prospectuses.

Administration Agreement (this section applies only to certain Funds and their respective Trusts. See "Fund Charges and Expenses" in Part 1 of this SAI for information regarding your Fund).

   Under an Administration Agreement, the Advisor, in its capacity as the Administrator to each Fund, has contracted to perform the following administrative services:

      (a) providing office space, equipment and clerical personnel;

      (b) arranging, if desired by the respective Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each Fund;

      (c) preparing and, if applicable, filing all documents required for compliance by each Fund with applicable laws and regulations;

      (d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;

      (e) coordinating and overseeing the activities of each Fund's other third-party service providers; and

      (f) maintaining certain books and records of each Fund.

   With respect to Columbia Money Market Fund (formerly named Liberty Money Market Fund) and Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund), the Administration Agreement for these Funds provides that the Advisor will monitor compliance by the Fund with Rule 2a-7 under the 1940 Act and report to the Trustees from time to time with respect thereto.

   The Advisor is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this SAI.

Trust Services Agreement

   Pursuant to a Trust Services Agreement, CFS provides the Columbia Tax-Managed Growth Fund's Trust Shares with trust administration services, including tax return preparation and filing, other tax and beneficiary reporting and recordkeeping. CFS's fee is described in the Prospectuses of the Columbia Tax-Managed Growth Fund.

The Pricing and Bookkeeping Agreement

   The Advisor is responsible for providing accounting and bookkeeping services to each Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the Outsourcing Agreement. See "Fund Charges and Expenses" in Part 1 of this SAI for information on these fees.

Portfolio Transactions

   Investment decisions. The Advisor acts as investment advisor to each of the Funds. The Advisor's affiliate, CASI, advises other institutional, corporate, fiduciary and individual clients for which CASI performs various services. Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor. The Funds and clients advised by the Advisor or the Funds administered by the Advisor sometimes invest in securities in which the Fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the Fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the Fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the Funds outweighs the disadvantages, if any, which might result from these practices.

   Brokerage and research services. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute securities transactions for a Fund.

   The Advisor places the transactions of the Funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The Funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The Funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.

   It is the Advisor's policy generally to seek best execution, which is to place the Funds' transactions where the Funds can be expected to obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

   Securities transactions of the Funds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the Funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the Fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.

   The Trustees have authorized the Advisor to cause the Funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the Funds and all its other clients.

   The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by Funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently 1.25 cents) on the sale of the underlying security upon the exercise of an option written by a Fund.

   The Advisor may use the services of affiliated broker-dealers, when buying or selling securities for a Fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions a Fund pays to affiliates of the Advisor on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through affiliates of the Advisor so that the Trustees may consider whether such trades complied with these procedures and the Rule.

Principal Underwriter

   CFD is the principal underwriter of the Trust's shares. CFD has no obligation to buy the Funds' shares, and purchases the Funds' shares only upon receipt of orders from authorized FSFs or investors.

Investor Servicing and Transfer Agent

   CFS is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to CFS is based on number of accounts plus reimbursement for certain out-of-pocket expenses. See "Fund Charges and Expenses" in Part 1 of this SAI for information on fees received by CFS. The agreement continues indefinitely but may be terminated by 90 days' notice by the Fund to CFS or generally by 6 months' notice by CFS to the Fund. The agreement limits the liability of CFS to the Fund for loss or damage incurred by the Fund to situations involving a failure of CFS to use reasonable care or to act in good faith and without negligence in performing its duties under the agreement. The Fund will indemnify CFS from, among other things, any and all claims, actions, suits, losses, costs, damages, and expenses incurred by it in connection with its acceptance of this Agreement, provided that: (i) to the extent such claims, actions, suits, losses, costs, damages, or expenses relate solely to a particular series or group of series of shares, such indemnification shall be only out of the assets of that series or group of series; (ii) this indemnification shall not apply to actions or omissions constituting negligence or misconduct of CFS or its agents or contractors, including but not limited to willful misfeasance, bad faith or gross negligence in the performance of their duties, or reckless disregard of their obligations and duties under this Agreement; and (iii) CFS shall give a Fund prompt notice and reasonable opportunity to defend against any such claim or action in its own name or in the name of CFS.

Code of Ethics

   The Funds, the Advisor, and CFD have adopted Codes of Ethics pursuant to the requirements of the Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room and may be obtained by calling the SEC at 1-202-942-8090. These Codes are also available on the EDGAR Database on the SEC's internet web site at http://www.sec.gov, and may also be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Anti-Money Laundering Compliance

   The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional information from you to verify your identity. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to "freeze" a shareholder's account, halting all shareholder activity with respect to such account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit a Fund to inform the shareholder that it has taken the actions described above.

Proxy Voting Policies and Fund Proxy Voting Record

   The Fund has delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Fund. In deciding to delegate this responsibility to the Advisor, the Board of Trustees of the Trust reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Fund and its shareholders and the Advisor, its affiliates, its other clients or other persons.

   The Advisor's policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Fund and its shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Fund. The Advisor determines the best interest of the Fund in light of the potential economic return on the Fund's investment.

   The Advisor addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor's Proxy Committee determines the vote in the best interest of the Fund, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor's Proxy Committee is composed of representatives of the Advisor's equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor's proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

   The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer's securities or to affect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In

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determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

   The Advisor has retained Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS provides proxy analysis, record keeping services and vote disclosure services.

   The Advisor's proxy voting guidelines and procedures are included in this SAI as Appendix II. In accordance with SEC regulations, the fund's proxy voting record for the last twelve-month period ended June 30 has been filed with the SEC. You may obtain a copy of the fund's proxy voting record (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov and (iii) without charge, upon request, by calling 800-368-0346.

Disclosure of Portfolio Information

   The Trustees of the Columbia Funds have adopted policies with respect to the disclosure of the Funds' portfolio holdings by the Funds, Columbia Management, or their affiliates. These policies provide that Fund portfolio holdings information generally may not be disclosed to any party prior to (1) the day next following the posting of such information on the Funds' website at www.columbiafunds.com, (2) the day next following the filing of the information with the SEC in a required filing, or (3) for money market funds, such information is publicly available to all shareholders upon request on the fifth business day after each calendar month-end. Certain limited exceptions pursuant to the Fund's policies are described below. The Trustees shall be updated as needed regarding the Fund's compliance with the policies, including information relating to any potential conflicts of interest between the interests of Fund shareholders and those of Columbia Management and its affiliates. The Fund's policies prohibit Columbia Management and the Fund's other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. These policies apply to disclosures to all categories of persons, including, without limitation, individual investors, institutional investors, intermediaries that distribute the Fund's shares, third-party service providers, rating and ranking organizations and affiliated persons of the Fund.

   Public Disclosures. The Fund's portfolio holdings are currently disclosed to the public through required filings with the SEC and, for equity and fixed income funds, on the Fund's website at www.columbiafunds.com. The Fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the Fund's fiscal year). Shareholders may obtain the Fund's Forms N-CSR and N-Q filings on the SEC's website at www.sec.gov. In addition, the Fund's Forms N-CSR and N-Q filings may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's website or the operation of the public reference room.

   The equity and fixed income Columbia Funds also currently make portfolio information publicly available at www.columbiafunds.com, as disclosed in the following table:

                                            Frequency of
    Type of Fund     Information Provided    Disclosure   Date of Web Posting
    ------------    ----------------------- ------------ ----------------------
 Equity Funds...... Full portfolio holdings   Monthly    30 calendar days after
                    information.                         month-end.

 Fixed Income Funds Full portfolio holdings  Quarterly   60 calendar days after
                    information.                         quarter-end

   The scope of the information provided relating to the Fund's portfolio that is made available on the website may change from time to time without prior notice.

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

   For Columbia's money market funds, a complete list of a Fund's portfolio holdings shall be publicly available on a monthly basis on the fifth business date after month-end. Shareholders may request such information by writing or calling the Fund's distributor, Columbia Funds Distributor, Inc. at the address listed on the cover of this SAI.

   A Fund, Columbia Management or their affiliates may include portfolio holdings information that has already been made public through a web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the day after the date the information is disclosed publicly.

   Other Disclosures. The Fund's policies provide that non-public disclosures of the Fund's portfolio holdings may be made if (1) the Fund has a legitimate business purpose for making such disclosure, (2) the Fund's chief executive officer authorizes such non-public disclosure of information, and (3) the party receiving the non-public information enters into a confidentiality agreement, which includes a duty not to trade on the non-public information.

   The Fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the Fund with its day-to-day business affairs. In addition to Columbia Management and its affiliates, these service providers include the Fund's custodian and sub-custodians, the Fund's independent registered public accounting firm, legal counsel, and financial printers, which currently include R.R. Donnelly & Sons and Bowne & Co., Inc., and the Fund's proxy voting service, currently Alamo Direct Mail Services, Inc. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Fund. The Fund may also disclose portfolio holdings information to broker/dealers and certain other entities related to potential transactions and management of the Fund, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

   Certain clients of the Fund's investment adviser(s) may follow a strategy similar to that of the Fund, and have access to portfolio holdings information for their account. It is possible that such information could be used to infer portfolio holdings information relating to the Fund.

DETERMINATION OF NET ASSET VALUE

   Each Fund determines net asset value (NAV) per share for each class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time) each day the Exchange is open, except that certain classes of assets, such as index futures, for which the market close occurs shortly after the close of regular trading on the Exchange will be priced at the closing time of the market on which they trade. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such Fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the Fund's redeemable securities on days when an investor cannot redeem such securities. Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price (or the official closing price as determined by the NASDAQ system, if different, as applicable). Listed securities for which there were no sales during the day and unlisted securities generally are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The

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values of foreign securities quoted in foreign currencies are translated into
U.S. dollars at the exchange rate for that day. Portfolio positions for which market quotations are not readily available and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Board of Trustees.

   Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each Fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value following procedures approved by the Trust's Board of Trustees.

   (The following two paragraphs are applicable only to Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund), Columbia Newport Greater China Fund (formerly named Liberty Newport Greater China Fund), Columbia Newport Europe Fund (formerly named Liberty Newport Europe Fund) and Columbia Newport Asia Pacific Fund (formerly named Liberty Newport Asia Pacific Fund))

   Trading in securities on stock exchanges and over-the-counter markets in foreign securities markets is normally completed well before the close of the business day in New York. Trading on foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets does take place on days which are not business days in New York and on which the Fund's NAV is not calculated.

   The calculation of the Fund's NAV accordingly may not take place contemporaneously with the determination of the prices of the Fund's portfolio securities used in such calculations. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange (when the Fund's NAV is calculated) will not be reflected in the Fund's calculation of NAV unless the Advisor, acting under procedures established by the Board of Trustees of the Trust, deems that the particular event would materially affect the Fund's NAV, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the Fund's shares into U.S. dollars at prevailing market rates.

Amortized Cost for Money Market Funds (see "Amortized Cost for Money Market Funds" under "Information Concerning the Fund" in Part 1 of the SAI of Columbia Money Market Fund (formerly named Liberty Money Market Fund) and Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market
Fund) )

   Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

   Under the amortized cost method a security is initially valued at cost and thereafter any discount or premium from maturity value is amortized ratably to maturity. This method assures a constant NAV but may result in a yield different from that of the same portfolio under the market value method. The Trust's Trustees have adopted procedures intended to stabilize a money market fund's NAV per share at $1.00. If a money market fund's market value deviates from the amortized cost of $1.00, and results in a material dilution to existing shareholders, the Trust's Trustees will take corrective action that may include: realizing gains or losses; shortening the portfolio's maturity; withholding distributions; redeeming shares in kind; or converting to the market value method (in which case the NAV per share may differ from $1.00). All investments will be determined pursuant to procedures approved by the Trust's Trustees to present minimal credit risk.

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

   See the Statement of Assets and Liabilities in the shareholder report of the Columbia Money Market Fund (formerly named Liberty Money Market Fund) or the Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund) for a specimen price sheet showing the computation of maximum offering price per share of Class A shares.

HOW TO BUY SHARES

   The Prospectus contains a general description of how investors may buy shares of the Fund and tables of charges. This SAI contains additional information which may be of interest to investors.

   The Fund may accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to CFS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank. Investors should understand that, since the offering price of the Fund's shares is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge paid as a percentage of the offering price and of the net amount invested for any particular purchase of fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

   The Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, CFD's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that CFD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that CFD may from time to time reallow additional amounts to all or certain FSFs. CFD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse CFD for any up-front and/or ongoing commissions paid to FSFs.

   Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption may subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars. Travelers checks, gift checks, credit card convenience checks, credit cards, cash and ban counter (starter checks) are not accepted.

   CFS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to CFS, provided the new FSF has a sales agreement with CFD.

   Shares credited to an account are transferable upon written instructions in good order to CFS and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you may send the certificates to CFS for deposit to your account.

   In addition to the commissions specified in a Fund's prospectus and this SAI, CFD, or its advisory affiliates, from their own resources, may make cash payments to FSFs that agree to promote the sale of shares of funds that

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CFD distributes. A number of factors may be considered in determining the amount of those payments, including the FSF's sales, client assets invested in the funds and redemption rates, the quality of the FSF's relationship with CFD and/or its affiliates, and the nature of the services provided by FSFs to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the FSF's representatives, and inclusion of the Fund on focus, select or other similar lists.

   Subject to applicable rules, CFD may also pay non-cash compensation to FSFs and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for FSF educational or training events.

   In addition, CFD, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

   In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund.

   CFD and its affiliates anticipate that the FSFs and intermediaries that will receive the additional compensation described above include:

      1st Global Capital Corp

      401 Company

      ABN AMRO Trust Services

      ADP Retirement Services

      ADP Clearing

      Advest

      AEGON/Transamerica

      AG Edwards

      AIG Companies

      American Century Services

      American Express

      AMG

      AON Consulting

      AST Trust Company

      AXA Advisors

      Bank of America

      Banc of America Investment Services

      BancOne

      Bear Stearns

      Benefit Plan Administrators

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

      Bidwell & Company

      BNY Clearing

      Bysis Retirement

      C N A Trust

      Ceridian Retirement

      Charles Schwab

      CIBC Oppenheimer

      Citigroup Global Markets

      CitiStreet Associates LLC

      City National Bank

      City of Milwaukee

      Columbia Trust Company

      Commonwealth Financial

      Compensation & Capital

      CPI Qualified Plan Consultants

      Daily Access Concepts

      Davenport & Company

      Delaware Investments

      Digital Retirement Solutions

      Discover Brokerage

      Dreyfus/Mellon

      Edgewood Services

      Edward Jones

      E-Trade,

      ExpertPlan

      FAS Liberty Life Spectrum

      Ferris Baker Watts

      Fidelity

      First Union Bank of NC

      Financial Data Services

      Fleet Boston Financial

      Franklin Templeton

      Freeman Welwood

      Gem Group

      Great West Life

      Hartford Life

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

      Hewitt Associates LLC

      Huntington Bank

      ING

      Intermountain Health Care

      Investmart, Inc.

      Investment Manager Services (IMS)

      Janney Montgomery Scott

      JJB Hilliard Lyons

      JP Morgan/American Century

      Kenney Investments

      Kirkpatrick Pettis Smith Polian Inc

      Legg Mason Wood Walker

      Liberty Life

      Lincoln Financial

      Lincoln Life

      Linsco Private Ledger

      M & T Securities

      Marquette Trust Company

      Mass Mutual Life

      Matrix Settlement & Clearance Services (MSCS)

      McDonald Investments

      Merrill Lynch

      MetLife

      MFS

      Mfund Trax

      MidAtlantic Capital

      Milliman USA

      Morgan Keegan

      Morgan Stanley Dean Witter

      PFPC

      Nationwide Investment Services

      Neuberger Berman Mgmt

      NFP Securities

      Northeast Retirement Services

      NSD -NetStock Sharebuilder

      NYLife Distributors

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      Optimum Investment Advisors

      Orbitex

      Pershing LLC

      Phoenix Home Life

      Piper Jaffray

      PNC

      PPI Employee Benefits

      Private Bank & Trust

      Prudential

      Putnam Investments

      Raymond James

      RBC Dain Rausher

      Robert W Baird

      Royal Alliance

      RSM McGladrey Inc.

      Safeco

      Scott & Stringfellow

      Scudder Investments

      Security Benefit

      Segall Bryant Hamill

      South Trust Securities

      Southwest Securities

      Standard Insurance

      Stanton Group

      State of NY Deferred Compensation Plan

      Stephens, Inc.

      Stifel Nicolaus & Co

      Strong Capital

      Sungard T Rowe Price

      Trustar Retirement Services

      Trustlynx/Datalynx

      UBS Financial Services

      Unified Trust

      USAA Investment Management

      Vanguard

      Wachovia

      TD Waterhouse

      Webster Investment Services

      Wells Fargo

      Wilmington Trust

   Please contact your FSF or intermediary for details about payments it may receive.

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SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

   The following special purchase programs/investor services may be changed or eliminated at any time.

   Automatic Investment Plan. As a convenience to investors, shares of most Funds advised by the Advisor may be purchased through the Automatic Investment Plan. Electronic fund transfers for a fixed amount of at least $50 ($25 for IRA) are used to purchase a Fund's shares at the public offering price next determined after CFD receives the proceeds. If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from CFD.

   Automated Dollar Cost Averaging (Classes A, B, C, D, T, G and Z). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any fund distributed by CFD in which you have a current balance of at least $5,000 into the same class of shares of up to five other Funds. Complete the Automated Dollar Cost Averaging section of the Application. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Sales charges may apply if exchanging from a money market fund. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any Fund, exchange between the same Class of shares of Funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any Fund, subject to the imposition of any applicable CDSC or sales charges.

   Any additional payments or exchanges into your Fund will extend the time of the Automated Dollar Cost Averaging program.

   An exchange is generally a capital sale transaction for federal income tax purposes.

   You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Columbia Funds Services, Inc. (formerly named Liberty Funds Services, Inc.) (CFS) P.O. Box 8081, Boston, MA 02266-8081.

   You should consult your FSF or financial advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

   CFD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" below for more information.

   Class T Shareholder Services Plan. The Trustees have approved a Shareholder Services Plan (the "Services Plan") pursuant to which the Trusts plan to enter into servicing agreements with institutions (including Bank of America Corporation and its affiliates). Pursuant to these servicing agreements, institutions render certain administrative and support services to customers who are the beneficial owners of Class T shares of each Fund other than the Columbia Newport Tiger Fund. Such services are provided to the institution's customers who are the beneficial owners of Class T shares and are intended to supplement the services provided by the Fund's administrator and transfer agent to the shareholders of record of the Class T shares. The Services Plan provides that each Fund will pay fees for such services at an annual rate of up to 0.50% of the average daily net asset value of Class T shares owned beneficially by the institution's customers. Institutions may receive up to one-half of this fee for providing one or more of the following services to such customers: (i) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with CFD; (ii) processing dividend payments from a Fund; (iii) providing sub-accounting with respect to Class T shares or the information necessary for sub-accounting; and (iv) providing periodic mailings to customers. Institutions may also receive up

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to one-half of this fee for providing one or more of these additional services to such customers: (i) providing customers with information as to their positions in Class T shares; (ii) responding to customer inquiries; and (iii) providing a service to invest the assets of customers in Class T shares.

   The payments under the servicing agreements entered into as of the date of this SAI are limited to an aggregate fee of not more than 0.30% (on an annualized basis) of the average daily net asset value of the Class T shares of equity funds beneficially owned by customers of institutions and 0.15% (on an annualized basis) of the average daily net asset value of the Class T shares of bond funds beneficially owned by customers of institutions. The Funds understand that institutions may charge fees to their customers who are the beneficial owners of Class T shares in connection with their accounts with such institutions. Any such fees would be in addition to any amounts which may be received by an institution under the Services Plan. Under the terms of each servicing agreement, institutions are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Class T shares.

   Each servicing agreement with an institution ("Service Organization") relating to the Services Plan requires that, with respect to those Funds which declare dividends on a daily basis, the Service Organization agrees to waive a portion of the servicing fee payable to it under the Services Plan to the extent necessary to ensure that the fees required to be accrued with respect to the Class T shares of such Funds on any day do not exceed the income to be accrued to such Class T shares on that day.

   The Class T servicing agreements are governed by the Services Plan approved by the Board of Trustees in connection with the offering of Class T shares of each Fund. Pursuant to the Services Plan, the Board of Trustees reviews, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which the expenditures were made. In addition, the arrangements with Service Organizations must be approved annually by a majority of the Trustees, including a majority of the trustees who are not "interested persons" of the Funds as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").

   The Board of Trustees has approved the service agreements with Service Organizations based on information provided by the Funds' service contractors that there is a reasonable likelihood that the arrangements will benefit the Funds and their shareholders by affording the Funds greater flexibility in connection with the efficient servicing of the accounts of the beneficial owners of Class T shares of the Funds. Any material amendment to the Funds' arrangements with Service Organizations must be approved by a majority of the Board of Trustees (including a majority of the Disinterested Trustees). So long as the service agreements with Service Organizations are in effect, the selection and nomination of the members of Columbia's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds will be committed to the discretion of such Disinterested Trustees.

   Tax-Sheltered Retirement Plans (Retirement Plans). CFD offers prototype tax-qualified plans, including Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Columbia Trust Company (CTC) is the Custodian/Trustee and Plan Sponsor of the Columbia Management prototype plans offered through CFD. In general, a $20 annual fee is charged. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from CFD.

   Participants in Retirement Plans not sponsored by CTC, not including Individual Retirement Accounts (IRAs), may be subject to an annual fee of $20 unless the Retirement Plan maintains an omnibus account with CFS. Participants in CTC sponsored prototype plans (other than IRAs) who liquidate the total value of their account may also be charged a $20 close-out processing fee payable to CFS. The close out fee applies to plans opened after September 1, 1996. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a Columbia Management IRA Rollover account in any Fund distributed by CFD, or if the Retirement Plan maintains an omnibus account.

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

   Consultation with a competent financial advisor regarding these Retirement Plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

   Telephone Address Change Services. By calling CFS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges by check are suspended for 30 days after an address change is effected. Please have your account and taxpayer identification numbers available when calling.

   Cash Connection. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

   Automatic Dividend Diversification. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a Fund automatically invested in the same class of shares of another Fund. An ADD account must be in the same name as the shareholder's existing open account with the particular Fund. Call CFS for more information at 1-800-345-6611.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

   Rights of Accumulation (Class A, Class B and Class T shares only) (Class T shares can only be purchased by the shareholders of Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund) who already own Class T shares). Reduced sales charges on Class A, B and T shares can be effected by combining a current purchase of Class A, Class B or Class T shares with prior purchases of other funds distributed by CFD. The applicable sales charge is based on the combined total of:

      1. the current purchase; and

      2. the value at the public offering price at the close of business on the previous day of all funds' held by the shareholder.

   CFD must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by CFS. A Fund may terminate or amend this Right of Accumulation.

   Statement of Intent (Class A, Class E and Class T shares only). Any person may qualify for reduced sales charges on purchases of Class A, E and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all fund shares held by the shareholder on the date of the Statement in Funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund)). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement. Upon request, a Statement of Intent may be backdated to reflect purchases within 90 days.

   During the term of a Statement, CFS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A, E or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a Fund to sell the amount of the Statement.

   If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price. As a part of this adjustment, the FSF shall return to CFD the excess commission previously paid during the thirteen-month period.

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

   If the amount of the Statement is not purchased, the shareholder shall remit to CFD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, CFS will redeem that number of escrowed Class A, E or T shares to equal such difference. The additional amount of FSF discount from the applicable offering price shall be remitted to the shareholder's FSF of record.

   Additional information about and the terms of Statements of Intent are available from your FSF, or from CFS at 1-800-345-6611.

   Reinstatement Privilege. Subject to the Fund's fund policy on trading of fund shares, an investor who has redeemed Class A, B, C or T shares (other than shares of the Columbia Newport Asia Pacific Fund (formerly named Liberty Newport Asia Pacific Fund), Columbia Newport Europe Fund (formerly named Liberty Newport Europe Fund), Columbia Newport Greater China Fund (formerly named Liberty Newport Greater China Fund), Columbia Global Equity Fund (formerly named Liberty Newport Global Equity Fund), Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund), Columbia International Equity Fund (formerly named Liberty International Equity Fund), Columbia European Thematic Equity Fund (formerly named Liberty European Thematic Equity Fund) and Columbia Global Thematic Equity Fund (formerly named Liberty Global Thematic Equity Fund) that were redeemed within 30 days of their acquisition by exchange from another fund) may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of Class A of any Fund at the NAV next determined after CFS receives a written reinstatement request and payment. Investors who desire to exercise this privilege should contact their FSF or CFS. Shareholders may exercise this privilege an unlimited amount of times. Exercise of this privilege does not alter the federal income tax treatment of any capital gains realized on the prior sale of Fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.

   Privileges of Columbia Employees or Financial Service Firms (in this section, the "Advisor" refers to Columbia Management Advisors, Inc. in its capacity as the Advisor or Administrator to certain Funds). Class A shares of certain Funds may be sold at NAV to the following individuals whether currently employed or retired: Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, CFD and companies affiliated with the Advisor; registered representatives and employees of FSFs (including their affiliates) that are parties to dealer agreements or other sales arrangements with CFD; and such persons' families and their beneficial accounts.

   Privileges of Columbia Acorn Funds (formerly named Liberty Acorn Funds) Shareholders. Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any fund distributed by CFD, may purchase Class A shares of any fund distributed by CFD at NAV in those cases where a Columbia Fund Class Z share is not available. Qualifying shareholders will not be subject to any Class A initial sales charge or CDSC; however, they will be subject to the annual Rule 12b-1 service fee.

   Fee-Based Compensation Arrangements. Class A, Class E and Class T shares (Class T shares can only be purchased by the shareholders of Liberty Newport Tiger Fund who already own Class T shares) of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into agreements with CFD pursuant to which the Funds are included as investment options in programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

Waiver of Initial Sales Charges (Class A and Class T Shares)

   Class A share initial sales charges (but not contingent deferred sales charges) are waived for the following categories of investors:

  .   Galaxy Fund shareholders prior to December 1, 1995; and

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

  . Shareholders who (i) purchased Galaxy Fund Prime A Shares at net asset value and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally purchased.

   Class T share sales charges are waived for the following categories of investors:

  .   Galaxy Fund shareholders prior to December 1, 1995;

  . Shareholders who (i) purchased Galaxy Fund Retail A Shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally purchased; and

  . Boston 1784 Fund shareholders on the date the Funds were reorganized into Galaxy Funds.

   Waiver of Contingent Deferred Sales Charges (CDSCs) (in this section, the "Advisor" refers to Columbia Management Advisors, Inc. in its capacity as the Advisor or Administrator to certain Funds) (Class A, B, C, D, E, matured F, G and T shares) CDSCs may be waived on redemptions in the following situations with the proper documentation:

      1. Death. CDSCs may be waived on redemptions within one year following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

      2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with CFS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value. Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met; this requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "Investor Services--Systematic Withdrawal Plan."

      3. Disability. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise after the purchase of shares (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability, and (iii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

      4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase and
   (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

      5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by the Advisor.

      6. Qualified Retirement Plans. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following normal retirement (as stated in the Plan document). CDSCs also

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

   will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in Funds distributed by CFD for at least two years. CDSC is also waived for participant loans.

      7. Trust Share Taxes. CDSCs will be waived on redemptions of Class E and F shares (i) where the proceeds are used to directly pay trust taxes, and
   (ii) where the proceeds are used to pay beneficiaries for the payment of trust taxes.

   The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES

   Shares may be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund may delay selling or delay sending proceeds from your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

   To sell shares directly to the Fund, send a signed letter of instruction to CFS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. Stock power forms are available from FSFs, CFS and many banks. Additional documentation may be required for sales by corporations, agents, fiduciaries, surviving joint owners, individual retirement account holders and other legal entities. Call CFS for more information 1-800-345-6611.

   FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, FSF's are responsible for furnishing all necessary documentation to CFS and may charge for this service.

   Systematic Withdrawal Plan (SWP). The shareholder may establish a SWP. A specified dollar amount, share amount or percentage of the then current net asset value of the shareholder's investment in any Fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies is run against available shares and generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawals of shares of the Fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their share account may do so but may be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other Fund distributions payable in shares of the Fund rather than in cash.

   A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

   A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is

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

ordinarily disadvantageous because of sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the Fund (other than through the reinvestment of dividends) and a SWP at the same time.

   SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

   A Fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, CFS will not be liable for any payment made in accordance with the provisions of a SWP.

   The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Fund as an expense of all shareholders.

   Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP. The SWP on accounts held in "street name" must be made payable to the back office via the NSCC.

   Telephone Redemptions. All Fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the Fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions by check and ACH are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker, to a pre-existing bank account or furnishing a signature guaranteed request. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. CFS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address account and taxpayer identification numbers. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. Certain restrictions apply to retirement plan accounts.

   Checkwriting (in this section, the "Advisor" refers to Columbia Management Advisors, Inc. its capacity as the Advisor or Administrator of certain Funds) (Available only on the Class A and Z shares of certain Funds)

   Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. CFS will provide checks to be drawn on Mellon Trust of New England, N.A. (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 ($250 for money market funds) nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.

   Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks. However, you may incur customary fees for services such as a stop payment request or a request for copies of a check. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be

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

returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.

   Non-Cash Redemptions. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a Fund's net asset value, a Fund may make the payment or a portion of the payment with portfolio securities held by that Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

Information Applicable to Class G and Class T Shares

   The primary difference between Class G and Class T shares lies in their sales charge structures and shareholder servicing/distribution expenses. Investments in Class T shares of the Funds are subject to a front-end sales charge. Investments in Class G shares of the Funds are subject to a back-end sales charge. This back-end sales charge declines over time and is known as a "contingent deferred sales charge." An investor should understand that the purpose and function of the sales charge structures and shareholder servicing/distribution arrangements for both Class G and Class T shares are the same. Class T shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing fees at an annual rate of up to 0.15% and 0.30%, respectively, of the Fund's average daily net assets attributable to its Class T shares. Class G shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing and distribution fees at an annual rate of up to 0.80% and 0.95%, respectively, of the Fund's average daily net assets attributable to its Class G shares. These ongoing fees, which are higher than those charged on Class T shares, will cause Class G shares to have a higher expense ratio and pay lower dividends than Class T shares. Class G and Class T shares may only be purchased by current shareholders of Class G and Class T, respectively.

   Class T Shares. The public offering price for Class T shares of the Funds is the sum of the net asset value of the Class T shares purchased plus any applicable front-end sales charge as described in the applicable Prospectus. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Class T shares that are purchased with no initial sales charge as part of an investment of $1,000,000 to $25,000,000. A portion of the front-end sales charge may be reallowed to broker-dealers as follows:

                                                              REALLOWANCE TO
                                  REALLOWANCE TO DEALERS     DEALERS AS A% OF
                                  AS A% OF OFFERING PRICE     OFFERING PRICE
AMOUNT OF TRANSACTION              PER SHARE--BOND FUNDS  PER SHARE--EQUITY FUNDS
---------------------             ----------------------- -----------------------
Less than $50,000................          4.25                    5.00
$50,000 but less than $100,000...          3.75                    3.75
$100,000 but less than $250,000..          2.75                    2.75
$250,000 but less than $500,000..          2.00                    2.00
$500,000 but less than $1,000,000          1.75                    1.75
$1,000,000 and over..............          0.00                    0.00

   The appropriate reallowance to dealers will be paid by CFD to broker-dealer organizations which have entered into agreements with CFD. The reallowance to dealers may be changed from time to time.

   Certain affiliates of the Advisor may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers whose customers purchase significant amounts of Class T shares of the Funds. Such compensation will not represent an additional expense to the Funds or their shareholders, since it will be paid from the assets of Bank of America Corporation's affiliates.

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

   Information Applicable to Certain Class G Shares Received by Former Galaxy Fund Retail B Shareholders in Connection with the Galaxy/Liberty
Reorganization. The following table describes the CDSC schedule applicable to Class G shares received by former Galaxy Fund Retail B shareholders in exchange for Retail B Shares purchased prior to January 1, 2001:

                                               % DEDUCTED WHEN
                 HOLDING PERIOD AFTER PURCHASE SHARES ARE SOLD
                 ----------------------------- ---------------
                     Through first year.......      5.00
                     Through second year......      4.00
                     Through third year.......      3.00
                     Through fourth year......      3.00
                     Through fifth year.......      2.00
                     Through sixth year.......      1.00
                     Longer than six years....      None

   Class G shares received in exchange for Galaxy Fund Retail B Shares that were purchased prior to January 1, 2001 will automatically convert to Class T shares seven years after purchase. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

   The following table describes the CDSC schedule applicable to Class G shareholders whose Galaxy Asset Allocation Fund and/or International Equity Fund Retail B Shares were acquired in connection with the reorganization of the Pillar Funds:

                                               % DEDUCTED WHEN
                 HOLDING PERIOD AFTER PURCHASE SHARES ARE SOLD
                 ----------------------------- ---------------
                   Through first year.........      5.50
                   Through second year........      5.00
                   Through third year.........      4.00
                   Through fourth year........      3.00
                   Through fifth year.........      2.00
                   Through sixth year.........      1.00
                   Through the seventh year...      None
                   Longer than seven years....      None

   If you acquired Retail B Shares in connection with the reorganization of the Pillar Funds, your Class G shares will automatically convert to Class T shares eight years after you purchased the Pillar Fund Class B shares you held prior to the reorganization. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

   Class G Shares Purchased after the Galaxy/Liberty Reorganization. The public offering price for Class G shares of the Funds is the net asset value of the Class G shares purchased. Although investors pay no front-end sales charge on purchases of Class G shares, such shares are subject to a contingent deferred sales charge at the rates set forth in the applicable Prospectus if they are redeemed within seven years of purchase. Securities dealers, brokers, financial institutions and other industry professionals will receive commissions from CFD in connection with sales of Class G shares. These commissions may be different than the reallowances or placement fees paid to dealers in connection with sales of Class T shares. Certain affiliates of Columbia may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers, whose customers purchase significant amounts of Class G shares of a Fund. See "Class T Shares." The contingent deferred sales charge on Class G shares is based on the lesser of the net asset value of the shares on the redemption date or the original cost of the shares being redeemed. As a result, no sales charge is imposed on any increase in the principal value of an investor's Class G shares. In addition, a contingent deferred sales charge will not be assessed on Class G shares purchased through reinvestment of dividends or capital gains distributions.

   The proceeds from the contingent deferred sales charge that an investor may pay upon redemption go to CFD, which may use such amounts to defray the expenses associated with the distribution-related services involved in selling Class G shares. Class G shares of a Fund will convert automatically to Class T shares eight years after purchase. The purpose of the conversion is to relieve a holder of Class G shares of the higher ongoing expenses charged to those shares, after enough time has passed to allow CFD to recover approximately the amount it would have received if the applicable front-end sales charge had been charged. The conversion from Class G shares to Class T shares takes place at net asset value, as a result of which an investor receives dollar-for-dollar the same value of Class T shares as he or she had of Class G shares. The conversion occurs eight years after the beginning of the calendar month in which the shares are purchased. Upon conversion, the converted shares will be relieved of the distribution and shareholder servicing fees borne by Class G shares, although they will be subject to the shareholder servicing fees borne by Class T shares.

   Class G shares acquired through a reinvestment of dividends or distributions are also converted at the earlier of two dates--(i) eight years after the beginning of the calendar month in which the reinvestment occurred or (ii) the date of conversion of the most recently purchased Class G shares that were not acquired through reinvestment of dividends or distributions. For example, if an investor makes a one-time purchase of Class G shares of a Fund, and subsequently acquires additional Class G shares of the Fund only through reinvestment of dividends and/or distributions, all of such investor's Class G shares in the Fund, including those acquired through reinvestment, will convert to Class T shares of the Fund on the same date.

Information Applicable To Certain Class B Shareholders

   Except for the following, Class B Share Contingent Deferred Sales Charges ("CDSCs") and conversion schedules are described in the Prospectuses.

   The following table describes the CDSC schedule applicable to Class B shares received by Galaxy Quality Plus Bond Fund shareholders in exchange for Prime B Shares in connection with the Galaxy/Liberty reorganization.

Sales Charges

                                               % DEDUCTED WHEN
                 HOLDING PERIOD AFTER PURCHASE SHARES ARE SOLD
                 ----------------------------- ---------------
                     Through first year.......      5.00
                     Through second year......      4.00
                     Through third year.......      3.00
                     Through fourth year......      3.00
                     Through fifth year.......      2.00
                     Through sixth year.......      1.00
                     Longer than six years....      0.00

   Automatic conversion to Class A shares occurs eight years after purchase.

      The Class B share discount program for purchases of $250,000 or more is not applicable to Class B shares received by Galaxy Fund Prime B shareholders in connection with the reorganization of the Galaxy Fund.

Information Applicable To Certain Class A Shareholders:

   Except as set forth in the following paragraph, Class A share CDSCs are described in the Prospectuses:

      Class A shares received by former Galaxy High Quality Bond Fund shareholders in exchange for Prime A Shares in connection with the Galaxy/Liberty reorganization of that Fund are subject to a 1% CDSC upon redemption of such Class A shares if the Prime A Shares were purchased without an initial sales charge in accounts aggregating $1 million or more at the time of purchase and the Class A shares are sold within 12 months of the time of purchase of the Prime A Shares. The 12-month holding period begins on the first day of the month in which each purchase was made.

DISTRIBUTIONS

   Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the Fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. No charge is currently made for reinvestment.

   Shares of some Funds that pay daily dividends (include Funds) will normally earn dividends starting with the date the Fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. Shares of some Funds that pay daily dividends (exclude Funds) Columbia will be earned starting with the day after that Fund receives payments for the shares. To determine whether a particular Fund is an include or exclude fund, customers can call 1-800-345-6611.

HOW TO EXCHANGE SHARES

   Shares of the Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class T and Z shares may be exchanged for Class A shares of certain other funds. The prospectus of each Fund describes its investment goal and policies, and shareholders should obtain a prospectus and consider these goals and policies carefully before requesting an exchange Consult CFS before requesting an exchange.

   If you acquire Class A shares of an international fund by exchange from any other fund, you will not be permitted to exchange those shares into another fund for 30 calendar days, although you may redeem those shares at any time. An exchange order received prior to the expiration of the 30-day period will not be honored.

   By calling CFS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting CFS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the Fund suspends repurchases or postpones payment for the Fund shares being exchanged in accordance with federal securities law. CFS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, CFS may require customary additional documentation. Prospectuses of the other Funds are available from the CFD Literature Department by calling 1-800-426-3750.

   A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

   Consult your FSF or CFS. In all cases, the shares to be exchanged must be registered on the records of the Fund in the name of the shareholder desiring to exchange.

   Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the Fund. Sales charges may apply for exchanges from money market funds.

   An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS

   A Fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY

   Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trust's Trustees. The Declaration provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Fund would be unable to meet its obligations and the disclaimer was inoperative.

   The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS

   As described under the caption "Organization and History", the Fund will not hold annual shareholders' meetings. The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of 1% of the outstanding shares of the Trust stating that such shareholders of the Trust, for the purpose of obtaining the signatures necessary to demand a shareholders' meeting to consider removal of a Trustee, request information regarding the Trust's shareholders, the Trust will provide appropriate materials (at the expense of the requesting shareholders). Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

   At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series.

                                  APPENDIX I

                          DESCRIPTION OF BOND RATINGS
                            STANDARD & POOR'S (S&P)

   The following descriptions are applicable to municipal bond funds:

   AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

   AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

   A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

   BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

   BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

   BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

   B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

   CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

   CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

   C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

   CI rating is reserved for income bonds on which no interest is being paid.

   D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

   Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

   Provisional Ratings. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Municipal Notes:

   SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

   SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

   Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

   Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

   Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

Demand Feature of Variable Rate Demand Securities:

   S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

Commercial Paper:

   A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

   A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

Corporate Bonds:

   The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.

   The following descriptions are applicable to equity and taxable bond funds:

   AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

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

   AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

   A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

   BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

   BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

   BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

   B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

   CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

   CC bonds are currently highly vulnerable to nonpayment.

   C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

   D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

   Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

   r This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                   MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

   Aaa bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

   Aa bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

   Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

   A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

   Baa bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

   Ba bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

   B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

   Caa bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

   Ca bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

   C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

   Conditional Ratings. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Municipal Notes:

   MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

   MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

   MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Demand Feature of Variable Rate Demand Securities:

   Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

   VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

   VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

   VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Commercial Paper:

   Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

   Prime-1 Highest Quality
   Prime-2 Higher Quality
   Prime-3 High Quality

   If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

Corporate Bonds:

   The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                                  FITCH INC.

Investment Grade Bond Ratings

   AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

   AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'.

   A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

   BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

Conditional

   A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

Speculative-Grade Bond Ratings

   BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

   B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

   CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

   CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

   C bonds are in imminent default in payment of interest or principal.

   DDD, DD, and D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these securities, and 'D' represents the lowest potential for recovery.

                                  APPENDIX II

                  Columbia Management Advisors, Inc. ("CMA")
                     Proxy Voting Policies and Procedures
              Adopted July 1, 2003 and revised February 11, 2004

POLICY:

   All proxies for client securities for which Columbia Management Advisors, Inc. ("CMA") has been granted authority to vote shall be voted in a manner considered to be in the best interests of CMA's clients, including the CMG Family Funds/1/ and their shareholders without regard to any benefit to CMA or its affiliates. CMA shall examine each proposal and vote against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. In addition, CMA shall examine each proposal and vote the securities held on behalf of a client against the proposal, if, in its judgment, the proposal would be expected to effect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In the event a client believes that its other interests require a different vote, CMA shall vote as the client instructs.

   CMA addresses potential material conflicts of interest by having a predetermined voting policy. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined policy, the Proxy Committee will determine the vote in the best interest of CMA's clients, without consideration of any benefit to CMA, its affiliates or its other clients.

OVERVIEW:

   CMA's policy is based upon its fiduciary obligation to act in its clients' best interests. In addition, the SEC recently adopted rules under the Investment Company Act of 1940 and the Investment Advisers Act of 1940. These rules impose obligations with respect to proxy voting on investment advisers and investment companies.

PROCEDURES:

I. ACCOUNT POLICIES

   Except as otherwise directed by the client, CMA shall vote as follows:

Separately Managed Accounts

   CMA shall vote proxies on securities held in its separately managed accounts.

Columbia Trust Company (CTC) Trust Pools

   CMA shall vote proxies on securities held in the trust pools.

CMG Family Funds/CMA Fund Trust

   CMA shall vote proxies on securities held in the Funds, including multi-managed and subadvised Funds.

Columbia Private Portfolio

   CMA shall vote proxies on securities held in its separately managed accounts.

--------
/1/ A CMG Family Fund or a Fund is a registered investment company or series of a registered investment company managed or advised by Columbia Management Advisors, Inc.

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

II. PROXY COMMITTEE

   CMA shall establish a Proxy Committee whose standing members shall include the heads of active equity and equity research, as well as representatives from fund administration, compliance and legal. Each portfolio manager (or sub-adviser) of a fund or account which holds securities of an issuer having a shareholder meeting, as well as the head of the asset class for which the security was selected, shall be an ad hoc member of the Proxy Committee in connection with the vote of proxies for the meeting.

   The Proxy Committee's functions shall include, in part,

      (a) direction of the vote on proposals where there has been a recommendation to the Committee not to vote according to the predetermined policy provided in the Voting Guidelines in III (A) below or which proposals require special consideration under III (B) below,

      (b) semi-annual review of this Proxy Voting Policy and Procedure to ensure consistency with internal policies and regulatory agency policies,

      (c) semi-annual review of existing Voting Guidelines and development of additional Voting Guidelines to assist in the review of proxy proposals, and

      (d) development and modification of Voting Procedures as it deems appropriate or necessary.

   In determining the vote of any proposal for which it has responsibility, the Proxy Committee shall consider whether the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. In addition, the Proxy Committee shall examine the proposal and vote the securities held on behalf of a client against the proposal, if, in its judgment, the proposal would be expected to effect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In the event a client believes that its other interests require a different vote, CMA shall vote as the client instructs.

   In determining the vote on any proposal, the Proxy Committee shall not consider any benefit to CMA, any of its affiliates, any of its or its affiliates' clients, or of its customers or service providers, other than benefits to the owner of the securities to be voted.

   The Proxy Committee shall create a charter, which shall be consistent with this policy and procedure. The charter shall set forth the Committee's purpose, membership and operation. The charter shall include procedures prohibiting a member from voting on a matter for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal, e.g., is a portfolio manager for an account of the issuer.

III. VOTING GUIDELINES

   In general, proposals which are designed to either dissuade or preclude the acquisition and/or merger of one corporate entity by/with another, or have the effect of diluting the value of the existing shares outstanding, or reduce the shareholders' power over any company actions will be rejected.

A. The Proxy Committee has adopted the following guidelines for voting proxies:

   1. Matters Relating to the Board of Directors/Corporate Governance

   CMA generally will vote FOR:

  . Proposals for the election of directors or for an increase or decrease in the number of directors provided that a majority of directors would be independent.

      However, CMA generally will WITHHOLD votes for one or more director nominees if: (i) the board as proposed to be constituted would not have a majority of independent directors; or (ii) the board does not have nominating, audit and compensation committees comprised solely of independent directors.

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

      On a CASE BY CASE basis, CMA may withhold votes for a director nominee who has failed to observe good corporate governance practices or, through specific action or inaction, has demonstrated a disregard for the interests of shareholders.

  . Proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission ("SEC") and the New York Stock Exchange. At least one member of the Audit Committee must qualify as a "financial expert" within the definition set forth in rules of the SEC.

  .   Proposals to declassify boards.

  . Proposals to indemnify the board of directors through self-insurance plans or the purchase of insurance (though it is not the intent to eliminate director responsibility for negligence or breaches of fiduciary duty).

  . Proposals to create or eliminate positions or titles for senior management, though CMA prefers that the role of Chairman of the Board and CEO be held by different persons. (In evaluating such proposals, CMA will consider the size of the company and the nature of the shareholder base).

  . Proposals for the annual appointment or approval of independent corporate auditors. An auditor will usually be thought of as independent unless the auditor receives more than 50% of its revenues from non-audit activities from the company and its affiliates.

  . Proposals that restore shareholder ability to remove directors with or without cause.

  .   Proposals that encourage directors to own a minimum amount of stock.

  . Proposals to permit shareholders to elect directors to fill board vacancies.

  .   Proposals for the company to adopt confidential voting.

   CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

   CMA generally will vote AGAINST:

  .   Proposals to classify boards.

  . Proposals that give management the ability to alter the size of the board without shareholder approval.

  . Proposals that provide directors may be removed only by supermajority vote.

  . Proposals which allow more than one vote per share in the election of directors.

  . Proposals that provide only continuing directors may elect replacements to fill board vacancies.

  . Shareholder proposals that mandate a minimum amount of stock that directors must own.

  .   Shareholder proposals to limit the tenure of outside directors.

2. Compensation

   CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans, or thrift plans) if they are consistent with business practice. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares of expired options) exceed 10% of the currently outstanding shares overall or 3% for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interests of the clients. CMA requires management to provide substantial justification for the repricing of options.

   CMA generally will vote FOR:

  . Shareholder proposals to require golden and tin parachutes (executive severance agreements) to be submitted to shareholder ratification.

  .   Shareholder proposals asking a company to expense stock options.

  .   Shareholder proposals to put option repricings to a shareholder vote.

  . Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no loess than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

   CMA generally will vote AGAINST:

  . Stock option plans that permit issuance of options with an exercise price below the stock's current market price.

3. Capitalization

   CMA generally will vote FOR:

  . Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover action or the proposal increases the authorization by more than 50% without a clear need presented by the company.

  . Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

  . Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

  .   Proposals to reduce or change the par value of common stock.

  . Proposals to create blank check preferred stock (i.e., with unspecified voting, conversion, dividend distribution and other rights), as long as the company expressly states that the stock will not be used as an anti-takeover defense.

   CMA generally will vote AGAINST:

  . Proposals to create a new class of common stock with supermajority voting rights (i.e., dual class stock).

4. Mergers, Restructurings and Other Transactions

   CMA will review, on a CASE BY CASE basis, business transactions such as mergers, acquisitions, asset sales, reorganizations, liquidations, spinoffs and other transactions.

5. Anti-Takeover Measures

   CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

   Poison Pills

  . CMA will vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

  . CMA generally votes FOR shareholder proposals to redeem a poison pill and AGAINST management proposals to ratify a poison pill.

   Greenmail

  . CMA will vote FOR proposals to adopt anti-greenmail charter or by law amendments or otherwise restrict a company's ability to make greenmail payments.

   Supermajority vote

  . CMA will vote AGAINST management proposals to require a supermajority shareholder vote to approve any proxy proposal, in particular, proposals to approve mergers and other significant corporate transactions.

  . CMA will vote FOR shareholder proposals to lower supermajority vote requirements.

6. Other Business Matters

   CMA generally will vote FOR

  . Proposals to approve the minutes of a prior meeting, or to change the date, location or time of the annual meeting.

  . Bylaw or charter changes that are of a housekeeping nature (updates or corrections).

  .   Proposals to approve a change in the company's name.

  . Proposals to change the location of the company's principal place of business, provided the purpose is not to reduce the scope of adequate regulatory or financial supervision.

  . Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

  . Proposals that endorse the recruitment, development and promotion of personnel on a non-discriminatory merit basis, regardless of race, creed, color or gender.

   CMA generally will vote AGAINST:

  . Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

  . Authorization to transact other unidentified, substantive business at a meeting.

  . Proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

  . Proposals authorizing the company's board of directors to adopt, amend or repeal bylaws without shareholder approval.

  .   Proposals to vote unmarked proxies in favor of management.

B. Ability to Vote Proxies Other than as Provided in A Above.

   A Portfolio Manager, sub-adviser or other party involved with a client's or Fund's account may conclude that the interest of the client or Fund requires that a proxy be voted on a proposal in a manner that differs from the predetermined proxy voting policy. In this situation, he or she shall request that the Proxy Committee consider voting the proxy on the proposal other than according to the predetermined policy provided in III (A) above. If any person (or entity) requests the Proxy Committee (or any of its members) to vote a proxy other than according to the predetermined policy, that person shall furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's (or entity's) relationship with the party proposing the matter to shareholders.

   The Proxy Committee may vary from the predetermined policy if it determines that voting on the proposal according to the predetermined policy would be expected to impact adversely the current or potential market value of the issuer's securities or to effect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In the event a client believes that its other interests require a different vote, CMA shall vote as the client instructs. In determining the vote on any proposal, the Proxy Committee shall not consider any benefit other than benefits to the owner of the securities to be voted.

C. Proposals Requiring Special Consideration

   The following proposals require individual, special consideration. The Proxy Committee will determine how proxies related to each of these proposals will be voted. The Proxy Committee shall determine to vote against any such proposal which would be expected to impact adversely the current or potential market value of the issuer's securities or to effect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In the event a client believes that its other interests require a different vote, CMA shall vote as the client instructs In determining the vote on any proposal, the Proxy Committee shall not consider any benefit other than benefits to the owner of the securities to be voted.

      1. New Proposals. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Guideline, which will be incorporated into this Proxy Voting Policy and Procedures.

      2. Accounts Adhering to Taft Hartley Principles. All proposals for these accounts shall be voted according to the Taft Hartley Guidelines developed by Institutional Shareholder Services, Inc. ("ISS").

      3. Accounts Adhering to Socially Responsible Principles. All proposals for these accounts shall be voted according to the Socially Responsible Guidelines developed by ISS or as specified by the client.

      4. Proxies of International Issuers which Block Securities Sales between the Time a Shareholder submits a Proxy and the Vote. Proposals for these securities shall be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with these Proxy Voting Guidelines.

      5. Proxies of Investment Company Shares. Proposals on issues other than those specified above under III (A), e.g., election of directors, selection of accountants.

      6. Shareholder Proposals. Shareholder proposals that are not covered by III (A) above will be reviewed individually.

      7. Executive/Director Compensation. Except as provided in III (A), proposals relating to compensation of any executive or director will be voted as recommended by ISS or as otherwise directed by the Proxy Committee.

      8. Pre-Emptive Rights. Proposals to create or eliminate pre-emptive rights. In evaluating proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

   If any person (or entity) requests that the Proxy Committee (or any of its members) vote a proxy in a specific manner, that person shall furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's (or entity's) relationship with the party proposing the matter to shareholders.

IV. VOTING PROCEDURES

   The Proxy Committee has developed the following procedures to assist in the voting of proxies according to the Voting Guidelines set forth in Section III above. The Proxy Committee may revise these procedures from time to time, as it deems appropriate or necessary to effect the purposes of this Policy and Procedures.

  . CMA shall use Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS shall provide proxy analysis and record keeping services.

  . On a daily basis CMA shall send to ISS a holdings file detailing each equity holding held in an account advised by CMA. Information on equity holdings for the international portfolio shall be sent weekly.

  . ISS shall receive proxy material information from Proxy Edge or the custodian bank for the account. This shall include issues to be voted upon, together with a breakdown of holdings for CMA accounts. ISS shall then reconcile information it receives from CMA with that it has received from Proxy Edge and custodian banks. Any discrepancies shall be noted and resolved by ISS.

  . Whenever a vote is solicited, ISS shall send CMA a request to vote over a secure website. CMA personnel shall check this website daily. The request shall be accompanied by a recommended vote. The recommended vote shall be based upon CMA's Voting Guidelines previously delivered by CMA to ISS as set forth in Section III. CMA shall promptly provide ISS with any amendments or modifications to the Guidelines. CMA shall return a final instruction to vote to ISS, which ISS shall record with Proxy Edge or the custodian bank as our agent.

  . ISS shall have procedures in place to ensure that a vote is cast on every security holding maintained by CMA on which a vote is solicited unless otherwise directed by the Proxy Committee. On a yearly basis, or as required by our clients CMA shall receive a report from ISS detailing CMA's voting for the previous period.

  . Each time that ISS shall send CMA a request to vote the request shall be accompanied by the recommended vote determined in accordance with CMA's Voting Guidelines. ISS shall vote as indicated in the request unless the client has reserved discretion, the Proxy Committee determines that the best interest of a client requires another vote or the proposal is a matter on which the Proxy Committee has discretion under Section III.C. In such situations ISS shall vote based on the direction of the client or the Proxy Committee, as the case may be. The interests of CMA's Taft Hartley or "Socially Responsible " clients may impact a proposal that normally should be voted in a certain way. ISS shall inform CMA of all proposals having impact on its Taft Hartley and or "Socially Responsible " clients. The Proxy Voting Committee shall be consulted before a vote is placed in cases where Taft Hartley or Socially Responsible issues are presented.

                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT!
                           VOTE THIS PROXY CARD TODAY!

     THREE CONVENIENT WAYS TO VOTE YOUR PROXY.

     You can vote your proxies over the Internet, by telephone or by fax - it's easy and confidential.

     INTERNET, TELEPHONE AND FAX VOTING ARE AVAILABLE 24 HOURS A DAY, SEVEN DAYS A WEEK.

     If you are voting by Internet, telephone or fax, you should NOT mail your proxy card.

     Vote by Internet:

          .    Read the proxy statement and have your proxy card available.

          . Go to https://vote.proxy-direct.com and follow the on screen directions.

     Vote by Telephone:

          .    Read the proxy statement and have your proxy card available.

          .    When you are ready to vote, call toll free 1-866-837-1888.

          .    Follow the recorded instructions provided to cast your vote.

     Vote by Fax:

          . Fax your executed proxy to us toll free at 1-888-796-9932 anytime.

     If you have any questions or concerns, please call 1-866-348-1468 from 9:00 a.m. to 11:00 p.m. EDT Monday through Friday, and Saturdays from 12:00 p.m. to 6:00 p.m.

     You may receive additional proxies for other accounts. These are not duplicates; you should sign and return each proxy in order for your votes to be counted.

                  Please detach at perforation before mailing.

Columbia Management.                                                       PROXY

             COLUMBIA PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND SPECIAL MEETING OF SHAREHOLDERS to be held September 16, 2005

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES. The undersigned hereby appoints Christopher L. Wilson, J. Kevin Connaughton, Michael G. Clarke and Vincent P. Pietropaolo, and each of them, with full power of substitution to each, to vote all shares at the Special Meeting of Shareholders to be held at One Financial Center, Boston, Massachusetts, on September 16, 2005 at 10:00 a.m. Eastern time and at any and all adjournments, as specified herein and in accordance with their best judgment, on any other business that may properly come before the meeting.

Your vote is important, no matter how many shares you own. Please vote on the reverse side of this proxy card and sign in the space(s) provided. Return your completed proxy card in order for your votes to be counted.

     VOTE VIA THE INTERNET: https://vote.proxy-direct.com
     VOTE VIA THE TELEPHONE: 1-866-837-1888

     Note: Please sign exactly as name or names appear hereon. Joint owners should each sign personally. When signing as attorney, executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in corporate name by President or other authorized officer. If a partnership, please sign in partnership name by authorized person.


     ____________________________________
     Shareholder sign here


     ____________________________________
     Co-owner sign here


     ____________________________________
     Date                      PIM_15355A

        PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY PROMPTLY USING THE
                                ENCLOSED ENVELOPE.

                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT!
                           VOTE THIS PROXY CARD TODAY!















                  Please detach at perforation before mailing.

THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED BELOW AND, ABSENT DIRECTION, WILL BE VOTED FOR THE PROPOSALS LISTED BELOW. THIS PROXY WILL BE VOTED IN ACCORDANCE WITH THE HOLDER'S BEST JUDGMENT AS TO ANY OTHER MATTER.

THE TRUSTEES RECOMMEND A VOTE FOR THE PROPOSALS:

PLEASE MARK BOXES BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: [X]

1.   To approve an Agreement and Plan of Reorganization providing for (i) the              FOR      AGAINST    ABSTAIN
     sale of all of the assets of the Columbia Pennsylvania Intermediate
     Municipal Bond Fund ("the Columbia PA IMB Fund") to, and the assumption of            [ ]        [ ]        [ ]
     all the liabilities of the Columbia PA IMB Fund by, Columbia Intermediate
     Tax-Exempt Bond Fund, a series of Columbia Funds Trust V (the "Acquiring
     Fund"), in exchange for shares of the Acquiring Fund and (ii) the distribution of such shares to the shareholders of the Columbia PA IMB Fund in complete liquidation of the Columbia PA IMB Fund.

2.   To elect Trustees of Columbia Funds Trust V:                                          FOR      WITHHOLD   FOR ALL
                                                                                           ALL        ALL      EXCEPT
     01. Douglas A. Hacker      02. Janet Langford Kelly  03.  Richard W. Lowry
     04. Charles R. Nelson      05. John J. Neuhauser     06.  Patrick Simpson             [ ]        [ ]        [ ]
     07. Thomas E. Stitzel      08. Thomas C. Theobald    09.  Anne-Lee Verville
     10. Richard L. Woolworth   11. William E. Mayer

     To withhold authority to vote for one or more of the nominees, write the corresponding number(s) of the nominee(s) on the line below.

MARK BOX AT RIGHT FOR ADDRESS CHANGE AND NOTE NEW ADDRESS BELOW. [ ]

____________________________________________________________________

____________________________________________________________________

                                                                      PIM_15355A

                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT!
                           VOTE THIS PROXY CARD TODAY!

     THREE CONVENIENT WAYS TO VOTE YOUR PROXY.

     You can vote your proxies over the Internet, by telephone or by fax - it's easy and confidential.

     INTERNET, TELEPHONE AND FAX VOTING ARE AVAILABLE 24 HOURS A DAY, SEVEN DAYS A WEEK.

     If you are voting by Internet, telephone or fax, you should NOT mail your proxy card.

     Vote by Internet:

          .    Read the proxy statement and have your proxy card available.

          . Go to https://vote.proxy-direct.com and follow the on screen directions.

     Vote by Telephone:

          .    Read the proxy statement and have your proxy card available.

          .    When you are ready to vote, call toll free 1-866-837-1888.

          .    Follow the recorded instructions provided to cast your vote.

     Vote by Fax:

          . Fax your executed proxy to us toll free at 1-888-796-9932 anytime.

     If you have any questions or concerns, please call 1-866-348-1468 from 9:00 a.m. to 11:00 p.m. EDT Monday through Friday, and Saturdays from 12:00 p.m. to 6:00 p.m.

     You may receive additional proxies for other accounts. These are not duplicates; you should sign and return each proxy in order for your votes to be counted.

                  Please detach at perforation before mailing.

                                                                           PROXY
                    NATIONS INTERMEDIATE MUNICIPAL BOND FUND
                         A SERIES OF NATIONS FUNDS TRUST
          SPECIAL MEETING OF SHAREHOLDERS to be held September 16, 2005

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES. The undersigned hereby appoints Christopher L. Wilson, J. Kevin Connaughton, Michael G. Clarke and Vincent P. Pietropaolo, and each of them, with full power of substitution to each, to vote all shares at the Special Meeting of Shareholders to be held at One Financial Center, Boston, Massachusetts, on September 16, 2005 at 10:00 a.m. Eastern time and at any and all adjournments, as specified herein and in accordance with their best judgment, on any other business that may properly come before the meeting.

Your vote is important, no matter how many shares you own. Please vote on the reverse side of this proxy card and sign in the space(s) provided. Return your completed proxy card in order for your votes to be counted.

     VOTE VIA THE INTERNET: https://vote.proxy-direct.com
     VOTE VIA THE TELEPHONE: 1-866-837-1888

     Note: Please sign exactly as name or names appear hereon. Joint owners should each sign personally. When signing as attorney, executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in corporate name by President or other authorized officer. If a partnership, please sign in partnership name by authorized person.


     ____________________________________
     Shareholder sign here


     ____________________________________
     Co-owner sign here


     ____________________________________
     Date                      NAT_15355B

        PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY PROMPTLY USING THE
                               ENCLOSED ENVELOPE.

                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT!
                           VOTE THIS PROXY CARD TODAY!















                  Please detach at perforation before mailing.

THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED BELOW AND, ABSENT DIRECTION, WILL BE VOTED FOR THE PROPOSAL LISTED BELOW. THIS PROXY WILL BE VOTED IN ACCORDANCE WITH THE HOLDER'S BEST JUDGMENT AS TO ANY OTHER MATTER.

THE TRUSTEES RECOMMEND A VOTE FOR THE PROPOSAL:

PLEASE MARK BOXES BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: [X]

1.   To approve an Agreement and Plan of Reorganization providing for (i) the              FOR      AGAINST    ABSTAIN
     sale of all of the assets of the Nations Intermediate Municipal Bond Fund
     (the "Nations IMB Fund") to, and the assumption of all the liabilities                [ ]        [ ]        [ ]
     of the Nations IMB Fund by, Columbia Intermediate Tax-Exempt Bond Fund, a
     series of Columbia Funds Trust V (the "Acquiring Fund"), in exchange for shares of the Acquiring Fund and (ii) the distribution of such shares to the shareholders of the Nations IMB Fund in complete liquidation of the
     Nations IMB Fund.


MARK BOX AT RIGHT FOR ADDRESS CHANGE AND NOTE NEW ADDRESS BELOW. [ ]

____________________________________________________________________

____________________________________________________________________

                                                                      NAT_15355B

                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT!
                           VOTE THIS PROXY CARD TODAY!

     THREE CONVENIENT WAYS TO VOTE YOUR PROXY.

     You can vote your proxies over the Internet, by telephone or by fax - it's easy and confidential.

     INTERNET, TELEPHONE AND FAX VOTING ARE AVAILABLE 24 HOURS A DAY, SEVEN DAYS A WEEK.

     If you are voting by Internet, telephone or fax, you should NOT mail your proxy card.

     Vote by Internet:

          .    Read the proxy statement and have your proxy card available.

          . Go to https://vote.proxy-direct.com and follow the on screen directions.

     Vote by Telephone:

          .    Read the proxy statement and have your proxy card available.

          .    When you are ready to vote, call toll free 1-866-837-1888.

          .    Follow the recorded instructions provided to cast your vote.

     Vote by Fax:

          . Fax your executed proxy to us toll free at 1-888-796-9932 anytime.

     If you have any questions or concerns, please call 1-866-348-1468 from 9:00 a.m. to 11:00 p.m. EDT Monday through Friday, and Saturdays from 12:00 p.m. to 6:00 p.m.

     You may receive additional proxies for other accounts. These are not duplicates; you should sign and return each proxy in order for your votes to be counted.

                  Please detach at perforation before mailing.

                                                                           PROXY

                      NATIONS KANSAS MUNICIPAL INCOME FUND
                         A SERIES OF NATIONS FUNDS TRUST
          SPECIAL MEETING OF SHAREHOLDERS to be held September 16, 2005

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES. The undersigned hereby appoints Christopher L. Wilson, J. Kevin Connaughton, Michael G. Clarke and Vincent P. Pietropaolo, and each of them, with full power of substitution to each, to vote all shares at the Special Meeting of Shareholders to be held at One Financial Center, Boston, Massachusetts, on September 16, 2005 at 10:00 a.m. Eastern time and at any and all adjournments, as specified herein and in accordance with their best judgment, on any other business that may properly come before the meeting.

Your vote is important, no matter how many shares you own. Please vote on the reverse side of this proxy card and sign in the space(s) provided. Return your completed proxy card in order for your votes to be counted.

     VOTE VIA THE INTERNET: https://vote.proxy-direct.com
     VOTE VIA THE TELEPHONE: 1-866-837-1888

     Note: Please sign exactly as name or names appear hereon. Joint owners should each sign personally. When signing as attorney, executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in corporate name by President or other authorized officer. If a partnership, please sign in partnership name by authorized person.


     ____________________________________
     Shareholder sign here


     ____________________________________
     Co-owner sign here


     ____________________________________
     Date                      NAT_15355C

        PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY PROMPTLY USING THE
                                ENCLOSED ENVELOPE.

                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT!
                           VOTE THIS PROXY CARD TODAY!















                  Please detach at perforation before mailing.

THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED BELOW AND, ABSENT DIRECTION, WILL BE VOTED FOR THE PROPOSAL LISTED BELOW. THIS PROXY WILL BE VOTED IN ACCORDANCE WITH THE HOLDER'S BEST JUDGMENT AS TO ANY OTHER MATTER.

THE TRUSTEES RECOMMEND A VOTE FOR THE PROPOSAL:

PLEASE MARK BOXES BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: [X]

1.   To approve an Agreement and Plan of Reorganization providing for (i) the              FOR      AGAINST       ABSTAIN
     sale of all of the assets of the Nations Kansas Municipal Income Fund (the
     "Nations KMI Fund") to, and the assumption of all of the liabilities of the           [ ]        [ ]           [ ]
     Nations KMI Fund by, Columbia Intermediate Tax-Exempt Bond Fund, a series of Columbia Funds Trust V (the "Acquiring Fund"), in exchange for shares of the Acquiring Fund and (ii) the distribution of such shares to the shareholders of the Nations KMI Fund in complete liquidation of the Nations
     KMI Fund.

MARK BOX AT RIGHT FOR ADDRESS CHANGE AND NOTE NEW ADDRESS BELOW. [ ]

____________________________________________________________________

____________________________________________________________________

                                                                      NAT_15355C

                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT!
                           VOTE THIS PROXY CARD TODAY!

     THREE CONVENIENT WAYS TO VOTE YOUR PROXY.

     You can vote your proxies over the Internet, by telephone or by fax - it's easy and confidential.

     INTERNET, TELEPHONE AND FAX VOTING ARE AVAILABLE 24 HOURS A DAY, SEVEN DAYS A WEEK.

     If you are voting by Internet, telephone or fax, you should NOT mail your proxy card.

     Vote by Internet:

          .    Read the proxy statement and have your proxy card available.

          . Go to https://vote.proxy-direct.com and follow the on screen directions.

     Vote by Telephone:

          .    Read the proxy statement and have your proxy card available.

          .    When you are ready to vote, call toll free 1-866-837-1888.

          .    Follow the recorded instructions provided to cast your vote.

     Vote by Fax:

          . Fax your executed proxy to us toll free at 1-888-796-9932 anytime.

     If you have any questions or concerns, please call 1-866-348-1468 from 9:00 a.m. to 11:00 p.m. EDT Monday through Friday, and Saturdays from 12:00 p.m. to 6:00 p.m.

     You may receive additional proxies for other accounts. These are not duplicates; you should sign and return each proxy in order for your votes to be counted.

                  Please detach at perforation before mailing.

                                                                           PROXY

               NATIONS TENNESSEE INTERMEDIATE MUNICIPAL BOND FUND
                         A SERIES OF NATIONS FUNDS TRUST
          SPECIAL MEETING OF SHAREHOLDERS to be held September 16, 2005

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES. The undersigned hereby appoints Christopher L. Wilson, J. Kevin Connaughton, Michael G. Clarke and Vincent P. Pietropaolo, and each of them, with full power of substitution to each, to vote all shares at the Special Meeting of Shareholders to be held at One Financial Center, Boston, Massachusetts, on September 16, 2005 at 10:00 a.m. Eastern time and at any and all adjournments, as specified herein and in accordance with their best judgment, on any other business that may properly come before the meeting.

Your vote is important, no matter how many shares you own. Please vote on the reverse side of this proxy card and sign in the space(s) provided. Return your completed proxy card in order for your votes to be counted.

     VOTE VIA THE INTERNET: https://vote.proxy-direct.com
     VOTE VIA THE TELEPHONE: 1-866-837-1888

     Note: Please sign exactly as name or names appear hereon. Joint owners should each sign personally. When signing as attorney, executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in corporate name by President or other authorized officer. If a partnership, please sign in partnership name by authorized person.


     ____________________________________
     Shareholder sign here


     ____________________________________
     Co-owner sign here


     ____________________________________
     Date                      TIM_15355D

        PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY PROMPTLY USING THE
                                ENCLOSED ENVELOPE.

                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT!
                           VOTE THIS PROXY CARD TODAY!















                  Please detach at perforation before mailing.

THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED BELOW AND, ABSENT DIRECTION, WILL BE VOTED FOR THE PROPOSAL LISTED BELOW. THIS PROXY WILL BE VOTED IN ACCORDANCE WITH THE HOLDER'S BEST JUDGMENT AS TO ANY OTHER MATTER.

THE TRUSTEES RECOMMEND A VOTE FOR THE PROPOSAL:

PLEASE MARK BOXES BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: [X]

1.   To approve an Agreement and Plan of Reorganization providing for (i) the              FOR      AGAINST       ABSTAIN
     sale of all of the assets of the Nations Tennessee Intermediate Municipal
     Bond Fund (the "Nations TN IMB Fund") to, and the assumption of all of the            [ ]        [ ]           [ ]
     liabilities of the Nations TN IMB Fund by, Columbia Intermediate Tax-Exempt
     Bond Fund, a series of Columbia Funds Trust V (the "Acquiring Fund"), in exchange for shares of the Acquiring Fund and (ii) the distribution of such shares to the shareholders of the Nations TN IMB Fund in complete liquidation of the Nations TN IMB Fund.

MARK BOX AT RIGHT FOR ADDRESS CHANGE AND NOTE NEW ADDRESS BELOW. [ ]

____________________________________________________________________

____________________________________________________________________

                                                                      TIM_15355D